UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

BIOTECHNOLOGY—50.15%
Acorda Therapeutics Inc.(a)	319,606	$8,060,463
Affymetrix Inc.(a)	539,204	3,148,951
Alexion Pharmaceuticals Inc.(a)	774,299	37,801,277
AMAG Pharmaceuticals Inc.(a)(b)	151,046	5,744,279
Amgen Inc.(a)	2,625,152	148,504,849
Arena Pharmaceuticals Inc.(a)(b)	639,117	2,268,865
ARIAD Pharmaceuticals Inc.(a)	939,120	2,141,194
ArQule Inc.(a)	319,380	1,178,512
BioCryst Pharmaceuticals Inc.(a)(b)	324,713	2,097,646
Biogen Idec Inc.(a)	925,800	49,530,300
BioMimetic Therapeutics Inc.(a)	186,810	2,228,643
Celera Corp.(a)	677,366	4,680,599
Celgene Corp.(a)	1,666,869	92,811,266
Crucell NV SP ADR(a)(b)	138,832	2,801,630
Cytokinetics Inc.(a)	504,451	1,467,952
Enzon Pharmaceuticals Inc.(a)(b)	514,044	5,412,883
Exelixis Inc.(a)	1,216,576	8,966,165
Facet Biotech Corp.(a)	212,806	3,741,130
Genomic Health Inc.(a)	258,265	5,051,663
Genzyme Corp.(a)	741,548	36,343,267
Geron Corp.(a)(b)	983,508	5,458,469
GTx Inc.(a)(b)	328,505	1,379,721
Halozyme Therapeutics Inc.(a)(b)	775,672	4,553,195
Human Genome Sciences Inc.(a)(b)	797,480	24,402,888
Illumina Inc.(a)(b)	956,525	29,317,491
ImmunoGen Inc.(a)	382,123	3,003,487
Immunomedics Inc.(a)	672,782	2,159,630
Incyte Corp.(a)	1,171,089	10,668,621
InterMune Inc.(a)(b)	604,003	7,876,199
Lexicon Pharmaceuticals Inc.(a)	1,111,281	1,889,178
Life Technologies Corp.(a)	645,582	33,718,748
Maxygen Inc.(a)	304,634	1,855,221
Micromet Inc.(a)	564,772	3,761,382
Momenta Pharmaceuticals Inc.(a)(b)	399,100	5,032,651
Myriad Genetics Inc.(a)	767,474	20,031,071
Nektar Therapeutics(a)	986,331	9,192,605
Novavax Inc.(a)(b)	797,289	2,120,789
Optimer Pharmaceuticals Inc.(a)	291,885	3,292,463
Orexigen Therapeutics Inc.(a)	402,766	2,996,579
PDL BioPharma Inc.	766,636	5,259,123
QIAGEN NV(a)(b)	1,153,539	25,746,991
Regeneron Pharmaceuticals Inc.(a)	977,589	23,638,102
Sangamo BioSciences Inc.(a)	374,824	2,218,958
Savient Pharmaceuticals Inc.(a)	521,605	7,099,044
Seattle Genetics Inc.(a)	806,684	8,195,909
Sequenom Inc.(a)(b)	550,658	2,279,724
StemCells Inc.(a)(b)	976,991	1,231,009
SuperGen Inc.(a)	508,976	1,333,517
Vertex Pharmaceuticals Inc.(a)	1,540,072	65,992,085
Vical Inc.(a)	219,605	722,500
XOMA Ltd.(a)(b)	1,730,123	1,209,010

		741,617,894

COMMERCIAL SERVICES—0.20%
Albany Molecular Research Inc.(a)	318,713	2,893,914

		2,893,914
DISTRIBUTION & WHOLESALE—0.12%
BMP Sunstone Corp.(a)	321,039	1,826,712

		1,826,712
HEALTH CARE - PRODUCTS—2.10%
Columbia Laboratories Inc.(a)(b)	439,406	474,558
Gen-Probe Inc.(a)	270,110	11,587,719
Luminex Corp.(a)	361,186	5,392,507
TECHNE Corp.	199,313	13,664,899

		31,119,683
PHARMACEUTICALS—47.34%
Adolor Corp.(a)	665,161	971,135
Akorn Inc.(a)(b)	826,693	1,479,780
Alexza Pharmaceuticals Inc.(a)(b)	284,884	683,722
Alkermes Inc.(a)	702,933	6,614,600
Allos Therapeutics Inc.(a)	810,472	5,324,801
Alnylam Pharmaceuticals Inc.(a)(b)	364,927	6,430,014
Amylin Pharmaceuticals Inc.(a)	573,221	8,134,006
Array BioPharma Inc.(a)	313,462	880,828
Auxilium Pharmaceuticals Inc.(a)	385,266	11,550,275
Biodel Inc.(a)(b)	214,586	931,303
BioMarin Pharmaceutical Inc.(a)	1,036,018	19,487,499
Cadence Pharmaceuticals Inc.(a)(b)	399,320	3,861,424
Cardiome Pharma Corp.(a)	598,978	2,665,452
Cephalon Inc.(a)	273,807	17,088,295
China Sky One Medical Inc.(a)(b)	97,053	2,207,956
Cubist Pharmaceuticals Inc.(a)	567,654	10,768,396
Cypress Bioscience Inc.(a)	375,393	2,162,264
Dendreon Corp.(a)	1,046,919	27,513,031
Depomed Inc.(a)	478,433	1,602,751
Discovery Laboratories Inc.(a)(b)	1,118,806	703,170
DURECT Corp.(a)	703,922	1,738,687
Dyax Corp.(a)	680,734	2,307,688
Endo Pharmaceuticals Holdings Inc.(a)	467,411	9,586,600
Flamel Technologies SA SP ADR(a)(b)	216,347	1,600,968
Gilead Sciences Inc.(a)	2,601,770	112,604,606
Hi-Tech Pharmacal Co. Inc.(a)	65,613	1,840,445
Idenix Pharmaceuticals Inc.(a)(b)	489,329	1,052,057
Impax Laboratories Inc.(a)	589,999	8,023,986
Inspire Pharmaceuticals Inc.(a)	936,771	5,170,976
Isis Pharmaceuticals Inc.(a)	815,048	9,047,033
Ligand Pharmaceuticals Inc. Class B(a)	1,097,995	2,382,649
MannKind Corp.(a)(b)	1,103,531	9,666,932
Medicines Co. (The)(a)	332,999	2,777,212
Medivation Inc.(a)(b)	290,680	10,944,102
MiddleBrook Pharmaceuticals Inc.(a)(b)	233,138	118,900
Mylan Inc.(a)(b)	1,807,397	33,310,327
Nabi Biopharmaceuticals(a)	635,909	3,115,954
Neurocrine Biosciences Inc.(a)	221,984	603,796
NPS Pharmaceuticals Inc.(a)	382,498	1,300,493
Obagi Medical Products Inc.(a)	218,870	2,626,440
Onyx Pharmaceuticals Inc.(a)	720,639	21,143,548
OSI Pharmaceuticals Inc.(a)	424,317	13,166,557
Osiris Therapeutics Inc.(a)(b)	287,166	2,050,365
Pain Therapeutics Inc.(a)	299,221	1,603,825
Perrigo Co.	757,185	30,166,250
Pharmasset Inc.(a)	575,770	11,918,439

Poniard Pharmaceuticals Inc.(a)(b)	302,577	553,716
POZEN Inc.(a)	286,212	1,714,410
Progenics Pharmaceuticals Inc.(a)	294,136	1,305,964
QLT Inc.(a)	512,035	2,539,694
Questcor Pharmaceuticals Inc.(a)	606,179	2,879,350
Rigel Pharmaceuticals Inc.(a)	454,404	4,321,382
Salix Pharmaceuticals Ltd.(a)	462,312	11,742,725
Santarus Inc.(a)	493,035	2,277,822
Shire PLC SP ADR	420,392	24,677,010
SIGA Technologies Inc.(a)(b)	233,457	1,354,051
Spectrum Pharmaceuticals Inc.(a)(b)	274,398	1,218,327
Synta Pharmaceuticals Corp.(a)	125,187	633,446
Targacept Inc.(a)	214,815	4,493,930
Teva Pharmaceutical Industries Ltd. SP ADR(b)	2,073,452	116,486,533
Theravance Inc.(a)(b)	489,095	6,392,472
United Therapeutics Corp.(a)	519,585	27,356,150
Vanda Pharmaceuticals Inc.(a)(b)	160,582	1,804,942
ViroPharma Inc.(a)	636,915	5,343,717
VIVUS Inc.(a)(b)	576,079	5,294,166
Warner Chilcott PLC Class A(a)(b)	1,310,979	37,323,572
XenoPort Inc.(a)	266,191	4,940,505
Zymogenetics Inc.(a)(b)	703,868	4,497,717

		700,081,138

TOTAL COMMON STOCKS
(Cost: $1,891,618,531)		1,477,539,341

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.13%

MONEY MARKET FUNDS—12.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	152,850,933	152,850,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	24,860,857	24,860,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	1,680,943	1,680,943

		179,392,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,392,733)		179,392,733

TOTAL INVESTMENTS IN SECURITIES—112.04%
(Cost: $2,071,011,264)		1,656,932,074
Other Assets, Less Liabilities—(12.04)%		(178,115,429)

NET ASSETS—100.00%		$1,478,816,645

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.15%
Omnicom Group Inc.	204	$7,987

		7,987
AEROSPACE & DEFENSE—2.30%
Boeing Co. (The)	479	25,928
General Dynamics Corp.	228	15,543
Lockheed Martin Corp.	210	15,824
Northrop Grumman Corp.	212	11,840
Raytheon Co.	260	13,395
United Technologies Corp.	547	37,967

		120,497
AGRICULTURE—2.62%
Altria Group Inc.	1,364	26,775
Archer-Daniels-Midland Co.	424	13,275
Monsanto Co.	359	29,348
Philip Morris International Inc.	1,285	61,924
Reynolds American Inc.	112	5,933

		137,255
APPAREL—0.30%
Nike Inc. Class B	235	15,526

		15,526
AUTO MANUFACTURERS—0.55%
Ford Motor Co.(a)	2,041	20,410
PACCAR Inc.	234	8,487

		28,897
AUTO PARTS & EQUIPMENT—0.23%
Johnson Controls Inc.	439	11,958

		11,958
BANKS—5.15%
Bank of America Corp.	5,684	85,601
Bank of New York Mellon Corp. (The)	789	22,068
BB&T Corp.	453	11,493
Northern Trust Corp.	154	8,070
PNC Financial Services Group Inc. (The)(b)	299	15,784
State Street Corp.	324	14,107
U.S. Bancorp	1,250	28,138
Wells Fargo & Co.	3,134	84,587

		269,848
BEVERAGES—2.84%
Coca-Cola Co. (The)	1,520	86,640
PepsiCo Inc.	1,020	62,016

		148,656

BIOTECHNOLOGY—1.40%
Amgen Inc.(a)	662	37,449
Biogen Idec Inc.(a)	191	10,219
Celgene Corp.(a)	304	16,927
Genzyme Corp.(a)	176	8,626

		73,221
CHEMICALS—1.41%
Air Products and Chemicals Inc.	139	11,267
Dow Chemical Co. (The)	734	20,280
E.I. du Pont de Nemours and Co.	596	20,067
Mosaic Co. (The)	104	6,212
Praxair Inc.	203	16,303

		74,129
COAL—0.15%
Peabody Energy Corp.	176	7,957

		7,957
COMMERCIAL SERVICES—1.14%
MasterCard Inc. Class A	56	14,335
McKesson Corp.	175	10,938
Visa Inc. Class A	295	25,801
Western Union Co.	460	8,671

		59,745
COMPUTERS—6.83%
Apple Inc.(a)	587	123,775
Dell Inc.(a)	1,134	16,284
EMC Corp.(a)	1,328	23,200
Hewlett-Packard Co.	1,571	80,922
International Business Machines Corp.	869	113,752

		357,933
COSMETICS & PERSONAL CARE—2.73%
Colgate-Palmolive Co.	326	26,781
Procter & Gamble Co. (The)	1,916	116,167

		142,948
DIVERSIFIED FINANCIAL SERVICES—5.70%
American Express Co.	662	26,824
BlackRock Inc.(b)	20	4,644
Capital One Financial Corp.	296	11,349
Charles Schwab Corp. (The)	627	11,800
Citigroup Inc.	10,010	33,133
CME Group Inc.	44	14,782
Franklin Resources Inc.	99	10,430
Goldman Sachs Group Inc. (The)	332	56,055
JPMorgan Chase & Co.	2,470	102,925
Morgan Stanley	895	26,492

		298,434
ELECTRIC—2.58%
American Electric Power Co. Inc.	312	10,855
Dominion Resources Inc.	388	15,101
Duke Energy Corp.	844	14,525
Entergy Corp.	130	10,639
Exelon Corp.	435	21,258
FirstEnergy Corp.	200	9,290
FPL Group Inc.	272	14,367
PG&E Corp.	243	10,850
Public Service Enterprise Group Inc.	332	11,039
Southern Co.	516	17,193

		135,117

ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	495	21,087

		21,087
ELECTRONICS—0.25%
Thermo Fisher Scientific Inc.(a)	277	13,210

		13,210
ENERGY - ALTERNATE SOURCES—0.09%
First Solar Inc.(a)	35	4,739

		4,739
ENVIRONMENTAL CONTROL—0.21%
Waste Management Inc.	324	10,954

		10,954
FOOD—1.34%
General Mills Inc.	216	15,295
Kellogg Co.	168	8,938
Kraft Foods Inc. Class A	960	26,093
Kroger Co. (The)	428	8,787
Sysco Corp.	388	10,841

		69,954
HEALTH CARE - PRODUCTS—4.28%
Baxter International Inc.	394	23,120
Becton, Dickinson and Co.	155	12,223
Boston Scientific Corp.(a)	988	8,892
CareFusion Corp.(a)	116	2,901
Johnson & Johnson	1,812	116,711
Medtronic Inc.	736	32,369
St. Jude Medical Inc.(a)	228	8,386
Stryker Corp.	219	11,031
Zimmer Holdings Inc.(a)	142	8,394

		224,027
HEALTH CARE - SERVICES—0.97%
Aetna Inc.	292	9,256
UnitedHealth Group Inc.	785	23,927
WellPoint Inc.(a)	306	17,837

		51,020
HOUSEHOLD PRODUCTS & WARES—0.33%
Kimberly-Clark Corp.	272	17,329

		17,329
INSURANCE—1.73%
Aflac Inc.	308	14,245
Allstate Corp. (The)	352	10,574
Chubb Corp.	232	11,410
Loews Corp.	216	7,852
MetLife Inc.	381	13,468
Prudential Financial Inc.	304	15,127
Travelers Companies Inc. (The)	359	17,900

		90,576
INTERNET—3.22%
Amazon.com Inc.(a)	216	29,056
AOL Inc.(a)	71	1,653
eBay Inc.(a)	738	17,373
Google Inc. Class A(a)	158	97,957

Symantec Corp.(a)	536	9,589
Yahoo! Inc.(a)	784	13,156

		168,784
IRON & STEEL—0.19%
Nucor Corp.	209	9,750

		9,750
LEISURE TIME—0.17%
Carnival Corp.(a)	288	9,127

		9,127
MACHINERY—0.72%
Caterpillar Inc.	396	22,568
Deere & Co.	279	15,091

		37,659
MANUFACTURING—3.60%
Danaher Corp.	168	12,634
General Electric Co.	6,957	105,259
Honeywell International Inc.	488	19,130
Illinois Tool Works Inc.	297	14,253
3M Co.	454	37,532

		188,808
MEDIA—3.03%
Comcast Corp. Class A	1,880	31,697
DIRECTV Class A(a)	648	21,611
Liberty Media Corp. - Liberty Starz Group Series A(a)	34	1,569
News Corp. Class A NVS	1,503	20,576
Time Warner Cable Inc.	232	9,603
Time Warner Inc.	788	22,962
Viacom Inc. Class B NVS(a)	356	10,584
Walt Disney Co. (The)	1,244	40,119

		158,721
MINING—0.97%
Alcoa Inc.	636	10,252
Freeport-McMoRan Copper & Gold Inc.(a)	271	21,759
Newmont Mining Corp.	317	14,997
Southern Copper Corp.	116	3,818

		50,826
OIL & GAS—10.79%
Anadarko Petroleum Corp.	328	20,474
Apache Corp.	219	22,594
Chesapeake Energy Corp.	404	10,456
Chevron Corp.	1,316	101,319
ConocoPhillips	976	49,844
Devon Energy Corp.	292	21,462
EOG Resources Inc.	164	15,957
Exxon Mobil Corp.	3,212	219,026
Hess Corp.	192	11,616
Marathon Oil Corp.	464	14,486
Occidental Petroleum Corp.	534	43,441
Southwestern Energy Co.(a)	227	10,941
Valero Energy Corp.	368	6,164
XTO Energy Inc.	380	17,681

		565,461
OIL & GAS SERVICES—1.70%
Baker Hughes Inc.	204	8,258
Halliburton Co.	593	17,843

National Oilwell Varco Inc.	277	12,213
Schlumberger Ltd.	783	50,966

		89,280
PHARMACEUTICALS—6.85%
Abbott Laboratories	1,012	54,638
Allergan Inc.	200	12,602
Bristol-Myers Squibb Co.	1,135	28,659
Cardinal Health Inc.	236	7,609
Eli Lilly and Co.	668	23,854
Express Scripts Inc.(a)	180	15,561
Gilead Sciences Inc.(a)	597	25,838
Medco Health Solutions Inc.(a)	318	20,323
Merck & Co. Inc.	2,011	73,482
Pfizer Inc.	5,297	96,352

		358,918
PIPELINES—0.15%
Williams Companies Inc. (The)	380	8,010

		8,010
REAL ESTATE INVESTMENT TRUSTS—0.24%
Simon Property Group Inc.	159	12,688

		12,688
RETAIL—6.36%
Best Buy Co. Inc.	220	8,681
Costco Wholesale Corp.	286	16,923
CVS Caremark Corp.	959	30,889
Gap Inc. (The)	316	6,620
Home Depot Inc. (The)	1,117	32,315
Kohl’s Corp.(a)	200	10,786
Lowe’s Companies Inc.	973	22,758
McDonald’s Corp.	726	45,331
Staples Inc.	468	11,508
Starbucks Corp.(a)	486	11,207
Target Corp.	496	23,992
Walgreen Co.	653	23,978
Wal-Mart Stores Inc.	1,452	77,609
Yum! Brands Inc.	304	10,631

		333,228
SEMICONDUCTORS—2.27%
Applied Materials Inc.	872	12,156
Broadcom Corp. Class A(a)	325	10,221
Intel Corp.	3,666	74,786
Texas Instruments Inc.	841	21,916

		119,079
SOFTWARE—4.74%
Activision Blizzard Inc.(a)	364	4,044
Adobe Systems Inc.(a)	344	12,652
Automatic Data Processing Inc.	331	14,173
Microsoft Corp.	5,065	154,432
Oracle Corp.	2,505	61,473
VMware Inc. Class A(a)	32	1,356

		248,130
TELECOMMUNICATIONS—7.07%
American Tower Corp. Class A(a)	260	11,235
AT&T Inc.	3,875	108,616
Cisco Systems Inc.(a)	3,789	90,709
Corning Inc.	1,025	19,793

Juniper Networks Inc.(a)	344	9,175
Motorola Inc.(a)	1,514	11,749
QUALCOMM Inc.	1,087	50,285
Sprint Nextel Corp.(a)	1,896	6,939
Verizon Communications Inc.	1,863	61,721

		370,222
TRANSPORTATION—2.03%
Burlington Northern Santa Fe Corp.	174	17,160
CSX Corp.	255	12,365
FedEx Corp.	203	16,940
Norfolk Southern Corp.	239	12,528
Union Pacific Corp.	331	21,151
United Parcel Service Inc. Class B	456	26,161

		106,305

TOTAL COMMON STOCKS
(Cost: $5,044,486)		5,228,000

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(b)(c)	5,545	5,545

		5,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,545)		5,545

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $5,050,031)		5,233,545
Other Assets, Less Liabilities—0.11%		5,783

NET ASSETS—100.00%		$5,239,328

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.30%
Omnicom Group Inc.	409	$16,012

		16,012
AEROSPACE & DEFENSE—2.45%
Boeing Co. (The)	76	4,114
General Dynamics Corp.	44	2,999
Lockheed Martin Corp.	416	31,346
Northrop Grumman Corp.	48	2,681
Raytheon Co.	396	20,402
United Technologies Corp.	1,008	69,965

		131,507
AGRICULTURE—4.66%
Altria Group Inc.	2,713	53,256
Archer-Daniels-Midland Co.	473	14,810
Monsanto Co.	714	58,369
Philip Morris International Inc.	2,573	123,993

		250,428
APPAREL—0.58%
Nike Inc. Class B	475	31,383

		31,383
AUTO MANUFACTURERS—0.30%
PACCAR Inc.	443	16,068

		16,068
AUTO PARTS & EQUIPMENT—0.24%
Johnson Controls Inc.	481	13,102

		13,102
BANKS—1.22%
Bank of New York Mellon Corp. (The)	320	8,950
Northern Trust Corp.	316	16,558
State Street Corp.	344	14,978
Wells Fargo & Co.	923	24,912

		65,398
BEVERAGES—4.84%
Coca-Cola Co. (The)	2,387	136,059
PepsiCo Inc.	2,042	124,154

		260,213
BIOTECHNOLOGY—2.72%
Amgen Inc.(a)	1,329	75,181
Biogen Idec Inc.(a)	376	20,116
Celgene Corp.(a)	604	33,631
Genzyme Corp.(a)	355	17,399

		146,327

CHEMICALS—1.22%
Air Products and Chemicals Inc.	96	7,782
E.I. du Pont de Nemours and Co.	395	13,300
Mosaic Co. (The)	208	12,424
Praxair Inc.	403	32,365

		65,871
COAL—0.30%
Peabody Energy Corp.	352	15,914

		15,914
COMMERCIAL SERVICES—2.01%
MasterCard Inc. Class A	112	28,670
McKesson Corp.	172	10,750
Visa Inc. Class A	589	51,514
Western Union Co.	921	17,361

		108,295
COMPUTERS—11.83%
Apple Inc.(a)	1,171	246,917
Dell Inc.(a)	2,245	32,238
EMC Corp.(a)	272	4,752
Hewlett-Packard Co.	2,427	125,015
International Business Machines Corp.	1,734	226,981

		635,903
COSMETICS & PERSONAL CARE—3.82%
Colgate-Palmolive Co.	655	53,808
Procter & Gamble Co. (The)	2,504	151,817

		205,625
DIVERSIFIED FINANCIAL SERVICES—1.36%
American Express Co.	245	9,927
BlackRock Inc.(b)	13	3,019
Capital One Financial Corp.	169	6,479
Charles Schwab Corp. (The)	1,247	23,468
CME Group Inc.	5	1,680
Franklin Resources Inc.	89	9,376
Goldman Sachs Group Inc. (The)	41	6,922
Morgan Stanley	412	12,195

		73,066
ELECTRIC—0.14%
Exelon Corp.	76	3,714
FPL Group Inc.	72	3,803

		7,517
ELECTRICAL COMPONENTS & EQUIPMENT—0.78%
Emerson Electric Co.	985	41,961

		41,961
ELECTRONICS—0.04%
Thermo Fisher Scientific Inc.(a)	44	2,098

		2,098
ENERGY - ALTERNATE SOURCES—0.17%
First Solar Inc.(a)	68	9,207

		9,207
ENVIRONMENTAL CONTROL—0.36%
Waste Management Inc.	581	19,644

		19,644

FOOD—1.24%
General Mills Inc.	176	12,463
Kellogg Co.	335	17,822
Kroger Co. (The)	723	14,843
Sysco Corp.	773	21,598

		66,726
HEALTH CARE - PRODUCTS—6.72%
Baxter International Inc.	791	46,416
Becton, Dickinson and Co.	315	24,841
Boston Scientific Corp.(a)	700	6,300
Johnson & Johnson	2,798	180,219
Medtronic Inc.	1,469	64,607
St. Jude Medical Inc.(a)	451	16,588
Stryker Corp.	445	22,415

		361,386
HEALTH CARE - SERVICES—0.12%
Aetna Inc.	124	3,931
WellPoint Inc.(a)	44	2,565

		6,496
HOUSEHOLD PRODUCTS & WARES—0.56%
Kimberly-Clark Corp.	472	30,071

		30,071
INSURANCE—0.82%
Aflac Inc.	613	28,351
Prudential Financial Inc.	316	15,724

		44,075
INTERNET—5.66%
Amazon.com Inc.(a)	431	57,978
eBay Inc.(a)	340	8,004
Google Inc. Class A(a)	314	194,674
Symantec Corp.(a)	1,077	19,267
Yahoo! Inc.(a)	1,457	24,448

		304,371
LEISURE TIME—0.15%
Carnival Corp.(a)	260	8,239

		8,239
MACHINERY—0.56%
Caterpillar Inc.	395	22,511
Deere & Co.	136	7,356

		29,867
MANUFACTURING—2.41%
Danaher Corp.	212	15,942
Honeywell International Inc.	975	38,220
3M Co.	911	75,312

		129,474
MEDIA—0.46%
Comcast Corp. Class A	280	4,721
DIRECTV Class A(a)	605	20,177

		24,898
MINING—1.32%
Alcoa Inc.	588	9,479
Freeport-McMoRan Copper & Gold Inc.(a)	329	26,415

Newmont Mining Corp.	628	29,711
Southern Copper Corp.	168	5,529

		71,134
OIL & GAS—2.50%
Exxon Mobil Corp.	1,651	112,582
Southwestern Energy Co.(a)	452	21,786

		134,368
OIL & GAS SERVICES—0.86%
Schlumberger Ltd.	712	46,344

		46,344
PHARMACEUTICALS—6.89%
Abbott Laboratories	2,025	109,330
Allergan Inc.	400	25,204
Bristol-Myers Squibb Co.	1,254	31,663
Eli Lilly and Co.	697	24,890
Express Scripts Inc.(a)	358	30,949
Gilead Sciences Inc.(a)	1,189	51,460
Medco Health Solutions Inc.(a)	632	40,391
Merck & Co. Inc.	1,549	56,600

		370,487
REAL ESTATE INVESTMENT TRUSTS—0.20%
Simon Property Group Inc.	135	10,773

		10,773
RETAIL—9.82%
Best Buy Co. Inc.	440	17,362
Costco Wholesale Corp.	567	33,549
CVS Caremark Corp.	585	18,843
Gap Inc. (The)	556	11,648
Home Depot Inc. (The)	148	4,282
Kohl’s Corp.(a)	375	20,224
Lowe’s Companies Inc.	612	14,315
McDonald’s Corp.	1,448	90,413
Staples Inc.	939	23,090
Starbucks Corp.(a)	968	22,322
Target Corp.	988	47,790
Walgreen Co.	1,301	47,773
Wal-Mart Stores Inc.	2,900	155,005
Yum! Brands Inc.	607	21,227

		527,843
SEMICONDUCTORS—2.90%
Broadcom Corp. Class A(a)	645	20,285
Intel Corp.	4,524	92,290
Texas Instruments Inc.	1,669	43,494

		156,069
SOFTWARE—9.16%
Activision Blizzard Inc.(a)	424	4,711
Adobe Systems Inc.(a)	689	25,341
Automatic Data Processing Inc.	657	28,133
Microsoft Corp.	10,109	308,223
Oracle Corp.	5,017	123,117
VMware Inc. Class A(a)	68	2,882

		492,407
TELECOMMUNICATIONS—6.65%
American Tower Corp. Class A(a)	521	22,512
Cisco Systems Inc.(a)	7,565	181,106

Corning Inc.	1,741	33,619
Juniper Networks Inc.(a)	688	18,349
Motorola Inc.(a)	192	1,490
QUALCOMM Inc.	2,168	100,292

		357,368
TRANSPORTATION—1.45%
Norfolk Southern Corp.	64	3,355
Union Pacific Corp.	352	22,493
United Parcel Service Inc. Class B	907	52,035

		77,883

TOTAL COMMON STOCKS
(Cost: $5,109,516)		5,365,818

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(b)(c)	5,011	5,011

		5,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,011)		5,011

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $5,114,527)		5,370,829
Other Assets, Less Liabilities—0.11%		6,142

NET ASSETS—100.00%		$5,376,971

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—2.14%
Boeing Co. (The)	659	$35,672
General Dynamics Corp.	309	21,065
Northrop Grumman Corp.	282	15,750
Raytheon Co.	90	4,637
United Technologies Corp.	69	4,789

		81,913
AGRICULTURE—0.46%
Archer-Daniels-Midland Co.	279	8,736
Reynolds American Inc.	168	8,899

		17,635
AUTO MANUFACTURERS—0.83%
Ford Motor Co.(a)	3,094	30,940
PACCAR Inc.	27	979

		31,919
AUTO PARTS & EQUIPMENT—0.21%
Johnson Controls Inc.	296	8,063

		8,063
BANKS—9.32%
Bank of America Corp.	8,569	129,049
Bank of New York Mellon Corp. (The)	942	26,348
BB&T Corp.	678	17,201
PNC Financial Services Group Inc. (The)(b)	456	24,072
State Street Corp.	228	9,927
U.S. Bancorp	1,879	42,296
Wells Fargo & Co.	4,014	108,338

		357,231
BEVERAGES—0.73%
Coca-Cola Co. (The)	490	27,930

		27,930
CHEMICALS—1.61%
Air Products and Chemicals Inc.	137	11,105
Dow Chemical Co. (The)	1,101	30,421
E.I. du Pont de Nemours and Co.	598	20,135

		61,661
COMMERCIAL SERVICES—0.22%
McKesson Corp.	135	8,438

		8,438
COMPUTERS—1.53%
EMC Corp.(a)	1,787	31,219
Hewlett-Packard Co.	535	27,558

		58,777

COSMETICS & PERSONAL CARE—1.58%
Procter & Gamble Co. (The)	996	60,388

		60,388
DIVERSIFIED FINANCIAL SERVICES—10.29%
American Express Co.	821	33,267
BlackRock Inc.(b)	20	4,644
Capital One Financial Corp.	321	12,307
Citigroup Inc.	15,039	49,779
CME Group Inc.	62	20,829
Franklin Resources Inc.	82	8,639
Goldman Sachs Group Inc. (The)	468	79,017
JPMorgan Chase & Co.	3,723	155,137
Morgan Stanley	1,034	30,606

		394,225
ELECTRIC—5.15%
American Electric Power Co. Inc.	471	16,386
Dominion Resources Inc.	584	22,729
Duke Energy Corp.	1,272	21,891
Entergy Corp.	195	15,959
Exelon Corp.	596	29,127
FirstEnergy Corp.	301	13,981
FPL Group Inc.	353	18,645
PG&E Corp.	364	16,253
Public Service Enterprise Group Inc.	501	16,658
Southern Co.	776	25,856

		197,485
ELECTRONICS—0.47%
Thermo Fisher Scientific Inc.(a)	381	18,170

		18,170
ENVIRONMENTAL CONTROL—0.04%
Waste Management Inc.	51	1,724

		1,724
FOOD—1.44%
General Mills Inc.	192	13,596
Kraft Foods Inc. Class A	1,458	39,628
Kroger Co. (The)	102	2,094

		55,318
HEALTH CARE - PRODUCTS—1.70%
Boston Scientific Corp.(a)	957	8,613
CareFusion Corp.(a)	177	4,427
Johnson & Johnson	616	39,677
Zimmer Holdings Inc.(a)	213	12,590

		65,307
HEALTH CARE - SERVICES—1.87%
Aetna Inc.	346	10,968
UnitedHealth Group Inc.	1,179	35,936
WellPoint Inc.(a)	426	24,832

		71,736
HOUSEHOLD PRODUCTS & WARES—0.09%
Kimberly-Clark Corp.	54	3,440

		3,440

INSURANCE—2.69%
Allstate Corp. (The)	531	15,951
Chubb Corp.	348	17,115
Loews Corp.	324	11,777
MetLife Inc.	570	20,150
Prudential Financial Inc.	219	10,897
Travelers Companies Inc. (The)	542	27,024

		102,914
INTERNET—0.62%
AOL Inc.(a)	108	2,514
eBay Inc.(a)	854	20,103
Yahoo! Inc.(a)	75	1,259

		23,876
IRON & STEEL—0.38%
Nucor Corp.	311	14,508

		14,508
LEISURE TIME—0.20%
Carnival Corp.(a)	237	7,511

		7,511
MACHINERY—0.89%
Caterpillar Inc.	297	16,926
Deere & Co.	315	17,038

		33,964
MANUFACTURING—4.88%
Danaher Corp.	96	7,219
General Electric Co.	10,489	158,699
Illinois Tool Works Inc.	444	21,308

		187,226
MEDIA—5.74%
Comcast Corp. Class A	2,635	44,426
DIRECTV Class A(a)	513	17,109
Liberty Media Corp. - Liberty Starz Group Series A(a)	51	2,354
News Corp. Class A NVS	2,251	30,816
Time Warner Cable Inc.	348	14,404
Time Warner Inc.	1,184	34,502
Viacom Inc. Class B NVS(a)	537	15,965
Walt Disney Co. (The)	1,874	60,437

		220,013
MINING—0.59%
Alcoa Inc.	516	8,318
Freeport-McMoRan Copper & Gold Inc.(a)	160	12,846
Southern Copper Corp.	45	1,481

		22,645
OIL & GAS—19.58%
Anadarko Petroleum Corp.	494	30,835
Apache Corp.	331	34,149
Chesapeake Energy Corp.	619	16,020
Chevron Corp.	1,986	152,902
ConocoPhillips	1,467	74,920
Devon Energy Corp.	440	32,340
EOG Resources Inc.	247	24,033
Exxon Mobil Corp.	3,586	244,529
Hess Corp.	288	17,424
Marathon Oil Corp.	700	21,854
Occidental Petroleum Corp.	803	65,324
Valero Energy Corp.	556	9,313

XTO Energy Inc.	575	26,755

		750,398
OIL & GAS SERVICES—2.60%
Baker Hughes Inc.	307	12,427
Halliburton Co.	888	26,720
National Oilwell Varco Inc.	414	18,253
Schlumberger Ltd.	647	42,113

		99,513
PHARMACEUTICALS—6.81%
Bristol-Myers Squibb Co.	764	19,291
Cardinal Health Inc.	357	11,510
Eli Lilly and Co.	477	17,034
Merck & Co. Inc.	1,858	67,891
Pfizer Inc.	7,982	145,193

		260,919
PIPELINES—0.31%
Williams Companies Inc. (The)	573	12,079

		12,079
REAL ESTATE INVESTMENT TRUSTS—0.29%
Simon Property Group Inc.	138	11,012

		11,012
RETAIL—2.69%
CVS Caremark Corp.	1,002	32,274
Gap Inc. (The)	54	1,131
Home Depot Inc. (The)	1,568	45,362
Kohl’s Corp.(a)	18	971
Lowe’s Companies Inc.	998	23,343

		103,081
SEMICONDUCTORS—1.61%
Applied Materials Inc.	1,314	18,317
Intel Corp.	2,118	43,207

		61,524
SOFTWARE—0.07%
Activision Blizzard Inc.(a)	231	2,566

		2,566
TELECOMMUNICATIONS—7.52%
AT&T Inc.	5,843	163,779
Corning Inc.	225	4,345
Motorola Inc.(a)	2,119	16,443
Sprint Nextel Corp.(a)	2,827	10,347
Verizon Communications Inc.	2,813	93,195

		288,109
TRANSPORTATION—2.65%
Burlington Northern Santa Fe Corp.	261	25,740
CSX Corp.	386	18,717
FedEx Corp.	309	25,786
Norfolk Southern Corp.	315	16,512
Union Pacific Corp.	234	14,953

		101,708

TOTAL COMMON STOCKS
(Cost: $3,758,753)		3,824,926

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(b)(c)	4,164	4,164

		4,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,164)		4,164

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $3,762,917)		3,829,090
Other Assets, Less Liabilities—0.09%		3,501

NET ASSETS—100.00%		$3,832,591

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	17,667	$183,560
Interpublic Group of Companies Inc. (The)(a)	219,909	1,622,928
Lamar Advertising Co. Class A(a)	26,057	810,112
Omnicom Group Inc.	141,289	5,531,464

		8,148,064
AEROSPACE & DEFENSE—1.98%
Alliant Techsystems Inc.(a)	14,911	1,316,194
BE Aerospace Inc.(a)	44,036	1,034,846
Boeing Co. (The)	330,376	17,883,253
General Dynamics Corp.	157,301	10,723,209
Goodrich Corp.	56,548	3,633,209
L-3 Communications Holdings Inc.	53,006	4,608,872
Lockheed Martin Corp.	144,729	10,905,330
Northrop Grumman Corp.	147,172	8,219,556
Raytheon Co.	179,298	9,237,433
Rockwell Collins Inc.	72,267	4,000,701
Spirit AeroSystems Holdings Inc. Class A(a)	47,087	935,148
TransDigm Group Inc.	17,844	847,412
United Technologies Corp.	380,548	26,413,837

		99,759,000
AGRICULTURE—2.09%
Altria Group Inc.	940,638	18,464,724
Archer-Daniels-Midland Co.	292,099	9,145,620
Bunge Ltd.	60,945	3,890,119
Lorillard Inc.	76,322	6,123,314
Monsanto Co.	248,280	20,296,890
Philip Morris International Inc.	892,323	43,001,045
Reynolds American Inc.	76,860	4,071,274

		104,992,986
AIRLINES—0.22%
AMR Corp.(a)	151,855	1,173,839
Continental Airlines Inc. Class B(a)	62,508	1,120,143
Copa Holdings SA Class A	13,992	762,144
Delta Air Lines Inc.(a)	351,880	4,004,394
Southwest Airlines Co.	337,140	3,853,510

		10,914,030
APPAREL—0.48%
Coach Inc.	144,881	5,292,503
Guess? Inc.	26,357	1,114,901
Hanesbrands Inc.(a)	43,714	1,053,945
Nike Inc. Class B	164,394	10,861,512
Phillips-Van Heusen Corp.	23,101	939,749
Polo Ralph Lauren Corp.	24,898	2,016,240
VF Corp.	40,315	2,952,671

		24,231,521

AUTO MANUFACTURERS—0.45%
Ford Motor Co.(a)	1,421,679	14,216,790
Navistar International Corp.(a)	28,390	1,097,273
Oshkosh Corp.	40,648	1,505,195
PACCAR Inc.	165,256	5,993,835

		22,813,093
AUTO PARTS & EQUIPMENT—0.30%
Autoliv Inc.	38,938	1,688,352
BorgWarner Inc.	52,820	1,754,680
Federal Mogul Corp. Class A(a)	10,051	173,882
Goodyear Tire & Rubber Co. (The)(a)	110,880	1,563,408
Johnson Controls Inc.	305,139	8,311,986
TRW Automotive Holdings Corp.(a)	26,228	626,325
WABCO Holdings Inc.	29,410	758,484

		14,877,117
BANKS—4.45%
Associated Banc-Corp	59,404	654,038
BancorpSouth Inc.	37,701	884,465
Bank of America Corp.	3,935,522	59,268,961
Bank of Hawaii Corp.	21,452	1,009,531
Bank of New York Mellon Corp. (The)	543,868	15,211,988
BB&T Corp.	312,405	7,925,715
BOK Financial Corp.	9,257	439,893
CapitalSource Inc.	110,975	440,571
City National Corp.	19,815	903,564
Comerica Inc.	68,423	2,023,268
Commerce Bancshares Inc.	28,866	1,117,691
Cullen/Frost Bankers Inc.	23,700	1,185,000
Discover Financial Services	243,474	3,581,503
Fifth Third Bancorp	361,441	3,524,050
First Citizens BancShares Inc. Class A	2,865	469,889
First Horizon National Corp.(a)	100,825	1,351,055
Fulton Financial Corp.	79,912	696,833
Huntington Bancshares Inc.	324,136	1,183,096
KeyCorp	399,539	2,217,441
M&T Bank Corp.(b)	34,665	2,318,742
Marshall & Ilsley Corp.	239,490	1,305,220
Northern Trust Corp.	109,900	5,758,760
PNC Financial Services Group Inc. (The)(c)	209,331	11,050,583
Popular Inc.	290,533	656,605
Regions Financial Corp.	527,205	2,788,914
State Street Corp.	224,660	9,781,696
SunTrust Banks Inc.	226,696	4,599,662
Synovus Financial Corp.	172,023	352,647
TCF Financial Corp.	58,002	789,987
U.S. Bancorp	863,267	19,432,140
Valley National Bancorp	64,865	916,542
Wells Fargo & Co.	2,163,527	58,393,594
Whitney Holding Corp.	44,382	404,320
Wilmington Trust Corp.	32,646	402,852
Zions Bancorporation(b)	62,286	799,129

		223,839,945
BEVERAGES—2.41%
Brown-Forman Corp. Class B NVS	41,221	2,208,209
Coca-Cola Co. (The)	1,053,081	60,025,617
Coca-Cola Enterprises Inc.	140,983	2,988,840
Constellation Brands Inc. Class A(a)	87,441	1,392,935
Dr Pepper Snapple Group Inc.	115,471	3,267,829

Green Mountain Coffee Roasters Inc.(a)(b)	15,700	1,279,079
Hansen Natural Corp.(a)	31,514	1,210,138
Molson Coors Brewing Co. Class B NVS	58,147	2,625,919
Pepsi Bottling Group Inc.	64,273	2,410,237
PepsiAmericas Inc.	25,915	758,273
PepsiCo Inc.	708,183	43,057,526

		121,224,602
BIOTECHNOLOGY—1.35%
Abraxis BioScience Inc.(a)	3,008	121,974
Alexion Pharmaceuticals Inc.(a)	39,971	1,951,384
Amgen Inc.(a)	460,540	26,052,748
Biogen Idec Inc.(a)	131,300	7,024,550
Bio-Rad Laboratories Inc. Class A(a)	8,598	829,363
Celgene Corp.(a)	209,408	11,659,837
Charles River Laboratories International Inc.(a)	30,031	1,011,744
Genzyme Corp.(a)	123,104	6,033,327
Illumina Inc.(a)	56,150	1,720,997
Life Technologies Corp.(a)	79,651	4,160,172
Millipore Corp.(a)	25,391	1,837,039
Myriad Genetics Inc.(a)	43,272	1,129,399
Talecris Biotherapeutics Holdings Corp.(a)(b)	22,796	507,667
Vertex Pharmaceuticals Inc.(a)	88,498	3,792,139

		67,832,340
BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.(a)	9,641	375,324
Eagle Materials Inc.	19,716	513,602
Lennox International Inc.	21,030	821,011
Martin Marietta Materials Inc.(b)	20,352	1,819,672
Masco Corp.	164,109	2,266,345
Owens Corning(a)	38,352	983,345
USG Corp.(a)(b)	18,908	265,657

		7,044,956
CHEMICALS—1.77%
Air Products and Chemicals Inc.	95,475	7,739,203
Airgas Inc.	36,841	1,753,632
Albemarle Corp.	41,375	1,504,809
Ashland Inc.	34,005	1,347,278
Cabot Corp.	29,669	778,218
Celanese Corp. Series A	65,088	2,089,325
CF Industries Holdings Inc.	21,765	1,975,827
Cytec Industries Inc.	21,317	776,365
Dow Chemical Co. (The)	506,190	13,986,030
E.I. du Pont de Nemours and Co.	411,078	13,840,996
Eastman Chemical Co.	33,235	2,002,076
Ecolab Inc.	107,613	4,797,388
FMC Corp.	33,231	1,852,961
Huntsman Corp.	72,540	818,977
International Flavors & Fragrances Inc.	35,963	1,479,518
Intrepid Potash Inc.(a)(b)	19,376	565,198
Lubrizol Corp.	30,913	2,255,103
Mosaic Co. (The)	71,918	4,295,662
PPG Industries Inc.	74,672	4,371,299
Praxair Inc.	139,890	11,234,566
RPM International Inc.	58,290	1,185,036
Sherwin-Williams Co. (The)	45,213	2,787,381
Sigma-Aldrich Corp.	55,645	2,811,742
Terra Industries Inc.	45,216	1,455,503
Valhi Inc.	2,866	40,038
Valspar Corp. (The)	45,678	1,239,701

		88,983,832

COAL—0.30%
Alpha Natural Resources Inc.(a)	54,371	2,358,614
Arch Coal Inc.	73,902	1,644,320
CONSOL Energy Inc.	82,870	4,126,926
Massey Energy Co.	38,610	1,622,006
Peabody Energy Corp.	121,922	5,512,094

		15,263,960
COMMERCIAL SERVICES—1.75%
Aaron’s Inc.	21,293	590,455
Alliance Data Systems Corp.(a)(b)	24,136	1,558,944
Apollo Group Inc. Class A(a)	60,393	3,658,608
Brink’s Home Security Holdings Inc.(a)	20,425	666,672
Career Education Corp.(a)	31,510	734,498
Convergys Corp.(a)(b)	44,797	481,568
Corrections Corp. of America(a)	53,026	1,301,788
DeVry Inc.	28,245	1,602,339
Education Management Corp.(a)	10,498	231,061
Equifax Inc.	57,606	1,779,449
FTI Consulting Inc.(a)	23,343	1,100,856
Genpact Ltd.(a)	27,500	409,750
H&R Block Inc.	154,282	3,489,859
Hertz Global Holdings Inc.(a)(b)	85,465	1,018,743
Hewitt Associates Inc. Class A(a)	38,189	1,613,867
Hillenbrand Inc.	27,731	522,452
Interactive Data Corp.	17,184	434,755
Iron Mountain Inc.(a)	81,935	1,864,841
ITT Educational Services Inc.(a)	17,458	1,675,270
Lender Processing Services Inc.	43,625	1,773,793
Manpower Inc.	35,474	1,936,171
MasterCard Inc. Class A	38,665	9,897,467
McKesson Corp.	123,313	7,707,063
Monster Worldwide Inc.(a)(b)	57,527	1,000,970
Moody’s Corp.	85,818	2,299,922
Morningstar Inc.(a)	9,211	445,260
Pharmaceutical Product Development Inc.	47,874	1,122,167
Quanta Services Inc.(a)	90,212	1,880,018
R.R. Donnelley & Sons Co.	93,813	2,089,216
Robert Half International Inc.	69,208	1,849,930
SAIC Inc.(a)	180,703	3,422,515
Service Corp. International	112,580	922,030
Strayer Education Inc.(b)	6,430	1,366,311
Verisk Analytics Inc. Class A(a)	44,706	1,353,698
Visa Inc. Class A	204,409	17,877,611
Weight Watchers International Inc.	15,376	448,364
Western Union Co.	319,114	6,015,299

		88,143,580
COMPUTERS—5.82%
Affiliated Computer Services Inc. Class A(a)	41,302	2,465,316
Apple Inc.(a)	405,819	85,570,994
Brocade Communications Systems Inc.(a)	191,078	1,457,925
Cadence Design Systems Inc.(a)	120,807	723,634
Cognizant Technology Solutions Corp. Class A(a)	132,926	6,021,548
Computer Sciences Corp.(a)	68,874	3,962,321
Dell Inc.(a)	779,365	11,191,681
Diebold Inc.	29,866	849,688
DST Systems Inc.(a)	17,597	766,349
EMC Corp.(a)	915,794	15,998,921
FactSet Research Systems Inc.	18,917	1,246,063
Hewlett-Packard Co.	1,087,853	56,035,308

IHS Inc. Class A(a)	21,536	1,180,388
International Business Machines Corp.	601,099	78,683,859
Lexmark International Inc. Class A(a)	35,613	925,226
MICROS Systems Inc.(a)	36,180	1,122,665
NCR Corp.(a)	71,698	797,999
NetApp Inc.(a)	151,916	5,224,391
SanDisk Corp.(a)	102,780	2,979,592
Seagate Technology	224,536	4,084,310
Sun Microsystems Inc.(a)	340,344	3,189,023
Synopsys Inc.(a)	66,038	1,471,327
Teradata Corp.(a)	78,881	2,479,230
Western Digital Corp.(a)	101,075	4,462,461

		292,890,219
COSMETICS & PERSONAL CARE—2.16%
Alberto-Culver Co.	38,606	1,130,770
Avon Products Inc.	193,728	6,102,432
Colgate-Palmolive Co.	227,274	18,670,559
Estee Lauder Companies Inc. (The) Class A	50,239	2,429,558
Procter & Gamble Co. (The)	1,325,875	80,387,801

		108,721,120
DISTRIBUTION & WHOLESALE—0.25%
Central European Distribution Corp.(a)	22,744	646,157
Fastenal Co.(b)	60,315	2,511,517
Genuine Parts Co.	72,882	2,766,601
Ingram Micro Inc. Class A(a)	74,026	1,291,754
LKQ Corp.(a)	64,696	1,267,395
Tech Data Corp.(a)	23,242	1,084,472
W.W. Grainger Inc.	28,127	2,723,537
WESCO International Inc.(a)	19,454	525,453

		12,816,886
DIVERSIFIED FINANCIAL SERVICES—4.95%
Affiliated Managers Group Inc.(a)	18,824	1,267,796
American Express Co.	461,607	18,704,316
AmeriCredit Corp.(a)	41,119	782,906
Ameriprise Financial Inc.	115,827	4,496,404
BlackRock Inc.(c)	14,507	3,368,525
Capital One Financial Corp.	205,507	7,879,138
Charles Schwab Corp. (The)	432,020	8,130,616
Citigroup Inc.	6,909,329	22,869,879
CME Group Inc.	30,199	10,145,354
Eaton Vance Corp.	52,667	1,601,603
Federated Investors Inc. Class B	40,596	1,116,390
Franklin Resources Inc.	68,547	7,221,426
GLG Partners Inc.(a)(b)	82,824	266,693
Goldman Sachs Group Inc. (The)	229,003	38,664,867
Greenhill & Co. Inc.	9,462	759,231
Interactive Brokers Group Inc. Class A(a)	19,280	341,642
IntercontinentalExchange Inc.(a)	33,188	3,727,012
Invesco Ltd.	188,915	4,437,613
Investment Technology Group Inc.(a)	19,490	383,953
Janus Capital Group Inc.	82,483	1,109,396
Jefferies Group Inc.(a)	53,078	1,259,541
JPMorgan Chase & Co.	1,710,021	71,256,575
Lazard Ltd. Class A(b)	35,144	1,334,418
Legg Mason Inc.	72,631	2,190,551
Morgan Stanley	618,342	18,302,923
NASDAQ OMX Group Inc. (The)(a)	62,058	1,229,990
NYSE Euronext Inc.	119,012	3,011,004
Raymond James Financial Inc.	45,089	1,071,766
SLM Corp.(a)	212,450	2,394,312

Student Loan Corp. (The)	1,695	78,936
T. Rowe Price Group Inc.	116,039	6,179,077
TD AMERITRADE Holding Corp.(a)	118,667	2,299,766
Waddell & Reed Financial Inc. Class A	39,092	1,193,870

		249,077,489
ELECTRIC—3.44%
AES Corp. (The)(a)	303,917	4,045,135
Allegheny Energy Inc.	76,882	1,805,189
Alliant Energy Corp.	50,873	1,539,417
Ameren Corp.	107,463	3,003,591
American Electric Power Co. Inc.	216,553	7,533,879
Calpine Corp.(a)	153,158	1,684,738
CenterPoint Energy Inc.	176,914	2,567,022
CMS Energy Corp.	102,914	1,611,633
Consolidated Edison Inc.	124,693	5,664,803
Constellation Energy Group Inc.	83,216	2,926,707
Dominion Resources Inc.	268,407	10,446,400
DPL Inc.	52,418	1,446,737
DTE Energy Co.	74,616	3,252,511
Duke Energy Corp.	585,599	10,078,159
Dynegy Inc. Class A(a)	221,517	400,946
Edison International	148,164	5,153,144
Entergy Corp.	89,233	7,302,829
Exelon Corp.	299,691	14,645,899
FirstEnergy Corp.	138,401	6,428,726
FPL Group Inc.	186,898	9,871,952
Great Plains Energy Inc.	61,758	1,197,488
Hawaiian Electric Industries Inc.	42,435	886,892
Integrys Energy Group Inc.	34,913	1,465,997
ITC Holdings Corp.	22,455	1,169,681
MDU Resources Group Inc.	84,250	1,988,300
Mirant Corp.(a)	64,756	988,824
Northeast Utilities	80,045	2,064,361
NRG Energy Inc.(a)	122,330	2,888,211
NSTAR	48,367	1,779,906
NV Energy Inc.	105,720	1,308,814
OGE Energy Corp.	43,406	1,601,247
Ormat Technologies Inc.	8,589	325,008
Pepco Holdings Inc.	100,302	1,690,089
PG&E Corp.	167,609	7,483,742
Pinnacle West Capital Corp.	45,687	1,671,230
PPL Corp.	171,567	5,543,330
Progress Energy Inc.	127,345	5,222,418
Public Service Enterprise Group Inc.	230,228	7,655,081
RRI Energy Inc.(a)	161,424	923,345
SCANA Corp.	55,252	2,081,895
Southern Co.	355,973	11,861,020
TECO Energy Inc.	97,722	1,585,051
Westar Energy Inc.	49,059	1,065,561
Wisconsin Energy Corp.	53,069	2,644,428
Xcel Energy Inc.	207,632	4,405,951

		172,907,287
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
A123 Systems Inc.(a)(b)	12,862	288,623
AMETEK Inc.	49,109	1,877,928
Emerson Electric Co.	341,869	14,563,619
Energizer Holdings Inc.(a)	31,638	1,938,777
General Cable Corp.(a)	23,468	690,429
Hubbell Inc. Class B	25,482	1,205,299
Molex Inc.	59,787	1,288,410

SunPower Corp. Class A(a)(b)	43,446	1,028,801

		22,881,886
ELECTRONICS—0.78%
Agilent Technologies Inc.(a)	156,360	4,858,105
Amphenol Corp. Class A	77,982	3,601,209
Arrow Electronics Inc.(a)	54,712	1,620,022
Avnet Inc.(a)	69,229	2,087,947
AVX Corp.	21,646	274,255
Dolby Laboratories Inc. Class A(a)	23,655	1,129,053
FLIR Systems Inc.(a)	68,523	2,242,073
Garmin Ltd.(b)	51,516	1,581,541
Gentex Corp.	61,922	1,105,308
Itron Inc.(a)	17,805	1,203,084
Jabil Circuit Inc.	85,854	1,491,284
Mettler-Toledo International Inc.(a)	15,444	1,621,466
National Instruments Corp.	25,949	764,198
PerkinElmer Inc.	52,471	1,080,378
Thermo Fisher Scientific Inc.(a)	190,324	9,076,552
Thomas & Betts Corp.(a)	24,262	868,337
Trimble Navigation Ltd.(a)	54,907	1,383,656
Vishay Intertechnology Inc.(a)	86,553	722,718
Waters Corp.(a)	43,958	2,723,638

		39,434,824
ENERGY - ALTERNATE SOURCES—0.08%
Covanta Holding Corp.(a)	58,066	1,050,414
First Solar Inc.(a)(b)	23,410	3,169,714

		4,220,128
ENGINEERING & CONSTRUCTION—0.27%
AECOM Technology Corp.(a)	43,261	1,189,678
Fluor Corp.	81,937	3,690,442
Jacobs Engineering Group Inc.(a)	55,919	2,103,114
KBR Inc.	73,638	1,399,122
McDermott International Inc.(a)	104,155	2,500,762
Shaw Group Inc. (The)(a)	38,603	1,109,836
URS Corp.(a)	37,780	1,681,966

		13,674,920
ENTERTAINMENT—0.12%
DreamWorks Animation SKG Inc. Class A(a)	33,074	1,321,306
International Game Technology	134,930	2,532,636
International Speedway Corp. Class A	13,741	390,931
Penn National Gaming Inc.(a)	30,405	826,408
Regal Entertainment Group Class A	36,969	533,832
Scientific Games Corp. Class A(a)	29,715	432,353
Warner Music Group Corp.(a)	19,307	109,278

		6,146,744
ENVIRONMENTAL CONTROL—0.33%
Nalco Holding Co.	63,223	1,612,819
Republic Services Inc.	146,904	4,158,852
Stericycle Inc.(a)(b)	38,704	2,135,300
Waste Connections Inc.(a)	36,027	1,201,140
Waste Management Inc.	223,869	7,569,011

		16,677,122
FOOD—1.80%
Campbell Soup Co.	89,972	3,041,054
ConAgra Foods Inc.	204,113	4,704,805
Corn Products International Inc.	34,479	1,007,821
Dean Foods Co.(a)	81,360	1,467,734

Del Monte Foods Co.	88,676	1,005,586
Flowers Foods Inc.	34,616	822,476
General Mills Inc.	149,679	10,598,770
H.J. Heinz Co.	142,995	6,114,466
Hershey Co. (The)	70,117	2,509,487
Hormel Foods Corp.	31,923	1,227,439
J.M. Smucker Co. (The)	53,983	3,333,450
Kellogg Co.	115,747	6,157,740
Kraft Foods Inc. Class A	670,001	18,210,627
Kroger Co. (The)	296,026	6,077,414
McCormick & Co. Inc. NVS	59,062	2,133,910
Ralcorp Holdings Inc.(a)	25,586	1,527,740
Safeway Inc.	194,511	4,141,139
Sara Lee Corp.	317,373	3,865,603
Smithfield Foods Inc.(a)(b)	63,607	966,190
SUPERVALU Inc.	96,326	1,224,303
Sysco Corp.	268,400	7,499,096
Tyson Foods Inc. Class A	136,704	1,677,358
Whole Foods Market Inc.(a)(b)	50,095	1,375,108

		90,689,316
FOREST PRODUCTS & PAPER—0.34%
International Paper Co.	196,676	5,266,983
MeadWestvaco Corp.	78,149	2,237,406
Plum Creek Timber Co. Inc.(b)	74,433	2,810,590
Rayonier Inc.	35,943	1,515,357
Temple-Inland Inc.	47,822	1,009,522
Weyerhaeuser Co.	96,183	4,149,335

		16,989,193
GAS—0.31%
AGL Resources Inc.	34,869	1,271,672
Atmos Energy Corp.	42,068	1,236,799
Energen Corp.	32,445	1,518,426
NiSource Inc.	124,646	1,917,055
Sempra Energy	110,948	6,210,869
Southern Union Co.	50,453	1,145,283
UGI Corp.	49,429	1,195,688
Vectren Corp.	36,604	903,387

		15,399,179
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp. (The)	27,299	1,769,794
Kennametal Inc.	36,970	958,262
Lincoln Electric Holdings Inc.	19,451	1,039,850
Snap-On Inc.	26,184	1,106,536
Stanley Works (The)(b)	35,814	1,844,779

		6,719,221
HEALTH CARE - PRODUCTS—3.74%
Baxter International Inc.	275,246	16,151,435
Beckman Coulter Inc.	31,142	2,037,932
Becton, Dickinson and Co.	108,993	8,595,188
Boston Scientific Corp.(a)	685,457	6,169,113
C.R. Bard Inc.	45,149	3,517,107
CareFusion Corp.(a)	81,602	2,040,866
Cooper Companies Inc. (The)	20,940	798,233
DENTSPLY International Inc.	68,001	2,391,595
Edwards Lifesciences Corp.(a)	25,616	2,224,750
Gen-Probe Inc.(a)	22,568	968,167
Henry Schein Inc.(a)(b)	40,806	2,146,396
Hill-Rom Holdings Inc.	29,191	700,292
Hologic Inc.(a)	116,944	1,695,688

IDEXX Laboratories Inc.(a)	26,971	1,441,330
Intuitive Surgical Inc.(a)	17,268	5,237,730
Inverness Medical Innovations Inc.(a)	36,767	1,526,198
Johnson & Johnson	1,253,484	80,736,904
Kinetic Concepts Inc.(a)(b)	28,474	1,072,046
Medtronic Inc.	509,192	22,394,264
Patterson Companies Inc.(a)	45,947	1,285,597
ResMed Inc.(a)	34,433	1,799,813
St. Jude Medical Inc.(a)	157,190	5,781,448
Stryker Corp.	153,956	7,754,764
TECHNE Corp.	17,082	1,171,142
Varian Medical Systems Inc.(a)	57,072	2,673,823
Zimmer Holdings Inc.(a)	98,137	5,800,878

		188,112,699
HEALTH CARE - SERVICES—1.23%
Aetna Inc.	203,285	6,444,135
Brookdale Senior Living Inc.(a)(b)	19,931	362,545
Community Health Systems Inc.(a)	42,256	1,504,314
Covance Inc.(a)(b)	29,394	1,604,031
Coventry Health Care Inc.(a)	67,454	1,638,458
DaVita Inc.(a)	47,173	2,770,942
Health Management Associates Inc. Class A(a)	111,233	808,664
Health Net Inc.(a)	47,555	1,107,556
Humana Inc.(a)	77,367	3,395,638
Laboratory Corp. of America Holdings(a)	49,491	3,703,906
LifePoint Hospitals Inc.(a)	24,376	792,464
Lincare Holdings Inc.(a)	31,495	1,169,094
MEDNAX Inc.(a)	20,916	1,257,261
Quest Diagnostics Inc.	70,476	4,255,341
Tenet Healthcare Corp.(a)	216,661	1,167,803
UnitedHealth Group Inc.	541,146	16,494,130
Universal Health Services Inc. Class B	41,326	1,260,443
WellPoint Inc.(a)	208,529	12,155,155

		61,891,880
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.(a)	84,875	2,019,176
Walter Energy Inc.	23,924	1,801,716

		3,820,892
HOME BUILDERS—0.16%
D.R. Horton Inc.	126,292	1,372,794
KB Home	35,323	483,219
Lennar Corp. Class A	67,420	860,953
M.D.C. Holdings Inc.	16,764	520,355
NVR Inc.(a)	2,608	1,853,532
Pulte Homes Inc.(a)	150,818	1,508,180
Thor Industries Inc.	16,543	519,450
Toll Brothers Inc.(a)	61,066	1,148,651

		8,267,134
HOME FURNISHINGS—0.07%
Harman International Industries Inc.	27,266	961,944
Whirlpool Corp.	33,605	2,710,579

		3,672,523
HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp.	51,583	1,882,264
Church & Dwight Co. Inc.	31,851	1,925,393
Clorox Co. (The)	63,271	3,859,531
Fortune Brands Inc.	68,460	2,957,472
Jarden Corp.	40,507	1,252,071

Kimberly-Clark Corp.	188,444	12,005,767
Scotts Miracle-Gro Co. (The) Class A	20,259	796,381

		24,678,879
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	127,252	1,910,053
Toro Co. (The)	16,312	682,005

		2,592,058
INSURANCE—2.85%
Aflac Inc.	212,670	9,835,988
Alleghany Corp.(a)	2,514	693,864
Allied World Assurance Holdings Ltd.	22,797	1,050,258
Allstate Corp. (The)	244,048	7,331,202
American Financial Group Inc.	38,520	961,074
American International Group Inc.(a)(b)	54,673	1,639,097
American National Insurance Co.	7,343	877,048
Aon Corp.	126,218	4,839,198
Arch Capital Group Ltd.(a)(b)	22,277	1,593,919
Arthur J. Gallagher & Co.	45,695	1,028,594
Aspen Insurance Holdings Ltd.	38,678	984,355
Assurant Inc.	53,609	1,580,393
Axis Capital Holdings Ltd.	65,320	1,855,741
Brown & Brown Inc.	52,851	949,732
Chubb Corp.	160,206	7,878,931
CIGNA Corp.	123,756	4,364,874
Cincinnati Financial Corp.	65,693	1,723,784
CNA Financial Corp.(a)	11,747	281,928
Endurance Specialty Holdings Ltd.(b)	22,504	837,824
Erie Indemnity Co. Class A	13,585	530,087
Everest Re Group Ltd.(b)	27,890	2,389,615
Fidelity National Financial Inc. Class A	107,450	1,446,277
First American Corp.	45,469	1,505,479
Genworth Financial Inc. Class A(a)	221,475	2,513,741
Hanover Insurance Group Inc. (The)	23,644	1,050,503
Hartford Financial Services Group Inc. (The)	174,805	4,065,964
HCC Insurance Holdings Inc.	51,304	1,434,973
Lincoln National Corp.	138,189	3,438,142
Loews Corp.	149,116	5,420,367
Markel Corp.(a)	4,510	1,533,400
Marsh & McLennan Companies Inc.	237,783	5,250,249
MBIA Inc.(a)(b)	60,205	239,616
Mercury General Corp.	12,101	475,085
MetLife Inc.	262,545	9,280,966
Old Republic International Corp.	109,796	1,102,352
OneBeacon Insurance Group Ltd.(b)	9,537	131,420
PartnerRe Ltd.	32,569	2,431,602
Principal Financial Group Inc.	141,731	3,407,213
Progressive Corp. (The)(a)	309,895	5,575,011
Protective Life Corp.	39,078	646,741
Prudential Financial Inc.	209,594	10,429,397
Reinsurance Group of America Inc.	32,830	1,564,350
RenaissanceRe Holdings Ltd.	28,383	1,508,556
StanCorp Financial Group Inc.	22,202	888,524
Torchmark Corp.	37,669	1,655,553
Transatlantic Holdings Inc.	12,213	636,419
Travelers Companies Inc. (The)	248,584	12,394,398
Unitrin Inc.	19,898	438,751
Unum Group	151,161	2,950,663
Validus Holdings Ltd.	42,786	1,152,655
W.R. Berkley Corp.	61,233	1,508,781
Wesco Financial Corp.	631	216,433
White Mountains Insurance Group Ltd.	3,560	1,184,270

XL Capital Ltd. Class A	155,354	2,847,639

		143,552,996
INTERNET—2.79%
Akamai Technologies Inc.(a)	78,647	1,992,129
Amazon.com Inc.(a)	149,528	20,114,507
AOL Inc.(a)	49,751	1,158,203
eBay Inc.(a)	508,667	11,974,021
Equinix Inc.(a)(b)	17,150	1,820,473
Expedia Inc.(a)	83,964	2,158,714
F5 Networks Inc.(a)	35,888	1,901,346
Google Inc. Class A(a)	108,945	67,543,721
IAC/InterActiveCorp(a)	43,442	889,692
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	272,052	2,949,044
McAfee Inc.(a)	70,647	2,866,149
Netflix Inc.(a)(b)	18,195	1,003,272
Priceline.com Inc.(a)(b)	20,063	4,383,766
Sohu.com Inc.(a)	13,522	774,540
Symantec Corp.(a)	373,227	6,677,031
VeriSign Inc.(a)	87,729	2,126,551
WebMD Health Corp.(a)(b)	25,128	967,177
Yahoo! Inc.(a)	540,391	9,067,761

		140,368,097
IRON & STEEL—0.40%
AK Steel Holding Corp.	49,026	1,046,705
Allegheny Technologies Inc.	44,816	2,006,412
Carpenter Technology Corp.	19,948	537,599
Cliffs Natural Resources Inc.	59,800	2,756,182
Nucor Corp.	142,681	6,656,069
Reliance Steel & Aluminum Co.	28,982	1,252,602
Schnitzer Steel Industries Inc. Class A	9,719	463,596
Steel Dynamics Inc.	97,848	1,733,867
United States Steel Corp.	65,323	3,600,604

		20,053,636
LEISURE TIME—0.23%
Carnival Corp.(a)	199,368	6,317,972
Harley-Davidson Inc.(b)	106,981	2,695,921
Royal Caribbean Cruises Ltd.(a)(b)	59,849	1,512,983
WMS Industries Inc.(a)	23,957	958,280

		11,485,156
LODGING—0.28%
Boyd Gaming Corp.(a)(b)	24,558	205,550
Choice Hotels International Inc.	13,449	425,795
Hyatt Hotels Corp. Class A(a)	19,985	595,753
Las Vegas Sands Corp.(a)(b)	135,690	2,027,209
Marriott International Inc. Class A	136,545	3,720,851
MGM MIRAGE(a)	89,488	816,131
Starwood Hotels & Resorts Worldwide Inc.	85,037	3,109,803
Wyndham Worldwide Corp.	81,412	1,642,080
Wynn Resorts Ltd.(b)	30,402	1,770,308

		14,313,480
MACHINERY—0.94%
AGCO Corp.(a)	41,894	1,354,852
Bucyrus International Inc.	34,283	1,932,533
Caterpillar Inc.	273,759	15,601,525
Cummins Inc.	91,951	4,216,873
Deere & Co.	192,306	10,401,832
Flowserve Corp.	25,469	2,407,585

Gardner Denver Inc.	23,630	1,005,457
Graco Inc.	26,744	764,076
IDEX Corp.	36,352	1,132,365
Joy Global Inc.	46,531	2,400,534
Manitowoc Co. Inc. (The)	57,908	577,343
Rockwell Automation Inc.	64,857	3,046,982
Terex Corp.(a)	48,347	957,754
Wabtec Corp.	21,502	878,142
Zebra Technologies Corp. Class A(a)	27,546	781,205

		47,459,058
MANUFACTURING—3.29%
AptarGroup Inc.	30,687	1,096,753
Brink’s Co. (The)	20,294	493,956
Carlisle Companies Inc.	28,309	969,866
Crane Co.	22,558	690,726
Danaher Corp.	117,595	8,843,144
Donaldson Co. Inc.	35,330	1,502,938
Dover Corp.	84,748	3,526,364
Eaton Corp.	75,205	4,784,542
General Electric Co.	4,817,133	72,883,222
Harsco Corp.	36,772	1,185,162
Honeywell International Inc.	338,418	13,265,986
Illinois Tool Works Inc.	204,239	9,801,430
ITT Corp.	82,762	4,116,582
Leggett & Platt Inc.	70,826	1,444,850
Pall Corp.	53,693	1,943,687
Parker Hannifin Corp.	73,340	3,951,559
Pentair Inc.	44,671	1,442,873
Roper Industries Inc.	40,976	2,145,913
SPX Corp.	22,534	1,232,610
Teleflex Inc.	17,912	965,278
Textron Inc.	122,753	2,308,984
3M Co.	315,894	26,114,957
Trinity Industries Inc.	36,375	634,380

		165,345,762
MEDIA—2.71%
Cablevision NY Group Class A	106,592	2,752,205
CBS Corp. Class B NVS	276,067	3,878,741
Central European Media Enterprises Ltd. Class A(a)(b)	15,346	362,319
Comcast Corp. Class A	1,307,774	22,049,070
CTC Media Inc.(a)	15,546	231,635
DIRECTV Class A(a)	444,913	14,837,848
Discovery Communications Inc. Series C(a)	128,184	3,399,440
DISH Network Corp. Class A	91,835	1,907,413
Gannett Co. Inc.(b)	106,117	1,575,837
John Wiley & Sons Inc. Class A	18,975	794,673
Liberty Global Inc. Series A(a)	121,532	2,662,766
Liberty Media Corp. - Liberty Capital Group Series A(a)	36,750	877,590
Liberty Media Corp. - Liberty Starz Group Series A(a)	23,655	1,091,678
McGraw-Hill Companies Inc. (The)	142,970	4,790,925
Meredith Corp.(b)	15,635	482,340
New York Times Co. (The) Class A(a)(b)	47,518	587,322
News Corp. Class A NVS	1,035,807	14,180,198
Scripps Networks Interactive Inc. Class A	40,249	1,670,334
Time Warner Cable Inc.	159,930	6,619,503
Time Warner Inc.	544,308	15,861,135
Viacom Inc. Class B NVS(a)	246,967	7,342,329
Walt Disney Co. (The)	844,660	27,240,285

Washington Post Co. (The) Class B	2,762	1,214,175

		136,409,761
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	51,347	803,581
Precision Castparts Corp.	63,727	7,032,274
Timken Co. (The)	43,597	1,033,685
Valmont Industries Inc.	9,785	767,633

		9,637,173
MINING—0.80%
Alcoa Inc.	442,369	7,130,988
Compass Minerals International Inc.	14,618	982,183
Freeport-McMoRan Copper & Gold Inc.(a)	187,328	15,040,565
Newmont Mining Corp.	217,770	10,302,699
Royal Gold Inc.	16,184	762,266
Southern Copper Corp.	80,251	2,641,060
Titanium Metals Corp.(a)	39,173	490,446
Vulcan Materials Co.(b)	56,829	2,993,183

		40,343,390
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	93,768	2,134,160
Xerox Corp.	392,499	3,320,542

		5,454,702
OIL & GAS—9.00%
Anadarko Petroleum Corp.	227,112	14,176,331
Apache Corp.	152,489	15,732,290
Atwood Oceanics Inc.(a)	25,835	926,185
Cabot Oil & Gas Corp.	46,967	2,047,292
Chesapeake Energy Corp.	284,905	7,373,341
Chevron Corp.	911,910	70,207,951
Cimarex Energy Co.	37,768	2,000,571
CNX Gas Corp.(a)	11,013	325,104
Comstock Resources Inc.(a)	21,459	870,592
Concho Resources Inc.(a)	34,304	1,540,250
ConocoPhillips	673,968	34,419,546
Continental Resources Inc.(a)	13,548	581,074
Denbury Resources Inc.(a)(b)	112,749	1,668,685
Devon Energy Corp.	201,952	14,843,472
Diamond Offshore Drilling Inc.	31,414	3,091,766
Encore Acquisition Co.(a)	25,329	1,216,299
EOG Resources Inc.	113,875	11,080,038
EQT Corp.	59,650	2,619,828
EXCO Resources Inc.	63,765	1,353,731
Exxon Mobil Corp.	2,219,713	151,362,228
Forest Oil Corp.(a)	50,861	1,131,657
Frontier Oil Corp.	48,094	579,052
Helmerich & Payne Inc.	47,756	1,904,509
Hess Corp.	132,130	7,993,865
Holly Corp.	18,918	484,868
Marathon Oil Corp.	322,021	10,053,496
Mariner Energy Inc.(a)	46,216	536,568
Murphy Oil Corp.	86,770	4,702,934
Nabors Industries Ltd.(a)(b)	128,528	2,813,478
Newfield Exploration Co.(a)	60,120	2,899,588
Noble Energy Inc.	78,764	5,609,572
Occidental Petroleum Corp.	368,737	29,996,755
Patterson-UTI Energy Inc.	69,701	1,069,910
Petrohawk Energy Corp.(a)	136,852	3,283,079
Pioneer Natural Resources Co.	52,054	2,507,441
Plains Exploration & Production Co.(a)	63,316	1,751,321

Pride International Inc.(a)	78,872	2,516,806
Quicksilver Resources Inc.(a)	54,143	812,686
Range Resources Corp.	71,346	3,556,598
Rowan Companies Inc.(a)	52,057	1,178,570
SandRidge Energy Inc.(a)	56,417	532,012
Seahawk Drilling Inc.(a)	5,193	117,050
Southwestern Energy Co.(a)	156,361	7,536,600
St. Mary Land & Exploration Co.	28,073	961,220
Sunoco Inc.	53,676	1,400,944
Tesoro Corp.	62,144	842,051
Unit Corp.(a)	18,723	795,728
Valero Energy Corp.	255,897	4,286,275
Whiting Petroleum Corp.(a)	23,096	1,650,209
XTO Energy Inc.	263,733	12,271,496

		453,212,912
OIL & GAS SERVICES—1.64%
Baker Hughes Inc.(b)	141,283	5,719,136
BJ Services Co.	133,617	2,485,276
Cameron International Corp.(a)	109,842	4,591,396
Dresser-Rand Group Inc.(a)	37,696	1,191,571
Exterran Holdings Inc.(a)	27,871	597,833
FMC Technologies Inc.(a)	56,535	3,269,984
Halliburton Co.	408,144	12,281,053
Helix Energy Solutions Group Inc.(a)	46,890	550,958
National Oilwell Varco Inc.	190,255	8,388,343
Oceaneering International Inc.(a)	24,711	1,446,088
Oil States International Inc.(a)	22,484	883,396
Schlumberger Ltd.	544,251	35,425,298
SEACOR Holdings Inc.(a)	9,073	691,816
Smith International Inc.	112,920	3,068,036
Superior Energy Services Inc.(a)	35,794	869,436
Tidewater Inc.	23,747	1,138,669

		82,598,289
PACKAGING & CONTAINERS—0.28%
Ball Corp.	42,969	2,221,497
Bemis Co. Inc.	49,055	1,454,481
Crown Holdings Inc.(a)	72,687	1,859,333
Greif Inc. Class A	14,909	804,788
Owens-Illinois Inc.(a)	76,354	2,509,756
Packaging Corp. of America	46,583	1,071,875
Pactiv Corp.(a)	59,569	1,437,996
Sealed Air Corp.	72,803	1,591,474
Sonoco Products Co.	45,112	1,319,526

		14,270,726
PHARMACEUTICALS—5.66%
Abbott Laboratories	703,044	37,957,346
Allergan Inc.	138,546	8,729,783
AmerisourceBergen Corp.	137,256	3,578,264
Amylin Pharmaceuticals Inc.(a)	63,587	902,300
BioMarin Pharmaceutical Inc.(a)	46,369	872,201
Bristol-Myers Squibb Co.	777,984	19,644,096
Cardinal Health Inc.	163,371	5,267,081
Cephalon Inc.(a)	33,600	2,096,976
Dendreon Corp.(a)	52,002	1,366,613
Eli Lilly and Co.	461,047	16,463,988
Endo Pharmaceuticals Holdings Inc.(a)	53,453	1,096,321
Express Scripts Inc.(a)	124,852	10,793,455
Forest Laboratories Inc.(a)	137,516	4,415,639
Gilead Sciences Inc.(a)	412,354	17,846,681
Herbalife Ltd.	27,796	1,127,684

Hospira Inc.(a)	72,963	3,721,113
King Pharmaceuticals Inc.(a)	112,361	1,378,669
Mead Johnson Nutrition Co. Class A	93,596	4,090,145
Medco Health Solutions Inc.(a)	219,450	14,025,050
Merck & Co. Inc.	1,387,255	50,690,298
Mylan Inc.(a)(b)	138,876	2,559,485
NBTY Inc.(a)	24,339	1,059,720
Omnicare Inc.	53,469	1,292,880
OSI Pharmaceuticals Inc.(a)	25,879	803,025
Perrigo Co.	36,433	1,451,491
Pfizer Inc.	3,667,145	66,705,368
United Therapeutics Corp.(a)	20,987	1,104,966
Valeant Pharmaceuticals International(a)(b)	31,525	1,002,180
VCA Antech Inc.(a)	38,914	969,737
Watson Pharmaceuticals Inc.(a)	47,679	1,888,565

		284,901,120
PIPELINES—0.43%
El Paso Corp.	317,682	3,122,814
National Fuel Gas Co.	32,316	1,615,800
ONEOK Inc.	47,655	2,123,983
Questar Corp.	79,545	3,306,686
Spectra Energy Corp.	293,484	6,019,357
Williams Companies Inc. (The)	264,501	5,575,681

		21,764,321
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	106,994	1,451,909
Forest City Enterprises Inc. Class A(a)(b)	49,044	577,738
Jones Lang LaSalle Inc.	18,976	1,146,150
St. Joe Co. (The)(a)(b)	41,736	1,205,753

		4,381,550
REAL ESTATE INVESTMENT TRUSTS—1.67%
Alexandria Real Estate Equities Inc.	18,013	1,158,056
AMB Property Corp.	66,947	1,710,496
Annaly Capital Management Inc.	246,817	4,282,275
Apartment Investment and Management Co. Class A	53,694	854,808
AvalonBay Communities Inc.	36,274	2,978,458
Boston Properties Inc.	62,925	4,220,380
Brandywine Realty Trust	59,737	681,002
BRE Properties Inc. Class A	24,112	797,625
Camden Property Trust	30,403	1,288,175
Chimera Investment Corp.	302,664	1,174,336
Corporate Office Properties Trust	25,709	941,721
Digital Realty Trust Inc.	34,579	1,738,632
Douglas Emmett Inc.	51,712	736,896
Duke Realty Corp.	102,519	1,247,656
Equity Residential	125,114	4,226,351
Essex Property Trust Inc.	12,643	1,057,587
Federal Realty Investment Trust	26,856	1,818,688
HCP Inc.	133,249	4,069,424
Health Care REIT Inc.	54,429	2,412,293
Hospitality Properties Trust	55,545	1,316,972
Host Hotels & Resorts Inc.(a)	280,415	3,272,443
HRPT Properties Trust	99,427	643,293
Kimco Realty Corp.	170,576	2,307,893
Liberty Property Trust	50,734	1,623,995
Macerich Co. (The)	43,971	1,580,757
Mack-Cali Realty Corp.	35,884	1,240,510
Nationwide Health Properties Inc.	47,587	1,674,111
ProLogis	202,595	2,773,526

Public Storage	61,274	4,990,767
Realty Income Corp.(b)	47,089	1,220,076
Regency Centers Corp.	36,686	1,286,211
Senior Housing Properties Trust	57,821	1,264,545
Simon Property Group Inc.	109,375	8,728,125
SL Green Realty Corp.	34,654	1,741,017
Taubman Centers Inc.	24,378	875,414
UDR Inc.	68,055	1,118,824
Ventas Inc.	71,148	3,112,014
Vornado Realty Trust	70,223	4,911,397
Weingarten Realty Investors	46,952	929,180

		84,005,929
RETAIL—5.97%
Abercrombie & Fitch Co. Class A	40,096	1,397,346
Advance Auto Parts Inc.	43,533	1,762,216
Aeropostale Inc.(a)	30,404	1,035,256
American Eagle Outfitters Inc.	77,995	1,324,355
AutoNation Inc.(a)(b)	33,320	638,078
AutoZone Inc.(a)	13,557	2,142,955
Barnes & Noble Inc.(b)	16,287	310,593
Bed Bath & Beyond Inc.(a)	118,592	4,581,209
Best Buy Co. Inc.	153,247	6,047,127
Big Lots Inc.(a)	38,031	1,102,138
BJ’s Wholesale Club Inc.(a)	25,198	824,227
Brinker International Inc.	46,228	689,722
Burger King Holdings Inc.	47,560	895,079
CarMax Inc.(a)	100,686	2,441,636
Chico’s FAS Inc.(a)	81,954	1,151,454
Chipotle Mexican Grill Inc.(a)(b)	14,496	1,277,967
Copart Inc.(a)	30,404	1,113,699
Costco Wholesale Corp.	197,470	11,684,300
CVS Caremark Corp.	662,312	21,333,070
Darden Restaurants Inc.	62,629	2,196,399
Dick’s Sporting Goods Inc.(a)	39,444	980,972
Dollar General Corp.(a)	15,554	348,876
Dollar Tree Inc.(a)	40,665	1,964,120
Family Dollar Stores Inc.	63,320	1,762,196
Foot Locker Inc.	72,054	802,682
GameStop Corp. Class A(a)(b)	75,192	1,649,712
Gap Inc. (The)	219,405	4,596,535
Home Depot Inc. (The)	771,652	22,323,892
J.C. Penney Co. Inc.	101,582	2,703,097
Kohl’s Corp.(a)	138,654	7,477,610
Limited Brands Inc.	121,447	2,336,640
Lowe’s Companies Inc.	670,575	15,684,749
Macy’s Inc.	190,867	3,198,931
McDonald’s Corp.	501,875	31,337,075
MSC Industrial Direct Co. Inc. Class A	19,149	900,003
Nordstrom Inc.	75,210	2,826,392
Office Depot Inc.(a)	126,929	818,692
O’Reilly Automotive Inc.(a)	61,728	2,353,071
Panera Bread Co. Class A(a)	12,799	857,149
Penske Automotive Group Inc.(a)	16,529	250,910
PetSmart Inc.	57,427	1,532,727
RadioShack Corp.	57,267	1,116,707
Rite Aid Corp.(a)(b)	259,553	391,925
Ross Stores Inc.	57,974	2,476,070
Sears Holdings Corp.(a)(b)	22,668	1,891,645
Signet Jewelers Ltd.(a)	38,287	1,023,029
Staples Inc.	325,478	8,003,504
Starbucks Corp.(a)	334,832	7,721,226
Target Corp.	342,119	16,548,296

Tiffany & Co.	56,326	2,422,018
TJX Companies Inc. (The)	187,609	6,857,109
Urban Outfitters Inc.(a)	58,081	2,032,254
Walgreen Co.	451,163	16,566,705
Wal-Mart Stores Inc.	1,005,675	53,753,329
Wendy’s/Arby’s Group Inc. Class A	163,394	766,318
Williams-Sonoma Inc.	42,359	880,220
Yum! Brands Inc.	209,585	7,329,187

		300,434,399
SAVINGS & LOANS—0.23%
Capitol Federal Financial	8,928	280,875
First Niagara Financial Group Inc.	85,871	1,194,466
Hudson City Bancorp Inc.	214,116	2,939,813
New York Community Bancorp Inc.	193,149	2,802,592
People’s United Financial Inc.	158,035	2,639,185
TFS Financial Corp.	38,866	471,833
Washington Federal Inc.	50,930	984,986

		11,313,750
SEMICONDUCTORS—2.86%
Advanced Micro Devices Inc.(a)	255,312	2,471,420
Altera Corp.	133,707	3,025,789
Analog Devices Inc.	132,068	4,170,707
Applied Materials Inc.	604,837	8,431,428
Atmel Corp.(a)	202,349	932,829
Broadcom Corp. Class A(a)	223,043	7,014,702
Cree Inc.(a)	46,823	2,639,413
Cypress Semiconductor Corp.(a)	70,304	742,410
Fairchild Semiconductor International Inc.(a)	57,627	575,694
Integrated Device Technology Inc.(a)	73,762	477,240
Intel Corp.	2,540,616	51,828,566
International Rectifier Corp.(a)	33,478	740,533
Intersil Corp. Class A	56,146	861,280
KLA-Tencor Corp.	77,383	2,798,169
Lam Research Corp.(a)	57,807	2,266,612
Linear Technology Corp.	101,447	3,098,191
LSI Corp.(a)	295,662	1,776,929
Marvell Technology Group Ltd.(a)	234,256	4,860,812
Maxim Integrated Products Inc.	138,582	2,813,215
MEMC Electronic Materials Inc.(a)	102,036	1,389,730
Microchip Technology Inc.	82,851	2,407,650
Micron Technology Inc.(a)	386,700	4,083,552
National Semiconductor Corp.	103,764	1,593,815
Novellus Systems Inc.(a)	43,911	1,024,883
NVIDIA Corp.(a)	249,412	4,659,016
ON Semiconductor Corp.(a)	191,213	1,684,587
PMC-Sierra Inc.(a)	99,867	864,848
QLogic Corp.(a)	53,457	1,008,734
Rambus Inc.(a)(b)	47,223	1,152,241
Rovi Corp.(a)	45,732	1,457,479
Silicon Laboratories Inc.(a)	20,558	993,774
Teradyne Inc.(a)	78,622	843,614
Texas Instruments Inc.	579,349	15,097,835
Varian Semiconductor Equipment Associates Inc.(a)	33,024	1,184,901
Xilinx Inc.	125,340	3,141,020

		144,113,618
SOFTWARE—4.59%
Activision Blizzard Inc.(a)	255,109	2,834,261
Adobe Systems Inc.(a)	238,295	8,764,490
Allscripts-Misys Healthcare Solutions Inc.(a)	29,120	589,098

ANSYS Inc.(a)	40,248	1,749,178
Autodesk Inc.(a)	104,242	2,648,789
Automatic Data Processing Inc.	228,237	9,773,108
BMC Software Inc.(a)	84,560	3,390,856
Broadridge Financial Solutions Inc.	64,461	1,454,240
CA Inc.	179,258	4,026,135
Cerner Corp.(a)	30,359	2,502,796
Citrix Systems Inc.(a)	82,508	3,433,158
Compuware Corp.(a)	108,120	781,708
Dun & Bradstreet Corp. (The)	24,284	2,048,841
Electronic Arts Inc.(a)	147,835	2,624,071
Emdeon Inc. Class A(a)	12,551	191,403
Fidelity National Information Services Inc.	150,112	3,518,625
Fiserv Inc.(a)	70,701	3,427,584
Global Payments Inc.	36,821	1,983,179
IMS Health Inc.	82,081	1,728,626
Intuit Inc.(a)	147,343	4,524,904
Microsoft Corp.	3,505,912	106,895,257
MSCI Inc. Class A(a)	45,204	1,437,487
Novell Inc.(a)	153,477	636,930
Nuance Communications Inc.(a)	100,683	1,564,614
Oracle Corp.	1,738,758	42,669,121
Paychex Inc.	146,905	4,501,169
Red Hat Inc.(a)	86,443	2,671,089
Salesforce.com Inc.(a)	49,253	3,633,394
SEI Investments Co.	55,293	968,733
Sybase Inc.(a)	37,551	1,629,713
Total System Services Inc.	73,405	1,267,704
VMware Inc. Class A(a)	23,674	1,003,304

		230,873,565
TELECOMMUNICATIONS—5.85%
Amdocs Ltd.(a)	88,358	2,520,854
American Tower Corp. Class A(a)	180,956	7,819,109
AT&T Inc.	2,683,865	75,228,736
CenturyTel Inc.	135,016	4,888,929
Ciena Corp.(a)(b)	41,923	454,445
Cisco Systems Inc.(a)	2,623,784	62,813,389
Clearwire Corp. Class A(a)(b)	29,869	201,914
CommScope Inc.(a)	42,573	1,129,462
Corning Inc.	706,934	13,650,896
Crown Castle International Corp.(a)	132,349	5,166,905
EchoStar Corp. Class A(a)	17,447	351,383
Frontier Communications Corp.	142,863	1,115,760
Harris Corp.	60,208	2,862,890
JDS Uniphase Corp.(a)	94,151	776,746
Juniper Networks Inc.(a)	237,501	6,334,152
Leap Wireless International Inc.(a)(b)	26,424	463,741
Level 3 Communications Inc.(a)	736,024	1,126,117
MetroPCS Communications Inc.(a)	114,706	875,207
Motorola Inc.(a)	1,043,002	8,093,696
NeuStar Inc. Class A(a)	33,117	763,016
NII Holdings Inc.(a)	75,937	2,549,964
QUALCOMM Inc.	752,882	34,828,321
Qwest Communications International Inc.	672,036	2,829,272
SBA Communications Corp. Class A(a)	52,853	1,805,458
Sprint Nextel Corp.(a)	1,293,361	4,733,701
Telephone and Data Systems Inc.	41,524	1,408,494
Tellabs Inc.(a)	180,313	1,024,178
tw telecom inc.(a)	68,028	1,166,000
United States Cellular Corp.(a)	7,431	315,149
Verizon Communications Inc.	1,292,191	42,810,288
Virgin Media Inc.	130,777	2,200,977

Windstream Corp.	203,995	2,241,905

		294,551,054
TEXTILES—0.06%
Cintas Corp.	59,544	1,551,121
Mohawk Industries Inc.(a)	25,219	1,200,424

		2,751,545
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	56,614	1,815,045
Marvel Entertainment Inc.(a)	22,480	1,215,718
Mattel Inc.	163,403	3,264,792

		6,295,555
TRANSPORTATION—1.80%
Alexander & Baldwin Inc.	19,228	658,174
Burlington Northern Santa Fe Corp.	119,569	11,791,895
C.H. Robinson Worldwide Inc.	77,268	4,537,950
Con-way Inc.	22,237	776,294
CSX Corp.	178,103	8,636,214
Expeditors International Washington Inc.	96,709	3,358,704
FedEx Corp.	141,659	11,821,444
Frontline Ltd.(b)	23,508	642,239
J.B. Hunt Transport Services Inc.	39,416	1,271,954
Kansas City Southern Industries Inc.(a)	42,218	1,405,437
Kirby Corp.(a)	24,348	848,041
Landstar System Inc.	23,190	899,076
Norfolk Southern Corp.	166,994	8,753,825
Overseas Shipholding Group Inc.	10,419	457,915
Ryder System Inc.	25,738	1,059,633
Teekay Corp.	19,457	451,597
Union Pacific Corp.	229,337	14,654,634
United Parcel Service Inc. Class B	314,605	18,048,889
UTi Worldwide Inc.	45,564	652,476

		90,726,391
TRUCKING & LEASING—0.01%
GATX Corp.	21,944	630,890

		630,890
WATER—0.03%
American Water Works Co. Inc.	28,187	631,671
Aqua America Inc.	61,027	1,068,583

		1,700,254

TOTAL COMMON STOCKS
(Cost: $5,992,639,212)		5,023,299,704

Security	Shares	Value

RIGHTS—0.00%

TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	30,049	12,020

		12,020
TOTAL RIGHTS
(Cost: $0)		12,020

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.49%

MONEY MARKET FUNDS—1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	60,735,138	60,735,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	9,878,433	9,878,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	4,248,204	4,248,204

		74,861,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,861,775)		74,861,775

TOTAL INVESTMENTS IN SECURITIES—101.28%
(Cost: $6,067,500,987)		5,098,173,499
Other Assets, Less Liabilities—(1.28)%		(64,446,638)

NET ASSETS—100.00%		$5,033,726,861

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.22%
Omnicom Group Inc.	629,572	$24,647,744

		24,647,744
AEROSPACE & DEFENSE—2.21%
Alliant Techsystems Inc.(a)	66,732	5,890,434
BE Aerospace Inc.(a)	93,834	2,205,099
Boeing Co. (The)	121,089	6,554,548
General Dynamics Corp.	66,852	4,557,301
Goodrich Corp.	250,875	16,118,719
Lockheed Martin Corp.	644,874	48,591,256
Northrop Grumman Corp.	77,650	4,336,752
Raytheon Co.	615,517	31,711,436
Rockwell Collins Inc.	320,786	17,758,713
Spirit AeroSystems Holdings Inc. Class A(a)	68,247	1,355,385
TransDigm Group Inc.	80,110	3,804,424
United Technologies Corp.	1,556,424	108,031,390

		250,915,457
AGRICULTURE—3.62%
Altria Group Inc.	4,190,688	82,263,205
Archer-Daniels-Midland Co.	729,470	22,839,706
Lorillard Inc.	300,761	24,130,055
Monsanto Co.	1,106,116	90,424,983
Philip Morris International Inc.	3,975,619	191,585,080

		411,243,029
AIRLINES—0.32%
AMR Corp.(a)(b)	674,079	5,210,631
Continental Airlines Inc. Class B(a)	279,045	5,000,486
Copa Holdings SA Class A	60,776	3,310,469
Delta Air Lines Inc.(a)	1,562,940	17,786,257
Southwest Airlines Co.	470,471	5,377,484

		36,685,327
APPAREL—0.84%
Coach Inc.	643,224	23,496,973
Guess? Inc.	118,056	4,993,769
Hanesbrands Inc.(a)	192,759	4,647,420
Nike Inc. Class B	732,542	48,399,050
Phillips-Van Heusen Corp.	67,118	2,730,360
Polo Ralph Lauren Corp.	105,198	8,518,934
VF Corp.	40,066	2,934,434

		95,720,940

AUTO MANUFACTURERS—0.26%
Navistar International Corp.(a)	127,509	4,928,223
PACCAR Inc.	680,398	24,678,036

		29,606,259
AUTO PARTS & EQUIPMENT—0.34%
BorgWarner Inc.	219,434	7,289,597
Federal Mogul Corp. Class A(a)	12,516	216,527
Goodyear Tire & Rubber Co. (The)(a)	488,900	6,893,490
Johnson Controls Inc.	747,778	20,369,473
TRW Automotive Holdings Corp.(a)	29,123	695,457
WABCO Holdings Inc.	114,324	2,948,416

		38,412,960
BANKS—0.92%
Bank of New York Mellon Corp. (The)	496,422	13,884,923
BOK Financial Corp.	13,659	649,076
CapitalSource Inc.	86,847	344,783
Commerce Bancshares Inc.	43,628	1,689,276
Northern Trust Corp.	488,026	25,572,562
State Street Corp.	533,066	23,209,694
Wells Fargo & Co.	1,427,457	38,527,064

		103,877,378
BEVERAGES—3.89%
Brown-Forman Corp. Class B NVS	151,910	8,137,819
Coca-Cola Co. (The)	3,687,840	210,206,880
Coca-Cola Enterprises Inc.	531,180	11,261,016
Green Mountain Coffee Roasters Inc.(a)(b)	69,877	5,692,879
Hansen Natural Corp.(a)	139,612	5,361,101
Molson Coors Brewing Co. Class B NVS	14,644	661,323
Pepsi Bottling Group Inc.	228,055	8,552,062
PepsiCo Inc.	3,155,221	191,837,437

		441,710,517
BIOTECHNOLOGY—2.63%
Abraxis BioScience Inc.(a)	14,431	585,177
Alexion Pharmaceuticals Inc.(a)	178,004	8,690,155
Amgen Inc.(a)	2,051,844	116,072,815
Biogen Idec Inc.(a)	585,345	31,315,957
Bio-Rad Laboratories Inc. Class A(a)	38,818	3,744,384
Celgene Corp.(a)	933,095	51,954,730
Charles River Laboratories International Inc.(a)	89,868	3,027,653
Genzyme Corp.(a)	546,375	26,777,839
Illumina Inc.(a)	249,616	7,650,730
Life Technologies Corp.(a)	313,484	16,373,269
Millipore Corp.(a)	112,386	8,131,127
Myriad Genetics Inc.(a)	194,592	5,078,851
Talecris Biotherapeutics Holdings Corp.(a)(b)	101,556	2,261,652
Vertex Pharmaceuticals Inc.(a)(b)	393,614	16,866,360

		298,530,699
BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.(a)	17,925	697,820
Eagle Materials Inc.	87,701	2,284,611
Lennox International Inc.	93,904	3,666,012
Martin Marietta Materials Inc.(b)	34,443	3,079,549
Masco Corp.	344,481	4,757,283
Owens Corning(a)	75,357	1,932,153

		16,417,428

CHEMICALS—1.72%
Air Products and Chemicals Inc.	146,559	11,880,073
Albemarle Corp.	10,709	389,486
Ashland Inc.	11,454	453,807
Celanese Corp. Series A	291,231	9,348,515
CF Industries Holdings Inc.	81,375	7,387,222
E.I. du Pont de Nemours and Co.	605,791	20,396,983
Ecolab Inc.	478,984	21,353,107
FMC Corp.	125,710	7,009,590
International Flavors & Fragrances Inc.	150,952	6,210,165
Intrepid Potash Inc.(a)(b)	78,592	2,292,529
Lubrizol Corp.	119,390	8,709,500
Mosaic Co. (The)	320,438	19,139,762
Praxair Inc.	623,323	50,059,070
RPM International Inc.	136,248	2,769,922
Sherwin-Williams Co. (The)	171,664	10,583,086
Sigma-Aldrich Corp.	247,937	12,528,257
Terra Industries Inc.	138,958	4,473,058
Valhi Inc.	4,243	59,275

		195,043,407
COAL—0.52%
Alpha Natural Resources Inc.(a)	242,672	10,527,111
CONSOL Energy Inc.	362,995	18,077,151
Massey Energy Co.	138,365	5,812,714
Peabody Energy Corp.	541,509	24,481,622

		58,898,598
COMMERCIAL SERVICES—2.83%
Aaron’s Inc.	96,090	2,664,576
Alliance Data Systems Corp.(a)(b)	107,393	6,936,514
Apollo Group Inc. Class A(a)	268,636	16,273,969
Brink’s Home Security Holdings Inc.(a)	92,101	3,006,177
Career Education Corp.(a)(b)	129,294	3,013,843
Convergys Corp.(a)(b)	25,340	272,405
Corrections Corp. of America(a)	26,442	649,151
DeVry Inc.	126,244	7,161,822
Education Management Corp.(a)	29,434	647,842
Equifax Inc.	200,549	6,194,959
FTI Consulting Inc.(a)	104,555	4,930,814
Genpact Ltd.(a)	125,747	1,873,630
H&R Block Inc.	687,549	15,552,358
Hewitt Associates Inc. Class A(a)	169,455	7,161,168
Hillenbrand Inc.	47,886	902,172
Interactive Data Corp.	34,016	860,605
Iron Mountain Inc.(a)	364,823	8,303,371
ITT Educational Services Inc.(a)(b)	77,713	7,457,339
Lender Processing Services Inc.	193,896	7,883,811
MasterCard Inc. Class A	172,597	44,181,380
McKesson Corp.	269,381	16,836,312
Monster Worldwide Inc.(a)(b)	148,546	2,584,700
Moody’s Corp.	380,056	10,185,501
Morningstar Inc.(a)	39,310	1,900,245
Pharmaceutical Product Development Inc.	214,012	5,016,441
R.R. Donnelley & Sons Co.	106,490	2,371,532
Robert Half International Inc.	309,877	8,283,012
SAIC Inc.(a)	595,136	11,271,876
Strayer Education Inc.(b)	28,476	6,050,865

Verisk Analytics Inc. Class A(a)	149,182	4,517,231
Visa Inc. Class A(b)	910,702	79,649,997
Weight Watchers International Inc.	6,409	186,886
Western Union Co.	1,420,366	26,773,899

		321,556,403
COMPUTERS—9.90%
Affiliated Computer Services Inc. Class A(a)	111,923	6,680,684
Apple Inc.(a)	1,808,066	381,248,797
Brocade Communications Systems Inc.(a)	299,038	2,281,660
Cadence Design Systems Inc.(a)	538,742	3,227,065
Cognizant Technology Solutions Corp. Class A(a)	591,658	26,802,107
Dell Inc.(a)	3,472,666	49,867,484
Diebold Inc.	118,474	3,370,585
DST Systems Inc.(a)	68,188	2,969,587
EMC Corp.(a)	424,715	7,419,771
FactSet Research Systems Inc.	84,899	5,592,297
Hewlett-Packard Co.	3,751,435	193,236,417
IHS Inc. Class A(a)	97,168	5,325,778
International Business Machines Corp.	2,678,116	350,565,384
MICROS Systems Inc.(a)	163,638	5,077,687
NCR Corp.(a)	319,847	3,559,897
NetApp Inc.(a)	673,979	23,178,138
SanDisk Corp.(a)	222,530	6,451,145
Seagate Technology	898,665	16,346,716
Synopsys Inc.(a)	184,194	4,103,842
Teradata Corp.(a)	285,459	8,971,976
Western Digital Corp.(a)(b)	406,756	17,958,277

		1,124,235,294
COSMETICS & PERSONAL CARE—3.17%
Alberto-Culver Co.	147,798	4,329,003
Avon Products Inc.	864,650	27,236,475
Colgate-Palmolive Co.	1,012,514	83,178,025
Estee Lauder Companies Inc. (The) Class A	224,709	10,866,927
Procter & Gamble Co. (The)	3,869,311	234,596,326

		360,206,756
DISTRIBUTION & WHOLESALE—0.26%
Fastenal Co.(b)	267,801	11,151,234
LKQ Corp.(a)	285,091	5,584,933
W.W. Grainger Inc.	124,472	12,052,624
WESCO International Inc.(a)	44,777	1,209,427

		29,998,218
DIVERSIFIED FINANCIAL SERVICES—1.95%
Affiliated Managers Group Inc.(a)	83,812	5,644,738
American Express Co.	376,132	15,240,869
AmeriCredit Corp.(a)	54,899	1,045,277
Ameriprise Financial Inc.	41,552	1,613,049
BlackRock Inc.(c)	21,831	5,069,158
Capital One Financial Corp.	258,038	9,893,177
Charles Schwab Corp. (The)	1,925,621	36,240,187
CME Group Inc.	7,741	2,600,589
Eaton Vance Corp.	236,546	7,193,364
Federated Investors Inc. Class B	167,041	4,593,627
Franklin Resources Inc.	137,657	14,502,165
GLG Partners Inc.(a)(b)	382,493	1,231,627
Goldman Sachs Group Inc. (The)	63,138	10,660,220

Greenhill & Co. Inc.(b)	41,832	3,356,600
IntercontinentalExchange Inc.(a)	147,500	16,564,250
Invesco Ltd.	66,964	1,572,984
Investment Technology Group Inc.(a)	7,227	142,372
Janus Capital Group Inc.	322,113	4,332,420
Jefferies Group Inc.(a)	178,438	4,234,334
Lazard Ltd. Class A(b)	155,213	5,893,438
Morgan Stanley	638,694	18,905,342
NASDAQ OMX Group Inc. (The)(a)	121,123	2,400,658
NYSE Euronext Inc.	136,525	3,454,082
SLM Corp.(a)	204,390	2,303,475
Student Loan Corp. (The)	1,401	65,245
T. Rowe Price Group Inc.	517,451	27,554,266
TD AMERITRADE Holding Corp.(a)	528,928	10,250,625
Waddell & Reed Financial Inc. Class A	174,982	5,343,950

		221,902,088
ELECTRIC—0.81%
AES Corp. (The)(a)	1,088,410	14,486,737
Allegheny Energy Inc.	210,480	4,942,070
Calpine Corp.(a)	365,263	4,017,893
CenterPoint Energy Inc.	664,761	9,645,682
Constellation Energy Group Inc.	311,599	10,958,937
DPL Inc.	29,670	818,892
Exelon Corp.	116,645	5,700,441
FPL Group Inc.	109,309	5,773,701
Integrys Energy Group Inc.	33,825	1,420,312
ITC Holdings Corp.	101,330	5,278,280
NV Energy Inc.	201,586	2,495,635
Ormat Technologies Inc.	39,393	1,490,631
PPL Corp.	761,633	24,608,362

		91,637,573
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
A123 Systems Inc.(a)(b)	38,991	874,958
AMETEK Inc.	217,933	8,333,758
Emerson Electric Co.	1,523,030	64,881,078
Energizer Holdings Inc.(a)	117,760	7,216,333
Hubbell Inc. Class B	13,286	628,428
Molex Inc.	22,819	491,749
SunPower Corp. Class A(a)(b)	195,841	4,637,515

		87,063,819
ELECTRONICS—1.00%
Agilent Technologies Inc.(a)	694,750	21,585,882
Amphenol Corp. Class A	346,705	16,010,837
Arrow Electronics Inc.(a)	99,929	2,958,898
Avnet Inc.(a)	101,998	3,076,260
AVX Corp.	20,935	265,246
Dolby Laboratories Inc. Class A(a)	106,829	5,098,948
FLIR Systems Inc.(a)	304,834	9,974,168
Garmin Ltd.(b)	187,000	5,740,900
Gentex Corp.	279,123	4,982,346
Itron Inc.(a)	74,849	5,057,547
Jabil Circuit Inc.	190,718	3,312,772
Mettler-Toledo International Inc.(a)	68,369	7,178,061
National Instruments Corp.	114,469	3,371,112
PerkinElmer Inc.	50,983	1,049,740
Thermo Fisher Scientific Inc.(a)	68,359	3,260,041

Thomas & Betts Corp.(a)	33,681	1,205,443
Trimble Navigation Ltd.(a)	242,956	6,122,491
Vishay Intertechnology Inc.(a)	79,764	666,029
Waters Corp.(a)	195,293	12,100,354

		113,017,075
ENERGY - ALTERNATE SOURCES—0.12%
First Solar Inc.(a)(b)	104,032	14,085,933

		14,085,933
ENGINEERING & CONSTRUCTION—0.41%
AECOM Technology Corp.(a)	192,294	5,288,085
Fluor Corp.	364,135	16,400,640
Jacobs Engineering Group Inc.(a)(b)	249,802	9,395,053
McDermott International Inc.(a)	462,843	11,112,860
Shaw Group Inc. (The)(a)	137,257	3,946,139
URS Corp.(a)	20,921	931,403

		47,074,180
ENTERTAINMENT—0.11%
International Game Technology	498,906	9,364,466
Regal Entertainment Group Class A	83,333	1,203,329
Scientific Games Corp. Class A(a)(b)	128,590	1,870,984
Warner Music Group Corp.(a)	7,784	44,057

		12,482,836
ENVIRONMENTAL CONTROL—0.50%
Nalco Holding Co.	280,538	7,156,524
Republic Services Inc.	207,645	5,878,430
Stericycle Inc.(a)(b)	171,968	9,487,475
Waste Connections Inc.(a)	119,854	3,995,932
Waste Management Inc.	893,823	30,220,156

		56,738,517
FOOD—1.50%
Campbell Soup Co.	270,768	9,151,958
Dean Foods Co.(a)	365,067	6,585,809
Flowers Foods Inc.	128,890	3,062,426
General Mills Inc.	274,523	19,438,974
H.J. Heinz Co.	516,168	22,071,344
Hershey Co. (The)	182,119	6,518,039
Hormel Foods Corp.	13,692	526,457
Kellogg Co.	515,221	27,409,757
Kroger Co. (The)	1,113,898	22,868,326
McCormick & Co. Inc. NVS	263,982	9,537,670
Sara Lee Corp.	351,787	4,284,766
Smithfield Foods Inc.(a)	21,946	333,360
Sysco Corp.	1,196,477	33,429,567
Whole Foods Market Inc.(a)(b)	186,420	5,117,229

		170,335,682
FOREST PRODUCTS & PAPER—0.07%
Plum Creek Timber Co. Inc.(b)	117,244	4,427,133
Rayonier Inc.	72,105	3,039,947

		7,467,080
HAND & MACHINE TOOLS—0.01%
Snap-On Inc.	31,721	1,340,529

		1,340,529

HEALTH CARE - PRODUCTS—6.03%
Baxter International Inc.	1,226,265	71,957,230
Beckman Coulter Inc.	139,230	9,111,211
Becton, Dickinson and Co.	485,775	38,308,216
Boston Scientific Corp.(a)	1,085,335	9,768,015
C.R. Bard Inc.	201,138	15,668,650
DENTSPLY International Inc.	300,765	10,577,905
Edwards Lifesciences Corp.(a)	113,603	9,866,421
Gen-Probe Inc.(a)	99,865	4,284,208
Henry Schein Inc.(a)	182,531	9,601,131
Hill-Rom Holdings Inc.	50,297	1,206,625
Hologic Inc.(a)	50,664	734,628
IDEXX Laboratories Inc.(a)	119,921	6,408,578
Intuitive Surgical Inc.(a)(b)	76,677	23,257,668
Inverness Medical Innovations Inc.(a)	75,773	3,145,337
Johnson & Johnson	4,322,641	278,421,307
Kinetic Concepts Inc.(a)(b)	43,853	1,651,065
Medtronic Inc.	2,268,540	99,770,389
Patterson Companies Inc.(a)	204,567	5,723,785
ResMed Inc.(a)(b)	152,929	7,993,599
St. Jude Medical Inc.(a)	701,502	25,801,244
Stryker Corp.	686,269	34,567,370
TECHNE Corp.	75,534	5,178,611
Varian Medical Systems Inc.(a)(b)	253,957	11,897,885

		684,901,078
HEALTH CARE - SERVICES—0.79%
Aetna Inc.	195,548	6,198,872
Community Health Systems Inc.(a)	93,507	3,328,849
Covance Inc.(a)(b)	129,315	7,056,720
Coventry Health Care Inc.(a)	84,318	2,048,084
DaVita Inc.(a)	209,452	12,303,210
Health Management Associates Inc. Class A(a)	497,563	3,617,283
Humana Inc.(a)	126,605	5,556,693
Laboratory Corp. of America Holdings(a)(b)	219,362	16,417,052
Lincare Holdings Inc.(a)	112,341	4,170,098
MEDNAX Inc.(a)	29,760	1,788,874
Quest Diagnostics Inc.	314,640	18,997,963
Tenet Healthcare Corp.(a)	665,476	3,586,916
Universal Health Services Inc. Class B	13,452	410,286
WellPoint Inc.(a)	66,229	3,860,488

		89,341,388
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.(a)	137,331	3,267,104
Walter Energy Inc.	107,401	8,088,369

		11,355,473
HOME BUILDERS—0.04%
KB Home	11,454	156,691
M.D.C. Holdings Inc.	28,680	890,227
NVR Inc.(a)	2,055	1,460,509
Pulte Homes Inc.(a)	72,315	723,150
Thor Industries Inc.	37,065	1,163,841

		4,394,418

HOME FURNISHINGS—0.02%
Harman International Industries Inc.	78,258	2,760,942

		2,760,942
HOUSEHOLD PRODUCTS & WARES—0.67%
Avery Dennison Corp.	42,405	1,547,358
Church & Dwight Co. Inc.	142,260	8,599,617
Clorox Co. (The)	249,851	15,240,911
Kimberly-Clark Corp.	730,584	46,545,507
Scotts Miracle-Gro Co. (The) Class A	91,120	3,581,927

		75,515,320
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	90,376	1,356,544
Toro Co. (The)(b)	72,182	3,017,929

		4,374,473
INSURANCE—1.05%
Aflac Inc.	947,765	43,834,131
American International Group Inc.(a)(b)	93,731	2,810,055
Arthur J. Gallagher & Co.	189,371	4,262,741
Axis Capital Holdings Ltd.	79,402	2,255,811
Brown & Brown Inc.	172,623	3,102,035
CIGNA Corp.	35,713	1,259,598
CNA Financial Corp.(a)	24,916	597,984
Endurance Specialty Holdings Ltd.(b)	33,609	1,251,263
Erie Indemnity Co. Class A	41,452	1,617,457
Fidelity National Financial Inc. Class A	69,385	933,922
Genworth Financial Inc. Class A(a)	420,478	4,772,425
Hanover Insurance Group Inc. (The)	7,745	344,110
Lincoln National Corp.	189,830	4,722,970
Marsh & McLennan Companies Inc.	78,870	1,741,450
Principal Financial Group Inc.	629,044	15,122,218
Progressive Corp. (The)(a)	139,833	2,515,596
Prudential Financial Inc.	484,248	24,096,180
Reinsurance Group of America Inc.	11,320	539,398
Validus Holdings Ltd.	27,171	731,987
W.R. Berkley Corp.	90,204	2,222,627

		118,733,958
INTERNET—4.94%
Akamai Technologies Inc.(a)(b)	350,681	8,882,750
Amazon.com Inc.(a)	666,164	89,612,381
eBay Inc.(a)	529,037	12,453,531
Equinix Inc.(a)(b)	77,015	8,175,142
Expedia Inc.(a)	338,470	8,702,064
F5 Networks Inc.(a)	159,375	8,443,687
Google Inc. Class A(a)	485,365	300,916,593
IAC/InterActiveCorp(a)	85,213	1,745,162
McAfee Inc.(a)	314,736	12,768,840
Netflix Inc.(a)(b)	81,371	4,486,797
Priceline.com Inc.(a)(b)	89,001	19,446,718
Sohu.com Inc.(a)	61,358	3,514,586
Symantec Corp.(a)	1,662,773	29,747,009
VeriSign Inc.(a)	390,670	9,469,841
WebMD Health Corp.(a)(b)	110,040	4,235,440
Yahoo! Inc.(a)	2,252,043	37,789,282

		560,389,823

IRON & STEEL—0.02%
Cliffs Natural Resources Inc.	25,303	1,166,215
Schnitzer Steel Industries Inc. Class A	33,953	1,619,558

		2,785,773
LEISURE TIME—0.17%
Carnival Corp.(a)	402,497	12,755,130
Royal Caribbean Cruises Ltd.(a)(b)	81,262	2,054,303
WMS Industries Inc.(a)	106,272	4,250,880

		19,060,313
LODGING—0.21%
Choice Hotels International Inc.	16,063	508,555
Hyatt Hotels Corp. Class A(a)(b)	55,371	1,650,610
Las Vegas Sands Corp.(a)(b)	459,929	6,871,339
Marriott International Inc. Class A(b)	286,359	7,803,283
MGM MIRAGE(a)	182,672	1,665,969
Starwood Hotels & Resorts Worldwide Inc.(b)	61,332	2,242,911
Wyndham Worldwide Corp.	158,978	3,206,586

		23,949,253
MACHINERY—0.77%
Bucyrus International Inc.	34,224	1,929,207
Caterpillar Inc.	610,237	34,777,407
Cummins Inc.	135,372	6,208,160
Deere & Co.	212,663	11,502,942
Flowserve Corp.	113,443	10,723,767
Graco Inc.	55,028	1,572,150
IDEX Corp.	96,047	2,991,864
Joy Global Inc.	181,844	9,381,332
Rockwell Automation Inc.	28,594	1,343,346
Wabtec Corp.	96,285	3,932,279
Zebra Technologies Corp. Class A(a)	110,212	3,125,612

		87,488,066
MANUFACTURING—2.23%
Brink’s Co. (The)	97,126	2,364,047
Carlisle Companies Inc.	33,372	1,143,325
Crane Co.	51,146	1,566,091
Danaher Corp.	325,638	24,487,978
Donaldson Co. Inc.	156,968	6,677,419
Dover Corp.	266,811	11,102,006
Harsco Corp.	119,583	3,854,160
Honeywell International Inc.	1,507,718	59,102,546
ITT Corp.	36,302	1,805,661
Leggett & Platt Inc.	198,899	4,057,540
Pall Corp.	238,655	8,639,311
Pentair Inc.	54,962	1,775,273
Roper Industries Inc.	157,664	8,256,864
Teleflex Inc.	34,017	1,833,176
3M Co.	1,407,356	116,346,120

		253,011,517
MEDIA—0.73%
Comcast Corp. Class A	437,945	7,383,753
CTC Media Inc.(a)	68,365	1,018,639
DIRECTV Class A(a)	932,391	31,095,240
Discovery Communications Inc. Series C(a)	531,026	14,082,810
John Wiley & Sons Inc. Class A	83,444	3,494,635
McGraw-Hill Companies Inc. (The)	637,005	21,346,038
New York Times Co. (The) Class A(a)	14,217	175,722

Scripps Networks Interactive Inc. Class A	106,408	4,415,932

		83,012,769
METAL FABRICATE & HARDWARE—0.31%
Precision Castparts Corp.	284,106	31,351,097
Valmont Industries Inc.	42,537	3,337,028

		34,688,125
MINING—1.00%
Alcoa Inc.	913,764	14,729,876
Compass Minerals International Inc.	35,155	2,362,064
Freeport-McMoRan Copper & Gold Inc.(a)	506,800	40,690,972
Newmont Mining Corp.	970,451	45,912,037
Royal Gold Inc.	20,878	983,354
Southern Copper Corp.	262,379	8,634,893

		113,313,196
OIL & GAS—2.56%
Atwood Oceanics Inc.(a)	96,317	3,452,964
CNX Gas Corp.(a)	49,265	1,454,303
Comstock Resources Inc.(a)	7,393	299,934
Continental Resources Inc.(a)	29,494	1,264,998
Diamond Offshore Drilling Inc.	139,931	13,772,009
EQT Corp.	264,884	11,633,705
EXCO Resources Inc.	249,840	5,304,103
Exxon Mobil Corp.	2,551,608	173,994,150
Forest Oil Corp.(a)	82,512	1,835,892
Frontier Oil Corp.	165,952	1,998,062
Helmerich & Payne Inc.	66,251	2,642,090
Holly Corp.	87,342	2,238,575
Mariner Energy Inc.(a)	183,652	2,132,200
Patterson-UTI Energy Inc.	44,798	687,649
Petrohawk Energy Corp.(a)	609,359	14,618,522
Plains Exploration & Production Co.(a)	152,252	4,211,290
Pride International Inc.(a)	164,933	5,263,012
Quicksilver Resources Inc.(a)	238,976	3,587,030
Range Resources Corp.	46,379	2,311,993
Rowan Companies Inc.(a)	40,084	907,502
Seahawk Drilling Inc.(a)	10,893	245,528
Southwestern Energy Co.(a)	697,005	33,595,641
St. Mary Land & Exploration Co.	30,910	1,058,358
Tesoro Corp.	113,270	1,534,809

		290,044,319
OIL & GAS SERVICES—1.11%
Cameron International Corp.(a)	448,286	18,738,355
Dresser-Rand Group Inc.(a)	166,379	5,259,240
Exterran Holdings Inc.(a)	58,086	1,245,945
FMC Technologies Inc.(a)	250,339	14,479,608
Oceaneering International Inc.(a)	111,104	6,501,806
Schlumberger Ltd.	1,100,895	71,657,256
Smith International Inc.	298,889	8,120,814

		126,003,024
PACKAGING & CONTAINERS—0.26%
Ball Corp.	124,045	6,413,127
Crown Holdings Inc.(a)	323,908	8,285,567
Owens-Illinois Inc.(a)	277,575	9,123,890
Packaging Corp. of America	20,562	473,132

Pactiv Corp.(a)	219,405	5,296,437

		29,592,153
PHARMACEUTICALS—5.97%
Abbott Laboratories	3,132,261	169,110,771
Allergan Inc.	617,450	38,905,524
AmerisourceBergen Corp.	535,465	13,959,573
Amylin Pharmaceuticals Inc.(a)	284,653	4,039,226
BioMarin Pharmaceutical Inc.(a)	201,952	3,798,717
Bristol-Myers Squibb Co.	1,921,906	48,528,127
Cephalon Inc.(a)(b)	149,585	9,335,600
Dendreon Corp.(a)	234,118	6,152,621
Eli Lilly and Co.	1,076,879	38,455,349
Express Scripts Inc.(a)	556,330	48,094,729
Gilead Sciences Inc.(a)	1,837,079	79,508,779
Herbalife Ltd.	124,305	5,043,054
Hospira Inc.(a)	325,039	16,576,989
Mead Johnson Nutrition Co. Class A	208,621	9,116,738
Medco Health Solutions Inc.(a)	977,697	62,484,615
Merck & Co. Inc.	2,391,988	87,403,241
Mylan Inc.(a)(b)	442,631	8,157,689
NBTY Inc.(a)	74,675	3,251,350
Omnicare Inc.	100,630	2,433,233
OSI Pharmaceuticals Inc.(a)	118,241	3,669,018
Perrigo Co.	161,868	6,448,821
United Therapeutics Corp.(a)	94,175	4,958,314
Valeant Pharmaceuticals International(a)(b)	138,755	4,411,021
VCA Antech Inc.(a)	170,837	4,257,258

		678,100,357
PIPELINES—0.03%
El Paso Corp.	397,544	3,907,858

		3,907,858
REAL ESTATE—0.11%
CB Richard Ellis Group Inc. Class A(a)	478,048	6,487,111
St. Joe Co. (The)(a)(b)	188,073	5,433,429

		11,920,540
REAL ESTATE INVESTMENT TRUSTS—0.59%
Alexandria Real Estate Equities Inc.	19,209	1,234,947
Digital Realty Trust Inc.(b)	154,452	7,765,847
Federal Realty Investment Trust	15,508	1,050,202
HCP Inc.	229,844	7,019,436
Health Care REIT Inc.	122,792	5,442,141
Nationwide Health Properties Inc.	173,712	6,111,188
Public Storage	272,238	22,173,785
Simon Property Group Inc.	207,273	16,540,385

		67,337,931
RETAIL—9.24%
Abercrombie & Fitch Co. Class A	87,893	3,063,071
Advance Auto Parts Inc.	192,934	7,809,968
Aeropostale Inc.(a)	137,024	4,665,667
American Eagle Outfitters Inc.	346,323	5,880,565
AutoNation Inc.(a)(b)	14,093	269,881
AutoZone Inc.(a)	60,637	9,584,891
Barnes & Noble Inc.(b)	15,592	297,339
Bed Bath & Beyond Inc.(a)	528,356	20,410,392

Best Buy Co. Inc.	682,094	26,915,429
Big Lots Inc.(a)	18,470	535,261
BJ’s Wholesale Club Inc.(a)	19,230	629,013
Brinker International Inc.	206,036	3,074,057
Burger King Holdings Inc.	214,373	4,034,500
CarMax Inc.(a)	317,840	7,707,620
Chico’s FAS Inc.(a)	338,587	4,757,147
Chipotle Mexican Grill Inc.(a)(b)	64,496	5,685,967
Copart Inc.(a)	135,904	4,978,164
Costco Wholesale Corp.	879,836	52,059,896
CVS Caremark Corp.	899,324	28,967,226
Darden Restaurants Inc.	277,798	9,742,376
Dick’s Sporting Goods Inc.(a)	175,131	4,355,508
Dollar General Corp.(a)	46,542	1,043,937
Dollar Tree Inc.(a)	181,956	8,788,475
Family Dollar Stores Inc.	283,906	7,901,104
Foot Locker Inc.	138,449	1,542,322
GameStop Corp. Class A(a)(b)	293,547	6,440,421
Gap Inc. (The)	863,299	18,086,114
Home Depot Inc. (The)	230,883	6,679,445
Kohl’s Corp.(a)	578,274	31,186,317
Limited Brands Inc.	361,916	6,963,264
Lowe’s Companies Inc.	940,447	21,997,055
McDonald’s Corp.	2,236,008	139,616,340
MSC Industrial Direct Co. Inc. Class A	86,679	4,073,913
Nordstrom Inc.	334,036	12,553,073
Office Depot Inc.(a)	100,200	646,290
O’Reilly Automotive Inc.(a)	274,598	10,467,676
Panera Bread Co. Class A(a)	55,453	3,713,687
Penske Automotive Group Inc.(a)	27,487	417,253
PetSmart Inc.	255,945	6,831,172
RadioShack Corp.	32,872	641,004
Ross Stores Inc.	257,528	10,999,021
Staples Inc.	1,450,762	35,674,238
Starbucks Corp.(a)	1,492,555	34,418,318
Target Corp.	1,524,155	73,723,377
Tiffany & Co.(b)	229,943	9,887,549
TJX Companies Inc. (The)	837,036	30,593,666
Urban Outfitters Inc.(a)	260,336	9,109,157
Walgreen Co.	2,009,997	73,807,090
Wal-Mart Stores Inc.	4,480,661	239,491,330
Wendy’s/Arby’s Group Inc. Class A	294,928	1,383,212
Williams-Sonoma Inc.	76,337	1,586,283
Yum! Brands Inc.	936,268	32,741,292

		1,048,427,333
SAVINGS & LOANS—0.08%
Capitol Federal Financial	40,231	1,265,667
Hudson City Bancorp Inc.	527,185	7,238,250
TFS Financial Corp.	19,171	232,736

		8,736,653
SEMICONDUCTORS—3.97%
Advanced Micro Devices Inc.(a)	594,653	5,756,241
Altera Corp.	593,793	13,437,536
Analog Devices Inc.	589,943	18,630,400
Broadcom Corp. Class A(a)	996,593	31,342,850
Cree Inc.(a)	209,602	11,815,265
Cypress Semiconductor Corp.(a)	284,694	3,006,369

Integrated Device Technology Inc.(a)	70,912	458,801
Intel Corp.	6,984,097	142,475,579
International Rectifier Corp.(a)	64,045	1,416,675
Intersil Corp. Class A	122,195	1,874,471
Lam Research Corp.(a)	256,044	10,039,485
Linear Technology Corp.	450,239	13,750,299
Marvell Technology Group Ltd.(a)(b)	938,756	19,479,187
Maxim Integrated Products Inc.	518,077	10,516,963
MEMC Electronic Materials Inc.(a)	453,542	6,177,242
Microchip Technology Inc.	337,849	9,817,892
Micron Technology Inc.(a)	300,042	3,168,444
National Semiconductor Corp.	465,670	7,152,691
Novellus Systems Inc.(a)	119,216	2,782,501
NVIDIA Corp.(a)(b)	1,106,323	20,666,114
ON Semiconductor Corp.(a)	852,886	7,513,926
QLogic Corp.(a)(b)	241,879	4,564,257
Rambus Inc.(a)(b)	211,370	5,157,428
Rovi Corp.(a)	142,716	4,548,359
Silicon Laboratories Inc.(a)(b)	90,145	4,357,609
Teradyne Inc.(a)	349,595	3,751,154
Texas Instruments Inc.	2,581,049	67,262,137
Varian Semiconductor Equipment Associates Inc.(a)	147,696	5,299,332
Xilinx Inc.	556,528	13,946,592

		450,165,799
SOFTWARE—8.75%
Activision Blizzard Inc.(a)	659,099	7,322,590
Adobe Systems Inc.(a)	1,062,059	39,062,530
Allscripts-Misys Healthcare Solutions Inc.(a)	127,909	2,587,599
ANSYS Inc.(a)	177,820	7,728,057
Autodesk Inc.(a)	313,339	7,961,944
Automatic Data Processing Inc.	1,017,107	43,552,522
BMC Software Inc.(a)	374,571	15,020,297
Broadridge Financial Solutions Inc.	175,671	3,963,138
CA Inc.	614,191	13,794,730
Cerner Corp.(a)(b)	135,871	11,201,205
Citrix Systems Inc.(a)	367,160	15,277,528
Dun & Bradstreet Corp. (The)	107,738	9,089,855
Electronic Arts Inc.(a)	654,247	11,612,884
Emdeon Inc. Class A(a)	41,731	636,398
Fidelity National Information Services Inc.	412,258	9,663,328
Fiserv Inc.(a)	315,169	15,279,393
Global Payments Inc.	163,009	8,779,665
IMS Health Inc.	82,967	1,747,285
Intuit Inc.(a)	654,368	20,095,641
Microsoft Corp.	15,620,294	476,262,764
MSCI Inc. Class A(a)	203,367	6,467,071
Novell Inc.(a)	318,808	1,323,053
Nuance Communications Inc.(a)	423,734	6,584,826
Oracle Corp.	7,746,789	190,106,202
Paychex Inc.	651,895	19,974,063
Red Hat Inc.(a)	382,587	11,821,938
Salesforce.com Inc.(a)(b)	219,231	16,172,671
SEI Investments Co.	246,286	4,314,931
Sybase Inc.(a)(b)	168,752	7,323,837
Total System Services Inc.	235,364	4,064,736
VMware Inc. Class A(a)	104,461	4,427,057

		993,219,738

TELECOMMUNICATIONS—5.32%
Amdocs Ltd.(a)	55,384	1,580,106
American Tower Corp. Class A(a)	806,619	34,854,007
Ciena Corp.(a)(b)	19,939	216,139
Cisco Systems Inc.(a)	11,689,970	279,857,882
Corning Inc.	2,690,091	51,945,657
Crown Castle International Corp.(a)	212,092	8,280,072
Frontier Communications Corp.	273,443	2,135,590
Harris Corp.	210,254	9,997,578
JDS Uniphase Corp.(a)	222,544	1,835,988
Juniper Networks Inc.(a)	1,059,605	28,259,665
Leap Wireless International Inc.(a)(b)	91,155	1,599,770
MetroPCS Communications Inc.(a)	511,717	3,904,401
Motorola Inc.(a)	295,001	2,289,208
NeuStar Inc. Class A(a)	147,646	3,401,764
NII Holdings Inc.(a)	17,695	594,198
QUALCOMM Inc.	3,354,327	155,171,167
SBA Communications Corp. Class A(a)	236,293	8,071,769
tw telecom inc.(a)	300,902	5,157,460
Windstream Corp.	408,881	4,493,602

		603,646,023
TEXTILES—0.01%
Cintas Corp.	47,886	1,247,430

		1,247,430
TOYS, GAMES & HOBBIES—0.19%
Hasbro Inc.	151,997	4,873,024
Marvel Entertainment Inc.(a)	99,209	5,365,223
Mattel Inc.	562,955	11,247,841

		21,486,088
TRANSPORTATION—1.53%
C.H. Robinson Worldwide Inc.	343,194	20,155,784
Con-way Inc.	32,830	1,146,095
Expeditors International Washington Inc.	430,102	14,937,442
J.B. Hunt Transport Services Inc.	177,409	5,724,988
Kansas City Southern Industries Inc.(a)	83,984	2,795,827
Kirby Corp.(a)	22,314	777,197
Landstar System Inc.	104,725	4,060,188
Norfolk Southern Corp.	97,197	5,095,067
Teekay Corp.	37,071	860,418
Union Pacific Corp.	542,906	34,691,693
United Parcel Service Inc. Class B	1,401,633	80,411,685
UTi Worldwide Inc.	185,768	2,660,198

		173,316,582
TRUCKING & LEASING—0.01%
GATX Corp.	40,893	1,175,674

		1,175,674
WATER—0.00%
American Water Works Co. Inc.	18,880	423,101

		423,101

TOTAL COMMON STOCKS
(Cost: $11,447,598,425)		11,338,678,214

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.80%

MONEY MARKET FUNDS—2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	264,696,934	264,696,934
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	43,052,355	43,052,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	9,488,204	9,488,204

		317,237,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $317,237,493)		317,237,493

TOTAL INVESTMENTS IN SECURITIES—102.69%
(Cost: $11,764,835,918)		11,655,915,707

SHORT POSITIONS(f)—(0.02)%

COMMON STOCKS—(0.02)%
Walt Disney Co. (The)	(73,930)	(2,384,243)

		(2,384,243)

TOTAL SHORT POSITIONS
(Proceeds: $2,383,996)		(2,384,243)
Other Assets, Less Liabilities—(2.67)%		(302,625,297)

NET ASSETS—100.00%		$11,350,906,167

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.11%
Clear Channel Outdoor Holdings Inc. Class A(a)	65,385	$679,350
Interpublic Group of Companies Inc. (The)(a)	769,777	5,680,954
Lamar Advertising Co. Class A(a)	93,082	2,893,919

		9,254,223
AEROSPACE & DEFENSE—1.75%
BE Aerospace Inc.(a)	79,105	1,858,967
Boeing Co. (The)	1,076,202	58,254,814
General Dynamics Corp.	505,128	34,434,576
L-3 Communications Holdings Inc.	187,896	16,337,557
Northrop Grumman Corp.	460,027	25,692,508
Raytheon Co.	146,801	7,563,188
Spirit AeroSystems Holdings Inc. Class A(a)	116,467	2,313,035
United Technologies Corp.	110,887	7,696,667

		154,151,312
AGRICULTURE—0.51%
Archer-Daniels-Midland Co.	453,606	14,202,404
Bunge Ltd.(b)	216,366	13,810,642
Lorillard Inc.	32,158	2,580,036
Reynolds American Inc.	271,611	14,387,235

		44,980,317
AIRLINES—0.11%
Southwest Airlines Co.	824,496	9,423,989

		9,423,989
APPAREL—0.11%
Phillips-Van Heusen Corp.	29,663	1,206,691
Polo Ralph Lauren Corp.	5,160	417,857
VF Corp.	110,961	8,126,784

		9,751,332
AUTO MANUFACTURERS—0.65%
Ford Motor Co.(a)	5,044,619	50,446,190
Oshkosh Corp.	144,642	5,356,093
PACCAR Inc.	44,425	1,611,295

		57,413,578
AUTO PARTS & EQUIPMENT—0.25%
Autoliv Inc.	137,108	5,945,003
BorgWarner Inc.	13,707	455,347
Federal Mogul Corp. Class A(a)	23,837	412,380

Johnson Controls Inc.	487,370	13,275,959
TRW Automotive Holdings Corp.(a)	70,354	1,680,054
WABCO Holdings Inc.	11,668	300,918

		22,069,661
BANKS—8.07%
Associated Banc-Corp	209,094	2,302,125
BancorpSouth Inc.	133,250	3,126,045
Bank of America Corp.	13,966,748	210,339,225
Bank of Hawaii Corp.	76,510	3,600,561
Bank of New York Mellon Corp. (The)	1,534,211	42,911,882
BB&T Corp.(b)	1,108,355	28,118,966
BOK Financial Corp.	21,949	1,043,016
CapitalSource Inc.	334,211	1,326,818
City National Corp.	68,677	3,131,671
Comerica Inc.	244,262	7,222,827
Commerce Bancshares Inc.	67,829	2,626,339
Cullen/Frost Bankers Inc.	83,084	4,154,200
Discover Financial Services	862,005	12,680,094
Fifth Third Bancorp	1,283,708	12,516,153
First Citizens BancShares Inc. Class A	9,866	1,618,123
First Horizon National Corp.(a)	356,262	4,773,911
Fulton Financial Corp.	279,815	2,439,987
Huntington Bancshares Inc.	1,149,141	4,194,365
KeyCorp	1,421,348	7,888,481
M&T Bank Corp.(b)	123,246	8,243,925
Marshall & Ilsley Corp.	850,185	4,633,508
PNC Financial Services Group Inc. (The)(c)	742,769	39,210,775
Popular Inc.	1,028,188	2,323,705
Regions Financial Corp.	1,871,315	9,899,256
State Street Corp.	372,214	16,206,198
SunTrust Banks Inc.	805,122	16,335,925
Synovus Financial Corp.	609,632	1,249,746
TCF Financial Corp.	207,930	2,832,007
U.S. Bancorp	3,063,348	68,955,963
Valley National Bancorp(b)	232,331	3,282,837
Wells Fargo & Co.	6,541,733	176,561,374
Whitney Holding Corp.	157,072	1,430,926
Wilmington Trust Corp.	113,955	1,406,205
Zions Bancorporation(b)	220,984	2,835,225

		711,422,364
BEVERAGES—0.89%
Brown-Forman Corp. Class B NVS	24,952	1,336,679
Coca-Cola Co. (The)	799,759	45,586,263
Coca-Cola Enterprises Inc.	75,951	1,610,161
Constellation Brands Inc. Class A(a)	305,512	4,866,806
Dr Pepper Snapple Group Inc.	410,979	11,630,706
Molson Coors Brewing Co. Class B NVS	194,507	8,783,936
Pepsi Bottling Group Inc.	46,124	1,729,650
PepsiAmericas Inc.	92,726	2,713,163

		78,257,364
BIOTECHNOLOGY—0.03%
Charles River Laboratories International Inc.(a)	36,309	1,223,250
Life Technologies Corp.(a)	32,671	1,706,406

		2,929,656

BUILDING MATERIALS—0.13%
Armstrong World Industries Inc.(a)	18,777	730,989
Martin Marietta Materials Inc.(b)	44,005	3,934,487
Masco Corp.	305,424	4,217,905
Owens Corning(a)	78,601	2,015,330
USG Corp.(a)(b)	66,796	938,484

		11,837,195
CHEMICALS—1.82%
Air Products and Chemicals Inc.	221,843	17,982,594
Airgas Inc.	131,328	6,251,213
Albemarle Corp.	138,493	5,036,990
Ashland Inc.	117,062	4,637,996
Cabot Corp.	104,255	2,734,609
CF Industries Holdings Inc.	13,457	1,221,626
Cytec Industries Inc.	77,196	2,811,478
Dow Chemical Co. (The)	1,796,104	49,626,354
E.I. du Pont de Nemours and Co.	975,827	32,856,095
Eastman Chemical Co.	117,350	7,069,164
FMC Corp.	17,768	990,744
Huntsman Corp.	264,756	2,989,095
International Flavors & Fragrances Inc.	7,023	288,926
Intrepid Potash Inc.(a)(b)	4,767	139,053
Lubrizol Corp.	14,077	1,026,917
PPG Industries Inc.	264,982	15,512,046
RPM International Inc.	99,526	2,023,364
Sherwin-Williams Co. (The)	23,499	1,448,713
Terra Industries Inc.	51,656	1,662,807
Valhi Inc.	6,166	86,139
Valspar Corp. (The)	160,986	4,369,160

		160,765,083
COAL—0.08%
Arch Coal Inc.	262,946	5,850,548
Massey Energy Co.	27,738	1,165,273

		7,015,821
COMMERCIAL SERVICES—0.65%
Career Education Corp.(a)	9,239	215,361
Convergys Corp.(a)(b)	139,533	1,499,980
Corrections Corp. of America(a)	163,382	4,011,028
Education Management Corp.(a)	13,786	303,430
Equifax Inc.	45,134	1,394,189
Hertz Global Holdings Inc.(a)(b)	299,802	3,573,640
Hillenbrand Inc.	62,068	1,169,361
Interactive Data Corp.	31,513	797,279
Manpower Inc.	126,515	6,905,189
McKesson Corp.	222,834	13,927,125
Monster Worldwide Inc.(a)(b)	85,293	1,484,098
Quanta Services Inc.(a)	339,555	7,076,326
R.R. Donnelley & Sons Co.	244,282	5,440,160
SAIC Inc.(a)	167,020	3,163,359
Service Corp. International	401,624	3,289,301
Verisk Analytics Inc. Class A(a)	39,875	1,207,415
Weight Watchers International Inc.	49,225	1,435,401

		56,892,642

COMPUTERS—1.63%
Affiliated Computer Services Inc. Class A(a)	57,294	3,419,879
Brocade Communications Systems Inc.(a)	439,685	3,354,797
Computer Sciences Corp.(a)	243,829	14,027,482
Diebold Inc.	13,429	382,055
DST Systems Inc.(a)	7,526	327,757
EMC Corp.(a)	2,911,685	50,867,137
Hewlett-Packard Co.	872,468	44,940,827
Lexmark International Inc. Class A(a)	124,698	3,239,654
SanDisk Corp.(a)	189,071	5,481,168
Seagate Technology	79,750	1,450,653
Sun Microsystems Inc.(a)	1,211,390	11,350,724
Synopsys Inc.(a)	88,141	1,963,781
Teradata Corp.(a)	52,363	1,645,769
Western Digital Corp.(a)	35,978	1,588,429

		144,040,112
COSMETICS & PERSONAL CARE—1.12%
Alberto-Culver Co.	20,822	609,876
Procter & Gamble Co. (The)	1,623,356	98,424,074

		99,033,950
DISTRIBUTION & WHOLESALE—0.25%
Central European Distribution Corp.(a)	99,333	2,822,051
Genuine Parts Co.	258,131	9,798,653
Ingram Micro Inc. Class A(a)	260,879	4,552,339
Tech Data Corp.(a)	80,311	3,747,311
WESCO International Inc.(a)	32,639	881,579

		21,801,933
DIVERSIFIED FINANCIAL SERVICES—8.02%
American Express Co.	1,338,247	54,225,768
AmeriCredit Corp.(a)	102,545	1,952,457
Ameriprise Financial Inc.	379,201	14,720,583
BlackRock Inc.(c)	33,813	7,851,379
Capital One Financial Corp.	523,490	20,070,607
Citigroup Inc.	24,518,841	81,157,364
CME Group Inc.	100,918	33,903,402
Federated Investors Inc. Class B	9,455	260,013
Franklin Resources Inc.	133,759	14,091,511
Goldman Sachs Group Inc. (The)	762,307	128,707,914
Interactive Brokers Group Inc. Class A(a)	66,236	1,173,702
Invesco Ltd.	617,107	14,495,843
Investment Technology Group Inc.(a)	64,916	1,278,845
Janus Capital Group Inc.	40,281	541,779
Jefferies Group Inc.(a)(b)	46,196	1,096,231
JPMorgan Chase & Co.	6,068,726	252,883,812
Legg Mason Inc.	257,244	7,758,479
Morgan Stanley	1,685,141	49,880,174
NASDAQ OMX Group Inc. (The)(a)	123,323	2,444,262
NYSE Euronext Inc.	312,710	7,911,563
Raymond James Financial Inc.	158,742	3,773,297
SLM Corp.(a)	590,375	6,653,526
Student Loan Corp. (The)	6,466	301,122

		707,133,633

ELECTRIC—6.13%
AES Corp. (The)(a)	211,438	2,814,240
Allegheny Energy Inc.	107,930	2,534,196
Alliant Energy Corp.	178,189	5,391,999
Ameren Corp.	380,614	10,638,161
American Electric Power Co. Inc.	769,625	26,775,254
Calpine Corp.(a)	244,513	2,689,643
CenterPoint Energy Inc.	100,709	1,461,288
CMS Energy Corp.	364,929	5,714,788
Consolidated Edison Inc.	442,938	20,122,673
Constellation Energy Group Inc.	46,382	1,631,255
Dominion Resources Inc.	952,365	37,066,046
DPL Inc.	162,608	4,487,981
DTE Energy Co.	265,283	11,563,686
Duke Energy Corp.	2,077,795	35,758,852
Dynegy Inc. Class A(a)	803,392	1,454,140
Edison International	525,564	18,279,116
Entergy Corp.	316,556	25,906,943
Exelon Corp.	970,916	47,448,665
FirstEnergy Corp.	492,070	22,856,652
FPL Group Inc.	576,272	30,438,687
Great Plains Energy Inc.	216,723	4,202,259
Hawaiian Electric Industries Inc.	148,531	3,104,298
Integrys Energy Group Inc.	95,753	4,020,668
MDU Resources Group Inc.	297,489	7,020,740
Mirant Corp.(a)	231,325	3,532,333
Northeast Utilities	283,523	7,312,058
NRG Energy Inc.(a)	425,206	10,039,114
NSTAR	172,480	6,347,264
NV Energy Inc.	213,638	2,644,838
OGE Energy Corp.	154,515	5,700,058
Pepco Holdings Inc.	354,908	5,980,200
PG&E Corp.	594,642	26,550,765
Pinnacle West Capital Corp.	163,099	5,966,161
Progress Energy Inc.	450,065	18,457,166
Public Service Enterprise Group Inc.	816,789	27,158,234
RRI Energy Inc.(a)	568,809	3,253,587
SCANA Corp.	197,258	7,432,681
Southern Co.	1,263,103	42,086,592
TECO Energy Inc.	343,019	5,563,768
Westar Energy Inc.	174,399	3,787,946
Wisconsin Energy Corp.	189,356	9,435,609
Xcel Energy Inc.	735,520	15,607,734

		540,238,338
ELECTRICAL COMPONENTS & EQUIPMENT—0.14%
A123 Systems Inc.(a)(b)	14,634	328,387
Energizer Holdings Inc.(a)	18,296	1,121,179
General Cable Corp.(a)(b)	84,963	2,499,611
Hubbell Inc. Class B	79,671	3,768,438
Molex Inc.	192,972	4,158,547

		11,876,162
ELECTRONICS—0.57%
Arrow Electronics Inc.(a)	111,841	3,311,612
Avnet Inc.(a)	161,311	4,865,140
AVX Corp.	62,574	792,813

Garmin Ltd.(b)	33,167	1,018,227
Itron Inc.(a)	4,392	296,767
Jabil Circuit Inc.	154,410	2,682,102
PerkinElmer Inc.	149,069	3,069,331
Thermo Fisher Scientific Inc.(a)	620,574	29,595,174
Thomas & Betts Corp.(a)	59,106	2,115,404
Vishay Intertechnology Inc.(a)	240,628	2,009,244

		49,755,814
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(a)	206,916	3,743,110

		3,743,110
ENGINEERING & CONSTRUCTION—0.12%
KBR Inc.	258,626	4,913,894
Shaw Group Inc. (The)(a)	25,381	729,704
URS Corp.(a)	116,704	5,195,662

		10,839,260
ENTERTAINMENT—0.13%
DreamWorks Animation SKG Inc. Class A(a)	116,500	4,654,175
International Game Technology	81,197	1,524,068
International Speedway Corp. Class A	49,258	1,401,390
Penn National Gaming Inc.(a)	106,706	2,900,269
Regal Entertainment Group Class A	63,485	916,723
Warner Music Group Corp.(a)	70,834	400,920

		11,797,545
ENVIRONMENTAL CONTROL—0.16%
Republic Services Inc.	356,096	10,081,078
Waste Connections Inc.(a)	34,667	1,155,798
Waste Management Inc.	80,595	2,724,917

		13,961,793
FOOD—2.11%
Campbell Soup Co.	101,185	3,420,053
ConAgra Foods Inc.	720,857	16,615,754
Corn Products International Inc.	119,120	3,481,878
Del Monte Foods Co.	316,604	3,590,289
Flowers Foods Inc.	21,525	511,434
General Mills Inc.	312,266	22,111,555
H.J. Heinz Co.	95,925	4,101,753
Hershey Co. (The)	103,244	3,695,103
Hormel Foods Corp.	100,863	3,878,182
J.M. Smucker Co. (The)	190,483	11,762,325
Kraft Foods Inc. Class A	2,377,515	64,620,858
Kroger Co. (The)	163,310	3,352,754
Ralcorp Holdings Inc.(a)	91,359	5,455,046
Safeway Inc.	687,460	14,636,023
Sara Lee Corp.	846,968	10,316,070
Smithfield Foods Inc.(a)(b)	208,054	3,160,340
SUPERVALU Inc.	343,071	4,360,432
Tyson Foods Inc. Class A	486,710	5,971,932
Whole Foods Market Inc.(a)(b)	28,548	783,643

		185,825,424

FOREST PRODUCTS & PAPER—0.62%
International Paper Co.	697,659	18,683,308
MeadWestvaco Corp.	276,136	7,905,774
Plum Creek Timber Co. Inc.(b)	168,962	6,380,005
Rayonier Inc.	68,920	2,905,667
Temple-Inland Inc.	172,587	3,643,312
Weyerhaeuser Co.	340,382	14,684,079

		54,202,145
GAS—0.62%
AGL Resources Inc.	124,136	4,527,240
Atmos Energy Corp.	147,905	4,348,407
Energen Corp.	115,581	5,409,191
NiSource Inc.	443,738	6,824,690
Sempra Energy	394,359	22,076,217
Southern Union Co.	178,497	4,051,882
UGI Corp.	172,664	4,176,742
Vectren Corp.	129,873	3,205,266

		54,619,635
HAND & MACHINE TOOLS—0.26%
Black & Decker Corp. (The)	96,890	6,281,379
Kennametal Inc.	131,648	3,412,316
Lincoln Electric Holdings Inc.	67,997	3,635,120
Snap-On Inc.	68,297	2,886,231
Stanley Works (The)(b)	127,575	6,571,388

		22,786,434
HEALTH CARE - PRODUCTS—1.38%
Boston Scientific Corp.(a)	1,562,761	14,064,849
CareFusion Corp.(a)	290,630	7,268,656
Cooper Companies Inc. (The)	73,045	2,784,475
Hill-Rom Holdings Inc.	61,544	1,476,441
Hologic Inc.(a)	373,315	5,413,068
Inverness Medical Innovations Inc.(a)	70,770	2,937,663
Johnson & Johnson	1,005,356	64,754,980
Kinetic Concepts Inc.(a)(b)	64,935	2,444,803
Zimmer Holdings Inc.(a)	347,209	20,523,524

		121,668,459
HEALTH CARE - SERVICES—1.68%
Aetna Inc.	566,154	17,947,082
Brookdale Senior Living Inc.(a)(b)	71,145	1,294,128
Community Health Systems Inc.(a)	75,252	2,678,971
Coventry Health Care Inc.(a)	171,346	4,161,994
Health Net Inc.(a)	166,879	3,886,612
Humana Inc.(a)	173,042	7,594,813
LifePoint Hospitals Inc.(a)	88,129	2,865,074
Lincare Holdings Inc.(a)	21,282	789,988
MEDNAX Inc.(a)	50,660	3,045,173
Tenet Healthcare Corp.(a)	252,494	1,360,943
UnitedHealth Group Inc.	1,920,280	58,530,134
Universal Health Services Inc. Class B	136,464	4,162,152
WellPoint Inc.(a)	687,381	40,067,438

		148,384,502

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	191,665	4,559,710

		4,559,710
HOME BUILDERS—0.30%
D.R. Horton Inc.	445,881	4,846,726
KB Home	115,930	1,585,922
Lennar Corp. Class A	240,357	3,069,359
M.D.C. Holdings Inc.	37,794	1,173,126
NVR Inc.(a)	7,731	5,494,499
Pulte Homes Inc.(a)	484,433	4,844,330
Thor Industries Inc.	27,907	876,280
Toll Brothers Inc.(a)	216,944	4,080,717

		25,970,959
HOME FURNISHINGS—0.13%
Harman International Industries Inc.	50,087	1,767,069
Whirlpool Corp.	119,476	9,636,934

		11,404,003
HOUSEHOLD PRODUCTS & WARES—0.31%
Avery Dennison Corp.	147,410	5,378,991
Clorox Co. (The)	25,720	1,568,920
Fortune Brands Inc.	243,194	10,505,981
Jarden Corp.	140,894	4,355,034
Kimberly-Clark Corp.	86,805	5,530,347

		27,339,273
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	374,829	5,626,183

		5,626,183
INSURANCE—4.70%
Alleghany Corp.(a)	8,993	2,482,068
Allied World Assurance Holdings Ltd.	79,274	3,652,153
Allstate Corp. (The)	865,822	26,009,293
American Financial Group Inc.	137,512	3,430,925
American International Group Inc.(a)(b)	121,512	3,642,930
American National Insurance Co.	25,736	3,073,908
Aon Corp.	446,134	17,104,778
Arch Capital Group Ltd.(a)(b)	78,855	5,642,075
Arthur J. Gallagher & Co.	12,002	270,165
Aspen Insurance Holdings Ltd.	131,205	3,339,167
Assurant Inc.	189,563	5,588,317
Axis Capital Holdings Ltd.	162,697	4,622,222
Brown & Brown Inc.	50,703	911,133
Chubb Corp.	568,399	27,953,863
CIGNA Corp.	411,679	14,519,918
Cincinnati Financial Corp.	233,745	6,133,469
CNA Financial Corp.(a)	23,749	569,976
Endurance Specialty Holdings Ltd.	53,602	1,995,602
Erie Indemnity Co. Class A	14,631	570,902
Everest Re Group Ltd.(b)	99,568	8,530,986
Fidelity National Financial Inc. Class A	322,487	4,340,675
First American Corp.	161,264	5,339,451
Genworth Financial Inc. Class A(a)	451,320	5,122,482
Hanover Insurance Group Inc. (The)	75,485	3,353,799
Hartford Financial Services Group Inc. (The)	618,159	14,378,378
HCC Insurance Holdings Inc.	180,609	5,051,634

Lincoln National Corp.	337,787	8,404,141
Loews Corp.	528,953	19,227,442
Markel Corp.(a)	15,809	5,375,060
Marsh & McLennan Companies Inc.	780,203	17,226,882
MBIA Inc.(a)(b)	215,954	859,497
Mercury General Corp.	42,824	1,681,270
MetLife Inc.	931,537	32,929,833
Old Republic International Corp.	390,969	3,925,329
OneBeacon Insurance Group Ltd.(b)	40,723	561,163
PartnerRe Ltd.	114,584	8,554,841
Progressive Corp. (The)(a)	985,937	17,737,007
Protective Life Corp.	138,225	2,287,624
Prudential Financial Inc.	357,702	17,799,252
Reinsurance Group of America Inc.	107,996	5,146,009
RenaissanceRe Holdings Ltd.	100,519	5,342,585
StanCorp Financial Group Inc.	79,465	3,180,189
Torchmark Corp.	133,560	5,869,962
Transatlantic Holdings Inc.	44,620	2,325,148
Travelers Companies Inc. (The)	882,006	43,976,819
Unitrin Inc.	69,476	1,531,946
Unum Group	536,263	10,467,854
Validus Holdings Ltd.	130,716	3,521,489
W.R. Berkley Corp.	147,465	3,633,538
Wesco Financial Corp.	2,458	843,094
White Mountains Insurance Group Ltd.	12,701	4,225,115
XL Capital Ltd. Class A	551,032	10,100,417

		414,363,775
INTERNET—0.59%
AOL Inc.(a)	176,707	4,113,739
eBay Inc.(a)	1,384,318	32,586,846
Expedia Inc.(a)	27,099	696,715
IAC/InterActiveCorp(a)	86,833	1,778,340
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	964,314	10,453,164
Yahoo! Inc.(a)	126,173	2,117,183

		51,745,987
IRON & STEEL—0.78%
AK Steel Holding Corp.	175,408	3,744,961
Allegheny Technologies Inc.	158,102	7,078,227
Carpenter Technology Corp.	71,109	1,916,388
Cliffs Natural Resources Inc.	190,999	8,803,144
Nucor Corp.	507,279	23,664,565
Reliance Steel & Aluminum Co.	101,138	4,371,184
Schnitzer Steel Industries Inc. Class A	7,351	350,643
Steel Dynamics Inc.	348,131	6,168,881
United States Steel Corp.	230,499	12,705,105

		68,803,098
LEISURE TIME—0.29%
Carnival Corp.(a)	387,327	12,274,393
Harley-Davidson Inc.(b)	379,270	9,557,604
Royal Caribbean Cruises Ltd.(a)(b)	145,294	3,673,032

		25,505,029

LODGING—0.36%
Boyd Gaming Corp.(a)(b)	85,919	719,142
Choice Hotels International Inc.	33,798	1,070,045
Hyatt Hotels Corp. Class A(a)	26,848	800,339
Las Vegas Sands Corp.(a)	118,545	1,771,062
Marriott International Inc. Class A	255,841	6,971,667
MGM MIRAGE(a)(b)	171,542	1,564,463
Starwood Hotels & Resorts Worldwide Inc.	252,153	9,221,235
Wyndham Worldwide Corp.	161,972	3,266,975
Wynn Resorts Ltd.(b)	107,922	6,284,298

		31,669,226
MACHINERY—1.12%
AGCO Corp.(a)	148,615	4,806,207
Bucyrus International Inc.	93,465	5,268,622
Caterpillar Inc.	485,689	27,679,416
Cummins Inc.	218,764	10,032,517
Deere & Co.	513,093	27,753,200
Gardner Denver Inc.	83,025	3,532,714
Graco Inc.	53,114	1,517,467
IDEX Corp.	54,041	1,683,377
Joy Global Inc.	20,485	1,056,821
Manitowoc Co. Inc. (The)	212,616	2,119,782
Rockwell Automation Inc.	206,675	9,709,592
Terex Corp.(a)	171,677	3,400,921
Zebra Technologies Corp. Class A(a)	7,364	208,843

		98,769,479
MANUFACTURING—4.37%
AptarGroup Inc.	108,636	3,882,651
Carlisle Companies Inc.	73,058	2,502,967
Crane Co.	39,274	1,202,570
Danaher Corp.	158,206	11,897,091
Dover Corp.	86,812	3,612,247
Eaton Corp.	266,923	16,981,641
General Electric Co.	17,095,651	258,657,200
Harsco Corp.	35,384	1,140,426
Illinois Tool Works Inc.	724,633	34,775,138
ITT Corp.	264,680	13,165,183
Leggett & Platt Inc.	97,157	1,982,003
Parker Hannifin Corp.	259,835	13,999,910
Pentair Inc.	113,801	3,675,772
Roper Industries Inc.	20,963	1,097,832
SPX Corp.	78,832	4,312,110
Teleflex Inc.	37,445	2,017,911
Textron Inc.(b)	437,096	8,221,776
Trinity Industries Inc.	128,495	2,240,953

		385,365,381
MEDIA—4.76%
Cablevision NY Group Class A	379,862	9,808,037
CBS Corp. Class B NVS	977,711	13,736,840
Central European Media Enterprises Ltd. Class A(a)(b)	55,981	1,321,711
Comcast Corp. Class A	4,292,754	72,375,832
DIRECTV Class A(a)	836,706	27,904,145
Discovery Communications Inc. Series C(a)	32,315	856,994
DISH Network Corp. Class A	324,293	6,735,566
Gannett Co. Inc.(b)	374,245	5,557,538
Liberty Global Inc. Series A(a)	431,100	9,445,401

Liberty Media Corp. - Liberty Capital Group Series A(a)	128,032	3,057,404
Liberty Media Corp. - Liberty Starz Group Series A(a)	84,243	3,887,814
Meredith Corp.	55,532	1,713,162
New York Times Co. (The) Class A(a)(b)	158,485	1,958,875
News Corp. Class A NVS	3,675,423	50,316,541
Scripps Networks Interactive Inc. Class A	58,140	2,412,810
Time Warner Cable Inc.	568,749	23,540,521
Time Warner Inc.	1,931,489	56,283,589
Viacom Inc. Class B NVS(a)	876,176	26,048,712
Walt Disney Co. (The)	3,055,468	98,538,843
Washington Post Co. (The) Class B	9,882	4,344,127

		419,844,462
METAL FABRICATE & HARDWARE—0.07%
Commercial Metals Co.	180,555	2,825,686
Timken Co. (The)	155,178	3,679,270

		6,504,956
MINING—0.60%
Alcoa Inc.	846,840	13,651,061
Compass Minerals International Inc.	24,669	1,657,510
Freeport-McMoRan Copper & Gold Inc.(a)	261,206	20,972,230
Royal Gold Inc.	42,053	1,980,696
Southern Copper Corp.	75,898	2,497,803
Titanium Metals Corp.(a)	138,906	1,739,103
Vulcan Materials Co.(b)	202,346	10,657,564

		53,155,967
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.	334,178	7,605,891
Xerox Corp.	1,400,373	11,847,156

		19,453,047
OIL & GAS—15.63%
Anadarko Petroleum Corp.	805,869	50,302,343
Apache Corp.	541,095	55,824,771
Atwood Oceanics Inc.(a)	13,143	471,177
Cabot Oil & Gas Corp.	167,390	7,296,530
Chesapeake Energy Corp.	1,010,795	26,159,375
Chevron Corp.	3,236,312	249,163,661
Cimarex Energy Co.	134,381	7,118,162
Comstock Resources Inc.(a)	69,582	2,822,942
Concho Resources Inc.(a)	122,554	5,502,675
ConocoPhillips	2,391,785	122,148,460
Continental Resources Inc.(a)	25,832	1,107,934
Denbury Resources Inc.(a)(b)	402,421	5,955,831
Devon Energy Corp.	716,610	52,670,835
Encore Acquisition Co.(a)	89,365	4,291,307
EOG Resources Inc.	404,038	39,312,897
EXCO Resources Inc.	26,195	556,120
Exxon Mobil Corp.	5,845,285	398,589,984
Forest Oil Corp.(a)	114,975	2,558,194
Frontier Oil Corp.	36,344	437,582
Helmerich & Payne Inc.	116,405	4,642,231
Hess Corp.	468,801	28,362,461
Marathon Oil Corp.	1,142,551	35,670,442

Mariner Energy Inc.(a)	15,909	184,703
Murphy Oil Corp.	307,456	16,664,115
Nabors Industries Ltd.(a)(b)	457,911	10,023,672
Newfield Exploration Co.(a)	214,523	10,346,444
Noble Energy Inc.	279,815	19,928,424
Occidental Petroleum Corp.	1,308,577	106,452,739
Patterson-UTI Energy Inc.	213,918	3,283,641
Pioneer Natural Resources Co.	183,953	8,861,016
Plains Exploration & Production Co.(a)	103,449	2,861,399
Pride International Inc.(a)	148,480	4,737,997
Range Resources Corp.	216,053	10,770,242
Rowan Companies Inc.(a)	148,737	3,367,406
SandRidge Energy Inc.(a)(b)	202,968	1,913,988
Seahawk Drilling Inc.(a)	9,846	221,929
St. Mary Land & Exploration Co.	76,834	2,630,796
Sunoco Inc.	187,373	4,890,435
Tesoro Corp.(b)	134,502	1,822,502
Unit Corp.(a)	66,560	2,828,800
Valero Energy Corp.	908,385	15,215,449
Whiting Petroleum Corp.(a)	81,927	5,853,684
XTO Energy Inc.	935,821	43,543,751

		1,377,369,046
OIL & GAS SERVICES—2.19%
Baker Hughes Inc.(b)	500,216	20,248,744
BJ Services Co.	472,452	8,787,607
Cameron International Corp.(a)	31,170	1,302,906
Exterran Holdings Inc.(a)	54,972	1,179,149
Halliburton Co.	1,448,220	43,576,940
Helix Energy Solutions Group Inc.(a)	167,427	1,967,267
National Oilwell Varco Inc.	675,011	29,761,235
Oil States International Inc.(a)	80,742	3,172,353
Schlumberger Ltd.	1,054,558	68,641,180
SEACOR Holdings Inc.(a)	32,951	2,512,514
Smith International Inc.	162,626	4,418,548
Superior Energy Services Inc.(a)	127,405	3,094,667
Tidewater Inc.	82,871	3,973,664

		192,636,774
PACKAGING & CONTAINERS—0.31%
Ball Corp.	52,310	2,704,427
Bemis Co. Inc.	174,895	5,185,637
Greif Inc. Class A	54,283	2,930,196
Owens-Illinois Inc.(a)	51,063	1,678,441
Packaging Corp. of America	150,633	3,466,065
Pactiv Corp.(a)	39,163	945,395
Sealed Air Corp.	255,441	5,583,940
Sonoco Products Co.	160,564	4,696,497

		27,190,598
PHARMACEUTICALS—5.34%
AmerisourceBergen Corp.	61,379	1,600,151
Bristol-Myers Squibb Co.	1,231,656	31,099,314
Cardinal Health Inc.	580,746	18,723,251
Eli Lilly and Co.	778,720	27,808,091
Endo Pharmaceuticals Holdings Inc.(a)	187,342	3,842,384
Forest Laboratories Inc.(a)	486,866	15,633,267

King Pharmaceuticals Inc.(a)	398,356	4,887,828
Mead Johnson Nutrition Co. Class A	165,712	7,241,614
Merck & Co. Inc.	3,017,896	110,273,920
Mylan Inc.(a)(b)	142,263	2,621,907
NBTY Inc.(a)	27,177	1,183,287
Omnicare Inc.	109,091	2,637,820
Pfizer Inc.	13,014,410	236,732,118
Watson Pharmaceuticals Inc.(a)	170,200	6,741,622

		471,026,574
PIPELINES—0.84%
El Paso Corp.	819,441	8,055,105
National Fuel Gas Co.	114,028	5,701,400
ONEOK Inc.	170,056	7,579,396
Questar Corp.	281,733	11,711,641
Spectra Energy Corp.	1,041,128	21,353,535
Williams Companies Inc. (The)	936,393	19,739,164

		74,140,241
REAL ESTATE—0.07%
Forest City Enterprises Inc. Class A(a)(b)	178,853	2,106,888
Jones Lang LaSalle Inc.	67,591	4,082,496

		6,189,384
REAL ESTATE INVESTMENT TRUSTS—2.79%
Alexandria Real Estate Equities Inc.	56,347	3,622,549
AMB Property Corp.	235,876	6,026,632
Annaly Capital Management Inc.	877,518	15,224,937
Apartment Investment and Management Co. Class A	190,666	3,035,403
AvalonBay Communities Inc.	128,963	10,589,152
Boston Properties Inc.	223,242	14,972,841
Brandywine Realty Trust	209,919	2,393,077
BRE Properties Inc. Class A	81,954	2,711,038
Camden Property Trust	106,859	4,527,616
Chimera Investment Corp.	1,076,120	4,175,346
Corporate Office Properties Trust	91,951	3,368,165
Douglas Emmett Inc.	190,110	2,709,068
Duke Realty Corp.	358,255	4,359,963
Equity Residential	440,868	14,892,521
Essex Property Trust Inc.	45,004	3,764,585
Federal Realty Investment Trust	82,753	5,604,033
HCP Inc.	290,222	8,863,380
Health Care REIT Inc.	95,859	4,248,471
Hospitality Properties Trust	197,566	4,684,290
Host Hotels & Resorts Inc.(a)	990,233	11,556,019
HRPT Properties Trust	361,097	2,336,298
Kimco Realty Corp.	607,404	8,218,176
Liberty Property Trust	180,704	5,784,335
Macerich Co. (The)	156,242	5,616,900
Mack-Cali Realty Corp.	124,700	4,310,879
Nationwide Health Properties Inc.	41,878	1,473,268
ProLogis	762,054	10,432,519
Realty Income Corp.(b)	167,699	4,345,081
Regency Centers Corp.	145,278	5,093,447
Senior Housing Properties Trust	204,320	4,468,478
Simon Property Group Inc.	223,464	17,832,427
SL Green Realty Corp.	123,772	6,218,305

Taubman Centers Inc.	84,595	3,037,806
UDR Inc.	240,282	3,950,236
Ventas Inc.	253,433	11,085,159
Vornado Realty Trust	248,328	17,368,060
Weingarten Realty Investors	167,175	3,308,393

		246,208,853
RETAIL—2.62%
Abercrombie & Fitch Co. Class A	72,253	2,518,017
AutoNation Inc.(a)(b)	107,731	2,063,049
Barnes & Noble Inc.(b)	48,295	920,986
Big Lots Inc.(a)	119,721	3,469,515
BJ’s Wholesale Club Inc.(a)(b)	73,960	2,419,232
CarMax Inc.(a)	104,399	2,531,676
Chico’s FAS Inc.(a)	17,486	245,678
CVS Caremark Corp.	1,633,431	52,612,813
Dollar General Corp.(a)	18,123	406,499
Foot Locker Inc.	142,359	1,585,879
GameStop Corp. Class A(a)	32,440	711,734
Gap Inc. (The)	91,683	1,920,759
Home Depot Inc. (The)	2,554,831	73,911,261
J.C. Penney Co. Inc.	359,897	9,576,859
Kohl’s Corp.(a)	31,444	1,695,775
Limited Brands Inc.	141,559	2,723,595
Lowe’s Companies Inc.	1,629,943	38,124,367
Macy’s Inc.	680,506	11,405,281
Office Depot Inc.(a)	366,082	2,361,229
Penske Automotive Group Inc.(a)(b)	39,790	604,012
RadioShack Corp.	174,247	3,397,817
Rite Aid Corp.(a)(b)	941,319	1,421,392
Sears Holdings Corp.(a)(b)	80,316	6,702,370
Signet Jewelers Ltd.(a)	136,626	3,650,647
Tiffany & Co.	16,803	722,529
Wendy’s/Arby’s Group Inc. Class A	357,727	1,677,740
Williams-Sonoma Inc.	92,245	1,916,851

		231,297,562
SAVINGS & LOANS—0.38%
First Niagara Financial Group Inc.	304,818	4,240,018
Hudson City Bancorp Inc.	335,267	4,603,216
New York Community Bancorp Inc.	681,191	9,884,081
People’s United Financial Inc.	559,181	9,338,323
TFS Financial Corp.	120,117	1,458,220
Washington Federal Inc.	180,569	3,492,204

		33,016,062
SEMICONDUCTORS—1.73%
Advanced Micro Devices Inc.(a)	423,392	4,098,435
Applied Materials Inc.	2,145,926	29,914,208
Atmel Corp.(a)	718,700	3,313,207
Cypress Semiconductor Corp.(a)	20,797	219,616
Fairchild Semiconductor International Inc.(a)	199,496	1,992,965
Integrated Device Technology Inc.(a)	212,281	1,373,458
Intel Corp.	3,453,185	70,444,974
International Rectifier Corp.(a)	65,380	1,446,206
Intersil Corp. Class A	100,787	1,546,073
KLA-Tencor Corp.	275,064	9,946,314

LSI Corp.(a)	1,046,545	6,289,735
Marvell Technology Group Ltd.(a)	83,915	1,741,236
Maxim Integrated Products Inc.	80,093	1,625,888
Microchip Technology Inc.	26,171	760,529
Micron Technology Inc.(a)	1,129,228	11,924,648
Novellus Systems Inc.(a)	63,264	1,476,582
PMC-Sierra Inc.(a)	363,985	3,152,110
Rovi Corp.(a)	50,859	1,620,876

		152,887,060
SOFTWARE—0.32%
Activision Blizzard Inc.(a)	374,618	4,162,006
Autodesk Inc.(a)	120,329	3,057,560
Broadridge Financial Solutions Inc.	86,777	1,957,689
CA Inc.	143,455	3,221,999
Compuware Corp.(a)	395,922	2,862,516
Emdeon Inc. Class A(a)	11,112	169,458
Fidelity National Information Services Inc.	203,770	4,776,369
IMS Health Inc.	225,850	4,756,401
Novell Inc.(a)	307,646	1,276,731
Nuance Communications Inc.(a)	31,928	496,161
Total System Services Inc.	73,611	1,271,262

		28,008,152
TELECOMMUNICATIONS—6.40%
Amdocs Ltd.(a)	268,367	7,656,511
AT&T Inc.	9,524,886	266,982,555
CenturyTel Inc.	478,896	17,340,824
Ciena Corp.(a)(b)	131,882	1,429,601
Clearwire Corp. Class A(a)(b)	104,399	705,737
CommScope Inc.(a)	151,453	4,018,048
Corning Inc.	366,689	7,080,765
Crown Castle International Corp.(a)	301,790	11,781,882
EchoStar Corp. Class A(a)	60,854	1,225,600
Frontier Communications Corp.	289,201	2,258,660
Harris Corp.	46,868	2,228,573
JDS Uniphase Corp.(a)	162,065	1,337,036
Leap Wireless International Inc.(a)(b)	22,389	392,927
Level 3 Communications Inc.(a)	2,609,762	3,992,936
Motorola Inc.(a)	3,463,747	26,878,677
NII Holdings Inc.(a)	253,401	8,509,206
Qwest Communications International Inc.	2,384,377	10,038,227
Sprint Nextel Corp.(a)	4,598,237	16,829,547
Telephone and Data Systems Inc.	145,977	4,951,540
Tellabs Inc.(a)	635,607	3,610,248
United States Cellular Corp.(a)	25,339	1,074,627
Verizon Communications Inc.	4,585,759	151,926,196
Virgin Media Inc.	465,308	7,831,134
Windstream Corp.	394,556	4,336,170

		564,417,227
TEXTILES—0.10%
Cintas Corp.	173,373	4,516,367
Mohawk Industries Inc.(a)	89,364	4,253,726

		8,770,093

TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	82,730	2,652,324
Mattel Inc.	131,325	2,623,874

		5,276,198
TRANSPORTATION—2.09%
Alexander & Baldwin Inc.	66,297	2,269,346
Burlington Northern Santa Fe Corp.	424,262	41,840,718
Con-way Inc.	53,077	1,852,918
CSX Corp.	631,929	30,642,237
FedEx Corp.	502,633	41,944,724
Frontline Ltd.(b)	84,220	2,300,890
Kansas City Southern Industries Inc.(a)	81,516	2,713,668
Kirby Corp.(a)(b)	69,912	2,435,035
Norfolk Southern Corp.	515,473	27,021,095
Overseas Shipholding Group Inc.	37,856	1,663,771
Ryder System Inc.	89,540	3,686,362
Teekay Corp.	38,682	897,809
Union Pacific Corp.	381,640	24,386,796
UTi Worldwide Inc.	9,836	140,852

		183,796,221
TRUCKING & LEASING—0.01%
GATX Corp.	43,991	1,264,741

		1,264,741
WATER—0.07%
American Water Works Co. Inc.	89,910	2,014,883
Aqua America Inc.	217,787	3,813,450

		5,828,333

TOTAL COMMON STOCKS
(Cost: $10,023,067,721)		8,797,276,440

Security	Shares	Value

RIGHTS—0.00%

TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	103,515	41,406

		41,406

TOTAL RIGHTS
(Cost: $0)		41,406

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.92%

MONEY MARKET FUNDS—1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	138,797,357	138,797,357
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	22,575,075	22,575,075
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	8,092,475	8,092,475

		169,464,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,464,907)		169,464,907

TOTAL INVESTMENTS IN SECURITIES—101.72%
(Cost: $10,192,532,628)		8,966,782,753
Other Assets, Less Liabilities—(1.72)%		(151,466,879)

NET ASSETS—100.00%		$8,815,315,874

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.14%
APAC Customer Services Inc.(a)(b)	353,874	$2,109,089
Gaiam Inc. Class A(a)	225,216	1,731,911
Harte-Hanks Inc.	522,699	5,634,695
inVentiv Health Inc.(a)	462,536	7,479,207
Marchex Inc. Class B	274,763	1,395,796

		18,350,698
AEROSPACE & DEFENSE—1.18%
AAR Corp.(a)	535,081	12,296,161
AeroVironment Inc.(a)	183,617	5,339,582
Argon ST Inc.(a)	187,451	4,071,436
Curtiss-Wright Corp.	625,157	19,579,917
Ducommun Inc.	145,295	2,718,469
Esterline Technologies Corp.(a)	410,472	16,734,943
GenCorp Inc.(a)	695,785	4,870,495
HEICO Corp.	319,375	14,157,894
Herley Industries Inc.(a)	187,920	2,610,209
Kaman Corp.	354,536	8,186,236
LMI Aerospace Inc.(a)	119,665	1,591,544
Moog Inc. Class A(a)	626,226	18,304,586
Orbital Sciences Corp.(a)	780,165	11,905,318
Teledyne Technologies Inc.(a)	498,087	19,106,617
Triumph Group Inc.	230,425	11,118,006

		152,591,413
AGRICULTURE—0.36%
AgFeed Industries Inc.(a)(b)	383,416	1,917,080
Alico Inc.	49,735	1,415,458
Alliance One International Inc.(a)	1,229,896	6,001,892
Andersons Inc. (The)	251,556	6,495,176
Cadiz Inc.(a)(b)	176,995	2,118,630
Griffin Land & Nurseries Inc.	45,672	1,330,425
Tejon Ranch Co.(a)	150,531	4,398,516
Universal Corp.	345,692	15,767,012
Vector Group Ltd.(b)	536,827	7,515,578

		46,959,767
AIRLINES—0.91%
AirTran Holdings Inc.(a)	1,860,901	9,713,903
Alaska Air Group Inc.(a)	503,110	17,387,482
Allegiant Travel Co.(a)(b)	212,142	10,006,738
Hawaiian Holdings Inc.(a)	713,050	4,991,350
JetBlue Airways Corp.(a)	3,501,652	19,084,003
Republic Airways Holdings Inc.(a)	478,267	3,534,393
SkyWest Inc.	769,275	13,016,133
UAL Corp.(a)(b)	2,308,975	29,808,867
US Airways Group Inc.(a)(b)	2,227,110	10,779,212

		118,322,081

APPAREL—1.75%
American Apparel Inc.(a)(b)	453,832	1,406,879
Carter’s Inc.(a)	783,719	20,572,624
Cherokee Inc.	105,877	1,886,728
Columbia Sportswear Co.	158,814	6,200,099
Crocs Inc.(a)(b)	1,158,382	6,660,696
Deckers Outdoor Corp.(a)(b)	181,270	18,438,784
G-III Apparel Group Ltd.(a)	180,057	3,901,835
Gymboree Corp.(a)(b)	403,498	17,548,128
Iconix Brand Group Inc.(a)	985,862	12,471,154
Jones Apparel Group Inc.	1,180,562	18,959,826
K-Swiss Inc. Class A(a)	363,515	3,613,339
Liz Claiborne Inc.(a)(b)	1,314,469	7,400,460
Maidenform Brands Inc.(a)	261,747	4,368,557
Oxford Industries Inc.	174,405	3,606,695
Perry Ellis International Inc.(a)	130,264	1,961,776
Quiksilver Inc.(a)	1,779,275	3,594,135
SKECHERS U.S.A. Inc. Class A(a)	457,993	13,469,574
Steven Madden Ltd.(a)	216,267	8,918,851
Timberland Co. Class A(a)	602,173	10,796,962
True Religion Apparel Inc.(a)(b)	350,309	6,477,213
Unifi Inc.(a)	620,513	2,407,590
Volcom Inc.(a)(b)	261,798	4,382,499
Warnaco Group Inc. (The)(a)	632,868	26,700,701
Weyco Group Inc.	97,021	2,293,576
Wolverine World Wide Inc.	679,878	18,506,279

		226,544,960
AUTO MANUFACTURERS—0.04%
Force Protection Inc.(a)	966,630	5,036,142

		5,036,142
AUTO PARTS & EQUIPMENT—0.92%
American Axle & Manufacturing Holdings Inc.(a)	596,334	4,782,599
Amerigon Inc. Class A(a)	297,198	2,359,752
ArvinMeritor Inc.(a)	1,023,038	11,437,565
ATC Technology Corp.(a)	273,338	6,519,111
China Automotive Systems Inc.(a)(b)	60,220	1,126,716
Cooper Tire & Rubber Co.	815,001	16,340,770
Dana Holding Corp.(a)	1,925,338	20,870,664
Dorman Products Inc.(a)	157,816	2,471,399
Exide Technologies Inc.(a)	693,409	4,930,138
Fuel Systems Solutions Inc.(a)(b)	189,384	7,810,196
Miller Industries Inc.(a)	140,633	1,596,185
Modine Manufacturing Co.(a)	647,022	7,660,740
Spartan Motors Inc.	451,241	2,540,487
Standard Motor Products Inc.(a)	253,245	2,157,647
Superior Industries International Inc.	319,525	4,888,732
Tenneco Inc.(a)	820,572	14,548,742
Titan International Inc.	486,187	3,942,977
Wonder Auto Technology Inc.(a)	248,257	2,919,502

		118,903,922
BANKS—5.82%
Alliance Financial Corp.	57,298	1,555,641
American National Bankshares Inc.	84,435	1,849,126
Ameris Bancorp	192,870	1,380,949
Ames National Corp.	91,287	1,927,069
Arrow Financial Corp.	129,975	3,249,375
Auburn National Bancorporation Inc.	32,742	644,690
BancFirst Corp.	90,179	3,340,230

Banco Latinoamericano de Comercio Exterior SA Class E	378,475	5,260,802
Bancorp Inc. (The)(a)	278,256	1,908,836
Bancorp Rhode Island Inc.	50,901	1,307,138
Bank Mutual Corp.	647,578	4,481,240
Bank of Kentucky Financial Corp. (The)	43,077	808,986
Bank of Marin Bancorp	71,621	2,331,980
Bank of the Ozarks Inc.	179,989	5,268,278
Banner Corp.(b)	237,283	635,918
Bar Harbor Bankshares	40,119	1,101,267
Boston Private Financial Holdings Inc.	936,921	5,406,034
Bridge Bancorp Inc.(b)	86,786	2,086,335
Bryn Mawr Bank Corp.	97,002	1,463,760
Camden National Corp.	106,083	3,468,914
Capital City Bank Group Inc.(b)	165,564	2,291,406
Cardinal Financial Corp.	393,047	3,435,231
Cass Information Systems Inc.	113,708	3,456,723
Cathay General Bancorp(b)	855,440	6,458,572
Center Bancorp Inc.	153,764	1,371,575
Centerstate Banks Inc.	258,065	2,603,876
Central Pacific Financial Corp.(a)(b)	405,141	530,735
Century Bancorp Inc. Class A	49,083	1,081,298
Chemical Financial Corp.(b)	293,966	6,931,718
Citizens & Northern Corp.	169,064	1,612,871
Citizens Holding Co.	55,490	1,242,421
Citizens Republic Bancorp Inc.(a)	5,477,885	3,779,741
City Holding Co.	220,680	7,134,584
CNB Financial Corp.(b)	120,627	1,928,826
CoBiz Financial Inc.	408,433	1,940,057
Columbia Banking System Inc.	388,183	6,280,801
Community Bank System Inc.	452,797	8,743,510
Community Trust Bancorp Inc.	209,186	5,114,598
CVB Financial Corp.(b)	1,174,089	10,144,129
Eagle Bancorp Inc.(a)	209,915	2,197,810
East West Bancorp Inc.	1,266,921	20,017,352
Enterprise Bancorp Inc.(b)	70,491	771,876
Enterprise Financial Services Corp.	158,830	1,224,579
F.N.B. Corp.	1,576,029	10,701,237
Farmers Capital Bank Corp.	89,691	916,642
Financial Institutions Inc.	150,938	1,778,050
First Bancorp (North Carolina)	204,525	2,857,214
First BanCorp (Puerto Rico)(b)	1,116,138	2,567,117
First Bancorp Inc. (The) (Maine)	121,619	1,875,365
First Busey Corp.(b)	668,567	2,600,726
First California Financial Group Inc.(a)	80,460	220,460
First Commonwealth Financial Corp.	1,175,364	5,465,443
First Community Bancshares Inc.	195,646	2,357,534
First Financial Bancorp	711,248	10,355,771
First Financial Bankshares Inc.	287,709	15,602,459
First Financial Corp.	163,777	4,998,474
First Financial Service Corp.	56,411	511,084
First Merchants Corp.	293,475	1,743,241
First Midwest Bancorp Inc.	757,715	8,251,516
First of Long Island Corp. (The)	75,473	1,905,693
1st Source Corp.	209,332	3,368,152
First South Bancorp Inc.(b)	114,440	1,178,732
FirstMerit Corp.	1,141,120	22,982,157
German American Bancorp Inc.	154,630	2,512,737
Glacier Bancorp Inc.	850,626	11,670,589
Great Southern Bancorp Inc.(b)	139,457	2,978,802
Guaranty Bancorp(a)	733,265	967,910
Hampton Roads Bankshares Inc.(b)	252,663	437,107
Hancock Holding Co.	390,858	17,115,672

Harleysville National Corp.	598,483	3,854,231
Heartland Financial USA Inc.(b)	182,862	2,624,070
Heritage Financial Corp.	127,161	1,752,279
Home Bancshares Inc.	242,034	5,825,758
IBERIABANK Corp.	284,330	15,299,797
Independent Bank Corp. (Massachusetts)	289,032	6,037,878
International Bancshares Corp.(b)	720,904	13,646,713
K-Fed Bancorp(b)	55,148	484,751
Lakeland Bancorp Inc.	285,659	1,825,361
Lakeland Financial Corp.	219,370	3,784,132
MainSource Financial Group Inc.	281,301	1,344,619
MB Financial Inc.	694,042	13,686,508
Merchants Bancshares Inc.	66,763	1,511,514
Metro Bancorp Inc.(a)	133,896	1,683,073
MidSouth Bancorp Inc.	64,608	898,051
Nara Bancorp Inc.(a)	456,169	5,172,956
National Bankshares Inc.(b)	96,027	2,716,604
National Penn Bancshares Inc.	1,747,730	10,119,357
NBT Bancorp Inc.	473,734	9,649,962
Northfield Bancorp Inc.	268,832	3,634,609
Northrim BanCorp Inc.	88,501	1,493,897
Norwood Financial Corp.	25,807	737,822
Ohio Valley Banc Corp.(b)	55,652	1,226,014
Old National Bancorp	1,205,259	14,981,369
Old Point Financial Corp.	27,648	429,926
Old Second Bancorp Inc.(b)	148,801	1,025,239
Oriental Financial Group Inc.	336,373	3,632,828
Orrstown Financial Services Inc.	71,509	2,494,234
Pacific Capital Bancorp(b)	656,307	630,055
Pacific Continental Corp.	253,969	2,905,405
PacWest Bancorp	368,458	7,424,429
Park National Corp.(b)	152,013	8,950,525
Peapack-Gladstone Financial Corp.	121,731	1,543,549
Penns Woods Bancorp Inc.(b)	53,550	1,737,162
Peoples Bancorp Inc.	146,039	1,413,658
Peoples Financial Corp.	52,913	1,075,192
Pinnacle Financial Partners Inc.(a)(b)	455,147	6,472,190
Porter Bancorp Inc.	38,811	583,717
PremierWest Bancorp(b)	303,114	430,422
PrivateBancorp Inc.	732,701	6,572,328
Prosperity Bancshares Inc.	637,268	25,790,236
Renasant Corp.	292,565	3,978,884
Republic Bancorp Inc. Class A	130,347	2,685,148
Republic First Bancorp Inc.(a)	99,734	425,864
S&T Bancorp Inc.(b)	325,265	5,532,758
S.Y. Bancorp Inc.	158,895	3,392,408
Sandy Spring Bancorp Inc.	228,889	2,034,823
Santander BanCorp(a)	61,340	753,255
SCBT Financial Corp.	175,367	4,855,912
Shore Bancshares Inc.	117,394	1,697,517
Sierra Bancorp(b)	122,108	931,684
Signature Bank(a)	561,252	17,903,939
Simmons First National Corp. Class A	230,971	6,420,994
Smithtown Bancorp Inc.	203,797	1,212,592
South Financial Group Inc. (The)	2,999,349	1,933,680
Southside Bancshares Inc.	182,760	3,585,751
Southwest Bancorp Inc.	203,691	1,413,616
State Bancorp Inc.	203,814	1,449,118
Stellar One Corp.	315,362	3,141,006
Sterling Bancorp	251,630	1,796,638
Sterling Bancshares Inc.	1,138,431	5,840,151
Sterling Financial Corp.(a)(b)	749,006	464,384
Suffolk Bancorp	133,328	3,959,842

Sun Bancorp Inc. (New Jersey)(a)	183,957	689,839
Susquehanna Bancshares Inc.	1,192,383	7,023,136
SVB Financial Group(a)(b)	566,693	23,625,431
Texas Capital Bancshares Inc.(a)	492,395	6,873,834
Tompkins Financial Corp.	114,052	4,619,106
Tower Bancorp Inc.	66,485	1,519,182
TowneBank(b)	291,685	3,406,881
TriCo Bancshares	193,335	3,219,028
TrustCo Bank Corp. NY	1,053,614	6,637,768
Trustmark Corp.	879,901	19,832,969
UMB Financial Corp.	445,265	17,521,178
Umpqua Holdings Corp.	1,199,693	16,087,883
Union Bankshares Corp.	254,655	3,155,175
United Bancshares Inc.(b)	528,165	10,547,455
United Community Banks Inc.(a)	1,139,025	3,861,295
United Security Bancshares Inc.(b)	84,062	1,440,823
Univest Corp. of Pennsylvania	228,197	4,000,293
Washington Banking Co.	212,014	2,531,447
Washington Trust Bancorp Inc.	194,694	3,033,333
Webster Financial Corp.	942,099	11,182,715
WesBanco Inc.	319,344	3,940,705
West Bancorporation Inc.	217,623	1,072,881
Westamerica Bancorporation(b)	403,568	22,345,560
Western Alliance Bancorporation(a)(b)	637,493	2,409,724
Wilber Corp. (The)	80,635	580,572
Wilshire Bancorp Inc.	268,160	2,196,230
Wintrust Financial Corp.	331,540	10,208,117
Yadkin Valley Financial Corp.	225,408	824,993

		754,590,678
BEVERAGES—0.15%
Boston Beer Co. Inc. Class A(a)	122,001	5,685,247
Coca-Cola Bottling Co. Consolidated	58,440	3,156,929
Diedrich Coffee Inc.(a)(b)	41,923	1,461,017
Farmer Bros. Co.	93,098	1,837,755
National Beverage Corp.(a)	150,855	2,090,850
Peet’s Coffee & Tea Inc.(a)	157,947	5,264,374

		19,496,172
BIOTECHNOLOGY—2.89%
Acorda Therapeutics Inc.(a)	525,554	13,254,472
Affymax Inc.(a)	240,845	5,958,505
Affymetrix Inc.(a)	977,037	5,705,896
AMAG Pharmaceuticals Inc.(a)(b)	235,386	8,951,730
American Oriental Bioengineering Inc.(a)(b)	856,621	3,983,288
Arena Pharmaceuticals Inc.(a)(b)	1,279,833	4,543,407
ARIAD Pharmaceuticals Inc.(a)	1,510,881	3,444,809
ArQule Inc.(a)	575,842	2,124,857
ARYx Therapeutics Inc.(a)(b)	291,771	936,585
BioCryst Pharmaceuticals Inc.(a)(b)	302,443	1,953,782
BioMimetic Therapeutics Inc.(a)(b)	189,726	2,263,431
Cambrex Corp.(a)	406,433	2,267,896
Cardium Therapeutics Inc.(a)(b)	637,883	433,760
Celera Corp.(a)	1,131,181	7,816,461
Cell Therapeutics Inc.(a)(b)	7,944,779	9,057,048
Celldex Therapeutics Inc.(a)(b)	349,002	1,633,329
China-Biotics Inc.(a)	132,958	2,056,860
CryoLife Inc.(a)	392,891	2,522,360
Curis Inc.(a)(b)	884,913	2,875,967
Cytokinetics Inc.(a)	608,164	1,769,757
Cytori Therapeutics Inc.(a)(b)	406,149	2,477,509
Enzo Biochem Inc.(a)	457,862	2,463,298
Enzon Pharmaceuticals Inc.(a)(b)	626,157	6,593,433

Exelixis Inc.(a)	1,472,052	10,849,023
Facet Biotech Corp.(a)	339,387	5,966,423
Genomic Health Inc.(a)(b)	195,169	3,817,506
Geron Corp.(a)(b)	1,231,240	6,833,382
GTx Inc.(a)(b)	265,610	1,115,562
Halozyme Therapeutics Inc.(a)	934,718	5,486,795
Harvard Bioscience Inc.(a)	343,007	1,224,535
Human Genome Sciences Inc.(a)(b)	2,526,422	77,308,513
Idera Pharmaceuticals Inc.(a)(b)	301,959	1,561,128
ImmunoGen Inc.(a)	788,777	6,199,787
Immunomedics Inc.(a)(b)	907,093	2,911,769
Incyte Corp.(a)(b)	1,203,303	10,962,090
Integra LifeSciences Holdings Corp.(a)	260,376	9,576,629
InterMune Inc.(a)(b)	527,836	6,882,981
Lexicon Pharmaceuticals Inc.(a)	1,445,544	2,457,425
Martek Biosciences Corp.(a)(b)	458,473	8,683,479
Maxygen Inc.(a)	351,695	2,141,823
Micromet Inc.(a)(b)	792,481	5,277,923
Molecular Insight Pharmaceuticals Inc.(a)(b)	237,070	533,407
Momenta Pharmaceuticals Inc.(a)(b)	542,355	6,839,097
Nanosphere Inc.(a)	178,419	1,149,018
Nektar Therapeutics(a)	1,279,857	11,928,267
Novavax Inc.(a)(b)	939,631	2,499,418
Omeros Corp.(a)	97,693	685,805
OncoGenex Pharmaceutical Inc.(a)(b)	60,374	1,345,133
Optimer Pharmaceuticals Inc.(a)(b)	395,615	4,462,537
Orexigen Therapeutics Inc.(a)(b)	369,048	2,745,717
Oxigene Inc.(a)(b)	514,422	586,441
PDL BioPharma Inc.	1,652,020	11,332,857
Protalix BioTherapeutics Inc.(a)(b)	480,232	3,179,136
Regeneron Pharmaceuticals Inc.(a)	871,410	21,070,694
Repligen Corp.(a)	428,672	1,761,842
RTI Biologics Inc.(a)	754,232	2,896,251
Sangamo BioSciences Inc.(a)(b)	614,728	3,639,190
Savient Pharmaceuticals Inc.(a)(b)	920,986	12,534,619
Seattle Genetics Inc.(a)	1,150,672	11,690,828
Sequenom Inc.(a)(b)	848,855	3,514,260
StemCells Inc.(a)(b)	1,453,029	1,830,817
SuperGen Inc.(a)	821,516	2,152,372
Vical Inc.(a)(b)	593,153	1,951,473

		374,674,392
BUILDING MATERIALS—0.66%
AAON Inc.	173,151	3,374,713
Apogee Enterprises Inc.	385,641	5,398,974
Broadwind Energy Inc.(a)(b)	433,508	3,507,080
Builders FirstSource Inc.(a)(b)	226,994	873,927
Comfort Systems USA Inc.	534,676	6,597,902
Drew Industries Inc.(a)	253,777	5,240,495
Interline Brands Inc.(a)	448,674	7,748,600
LSI Industries Inc.	259,939	2,048,319
NCI Building Systems Inc.(a)	1,253,252	2,268,386
Quanex Building Products Corp.	520,657	8,835,549
Simpson Manufacturing Co. Inc.(b)	526,991	14,170,788
Texas Industries Inc.	326,338	11,418,567
Trex Co. Inc.(a)(b)	212,870	4,172,252
U.S. Concrete Inc.(a)	431,144	392,341
Universal Forest Products Inc.	265,238	9,763,411

		85,811,304
CHEMICALS—2.04%
A. Schulman Inc.	322,902	6,516,162
Aceto Corp.	344,952	1,776,503

American Vanguard Corp.	271,972	2,257,368
Arch Chemicals Inc.	346,262	10,692,571
Balchem Corp.	253,563	8,496,896
Chase Corp.	84,803	1,001,523
China Green Agriculture Inc.(a)(b)	139,989	2,057,838
Ferro Corp.	1,189,482	9,801,332
H.B. Fuller Co.	671,725	15,281,744
Hawkins Inc.(b)	121,072	2,643,002
ICO Inc.	382,870	2,798,780
Innophos Holdings Inc.	238,102	5,473,965
Innospec Inc.	328,256	3,312,103
Landec Corp.(a)	364,978	2,277,463
Minerals Technologies Inc.	258,840	14,099,015
NewMarket Corp.	139,076	15,961,753
NL Industries Inc.	94,222	653,901
Olin Corp.	1,077,184	18,872,264
OM Group Inc.(a)	422,605	13,265,571
OMNOVA Solutions Inc.(a)	605,515	3,711,807
PolyOne Corp.(a)	1,277,604	9,543,702
Quaker Chemical Corp.	152,627	3,150,221
Rockwood Holdings Inc.(a)	681,142	16,047,706
Sensient Technologies Corp.	673,389	17,710,131
ShengdaTech Inc.(a)(b)	391,179	2,397,927
Solutia Inc.(a)	1,645,451	20,897,228
Spartech Corp.	422,249	4,332,275
Stepan Co.	101,494	6,577,826
Symyx Technologies Inc.(a)	473,983	2,606,907
W.R. Grace & Co.(a)	997,418	25,284,546
Westlake Chemical Corp.	269,722	6,724,169
Zep Inc.	297,854	5,158,831
Zoltek Companies Inc.(a)(b)	385,514	3,662,383

		265,045,413
COAL—0.27%
Cloud Peak Energy Inc.(a)(b)	422,822	6,156,288
International Coal Group Inc.(a)(b)	1,259,498	4,861,662
James River Coal Co.(a)(b)	397,696	7,369,307
Patriot Coal Corp.(a)(b)	1,021,407	15,790,952
Westmoreland Coal Co.(a)	138,020	1,229,758

		35,407,967
COMMERCIAL SERVICES—6.24%
ABM Industries Inc.	635,511	13,129,657
Administaff Inc.	291,461	6,875,565
Advance America Cash Advance Centers Inc.	636,640	3,539,718
Advisory Board Co. (The)(a)	214,068	6,563,325
Albany Molecular Research Inc.(a)	324,830	2,949,456
American Caresource Holdings Inc.(a)	145,852	350,045
American Public Education Inc.(a)	250,950	8,622,642
AMN Healthcare Services Inc.(a)	452,811	4,102,468
Arbitron Inc.	369,240	8,647,601
Avis Budget Group Inc.(a)	1,406,968	18,459,420
Barrett Business Services Inc.	107,270	1,318,348
Bowne & Co. Inc.	531,432	3,549,966
Bridgepoint Education Inc.(a)(b)	192,607	2,892,957
Capella Education Co.(a)(b)	201,177	15,148,628
Cardtronics Inc.(a)	186,050	2,059,574
CBIZ Inc.(a)	605,502	4,662,365
CDI Corp.	169,469	2,194,624
Cenveo Inc.(a)	740,134	6,476,173
Chemed Corp.	312,291	14,980,599
ChinaCast Education Corp.(a)	471,145	3,561,856
Coinstar Inc.(a)(b)	417,401	11,595,400

Compass Diversified Holdings	329,155	4,200,018
Consolidated Graphics Inc.(a)	135,107	4,731,447
Corinthian Colleges Inc.(a)(b)	1,106,679	15,238,970
Cornell Companies Inc.(a)	153,201	3,477,663
Corporate Executive Board Co. (The)	471,292	10,754,883
CorVel Corp.(a)	97,729	3,277,831
CoStar Group Inc.(a)(b)	274,881	11,481,779
CPI Corp.(b)	70,428	864,856
CRA International Inc.(a)	151,232	4,030,333
Cross Country Healthcare Inc.(a)	425,148	4,213,217
Deluxe Corp.	706,713	10,452,285
Diamond Management & Technology Consultants Inc.	331,779	2,445,211
Dollar Financial Corp.(a)	332,985	7,878,425
Dollar Thrifty Automotive Group Inc.(a)	393,782	10,084,757
DynCorp International Inc.(a)	341,784	4,904,600
Electro Rent Corp.	248,455	2,867,171
Emergency Medical Services Corp. Class A(a)	400,885	21,707,923
Euronet Worldwide Inc.(a)(b)	672,614	14,763,877
ExlService Holdings Inc.(a)	207,129	3,761,463
Exponent Inc.(a)	188,306	5,242,439
Forrester Research Inc.(a)	215,720	5,597,934
Franklin Covey Co.(a)	178,316	1,123,391
Gartner Inc.(a)	819,081	14,776,221
GEO Group Inc. (The)(a)	706,769	15,464,106
Global Cash Access Inc.(a)	520,156	3,895,968
Grand Canyon Education Inc.(a)(b)	217,990	4,143,990
Great Lakes Dredge & Dock Corp.	555,499	3,599,634
H&E Equipment Services Inc.(a)	377,143	3,956,230
Hackett Group Inc. (The)(a)	538,206	1,496,213
Healthcare Services Group Inc.	598,685	12,847,780
HealthSpring Inc.(a)	677,439	11,929,701
Heartland Payment Systems Inc.	517,937	6,800,513
Heidrick & Struggles International Inc.	234,531	7,326,748
Hill International Inc.(a)	345,575	2,156,388
HMS Holdings Corp.(a)	357,618	17,412,420
Huron Consulting Group Inc.(a)	297,512	6,854,676
ICF International Inc.(a)	122,288	3,277,318
ICT Group Inc.(a)	127,426	2,080,867
Integrated Electrical Services Inc.(a)	80,298	469,743
Jackson Hewitt Tax Service Inc.(a)(b)	400,670	1,762,948
K12 Inc.(a)(b)	326,315	6,614,405
Kelly Services Inc. Class A(a)	363,193	4,332,892
Kendle International Inc.(a)	206,131	3,774,259
Kenexa Corp.(a)	312,761	4,081,531
Kforce Inc.(a)	395,467	4,943,338
Korn/Ferry International(a)	618,530	10,205,745
Landauer Inc.	129,219	7,934,047
Learning Tree International Inc.(a)	104,731	1,250,488
Lincoln Educational Services Corp.(a)	134,571	2,916,154
Live Nation Inc.(a)	1,156,375	9,840,751
Mac-Gray Corp.(a)	159,522	1,643,077
MAXIMUS Inc.	242,012	12,100,600
McGrath RentCorp	328,062	7,335,466
Medifast Inc.(a)	179,260	5,481,771
MedQuist Inc.	128,124	857,150
Michael Baker Corp.(a)	108,866	4,507,052
Midas Inc.(a)	195,914	1,655,473
Monro Muffler Brake Inc.	230,729	7,715,578
MPS Group Inc.(a)	1,278,308	17,563,952
Multi-Color Corp.	143,026	1,746,347
National Research Corp.	22,553	466,847
Navigant Consulting Inc.(a)	690,012	10,253,578

Net 1 UEPS Technologies Inc.(a)	429,613	8,343,084
Nobel Learning Communities Inc.(a)	56,654	430,004
Odyssey Marine Exploration Inc.(a)	817,589	1,152,800
On Assignment Inc.(a)	501,759	3,587,577
PAREXEL International Corp.(a)	795,562	11,217,424
PHH Corp.(a)(b)	667,579	10,754,698
Pre-Paid Legal Services Inc.(a)(b)	101,752	4,179,972
Princeton Review Inc. (The)(a)(b)	203,322	825,487
Providence Service Corp. (The)(a)	146,722	2,318,208
QC Holdings Inc.	49,165	236,484
Rent-A-Center Inc.(a)	912,817	16,175,117
Resources Connection Inc.(a)	622,703	13,213,758
Rewards Network Inc.	88,786	1,122,255
RiskMetrics Group Inc.(a)	304,103	4,838,279
Rollins Inc.	606,393	11,691,257
RSC Holdings Inc.(a)(b)	677,334	4,768,431
Saba Software Inc.(a)(b)	343,644	1,422,686
Sotheby’s(b)	925,897	20,814,165
Spectrum Group International Inc.(a)	21,201	39,646
Spherion Corp.(a)	713,745	4,011,247
Standard Parking Corp.(a)	103,970	1,651,044
StarTek Inc.(a)	167,044	1,249,489
Steiner Leisure Ltd.(a)	201,378	8,006,789
Stewart Enterprises Inc. Class A	1,110,820	5,720,723
SuccessFactors Inc.(a)(b)	639,098	10,596,245
Team Inc.(a)	260,243	4,895,171
TeleTech Holdings Inc.(a)	448,775	8,988,963
Ticketmaster Entertainment Inc.(a)	520,598	6,361,708
TNS Inc.(a)	348,455	8,951,809
Transcend Services Inc.(a)	86,893	1,856,034
Tree.com Inc.(a)	88,681	811,431
TrueBlue Inc.(a)	605,700	8,970,417
United Rentals Inc.(a)	831,381	8,155,848
Universal Technical Institute Inc.(a)	272,877	5,512,115
Valassis Communications Inc.(a)	664,989	12,142,699
Viad Corp.	284,512	5,869,483
Volt Information Sciences Inc.(a)	168,028	1,680,280
Watson Wyatt Worldwide Inc. Class A	589,320	28,004,486
Wright Express Corp.(a)	530,246	16,893,638

		809,713,776
COMPUTERS—2.61%
Agilysys Inc.	212,253	1,931,502
CACI International Inc. Class A(a)	414,152	20,231,325
CIBER Inc.(a)	954,207	3,292,014
Cogo Group Inc.(a)	320,714	2,363,662
Compellent Technologies Inc.(a)(b)	232,445	5,271,853
Computer Task Group Inc.(a)	208,905	1,673,329
COMSYS IT Partners Inc.(a)	207,007	1,840,292
Cray Inc.(a)	475,100	3,050,142
Dynamics Research Corp.(a)	120,628	1,279,863
Echelon Corp.(a)(b)	448,305	5,182,406
Electronics For Imaging Inc.(a)	680,683	8,855,686
eLoyalty Corp.(a)(b)	91,464	628,358
Fortinet Inc.(a)	172,904	3,037,923
Furmanite Corp.(a)	511,314	1,948,106
iGATE Corp.	315,411	3,154,110
Imation Corp.(a)	412,328	3,595,500
Immersion Corp.(a)	389,377	1,779,453
Innodata Isogen Inc.(a)	298,305	1,652,610
Insight Enterprises Inc.(a)	633,994	7,240,211
Integral Systems Inc.(a)	240,633	2,083,882
Isilon Systems Inc.(a)	359,205	2,464,146

Jack Henry & Associates Inc.	1,158,178	26,777,075
Limelight Networks Inc.(a)	457,353	1,797,397
LivePerson Inc.(a)	572,859	3,992,827
Manhattan Associates Inc.(a)	318,545	7,654,636
Maxwell Technologies Inc.(a)(b)	310,054	5,531,363
Mentor Graphics Corp.(a)	1,301,656	11,493,622
Mercury Computer Systems Inc.(a)	314,513	3,462,788
MTS Systems Corp.	231,555	6,654,891
NCI Inc. Class A(a)	90,320	2,497,348
Ness Technologies Inc.(a)	537,700	2,634,730
Netezza Corp.(a)	651,626	6,320,772
NetScout Systems Inc.(a)	340,284	4,981,758
Palm Inc.(a)(b)	2,285,250	22,943,910
PAR Technology Corp.(a)	113,085	653,631
Quantum Corp.(a)	2,906,629	8,516,423
Radiant Systems Inc.(a)	381,069	3,963,118
RadiSys Corp.(a)	324,232	3,096,416
Rimage Corp.(a)	129,845	2,251,512
Riverbed Technology Inc.(a)	756,632	17,379,837
Sigma Designs Inc.(a)(b)	425,261	4,550,293
Silicon Graphics International Corp.(a)	415,225	2,910,727
Silicon Storage Technology Inc.(a)	1,104,651	2,827,907
SMART Modular Technologies (WWH) Inc.(a)	506,559	3,186,256
SRA International Inc. Class A(a)	576,351	11,008,304
STEC Inc.(a)(b)	341,421	5,578,819
Stratasys Inc.(a)(b)	279,539	4,830,434
Super Micro Computer Inc.(a)	317,894	3,534,981
Sykes Enterprises Inc.(a)	478,995	12,200,003
Synaptics Inc.(a)(b)	474,254	14,535,885
Syntel Inc.	177,824	6,762,647
3D Systems Corp.(a)(b)	245,477	2,773,890
3PAR Inc.(a)	381,169	4,516,853
Tier Technologies Inc. Class B(a)	226,481	1,811,848
Tyler Technologies Inc.(a)(b)	431,836	8,597,855
Unisys Corp.(a)	584,440	22,536,006
Virtusa Corp.(a)	183,570	1,663,144

		338,986,279
COSMETICS & PERSONAL CARE—0.37%
Bare Escentuals Inc.(a)	915,413	11,195,501
Chattem Inc.(a)	268,628	25,062,992
Elizabeth Arden Inc.(a)	334,035	4,823,465
Inter Parfums Inc.	197,759	2,406,727
Revlon Inc. Class A(a)(b)	270,159	4,595,405

		48,084,090
DISTRIBUTION & WHOLESALE—0.92%
Beacon Roofing Supply Inc.(a)	623,389	9,974,224
BlueLinx Holdings Inc.(a)(b)	162,226	449,366
BMP Sunstone Corp.(a)(b)	449,981	2,560,392
Brightpoint Inc.(a)	691,490	5,082,452
Chindex International Inc.(a)	185,009	2,614,177
Core-Mark Holding Co. Inc.(a)	134,739	4,440,997
Houston Wire & Cable Co.(b)	245,161	2,917,416
MWI Veterinary Supply Inc.(a)	148,806	5,609,986
Owens & Minor Inc.	575,712	24,715,316
Pool Corp.	668,855	12,761,753
Rentrak Corp.(a)	131,768	2,328,341
ScanSource Inc.(a)	366,837	9,794,548
United Stationers Inc.(a)	327,766	18,633,497
Watsco Inc.	367,508	18,000,542

		119,883,007

DIVERSIFIED FINANCIAL SERVICES—2.11%
Ampal-American Israel Corp. Class A(a)	292,320	789,264
Artio Global Investors Inc. Class A(a)	381,703	9,729,609
Asset Acceptance Capital Corp.(a)(b)	208,875	1,416,173
BGC Partners Inc. Class A	643,381	2,972,420
Broadpoint Gleacher Securities Inc.(a)	721,736	3,218,943
Calamos Asset Management Inc. Class A	272,308	3,139,711
California First National Bancorp	26,058	340,317
Cohen & Steers Inc.(b)	237,600	5,426,784
CompuCredit Holdings Corp.(b)	226,930	755,677
Cowen Group Inc. Class A(a)	219,158	1,297,415
Credit Acceptance Corp.(a)	83,095	3,498,300
Diamond Hill Investment Group Inc.	31,324	2,011,941
Doral Financial Corp.(a)(b)	81,546	296,012
Duff & Phelps Corp. Class A	224,938	4,107,368
E*TRADE Financial Corp.(a)	21,760,235	38,080,411
Encore Capital Group Inc.(a)	186,923	3,252,460
Epoch Holding Corp.	176,945	1,849,075
Evercore Partners Inc. Class A	200,207	6,086,293
FBR Capital Markets Corp.(a)	251,850	1,556,433
Financial Federal Corp.	357,276	9,825,090
First Marblehead Corp. (The)(a)	859,569	1,830,882
GAMCO Investors Inc. Class A	98,529	4,757,965
GFI Group Inc.	896,169	4,095,492
International Assets Holding Corp.(a)	179,469	2,609,479
JMP Group Inc.	202,281	1,966,171
KBW Inc.(a)(b)	481,813	13,182,404
Knight Capital Group Inc. Class A(a)	1,285,115	19,790,771
LaBranche & Co. Inc.(a)	770,861	2,189,245
MarketAxess Holdings Inc.	438,422	6,094,066
MF Global Ltd.(a)(b)	1,338,435	9,302,123
National Financial Partners Corp.(a)	568,435	4,598,639
Nelnet Inc. Class A	266,189	4,586,436
NewStar Financial Inc.(a)	386,951	1,516,848
Ocwen Financial Corp.(a)	788,594	7,546,845
Oppenheimer Holdings Inc. Class A	130,512	4,335,609
optionsXpress Holdings Inc.	584,034	9,023,325
Penson Worldwide Inc.(a)(b)	271,254	2,457,561
Piper Jaffray Companies(a)	272,120	13,771,993
Portfolio Recovery Associates Inc.(a)(b)	212,148	9,521,202
Pzena Investment Management Inc. Class A(a)(b)	106,980	870,817
Sanders Morris Harris Group Inc.	268,773	1,478,252
Stifel Financial Corp.(a)	415,478	24,612,917
SWS Group Inc.	384,742	4,655,378
Teton Advisors Inc. Class B(c)	1,397	22,338
Thomas Weisel Partners Group Inc.(a)	287,771	1,087,774
TradeStation Group Inc.(a)	462,629	3,650,143
U.S. Global Investors Inc. Class A(b)	178,722	2,200,068
Virtus Investment Partners Inc.(a)	81,249	1,291,859
Westwood Holdings Group Inc.	77,754	2,825,580
World Acceptance Corp.(a)(b)	224,404	8,040,395

		273,562,273
ELECTRIC—1.81%
ALLETE Inc.	405,454	13,250,237
Avista Corp.	755,495	16,311,137
Black Hills Corp.	509,077	13,556,721
Central Vermont Public Service Corp.	161,770	3,364,816
CH Energy Group Inc.	218,263	9,280,543
Cleco Corp.	834,886	22,817,434
El Paso Electric Co.(a)	621,216	12,598,260
Empire District Electric Co. (The)	498,559	9,338,010
EnerNOC Inc.(a)(b)	193,800	5,889,582

IDACORP Inc.	651,762	20,823,796
MGE Energy Inc.	319,243	11,409,745
NorthWestern Corp.	496,879	12,928,792
Otter Tail Corp.	490,474	12,163,755
Pike Electric Corp.(a)	230,552	2,139,523
PNM Resources Inc.	1,197,568	15,149,235
Portland General Electric Co.	1,038,528	21,196,356
U.S. Geothermal Inc.(a)(b)	865,047	1,323,522
UIL Holdings Corp.	405,536	11,387,451
UniSource Energy Corp.	513,598	16,532,720
Unitil Corp.	145,954	3,354,023

		234,815,658
ELECTRICAL COMPONENTS & EQUIPMENT—1.18%
Advanced Battery Technologies Inc.(a)(b)	771,069	3,084,276
Advanced Energy Industries Inc.(a)	456,257	6,880,356
American Superconductor Corp.(a)(b)	600,049	24,542,004
Belden Inc.	643,989	14,116,239
China BAK Battery Inc.(a)(b)	575,968	1,601,191
Encore Wire Corp.	251,021	5,289,012
Energy Conversion Devices Inc.(a)(b)	563,848	5,959,873
EnerSys Inc.(a)	557,861	12,200,420
Fushi Copperweld Inc.(a)(b)	220,076	2,227,169
GrafTech International Ltd.(a)	1,662,342	25,849,418
Graham Corp.	140,350	2,905,245
Greatbatch Inc.(a)	320,445	6,162,157
Harbin Electric Inc.(a)(b)	208,690	4,286,493
Insteel Industries Inc.	243,486	3,165,318
Lihua International Inc.(a)	44,510	465,130
Littelfuse Inc.(a)	300,367	9,656,799
NIVS IntelliMedia Technology Group Inc.(a)	116,974	301,793
Orion Energy Systems Inc.(a)(b)	243,255	1,067,889
Powell Industries Inc.(a)	108,022	3,405,934
Power-One Inc.(a)(b)	1,045,436	4,547,647
PowerSecure International Inc.(a)	239,069	1,723,687
SatCon Technology Corp.(a)(b)	976,400	2,753,448
SmartHeat Inc.(a)(b)	124,880	1,813,258
Ultralife Corp.(a)(b)	169,752	733,329
Universal Display Corp.(a)(b)	403,790	4,990,844
Valence Technology Inc.(a)(b)	706,677	643,076
Vicor Corp.(a)	271,118	2,521,397

		152,893,402
ELECTRONICS—2.50%
American Science and Engineering Inc.	125,927	9,550,304
Analogic Corp.	176,967	6,814,999
Badger Meter Inc.	204,853	8,157,246
Bel Fuse Inc. Class B	142,903	3,070,985
Benchmark Electronics Inc.(a)	902,408	17,064,535
Brady Corp. Class A	662,116	19,870,101
Checkpoint Systems Inc.(a)	537,475	8,196,494
China Security & Surveillance Technology Inc.(a)(b)	609,070	4,653,295
Cogent Inc.(a)	589,625	6,126,204
Coherent Inc.(a)	299,871	8,915,165
CTS Corp.	466,211	4,484,950
Cubic Corp.	215,842	8,050,907
Cymer Inc.(a)	410,486	15,754,453
Daktronics Inc.	464,831	4,281,094
DDi Corp.(a)	199,970	977,853
Dionex Corp.(a)	244,460	18,058,260
Electro Scientific Industries Inc.(a)	379,077	4,101,613
FARO Technologies Inc.(a)	231,425	4,961,752
FEI Co.(a)	516,851	12,073,639

ICx Technologies Inc.(a)	159,215	1,515,727
II-VI Inc.(a)	344,214	10,946,005
L-1 Identity Solutions Inc.(a)	1,033,833	7,743,409
LaBarge Inc.(a)	174,975	2,108,449
Measurement Specialties Inc.(a)	201,642	2,026,502
MEMSIC Inc.(a)	216,269	709,362
Methode Electronics Inc.	521,725	4,528,573
Multi-Fineline Electronix Inc.(a)	135,760	3,851,511
NVE Corp.(a)	64,867	2,679,656
OSI Systems Inc.(a)	215,019	5,865,718
OYO Geospace Corp.(a)	55,980	2,400,982
Park Electrochemical Corp.	283,057	7,823,695
Plexus Corp.(a)	545,440	15,545,040
RAE Systems Inc.(a)(b)	563,610	619,971
Rofin-Sinar Technologies Inc.(a)	399,796	9,439,184
Rogers Corp.(a)	216,442	6,560,357
Spectrum Control Inc.(a)	175,644	1,663,349
SRS Labs Inc.(a)	162,259	1,189,358
Stoneridge Inc.(a)	209,715	1,889,532
Taser International Inc.(a)	859,305	3,763,756
Technitrol Inc.	569,731	2,495,422
TTM Technologies Inc.(a)	596,093	6,872,952
Varian Inc.(a)(b)	398,511	20,539,257
Watts Water Technologies Inc. Class A	404,477	12,506,429
Woodward Governor Co.	833,583	21,481,434
X-Rite Inc.(a)	361,089	787,174
Zygo Corp.(a)	207,977	1,399,685

		324,116,338
ENERGY - ALTERNATE SOURCES—0.29%
Ascent Solar Technologies Inc.(a)(b)	262,482	1,391,155
Clean Energy Fuels Corp.(a)(b)	492,638	7,591,552
Comverge Inc.(a)(b)	296,759	3,335,571
Ener1 Inc.(a)(b)	672,084	4,261,013
Evergreen Energy Inc.(a)(b)	1,816,429	623,035
Evergreen Solar Inc.(a)(b)	2,606,621	3,935,998
FuelCell Energy Inc.(a)(b)	1,013,681	3,811,441
Green Plains Renewable Energy Inc.(a)(b)	129,512	1,925,843
GT Solar International Inc.(a)(b)	437,547	2,432,761
Headwaters Inc.(a)	833,750	5,436,050
Syntroleum Corp.(a)(b)	877,779	2,334,892

		37,079,311
ENGINEERING & CONSTRUCTION—0.76%
Argan Inc.(a)	103,551	1,490,099
Dycom Industries Inc.(a)	538,765	4,326,283
EMCOR Group Inc.(a)	909,681	24,470,419
ENGlobal Corp.(a)	261,098	817,237
Granite Construction Inc.	473,785	15,947,603
Insituform Technologies Inc. Class A(a)	536,932	12,199,095
Layne Christensen Co.(a)	268,897	7,720,033
Mistras Group Inc.(a)	138,627	2,087,723
MYR Group Inc.(a)	238,088	4,304,631
Orion Marine Group Inc.(a)	370,124	7,794,811
Stanley Inc.(a)	159,270	4,365,591
Sterling Construction Co. Inc.(a)	183,323	3,516,135
Tutor Perini Corp.(a)	356,034	6,437,095
VSE Corp.	56,508	2,547,381

		98,024,136
ENTERTAINMENT—0.76%
Ascent Media Corp. Class A(a)	195,246	4,984,630
Bally Technologies Inc.(a)	752,764	31,081,626

Bluegreen Corp.(a)	198,479	480,319
Carmike Cinemas Inc.(a)	153,402	1,159,719
Churchill Downs Inc.	131,303	4,904,167
Cinemark Holdings Inc.	445,634	6,403,761
Dover Downs Gaming & Entertainment Inc.	196,496	742,755
Great Wolf Resorts Inc.(a)	388,437	920,596
Isle of Capri Casinos Inc.(a)(b)	215,827	1,614,386
Lakes Entertainment Inc.(a)	261,883	657,326
National CineMedia Inc.	582,427	9,650,815
Pinnacle Entertainment Inc.(a)	830,491	7,457,809
Reading International Inc. Class A(a)	241,025	976,151
Shuffle Master Inc.(a)	741,315	6,108,436
Speedway Motorsports Inc.	181,249	3,193,607
Steinway Musical Instruments Inc.(a)	94,246	1,499,454
Vail Resorts Inc.(a)(b)	406,705	15,373,449
Youbet.com Inc.(a)	404,761	1,161,664

		98,370,670
ENVIRONMENTAL CONTROL—0.75%
American Ecology Corp.	250,776	4,273,223
Calgon Carbon Corp.(a)(b)	756,744	10,518,742
Clean Harbors Inc.(a)	296,364	17,666,258
Darling International Inc.(a)	1,136,915	9,527,348
Energy Recovery Inc.(a)(b)	465,898	3,205,378
EnergySolutions Inc.	1,044,013	8,863,670
Fuel Tech Inc.(a)(b)	245,955	2,009,452
Heritage-Crystal Clean Inc.(a)	34,971	365,797
Metalico Inc.(a)(b)	460,844	2,267,352
Met-Pro Corp.	203,017	2,156,041
Mine Safety Appliances Co.	368,783	9,783,813
Perma-Fix Environmental Services Inc.(a)	754,586	1,712,910
Tetra Tech Inc.(a)	832,464	22,618,047
Waste Services Inc.(a)	247,321	2,253,094

		97,221,125
FOOD—1.75%
American Dairy Inc.(a)(b)	135,853	2,945,293
American Italian Pasta Co. Class A(a)	289,793	10,081,898
Arden Group Inc. Class A	16,630	1,590,161
B&G Foods Inc. Class A	404,919	3,717,156
Calavo Growers Inc.	144,824	2,462,008
Cal-Maine Foods Inc.	187,022	6,373,710
Chiquita Brands International Inc.(a)	615,909	11,110,998
Diamond Foods Inc.	227,904	8,099,708
Dole Food Co. Inc.(a)(b)	494,256	6,133,717
Fresh Del Monte Produce Inc.(a)	566,768	12,525,573
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	464,754	5,479,450
Hain Celestial Group Inc.(a)	562,535	9,568,720
HQ Sustainable Maritime Industries Inc.(a)	140,761	990,957
Imperial Sugar Co.	169,814	2,961,556
Ingles Markets Inc. Class A	176,365	2,668,402
J&J Snack Foods Corp.	195,917	7,828,843
Lance Inc.	384,042	10,100,305
Lifeway Foods Inc.(a)(b)	67,763	805,024
M&F Worldwide Corp.(a)	148,338	5,859,351
Nash-Finch Co.	177,107	6,568,899
Overhill Farms Inc.(a)	221,169	1,074,881
Ruddick Corp.	594,351	15,292,651
Sanderson Farms Inc.	281,006	11,847,213
Seaboard Corp.	4,594	6,197,306
Seneca Foods Corp. Class A(a)	129,834	3,099,138
Smart Balance Inc.(a)	865,440	5,192,640
Spartan Stores Inc.	308,310	4,405,750

Tootsie Roll Industries Inc.(b)	334,093	9,147,466
TreeHouse Foods Inc.(a)	436,214	16,951,276
United Natural Foods Inc.(a)	593,703	15,875,618
Village Super Market Inc. Class A	86,125	2,352,935
Weis Markets Inc.	152,232	5,535,156
Winn-Dixie Stores Inc.(a)	753,222	7,562,349
Zhongpin Inc.(a)(b)	334,136	5,215,863

		227,621,971
FOREST PRODUCTS & PAPER—1.17%
Boise Inc.(a)	406,527	2,158,658
Buckeye Technologies Inc.(a)	534,052	5,212,348
Clearwater Paper Corp.(a)	157,032	8,632,049
Deltic Timber Corp.	146,796	6,779,039
Domtar Corp.(a)(b)	573,949	31,802,514
KapStone Paper and Packaging Corp.(a)	455,021	4,481,957
Louisiana-Pacific Corp.(a)	1,736,083	12,117,859
Neenah Paper Inc.	203,489	2,838,672
Orchids Paper Products Co.(a)(b)	76,119	1,523,902
P.H. Glatfelter Co.	629,353	7,646,639
Potlatch Corp.	549,399	17,514,840
Rock-Tenn Co. Class A	530,069	26,720,778
Schweitzer-Mauduit International Inc.	244,639	17,210,354
Wausau Paper Corp.	601,140	6,973,224

		151,612,833
GAS—1.26%
Chesapeake Utilities Corp.	129,513	4,150,892
Laclede Group Inc. (The)	306,271	10,342,772
New Jersey Resources Corp.	582,476	21,784,602
Nicor Inc.	624,946	26,310,227
Northwest Natural Gas Co.	366,495	16,506,935
Piedmont Natural Gas Co.	1,015,745	27,171,179
South Jersey Industries Inc.	412,014	15,730,695
Southwest Gas Corp.	618,095	17,634,250
WGL Holdings Inc.	693,145	23,248,083

		162,879,635
HAND & MACHINE TOOLS—0.45%
Baldor Electric Co.	643,682	18,081,027
Franklin Electric Co. Inc.	318,963	9,275,444
K-Tron International Inc.(a)	34,363	3,736,633
Raser Technologies Inc.(a)(b)	872,596	1,082,019
Regal Beloit Corp.	495,009	25,710,767

		57,885,890
HEALTH CARE - PRODUCTS—3.86%
Abaxis Inc.(a)	302,738	7,734,956
ABIOMED Inc.(a)(b)	427,430	3,735,738
Accuray Inc.(a)(b)	550,545	3,088,557
AGA Medical Holdings Inc.(a)	190,069	2,807,319
Align Technology Inc.(a)	805,870	14,360,603
Alphatec Holdings Inc.(a)	458,275	2,447,189
American Medical Systems Holdings Inc.(a)	1,020,412	19,683,747
AngioDynamics Inc.(a)	337,525	5,427,402
Atrion Corp.	20,937	3,260,310
ATS Medical Inc.(a)(b)	659,502	2,130,191
Bovie Medical Corp.(a)(b)	237,769	1,856,976
Bruker Corp.(a)	676,031	8,152,934
Cantel Medical Corp.(a)	173,618	3,503,611
Cardiac Science Corp.(a)	279,669	623,662
CardioNet Inc.(a)(b)	330,524	1,963,313
Cardiovascular Systems Inc.(a)	132,652	608,873

Cepheid Inc.(a)(b)	801,246	9,999,550
Clinical Data Inc.(a)(b)	184,093	3,361,538
Conceptus Inc.(a)(b)	422,042	7,917,508
CONMED Corp.(a)	401,617	9,156,868
Cutera Inc.(a)	184,425	1,569,457
Cyberonics Inc.(a)	377,922	7,724,726
Cynosure Inc. Class A(a)	136,634	1,569,925
Delcath Systems Inc.(a)(b)	448,116	2,303,316
DexCom Inc.(a)	634,195	5,124,296
Electro-Optical Sciences Inc.(a)(b)	284,056	2,942,820
Endologix Inc.(a)	670,477	3,540,119
EnteroMedics Inc.(a)	257,264	144,068
ev3 Inc.(a)	1,029,227	13,729,888
Exactech Inc.(a)	113,288	1,961,015
Female Health Co. (The)(a)	218,920	1,035,492
Haemonetics Corp.(a)	354,211	19,534,737
Hanger Orthopedic Group Inc.(a)	348,854	4,824,651
Hansen Medical Inc.(a)(b)	356,540	1,080,316
HeartWare International Inc.(a)(b)	84,893	3,011,155
Home Diagnostics Inc.(a)	161,619	985,876
ICU Medical Inc.(a)	175,686	6,401,998
Immucor Inc.(a)	973,729	19,708,275
Insulet Corp.(a)	486,968	6,953,903
Invacare Corp.	399,534	9,964,378
IRIS International Inc.(a)	249,062	3,078,406
Kensey Nash Corp.(a)	114,043	2,908,097
LCA-Vision Inc.(a)	228,103	1,167,887
Luminex Corp.(a)	572,698	8,550,381
MAKO Surgical Corp.(a)(b)	240,783	2,672,691
Masimo Corp.(a)	701,190	21,330,200
Medical Action Industries Inc.(a)	196,053	3,148,611
Merge Healthcare Inc.(a)	478,670	1,608,331
Meridian Bioscience Inc.	560,291	12,074,271
Merit Medical Systems Inc.(a)	386,122	7,448,293
Metabolix Inc.(a)(b)	308,893	3,419,446
Microvision Inc.(a)(b)	1,225,617	3,885,206
Micrus Endovascular Corp.(a)	218,657	3,282,042
Natus Medical Inc.(a)	386,721	5,719,604
NuVasive Inc.(a)(b)	503,935	16,115,841
NxStage Medical Inc.(a)(b)	319,917	2,671,307
OraSure Technologies Inc.(a)	637,131	3,236,625
Orthofix International NV(a)	236,415	7,321,773
Orthovita Inc.(a)	918,022	3,222,257
Palomar Medical Technologies Inc.(a)	250,927	2,529,344
PSS World Medical Inc.(a)	820,797	18,525,388
Quidel Corp.(a)(b)	355,858	4,903,723
Rochester Medical Corp.(a)	139,387	1,551,377
Rockwell Medical Technologies Inc.(a)(b)	237,645	1,827,490
Sirona Dental Systems Inc.(a)	234,425	7,440,650
Somanetics Corp.(a)	167,397	2,937,817
SonoSite Inc.(a)	236,745	5,594,284
Spectranetics Corp.(a)	447,225	3,112,686
Stereotaxis Inc.(a)(b)	430,493	1,691,837
Steris Corp.	808,088	22,602,221
SurModics Inc.(a)(b)	212,922	4,824,813
Symmetry Medical Inc.(a)	494,451	3,985,275
Synovis Life Technologies Inc.(a)	160,486	2,071,874
Thoratec Corp.(a)(b)	780,591	21,013,510
TomoTherapy Inc.(a)	640,822	2,499,206
TranS1 Inc.(a)	183,575	725,121
Utah Medical Products Inc.	44,911	1,316,791
Vascular Solutions Inc.(a)	224,076	1,879,998
Vital Images Inc.(a)	199,857	2,536,185

Volcano Corp.(a)	668,038	11,610,500
West Pharmaceutical Services Inc.	452,930	17,754,856
Wright Medical Group Inc.(a)	525,933	9,966,430
Young Innovations Inc.	76,104	1,885,857
Zoll Medical Corp.(a)	291,599	7,791,525

		501,371,283
HEALTH CARE - SERVICES—2.25%
Air Methods Corp.(a)	150,632	5,064,248
Alliance Healthcare Services Inc.(a)	364,981	2,084,042
Allied Healthcare International Inc.(a)	628,563	1,829,118
Almost Family Inc.(a)	110,993	4,387,553
Amedisys Inc.(a)(b)	378,137	18,362,333
America Service Group Inc.	114,991	1,824,907
American Dental Partners Inc.(a)	212,950	2,747,055
AMERIGROUP Corp.(a)	731,207	19,713,341
AmSurg Corp.(a)	423,944	9,335,247
Assisted Living Concepts Inc. Class A(a)	138,887	3,662,450
Bio-Reference Laboratories Inc.(a)	163,478	6,406,703
Capital Senior Living Corp.(a)	314,702	1,579,804
Centene Corp.(a)	595,246	12,601,358
Continucare Corp.(a)	407,904	1,782,540
Emeritus Corp.(a)(b)	273,613	5,130,244
Ensign Group Inc. (The)	152,893	2,349,965
Genoptix Inc.(a)(b)	232,895	8,274,759
Gentiva Health Services Inc.(a)	400,147	10,807,970
HealthSouth Corp.(a)(b)	1,289,764	24,208,870
Healthways Inc.(a)	465,890	8,544,423
IPC The Hospitalist Co. Inc.(a)	222,415	7,395,299
Kindred Healthcare Inc.(a)	539,475	9,958,709
LHC Group Inc.(a)	209,639	7,045,967
Magellan Health Services Inc.(a)	507,846	20,684,568
MedCath Corp.(a)	206,718	1,635,139
Metropolitan Health Networks Inc.(a)	511,492	1,017,869
Molina Healthcare Inc.(a)	183,589	4,198,680
National Healthcare Corp.	110,425	3,987,447
NightHawk Radiology Holdings Inc.(a)	261,283	1,183,612
NovaMed Inc.(a)(b)	279,182	1,083,226
Odyssey Healthcare Inc.(a)	455,015	7,089,134
Psychiatric Solutions Inc.(a)	777,411	16,434,469
RadNet Inc.(a)	407,973	832,265
RehabCare Group Inc.(a)	340,894	10,373,404
Res-Care Inc.(a)	349,766	3,917,379
Select Medical Holdings Corp.(a)	472,331	5,016,155
Skilled Healthcare Group Inc. Class A(a)	270,251	2,013,370
Sun Healthcare Group Inc.(a)	602,391	5,523,925
Sunrise Senior Living Inc.(a)	629,318	2,026,404
Triple-S Management Corp. Class B(a)	283,695	4,993,032
U.S. Physical Therapy Inc.(a)	161,532	2,734,737
Virtual Radiologic Corp.(a)(b)	88,031	1,123,276
WellCare Health Plans Inc.(a)	583,616	21,453,724

		292,418,720
HOLDING COMPANIES - DIVERSIFIED—0.07%
Harbinger Group Inc.(a)	126,320	886,766
Heckmann Corp.(a)	1,227,351	6,124,481
Information Services Group Inc.(a)	331,687	1,051,448
Primoris Services Corp.(b)	113,773	906,771
Resource America Inc. Class A	172,574	697,199

		9,666,665
HOME BUILDERS—0.36%
AMREP Corp.(a)(b)	17,922	245,531

Beazer Homes USA Inc.(a)(b)	545,261	2,639,063
Brookfield Homes Corp.(a)(b)	134,032	1,072,256
Cavco Industries Inc.(a)	90,363	3,245,839
China Housing & Land Development Inc.(a)(b)	357,110	1,474,864
Hovnanian Enterprises Inc. Class A(a)(b)	720,027	2,764,904
M/I Homes Inc.(a)	255,578	2,655,455
Meritage Homes Corp.(a)	433,272	8,375,148
Ryland Group Inc.	595,164	11,724,731
Skyline Corp.	95,082	1,749,509
Standard-Pacific Corp.(a)	1,394,091	5,213,900
Winnebago Industries Inc.(a)(b)	401,972	4,904,058

		46,065,258
HOME FURNISHINGS—0.62%
American Woodmark Corp.	143,090	2,816,011
Audiovox Corp. Class A(a)	240,518	1,705,273
DTS Inc.(a)(b)	240,339	8,221,997
Ethan Allen Interiors Inc.	339,598	4,557,405
Furniture Brands International Inc.(a)	576,616	3,148,323
Hooker Furniture Corp.	149,722	1,852,061
Kimball International Inc. Class B	444,744	3,789,219
La-Z-Boy Inc.(a)(b)	711,532	6,780,900
Sealy Corp.(a)(b)	628,327	1,985,513
Stanley Furniture Co. Inc.(a)	144,323	1,464,878
Tempur-Pedic International Inc.(a)(b)	1,035,255	24,463,076
TiVo Inc.(a)	1,532,238	15,598,183
Universal Electronics Inc.(a)	188,146	4,368,750

		80,751,589
HOUSEHOLD PRODUCTS & WARES—0.94%
ACCO Brands Corp.(a)	753,812	5,487,751
American Greetings Corp. Class A	544,976	11,875,027
Blyth Inc.	81,930	2,762,680
Central Garden & Pet Co. Class A(a)	859,828	8,546,690
CSS Industries Inc.	103,700	2,015,928
Ennis Inc.	358,958	6,026,905
Fossil Inc.(a)	648,456	21,762,183
Helen of Troy Ltd.(a)	412,557	10,091,144
Oil-Dri Corp. of America	71,859	1,113,815
Prestige Brands Holdings Inc.(a)	469,930	3,693,650
Standard Register Co. (The)	244,312	1,245,991
Tupperware Brands Corp.	865,460	40,304,472
WD-40 Co.	228,121	7,381,996

		122,308,232
HOUSEWARES—0.06%
National Presto Industries Inc.	66,271	7,238,781

		7,238,781
INSURANCE—3.25%
Ambac Financial Group Inc.(a)(b)	3,990,850	3,312,406
American Equity Investment Life Holding Co.	803,686	5,979,424
American Physicians Capital Inc.	121,984	3,698,555
American Physicians Service Group Inc.	88,617	2,044,394
American Safety Insurance Holdings Ltd.(a)	118,678	1,714,897
Amerisafe Inc.(a)	260,551	4,682,101
AmTrust Financial Services Inc.	315,453	3,728,654
Argo Group International Holdings Ltd.(a)	426,187	12,419,089
Assured Guaranty Ltd.	1,699,637	36,984,101
Baldwin & Lyons Inc. Class B	112,897	2,778,395
Citizens Inc.(a)(b)	460,826	3,009,194
CNA Surety Corp.(a)	233,463	3,476,264
Conseco Inc.(a)	2,792,326	13,961,630

Crawford & Co. Class B(a)	290,550	1,144,767
Delphi Financial Group Inc. Class A	639,527	14,306,219
Donegal Group Inc. Class A	160,268	2,490,565
Eastern Insurance Holdings Inc.	109,484	943,752
eHealth Inc.(a)	323,160	5,309,519
EMC Insurance Group Inc.	67,832	1,459,066
Employers Holdings Inc.	437,297	6,708,136
Enstar Group Ltd.(a)	92,442	6,750,115
FBL Financial Group Inc. Class A	179,898	3,331,711
First Acceptance Corp.(a)(b)	235,303	458,841
First Mercury Financial Corp.	198,648	2,723,464
Flagstone Reinsurance Holdings Ltd.	540,687	5,915,116
FPIC Insurance Group Inc.(a)	97,500	3,765,450
Greenlight Capital Re Ltd. Class A(a)	389,456	9,179,478
Hallmark Financial Services Inc.(a)	132,178	1,052,137
Harleysville Group Inc.	181,999	5,785,748
Horace Mann Educators Corp.	541,446	6,768,075
Independence Holding Co.	89,567	519,489
Infinity Property and Casualty Corp.	189,655	7,707,579
Kansas City Life Insurance Co.	59,046	1,756,619
Life Partners Holdings Inc.(b)	102,191	2,165,427
Maiden Holdings Ltd.	689,551	5,047,513
Max Capital Group Ltd.	637,906	14,225,304
Meadowbrook Insurance Group Inc.	793,965	5,875,341
Mercer Insurance Group Inc.	78,062	1,418,387
MGIC Investment Corp.(a)(b)	1,729,802	9,998,256
Montpelier Re Holdings Ltd.	1,193,407	20,669,809
National Interstate Corp.	84,808	1,438,344
National Western Life Insurance Co. Class A	31,219	5,420,243
Navigators Group Inc. (The)(a)	172,563	8,129,443
NYMAGIC Inc.	67,004	1,111,596
Phoenix Companies Inc. (The)(a)	1,597,038	4,439,766
Platinum Underwriters Holdings Ltd.	707,169	27,077,501
PMA Capital Corp. Class A(a)	447,631	2,820,075
PMI Group Inc. (The)(a)(b)	1,014,972	2,557,729
Presidential Life Corp.	287,682	2,632,290
Primus Guaranty Ltd.(a)(b)	258,636	788,840
ProAssurance Corp.(a)	457,738	24,585,108
Radian Group Inc.(b)	1,132,283	8,276,989
RLI Corp.	258,265	13,752,611
Safety Insurance Group Inc.	183,223	6,638,169
SeaBright Insurance Holdings Inc.(a)	301,026	3,458,789
Selective Insurance Group Inc.	730,414	12,015,310
State Auto Financial Corp.	198,326	3,669,031
Stewart Information Services Corp.	238,529	2,690,607
Tower Group Inc.	615,088	14,399,210
United America Indemnity Ltd. Class A(a)	509,034	4,031,549
United Fire & Casualty Co.	306,092	5,580,057
Universal American Corp.(a)	375,179	4,389,594
Universal Insurance Holdings Inc.	183,904	1,079,516
Zenith National Insurance Corp.	493,924	14,699,178

		420,946,532
INTERNET—3.36%
AboveNet Inc.(a)	181,597	11,811,069
ActivIdentity Corp.(a)	640,093	1,504,219
Ancestry.com Inc.(a)	107,044	1,499,686
Archipelago Learning Inc.(a)	99,652	2,062,796
Ariba Inc.(a)	1,208,065	15,124,974
Art Technology Group Inc.(a)	1,750,702	7,895,666
AsiaInfo Holdings Inc.(a)(b)	431,247	13,140,096
Blue Coat Systems Inc.(a)	545,980	15,582,269
Blue Nile Inc.(a)	175,050	11,085,917

China Information Security Technology Inc.(a)(b)	375,218	2,311,343
Chordiant Software Inc.(a)	421,504	1,159,136
Cogent Communications Group Inc.(a)(b)	612,443	6,038,688
comScore Inc.(a)	297,829	5,226,899
Constant Contact Inc.(a)(b)	331,066	5,297,056
CyberSource Corp.(a)	955,026	19,205,573
DealerTrack Holdings Inc.(a)	519,408	9,759,676
Dice Holdings Inc.(a)	219,526	1,437,895
Digital River Inc.(a)	527,900	14,248,021
Drugstore.com Inc.(a)	1,204,953	3,723,305
EarthLink Inc.	1,461,508	12,145,131
ePlus Inc.(a)	51,590	851,751
eResearchTechnology Inc.(a)	591,052	3,552,223
Global Sources Ltd.(a)	224,885	1,405,531
GSI Commerce Inc.(a)	419,337	10,646,966
Health Grades Inc.(a)	331,429	1,421,830
i2 Technologies Inc.(a)	223,593	4,275,098
iMergent Inc.(b)	109,163	662,619
InfoSpace Inc.(a)	485,748	4,162,860
Internap Network Services Corp.(a)	705,273	3,314,783
Internet Brands Inc. Class A(a)	380,776	2,981,476
Internet Capital Group Inc.(a)	509,989	3,391,427
iPass Inc.(a)	702,896	731,012
j2 Global Communications Inc.(a)	616,885	12,553,610
Keynote Systems Inc.	170,077	1,855,540
Knot Inc. (The)(a)	417,029	4,199,482
Lionbridge Technologies Inc.(a)	799,990	1,839,977
Liquidity Services Inc.(a)	208,832	2,102,938
LoopNet Inc.(a)(b)	279,789	2,781,103
MercadoLibre Inc.(a)	357,069	18,521,169
ModusLink Global Solutions Inc.(a)	631,480	5,942,227
Move Inc.(a)	2,141,263	3,554,497
NIC Inc.	696,632	6,367,216
NutriSystem Inc.(b)	424,679	13,237,244
1-800-FLOWERS.COM Inc.(a)	367,683	974,360
Online Resources Corp.(a)	354,113	1,862,634
OpenTable Inc.(a)(b)	41,998	1,069,269
Openwave Systems Inc.(a)	1,158,000	2,640,240
Orbitz Worldwide Inc.(a)	503,361	3,694,670
Overstock.com Inc.(a)(b)	217,737	2,952,514
PCTEL Inc.(a)	263,268	1,558,547
Perficient Inc.(a)	396,979	3,346,533
Rackspace Hosting Inc.(a)(b)	917,770	19,135,505
RealNetworks Inc.(a)	1,150,913	4,269,887
RightNow Technologies Inc.(a)	301,085	5,229,846
S1 Corp.(a)	730,013	4,759,685
Safeguard Scientifics Inc.(a)	282,656	2,914,183
Sapient Corp.(a)	1,166,408	9,646,194
Shutterfly Inc.(a)	286,258	5,098,255
SonicWALL Inc.(a)	743,533	5,658,286
Sourcefire Inc.(a)	306,077	8,187,560
Stamps.com Inc.(a)	116,358	1,047,222
Support.com Inc.(a)	647,790	1,710,166
TechTarget Inc.(a)	162,101	912,629
TeleCommunication Systems Inc.(a)	538,967	5,217,201
Terremark Worldwide Inc.(a)	802,603	5,489,805
TIBCO Software Inc.(a)	2,426,260	23,364,884
Travelzoo Inc.(a)(b)	77,442	951,762
United Online Inc.	1,155,603	8,308,786
US Auto Parts Network Inc.(a)	137,247	713,684
ValueClick Inc.(a)	1,202,640	12,170,717
Vasco Data Security International Inc.(a)	371,211	2,327,493
Vitacost.com Inc.(a)	152,662	1,590,738

Vocus Inc.(a)(b)	229,924	4,138,632
Web.com Group Inc.(a)	367,058	2,396,889
Websense Inc.(a)	612,222	10,689,396
Zix Corp.(a)(b)	882,367	1,508,848

		436,149,014
INVESTMENT COMPANIES—0.89%
Allied Capital Corp.(a)(b)	2,471,414	8,921,805
American Capital Ltd.(a)(b)	3,870,121	9,443,095
Apollo Investment Corp.	2,252,081	21,462,332
Ares Capital Corp.	1,514,863	18,860,044
BlackRock Kelso Capital Corp.(d)	174,430	1,486,144
Capital Southwest Corp.	41,157	3,243,172
Fifth Street Finance Corp.	451,999	4,854,469
Gladstone Capital Corp.	293,322	2,258,579
Gladstone Investment Corp.	308,530	1,406,897
Harris & Harris Group Inc.(a)	429,054	1,960,777
Hercules Technology Growth Capital Inc.	488,091	5,071,265
Kayne Anderson Energy Development Co.	140,631	2,046,181
Kohlberg Capital Corp.	253,204	1,154,610
Main Street Capital Corp.(b)	97,857	1,577,455
MCG Capital Corp.(a)	907,699	3,921,260
Medallion Financial Corp.	207,857	1,698,192
MVC Capital Inc.	300,182	3,542,148
NGP Capital Resources Co.	298,872	2,429,829
PennantPark Investment Corp.	352,208	3,141,695
PennyMac Mortgage Investment Trust(a)	204,289	3,509,685
Prospect Capital Corp.(b)	871,783	10,295,757
TICC Capital Corp.	369,959	2,238,252
Triangle Capital Corp.	125,971	1,522,989

		116,046,632
IRON & STEEL—0.11%
China Precision Steel Inc.(a)(b)	433,200	888,060
General Steel Holdings Inc.(a)(b)	249,177	1,098,871
Gibraltar Industries Inc.(a)	372,920	5,866,032
Olympic Steel Inc.(b)	125,632	4,093,091
Sutor Technology Group Ltd.(a)	107,420	285,737
Universal Stainless & Alloy Products Inc.(a)	92,972	1,753,452

		13,985,243
LEISURE TIME—0.54%
Ambassadors Group Inc.	261,029	3,469,075
Brunswick Corp.	1,219,554	15,500,531
Callaway Golf Co.	891,285	6,720,289
Interval Leisure Group Inc.(a)	546,990	6,820,965
Life Time Fitness Inc.(a)(b)	556,817	13,881,448
Marine Products Corp.	137,657	678,649
Multimedia Games Inc.(a)	370,786	2,228,424
Polaris Industries Inc.(b)	423,258	18,466,747
Town Sports International Holdings Inc.(a)(b)	270,863	631,111
Universal Travel Group(a)	139,274	1,412,238

		69,809,477
LODGING—0.26%
Ameristar Casinos Inc.	353,760	5,387,765
Gaylord Entertainment Co.(a)(b)	548,389	10,830,683
Marcus Corp.	278,593	3,571,562
Monarch Casino & Resort Inc.(a)	125,121	1,013,480
Morgans Hotel Group Co.(a)(b)	302,884	1,372,065
Orient-Express Hotels Ltd. Class A(a)	1,062,434	10,773,081
Red Lion Hotels Corp.(a)	185,994	918,810

		33,867,446

MACHINERY—1.31%
Alamo Group Inc.	88,966	1,525,767
Albany International Corp. Class A	373,818	8,395,952
Altra Holdings Inc.(a)	368,365	4,549,308
Applied Industrial Technologies Inc.	584,245	12,894,287
Astec Industries Inc.(a)	250,292	6,742,866
Bolt Technology Corp.(a)	120,586	1,328,858
Briggs & Stratton Corp.	688,788	12,887,223
Cascade Corp.	125,963	3,462,723
Cognex Corp.	548,503	9,719,473
Columbus McKinnon Corp.(a)	263,007	3,592,676
Duoyuan Printing Inc.(a)	120,237	967,908
DXP Enterprises Inc.(a)	106,918	1,397,418
Flow International Corp.(a)	552,913	1,702,972
Gorman-Rupp Co. (The)	198,294	5,480,846
Hurco Companies Inc.(a)	89,550	1,325,340
Intermec Inc.(a)	857,749	11,030,652
Intevac Inc.(a)	304,445	3,491,984
iRobot Corp.(a)(b)	268,231	4,720,866
Kadant Inc.(a)	170,390	2,719,424
Lindsay Corp.(b)	170,073	6,777,409
Middleby Corp. (The)(a)(b)	225,660	11,061,853
NACCO Industries Inc. Class A	74,066	3,688,487
Nordson Corp.	464,309	28,406,425
Robbins & Myers Inc.	366,688	8,624,502
Sauer-Danfoss Inc.(a)	156,447	1,878,928
Tecumseh Products Co. Class A(a)	256,744	3,001,337
Tennant Co.	257,669	6,748,351
Twin Disc Inc.	119,046	1,242,840

		169,366,675
MACHINERY - DIVERSIFIED—0.05%
Chart Industries Inc.(a)	392,783	6,500,559

		6,500,559
MANUFACTURING—2.04%
A.O. Smith Corp.	303,509	13,169,256
Actuant Corp. Class A	936,010	17,344,265
Acuity Brands Inc.	595,588	21,226,756
American Railcar Industries Inc.	127,447	1,404,466
Ameron International Corp.	127,270	8,076,554
AZZ Inc.(a)	167,878	5,489,611
Barnes Group Inc.	643,957	10,882,873
Blount International Inc.(a)	529,766	5,350,637
Ceradyne Inc.(a)	356,471	6,847,808
China Fire & Security Group Inc.(a)(b)	194,678	2,633,993
CLARCOR Inc.	703,682	22,827,444
Colfax Corp.(a)	327,096	3,938,236
Eastman Kodak Co.(a)(b)	3,707,859	15,647,165
EnPro Industries Inc.(a)	276,003	7,289,239
ESCO Technologies Inc.	362,464	12,994,334
Federal Signal Corp.	672,635	4,049,263
Flanders Corp.(a)	230,677	1,028,819
FreightCar America Inc.	165,640	3,284,641
GP Strategies Corp.(a)	220,222	1,658,272
Griffon Corp.(a)	600,665	7,340,126
Hexcel Corp.(a)	1,334,653	17,323,796
Koppers Holdings Inc.	282,575	8,601,583
Lancaster Colony Corp.	265,361	13,188,442
LSB Industries Inc.(a)	239,409	3,375,667
Matthews International Corp. Class A	420,717	14,906,003
Myers Industries Inc.	437,074	3,977,373

PMFG Inc.(a)	181,442	2,941,175
Polypore International Inc.(a)	314,141	3,738,278
Portec Rail Products Inc.	92,942	995,409
Raven Industries Inc.	221,410	7,034,196
Smith & Wesson Holding Corp.(a)(b)	825,617	3,376,774
Standex International Corp.	171,527	3,445,977
Sturm, Ruger & Co. Inc.(b)	264,627	2,566,882
Tredegar Corp.	408,557	6,463,372

		264,418,685
MEDIA—0.49%
Acacia Research Corp. - Acacia Technologies Group(a)	443,816	4,043,164
Belo Corp. Class A	1,234,013	6,713,031
CKX Inc.(a)	802,694	4,230,197
Courier Corp.	140,886	2,007,626
Crown Media Holdings Inc. Class A(a)(b)	150,841	218,719
DG FastChannel Inc.(a)	286,723	8,008,173
Dolan Media Co.(a)	415,555	4,242,817
E.W. Scripps Co. (The) Class A(a)	397,886	2,769,287
Fisher Communications Inc.(a)	80,634	1,310,303
Journal Communications Inc. Class A	571,377	2,222,657
Lin TV Corp. Class A(a)	373,403	1,665,377
LodgeNet Interactive Corp.(a)(b)	281,833	1,558,536
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	368,679	1,821,274
Mediacom Communications Corp. Class A(a)	545,982	2,440,540
Outdoor Channel Holdings Inc.(a)	203,236	1,178,769
Playboy Enterprises Inc. Class B(a)	300,399	961,277
PRIMEDIA Inc.	230,893	833,524
Scholastic Corp.	311,592	9,294,789
Sinclair Broadcast Group Inc. Class A(a)	595,392	2,399,430
Value Line Inc.	18,380	461,522
World Wrestling Entertainment Inc.	302,050	4,630,427

		63,011,439
METAL FABRICATE & HARDWARE—0.79%
A.M. Castle & Co.	230,974	3,162,034
Ampco-Pittsburgh Corp.	117,971	3,719,626
CIRCOR International Inc.	234,512	5,905,012
Dynamic Materials Corp.	178,374	3,576,399
Eastern Co. (The)	83,366	1,119,605
Hawk Corp. Class A(a)	76,485	1,346,901
Haynes International Inc.	166,330	5,483,900
Kaydon Corp.	459,310	16,424,926
L.B. Foster Co. Class A(a)	140,076	4,175,666
Ladish Co. Inc.(a)	220,806	3,329,754
Lawson Products Inc.	56,330	994,225
Mueller Industries Inc.	513,570	12,757,079
Mueller Water Products Inc. Class A	2,126,795	11,059,334
North American Galvanizing & Coatings Inc.(a)(b)	177,807	862,364
Northwest Pipe Co.(a)	128,307	3,446,326
Omega Flex Inc.	38,571	539,994
RBC Bearings Inc.(a)	300,180	7,303,379
Sun Hydraulics Corp.(b)	172,080	4,517,100
TriMas Corp.(a)	215,005	1,455,584
Worthington Industries Inc.	832,999	10,887,297

		102,066,505
MINING—0.98%
Allied Nevada Gold Corp.(a)	762,346	11,496,178
AMCOL International Corp.	325,742	9,257,588
Brush Engineered Materials Inc.(a)	278,752	5,168,062
Century Aluminum Co.(a)	784,202	12,696,230

Coeur d’Alene Mines Corp.(a)	1,042,328	18,824,444
General Moly Inc.(a)(b)	886,247	1,843,394
Hecla Mining Co.(a)(b)	3,270,631	20,212,500
Horsehead Holding Corp.(a)	599,019	7,637,492
Kaiser Aluminum Corp.	213,175	8,872,344
Paramount Gold and Silver Corp.(a)(b)	1,085,556	1,574,056
RTI International Metals Inc.(a)	415,192	10,450,383
Stillwater Mining Co.(a)	564,478	5,351,251
United States Lime & Minerals Inc.(a)	25,464	879,272
Uranerz Energy Corp.(a)(b)	629,456	818,293
Uranium Energy Corp.(a)(b)	781,326	2,953,412
US Gold Corp.(a)(b)	1,108,506	2,749,095
USEC Inc.(a)(b)	1,552,766	5,978,149

		126,762,143
MISCELLANEOUS - MANUFACTURING—0.07%
John Bean Technologies Corp.	380,738	6,476,353
STR Holdings Inc.(a)	175,720	2,760,561

		9,236,914
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	743,683	11,884,054
HNI Corp.	620,456	17,143,199
Interface Inc. Class A	670,631	5,572,944
Knoll Inc.	649,894	6,713,405
Steelcase Inc. Class A	987,095	6,277,924

		47,591,526
OIL & GAS—2.54%
Alon USA Energy Inc.(b)	114,460	782,906
Apco Oil & Gas International Inc.	126,488	2,795,385
Approach Resources Inc.(a)	167,782	1,295,277
Arena Resources Inc.(a)	528,118	22,772,448
Atlas Energy Inc.	933,285	28,157,208
ATP Oil & Gas Corp.(a)(b)	549,180	10,039,010
Berry Petroleum Co. Class A	591,728	17,248,871
Bill Barrett Corp.(a)	530,915	16,516,766
BPZ Resources Inc.(a)(b)	1,279,494	12,155,193
Brigham Exploration Co.(a)	1,368,573	18,544,164
Bronco Drilling Co. Inc.(a)	329,327	1,669,688
Carrizo Oil & Gas Inc.(a)(b)	385,755	10,218,650
Cheniere Energy Inc.(a)(b)	783,455	1,895,961
Clayton Williams Energy Inc.(a)	81,765	2,865,046
Contango Oil & Gas Co.(a)	167,440	7,871,354
CREDO Petroleum Corp.(a)	98,200	913,260
Crosstex Energy Inc.(b)	562,214	3,401,395
Cubic Energy Inc.(a)(b)	386,729	576,226
CVR Energy Inc.(a)	320,141	2,196,167
Delek US Holdings Inc.	175,130	1,192,635
Delta Petroleum Corp.(a)(b)	2,469,643	2,568,429
Endeavour International Corp.(a)(b)	1,590,218	1,717,435
FX Energy Inc.(a)	591,847	1,686,764
GeoResources Inc.(a)	103,112	1,408,510
GMX Resources Inc.(a)(b)	431,489	5,928,659
Goodrich Petroleum Corp.(a)(b)	338,676	8,246,761
Gran Tierra Energy Inc.(a)	2,816,420	16,138,087
Gulfport Energy Corp.(a)	364,120	4,169,174
Harvest Natural Resources Inc.(a)	458,742	2,426,745
Isramco Inc.(a)(b)	14,748	1,054,482
McMoRan Exploration Co.(a)(b)	1,050,021	8,421,168
Northern Oil and Gas Inc.(a)(b)	494,996	5,860,753
Oilsands Quest Inc.(a)(b)	3,084,652	3,547,350
Panhandle Oil and Gas Inc.	99,501	2,577,076

Parker Drilling Co.(a)	1,604,907	7,944,290
Penn Virginia Corp.	627,583	13,361,242
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	265,609	4,836,740
PetroQuest Energy Inc.(a)	707,389	4,336,295
Pioneer Drilling Co.(a)	640,148	5,057,169
PrimeEnergy Corp.(a)	7,984	290,538
Rex Energy Corp.(a)	351,882	4,222,584
Rosetta Resources Inc.(a)	722,784	14,405,085
Stone Energy Corp.(a)	575,901	10,395,013
SulphCo Inc.(a)(b)	950,880	637,090
Swift Energy Co.(a)	517,084	12,389,333
Toreador Resources Corp.(b)	298,657	2,956,704
VAALCO Energy Inc.	808,674	3,679,467
Vantage Drilling Co.(a)	944,494	1,520,635
Venoco Inc.(a)	250,457	3,265,959
W&T Offshore Inc.	469,332	5,491,184
Warren Resources Inc.(a)	982,609	2,407,392
Western Refining Inc.(a)(b)	565,893	2,665,356
Zion Oil & Gas Inc.(a)(b)	193,669	1,384,733

		330,105,815
OIL & GAS SERVICES—1.39%
Allis-Chalmers Energy Inc.(a)	819,781	3,090,574
Basic Energy Services Inc.(a)	329,482	2,932,390
Boots & Coots Inc.(a)	1,088,478	1,795,989
Cal Dive International Inc.(a)	618,820	4,678,279
CARBO Ceramics Inc.	266,666	18,178,621
Complete Production Services Inc.(a)	806,619	10,486,047
Dawson Geophysical Co.(a)	108,496	2,507,343
Dril-Quip Inc.(a)	401,859	22,696,996
Geokinetics Inc.(a)	82,498	793,631
Global Industries Ltd.(a)	1,379,668	9,837,033
Gulf Island Fabrication Inc.	169,777	3,570,410
Hercules Offshore Inc.(a)	1,585,120	7,576,874
Hornbeck Offshore Services Inc.(a)	316,909	7,377,642
ION Geophysical Corp.(a)	1,468,194	8,691,708
Key Energy Services Inc.(a)	1,708,721	15,019,658
Lufkin Industries Inc.	205,430	15,037,476
Matrix Service Co.(a)	363,060	3,866,589
Natural Gas Services Group Inc.(a)	168,021	3,167,196
Newpark Resources Inc.(a)	1,225,252	5,182,816
RPC Inc.(b)	388,887	4,044,425
Superior Well Services Inc.(a)	249,168	3,553,136
T-3 Energy Services Inc.(a)	174,307	4,444,829
Tetra Technologies Inc.(a)	1,040,751	11,531,521
TGC Industries Inc.(a)	184,998	723,342
Union Drilling Inc.(a)	139,479	871,744
Willbros Group Inc.(a)	545,890	9,209,164

		180,865,433
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	74,363	2,846,616
Astronics Corp.(a)(b)	129,230	1,104,917
BWAY Holding Co.(a)	104,808	2,014,410
Graphic Packaging Holding Co.(a)	1,543,421	5,355,671
Silgan Holdings Inc.	369,542	21,389,091

		32,710,705
PHARMACEUTICALS—3.17%
Accelrys Inc.(a)	379,359	2,173,727
Acura Pharmaceuticals Inc.(a)(b)	112,713	600,760
Adolor Corp.(a)	647,881	945,906

Akorn Inc.(a)(b)	786,049	1,407,028
Alkermes Inc.(a)	1,306,829	12,297,261
Allos Therapeutics Inc.(a)	997,511	6,553,647
Alnylam Pharmaceuticals Inc.(a)(b)	498,153	8,777,456
Amicus Therapeutics Inc.(a)	211,574	839,949
Ardea Biosciences Inc.(a)(b)	196,250	2,747,500
Array BioPharma Inc.(a)	669,811	1,882,169
Auxilium Pharmaceuticals Inc.(a)(b)	639,350	19,167,713
AVANIR Pharmaceuticals Inc. Class A(a)(b)	855,658	1,625,750
AVI BioPharma Inc.(a)(b)	1,335,492	1,949,818
Biodel Inc.(a)(b)	212,621	922,775
BioDelivery Sciences International Inc.(a)(b)	143,501	563,959
BioScrip Inc.(a)	535,838	4,479,606
BioSpecifics Technologies Corp.(a)(b)	50,449	1,480,678
Cadence Pharmaceuticals Inc.(a)(b)	341,509	3,302,392
Caraco Pharmaceutical Laboratories Ltd.(a)	144,965	875,589
Catalyst Health Solutions Inc.(a)	506,946	18,488,321
Chelsea Therapeutics International Ltd.(a)(b)	370,031	999,084
China Sky One Medical Inc.(a)(b)	144,799	3,294,177
Clarient Inc.(a)	412,482	1,093,077
Cornerstone Therapeutics Inc.(a)	90,884	554,392
Cubist Pharmaceuticals Inc.(a)	796,816	15,115,600
Cumberland Pharmaceuticals Inc.(a)	112,452	1,528,223
Cypress Bioscience Inc.(a)	528,796	3,045,865
Depomed Inc.(a)	712,325	2,386,289
Discovery Laboratories Inc.(a)(b)	1,685,058	1,059,059
DURECT Corp.(a)	1,147,373	2,834,011
Dyax Corp.(a)(b)	997,793	3,382,518
Emergent BioSolutions Inc.(a)	226,668	3,080,418
Hemispherx Biopharma Inc.(a)(b)	1,656,297	927,526
Hi-Tech Pharmacal Co. Inc.(a)(b)	118,668	3,328,637
Idenix Pharmaceuticals Inc.(a)	435,626	936,596
Impax Laboratories Inc.(a)	838,858	11,408,469
Infinity Pharmaceuticals Inc.(a)	250,289	1,546,786
Insmed Inc.(a)(b)	1,733,610	1,334,880
Inspire Pharmaceuticals Inc.(a)	848,012	4,681,026
Isis Pharmaceuticals Inc.(a)	1,287,625	14,292,638
ISTA Pharmaceuticals Inc.(a)	462,042	2,106,912
Javelin Pharmaceuticals Inc.(a)	696,361	905,269
K-V Pharmaceutical Co. Class A(a)(b)	517,673	1,899,860
Lannett Co. Inc.(a)	141,160	834,256
Ligand Pharmaceuticals Inc. Class B(a)	1,573,773	3,415,087
Mannatech Inc.(b)	219,693	685,442
MannKind Corp.(a)(b)	799,149	7,000,545
MAP Pharmaceuticals Inc.(a)(b)	126,048	1,201,237
Matrixx Initiatives Inc.(a)(b)	134,634	568,155
Medicines Co. (The)(a)	728,916	6,079,159
Medicis Pharmaceutical Corp. Class A	813,507	22,005,364
Medivation Inc.(a)(b)	396,763	14,938,127
MiddleBrook Pharmaceuticals Inc.(a)(b)	502,901	256,480
Myriad Pharmaceuticals Inc.(a)	332,296	1,671,449
Nabi Biopharmaceuticals(a)	714,702	3,502,040
Neogen Corp.(a)	274,131	6,472,233
Neurocrine Biosciences Inc.(a)	545,557	1,483,915
NeurogesX Inc.(a)(b)	144,104	1,111,042
NPS Pharmaceuticals Inc.(a)	660,923	2,247,138
Nutraceutical International Corp.(a)	152,195	1,882,652
Obagi Medical Products Inc.(a)	239,976	2,879,712
Omega Protein Corp.(a)	261,603	1,140,589
Onyx Pharmaceuticals Inc.(a)	853,079	25,029,338
Opko Health Inc.(a)(b)	609,082	1,114,620
Osiris Therapeutics Inc.(a)(b)	232,877	1,662,742
Pain Therapeutics Inc.(a)	482,893	2,588,306

Par Pharmaceutical Companies Inc.(a)	480,966	13,014,940
PetMed Express Inc.(b)	322,520	5,686,028
Pharmasset Inc.(a)	289,033	5,982,983
PharMerica Corp.(a)	421,516	6,693,674
Poniard Pharmaceuticals Inc.(a)(b)	326,290	597,111
POZEN Inc.(a)	363,703	2,178,581
Progenics Pharmaceuticals Inc.(a)	372,382	1,653,376
Questcor Pharmaceuticals Inc.(a)	796,997	3,785,736
Repros Therapeutics Inc.(a)(b)	184,226	146,754
Rigel Pharmaceuticals Inc.(a)	688,511	6,547,740
Salix Pharmaceuticals Ltd.(a)	767,360	19,490,944
Santarus Inc.(a)	719,981	3,326,312
Schiff Nutrition International Inc.	157,562	1,232,135
SciClone Pharmaceuticals Inc.(a)	495,754	1,155,107
SIGA Technologies Inc.(a)(b)	423,136	2,454,189
Spectrum Pharmaceuticals Inc.(a)(b)	600,389	2,665,727
Star Scientific Inc.(a)(b)	1,106,964	774,875
Sucampo Pharmaceuticals Inc.(a)	150,412	607,664
Synta Pharmaceuticals Corp.(a)(b)	228,641	1,156,923
Synutra International Inc.(a)(b)	247,801	3,347,792
Theravance Inc.(a)(b)	736,841	9,630,512
USANA Health Sciences Inc.(a)(b)	87,066	2,777,405
Vanda Pharmaceuticals Inc.(a)(b)	337,158	3,789,656
ViroPharma Inc.(a)	1,070,586	8,982,217
VIVUS Inc.(a)(b)	1,110,588	10,206,304
XenoPort Inc.(a)	412,202	7,650,469
Zymogenetics Inc.(a)(b)	520,533	3,326,206

		411,454,304
REAL ESTATE—0.31%
American Realty Investors Inc.(a)	35,567	435,696
Avatar Holdings Inc.(a)	108,382	1,843,578
Consolidated-Tomoka Land Co.	75,018	2,621,129
Forestar Group Inc.(a)	495,811	10,897,926
Government Properties Income Trust	159,611	3,667,861
Hilltop Holdings Inc.(a)	547,924	6,377,835
Resource Capital Corp.	287,813	1,416,040
Starwood Property Trust Inc.	642,160	12,130,402
Transcontinental Realty Investors Inc.(a)(b)	19,825	236,116
United Capital Corp.(a)	27,274	649,667

		40,276,250
REAL ESTATE INVESTMENT TRUSTS—6.02%
Acadia Realty Trust	548,523	9,253,583
Agree Realty Corp.	98,920	2,303,847
Alexander’s Inc.(a)	28,360	8,633,351
American Campus Communities Inc.	721,336	20,269,542
American Capital Agency Corp.	224,486	5,957,858
Anworth Mortgage Asset Corp.	1,568,068	10,976,476
Apollo Commercial Real Estate Finance Inc.(a)	138,498	2,491,579
Ashford Hospitality Trust Inc.(a)(b)	728,961	3,382,379
Associated Estates Realty Corp.	195,035	2,198,044
BioMed Realty Trust Inc.	1,355,176	21,384,677
CapLease Inc.	676,729	2,964,073
Capstead Mortgage Corp.	956,878	13,061,385
Care Investment Trust Inc.	171,742	1,336,153
CBL & Associates Properties Inc.(b)	1,905,822	18,429,299
Cedar Shopping Centers Inc.	539,990	3,671,932
Cogdell Spencer Inc.	416,912	2,359,722
Colonial Properties Trust	916,760	10,753,595
Colony Financial Inc.	198,914	4,051,878
Cousins Properties Inc.	1,017,959	7,767,027
CreXus Investment Corp.(a)	189,451	2,644,736

Cypress Sharpridge Investments Inc.	229,239	3,097,019
DCT Industrial Trust Inc.	2,825,144	14,182,223
Developers Diversified Realty Corp.	2,234,218	20,688,859
DiamondRock Hospitality Co.	1,620,145	13,722,628
DuPont Fabros Technology Inc.	365,735	6,579,573
Dynex Capital Inc.	156,865	1,369,431
EastGroup Properties Inc.	351,503	13,455,535
Education Realty Trust Inc.	787,063	3,809,385
Entertainment Properties Trust	580,703	20,481,395
Equity Lifestyle Properties Inc.	349,305	17,629,423
Equity One Inc.(b)	452,168	7,311,557
Extra Space Storage Inc.	1,194,406	13,795,389
FelCor Lodging Trust Inc.(a)	898,281	3,233,812
First Industrial Realty Trust Inc.(a)	734,041	3,839,034
First Potomac Realty Trust	415,189	5,218,926
Franklin Street Properties Corp.	931,017	13,602,158
Getty Realty Corp.	241,665	5,686,377
Gladstone Commercial Corp.	119,634	1,604,292
Glimcher Realty Trust	857,894	2,316,314
Gramercy Capital Corp.(a)	591,152	1,531,084
Hatteras Financial Corp.	500,333	13,989,311
Healthcare Realty Trust Inc.	819,896	17,594,968
Hersha Hospitality Trust	693,157	2,176,513
Highwoods Properties Inc.	979,112	32,653,385
Home Properties Inc.	454,839	21,700,369
Inland Real Estate Corp.	970,731	7,911,458
Invesco Mortgage Capital Inc.	122,456	2,787,099
Investors Real Estate Trust	1,009,427	9,084,843
iStar Financial Inc.(a)(b)	1,383,324	3,541,309
Kilroy Realty Corp.(b)	596,496	18,294,532
Kite Realty Group Trust	643,190	2,617,783
LaSalle Hotel Properties	878,609	18,652,869
Lexington Realty Trust	1,342,359	8,161,543
LTC Properties Inc.	323,103	8,643,005
Medical Properties Trust Inc.	1,108,237	11,082,370
MFA Financial Inc.	3,873,942	28,473,474
Mid-America Apartment Communities Inc.	390,158	18,836,828
Mission West Properties Inc.	247,252	1,777,742
Monmouth Real Estate Investment Corp. Class A	303,297	2,256,530
National Health Investors Inc.	358,843	13,273,603
National Retail Properties Inc.	1,104,771	23,443,241
NorthStar Realty Finance Corp.(b)	920,821	3,158,416
Omega Healthcare Investors Inc.	1,228,224	23,888,957
Parkway Properties Inc.	298,886	6,222,807
Pennsylvania Real Estate Investment Trust(b)	535,651	4,531,607
Post Properties Inc.	669,748	13,127,061
PS Business Parks Inc.	247,214	12,373,061
RAIT Financial Trust(a)(b)	903,486	1,183,567
Ramco-Gershenson Properties Trust	376,195	3,588,900
Redwood Trust Inc.	1,071,422	15,492,762
Saul Centers Inc.	89,189	2,921,832
Sovran Self Storage Inc.	380,071	13,579,937
Strategic Hotels & Resorts Inc.(a)	1,043,259	1,940,462
Sun Communities Inc.	228,152	4,506,002
Sunstone Hotel Investors Inc.(a)	1,357,324	12,053,037
Tanger Factory Outlet Centers Inc.	556,620	21,702,614
UMH Properties Inc.	122,161	1,035,925
Universal Health Realty Income Trust	153,721	4,923,684
Urstadt Biddle Properties Inc. Class A	285,564	4,360,562
U-Store-It Trust	1,100,410	8,055,001
Walter Investment Management Corp.	318,153	4,559,132
Washington Real Estate Investment Trust	805,261	22,184,941

Winthrop Realty Trust	162,501	1,764,761

		781,153,353
RETAIL—6.04%
AFC Enterprises Inc.(a)	351,290	2,866,526
Allion Healthcare Inc.(a)	304,454	1,997,218
America’s Car-Mart Inc.(a)	137,735	3,626,563
AnnTaylor Stores Corp.(a)	809,787	11,045,495
Asbury Automotive Group Inc.(a)	444,398	5,123,909
Bebe Stores Inc.	332,684	2,085,929
Benihana Inc. Class A(a)	183,874	696,882
Big 5 Sporting Goods Corp.	297,236	5,106,514
BJ’s Restaurants Inc.(a)	270,895	5,098,244
Bob Evans Farms Inc.	424,531	12,290,172
Books-A-Million Inc.	98,577	662,437
Borders Group Inc.(a)	675,955	797,627
Brown Shoe Co. Inc.	574,519	5,670,503
Buckle Inc. (The)(b)	352,638	10,325,241
Buffalo Wild Wings Inc.(a)(b)	248,691	10,014,787
Build-A-Bear Workshop Inc.(a)	235,089	1,149,585
Cabela’s Inc.(a)(b)	551,831	7,869,110
California Pizza Kitchen Inc.(a)	268,170	3,606,887
Caribou Coffee Co. Inc.(a)(b)	95,074	733,971
Carrols Restaurant Group Inc.(a)	157,544	1,113,836
Casey’s General Stores Inc.	702,547	22,425,300
Cash America International Inc.	408,357	14,276,161
Cato Corp. (The) Class A	382,337	7,669,680
CEC Entertainment Inc.(a)	318,365	10,162,211
Charming Shoppes Inc.(a)	1,596,104	10,326,793
Cheesecake Factory Inc. (The)(a)	830,562	17,931,834
Children’s Place Retail Stores Inc. (The)(a)	305,236	10,075,840
Christopher & Banks Corp.	497,967	3,794,509
Citi Trends Inc.(a)	202,830	5,602,165
CKE Restaurants Inc.	674,419	5,705,585
Coldwater Creek Inc.(a)	792,616	3,535,067
Collective Brands Inc.(a)	885,589	20,164,862
Conn’s Inc.(a)(b)	138,455	808,577
Cracker Barrel Old Country Store Inc.	312,641	11,877,232
Denny’s Corp.(a)	1,334,326	2,922,174
Destination Maternity Corp.(a)	65,940	1,252,860
Dillard’s Inc. Class A(b)	708,005	13,062,692
DineEquity Inc.(a)(b)	242,941	5,901,037
Domino’s Pizza Inc.(a)(b)	511,141	4,283,362
Dress Barn Inc.(a)(b)	781,781	18,059,141
DSW Inc. Class A(a)	167,531	4,335,702
Einstein Noah Restaurant Group Inc.(a)	66,476	653,459
EZCORP Inc.(a)	625,660	10,767,609
FGX International Holdings Ltd.(a)	202,274	3,962,548
Finish Line Inc. (The) Class A	584,336	7,333,417
First Cash Financial Services Inc.(a)	317,525	7,045,880
Fred’s Inc. Class A	553,345	5,644,119
Frisch’s Restaurants Inc.	31,449	750,059
Fuqi International Inc.(a)(b)	169,908	3,049,849
Gander Mountain Co.(a)	73,922	377,002
Genesco Inc.(a)	313,494	8,608,545
Group 1 Automotive Inc.(a)	332,798	9,434,823
Haverty Furniture Companies Inc.(b)	245,910	3,376,344
hhgregg Inc.(a)	175,864	3,874,284
Hibbett Sports Inc.(a)(b)	395,105	8,688,359
Hot Topic Inc.(a)	611,153	3,886,933
HSN Inc.(a)	549,268	11,089,721
J. Crew Group Inc.(a)(b)	694,971	31,093,003
Jack in the Box Inc.(a)	789,093	15,521,459

Jo-Ann Stores Inc.(a)	365,765	13,255,324
Jos. A. Bank Clothiers Inc.(a)	252,956	10,672,214
Kenneth Cole Productions Inc. Class A(a)	105,423	1,017,332
Kirkland’s Inc.(a)	172,337	2,993,494
Krispy Kreme Doughnuts Inc.(a)(b)	812,943	2,398,182
Landry’s Restaurants Inc.(a)(b)	101,696	2,165,108
Lithia Motors Inc. Class A(a)	286,011	2,351,010
Luby’s Inc.(a)	282,260	1,038,717
lululemon athletica inc.(a)(b)	561,967	16,915,207
Lumber Liquidators Inc.(a)	199,490	5,346,332
McCormick & Schmick’s Seafood Restaurants Inc.(a)	205,891	1,433,001
Men’s Wearhouse Inc. (The)	720,219	15,167,812
Movado Group Inc.	225,143	2,188,390
New York & Co. Inc.(a)	349,342	1,498,677
99 Cents Only Stores(a)	648,067	8,470,236
Nu Skin Enterprises Inc. Class A	683,262	18,359,250
O’Charley’s Inc.(a)	241,065	1,578,976
OfficeMax Inc.(a)	1,054,762	13,384,930
P.F. Chang’s China Bistro Inc.(a)(b)	327,875	12,429,741
Pacific Sunwear of California Inc.(a)	912,839	3,633,099
Pantry Inc. (The)(a)	311,914	4,238,911
Papa John’s International Inc.(a)	301,359	7,039,746
PC Connection Inc.(a)	132,131	891,884
PC Mall Inc.(a)	144,426	753,904
Pep Boys - Manny, Moe & Jack (The)	672,771	5,691,643
Pier 1 Imports Inc.(a)(b)	1,593,177	8,109,271
PriceSmart Inc.	221,685	4,531,241
Red Robin Gourmet Burgers Inc.(a)	215,500	3,857,450
Regis Corp.	789,578	12,293,729
Retail Ventures Inc.(a)	345,992	3,075,869
Rex Stores Corp.(a)	100,758	1,416,657
Ruby Tuesday Inc.(a)	899,020	6,472,944
rue21 Inc.(a)	93,713	2,632,398
Rush Enterprises Inc. Class A(a)	441,447	5,248,805
Ruth’s Hospitality Group Inc.(a)	277,596	580,176
Saks Inc.(a)(b)	1,744,353	11,442,956
Sally Beauty Holdings Inc.(a)	1,299,142	9,938,436
School Specialty Inc.(a)	259,682	6,073,962
Shoe Carnival Inc.(a)	124,867	2,556,027
Sonic Automotive Inc.(a)	424,981	4,415,553
Sonic Corp.(a)	839,726	8,456,041
Sport Supply Group Inc.	128,622	1,619,351
Stage Stores Inc.	524,784	6,486,330
Steak n Shake Co. (The)(a)	16,629	5,389,792
Stein Mart Inc.(a)	354,631	3,780,366
Susser Holdings Corp.(a)	107,051	919,568
Syms Corp.(a)	91,703	663,013
Systemax Inc.	141,820	2,227,992
Talbots Inc. (The)(a)(b)	336,852	3,001,351
Texas Roadhouse Inc.(a)(b)	691,480	7,765,320
Titan Machinery Inc.(a)	180,222	2,079,762
Tractor Supply Co.(a)(b)	496,059	26,271,285
Tuesday Morning Corp.(a)	417,949	1,078,308
Ulta Salon Cosmetics & Fragrance Inc.(a)	382,329	6,943,095
Under Armour Inc. Class A(a)(b)	457,912	12,487,260
Vitamin Shoppe Inc.(a)	126,001	2,802,262
West Marine Inc.(a)	199,710	1,609,663
Wet Seal Inc. Class A(a)	1,345,394	4,641,609
World Fuel Services Corp.	814,660	21,824,741
Zale Corp.(a)(b)	329,941	897,440
Zumiez Inc.(a)	281,241	3,577,386

		783,292,162

SAVINGS & LOANS—1.09%
Abington Bancorp Inc.	305,475	2,104,723
Astoria Financial Corp.	1,182,269	14,695,604
BankFinancial Corp.	297,457	2,944,824
Beneficial Mutual Bancorp Inc.(a)	451,106	4,438,883
Berkshire Hills Bancorp Inc.	189,308	3,914,889
Brookline Bancorp Inc.	816,258	8,089,117
Brooklyn Federal Bancorp Inc.	42,990	431,620
Cape Bancorp Inc.(a)	164,465	1,105,205
Cheviot Financial Corp.(b)	40,236	297,344
Chicopee Bancorp Inc.(a)	90,292	1,126,844
Clifton Savings Bancorp Inc.	129,645	1,214,774
Danvers Bancorp Inc.	302,846	3,933,970
Dime Community Bancshares Inc.	358,499	4,201,608
ESB Financial Corp.(b)	128,365	1,696,985
ESSA Bancorp Inc.	211,821	2,478,306
First Defiance Financial Corp.	113,385	1,280,117
First Financial Holdings Inc.	220,821	2,868,465
First Financial Northwest Inc.	254,974	1,670,080
Flagstar Bancorp Inc.(a)(b)	951,454	570,872
Flushing Financial Corp.	416,106	4,685,354
Fox Chase Bancorp Inc.(a)	75,229	716,180
Heritage Financial Group	28,700	208,075
Home Bancorp Inc.(a)	124,743	1,520,617
Home Federal Bancorp Inc.	231,584	3,082,383
Investors Bancorp Inc.(a)	649,999	7,110,989
Kearny Financial Corp.	252,729	2,547,508
Kentucky First Federal Bancorp	43,148	474,628
Legacy Bancorp Inc.	103,011	1,015,688
Meridian Interstate Bancorp Inc.(a)	136,372	1,185,073
NASB Financial Inc.	47,428	1,104,598
NewAlliance Bancshares Inc.	1,476,353	17,731,000
Northeast Community Bancorp Inc.	81,432	535,008
Northwest Bancshares Inc.	529,489	5,993,815
OceanFirst Financial Corp.	181,209	2,047,662
Oritani Financial Corp.	141,177	1,938,360
Provident Financial Services Inc.	827,457	8,812,417
Provident New York Bancorp	480,351	4,054,162
Prudential Bancorp Inc. of Pennsylvania(b)	52,281	497,715
Rockville Financial Inc.	115,289	1,210,535
Roma Financial Corp.	115,593	1,428,729
Territorial Bancorp Inc.(a)	169,851	3,065,811
United Financial Bancorp Inc.	228,271	2,992,633
ViewPoint Financial Group	141,736	2,042,416
Waterstone Financial Inc.(a)	98,365	201,648
Westfield Financial Inc.	433,124	3,573,273
WSFS Financial Corp.	97,649	2,502,744

		141,343,251
SEMICONDUCTORS—3.10%
Actel Corp.(a)	361,046	4,289,226
Advanced Analogic Technologies Inc.(a)	597,140	2,352,732
Amkor Technology Inc.(a)	1,511,174	10,820,006
ANADIGICS Inc.(a)	877,054	3,701,168
Applied Micro Circuits Corp.(a)	910,924	6,804,602
ATMI Inc.(a)	433,648	8,074,526
Brooks Automation Inc.(a)	889,043	7,627,989
Cabot Microelectronics Corp.(a)	323,777	10,671,690
Cavium Networks Inc.(a)	501,238	11,944,502
CEVA Inc.(a)	271,103	3,486,385
Cirrus Logic Inc.(a)	901,853	6,150,637
Cohu Inc.	322,509	4,499,001

Diodes Inc.(a)	464,429	9,497,573
DSP Group Inc.(a)	316,864	1,783,944
EMCORE Corp.(a)(b)	1,040,978	1,113,846
Emulex Corp.(a)	1,146,864	12,500,818
Entegris Inc.(a)	1,798,774	9,497,527
Entropic Communications Inc.(a)	733,960	2,253,257
Exar Corp.(a)	488,734	3,474,899
FormFactor Inc.(a)	682,179	14,844,215
GSI Technology Inc.(a)	257,787	1,154,886
Hittite Microwave Corp.(a)	296,133	12,067,420
IPG Photonics Corp.(a)	319,126	5,342,169
IXYS Corp.(a)	329,381	2,444,007
Kopin Corp.(a)	931,818	3,894,999
Kulicke and Soffa Industries Inc.(a)	943,958	5,087,934
Lattice Semiconductor Corp.(a)	1,592,102	4,298,675
Micrel Inc.	626,141	5,134,356
Microsemi Corp.(a)	1,122,021	19,915,873
Microtune Inc.(a)	719,078	1,625,116
MIPS Technologies Inc. Class A(a)	625,658	2,734,125
MKS Instruments Inc.(a)	681,458	11,864,184
Monolithic Power Systems Inc.(a)	468,278	11,224,624
NetLogic Microsystems Inc.(a)(b)	249,909	11,560,790
OmniVision Technologies Inc.(a)	692,133	10,056,692
Pericom Semiconductor Corp.(a)	351,219	4,049,555
Photronics Inc.(a)(b)	735,638	3,273,589
PLX Technology Inc.(a)	475,955	1,537,335
Power Integrations Inc.	329,368	11,975,820
Rubicon Technology Inc.(a)(b)	174,135	3,536,682
Rudolph Technologies Inc.(a)	428,443	2,879,137
Semtech Corp.(a)	843,701	14,351,354
Silicon Image Inc.(a)	1,039,315	2,681,433
Skyworks Solutions Inc.(a)	2,314,197	32,838,455
Standard Microsystems Corp.(a)	303,512	6,306,979
Supertex Inc.(a)	151,318	4,509,276
Techwell Inc.(a)	218,664	2,886,365
Tessera Technologies Inc.(a)	672,375	15,646,166
TriQuint Semiconductor Inc.(a)	2,037,483	12,224,898
Ultratech Inc.(a)	326,143	4,846,485
Veeco Instruments Inc.(a)	532,577	17,596,344
Virage Logic Corp.(a)	226,525	1,245,888
Volterra Semiconductor Corp.(a)	312,915	5,982,935
White Electronic Designs Corp.(a)	320,303	1,495,815
Zoran Corp.(a)	713,868	7,888,241

		401,547,145
SHIPBUILDING—0.01%
Todd Shipyards Corp.	80,596	1,350,789

		1,350,789
SOFTWARE—4.41%
ACI Worldwide Inc.(a)	484,300	8,305,745
Actuate Corp.(a)	621,294	2,659,138
Acxiom Corp.(a)	938,506	12,594,751
Advent Software Inc.(a)(b)	211,317	8,606,941
American Reprographics Co.(a)	504,962	3,539,784
American Software Inc. Class A	310,053	1,860,318
AMICAS Inc.(a)	489,779	2,664,398
ArcSight Inc.(a)	254,466	6,509,240
athenahealth Inc.(a)(b)	462,934	20,943,134
Avid Technology Inc.(a)	389,821	4,974,116
Blackbaud Inc.	605,902	14,317,464
Blackboard Inc.(a)	437,582	19,861,847
Bottomline Technologies Inc.(a)	346,416	6,086,529

Callidus Software Inc.(a)	360,879	1,089,855
China TransInfo Technology Corp.(a)(b)	120,951	988,170
CommVault Systems Inc.(a)	575,431	13,631,960
Computer Programs and Systems Inc.	134,905	6,212,375
Concur Technologies Inc.(a)	549,791	23,503,565
CSG Systems International Inc.(a)	485,734	9,272,662
Deltek Inc.(a)	254,886	1,983,013
DemandTec Inc.(a)	279,138	2,448,040
Digi International Inc.(a)	342,116	3,120,098
DivX Inc.(a)	450,848	2,542,783
Double-Take Software Inc.(a)	238,275	2,380,367
Ebix Inc.(a)(b)	103,852	5,071,093
Eclipsys Corp.(a)	776,750	14,385,410
Epicor Software Corp.(a)	652,587	4,972,713
EPIQ Systems Inc.(a)	447,418	6,259,378
Fair Isaac Corp.	675,451	14,393,861
FalconStor Software Inc.(a)	478,489	1,942,665
Global Defense Technology & Systems Inc.(a)	64,038	1,054,065
GSE Systems Inc.(a)	232,262	1,272,796
inContact Inc.(a)	378,377	1,108,645
infoGROUP Inc.(a)	474,076	3,802,090
Informatica Corp.(a)	1,204,372	31,145,060
InnerWorkings Inc.(a)(b)	342,053	2,018,113
Interactive Intelligence Inc.(a)	175,202	3,230,725
JDA Software Group Inc.(a)	402,890	10,261,608
Lawson Software Inc.(a)	1,901,387	12,644,224
ManTech International Corp. Class A(a)	302,647	14,611,797
MedAssets Inc.(a)	545,228	11,564,286
Medidata Solutions Inc.(a)	100,977	1,575,241
MicroStrategy Inc. Class A(a)	125,121	11,763,876
MoneyGram International Inc.(a)(b)	1,147,163	3,303,829
Monotype Imaging Holdings Inc.(a)	301,155	2,719,430
NetSuite Inc.(a)(b)	231,572	3,700,521
Omnicell Inc.(a)	436,307	5,100,429
OPNET Technologies Inc.	181,377	2,210,986
Parametric Technology Corp.(a)	1,601,626	26,170,569
Pegasystems Inc.	207,520	7,055,680
Pervasive Software Inc.(a)	214,720	1,034,950
Phase Forward Inc.(a)	596,442	9,155,385
Phoenix Technologies Ltd.(a)	488,065	1,342,179
Progress Software Corp.(a)	551,600	16,112,236
PROS Holdings Inc.(a)	264,963	2,742,367
QAD Inc.	174,705	1,067,448
Quality Systems Inc.(b)	325,848	20,459,996
Quest Software Inc.(a)	845,197	15,551,625
Renaissance Learning Inc.	90,503	1,028,114
Rosetta Stone Inc.(a)(b)	87,268	1,566,461
Schawk Inc.	208,408	2,834,349
SeaChange International Inc.(a)	442,356	2,906,279
Smith Micro Software Inc.(a)	394,236	3,603,317
SolarWinds Inc.(a)(b)	167,569	3,855,763
Solera Holdings Inc.	960,801	34,598,444
Synchronoss Technologies Inc.(a)	263,084	4,159,358
SYNNEX Corp.(a)	266,176	8,160,956
Take-Two Interactive Software Inc.(a)(b)	1,110,731	11,162,847
Taleo Corp. Class A(a)	543,873	12,791,893
THQ Inc.(a)	933,317	4,703,918
Trident Microsystems Inc.(a)	876,498	1,630,286
Ultimate Software Group Inc.(a)	336,820	9,892,403
Unica Corp.(a)	198,656	1,539,584
VeriFone Holdings Inc.(a)	997,296	16,335,708

		571,671,249

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc.(a)	490,348	6,909,003

		6,909,003
TELECOMMUNICATIONS—4.24%
Acme Packet Inc.(a)	537,071	5,907,781
Adaptec Inc.(a)	1,683,345	5,639,206
ADC Telecommunications Inc.(a)	1,335,926	8,296,100
ADTRAN Inc.	763,896	17,225,855
Airvana Inc.(a)	348,846	2,651,230
Alaska Communications Systems Group Inc.(b)	610,553	4,872,213
Anaren Inc.(a)	201,830	3,037,542
Anixter International Inc.(a)	411,612	19,386,925
Applied Signal Technology Inc.	180,366	3,479,260
ARRIS Group Inc.(a)	1,712,836	19,577,715
Aruba Networks Inc.(a)	814,382	8,681,312
Atheros Communications Inc.(a)(b)	883,422	30,248,369
Atlantic Tele-Network Inc.	123,614	6,800,006
BigBand Networks Inc.(a)	494,172	1,699,952
Black Box Corp.	242,477	6,871,798
Cbeyond Inc.(a)(b)	319,938	5,039,024
Cincinnati Bell Inc.(a)	2,807,491	9,685,844
Communications Systems Inc.	85,395	1,062,314
Comtech Telecommunications Corp.(a)(b)	388,902	13,631,015
Consolidated Communications Holdings Inc.	321,982	5,634,685
CPI International Inc.(a)	102,702	1,359,774
DigitalGlobe Inc.(a)	203,323	4,920,417
EMS Technologies Inc.(a)	211,339	3,064,416
Extreme Networks Inc.(a)	1,233,780	3,540,949
General Communication Inc. Class A(a)	583,467	3,722,519
GeoEye Inc.(a)(b)	256,478	7,150,607
Global Crossing Ltd.(a)	401,014	5,714,450
Globecomm Systems Inc.(a)	291,053	2,276,034
Harmonic Inc.(a)	1,322,729	8,372,875
Harris Stratex Networks Inc.(a)	815,199	5,633,025
Hickory Tech Corp.(b)	182,213	1,608,941
Hughes Communications Inc.(a)	123,651	3,218,636
Infinera Corp.(a)(b)	1,161,005	10,298,114
InterDigital Inc.(a)	604,283	16,037,671
Iowa Telecommunications Services Inc.	452,109	7,577,347
Ixia(a)	436,154	3,244,986
Knology Inc.(a)	410,372	4,493,573
KVH Industries Inc.(a)	194,246	2,865,129
LogMeIn Inc.(a)	103,209	2,059,020
Loral Space & Communications Inc.(a)	147,977	4,677,553
MasTec Inc.(a)	720,176	9,002,200
NETGEAR Inc.(a)	475,389	10,311,187
Network Equipment Technologies Inc.(a)	406,499	1,646,321
Neutral Tandem Inc.(a)	453,760	10,323,040
Newport Corp.(a)	499,719	4,592,418
Novatel Wireless Inc.(a)(b)	422,632	3,368,377
NTELOS Holdings Corp.	417,508	7,439,993
Oplink Communications Inc.(a)	282,914	4,636,960
Opnext Inc.(a)	384,328	730,223
PAETEC Holding Corp.(a)	1,697,153	7,043,185
ParkerVision Inc.(a)(b)	410,569	751,341
Plantronics Inc.	675,940	17,560,921
Polycom Inc.(a)	1,158,713	28,933,064
Powerwave Technologies Inc.(a)	1,835,169	2,312,313
Preformed Line Products Co.	30,830	1,350,354
Premiere Global Services Inc.(a)	838,909	6,920,999
RCN Corp.(a)	504,186	5,470,418
RF Micro Devices Inc.(a)	3,674,884	17,529,197

SAVVIS Inc.(a)	499,757	7,021,586
Shenandoah Telecommunications Co.	326,762	6,649,607
ShoreTel Inc.(a)	613,824	3,547,903
Sonus Networks Inc.(a)	2,850,490	6,014,534
SureWest Communications(a)	199,423	1,986,253
Switch & Data Facilities Co. Inc.(a)(b)	281,335	5,685,780
Sycamore Networks Inc.	266,271	5,567,727
Symmetricom Inc.(a)	605,982	3,151,106
Syniverse Holdings Inc.(a)	946,407	16,543,194
Tekelec(a)	920,356	14,063,040
3Com Corp.(a)	5,355,188	40,163,910
USA Mobility Inc.	313,892	3,455,951
UTStarcom Inc.(a)(b)	1,572,071	3,442,835
Viasat Inc.(a)	359,042	11,410,355

		549,890,474
TEXTILES—0.12%
G&K Services Inc. Class A	255,526	6,421,368
UniFirst Corp.	195,208	9,391,457

		15,812,825
TOYS, GAMES & HOBBIES—0.08%
JAKKS Pacific Inc.(a)	385,837	4,676,344
LeapFrog Enterprises Inc.(a)	473,083	1,849,755
RC2 Corp.(a)	295,010	4,351,398

		10,877,497
TRANSPORTATION—1.81%
Air Transport Services Group Inc.(a)(b)	773,061	2,040,881
American Commercial Lines Inc.(a)(b)	125,832	2,306,501
Arkansas Best Corp.	349,837	10,295,703
Atlas Air Worldwide Holdings Inc.(a)	288,486	10,746,104
Bristow Group Inc.(a)	496,007	19,071,469
CAI International Inc.(a)	135,647	1,224,892
Celadon Group Inc.(a)	306,957	3,330,483
DHT Maritime Inc.	689,621	2,537,805
Dynamex Inc.(a)	134,967	2,442,903
Eagle Bulk Shipping Inc.(a)(b)	859,859	4,256,302
Echo Global Logistics Inc.(a)	79,226	1,005,378
Forward Air Corp.	400,176	10,024,409
Genco Shipping & Trading Ltd.(a)(b)	356,007	7,967,437
General Maritime Corp.	673,738	4,709,429
Genesee & Wyoming Inc. Class A(a)	513,178	16,750,130
Golar LNG Ltd.(a)	448,485	5,749,578
GulfMark Offshore Inc.(a)	314,699	8,909,129
Heartland Express Inc.	697,346	10,648,473
Horizon Lines Inc. Class A(b)	419,751	2,338,013
Hub Group Inc. Class A(a)	513,566	13,778,976
International Shipholding Corp.	76,290	2,370,330
Knight Transportation Inc.	790,215	15,243,247
Knightsbridge Tankers Ltd.	237,498	3,149,223
Marten Transport Ltd.(a)	213,432	3,831,104
Nordic American Tanker Shipping Ltd.(b)	583,429	17,502,870
Old Dominion Freight Line Inc.(a)	384,554	11,805,808
Pacer International Inc.(a)	486,828	1,538,376
Patriot Transportation Holding Inc.(a)	17,753	1,676,948
PHI Inc.(a)	183,782	3,804,287
RailAmerica Inc.(a)	309,266	3,773,045
Saia Inc.(a)	187,762	2,782,633
Ship Finance International Ltd.(b)	608,532	8,294,291
TBS International Ltd.(a)(b)	186,691	1,372,179
Teekay Tankers Ltd. Class A(b)	145,562	1,241,644
Ultrapetrol (Bahamas) Ltd.(a)	299,251	1,424,435

Universal Truckload Services Inc.	81,732	1,479,349
USA Truck Inc.(a)	108,629	1,360,035
Werner Enterprises Inc.	588,918	11,654,687
YRC Worldwide Inc.(a)(b)	837,609	703,424

		235,141,910
TRUCKING & LEASING—0.16%
Aircastle Ltd.	648,330	6,386,051
AMERCO(a)	123,631	6,146,933
Greenbrier Companies Inc. (The)	232,282	2,411,087
TAL International Group Inc.	210,426	2,783,936
Textainer Group Holdings Ltd.	127,585	2,156,187
Willis Lease Finance Corp.(a)	65,795	986,925

		20,871,119
WATER—0.38%
American States Water Co.	255,467	9,046,086
Artesian Resources Corp. Class A	86,667	1,586,873
California Water Service Group	271,640	10,001,785
Connecticut Water Service Inc.	117,977	2,922,290
Consolidated Water Co. Ltd.	201,911	2,885,308
Middlesex Water Co.	186,456	3,287,219
Pennichuck Corp.	59,452	1,256,221
PICO Holdings Inc.(a)	312,445	10,226,325
SJW Corp.	179,228	4,045,176
Southwest Water Co.	342,105	2,014,998
York Water Co.	174,102	2,526,220

		49,798,501

TOTAL COMMON STOCKS
(Cost: $16,768,115,363)		12,959,136,406

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	379,898	92,961

		92,961

TOTAL RIGHTS
(Cost: $0)		92,961

Security	Shares	Value

WARRANTS—0.00%

ENERGY—ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	1

		1
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.12%

MONEY MARKET FUNDS—10.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	1,128,569,871	1,128,569,871
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	183,559,327	183,559,327

		1,312,129,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,312,129,198)		1,312,129,198

TOTAL INVESTMENTS IN SECURITIES—110.02%
(Cost: $18,080,244,561)		14,271,358,566
Other Assets, Less Liabilities—(10.02)%		(1,299,502,876)

NET ASSETS—100.00%		$12,971,855,690

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.09%
APAC Customer Services Inc.(a)	183,467	$1,093,463
inVentiv Health Inc.(a)	80,707	1,305,032
Marchex Inc. Class B	77,338	392,877

		2,791,372
AEROSPACE & DEFENSE—0.96%
AAR Corp.(a)	23,737	545,476
AeroVironment Inc.(a)	95,254	2,769,986
Argon ST Inc.(a)	83,246	1,808,103
Esterline Technologies Corp.(a)	69,171	2,820,102
GenCorp Inc.(a)	361,064	2,527,448
HEICO Corp.	165,641	7,342,866
Kaman Corp.	158,441	3,658,403
LMI Aerospace Inc.(a)	31,180	414,694
Orbital Sciences Corp.(a)	404,589	6,174,028
Teledyne Technologies Inc.(a)	84,712	3,249,552

		31,310,658
AGRICULTURE—0.36%
AgFeed Industries Inc.(a)(b)	198,260	991,300
Alico Inc.	23,183	659,788
Alliance One International Inc.(a)	433,079	2,113,426
Cadiz Inc.(a)(b)	95,328	1,141,076
Tejon Ranch Co.(a)	77,504	2,264,667
Universal Corp.	13,394	610,900
Vector Group Ltd.(b)	278,383	3,897,362

		11,678,519
AIRLINES—0.86%
AirTran Holdings Inc.(a)	964,641	5,035,426
Alaska Air Group Inc.(a)	14,792	511,212
Allegiant Travel Co.(a)(b)	109,967	5,187,143
Hawaiian Holdings Inc.(a)	369,910	2,589,370
Republic Airways Holdings Inc.(a)	49,753	367,675
UAL Corp.(a)(b)	1,127,279	14,553,172

		28,243,998
APPAREL—2.28%
American Apparel Inc.(a)	236,879	734,325
Carter’s Inc.(a)	319,099	8,376,349
Cherokee Inc.	55,058	981,134
Crocs Inc.(a)	215,232	1,237,584
Deckers Outdoor Corp.(a)	94,023	9,564,020
G-III Apparel Group Ltd.(a)	32,836	711,556

Gymboree Corp.(a)	165,930	7,216,296
K-Swiss Inc. Class A(a)	106,529	1,058,898
Liz Claiborne Inc.(a)(b)	472,690	2,661,245
Maidenform Brands Inc.(a)	135,217	2,256,772
Oxford Industries Inc.	61,701	1,275,977
Steven Madden Ltd.(a)	112,116	4,623,664
Timberland Co. Class A(a)	200,388	3,592,957
True Religion Apparel Inc.(a)(b)	181,663	3,358,949
Volcom Inc.(a)	135,238	2,263,884
Warnaco Group Inc. (The)(a)	328,427	13,856,335
Weyco Group Inc.	50,542	1,194,813
Wolverine World Wide Inc.	352,594	9,597,609

		74,562,367
AUTO MANUFACTURERS—0.08%
Force Protection Inc.(a)	501,451	2,612,560

		2,612,560
AUTO PARTS & EQUIPMENT—0.60%
Amerigon Inc. Class A(a)	153,081	1,215,463
ArvinMeritor Inc.(a)	53,801	601,495
ATC Technology Corp.(a)	105,189	2,508,758
China Automotive Systems Inc.(a)(b)	31,467	588,748
Cooper Tire & Rubber Co.	422,702	8,475,175
Dorman Products Inc.(a)	13,308	208,403
Fuel Systems Solutions Inc.(a)(b)	98,185	4,049,149
Standard Motor Products Inc.(a)	69,871	595,301
Wonder Auto Technology Inc.(a)	128,621	1,512,583

		19,755,075
BANKS—1.24%
Ames National Corp.	21,442	452,641
Arrow Financial Corp.	41,882	1,047,050
Bank of Marin Bancorp	29,328	954,920
Bank of the Ozarks Inc.	6,279	183,786
Bridge Bancorp Inc.	36,756	883,614
Bryn Mawr Bank Corp.	9,049	136,549
Cardinal Financial Corp.	96,797	846,006
Cass Information Systems Inc.	58,771	1,786,638
Cathay General Bancorp	188,672	1,424,474
Centerstate Banks Inc.	27,750	279,997
Citizens Holding Co.	7,156	160,223
City Holding Co.	10,534	340,564
CNB Financial Corp.	29,538	472,313
Enterprise Financial Services Corp.	38,181	294,376
First Financial Bankshares Inc.	80,695	4,376,090
First of Long Island Corp. (The)	6,184	156,146
Great Southern Bancorp Inc.	16,524	352,953
Hancock Holding Co.	26,899	1,177,907
Metro Bancorp Inc.(a)	15,910	199,989
Nara Bancorp Inc.(a)	79,764	904,524
Orrstown Financial Services Inc.	17,486	609,912
Park National Corp.	4,627	272,438
Peapack-Gladstone Financial Corp.	9,839	124,759
Penns Woods Bancorp Inc.	15,837	513,752
PrivateBancorp Inc.	247,812	2,222,874
Republic Bancorp Inc. Class A	6,431	132,479
S.Y. Bancorp Inc.	33,525	715,759
Signature Bank(a)	235,190	7,502,561

Southside Bancshares Inc.	21,355	418,985
Suffolk Bancorp(b)	46,864	1,391,861
SVB Financial Group(a)	27,589	1,150,185
Texas Capital Bancshares Inc.(a)	24,265	338,739
Tompkins Financial Corp.	22,071	893,875
TrustCo Bank Corp. NY	207,558	1,307,615
Westamerica Bancorporation(b)	118,266	6,548,388
Wilshire Bancorp Inc.	9,186	75,233

		40,650,175
BEVERAGES—0.28%
Boston Beer Co. Inc. Class A(a)	63,065	2,938,829
Coca-Cola Bottling Co. Consolidated	30,403	1,642,370
Diedrich Coffee Inc.(a)	21,445	747,358
Farmer Bros. Co.	20,534	405,341
National Beverage Corp.(a)	39,882	552,765
Peet’s Coffee & Tea Inc.(a)	81,656	2,721,594

		9,008,257
BIOTECHNOLOGY—5.45%
Acorda Therapeutics Inc.(a)	272,571	6,874,241
Affymax Inc.(a)	124,600	3,082,604
Affymetrix Inc.(a)	438,857	2,562,925
AMAG Pharmaceuticals Inc.(a)	122,050	4,641,561
American Oriental Bioengineering Inc.(a)(b)	161,961	753,119
Arena Pharmaceuticals Inc.(a)(b)	664,007	2,357,225
ARIAD Pharmaceuticals Inc.(a)	777,089	1,771,763
ArQule Inc.(a)	161,749	596,854
ARYx Therapeutics Inc.(a)	150,502	483,111
BioCryst Pharmaceuticals Inc.(a)(b)	175,515	1,133,827
BioMimetic Therapeutics Inc.(a)	98,611	1,176,429
Cambrex Corp.(a)	195,236	1,089,417
Cardium Therapeutics Inc.(a)(b)	341,888	232,484
Celera Corp.(a)	120,869	835,205
Cell Therapeutics Inc.(a)(b)	4,116,561	4,692,880
Celldex Therapeutics Inc.(a)	179,992	842,363
China-Biotics Inc.(a)	67,938	1,051,001
CryoLife Inc.(a)	188,121	1,207,737
Curis Inc.(a)	460,678	1,497,203
Cytokinetics Inc.(a)	315,964	919,455
Cytori Therapeutics Inc.(a)(b)	209,481	1,277,834
Enzo Biochem Inc.(a)	178,191	958,668
Enzon Pharmaceuticals Inc.(a)(b)	324,735	3,419,460
Exelixis Inc.(a)	763,149	5,624,408
Facet Biotech Corp.(a)	31,883	560,503
Genomic Health Inc.(a)	100,825	1,972,137
Geron Corp.(a)(b)	318,549	1,767,947
GTx Inc.(a)(b)	138,898	583,372
Halozyme Therapeutics Inc.(a)	484,979	2,846,827
Harvard Bioscience Inc.(a)	168,531	601,656
Human Genome Sciences Inc.(a)(b)	1,311,726	40,138,816
Idera Pharmaceuticals Inc.(a)(b)	153,120	791,630
ImmunoGen Inc.(a)	409,035	3,215,015
Immunomedics Inc.(a)	472,498	1,516,719
Incyte Corp.(a)	623,779	5,682,627
Integra LifeSciences Holdings Corp.(a)	134,992	4,965,006
InterMune Inc.(a)	273,789	3,570,209
Lexicon Pharmaceuticals Inc.(a)	407,415	692,605
Martek Biosciences Corp.(a)	42,861	811,787

Maxygen Inc.(a)	153,488	934,742
Micromet Inc.(a)	411,145	2,738,226
Molecular Insight Pharmaceuticals Inc.(a)(b)	120,053	270,119
Momenta Pharmaceuticals Inc.(a)	281,333	3,547,609
Nanosphere Inc.(a)	93,109	599,622
Nektar Therapeutics(a)	663,575	6,184,519
Novavax Inc.(a)(b)	514,225	1,367,838
Omeros Corp.(a)	44,909	315,261
OncoGenex Pharmaceutical Inc.(a)(b)	31,125	693,465
Optimer Pharmaceuticals Inc.(a)	205,305	2,315,840
Orexigen Therapeutics Inc.(a)(b)	189,772	1,411,904
Oxigene Inc.(a)(b)	262,828	299,624
PDL BioPharma Inc.	856,479	5,875,446
Protalix BioTherapeutics Inc.(a)(b)	246,884	1,634,372
Regeneron Pharmaceuticals Inc.(a)	451,992	10,929,167
Repligen Corp.(a)	217,208	892,725
RTI Biologics Inc.(a)	140,947	541,236
Sangamo BioSciences Inc.(a)	315,862	1,869,903
Savient Pharmaceuticals Inc.(a)	477,645	6,500,748
Seattle Genetics Inc.(a)	596,560	6,061,050
Sequenom Inc.(a)(b)	438,230	1,814,272
StemCells Inc.(a)(b)	847,745	1,068,159
SuperGen Inc.(a)	274,019	717,930
Vical Inc.(a)	309,932	1,019,676

		178,402,083
BUILDING MATERIALS—0.50%
AAON Inc.	90,046	1,754,997
Apogee Enterprises Inc.	13,689	191,646
Broadwind Energy Inc.(a)	224,914	1,819,554
Builders FirstSource Inc.(a)(b)	83,059	319,777
Drew Industries Inc.(a)	79,632	1,644,401
NCI Building Systems Inc.(a)	114,646	207,509
Quanex Building Products Corp.	158,454	2,688,964
Simpson Manufacturing Co. Inc.	211,490	5,686,966
Trex Co. Inc.(a)(b)	98,464	1,929,894

		16,243,708
CHEMICALS—0.98%
American Vanguard Corp.	17,629	146,321
Arch Chemicals Inc.	28,551	881,655
Balchem Corp.	131,448	4,404,822
Chase Corp.	5,630	66,490
China Green Agriculture Inc.(a)(b)	75,844	1,114,907
Hawkins Inc.(b)	59,681	1,302,836
Landec Corp.(a)	189,895	1,184,945
NewMarket Corp.	72,168	8,282,721
NL Industries Inc.	43,648	302,917
Olin Corp.	53,161	931,381
OMNOVA Solutions Inc.(a)	314,183	1,925,942
PolyOne Corp.(a)	119,244	890,753
Stepan Co.	48,213	3,124,685
Symyx Technologies Inc.(a)	196,561	1,081,085
W.R. Grace & Co.(a)	152,599	3,868,385
Zep Inc.	154,510	2,676,113

		32,185,958
COAL—0.16%
Cloud Peak Energy Inc.(a)	89,257	1,299,582

James River Coal Co.(a)(b)	197,276	3,655,524
Westmoreland Coal Co.(a)	14,919	132,928

		5,088,034
COMMERCIAL SERVICES—8.97%
ABM Industries Inc.	74,941	1,548,281
Administaff Inc.	151,109	3,564,661
Advance America Cash Advance Centers Inc.	295,254	1,641,612
Advisory Board Co. (The)(a)	111,063	3,405,192
American Caresource Holdings Inc.(a)	76,780	184,272
American Public Education Inc.(a)	130,102	4,470,305
AMN Healthcare Services Inc.(a)	235,557	2,134,146
Arbitron Inc.	192,013	4,496,944
Avis Budget Group Inc.(a)	425,402	5,581,274
Bridgepoint Education Inc.(a)(b)	100,077	1,503,157
Capella Education Co.(a)	104,341	7,856,877
Cardtronics Inc.(a)	72,956	807,623
CBIZ Inc.(a)	314,157	2,419,009
CDI Corp.	10,093	130,704
Cenveo Inc.(a)	383,864	3,358,810
Chemed Corp.	161,926	7,767,590
ChinaCast Education Corp.(a)	242,915	1,836,437
Coinstar Inc.(a)	216,458	6,013,203
Corinthian Colleges Inc.(a)(b)	573,907	7,902,699
Corporate Executive Board Co. (The)	244,343	5,575,907
CorVel Corp.(a)	50,528	1,694,709
CoStar Group Inc.(a)(b)	142,496	5,952,058
CPI Corp.	36,390	446,869
CRA International Inc.(a)	66,840	1,781,286
Cross Country Healthcare Inc.(a)	20,207	200,251
Deluxe Corp.	199,308	2,947,765
Diamond Management & Technology Consultants Inc.	162,063	1,194,404
Dollar Financial Corp.(a)	147,294	3,484,976
DynCorp International Inc.(a)	25,272	362,653
Emergency Medical Services Corp. Class A(a)	207,593	11,241,161
Euronet Worldwide Inc.(a)	305,558	6,706,998
ExlService Holdings Inc.(a)	107,811	1,957,848
Exponent Inc.(a)	97,657	2,718,771
Forrester Research Inc.(a)	111,908	2,904,013
Franklin Covey Co.(a)	76,829	484,023
Gartner Inc.(a)	424,790	7,663,212
GEO Group Inc. (The)(a)	294,343	6,440,225
Global Cash Access Inc.(a)	243,990	1,827,485
Grand Canyon Education Inc.(a)(b)	113,141	2,150,810
Great Lakes Dredge & Dock Corp.	267,024	1,730,316
Hackett Group Inc. (The)(a)	138,977	386,356
Healthcare Services Group Inc.	310,425	6,661,720
Heartland Payment Systems Inc.	268,549	3,526,048
Hill International Inc.(a)	158,676	990,138
HMS Holdings Corp.(a)	185,457	9,029,901
Huron Consulting Group Inc.(a)	154,296	3,554,980
ICF International Inc.(a)	63,600	1,704,480
ICT Group Inc.(a)	53,873	879,746
K12 Inc.(a)(b)	169,240	3,430,495
Kelly Services Inc. Class A(a)	20,162	240,533
Kendle International Inc.(a)	22,612	414,026
Kenexa Corp.(a)	162,628	2,122,295
Korn/Ferry International(a)	19,254	317,691

Landauer Inc.	40,284	2,473,438
Learning Tree International Inc.(a)	53,997	644,724
Lincoln Educational Services Corp.(a)	69,922	1,515,210
Mac-Gray Corp.(a)	14,764	152,069
MAXIMUS Inc.	115,028	5,751,400
McGrath RentCorp	23,630	528,367
Medifast Inc.(a)	92,992	2,843,695
Michael Baker Corp.(a)	56,267	2,329,454
Midas Inc.(a)	101,357	856,467
Monro Muffler Brake Inc.	119,605	3,999,591
Multi-Color Corp.	67,895	828,998
National Research Corp.	12,035	249,124
Navigant Consulting Inc.(a)	357,742	5,316,046
Net 1 UEPS Technologies Inc.(a)	222,708	4,324,989
Nobel Learning Communities Inc.(a)	26,720	202,805
Odyssey Marine Exploration Inc.(a)	420,347	592,689
On Assignment Inc.(a)	28,329	202,552
PAREXEL International Corp.(a)	412,454	5,815,601
Pre-Paid Legal Services Inc.(a)	52,818	2,169,763
Princeton Review Inc. (The)(a)(b)	105,452	428,135
Providence Service Corp. (The)(a)	76,523	1,209,063
QC Holdings Inc.	24,981	120,159
Resources Connection Inc.(a)	322,838	6,850,622
Rewards Network Inc.	15,593	197,096
RiskMetrics Group Inc.(a)	157,741	2,509,659
Rollins Inc.	314,374	6,061,131
RSC Holdings Inc.(a)(b)	351,387	2,473,764
Saba Software Inc.(a)	177,844	736,274
Sotheby’s(b)	440,451	9,901,338
Spectrum Group International Inc.(a)	6,703	12,535
Standard Parking Corp.(a)	10,206	162,071
StarTek Inc.(a)	15,428	115,401
Steiner Leisure Ltd.(a)	51,343	2,041,398
SuccessFactors Inc.(a)(b)	331,312	5,493,153
Team Inc.(a)	128,155	2,410,596
TeleTech Holdings Inc.(a)	232,669	4,660,360
Ticketmaster Entertainment Inc.(a)	270,018	3,299,620
TNS Inc.(a)	180,638	4,640,590
Transcend Services Inc.(a)	45,340	968,462
Universal Technical Institute Inc.(a)	141,575	2,859,815
Valassis Communications Inc.(a)	282,356	5,155,821
Viad Corp.	16,142	333,009
Watson Wyatt Worldwide Inc. Class A	250,363	11,897,250
Wright Express Corp.(a)	275,021	8,762,169

		293,443,418
COMPUTERS—3.41%
CACI International Inc. Class A(a)	24,629	1,203,127
Compellent Technologies Inc.(a)(b)	120,565	2,734,414
Computer Task Group Inc.(a)	69,652	557,913
Cray Inc.(a)	177,753	1,141,174
Echelon Corp.(a)(b)	165,596	1,914,290
eLoyalty Corp.(a)(b)	47,350	325,294
Fortinet Inc.(a)	65,529	1,151,345
Furmanite Corp.(a)	176,997	674,359
iGATE Corp.	163,861	1,638,610
Imation Corp.(a)	20,565	179,327
Immersion Corp.(a)	198,997	909,416
Innodata Isogen Inc.(a)	155,011	858,761

Insight Enterprises Inc.(a)	42,851	489,358
Integral Systems Inc.(a)	32,829	284,299
Isilon Systems Inc.(a)	187,144	1,283,808
Jack Henry & Associates Inc.	601,015	13,895,467
Limelight Networks Inc.(a)	234,521	921,668
LivePerson Inc.(a)	294,578	2,053,209
Manhattan Associates Inc.(a)	165,166	3,968,939
Maxwell Technologies Inc.(a)(b)	160,848	2,869,528
Mentor Graphics Corp.(a)	56,019	494,648
MTS Systems Corp.	12,809	368,131
NCI Inc. Class A(a)	46,951	1,298,195
Netezza Corp.(a)	338,007	3,278,668
NetScout Systems Inc.(a)	153,363	2,245,234
Palm Inc.(a)(b)	1,047,807	10,519,982
PAR Technology Corp.(a)	41,601	240,454
Quantum Corp.(a)	1,506,951	4,415,366
Radiant Systems Inc.(a)	196,758	2,046,283
RadiSys Corp.(a)	168,349	1,607,733
Riverbed Technology Inc.(a)	392,428	9,014,071
Sigma Designs Inc.(a)(b)	160,266	1,714,846
Silicon Graphics International Corp.(a)	22,842	160,122
SRA International Inc. Class A(a)	85,335	1,629,898
STEC Inc.(a)(b)	176,864	2,889,958
Stratasys Inc.(a)	144,713	2,500,641
Super Micro Computer Inc.(a)	112,880	1,255,226
Sykes Enterprises Inc.(a)	248,387	6,326,417
Synaptics Inc.(a)(b)	245,974	7,539,103
Syntel Inc.	92,248	3,508,191
3D Systems Corp.(a)	93,148	1,052,572
3PAR Inc.(a)	196,490	2,328,406
Tier Technologies Inc. Class B(a)	60,855	486,840
Tyler Technologies Inc.(a)	223,905	4,457,949
Unisys Corp.(a)	17,070	658,219
Virtusa Corp.(a)	70,745	640,950

		111,732,409
COSMETICS & PERSONAL CARE—0.59%
Bare Escentuals Inc.(a)	474,630	5,804,725
Chattem Inc.(a)	131,366	12,256,448
Inter Parfums Inc.	19,596	238,483
Revlon Inc. Class A(a)	65,540	1,114,835

		19,414,491
DISTRIBUTION & WHOLESALE—1.15%
Beacon Roofing Supply Inc.(a)	267,898	4,286,368
BMP Sunstone Corp.(a)(b)	213,464	1,214,610
Brightpoint Inc.(a)	358,795	2,637,143
Chindex International Inc.(a)	88,387	1,248,908
Core-Mark Holding Co. Inc.(a)	19,262	634,876
Houston Wire & Cable Co.	56,031	666,769
MWI Veterinary Supply Inc.(a)	77,222	2,911,269
Owens & Minor Inc.	238,899	10,255,934
Pool Corp.	186,891	3,565,880
Rentrak Corp.(a)	68,193	1,204,970
ScanSource Inc.(a)	11,101	296,397
Watsco Inc.	175,194	8,581,002

		37,504,126

DIVERSIFIED FINANCIAL SERVICES—1.79%
Artio Global Investors Inc. Class A(a)	36,176	922,126
Asset Acceptance Capital Corp.(a)(b)	42,291	286,733
BGC Partners Inc. Class A	157,321	726,823
Broadpoint Gleacher Securities Inc.(a)	372,601	1,661,800
Calamos Asset Management Inc. Class A	11,004	126,876
Cohen & Steers Inc.(b)	58,497	1,336,071
CompuCredit Holdings Corp.(b)	56,030	186,580
Cowen Group Inc. Class A(a)	20,987	124,243
Credit Acceptance Corp.(a)	40,104	1,688,378
Diamond Hill Investment Group Inc.	13,861	890,292
Duff & Phelps Corp. Class A	116,177	2,121,392
Epoch Holding Corp.	80,319	839,334
Evercore Partners Inc. Class A	30,236	919,174
FBR Capital Markets Corp.(a)	11,194	69,179
Financial Federal Corp.	66,374	1,825,285
GAMCO Investors Inc. Class A	30,549	1,475,211
GFI Group Inc.	465,010	2,125,096
International Assets Holding Corp.(a)	30,106	437,741
JMP Group Inc.	10,253	99,659
KBW Inc.(a)	116,145	3,177,727
Knight Capital Group Inc. Class A(a)	338,563	5,213,870
MarketAxess Holdings Inc.	227,406	3,160,943
MF Global Ltd.(a)	208,466	1,448,839
Nelnet Inc. Class A	42,166	726,520
NewStar Financial Inc.(a)	50,067	196,263
optionsXpress Holdings Inc.	302,748	4,677,457
Penson Worldwide Inc.(a)	89,469	810,589
Portfolio Recovery Associates Inc.(a)	109,966	4,935,274
Pzena Investment Management Inc. Class A(a)	55,826	454,424
Stifel Financial Corp.(a)	215,509	12,766,753
SWS Group Inc.	12,739	154,142
Teton Advisors Inc. Class B(c)	262	4,189
Thomas Weisel Partners Group Inc.(a)	15,700	59,346
TradeStation Group Inc.(a)	61,782	487,460
U.S. Global Investors Inc. Class A(b)	80,368	989,330
Westwood Holdings Group Inc.	36,273	1,318,161

		58,443,280
ELECTRIC—0.13%
EnerNOC Inc.(a)(b)	100,575	3,056,474
Pike Electric Corp.(a)	55,385	513,973
U.S. Geothermal Inc.(a)	344,755	527,475

		4,097,922
ELECTRICAL COMPONENTS & EQUIPMENT—1.20%
Advanced Battery Technologies Inc.(a)(b)	401,926	1,607,704
Advanced Energy Industries Inc.(a)	185,709	2,800,492
American Superconductor Corp.(a)(b)	311,333	12,733,520
Energy Conversion Devices Inc.(a)(b)	276,203	2,919,466
GrafTech International Ltd.(a)	334,518	5,201,755
Graham Corp.	47,820	989,874
Greatbatch Inc.(a)	119,176	2,291,754
Harbin Electric Inc.(a)(b)	107,816	2,214,541
Lihua International Inc.(a)	12,805	133,812
NIVS IntelliMedia Technology Group Inc.(a)	59,592	153,747
Powell Industries Inc.(a)	55,739	1,757,451
Power-One Inc.(a)	55,200	240,120
PowerSecure International Inc.(a)	35,572	256,474
SatCon Technology Corp.(a)(b)	425,419	1,199,682

SmartHeat Inc.(a)(b)	64,802	940,925
Ultralife Corp.(a)(b)	82,087	354,616
Universal Display Corp.(a)(b)	209,480	2,589,173
Valence Technology Inc.(a)(b)	308,094	280,366
Vicor Corp.(a)	55,722	518,215

		39,183,687
ELECTRONICS—2.42%
American Science and Engineering Inc.	65,291	4,951,669
Analogic Corp.	59,226	2,280,793
Badger Meter Inc.	106,194	4,228,645
Benchmark Electronics Inc.(a)	53,822	1,017,774
Checkpoint Systems Inc.(a)	67,255	1,025,639
China Security & Surveillance Technology Inc.(a)(b)	253,667	1,938,016
Cogent Inc.(a)	305,868	3,177,969
CTS Corp.	12,914	124,233
Cubic Corp.	111,915	4,174,429
Daktronics Inc.	208,922	1,924,172
DDi Corp.(a)	16,294	79,678
Dionex Corp.(a)	126,795	9,366,347
FARO Technologies Inc.(a)	108,447	2,325,104
FEI Co.(a)	247,084	5,771,882
ICx Technologies Inc.(a)	46,516	442,832
II-VI Inc.(a)	120,986	3,847,355
L-1 Identity Solutions Inc.(a)	419,821	3,144,459
LaBarge Inc.(a)	70,899	854,333
MEMSIC Inc.(a)	9,398	30,825
Methode Electronics Inc.	29,670	257,536
Multi-Fineline Electronix Inc.(a)	70,447	1,998,581
NVE Corp.(a)	33,720	1,392,973
OSI Systems Inc.(a)	87,506	2,387,164
Park Electrochemical Corp.	92,019	2,543,405
Plexus Corp.(a)	94,747	2,700,289
RAE Systems Inc.(a)	294,366	323,803
Rofin-Sinar Technologies Inc.(a)	91,811	2,167,658
Rogers Corp.(a)	25,171	762,933
SRS Labs Inc.(a)	84,015	615,830
Taser International Inc.(a)	443,773	1,943,726
Varian Inc.(a)	47,517	2,449,026
Woodward Governor Co.	348,054	8,969,352

		79,218,430
ENERGY - ALTERNATE SOURCES—0.42%
Ascent Solar Technologies Inc.(a)	25,526	135,288
Clean Energy Fuels Corp.(a)(b)	255,433	3,936,223
Comverge Inc.(a)(b)	153,176	1,721,698
Ener1 Inc.(a)(b)	365,438	2,316,877
Evergreen Energy Inc.(a)(b)	942,743	323,361
Evergreen Solar Inc.(a)(b)	720,474	1,087,916
FuelCell Energy Inc.(a)	430,116	1,617,236
GT Solar International Inc.(a)(b)	224,282	1,247,008
Syntroleum Corp.(a)	447,727	1,190,954

		13,576,561
ENGINEERING & CONSTRUCTION—0.51%
Argan Inc.(a)	53,607	771,405
EMCOR Group Inc.(a)	148,148	3,985,181
ENGlobal Corp.(a)	126,233	395,109
Granite Construction Inc.	33,409	1,124,547

Mistras Group Inc.(a)	44,666	672,670
MYR Group Inc.(a)	123,509	2,233,043
Orion Marine Group Inc.(a)	191,840	4,040,150
Stanley Inc.(a)	82,271	2,255,048
Sterling Construction Co. Inc.(a)	7,996	153,363
VSE Corp.	23,396	1,054,692

		16,685,208
ENTERTAINMENT—0.83%
Bally Technologies Inc.(a)	390,750	16,134,067
Carmike Cinemas Inc.(a)	64,816	490,009
Cinemark Holdings Inc.	209,148	3,005,457
Dover Downs Gaming & Entertainment Inc.	99,411	375,774
Great Wolf Resorts Inc.(a)	19,096	45,258
Isle of Capri Casinos Inc.(a)	111,918	837,147
Lakes Entertainment Inc.(a)	47,647	119,594
National CineMedia Inc.	19,147	317,266
Pinnacle Entertainment Inc.(a)	229,337	2,059,446
Reading International Inc. Class A(a)	24,826	100,545
Shuffle Master Inc.(a)	384,527	3,168,502
Youbet.com Inc.(a)	214,972	616,970

		27,270,035
ENVIRONMENTAL CONTROL—1.31%
American Ecology Corp.	130,100	2,216,904
Calgon Carbon Corp.(a)	392,248	5,452,247
Clean Harbors Inc.(a)	146,063	8,706,815
Darling International Inc.(a)	589,419	4,939,331
Energy Recovery Inc.(a)(b)	242,238	1,666,597
EnergySolutions Inc.	50,128	425,587
Fuel Tech Inc.(a)(b)	101,424	828,634
Heritage-Crystal Clean Inc.(a)	18,599	194,546
Met-Pro Corp.	82,663	877,881
Mine Safety Appliances Co.	176,839	4,691,539
Perma-Fix Environmental Services Inc.(a)	390,568	886,589
Tetra Tech Inc.(a)	431,780	11,731,463
Waste Services Inc.(a)	15,195	138,426

		42,756,559
FOOD—1.70%
American Dairy Inc.(a)(b)	70,076	1,519,248
American Italian Pasta Co. Class A(a)	106,820	3,716,268
Arden Group Inc. Class A	8,609	823,193
B&G Foods Inc. Class A	59,679	547,853
Calavo Growers Inc.	75,286	1,279,862
Cal-Maine Foods Inc.	97,032	3,306,851
Diamond Foods Inc.	92,410	3,284,251
Dole Food Co. Inc.(a)(b)	165,420	2,052,862
Hain Celestial Group Inc.(a)	78,515	1,335,540
HQ Sustainable Maritime Industries Inc.(a)	70,950	499,488
J&J Snack Foods Corp.	101,576	4,058,977
Lance Inc.	199,108	5,236,540
Lifeway Foods Inc.(a)(b)	35,092	416,893
Overhill Farms Inc.(a)	114,492	556,431
Ruddick Corp.	55,562	1,429,610
Sanderson Farms Inc.	145,719	6,143,513
Smart Balance Inc.(a)	347,053	2,082,318
Tootsie Roll Industries Inc.	173,199	4,742,189
United Natural Foods Inc.(a)	307,855	8,232,043

Village Super Market Inc. Class A	42,673	1,165,826
Weis Markets Inc.	14,669	533,365
Zhongpin Inc.(a)	172,681	2,695,550

		55,658,671
FOREST PRODUCTS & PAPER—0.69%
Boise Inc.(a)	100,956	536,076
Clearwater Paper Corp.(a)	7,121	391,441
Deltic Timber Corp.	59,072	2,727,945
Orchids Paper Products Co.(a)(b)	38,958	779,939
Potlatch Corp.	149,300	4,759,684
Rock-Tenn Co. Class A	240,636	12,130,461
Wausau Paper Corp.	117,818	1,366,689

		22,692,235
GAS—0.11%
New Jersey Resources Corp.	48,698	1,821,305
Piedmont Natural Gas Co.	33,023	883,365
South Jersey Industries Inc.	25,004	954,653

		3,659,323
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	65,073	1,827,901
K-Tron International Inc.(a)	13,966	1,518,663
Raser Technologies Inc.(a)(b)	393,943	488,489

		3,835,053
HEALTH CARE - PRODUCTS—7.08%
Abaxis Inc.(a)	156,994	4,011,197
ABIOMED Inc.(a)	222,175	1,941,809
Accuray Inc.(a)	285,978	1,604,337
AGA Medical Holdings Inc.(a)	83,428	1,232,232
Align Technology Inc.(a)	417,908	7,447,121
Alphatec Holdings Inc.(a)	235,368	1,256,865
American Medical Systems Holdings Inc.(a)	529,220	10,208,654
AngioDynamics Inc.(a)	49,883	802,119
Atrion Corp.	10,884	1,694,856
ATS Medical Inc.(a)	342,553	1,106,446
Bovie Medical Corp.(a)	120,557	941,550
Bruker Corp.(a)	350,512	4,227,175
Cantel Medical Corp.(a)	65,138	1,314,485
Cardiac Science Corp.(a)	16,559	36,927
CardioNet Inc.(a)	168,660	1,001,840
Cardiovascular Systems Inc.(a)(b)	70,730	324,651
Cepheid Inc.(a)	415,334	5,183,368
Clinical Data Inc.(a)(b)	95,441	1,742,753
Conceptus Inc.(a)	218,787	4,104,444
Cutera Inc.(a)	27,435	233,472
Cyberonics Inc.(a)	195,976	4,005,749
Delcath Systems Inc.(a)(b)	231,492	1,189,869
DexCom Inc.(a)	329,097	2,659,104
Electro-Optical Sciences Inc.(a)(b)	159,411	1,651,498
Endologix Inc.(a)	345,157	1,822,429
EnteroMedics Inc.(a)	146,738	82,173
Exactech Inc.(a)	58,792	1,017,690
Female Health Co. (The)(a)	114,929	543,614
Haemonetics Corp.(a)	183,742	10,133,371
Hanger Orthopedic Group Inc.(a)	34,001	470,234
Hansen Medical Inc.(a)(b)	149,528	453,070

HeartWare International Inc.(a)	44,042	1,562,170
Home Diagnostics Inc.(a)	24,801	151,286
ICU Medical Inc.(a)	91,108	3,319,976
Immucor Inc.(a)	505,007	10,221,342
Insulet Corp.(a)	252,045	3,599,203
Invacare Corp.	89,877	2,241,532
IRIS International Inc.(a)	129,173	1,596,578
Kensey Nash Corp.(a)	59,269	1,511,359
LCA-Vision Inc.(a)	76,200	390,144
Luminex Corp.(a)	296,890	4,432,568
MAKO Surgical Corp.(a)(b)	124,130	1,377,843
Masimo Corp.(a)	363,695	11,063,602
Medical Action Industries Inc.(a)	81,053	1,301,711
Merge Healthcare Inc.(a)	246,060	826,762
Meridian Bioscience Inc.	290,498	6,260,232
Merit Medical Systems Inc.(a)	200,162	3,861,125
Metabolix Inc.(a)(b)	160,180	1,773,193
Microvision Inc.(a)(b)	634,920	2,012,696
Micrus Endovascular Corp.(a)	112,904	1,694,689
Natus Medical Inc.(a)	148,840	2,201,344
NuVasive Inc.(a)(b)	261,382	8,358,996
NxStage Medical Inc.(a)(b)	165,530	1,382,175
OraSure Technologies Inc.(a)	306,267	1,555,836
Orthofix International NV(a)	122,608	3,797,170
Orthovita Inc.(a)	473,937	1,663,519
Palomar Medical Technologies Inc.(a)	95,183	959,445
PSS World Medical Inc.(a)	425,700	9,608,049
Quidel Corp.(a)	184,652	2,544,505
Rochester Medical Corp.(a)	72,757	809,785
Rockwell Medical Technologies Inc.(a)	123,933	953,045
Sirona Dental Systems Inc.(a)	121,512	3,856,791
Somanetics Corp.(a)	85,957	1,508,545
SonoSite Inc.(a)	122,816	2,902,142
Spectranetics Corp.(a)	233,137	1,622,634
Stereotaxis Inc.(a)(b)	224,478	882,199
Steris Corp.	419,169	11,724,157
SurModics Inc.(a)(b)	110,458	2,502,978
Symmetry Medical Inc.(a)	57,095	460,186
Synovis Life Technologies Inc.(a)	83,726	1,080,903
Thoratec Corp.(a)	404,840	10,898,293
TomoTherapy Inc.(a)	158,016	616,262
TranS1 Inc.(a)	94,937	375,001
Utah Medical Products Inc.	23,254	681,807
Vascular Solutions Inc.(a)	116,982	981,479
Vital Images Inc.(a)	71,602	908,629
Volcano Corp.(a)	262,179	4,556,671
West Pharmaceutical Services Inc.	234,883	9,207,414
Wright Medical Group Inc.(a)	272,642	5,166,566
Young Innovations Inc.	27,876	690,767
Zoll Medical Corp.(a)	132,269	3,534,228

		231,634,634
HEALTH CARE - SERVICES—2.48%
Air Methods Corp.(a)	77,850	2,617,317
Alliance Healthcare Services Inc.(a)	175,657	1,003,001
Allied Healthcare International Inc.(a)	54,694	159,160
Almost Family Inc.(a)	57,528	2,274,082
Amedisys Inc.(a)(b)	185,110	8,988,942
America Service Group Inc.	59,791	948,883

American Dental Partners Inc.(a)	39,242	506,222
AMERIGROUP Corp.(a)	379,204	10,223,340
Bio-Reference Laboratories Inc.(a)	84,769	3,322,097
Centene Corp.(a)	167,284	3,541,402
Continucare Corp.(a)	182,167	796,070
Emeritus Corp.(a)(b)	141,974	2,662,012
Ensign Group Inc. (The)	79,571	1,223,006
Genoptix Inc.(a)	120,732	4,289,608
Gentiva Health Services Inc.(a)	81,110	2,190,781
HealthSouth Corp.(a)(b)	670,118	12,578,115
Healthways Inc.(a)	12,636	231,744
IPC The Hospitalist Co. Inc.(a)	115,365	3,835,886
LHC Group Inc.(a)	108,671	3,652,432
Metropolitan Health Networks Inc.(a)	262,887	523,145
National Healthcare Corp.	25,188	909,539
NovaMed Inc.(a)(b)	86,760	336,629
Odyssey Healthcare Inc.(a)	116,712	1,818,373
Psychiatric Solutions Inc.(a)	273,370	5,779,042
RadNet Inc.(a)(b)	193,748	395,246
RehabCare Group Inc.(a)	139,411	4,242,277
Select Medical Holdings Corp.(a)	71,712	761,581
Triple-S Management Corp. Class B(a)	7,512	132,211
U.S. Physical Therapy Inc.(a)	38,473	651,348
Virtual Radiologic Corp.(a)	45,970	586,577

		81,180,068
HOLDING COMPANIES - DIVERSIFIED—0.01%
Primoris Services Corp.(b)	59,063	470,732

		470,732
HOME BUILDERS—0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	207,764	797,814
M/I Homes Inc.(a)	15,693	163,050
Winnebago Industries Inc.(a)	26,854	327,619

		1,288,483
HOME FURNISHINGS—0.82%
DTS Inc.(a)	124,616	4,263,113
Sealy Corp.(a)	53,900	170,324
Tempur-Pedic International Inc.(a)	537,057	12,690,657
TiVo Inc.(a)	796,877	8,112,208
Universal Electronics Inc.(a)	72,918	1,693,156

		26,929,458
HOUSEHOLD PRODUCTS & WARES—1.08%
Blyth Inc.	3,370	113,636
Fossil Inc.(a)	336,282	11,285,624
Standard Register Co. (The)	95,405	486,565
Tupperware Brands Corp.	449,413	20,929,163
WD-40 Co.	82,331	2,664,231

		35,479,219
HOUSEWARES—0.11%
National Presto Industries Inc.	34,344	3,751,395

		3,751,395
INSURANCE—0.60%
American Safety Insurance Holdings Ltd.(a)	6,756	97,624
AmTrust Financial Services Inc.	22,774	269,189

Assured Guaranty Ltd.	109,227	2,376,780
Citizens Inc.(a)(b)	181,834	1,187,376
Crawford & Co. Class B(a)	120,380	474,297
eHealth Inc.(a)	167,404	2,750,448
FBL Financial Group Inc. Class A	39,656	734,429
First Mercury Financial Corp.	49,540	679,193
Hallmark Financial Services Inc.(a)	8,063	64,181
Life Partners Holdings Inc.(b)	53,100	1,125,189
Phoenix Companies Inc. (The)(a)	89,468	248,721
RLI Corp.	55,689	2,965,439
Safety Insurance Group Inc.	11,910	431,499
Tower Group Inc.	257,331	6,024,119
Universal Insurance Holdings Inc.	59,517	349,365

		19,777,849
INTERNET—5.54%
AboveNet Inc.(a)	94,133	6,122,410
ActivIdentity Corp.(a)	110,435	259,522
Ancestry.com Inc.(a)	41,962	587,888
Archipelago Learning Inc.(a)	51,160	1,059,012
Ariba Inc.(a)	626,510	7,843,905
Art Technology Group Inc.(a)	907,458	4,092,636
AsiaInfo Holdings Inc.(a)	223,506	6,810,228
Blue Coat Systems Inc.(a)	283,221	8,083,127
Blue Nile Inc.(a)(b)	90,742	5,746,691
China Information Security Technology Inc.(a)	168,249	1,036,414
Chordiant Software Inc.(a)	218,236	600,149
Cogent Communications Group Inc.(a)(b)	317,667	3,132,197
comScore Inc.(a)	154,504	2,711,545
Constant Contact Inc.(a)	171,757	2,748,112
CyberSource Corp.(a)	495,354	9,961,569
DealerTrack Holdings Inc.(a)	269,230	5,058,832
Dice Holdings Inc.(a)	111,233	728,576
Digital River Inc.(a)	220,612	5,954,318
Drugstore.com Inc.(a)	625,353	1,932,341
EarthLink Inc.	94,587	786,018
ePlus Inc.(a)	1,833	30,263
eResearchTechnology Inc.(a)	307,455	1,847,805
Global Sources Ltd.(a)	14,934	93,338
GSI Commerce Inc.(a)	217,263	5,516,308
Health Grades Inc.(a)	171,971	737,756
i2 Technologies Inc.(a)	95,236	1,820,912
iMergent Inc.	56,756	344,509
InfoSpace Inc.(a)	142,921	1,224,833
Internet Brands Inc. Class A(a)	104,469	817,992
Internet Capital Group Inc.(a)	156,097	1,038,045
j2 Global Communications Inc.(a)	293,653	5,975,839
Keynote Systems Inc.	44,246	482,724
Knot Inc. (The)(a)	215,400	2,169,078
Lionbridge Technologies Inc.(a)	406,964	936,017
Liquidity Services Inc.(a)	108,501	1,092,605
LoopNet Inc.(a)	145,294	1,444,222
MercadoLibre Inc.(a)	185,200	9,606,324
ModusLink Global Solutions Inc.(a)	18,372	172,881
Move Inc.(a)	1,105,436	1,835,024
NIC Inc.	361,298	3,302,264
NutriSystem Inc.(b)	220,204	6,863,759
1-800-FLOWERS.COM Inc.(a)	32,340	85,700
Online Resources Corp.(a)	120,625	634,487

OpenTable Inc.(a)(b)	21,821	555,563
Openwave Systems Inc.(a)	178,737	407,520
Orbitz Worldwide Inc.(a)	116,234	853,158
Overstock.com Inc.(a)(b)	112,349	1,523,452
PCTEL Inc.(a)	17,673	104,624
Perficient Inc.(a)	44,996	379,316
Rackspace Hosting Inc.(a)	476,099	9,926,664
RealNetworks Inc.(a)	309,012	1,146,435
RightNow Technologies Inc.(a)	156,216	2,713,472
S1 Corp.(a)	378,806	2,469,815
Safeguard Scientifics Inc.(a)	55,262	569,751
Sapient Corp.(a)	604,669	5,000,613
Shutterfly Inc.(a)	21,224	377,999
SonicWALL Inc.(a)	28,343	215,690
Sourcefire Inc.(a)	158,700	4,245,225
Stamps.com Inc.(a)	74,085	666,765
Support.com Inc.(a)	77,618	204,912
TeleCommunication Systems Inc.(a)	289,499	2,802,350
Terremark Worldwide Inc.(a)	416,344	2,847,793
TIBCO Software Inc.(a)	454,247	4,374,399
Travelzoo Inc.(a)(b)	40,152	493,468
US Auto Parts Network Inc.(a)	8,509	44,247
ValueClick Inc.(a)	623,621	6,311,045
Vasco Data Security International Inc.(a)	150,352	942,707
Vitacost.com Inc.(a)	34,976	364,450
Vocus Inc.(a)(b)	118,227	2,128,086
Websense Inc.(a)	317,398	5,541,769
Zix Corp.(a)(b)	458,059	783,281

		181,322,744
INVESTMENT COMPANIES—0.02%
Kohlberg Capital Corp.	14,269	65,067
Main Street Capital Corp.	32,186	518,838
PennyMac Mortgage Investment Trust(a)	9,314	160,015

		743,920
IRON & STEEL—0.01%
General Steel Holdings Inc.(a)(b)	59,088	260,578

		260,578
LEISURE TIME—0.50%
Ambassadors Group Inc.	135,672	1,803,081
Interval Leisure Group Inc.(a)	266,613	3,324,664
Life Time Fitness Inc.(a)	25,279	630,205
Multimedia Games Inc.(a)	51,320	308,433
Polaris Industries Inc.(b)	219,503	9,576,916
Town Sports International Holdings Inc.(a)(b)	93,321	217,438
Universal Travel Group(a)	64,536	654,395

		16,515,132
LODGING—0.12%
Ameristar Casinos Inc.	183,516	2,794,949
Marcus Corp.	12,756	163,532
Monarch Casino & Resort Inc.(a)	48,053	389,229
Morgans Hotel Group Co.(a)	105,159	476,370

		3,824,080
MACHINERY—0.93%
Altra Holdings Inc.(a)	25,779	318,371

Bolt Technology Corp.(a)	20,650	227,563
Cognex Corp.	51,873	919,190
Duoyuan Printing Inc.(a)	19,603	157,804
Flow International Corp.(a)	283,335	872,672
Gorman-Rupp Co. (The)	64,534	1,783,720
Hurco Companies Inc.(a)	5,386	79,713
Intermec Inc.(a)	444,718	5,719,073
iRobot Corp.(a)(b)	138,896	2,444,570
Lindsay Corp.(b)	83,723	3,336,362
Middleby Corp. (The)(a)(b)	117,013	5,735,977
Nordson Corp.	81,392	4,979,563
Robbins & Myers Inc.	14,161	333,067
Sauer-Danfoss Inc.(a)	9,555	114,756
Tennant Co.	133,617	3,499,429

		30,521,830
MACHINERY - DIVERSIFIED—0.09%
Chart Industries Inc.(a)	179,842	2,976,385

		2,976,385
MANUFACTURING—2.07%
Actuant Corp. Class A	224,720	4,164,062
Acuity Brands Inc.	237,269	8,456,267
AZZ Inc.(a)	87,057	2,846,764
Blount International Inc.(a)	90,573	914,787
China Fire & Security Group Inc.(a)(b)	101,167	1,368,790
CLARCOR Inc.	135,405	4,392,538
Colfax Corp.(a)	48,873	588,431
ESCO Technologies Inc.	187,941	6,737,685
Flanders Corp.(a)	119,079	531,092
GP Strategies Corp.(a)	71,243	536,460
Hexcel Corp.(a)	692,198	8,984,730
Koppers Holdings Inc.	92,582	2,818,196
Lancaster Colony Corp.	137,599	6,838,670
LSB Industries Inc.(a)	124,432	1,754,491
Matthews International Corp. Class A	218,204	7,730,968
PMFG Inc.(a)(b)	94,179	1,526,642
Polypore International Inc.(a)	51,451	612,267
Portec Rail Products Inc.	24,576	263,209
Raven Industries Inc.	114,787	3,646,783
Smith & Wesson Holding Corp.(a)(b)	426,115	1,742,810
Sturm, Ruger & Co. Inc.(b)	128,398	1,245,461

		67,701,103
MEDIA—0.46%
Acacia Research Corp. - Acacia Technologies Group(a)	229,141	2,087,475
CKX Inc.(a)	416,440	2,194,639
Crown Media Holdings Inc. Class A(a)(b)	31,694	45,956
DG FastChannel Inc.(a)	148,644	4,151,627
Dolan Media Co.(a)	214,701	2,192,097
LodgeNet Interactive Corp.(a)	100,056	553,310
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	166,959	824,777
Mediacom Communications Corp. Class A(a)	99,500	444,765
Outdoor Channel Holdings Inc.(a)	12,781	74,130
Playboy Enterprises Inc. Class B(a)	155,083	496,266
PRIMEDIA Inc.	11,293	40,768
Value Line Inc.	9,830	246,831
World Wrestling Entertainment Inc.	121,305	1,859,606

		15,212,247

METAL FABRICATE & HARDWARE—0.42%
Ampco-Pittsburgh Corp.	30,951	975,885
Dynamic Materials Corp.	91,842	1,841,432
Hawk Corp. Class A(a)	7,445	131,106
North American Galvanizing & Coatings Inc.(a)(b)	66,587	322,947
Omega Flex Inc.	19,664	275,296
RBC Bearings Inc.(a)	147,524	3,589,259
Sun Hydraulics Corp.	36,870	967,838
TriMas Corp.(a)	66,179	448,032
Worthington Industries Inc.	395,144	5,164,532

		13,716,327
MINING—0.29%
Allied Nevada Gold Corp.(a)	329,600	4,970,368
AMCOL International Corp.	38,189	1,085,331
Paramount Gold and Silver Corp.(a)(b)	472,782	685,534
Stillwater Mining Co.(a)	39,812	377,418
United States Lime & Minerals Inc.(a)	10,405	359,285
Uranerz Energy Corp.(a)	307,597	399,876
Uranium Energy Corp.(a)(b)	384,007	1,451,546

		9,329,358
MISCELLANEOUS - MANUFACTURING—0.03%
STR Holdings Inc.(a)	56,289	884,300

		884,300
OFFICE FURNISHINGS—0.58%
Herman Miller Inc.	385,647	6,162,639
HNI Corp.	234,282	6,473,212
Interface Inc. Class A	347,973	2,891,656
Knoll Inc.	337,083	3,482,067

		19,009,574
OIL & GAS—2.02%
Alon USA Energy Inc.(b)	5,857	40,062
Apco Oil & Gas International Inc.	66,148	1,461,871
Approach Resources Inc.(a)	29,281	226,049
Arena Resources Inc.(a)	273,974	11,813,759
Atlas Energy Inc.	233,861	7,055,586
ATP Oil & Gas Corp.(a)	59,555	1,088,665
BPZ Resources Inc.(a)	529,379	5,029,100
Brigham Exploration Co.(a)	387,168	5,246,126
Carrizo Oil & Gas Inc.(a)(b)	199,984	5,297,576
Cheniere Energy Inc.(a)	129,881	314,312
Contango Oil & Gas Co.(a)	82,300	3,868,923
CREDO Petroleum Corp.(a)	41,336	384,425
Cubic Energy Inc.(a)	63,303	94,321
CVR Energy Inc.(a)	12,282	84,255
Delta Petroleum Corp.(a)(b)	682,723	710,032
Endeavour International Corp.(a)	762,060	823,025
FX Energy Inc.(a)	306,803	874,389
GMX Resources Inc.(a)(b)	114,923	1,579,042
Gulfport Energy Corp.(a)	178,806	2,047,329
Isramco Inc.(a)	7,781	556,341
McMoRan Exploration Co.(a)(b)	544,393	4,366,032
Northern Oil and Gas Inc.(a)	256,208	3,033,503
Panhandle Oil and Gas Inc.	51,850	1,342,915
Pioneer Drilling Co.(a)	70,832	559,573

PrimeEnergy Corp.(a)	3,977	144,723
Rex Energy Corp.(a)	132,037	1,584,444
SulphCo Inc.(a)(b)	491,829	329,525
Toreador Resources Corp.(b)	144,010	1,425,699
VAALCO Energy Inc.	26,488	120,520
Venoco Inc.(a)	41,626	542,803
W&T Offshore Inc.	231,273	2,705,894
Warren Resources Inc.(a)	279,211	684,067
Zion Oil & Gas Inc.(a)(b)	104,748	748,948

		66,183,834
OIL & GAS SERVICES—1.23%
Cal Dive International Inc.(a)	75,946	574,152
CARBO Ceramics Inc.	127,070	8,662,362
Dril-Quip Inc.(a)	208,467	11,774,216
Geokinetics Inc.(a)	28,698	276,075
Gulf Island Fabrication Inc.	5,115	107,568
Hercules Offshore Inc.(a)	88,286	422,007
ION Geophysical Corp.(a)	57,899	342,762
Lufkin Industries Inc.	94,520	6,918,864
Matrix Service Co.(a)	55,858	594,888
Natural Gas Services Group Inc.(a)	8,552	161,205
RPC Inc.	201,795	2,098,668
Tetra Technologies Inc.(a)	288,627	3,197,987
TGC Industries Inc.(a)	73,904	288,965
Willbros Group Inc.(a)	282,992	4,774,075

		40,193,794
PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(a)	35,759	1,368,855
Astronics Corp.(a)	55,474	474,303
BWAY Holding Co.(a)	5,385	103,500
Silgan Holdings Inc.	100,613	5,823,480

		7,770,138
PHARMACEUTICALS—5.69%
Accelrys Inc.(a)	196,902	1,128,248
Acura Pharmaceuticals Inc.(a)(b)	59,185	315,456
Adolor Corp.(a)	179,905	262,661
Akorn Inc.(a)	398,815	713,879
Alkermes Inc.(a)	677,705	6,377,204
Allos Therapeutics Inc.(a)	517,336	3,398,898
Alnylam Pharmaceuticals Inc.(a)(b)	258,250	4,550,365
Amicus Therapeutics Inc.(a)	107,144	425,362
Ardea Biosciences Inc.(a)(b)	102,475	1,434,650
Array BioPharma Inc.(a)	347,674	976,964
Auxilium Pharmaceuticals Inc.(a)	331,588	9,941,008
AVANIR Pharmaceuticals Inc. Class A(a)(b)	463,061	879,816
AVI BioPharma Inc.(a)(b)	681,172	994,511
Biodel Inc.(a)	102,385	444,351
BioDelivery Sciences International Inc.(a)(b)	73,203	287,688
BioScrip Inc.(a)	277,992	2,324,013
BioSpecifics Technologies Corp.(a)	26,124	766,739
Cadence Pharmaceuticals Inc.(a)(b)	176,319	1,705,005
Caraco Pharmaceutical Laboratories Ltd.(a)	28,087	169,645
Catalyst Health Solutions Inc.(a)	262,896	9,587,817
Chelsea Therapeutics International Ltd.(a)(b)	188,336	508,507
China Sky One Medical Inc.(a)(b)	75,223	1,711,323
Clarient Inc.(a)	217,196	575,569

Cornerstone Therapeutics Inc.(a)	47,144	287,578
Cubist Pharmaceuticals Inc.(a)	413,183	7,838,082
Cumberland Pharmaceuticals Inc.(a)	47,629	647,278
Cypress Bioscience Inc.(a)	274,425	1,580,688
Depomed Inc.(a)	367,082	1,229,725
Discovery Laboratories Inc.(a)(b)	908,171	570,786
DURECT Corp.(a)	622,653	1,537,953
Dyax Corp.(a)	512,407	1,737,060
Emergent BioSolutions Inc.(a)	116,919	1,588,929
Hemispherx Biopharma Inc.(a)(b)	891,109	499,021
Hi-Tech Pharmacal Co. Inc.(a)	13,636	382,490
Idenix Pharmaceuticals Inc.(a)	223,367	480,239
Impax Laboratories Inc.(a)	434,903	5,914,681
Infinity Pharmaceuticals Inc.(a)	59,518	367,821
Insmed Inc.(a)	905,239	697,034
Inspire Pharmaceuticals Inc.(a)	439,970	2,428,634
Isis Pharmaceuticals Inc.(a)	667,698	7,411,448
ISTA Pharmaceuticals Inc.(a)	240,137	1,095,025
Javelin Pharmaceuticals Inc.(a)	383,979	499,173
K-V Pharmaceutical Co. Class A(a)(b)	140,911	517,143
Lannett Co. Inc.(a)	73,165	432,405
Ligand Pharmaceuticals Inc. Class B(a)	807,989	1,753,336
MannKind Corp.(a)(b)	414,334	3,629,566
MAP Pharmaceuticals Inc.(a)	64,551	615,171
Matrixx Initiatives Inc.(a)(b)	68,588	289,441
Medicines Co. (The)(a)	266,011	2,218,532
Medicis Pharmaceutical Corp. Class A	57,526	1,556,078
Medivation Inc.(a)(b)	205,790	7,747,993
MiddleBrook Pharmaceuticals Inc.(a)(b)	263,800	134,538
Myriad Pharmaceuticals Inc.(a)	157,545	792,451
Nabi Biopharmaceuticals(a)	270,783	1,326,837
Neogen Corp.(a)	142,160	3,356,398
Neurocrine Biosciences Inc.(a)	282,373	768,055
NeurogesX Inc.(a)(b)	74,854	577,124
NPS Pharmaceuticals Inc.(a)	343,403	1,167,570
Nutraceutical International Corp.(a)	5,114	63,260
Obagi Medical Products Inc.(a)	123,441	1,481,292
Onyx Pharmaceuticals Inc.(a)	442,577	12,985,209
Opko Health Inc.(a)(b)	311,312	569,701
Osiris Therapeutics Inc.(a)(b)	120,925	863,404
Pain Therapeutics Inc.(a)	251,008	1,345,403
PetMed Express Inc.	167,295	2,949,411
Pharmasset Inc.(a)	149,934	3,103,634
PharMerica Corp.(a)	218,566	3,470,828
Poniard Pharmaceuticals Inc.(a)(b)	182,980	334,853
POZEN Inc.(a)	188,912	1,131,583
Progenics Pharmaceuticals Inc.(a)	146,128	648,808
Questcor Pharmaceuticals Inc.(a)	411,423	1,954,259
Repros Therapeutics Inc.(a)(b)	129,577	103,221
Rigel Pharmaceuticals Inc.(a)	357,081	3,395,840
Salix Pharmaceuticals Ltd.(a)	398,735	10,127,869
Santarus Inc.(a)	371,541	1,716,519
Schiff Nutrition International Inc.	11,315	88,483
SciClone Pharmaceuticals Inc.(a)	258,278	601,788
SIGA Technologies Inc.(a)(b)	218,016	1,264,493
Spectrum Pharmaceuticals Inc.(a)(b)	309,675	1,374,957
Star Scientific Inc.(a)(b)	582,953	408,067
Sucampo Pharmaceuticals Inc.(a)	77,859	314,550

Synta Pharmaceuticals Corp.(a)	117,501	594,555
Synutra International Inc.(a)(b)	129,797	1,753,557
Theravance Inc.(a)(b)	381,984	4,992,531
USANA Health Sciences Inc.(a)	44,632	1,423,761
Vanda Pharmaceuticals Inc.(a)(b)	190,439	2,140,534
ViroPharma Inc.(a)	112,518	944,026
VIVUS Inc.(a)(b)	575,754	5,291,179
XenoPort Inc.(a)	213,715	3,966,550
Zymogenetics Inc.(a)(b)	268,674	1,716,827

		186,276,914
REAL ESTATE—0.02%
Government Properties Income Trust	7,267	166,996
Starwood Property Trust Inc.	28,956	546,979

		713,975
REAL ESTATE INVESTMENT TRUSTS—1.18%
Acadia Realty Trust	66,334	1,119,055
Alexander’s Inc.(a)	9,088	2,766,569
Apollo Commercial Real Estate Finance Inc.(a)	6,187	111,304
Associated Estates Realty Corp.	13,475	151,863
Colony Financial Inc.	8,890	181,089
CreXus Investment Corp.(a)	8,412	117,432
Cypress Sharpridge Investments Inc.	10,453	141,220
DuPont Fabros Technology Inc.	101,317	1,822,693
EastGroup Properties Inc.	111,144	4,254,592
Equity Lifestyle Properties Inc.	112,475	5,676,613
Getty Realty Corp.	50,280	1,183,088
Invesco Mortgage Capital Inc.	5,573	126,841
Investors Real Estate Trust	32,029	288,261
LTC Properties Inc.	18,180	486,315
Mid-America Apartment Communities Inc.	100,954	4,874,059
National Health Investors Inc.	9,610	355,474
Omega Healthcare Investors Inc.	110,270	2,144,751
PS Business Parks Inc.	41,656	2,084,883
Redwood Trust Inc.	72,371	1,046,485
Saul Centers Inc.	28,575	936,117
Tanger Factory Outlet Centers Inc.	151,853	5,920,748
UMH Properties Inc.	15,299	129,736
Universal Health Realty Income Trust	42,819	1,371,493
Washington Real Estate Investment Trust	46,740	1,287,687

		38,578,368
RETAIL—7.37%
AFC Enterprises Inc.(a)	17,155	139,985
Allion Healthcare Inc.(a)	7,597	49,836
America’s Car-Mart Inc.(a)	41,842	1,101,700
Bebe Stores Inc.	172,995	1,084,679
Benihana Inc. Class A(a)	45,471	172,335
Big 5 Sporting Goods Corp.	154,211	2,649,345
BJ’s Restaurants Inc.(a)	140,492	2,644,059
Books-A-Million Inc.	5,564	37,390
Buckle Inc. (The)(b)	167,994	4,918,864
Buffalo Wild Wings Inc.(a)(b)	128,926	5,191,850
California Pizza Kitchen Inc.(a)	138,484	1,862,610
Caribou Coffee Co. Inc.(a)(b)	49,641	383,229
Carrols Restaurant Group Inc.(a)	81,477	576,042
Casey’s General Stores Inc.	222,656	7,107,180
Cato Corp. (The) Class A	198,271	3,977,316
CEC Entertainment Inc.(a)	165,056	5,268,588

Charming Shoppes Inc.(a)	56,261	364,009
Cheesecake Factory Inc. (The)(a)	430,836	9,301,749
Children’s Place Retail Stores Inc. (The)(a)	158,260	5,224,163
Christopher & Banks Corp.	31,060	236,677
Citi Trends Inc.(a)	105,235	2,906,591
CKE Restaurants Inc.	349,823	2,959,503
Coldwater Creek Inc.(a)	331,782	1,479,748
Collective Brands Inc.(a)	200,238	4,559,419
Cracker Barrel Old Country Store Inc.	119,436	4,537,374
Denny’s Corp.(a)	694,313	1,520,545
Destination Maternity Corp.(a)	34,161	649,059
DineEquity Inc.(a)(b)	126,026	3,061,172
Domino’s Pizza Inc.(a)	25,201	211,184
Dress Barn Inc.(a)(b)	92,501	2,136,773
DSW Inc. Class A(a)	5,072	131,263
Einstein Noah Restaurant Group Inc.(a)	32,094	315,484
EZCORP Inc.(a)	324,358	5,582,201
FGX International Holdings Ltd.(a)	105,249	2,061,828
Finish Line Inc. (The) Class A	166,638	2,091,307
First Cash Financial Services Inc.(a)	164,649	3,653,561
Fred’s Inc. Class A	86,992	887,318
Frisch’s Restaurants Inc.	2,573	61,366
Fuqi International Inc.(a)(b)	87,731	1,574,771
hhgregg Inc.(a)	91,256	2,010,370
Hibbett Sports Inc.(a)(b)	204,818	4,503,948
Hot Topic Inc.(a)	190,703	1,212,871
HSN Inc.(a)	284,765	5,749,405
J. Crew Group Inc.(a)	360,741	16,139,552
Jack in the Box Inc.(a)	409,267	8,050,282
Jo-Ann Stores Inc.(a)	70,718	2,562,820
Jos. A. Bank Clothiers Inc.(a)	131,129	5,532,333
Kirkland’s Inc.(a)	89,548	1,555,449
Krispy Kreme Doughnuts Inc.(a)	422,109	1,245,222
lululemon athletica inc.(a)(b)	291,481	8,773,578
Lumber Liquidators Inc.(a)	103,500	2,773,800
McCormick & Schmick’s Seafood Restaurants Inc.(a)	10,843	75,467
Men’s Wearhouse Inc. (The)	19,542	411,555
99 Cents Only Stores(a)	295,664	3,864,328
Nu Skin Enterprises Inc. Class A	354,348	9,521,331
OfficeMax Inc.(a)	395,441	5,018,146
P.F. Chang’s China Bistro Inc.(a)(b)	170,017	6,445,344
Pantry Inc. (The)(a)	18,809	255,614
Papa John’s International Inc.(a)	127,045	2,967,771
PC Mall Inc.(a)	19,977	104,280
PriceSmart Inc.	114,509	2,340,564
Red Robin Gourmet Burgers Inc.(a)	26,775	479,272
rue21 Inc.(a)	21,517	604,413
Rush Enterprises Inc. Class A(a)	52,400	623,036
Ruth’s Hospitality Group Inc.(a)	118,849	248,394
Sally Beauty Holdings Inc.(a)	167,874	1,284,236
School Specialty Inc.(a)	47,961	1,121,808
Sonic Automotive Inc.(a)	56,362	585,601
Sonic Corp.(a)	398,340	4,011,284
Sport Supply Group Inc.	18,873	237,611
Stein Mart Inc.(a)	171,614	1,829,405
Susser Holdings Corp.(a)	8,379	71,976
Systemax Inc.	22,378	351,558
Talbots Inc. (The)(a)(b)	110,412	983,771

Texas Roadhouse Inc.(a)	358,470	4,025,618
Titan Machinery Inc.(a)(b)	86,338	996,341
Tractor Supply Co.(a)(b)	257,402	13,632,010
Ulta Salon Cosmetics & Fragrance Inc.(a)	198,298	3,601,092
Under Armour Inc. Class A(a)(b)	237,481	6,476,107
Vitamin Shoppe Inc.(a)	28,932	643,448
Wet Seal Inc. Class A(a)	695,072	2,397,998
World Fuel Services Corp.	422,603	11,321,534
Zumiez Inc.(a)	135,636	1,725,290

		241,037,906
SAVINGS & LOANS—0.15%
Brookline Bancorp Inc.	103,763	1,028,291
Brooklyn Federal Bancorp Inc.	10,838	108,814
Cheviot Financial Corp.	4,463	32,982
Clifton Savings Bancorp Inc.	7,254	67,970
Danvers Bancorp Inc.	10,803	140,331
Heritage Financial Group	3,212	23,287
Investors Bancorp Inc.(a)	28,677	313,726
Kearny Financial Corp.	25,549	257,534
Kentucky First Federal Bancorp	3,467	38,137
Oritani Financial Corp.	57,914	795,159
Prudential Bancorp Inc. of Pennsylvania	22,013	209,564
Roma Financial Corp.	24,766	306,108
Territorial Bancorp Inc.(a)	9,628	173,785
United Financial Bancorp Inc.	20,048	262,829
ViewPoint Financial Group	73,330	1,056,685

		4,815,202
SEMICONDUCTORS—4.56%
Actel Corp.(a)	57,942	688,351
Advanced Analogic Technologies Inc.(a)	309,551	1,219,631
Amkor Technology Inc.(a)	783,375	5,608,965
ANADIGICS Inc.(a)	364,645	1,538,802
Applied Micro Circuits Corp.(a)	472,322	3,528,245
ATMI Inc.(a)	66,834	1,244,449
Cabot Microelectronics Corp.(a)	18,072	595,653
Cavium Networks Inc.(a)	259,878	6,192,893
CEVA Inc.(a)	121,503	1,562,529
Cirrus Logic Inc.(a)	467,712	3,189,796
Diodes Inc.(a)	240,761	4,923,562
Emulex Corp.(a)	549,532	5,989,899
Entropic Communications Inc.(a)	380,798	1,169,050
Exar Corp.(a)	24,085	171,244
FormFactor Inc.(a)	333,318	7,253,000
Hittite Microwave Corp.(a)	153,520	6,255,940
IPG Photonics Corp.(a)	165,553	2,771,357
IXYS Corp.(a)	139,779	1,037,160
Kopin Corp.(a)	483,626	2,021,557
Kulicke and Soffa Industries Inc.(a)	489,679	2,639,370
Lattice Semiconductor Corp.(a)	69,030	186,381
Micrel Inc.	133,693	1,096,283
Microsemi Corp.(a)	581,953	10,329,666
Microtune Inc.(a)	228,573	516,575
MIPS Technologies Inc. Class A(a)	326,229	1,425,621
Monolithic Power Systems Inc.(a)	242,817	5,820,323
NetLogic Microsystems Inc.(a)	129,558	5,993,353
PLX Technology Inc.(a)	265,476	857,487
Power Integrations Inc.	170,750	6,208,470

Rubicon Technology Inc.(a)(b)	89,562	1,819,004
Rudolph Technologies Inc.(a)	85,939	577,510
Semtech Corp.(a)	437,579	7,443,219
Skyworks Solutions Inc.(a)	1,201,364	17,047,355
Standard Microsystems Corp.(a)	41,095	853,954
Supertex Inc.(a)	78,501	2,339,330
Techwell Inc.(a)	103,277	1,363,256
Tessera Technologies Inc.(a)	348,688	8,113,970
TriQuint Semiconductor Inc.(a)	597,928	3,587,568
Ultratech Inc.(a)	169,231	2,514,773
Veeco Instruments Inc.(a)	155,063	5,123,282
Virage Logic Corp.(a)	9,623	52,926
Volterra Semiconductor Corp.(a)	162,307	3,103,310
Zoran Corp.(a)	279,461	3,088,044

		149,063,113
SOFTWARE—7.59%
ACI Worldwide Inc.(a)	251,111	4,306,554
Actuate Corp.(a)	322,485	1,380,236
Acxiom Corp.(a)	398,547	5,348,501
Advent Software Inc.(a)(b)	109,562	4,462,460
American Reprographics Co.(a)	232,120	1,627,161
American Software Inc. Class A	148,023	888,138
AMICAS Inc.(a)	191,718	1,042,946
ArcSight Inc.(a)	131,918	3,374,462
athenahealth Inc.(a)(b)	240,141	10,863,979
Avid Technology Inc.(a)	41,039	523,658
Blackbaud Inc.	314,209	7,424,759
Blackboard Inc.(a)	226,975	10,302,395
Bottomline Technologies Inc.(a)	179,667	3,156,749
Callidus Software Inc.(a)	98,519	297,527
China TransInfo Technology Corp.(a)	62,838	513,386
CommVault Systems Inc.(a)	298,426	7,069,712
Computer Programs and Systems Inc.	69,740	3,211,527
Concur Technologies Inc.(a)(b)	285,206	12,192,556
CSG Systems International Inc.(a)	150,571	2,874,400
Deltek Inc.(a)	123,828	963,382
DemandTec Inc.(a)	145,160	1,273,053
Digi International Inc.(a)	63,246	576,804
DivX Inc.(a)	146,706	827,422
Double-Take Software Inc.(a)	113,279	1,131,657
Ebix Inc.(a)(b)	53,842	2,629,105
Eclipsys Corp.(a)	402,769	7,459,282
EPIQ Systems Inc.(a)	232,067	3,246,617
FalconStor Software Inc.(a)	249,303	1,012,170
Global Defense Technology & Systems Inc.(a)	16,034	263,920
GSE Systems Inc.(a)	136,392	747,428
inContact Inc.(a)	195,986	574,239
infoGROUP Inc.(a)	132,545	1,063,011
Informatica Corp.(a)	625,109	16,165,319
InnerWorkings Inc.(a)(b)	146,778	865,990
Interactive Intelligence Inc.(a)	91,306	1,683,683
JDA Software Group Inc.(a)	155,082	3,949,939
Lawson Software Inc.(a)	401,182	2,667,860
ManTech International Corp. Class A(a)	125,078	6,038,766
MedAssets Inc.(a)	282,765	5,997,446
Medidata Solutions Inc.(a)	43,064	671,798
MicroStrategy Inc. Class A(a)	64,871	6,099,171
MoneyGram International Inc.(a)	511,623	1,473,474

NetSuite Inc.(a)(b)	119,595	1,911,128
Omnicell Inc.(a)	193,711	2,264,482
OPNET Technologies Inc.	94,724	1,154,686
Parametric Technology Corp.(a)	831,087	13,579,962
Pegasystems Inc.	107,616	3,658,944
Phase Forward Inc.(a)	309,200	4,746,220
Phoenix Technologies Ltd.(a)	249,868	687,137
Progress Software Corp.(a)	286,048	8,355,462
PROS Holdings Inc.(a)	137,311	1,421,169
QAD Inc.	88,085	538,199
Quality Systems Inc.(b)	169,039	10,613,959
Quest Software Inc.(a)	45,921	844,946
Renaissance Learning Inc.	46,831	532,000
Rosetta Stone Inc.(a)(b)	45,228	811,843
SeaChange International Inc.(a)	119,337	784,044
Smith Micro Software Inc.(a)	204,736	1,871,287
SolarWinds Inc.(a)(b)	86,962	2,000,996
Solera Holdings Inc.	498,817	17,962,400
Synchronoss Technologies Inc.(a)	119,077	1,882,607
SYNNEX Corp.(a)	27,939	856,610
Take-Two Interactive Software Inc.(a)	76,118	764,986
Taleo Corp. Class A(a)	281,628	6,623,891
THQ Inc.(a)	361,240	1,820,650
Trident Microsystems Inc.(a)	48,136	89,533
Ultimate Software Group Inc.(a)	174,576	5,127,297
Unica Corp.(a)	102,915	797,591
VeriFone Holdings Inc.(a)	517,227	8,472,178

		248,416,849
STORAGE & WAREHOUSING—0.03%
Mobile Mini Inc.(a)	66,377	935,252

		935,252
TELECOMMUNICATIONS—5.96%
Acme Packet Inc.(a)	278,570	3,064,270
ADC Telecommunications Inc.(a)	137,015	850,863
ADTRAN Inc.	308,208	6,950,090
Airvana Inc.(a)	104,789	796,396
Alaska Communications Systems Group Inc.	316,703	2,527,290
Anaren Inc.(a)	92,916	1,398,386
Anixter International Inc.(a)	32,685	1,539,463
Applied Signal Technology Inc.	93,133	1,796,536
ARRIS Group Inc.(a)	669,856	7,656,454
Aruba Networks Inc.(a)	422,124	4,499,842
Atheros Communications Inc.(a)(b)	458,501	15,699,074
BigBand Networks Inc.(a)	256,228	881,424
Cbeyond Inc.(a)(b)	165,970	2,614,028
Cincinnati Bell Inc.(a)	264,822	913,636
Comtech Telecommunications Corp.(a)	201,696	7,069,445
Consolidated Communications Holdings Inc.	87,845	1,537,288
CPI International Inc.(a)	15,504	205,273
DigitalGlobe Inc.(a)	105,503	2,553,173
EMS Technologies Inc.(a)	90,145	1,307,103
General Communication Inc. Class A(a)	173,203	1,105,035
GeoEye Inc.(a)	125,990	3,512,601
Global Crossing Ltd.(a)	178,488	2,543,454
Harmonic Inc.(a)	525,301	3,325,155
Hickory Tech Corp.	94,326	832,899
Hughes Communications Inc.(a)	64,391	1,676,098

Infinera Corp.(a)	601,874	5,338,622
InterDigital Inc.(a)	313,412	8,317,954
Iowa Telecommunications Services Inc.	35,285	591,377
Ixia(a)	226,685	1,686,536
Knology Inc.(a)	75,735	829,298
KVH Industries Inc.(a)	95,734	1,412,077
LogMeIn Inc.(a)	39,828	794,569
Loral Space & Communications Inc.(a)	76,746	2,425,941
MasTec Inc.(a)	268,451	3,355,638
NETGEAR Inc.(a)	64,533	1,399,721
Network Equipment Technologies Inc.(a)	106,306	430,539
Neutral Tandem Inc.(a)	235,250	5,351,938
Novatel Wireless Inc.(a)	219,597	1,750,188
NTELOS Holdings Corp.	216,464	3,857,388
Oplink Communications Inc.(a)	107,283	1,758,368
Opnext Inc.(a)	33,300	63,270
PAETEC Holding Corp.(a)	880,032	3,652,133
ParkerVision Inc.(a)	262,000	479,460
Plantronics Inc.	308,848	8,023,871
Polycom Inc.(a)	237,998	5,942,810
Preformed Line Products Co.	14,678	642,896
Premiere Global Services Inc.(a)	335,434	2,767,331
RCN Corp.(a)	261,435	2,836,570
RF Micro Devices Inc.(a)	1,763,077	8,409,877
SAVVIS Inc.(a)	259,067	3,639,891
Shenandoah Telecommunications Co.	169,072	3,440,615
ShoreTel Inc.(a)	319,124	1,844,537
Switch & Data Facilities Co. Inc.(a)(b)	145,934	2,949,326
Syniverse Holdings Inc.(a)	406,933	7,113,189
Tekelec(a)	159,375	2,435,250
3Com Corp.(a)	2,276,920	17,076,900
USA Mobility Inc.	147,267	1,621,410
Viasat Inc.(a)	186,186	5,916,991

		195,011,757
TEXTILES—0.03%
UniFirst Corp.	19,307	928,860

		928,860
TOYS, GAMES & HOBBIES—0.01%
LeapFrog Enterprises Inc.(a)	51,724	202,241

		202,241
TRANSPORTATION—1.25%
Air Transport Services Group Inc.(a)	246,842	651,663
Celadon Group Inc.(a)	130,023	1,410,750
Dynamex Inc.(a)	49,794	901,271
Echo Global Logistics Inc.(a)	15,030	190,731
Forward Air Corp.	99,360	2,488,968
Genesee & Wyoming Inc. Class A(a)	266,160	8,687,462
Golar LNG Ltd.(a)	149,566	1,917,436
GulfMark Offshore Inc.(a)	85,647	2,424,667
Heartland Express Inc.	227,733	3,477,483
Hub Group Inc. Class A(a)	127,552	3,422,220
Knight Transportation Inc.	323,763	6,245,388
Marten Transport Ltd.(a)	109,748	1,969,977
Old Dominion Freight Line Inc.(a)	32,522	998,425
Patriot Transportation Holding Inc.(a)	5,905	557,786
PHI Inc.(a)	50,915	1,053,941

RailAmerica Inc.(a)	53,885	657,397
Ship Finance International Ltd.(b)	192,120	2,618,596
Teekay Tankers Ltd. Class A(b)	75,925	647,640
USA Truck Inc.(a)	39,626	496,118

		40,817,919
TRUCKING & LEASING—0.00%
TAL International Group Inc.	5,788	76,575

		76,575
WATER—0.11%
California Water Service Group	10,957	403,437
Connecticut Water Service Inc.	4,006	99,229
Consolidated Water Co. Ltd.	34,605	494,505
Pennichuck Corp.	6,213	131,281
PICO Holdings Inc.(a)	63,325	2,072,627
York Water Co.	34,504	500,653

		3,701,732

TOTAL COMMON STOCKS
(Cost: $3,625,995,522)		3,268,958,017

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	133,399	32,643

		32,643

TOTAL RIGHTS
(Cost: $0)		32,643

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.69%

MONEY MARKET FUNDS—10.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	299,065,565	299,065,565
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	48,642,335	48,642,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	2,163,009	2,163,009

		349,870,909

TOTAL SHORT-TERM INVESTMENTS
(Cost: $349,870,909)		349,870,909

TOTAL INVESTMENTS IN SECURITIES—110.60%
(Cost: $3,975,866,431)		3,618,861,569
Other Assets, Less Liabilities—(10.60)%		(346,799,733)

NET ASSETS—100.00%		$3,272,061,836

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.20%
Gaiam Inc. Class A(a)	112,422	$864,525
Harte-Hanks Inc.	262,747	2,832,413
inVentiv Health Inc.(a)	154,414	2,496,874
Marchex Inc. Class B	66,327	336,941

		6,530,753
AEROSPACE & DEFENSE—1.38%
AAR Corp.(a)	244,007	5,607,281
Argon ST Inc.(a)	14,611	317,351
Curtiss-Wright Corp.	312,311	9,781,581
Ducommun Inc.	72,534	1,357,111
Esterline Technologies Corp.(a)	138,048	5,628,217
Herley Industries Inc.(a)	94,936	1,318,661
Kaman Corp.	24,098	556,423
LMI Aerospace Inc.(a)	27,640	367,612
Moog Inc. Class A(a)	312,810	9,143,436
Teledyne Technologies Inc.(a)	166,951	6,404,240
Triumph Group Inc.	114,793	5,538,762

		46,020,675
AGRICULTURE—0.37%
Alico Inc.	2,653	75,504
Alliance One International Inc.(a)	198,514	968,748
Andersons Inc. (The)	125,548	3,241,649
Griffin Land & Nurseries Inc.	22,898	667,019
Universal Corp.	159,797	7,288,341

		12,241,261
AIRLINES—0.96%
Alaska Air Group Inc.(a)	237,209	8,197,943
JetBlue Airways Corp.(a)	1,749,269	9,533,516
Republic Airways Holdings Inc.(a)	189,119	1,397,589
SkyWest Inc.	383,781	6,493,575
UAL Corp.(a)	68,768	887,795
US Airways Group Inc.(a)	1,108,258	5,363,969

		31,874,387
APPAREL—1.23%
Carter’s Inc.(a)	84,104	2,207,730
Columbia Sportswear Co.	79,272	3,094,779
Crocs Inc.(a)	366,832	2,109,284
G-III Apparel Group Ltd.(a)	58,033	1,257,575
Gymboree Corp.(a)	41,108	1,787,787
Iconix Brand Group Inc.(a)	491,496	6,217,424
Jones Apparel Group Inc.	589,748	9,471,353
K-Swiss Inc. Class A(a)	78,743	782,705
Liz Claiborne Inc.(a)(b)	197,605	1,112,516
Oxford Industries Inc.	26,915	556,602
Perry Ellis International Inc.(a)	62,989	948,614
Quiksilver Inc.(a)	876,177	1,769,878

SKECHERS U.S.A. Inc. Class A(a)	228,470	6,719,303
Timberland Co. Class A(a)	108,262	1,941,138
Unifi Inc.(a)	312,502	1,212,508

		41,189,196
AUTO PARTS & EQUIPMENT—1.21%
American Axle & Manufacturing Holdings Inc.(a)(b)	299,783	2,404,260
ArvinMeritor Inc.(a)	458,346	5,124,308
ATC Technology Corp.(a)	35,243	840,546
Dana Holding Corp.(a)	961,896	10,426,953
Dorman Products Inc.(a)	67,025	1,049,611
Exide Technologies Inc.(a)	343,869	2,444,909
Miller Industries Inc.(a)	69,921	793,603
Modine Manufacturing Co.(a)	324,779	3,845,383
Spartan Motors Inc.	226,747	1,276,586
Standard Motor Products Inc.(a)	50,157	427,338
Superior Industries International Inc.	160,590	2,457,027
Tenneco Inc.(a)	409,887	7,267,297
Titan International Inc.(b)	241,905	1,961,850

		40,319,671
BANKS—10.14%
Alliance Financial Corp.(b)	28,708	779,422
American National Bankshares Inc.(b)	42,798	937,276
Ameris Bancorp	96,602	691,670
Ames National Corp.(b)	24,623	519,792
Arrow Financial Corp.	24,755	618,875
Auburn National Bancorporation Inc.(b)	15,552	306,219
BancFirst Corp.	45,594	1,688,802
Banco Latinoamericano de Comercio Exterior SA Class E	190,030	2,641,417
Bancorp Inc. (The)(a)	141,447	970,326
Bancorp Rhode Island Inc.	25,202	647,187
Bank Mutual Corp.	325,624	2,253,318
Bank of Kentucky Financial Corp. (The)(b)	21,015	394,662
Bank of Marin Bancorp	8,280	269,597
Bank of the Ozarks Inc.	84,092	2,461,373
Banner Corp.(b)	116,642	312,601
Bar Harbor Bankshares(b)	20,004	549,110
Boston Private Financial Holdings Inc.	470,927	2,717,249
Bridge Bancorp Inc.(b)	8,198	197,080
Bryn Mawr Bank Corp.	39,521	596,372
Camden National Corp.	53,296	1,742,779
Capital City Bank Group Inc.(b)	83,069	1,149,675
Cardinal Financial Corp.	104,072	909,589
Cathay General Bancorp(b)	246,678	1,862,419
Center Bancorp Inc.(b)	80,934	721,931
Centerstate Banks Inc.	103,697	1,046,303
Central Pacific Financial Corp.(a)(b)	206,176	270,091
Century Bancorp Inc. Class A	23,973	528,125
Chemical Financial Corp.(b)	147,255	3,472,273
Citizens & Northern Corp.	84,190	803,173
Citizens Holding Co.(b)	20,386	456,443
Citizens Republic Bancorp Inc.(a)	2,716,148	1,874,142
City Holding Co.	100,815	3,259,349
CNB Financial Corp.(b)	31,165	498,328
CoBiz Financial Inc.	200,065	950,309
Columbia Banking System Inc.	195,092	3,156,589
Community Bank System Inc.	224,948	4,343,746
Community Trust Bancorp Inc.	104,186	2,547,348
CVB Financial Corp.(b)	583,888	5,044,792
Eagle Bancorp Inc.(a)	105,948	1,109,276
East West Bancorp Inc.	632,955	10,000,689
Enterprise Bancorp Inc.(b)	33,997	372,267
Enterprise Financial Services Corp.(b)	39,760	306,550

F.N.B. Corp.	784,857	5,329,179
Farmers Capital Bank Corp.	44,974	459,634
Financial Institutions Inc.	75,714	891,911
First Bancorp (North Carolina)	102,193	1,427,636
First BanCorp (Puerto Rico)(b)	548,229	1,260,927
First Bancorp Inc. (The) (Maine)	61,043	941,283
First Busey Corp.(b)	334,284	1,300,365
First California Financial Group Inc.(a)(b)	41,717	114,305
First Commonwealth Financial Corp.	590,842	2,747,415
First Community Bancshares Inc.	97,284	1,172,272
First Financial Bancorp	354,068	5,155,230
First Financial Bankshares Inc.(b)	66,275	3,594,093
First Financial Corp.(b)	82,335	2,512,864
First Financial Service Corp.	29,724	269,299
First Merchants Corp.	148,391	881,443
First Midwest Bancorp Inc.	376,242	4,097,275
First of Long Island Corp. (The)	32,086	810,171
1st Source Corp.	105,143	1,691,751
First South Bancorp Inc.(b)	57,079	587,914
FirstMerit Corp.	570,091	11,481,633
German American Bancorp Inc.	77,485	1,259,131
Glacier Bancorp Inc.	423,753	5,813,891
Great Southern Bancorp Inc.(b)	54,805	1,170,635
Guaranty Bancorp(a)	367,408	484,979
Hampton Roads Bankshares Inc.(b)	135,705	234,770
Hancock Holding Co.	168,973	7,399,328
Harleysville National Corp.	299,509	1,928,838
Heartland Financial USA Inc.(b)	92,356	1,325,309
Heritage Financial Corp.	64,251	885,379
Home Bancshares Inc.	120,415	2,898,389
IBERIABANK Corp.	142,020	7,642,096
Independent Bank Corp. (Massachusetts)	143,982	3,007,784
International Bancshares Corp.(b)	359,540	6,806,092
K-Fed Bancorp(b)	29,520	259,481
Lakeland Bancorp Inc.	143,288	915,610
Lakeland Financial Corp.	110,108	1,899,363
MainSource Financial Group Inc.	141,085	674,386
MB Financial Inc.	346,284	6,828,720
Merchants Bancshares Inc.	33,264	753,097
Metro Bancorp Inc.(a)	52,530	660,302
MidSouth Bancorp Inc.(b)	30,725	427,077
Nara Bancorp Inc.(a)	148,149	1,680,010
National Bankshares Inc.(b)	48,607	1,375,092
National Penn Bancshares Inc.	869,291	5,033,195
NBT Bancorp Inc.	235,569	4,798,541
Northfield Bancorp Inc.	135,563	1,832,812
Northrim BanCorp Inc.	44,029	743,210
Norwood Financial Corp.	13,811	394,856
Ohio Valley Banc Corp.(b)	27,789	612,192
Old National Bancorp	601,666	7,478,708
Old Point Financial Corp.(b)	14,802	230,171
Old Second Bancorp Inc.(b)	71,631	493,538
Oriental Financial Group Inc.	167,365	1,807,542
Orrstown Financial Services Inc.	18,850	657,488
Pacific Capital Bancorp(b)	331,773	318,502
Pacific Continental Corp.	129,098	1,476,881
PacWest Bancorp	185,120	3,730,168
Park National Corp.(b)	71,154	4,189,548
Peapack-Gladstone Financial Corp.	51,578	654,009
Penns Woods Bancorp Inc.(b)	10,871	352,655
Peoples Bancorp Inc.	73,231	708,876
Peoples Financial Corp.(b)	25,757	523,382
Pinnacle Financial Partners Inc.(a)	228,759	3,252,953
Porter Bancorp Inc.	20,764	312,291

PremierWest Bancorp(b)	145,377	206,435
PrivateBancorp Inc.	127,409	1,142,859
Prosperity Bancshares Inc.	318,423	12,886,579
Renasant Corp.	145,299	1,976,066
Republic Bancorp Inc. Class A	58,550	1,206,130
Republic First Bancorp Inc.(a)	52,873	225,768
S&T Bancorp Inc.(b)	163,363	2,778,805
S.Y. Bancorp Inc.	48,080	1,026,508
Sandy Spring Bancorp Inc.	115,157	1,023,746
Santander BanCorp(a)	31,655	388,723
SCBT Financial Corp.	88,563	2,452,309
Shore Bancshares Inc.	58,960	852,562
Sierra Bancorp(b)	61,336	467,994
Signature Bank(a)	53,588	1,709,457
Simmons First National Corp. Class A	116,047	3,226,107
Smithtown Bancorp Inc.	103,697	616,997
South Financial Group Inc. (The)	1,508,694	972,655
Southside Bancshares Inc.	71,489	1,402,614
Southwest Bancorp Inc.	103,359	717,311
State Bancorp Inc.	102,250	726,997
Stellar One Corp.	158,886	1,582,505
Sterling Bancorp	123,014	878,320
Sterling Bancshares Inc.	567,072	2,909,079
Sterling Financial Corp.(a)(b)	371,920	230,590
Suffolk Bancorp	21,339	633,768
Sun Bancorp Inc. (New Jersey)(a)	94,604	354,765
Susquehanna Bancshares Inc.	599,161	3,529,058
SVB Financial Group(a)(b)	256,596	10,697,487
Texas Capital Bancshares Inc.(a)	224,163	3,129,315
Tompkins Financial Corp.	36,350	1,472,175
Tower Bancorp Inc.	33,377	762,664
TowneBank(b)	147,890	1,727,355
TriCo Bancshares	97,494	1,623,275
TrustCo Bank Corp. NY	326,369	2,056,125
Trustmark Corp.	439,601	9,908,607
UMB Financial Corp.	222,379	8,750,614
Umpqua Holdings Corp.	599,128	8,034,306
Union Bankshares Corp.	128,264	1,589,191
United Bancshares Inc.(b)	262,781	5,247,737
United Community Banks Inc.(a)	564,323	1,913,055
United Security Bancshares Inc.(b)	42,115	721,851
Univest Corp. of Pennsylvania	114,359	2,004,713
Washington Banking Co.	106,322	1,269,485
Washington Trust Bancorp Inc.	97,990	1,526,684
Webster Financial Corp.	469,310	5,570,710
WesBanco Inc.	160,444	1,979,879
West Bancorporation Inc.	106,920	527,116
Westamerica Bancorporation(b)	87,322	4,835,019
Western Alliance Bancorporation(a)(b)	310,635	1,174,200
Wilber Corp. (The)(b)	42,856	308,563
Wilshire Bancorp Inc.	126,258	1,034,053
Wintrust Financial Corp.	164,923	5,077,979
Yadkin Valley Financial Corp.(b)	110,360	403,918

		338,107,194
BEVERAGES—0.03%
Farmer Bros. Co.	26,339	519,932
National Beverage Corp.(a)	35,806	496,271

		1,016,203
BIOTECHNOLOGY—0.47%
Affymetrix Inc.(a)	64,778	378,304
American Oriental Bioengineering Inc.(a)(b)	269,646	1,253,854
ArQule Inc.(a)	132,897	490,390

Cambrex Corp.(a)	15,860	88,499
Celera Corp.(a)	448,022	3,095,832
CryoLife Inc.(a)	17,515	112,446
Enzo Biochem Inc.(a)	59,031	317,587
Facet Biotech Corp.(a)	139,833	2,458,264
Geron Corp.(a)(b)	307,105	1,704,433
Harvard Bioscience Inc.(a)	12,700	45,339
Lexicon Pharmaceuticals Inc.(a)	336,964	572,839
Martek Biosciences Corp.(a)	187,922	3,559,243
Maxygen Inc.(a)	29,907	182,134
Omeros Corp.(a)	3,603	25,293
RTI Biologics Inc.(a)	244,743	939,813
SuperGen Inc.(a)	142,661	373,772

		15,598,042
BUILDING MATERIALS—0.82%
Apogee Enterprises Inc.	180,699	2,529,786
Builders FirstSource Inc.(a)(b)	34,975	134,654
Comfort Systems USA Inc.	266,869	3,293,163
Drew Industries Inc.(a)	50,782	1,048,648
Interline Brands Inc.(a)	222,577	3,843,905
LSI Industries Inc.	131,595	1,036,969
NCI Building Systems Inc.(a)	506,098	916,037
Quanex Building Products Corp.	107,595	1,825,887
Simpson Manufacturing Co. Inc.	59,763	1,607,027
Texas Industries Inc.	162,629	5,690,389
Trex Co. Inc.(a)(b)	12,942	253,663
U.S. Concrete Inc.(a)	206,579	187,987
Universal Forest Products Inc.	131,958	4,857,374

		27,225,489
CHEMICALS—3.04%
A. Schulman Inc.	162,149	3,272,167
Aceto Corp.	174,723	899,823
American Vanguard Corp.	121,884	1,011,637
Arch Chemicals Inc.	144,804	4,471,548
Chase Corp.	35,710	421,735
Ferro Corp.	591,525	4,874,166
H.B. Fuller Co.	335,405	7,630,464
Hawkins Inc.(b)	3,525	76,951
ICO Inc.	193,085	1,411,451
Innophos Holdings Inc.	119,331	2,743,420
Innospec Inc.	166,033	1,675,273
Minerals Technologies Inc.	129,196	7,037,306
NL Industries Inc.	5,806	40,294
Olin Corp.	487,525	8,541,438
OM Group Inc.(a)	210,857	6,618,801
PolyOne Corp.(a)	527,641	3,941,478
Quaker Chemical Corp.	75,213	1,552,396
Rockwood Holdings Inc.(a)	340,183	8,014,711
Sensient Technologies Corp.	336,397	8,847,241
ShengdaTech Inc.(a)(b)	198,488	1,216,731
Solutia Inc.(a)	822,026	10,439,730
Spartech Corp.	210,290	2,157,575
Stepan Co.	4,517	292,747
Symyx Technologies Inc.(a)	51,280	282,040
W.R. Grace & Co.(a)	351,314	8,905,810
Westlake Chemical Corp.	135,474	3,377,367
Zoltek Companies Inc.(a)(b)	190,048	1,805,456

		101,559,756
COAL—0.38%
Cloud Peak Energy Inc.(a)	125,440	1,826,406
International Coal Group Inc.(a)	626,474	2,418,190

Patriot Coal Corp.(a)(b)	509,838	7,882,095
Westmoreland Coal Co.(a)	55,944	498,461

		12,625,152
COMMERCIAL SERVICES—3.67%
ABM Industries Inc.	244,795	5,057,465
Advance America Cash Advance Centers Inc.	34,366	191,075
Albany Molecular Research Inc.(a)	161,953	1,470,533
Avis Budget Group Inc.(a)	291,143	3,819,796
Barrett Business Services Inc.	52,537	645,680
Bowne & Co. Inc.	264,021	1,763,660
Cardtronics Inc.(a)	24,367	269,743
CDI Corp.	75,388	976,275
Compass Diversified Holdings	162,885	2,078,413
Consolidated Graphics Inc.(a)	67,924	2,378,698
Cornell Companies Inc.(a)	75,288	1,709,038
CRA International Inc.(a)	12,017	320,253
Cross Country Healthcare Inc.(a)	195,024	1,932,688
Deluxe Corp.	161,350	2,386,366
Diamond Management & Technology Consultants Inc.	10,944	80,657
Dollar Financial Corp.(a)	23,674	560,127
Dollar Thrifty Automotive Group Inc.(a)	196,063	5,021,173
DynCorp International Inc.(a)	145,000	2,080,750
Electro Rent Corp.	123,887	1,429,656
Euronet Worldwide Inc.(a)(b)	41,967	921,176
Franklin Covey Co.(a)	15,929	100,353
GEO Group Inc. (The)(a)	69,380	1,518,034
Global Cash Access Inc.(a)	20,173	151,096
Great Lakes Dredge & Dock Corp.	20,227	131,071
H&E Equipment Services Inc.(a)	187,594	1,967,861
Hackett Group Inc. (The)(a)	128,909	358,367
HealthSpring Inc.(a)	339,385	5,976,570
Heidrick & Struggles International Inc.	117,827	3,680,915
Hill International Inc.(a)	21,031	131,233
ICT Group Inc.(a)	12,649	206,558
Integrated Electrical Services Inc.(a)	42,519	248,736
Jackson Hewitt Tax Service Inc.(a)(b)	195,003	858,013
Kelly Services Inc. Class A(a)	160,262	1,911,926
Kendle International Inc.(a)	79,728	1,459,820
Kforce Inc.(a)	198,416	2,480,200
Korn/Ferry International(a)	288,737	4,764,160
Landauer Inc.	25,829	1,585,901
Live Nation Inc.(a)	574,877	4,892,203
Mac-Gray Corp.(a)	65,879	678,554
MAXIMUS Inc.	9,742	487,100
McGrath RentCorp	141,007	3,152,917
MedQuist Inc.	61,295	410,064
MPS Group Inc.(a)	638,574	8,774,007
Multi-Color Corp.	5,560	67,888
Nobel Learning Communities Inc.(a)	3,964	30,087
On Assignment Inc.(a)	220,588	1,577,204
PHH Corp.(a)	380,007	6,121,913
Rent-A-Center Inc.(a)	455,942	8,079,292
Rewards Network Inc.	31,277	395,341
Sotheby’s	38,055	855,476
Spherion Corp.(a)	359,628	2,021,109
Standard Parking Corp.(a)	42,316	671,978
StarTek Inc.(a)	67,124	502,088
Steiner Leisure Ltd.(a)	50,409	2,004,262
Stewart Enterprises Inc. Class A	558,452	2,876,028
Team Inc.(a)	7,170	134,868
Tree.com Inc.(a)	41,570	380,365
TrueBlue Inc.(a)	300,824	4,455,203
United Rentals Inc.(a)	412,787	4,049,440

Valassis Communications Inc.(a)	61,295	1,119,247
Viad Corp.	127,391	2,628,076
Volt Information Sciences Inc.(a)	85,924	859,240
Watson Wyatt Worldwide Inc. Class A	53,371	2,536,190

		122,384,176
COMPUTERS—1.85%
Agilysys Inc.	106,286	967,203
CACI International Inc. Class A(a)	183,313	8,954,840
CIBER Inc.(a)	470,163	1,622,062
Cogo Group Inc.(a)	162,303	1,196,173
Computer Task Group Inc.(a)	39,501	316,403
COMSYS IT Partners Inc.(a)	103,281	918,168
Cray Inc.(a)	64,431	413,647
Dynamics Research Corp.(a)	60,490	641,799
Echelon Corp.(a)(b)	64,733	748,313
Electronics For Imaging Inc.(a)	338,034	4,397,822
Fortinet Inc.(a)	22,831	401,141
Furmanite Corp.(a)	88,994	339,067
Imation Corp.(a)	187,602	1,635,889
Insight Enterprises Inc.(a)	277,427	3,168,216
Integral Systems Inc.(a)	87,653	759,075
Mentor Graphics Corp.(a)	594,739	5,251,545
Mercury Computer Systems Inc.(a)	158,008	1,739,668
MTS Systems Corp.	104,057	2,990,598
Ness Technologies Inc.(a)	263,839	1,292,811
NetScout Systems Inc.(a)	23,640	346,090
Palm Inc.(a)(b)	134,249	1,347,860
PAR Technology Corp.(a)	17,750	102,595
Rimage Corp.(a)	65,643	1,138,250
Sigma Designs Inc.(a)(b)	50,491	540,254
Silicon Graphics International Corp.(a)	187,725	1,315,952
Silicon Storage Technology Inc.(a)	556,508	1,424,660
SMART Modular Technologies (WWH) Inc.(a)	250,122	1,573,267
SRA International Inc. Class A(a)	207,327	3,959,946
Super Micro Computer Inc.(a)	49,025	545,158
3D Systems Corp.(a)	35,406	400,088
Tier Technologies Inc. Class B(a)	56,949	455,592
Unisys Corp.(a)	275,632	10,628,370
Virtusa Corp.(a)	25,111	227,506

		61,760,028
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc.(a)	7,604	709,453
Elizabeth Arden Inc.(a)	167,713	2,421,776
Inter Parfums Inc.	80,474	979,369
Revlon Inc. Class A(a)(b)	69,659	1,184,900

		5,295,498
DISTRIBUTION & WHOLESALE—0.71%
Beacon Roofing Supply Inc.(a)	53,522	856,352
BlueLinx Holdings Inc.(a)(b)	85,623	237,176
BMP Sunstone Corp.(a)(b)	22,456	127,775
Chindex International Inc.(a)	8,367	118,226
Core-Mark Holding Co. Inc.(a)	48,490	1,598,230
Houston Wire & Cable Co.(b)	69,038	821,552
Owens & Minor Inc.	57,872	2,484,445
Pool Corp.	154,344	2,944,884
ScanSource Inc.(a)	171,646	4,582,948
United Stationers Inc.(a)	163,720	9,307,482
Watsco Inc.	15,295	749,149

		23,828,219

DIVERSIFIED FINANCIAL SERVICES—2.41%
Ampal-American Israel Corp. Class A(a)(b)	136,913	369,665
Artio Global Investors Inc. Class A(a)	154,720	3,943,813
Asset Acceptance Capital Corp.(a)(b)	61,633	417,872
BGC Partners Inc. Class A	170,519	787,798
Calamos Asset Management Inc. Class A	126,630	1,460,044
California First National Bancorp	13,563	177,133
Cohen & Steers Inc.(b)	63,980	1,461,303
CompuCredit Holdings Corp.(b)	62,472	208,032
Cowen Group Inc. Class A(a)	90,629	536,524
Credit Acceptance Corp.(a)	3,447	145,119
Diamond Hill Investment Group Inc.	2,246	144,261
Doral Financial Corp.(a)(b)	35,326	128,233
E*TRADE Financial Corp.(a)	10,874,809	19,030,916
Encore Capital Group Inc.(a)	93,523	1,627,300
Epoch Holding Corp.	10,618	110,958
Evercore Partners Inc. Class A	71,243	2,165,787
FBR Capital Markets Corp.(a)	114,675	708,691
Financial Federal Corp.	114,885	3,159,337
First Marblehead Corp. (The)(a)(b)	435,148	926,865
GAMCO Investors Inc. Class A	20,467	988,351
International Assets Holding Corp.(a)(b)	61,365	892,247
JMP Group Inc.	93,351	907,372
KBW Inc.(a)(b)	129,517	3,543,585
Knight Capital Group Inc. Class A(a)	314,500	4,843,300
LaBranche & Co. Inc.(a)	385,678	1,095,326
MF Global Ltd.(a)(b)	471,959	3,280,115
National Financial Partners Corp.(a)	284,534	2,301,880
Nelnet Inc. Class A	92,467	1,593,206
NewStar Financial Inc.(a)	137,613	539,443
Ocwen Financial Corp.(a)	396,261	3,792,218
Oppenheimer Holdings Inc. Class A	65,630	2,180,229
Penson Worldwide Inc.(a)(b)	49,266	446,350
Piper Jaffray Companies(a)	135,796	6,872,636
Sanders Morris Harris Group Inc.	134,682	740,751
SWS Group Inc.	181,674	2,198,255
Teton Advisors Inc. Class B(c)	652	10,425
Thomas Weisel Partners Group Inc.(a)	128,727	486,588
TradeStation Group Inc.(a)	171,459	1,352,812
U.S. Global Investors Inc. Class A(b)	8,992	110,692
Virtus Investment Partners Inc.(a)	40,485	643,711
Westwood Holdings Group Inc.	4,324	157,134
World Acceptance Corp.(a)	112,769	4,040,513

		80,526,790
ELECTRIC—3.40%
ALLETE Inc.	202,279	6,610,478
Avista Corp.	377,348	8,146,943
Black Hills Corp.	271,512	7,230,365
Central Vermont Public Service Corp.	81,188	1,688,710
CH Energy Group Inc.	108,481	4,612,612
Cleco Corp.	417,153	11,400,791
El Paso Electric Co.(a)	309,747	6,281,669
Empire District Electric Co. (The)	247,996	4,644,965
IDACORP Inc.	325,588	10,402,537
MGE Energy Inc.	159,036	5,683,947
NorthWestern Corp.	247,854	6,449,161
Otter Tail Corp.	244,419	6,061,591
Pike Electric Corp.(a)	62,146	576,715
PNM Resources Inc.	598,074	7,565,636
Portland General Electric Co.	518,863	10,589,994
U.S. Geothermal Inc.(a)	100,683	154,045
UIL Holdings Corp.	201,993	5,671,963
UniSource Energy Corp.	249,356	8,026,770
Unitil Corp.	73,293	1,684,273

		113,483,165

ELECTRICAL COMPONENTS & EQUIPMENT—1.17%
Advanced Energy Industries Inc.(a)	47,633	718,306
Belden Inc.	321,442	7,046,009
China BAK Battery Inc.(a)(b)	290,125	806,547
Encore Wire Corp.	124,904	2,631,727
Energy Conversion Devices Inc.(a)	51,027	539,355
EnerSys Inc.(a)	278,044	6,080,822
Fushi Copperweld Inc.(a)	110,888	1,122,187
GrafTech International Ltd.(a)	508,186	7,902,292
Graham Corp.	23,319	482,703
Greatbatch Inc.(a)	46,302	890,387
Insteel Industries Inc.	123,515	1,605,695
Lihua International Inc.(a)	9,118	95,283
Littelfuse Inc.(a)	149,353	4,801,699
Orion Energy Systems Inc.(a)(b)	115,888	508,748
Power-One Inc.(a)(b)	489,548	2,129,534
PowerSecure International Inc.(a)	83,959	605,344
SatCon Technology Corp.(a)(b)	58,260	164,293
Ultralife Corp.(a)	6,287	27,160
Valence Technology Inc.(a)(b)	56,049	51,005
Vicor Corp.(a)	81,281	755,913

		38,965,009
ELECTRONICS—2.57%
Analogic Corp.	30,691	1,181,910
Bel Fuse Inc. Class B	71,999	1,547,259
Benchmark Electronics Inc.(a)	399,277	7,550,328
Brady Corp. Class A	330,789	9,926,978
Checkpoint Systems Inc.(a)	205,223	3,129,651
China Security & Surveillance Technology Inc.(a)	59,291	452,983
Coherent Inc.(a)(b)	148,866	4,425,786
CTS Corp.	220,374	2,119,998
Cymer Inc.(a)	205,024	7,868,821
Daktronics Inc.	32,176	296,341
DDi Corp.(a)	89,360	436,970
Electro Scientific Industries Inc.(a)	190,375	2,059,857
FARO Technologies Inc.(a)	12,017	257,644
FEI Co.(a)	19,832	463,276
ICx Technologies Inc.(a)(b)	36,083	343,510
II-VI Inc.(a)	55,266	1,757,459
L-1 Identity Solutions Inc.(a)	113,509	850,182
LaBarge Inc.(a)	20,624	248,519
Measurement Specialties Inc.(a)	102,047	1,025,572
MEMSIC Inc.(a)	105,086	344,682
Methode Electronics Inc.	229,786	1,994,542
OSI Systems Inc.(a)	23,699	646,509
OYO Geospace Corp.(a)	27,654	1,186,080
Park Electrochemical Corp.	52,173	1,442,062
Plexus Corp.(a)	180,566	5,146,131
Rofin-Sinar Technologies Inc.(a)	111,611	2,635,136
Rogers Corp.(a)	83,942	2,544,282
Spectrum Control Inc.(a)	87,653	830,074
Stoneridge Inc.(a)	105,317	948,906
Technitrol Inc.	277,565	1,215,735
TTM Technologies Inc.(a)	299,541	3,453,708
Varian Inc.(a)	153,276	7,899,845
Watts Water Technologies Inc. Class A	201,730	6,237,492
Woodward Governor Co.	80,547	2,075,696
X-Rite Inc.(a)(b)	169,841	370,253
Zygo Corp.(a)	102,239	688,068

		85,602,245

ENERGY - ALTERNATE SOURCES—0.16%
Ascent Solar Technologies Inc.(a)(b)	108,012	572,464
Evergreen Solar Inc.(a)(b)	592,979	895,398
FuelCell Energy Inc.(a)	98,082	368,788
Green Plains Renewable Energy Inc.(a)(b)	62,857	934,684
Headwaters Inc.(a)	418,728	2,730,107

		5,501,441
ENGINEERING & CONSTRUCTION—0.99%
Dycom Industries Inc.(a)	267,236	2,145,905
EMCOR Group Inc.(a)	311,783	8,386,963
ENGlobal Corp.(a)	8,549	26,758
Granite Construction Inc.	204,476	6,882,662
Insituform Technologies Inc. Class A(a)	267,709	6,082,348
Layne Christensen Co.(a)	135,139	3,879,841
Mistras Group Inc.(a)	25,827	388,955
Sterling Construction Co. Inc.(a)	83,087	1,593,609
Tutor Perini Corp.(a)	178,809	3,232,867
VSE Corp.	6,171	278,189

		32,898,097
ENTERTAINMENT—0.69%
Ascent Media Corp. Class A(a)	98,088	2,504,187
Bluegreen Corp.(a)	106,175	256,943
Carmike Cinemas Inc.(a)	15,116	114,277
Churchill Downs Inc.	65,998	2,465,025
Cinemark Holdings Inc.	22,435	322,391
Great Wolf Resorts Inc.(a)	174,100	412,617
Lakes Entertainment Inc.(a)	89,945	225,762
National CineMedia Inc.	270,907	4,488,929
Pinnacle Entertainment Inc.(a)	191,723	1,721,673
Reading International Inc. Class A(a)	93,383	378,201
Speedway Motorsports Inc.	89,420	1,575,580
Steinway Musical Instruments Inc.(a)	47,130	749,838
Vail Resorts Inc.(a)(b)	203,140	7,678,692

		22,894,115
ENVIRONMENTAL CONTROL—0.22%
Clean Harbors Inc.(a)	7,597	452,857
EnergySolutions Inc.	470,557	3,995,029
Fuel Tech Inc.(a)(b)	27,098	221,391
Metalico Inc.(a)(b)	223,384	1,099,049
Met-Pro Corp.	23,468	249,230
Mine Safety Appliances Co.	12,811	339,876
Waste Services Inc.(a)	107,536	979,653

		7,337,085
FOOD—1.80%
American Italian Pasta Co. Class A(a)	41,444	1,441,837
B&G Foods Inc. Class A	146,283	1,342,878
Chiquita Brands International Inc.(a)	306,457	5,528,484
Diamond Foods Inc.	24,812	881,818
Dole Food Co. Inc.(a)(b)	86,975	1,079,360
Fresh Del Monte Produce Inc.(a)	282,511	6,243,493
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	233,091	2,748,143
Hain Celestial Group Inc.(a)	207,109	3,522,924
HQ Sustainable Maritime Industries Inc.(a)	5,089	35,827
Imperial Sugar Co.	82,781	1,443,701
Ingles Markets Inc. Class A	88,341	1,336,599
M&F Worldwide Corp.(a)	73,751	2,913,164
Nash-Finch Co.	89,047	3,302,753
Ruddick Corp.	243,313	6,260,443
Seaboard Corp.	2,282	3,078,418
Seneca Foods Corp. Class A(a)	65,418	1,561,528

Smart Balance Inc.(a)	101,353	608,118
Spartan Stores Inc.	153,652	2,195,687
TreeHouse Foods Inc.(a)	217,868	8,466,350
Village Super Market Inc. Class A	2,435	66,524
Weis Markets Inc.	62,106	2,258,174
Winn-Dixie Stores Inc.(a)	378,522	3,800,361

		60,116,584
FOREST PRODUCTS & PAPER—1.61%
Boise Inc.(a)	101,328	538,052
Buckeye Technologies Inc.(a)	267,525	2,611,044
Clearwater Paper Corp.(a)	71,169	3,912,160
Deltic Timber Corp.	16,535	763,586
Domtar Corp.(a)(b)	286,831	15,893,306
KapStone Paper and Packaging Corp.(a)	228,526	2,250,981
Louisiana-Pacific Corp.(a)(b)	864,988	6,037,616
Neenah Paper Inc.	99,596	1,389,364
P.H. Glatfelter Co.	316,244	3,842,365
Potlatch Corp.	129,854	4,139,746
Rock-Tenn Co. Class A	33,007	1,663,883
Schweitzer-Mauduit International Inc.	122,194	8,596,348
Wausau Paper Corp.	189,092	2,193,467

		53,831,918
GAS—2.33%
Chesapeake Utilities Corp.	63,841	2,046,104
Laclede Group Inc. (The)	152,451	5,148,270
New Jersey Resources Corp.	243,871	9,120,775
Nicor Inc.	312,283	13,147,114
Northwest Natural Gas Co.	183,022	8,243,311
Piedmont Natural Gas Co.	476,047	12,734,257
South Jersey Industries Inc.	181,736	6,938,680
Southwest Gas Corp.	308,748	8,808,580
WGL Holdings Inc.	346,290	11,614,567

		77,801,658
HAND & MACHINE TOOLS—0.76%
Baldor Electric Co.	258,678	7,266,265
Franklin Electric Co. Inc.	158,513	4,609,558
K-Tron International Inc.(a)	3,702	402,555
Raser Technologies Inc.(a)(b)	62,199	77,127
Regal Beloit Corp.	247,361	12,847,930

		25,203,435
HEALTH CARE - PRODUCTS—0.82%
AGA Medical Holdings Inc.(a)	13,924	205,657
AngioDynamics Inc.(a)	119,230	1,917,218
Cantel Medical Corp.(a)	23,371	471,627
Cardiac Science Corp.(a)	119,935	267,455
CONMED Corp.(a)	199,634	4,551,655
Cutera Inc.(a)	65,319	555,865
Cynosure Inc. Class A(a)	68,269	784,411
ev3 Inc.(a)	513,497	6,850,050
Hanger Orthopedic Group Inc.(a)	141,530	1,957,360
Hansen Medical Inc.(a)(b)	36,136	109,492
Home Diagnostics Inc.(a)	60,149	366,909
Invacare Corp.	113,600	2,833,184
LCA-Vision Inc.(a)(b)	44,105	225,818
Medical Action Industries Inc.(a)	21,306	342,174
Natus Medical Inc.(a)	48,854	722,551
OraSure Technologies Inc.(a)	15,818	80,355
Palomar Medical Technologies Inc.(a)	33,458	337,257
Symmetry Medical Inc.(a)	190,159	1,532,682
TomoTherapy Inc.(a)	167,260	652,314

Vital Images Inc.(a)	32,800	416,232
Volcano Corp.(a)	80,331	1,396,153
Young Innovations Inc.	11,834	293,247
Zoll Medical Corp.(a)	17,662	471,929

		27,341,595
HEALTH CARE - SERVICES—2.03%
Alliance Healthcare Services Inc.(a)	14,066	80,317
Allied Healthcare International Inc.(a)	260,715	758,681
Amedisys Inc.(a)(b)	10,368	503,470
American Dental Partners Inc.(a)	69,673	898,782
AmSurg Corp.(a)	210,769	4,641,133
Assisted Living Concepts Inc. Class A(a)	68,974	1,818,844
Capital Senior Living Corp.(a)	157,745	791,880
Centene Corp.(a)	135,533	2,869,234
Continucare Corp.(a)	30,845	134,793
Gentiva Health Services Inc.(a)	122,438	3,307,050
Healthways Inc.(a)	221,899	4,069,628
Kindred Healthcare Inc.(a)	268,326	4,953,298
Magellan Health Services Inc.(a)	247,172	10,067,316
MedCath Corp.(a)	105,317	833,057
Molina Healthcare Inc.(a)(b)	91,080	2,083,000
National Healthcare Corp.	31,693	1,144,434
NightHawk Radiology Holdings Inc.(a)	130,259	590,073
NovaMed Inc.(a)(b)	59,115	229,366
Odyssey Healthcare Inc.(a)	114,036	1,776,681
Psychiatric Solutions Inc.(a)	124,387	2,629,541
RadNet Inc.(a)(b)	15,330	31,273
RehabCare Group Inc.(a)	35,988	1,095,115
Res-Care Inc.(a)	175,915	1,970,248
Select Medical Holdings Corp.(a)	164,192	1,743,719
Skilled Healthcare Group Inc. Class A(a)	136,712	1,018,504
Sun Healthcare Group Inc.(a)	299,432	2,745,791
Sunrise Senior Living Inc.(a)	313,517	1,009,525
Triple-S Management Corp. Class B(a)	135,232	2,380,083
U.S. Physical Therapy Inc.(a)	43,581	737,826
WellCare Health Plans Inc.(a)	291,599	10,719,179

		67,631,841
HOLDING COMPANIES - DIVERSIFIED—0.13%
Harbinger Group Inc.(a)(b)	60,833	427,048
Heckmann Corp.(a)(b)	616,774	3,077,702
Information Services Group Inc.(a)	164,176	520,438
Resource America Inc. Class A	82,801	334,516

		4,359,704
HOME BUILDERS—0.65%
AMREP Corp.(a)	8,144	111,573
Beazer Homes USA Inc.(a)(b)	272,512	1,318,958
Brookfield Homes Corp.(a)(b)	67,152	537,216
Cavco Industries Inc.(a)	44,613	1,602,499
China Housing & Land Development Inc.(a)(b)	181,216	748,422
Hovnanian Enterprises Inc. Class A(a)(b)	160,997	618,228
M/I Homes Inc.(a)	109,866	1,141,508
Meritage Homes Corp.(a)	217,685	4,207,851
Ryland Group Inc.	296,570	5,842,429
Skyline Corp.	48,072	884,525
Standard-Pacific Corp.(a)	697,870	2,610,034
Winnebago Industries Inc.(a)	173,291	2,114,150

		21,737,393
HOME FURNISHINGS—0.43%
American Woodmark Corp.(b)	72,014	1,417,236
Audiovox Corp. Class A(a)	120,682	855,635

Ethan Allen Interiors Inc.(b)	170,517	2,288,338
Furniture Brands International Inc.(a)	290,828	1,587,921
Hooker Furniture Corp.(b)	75,423	932,983
Kimball International Inc. Class B	223,442	1,903,726
La-Z-Boy Inc.(a)	357,662	3,408,519
Sealy Corp.(a)(b)	261,023	824,833
Stanley Furniture Co. Inc.(a)	72,230	733,134
Universal Electronics Inc.(a)	22,986	533,735

		14,486,060
HOUSEHOLD PRODUCTS & WARES—0.81%
ACCO Brands Corp.(a)	378,285	2,753,915
American Greetings Corp. Class A	271,768	5,921,825
Blyth Inc.	37,039	1,248,955
Central Garden & Pet Co. Class A(a)	427,234	4,246,706
CSS Industries Inc.	53,272	1,035,608
Ennis Inc.	180,778	3,035,263
Helen of Troy Ltd.(a)(b)	205,028	5,014,985
Oil-Dri Corp. of America(b)	35,050	543,275
Prestige Brands Holdings Inc.(a)	235,538	1,851,329
Standard Register Co. (The)	32,023	163,317
WD-40 Co.	35,252	1,140,755

		26,955,933
INSURANCE—5.77%
Ambac Financial Group Inc.(a)(b)	2,007,602	1,666,310
American Equity Investment Life Holding Co.	404,060	3,006,206
American Physicians Capital Inc.	61,241	1,856,827
American Physicians Service Group Inc.	44,624	1,029,476
American Safety Insurance Holdings Ltd.(a)(b)	53,762	776,861
Amerisafe Inc.(a)	130,553	2,346,037
AmTrust Financial Services Inc.	136,558	1,614,116
Argo Group International Holdings Ltd.(a)(b)	212,498	6,192,192
Assured Guaranty Ltd.(b)	744,142	16,192,530
Baldwin & Lyons Inc. Class B	57,013	1,403,090
Citizens Inc.(a)	60,149	392,773
CNA Surety Corp.(a)	117,890	1,755,382
Conseco Inc.(a)	1,393,567	6,967,835
Crawford & Co. Class B(a)	30,491	120,135
Delphi Financial Group Inc. Class A	319,110	7,138,491
Donegal Group Inc. Class A	81,174	1,261,444
Eastern Insurance Holdings Inc.	53,299	459,437
EMC Insurance Group Inc.	33,927	729,770
Employers Holdings Inc.	250,553	3,843,483
Enstar Group Ltd.(a)	46,354	3,384,769
FBL Financial Group Inc. Class A	52,615	974,430
First Acceptance Corp.(a)	123,595	241,010
First Mercury Financial Corp.	51,468	705,626
Flagstone Reinsurance Holdings Ltd.	271,786	2,973,339
FPIC Insurance Group Inc.(a)	48,668	1,879,558
Greenlight Capital Re Ltd. Class A(a)	193,542	4,561,785
Hallmark Financial Services Inc.(a)	55,818	444,311
Harleysville Group Inc.	90,139	2,865,519
Horace Mann Educators Corp.	270,465	3,380,812
Independence Holding Co.	46,203	267,977
Infinity Property and Casualty Corp.	94,043	3,821,908
Kansas City Life Insurance Co.	29,443	875,929
Maiden Holdings Ltd.	346,666	2,537,595
Max Capital Group Ltd.(b)	318,453	7,101,502
Meadowbrook Insurance Group Inc.	395,404	2,925,990
Mercer Insurance Group Inc.	38,851	705,923
MGIC Investment Corp.(a)(b)	859,458	4,967,667
Montpelier Re Holdings Ltd.	596,195	10,326,097
National Interstate Corp.	42,874	727,143

National Western Life Insurance Co. Class A	15,629	2,713,507
Navigators Group Inc. (The)(a)	85,671	4,035,961
NYMAGIC Inc.	32,951	546,657
Phoenix Companies Inc. (The)(a)	711,993	1,979,341
Platinum Underwriters Holdings Ltd.	353,362	13,530,231
PMA Capital Corp. Class A(a)	223,933	1,410,778
PMI Group Inc. (The)(a)(b)	514,318	1,296,081
Presidential Life Corp.	144,953	1,326,320
Primus Guaranty Ltd.(a)(b)	126,617	386,182
ProAssurance Corp.(a)	229,880	12,346,855
Radian Group Inc.(b)	569,017	4,159,514
RLI Corp.	74,857	3,986,135
Safety Insurance Group Inc.	80,677	2,922,928
SeaBright Insurance Holdings Inc.(a)	151,438	1,740,023
Selective Insurance Group Inc.	364,070	5,988,951
State Auto Financial Corp.	100,077	1,851,424
Stewart Information Services Corp.	120,156	1,355,360
Tower Group Inc.	60,165	1,408,463
United America Indemnity Ltd. Class A(a)	256,689	2,032,977
United Fire & Casualty Co.	153,868	2,805,014
Universal American Corp.(a)	184,879	2,163,084
Universal Insurance Holdings Inc.	37,088	217,707
Zenith National Insurance Corp.	261,379	7,778,639

		192,403,417
INTERNET—1.30%
ActivIdentity Corp.(a)	210,638	494,999
Ancestry.com Inc.(a)	12,657	177,325
China Information Security Technology Inc.(a)	28,076	172,948
Digital River Inc.(a)	50,265	1,356,652
EarthLink Inc.	637,248	5,295,531
ePlus Inc.(a)	22,696	374,711
Global Sources Ltd.(a)(b)	98,149	613,431
i2 Technologies Inc.(a)	18,909	361,540
InfoSpace Inc.(a)	107,135	918,147
Internap Network Services Corp.(a)	348,139	1,636,253
Internet Brands Inc. Class A(a)	90,138	705,781
Internet Capital Group Inc.(a)	106,387	707,474
iPass Inc.(a)(b)	342,815	356,528
j2 Global Communications Inc.(a)	24,931	507,346
Keynote Systems Inc.	41,523	453,016
ModusLink Global Solutions Inc.(a)	299,905	2,822,106
1-800-FLOWERS.COM Inc.(a)	147,953	392,074
Online Resources Corp.(a)	64,013	336,708
Openwave Systems Inc.(a)	411,737	938,760
Orbitz Worldwide Inc.(a)	143,788	1,055,404
PCTEL Inc.(a)	114,055	675,206
Perficient Inc.(a)	157,771	1,330,010
RealNetworks Inc.(a)	280,674	1,041,301
Safeguard Scientifics Inc.(a)	89,014	917,734
Shutterfly Inc.(a)	121,831	2,169,810
SonicWALL Inc.(a)	344,710	2,623,243
Support.com Inc.(a)	244,557	645,630
TechTarget Inc.(a)(b)	78,304	440,852
TIBCO Software Inc.(a)	774,005	7,453,668
United Online Inc.	573,742	4,125,205
US Auto Parts Network Inc.(a)	64,633	336,092
Vasco Data Security International Inc.(a)	43,287	271,409
Vitacost.com Inc.(a)	42,263	440,380
Web.com Group Inc.(a)	178,076	1,162,836

		43,310,110

INVESTMENT COMPANIES—1.72%
Allied Capital Corp.(a)(b)	1,228,052	4,433,268
American Capital Ltd.(a)(b)	1,924,060	4,694,706
Apollo Investment Corp.	1,125,148	10,722,660
Ares Capital Corp.(b)	756,834	9,422,583
BlackRock Kelso Capital Corp.(d)	83,312	709,818
Capital Southwest Corp.	20,566	1,620,601
Fifth Street Finance Corp.	224,060	2,406,404
Gladstone Capital Corp.	148,589	1,144,135
Gladstone Investment Corp.	154,707	705,464
Harris & Harris Group Inc.(a)	214,447	980,023
Hercules Technology Growth Capital Inc.	244,580	2,541,186
Kayne Anderson Energy Development Co.	71,165	1,035,451
Kohlberg Capital Corp.	114,337	521,377
Main Street Capital Corp.	19,415	312,970
MCG Capital Corp.(a)	449,775	1,943,028
Medallion Financial Corp.	104,224	851,510
MVC Capital Inc.	148,209	1,748,866
NGP Capital Resources Co.	150,462	1,223,256
PennantPark Investment Corp.	177,525	1,583,523
PennyMac Mortgage Investment Trust(a)	93,969	1,614,387
Prospect Capital Corp.(b)	433,853	5,123,804
TICC Capital Corp.	187,370	1,133,588
Triangle Capital Corp.(b)	73,199	884,976

		57,357,584
IRON & STEEL—0.20%
China Precision Steel Inc.(a)(b)	224,091	459,387
General Steel Holdings Inc.(a)(b)	62,883	277,314
Gibraltar Industries Inc.(a)	186,998	2,941,479
Olympic Steel Inc.	62,049	2,021,556
Sutor Technology Group Ltd.(a)	56,141	149,335
Universal Stainless & Alloy Products Inc.(a)	47,199	890,173

		6,739,244
LEISURE TIME—0.57%
Brunswick Corp.	608,530	7,734,416
Callaway Golf Co.	447,822	3,376,578
Interval Leisure Group Inc.(a)	17,637	219,933
Life Time Fitness Inc.(a)(b)	253,620	6,322,747
Marine Products Corp.	72,917	359,481
Multimedia Games Inc.(a)(b)	135,974	817,204
Town Sports International Holdings Inc.(a)	47,706	111,155
Universal Travel Group(a)	7,916	80,268

		19,021,782
LODGING—0.40%
Gaylord Entertainment Co.(a)(b)	272,960	5,390,960
Marcus Corp.	125,488	1,608,756
Monarch Casino & Resort Inc.(a)	16,889	136,801
Morgans Hotel Group Co.(a)	52,824	239,293
Orient-Express Hotels Ltd. Class A(a)	529,164	5,365,723
Red Lion Hotels Corp.(a)	91,080	449,935

		13,191,468
MACHINERY—1.66%
Alamo Group Inc.	52,161	894,561
Albany International Corp. Class A	187,814	4,218,302
Altra Holdings Inc.(a)	160,376	1,980,644
Applied Industrial Technologies Inc.	291,373	6,430,602
Astec Industries Inc.(a)	125,485	3,380,566
Bolt Technology Corp.(a)	39,381	433,979
Briggs & Stratton Corp.	343,491	6,426,717
Cascade Corp.	62,793	1,726,180
Cognex Corp.	222,867	3,949,203
Columbus McKinnon Corp.(a)	130,225	1,778,873

Duoyuan Printing Inc.(a)	40,869	328,995
DXP Enterprises Inc.(a)	53,090	693,886
Flow International Corp.(a)	38,386	118,229
Gorman-Rupp Co. (The)	36,908	1,020,137
Hurco Companies Inc.(a)	39,629	586,509
Intevac Inc.(a)	150,541	1,726,705
Kadant Inc.(a)	86,532	1,381,051
Lindsay Corp.(b)	4,656	185,542
NACCO Industries Inc. Class A	37,424	1,863,715
Nordson Corp.	153,572	9,395,535
Robbins & Myers Inc.	168,536	3,963,967
Sauer-Danfoss Inc.(a)	70,834	850,716
Tecumseh Products Co. Class A(a)	126,870	1,483,110
Twin Disc Inc.	59,261	618,685

		55,436,409
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	21,622	357,844

		357,844
MANUFACTURING—2.00%
A.O. Smith Corp.	151,395	6,569,029
Actuant Corp. Class A	249,895	4,630,554
Acuity Brands Inc.	68,949	2,457,342
American Railcar Industries Inc.	63,735	702,360
Ameron International Corp.	63,668	4,040,371
Barnes Group Inc.	320,455	5,415,689
Blount International Inc.(a)	180,374	1,821,777
Ceradyne Inc.(a)	179,021	3,438,993
CLARCOR Inc.	221,031	7,170,246
Colfax Corp.(a)	114,720	1,381,229
Eastman Kodak Co.(a)(b)	1,852,006	7,815,465
EnPro Industries Inc.(a)	138,699	3,663,041
Federal Signal Corp.	332,477	2,001,512
FreightCar America Inc.	83,374	1,653,306
GP Strategies Corp.(a)	43,778	329,648
Griffon Corp.(a)	301,847	3,688,570
Koppers Holdings Inc.	52,179	1,588,329
Myers Industries Inc.	217,018	1,974,864
Polypore International Inc.(a)	105,478	1,255,188
Portec Rail Products Inc.	24,104	258,154
Standex International Corp.	84,909	1,705,822
Sturm, Ruger & Co. Inc.(b)	9,207	89,308
Tredegar Corp.	203,554	3,220,224

		66,871,021
MEDIA—0.50%
Belo Corp. Class A	620,200	3,373,888
Courier Corp.	70,590	1,005,907
Crown Media Holdings Inc. Class A(a)(b)	41,425	60,066
E.W. Scripps Co. (The) Class A(a)	198,742	1,383,244
Fisher Communications Inc.(a)	40,436	657,085
Journal Communications Inc. Class A	287,735	1,119,289
Lin TV Corp. Class A(a)	187,797	837,575
LodgeNet Interactive Corp.(a)(b)	47,576	263,095
Martha Stewart Living Omnimedia Inc. Class A(a)	22,800	112,632
Mediacom Communications Corp. Class A(a)	179,359	801,735
Outdoor Channel Holdings Inc.(a)	88,406	512,755
PRIMEDIA Inc.	111,787	403,551
Scholastic Corp.	154,809	4,617,952
Sinclair Broadcast Group Inc. Class A(a)	288,767	1,163,731
World Wrestling Entertainment Inc.	33,577	514,735

		16,827,240

METAL FABRICATE & HARDWARE—1.13%
A.M. Castle & Co.	115,090	1,575,582
Ampco-Pittsburgh Corp.	29,207	920,897
CIRCOR International Inc.	116,829	2,941,754
Eastern Co. (The)	41,361	555,478
Hawk Corp. Class A(a)	29,978	527,913
Haynes International Inc.	83,564	2,755,105
Kaydon Corp.	229,444	8,204,917
L.B. Foster Co. Class A(a)	69,990	2,086,402
Ladish Co. Inc.(a)	111,719	1,684,723
Lawson Products Inc.	27,365	482,992
Mueller Industries Inc.	256,107	6,361,698
Mueller Water Products Inc. Class A	1,058,959	5,506,587
North American Galvanizing & Coatings Inc.(a)(b)	26,038	126,284
Northwest Pipe Co.(a)	63,364	1,701,957
RBC Bearings Inc.(a)	8,402	204,421
Sun Hydraulics Corp.(b)	50,979	1,338,199
TriMas Corp.(a)	46,128	312,287
Worthington Industries Inc.	34,937	456,627

		37,743,823
MINING—1.63%
Allied Nevada Gold Corp.(a)	64,012	965,301
AMCOL International Corp.	126,995	3,609,198
Brush Engineered Materials Inc.(a)	140,119	2,597,806
Century Aluminum Co.(a)	391,031	6,330,792
Coeur d’Alene Mines Corp.(a)	520,722	9,404,239
General Moly Inc.(a)(b)	450,073	936,152
Hecla Mining Co.(a)(b)	1,633,895	10,097,471
Horsehead Holding Corp.(a)	297,207	3,789,389
Kaiser Aluminum Corp.	105,868	4,406,226
Paramount Gold and Silver Corp.(a)(b)	77,823	112,843
RTI International Metals Inc.(a)	206,554	5,198,964
Stillwater Mining Co.(a)	245,489	2,327,236
United States Lime & Minerals Inc.(a)	2,849	98,376
Uranerz Energy Corp.(a)(b)	59,013	76,717
Uranium Energy Corp.(a)(b)	18,553	70,130
US Gold Corp.(a)(b)	544,795	1,351,092
USEC Inc.(a)(b)	774,832	2,983,103

		54,355,035
MISCELLANEOUS - MANUFACTURING—0.11%
John Bean Technologies Corp.	191,349	3,254,846
STR Holdings Inc.(a)	30,372	477,144

		3,731,990
OFFICE FURNISHINGS—0.16%
HNI Corp.	83,710	2,312,907
Steelcase Inc. Class A	495,080	3,148,709

		5,461,616
OIL & GAS—3.03%
Alon USA Energy Inc.(b)	50,023	342,157
Approach Resources Inc.(a)	53,237	410,990
Atlas Energy Inc.	240,994	7,270,789
ATP Oil & Gas Corp.(a)(b)	216,180	3,951,770
Berry Petroleum Co. Class A	295,597	8,616,653
Bill Barrett Corp.(a)	265,185	8,249,905
BPZ Resources Inc.(a)	128,009	1,216,085
Brigham Exploration Co.(a)	308,819	4,184,497
Bronco Drilling Co. Inc.(a)	165,789	840,550
Cheniere Energy Inc.(a)(b)	266,391	644,666
Clayton Williams Energy Inc.(a)	40,912	1,433,556
Contango Oil & Gas Co.(a)	4,662	219,161

CREDO Petroleum Corp.(a)	9,761	90,777
Crosstex Energy Inc.	276,375	1,672,069
Cubic Energy Inc.(a)(b)	135,904	202,497
CVR Energy Inc.(a)	143,382	983,601
Delek US Holdings Inc.	89,172	607,261
Delta Petroleum Corp.(a)(b)	591,003	614,643
Endeavour International Corp.(a)	48,689	52,584
GeoResources Inc.(a)	61,042	833,834
GMX Resources Inc.(a)	106,260	1,460,012
Goodrich Petroleum Corp.(a)(b)	168,192	4,095,475
Gran Tierra Energy Inc.(a)	1,406,792	8,060,918
Gulfport Energy Corp.(a)	10,915	124,977
Harvest Natural Resources Inc.(a)	230,286	1,218,213
Oilsands Quest Inc.(a)(b)	1,528,833	1,758,158
Parker Drilling Co.(a)	796,473	3,942,541
Penn Virginia Corp.	313,068	6,665,218
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	132,646	2,415,484
PetroQuest Energy Inc.(a)	350,718	2,149,901
Pioneer Drilling Co.(a)	238,031	1,880,445
Rex Energy Corp.(a)	45,584	547,008
Rosetta Resources Inc.(a)	360,593	7,186,618
Stone Energy Corp.(a)	286,688	5,174,718
Swift Energy Co.(a)	257,864	6,178,421
Toreador Resources Corp.(b)	9,605	95,089
VAALCO Energy Inc.	372,208	1,693,546
Vantage Drilling Co.(a)	474,321	763,657
Venoco Inc.(a)	85,380	1,113,355
W&T Offshore Inc.	12,617	147,619
Warren Resources Inc.(a)	225,635	552,806
Western Refining Inc.(a)(b)	277,914	1,308,975

		100,971,201
OIL & GAS SERVICES—1.54%
Allis-Chalmers Energy Inc.(a)	400,467	1,509,761
Basic Energy Services Inc.(a)	154,090	1,371,401
Boots & Coots Inc.(a)(b)	542,876	895,745
Cal Dive International Inc.(a)	236,802	1,790,223
CARBO Ceramics Inc.	10,754	733,100
Complete Production Services Inc.(a)	401,241	5,216,133
Dawson Geophysical Co.(a)	54,337	1,255,728
Geokinetics Inc.(a)	13,216	127,138
Global Industries Ltd.(a)	685,557	4,888,021
Gulf Island Fabrication Inc.	79,351	1,668,752
Hercules Offshore Inc.(a)	712,084	3,403,762
Hornbeck Offshore Services Inc.(a)	159,248	3,707,293
ION Geophysical Corp.(a)	674,139	3,990,903
Key Energy Services Inc.(a)	853,377	7,501,184
Lufkin Industries Inc.	11,392	833,894
Matrix Service Co.(a)	127,763	1,360,676
Natural Gas Services Group Inc.(a)	74,169	1,398,086
Newpark Resources Inc.(a)	610,367	2,581,852
Superior Well Services Inc.(a)	125,052	1,783,242
T-3 Energy Services Inc.(a)	86,833	2,214,241
Tetra Technologies Inc.(a)	241,835	2,679,532
TGC Industries Inc.(a)	22,467	87,846
Union Drilling Inc.(a)	67,551	422,194

		51,420,707
PACKAGING & CONTAINERS—0.26%
AEP Industries Inc.(a)	2,647	101,327
Astronics Corp.(a)	11,779	100,710
BWAY Holding Co.(a)	47,487	912,700
Graphic Packaging Holding Co.(a)	769,203	2,669,134

Silgan Holdings Inc.	87,303	5,053,098

		8,836,969
PHARMACEUTICALS—0.79%
Adolor Corp.(a)	158,142	230,887
Biodel Inc.(a)	8,579	37,233
Caraco Pharmaceutical Laboratories Ltd.(a)	48,004	289,944
Cumberland Pharmaceuticals Inc.(a)	10,884	147,914
Hi-Tech Pharmacal Co. Inc.(a)	46,397	1,301,436
Infinity Pharmaceuticals Inc.(a)	64,962	401,465
K-V Pharmaceutical Co. Class A(a)	129,454	475,096
Mannatech Inc.	105,665	329,675
Medicines Co. (The)(a)	108,549	905,299
Medicis Pharmaceutical Corp. Class A	351,518	9,508,562
Myriad Pharmaceuticals Inc.(a)	15,473	77,829
Nabi Biopharmaceuticals(a)	93,723	459,243
Nutraceutical International Corp.(a)	71,578	885,420
Omega Protein Corp.(a)	131,034	571,308
Par Pharmaceutical Companies Inc.(a)	239,794	6,488,826
Progenics Pharmaceuticals Inc.(a)	48,000	213,120
Schiff Nutrition International Inc.	64,494	504,343
ViroPharma Inc.(a)	427,231	3,584,468

		26,412,068
REAL ESTATE—0.58%
American Realty Investors Inc.(a)(b)	19,061	233,497
Avatar Holdings Inc.(a)	54,612	928,950
Consolidated-Tomoka Land Co.	37,927	1,325,169
Forestar Group Inc.(a)	246,915	5,427,192
Government Properties Income Trust	73,435	1,687,536
Hilltop Holdings Inc.(a)	273,388	3,182,236
Resource Capital Corp.	139,625	686,955
Starwood Property Trust Inc.	292,082	5,517,429
Transcontinental Realty Investors Inc.(a)(b)	10,155	120,946
United Capital Corp.(a)	13,403	319,259

		19,429,169
REAL ESTATE INVESTMENT TRUSTS—10.56%
Acadia Realty Trust	210,608	3,552,957
Agree Realty Corp.	50,076	1,166,270
Alexander’s Inc.(a)	5,445	1,657,567
American Campus Communities Inc.	360,364	10,126,228
American Capital Agency Corp.	112,754	2,992,491
Anworth Mortgage Asset Corp.	781,236	5,468,652
Apollo Commercial Real Estate Finance Inc.(a)	63,427	1,141,052
Ashford Hospitality Trust Inc.(a)(b)	365,934	1,697,934
Associated Estates Realty Corp.	90,651	1,021,637
BioMed Realty Trust Inc.	677,024	10,683,439
CapLease Inc.	337,998	1,480,431
Capstead Mortgage Corp.	477,521	6,518,162
Care Investment Trust Inc.	86,138	670,154
CBL & Associates Properties Inc.(b)	952,042	9,206,246
Cedar Shopping Centers Inc.	266,971	1,815,403
Cogdell Spencer Inc.	203,351	1,150,967
Colonial Properties Trust	456,513	5,354,897
Colony Financial Inc.	91,167	1,857,072
Cousins Properties Inc.	505,208	3,854,737
CreXus Investment Corp.(a)	86,244	1,203,966
Cypress Sharpridge Investments Inc.	105,392	1,423,846
DCT Industrial Trust Inc.	1,409,631	7,076,348
Developers Diversified Realty Corp.	1,116,258	10,336,549
DiamondRock Hospitality Co.	808,055	6,844,226
DuPont Fabros Technology Inc.	86,758	1,560,776
Dynex Capital Inc.	77,808	679,264

EastGroup Properties Inc.	69,179	2,648,172
Education Realty Trust Inc.	388,162	1,878,704
Entertainment Properties Trust	290,165	10,234,120
Equity Lifestyle Properties Inc.	66,476	3,355,044
Equity One Inc.(b)	227,252	3,674,665
Extra Space Storage Inc.	595,984	6,883,615
FelCor Lodging Trust Inc.(a)	443,290	1,595,844
First Industrial Realty Trust Inc.(a)	361,077	1,888,433
First Potomac Realty Trust	208,840	2,625,119
Franklin Street Properties Corp.	464,105	6,780,574
Getty Realty Corp.	73,259	1,723,784
Gladstone Commercial Corp.	60,064	805,458
Glimcher Realty Trust	431,662	1,165,487
Gramercy Capital Corp.(a)	296,230	767,236
Hatteras Financial Corp.	249,876	6,986,533
Healthcare Realty Trust Inc.	409,575	8,789,479
Hersha Hospitality Trust	346,584	1,088,274
Highwoods Properties Inc.	489,244	16,316,287
Home Properties Inc.	227,251	10,842,145
Inland Real Estate Corp.	487,808	3,975,635
Invesco Mortgage Capital Inc.	56,317	1,281,775
Investors Real Estate Trust	470,777	4,236,993
iStar Financial Inc.(a)(b)	686,251	1,756,803
Kilroy Realty Corp.	297,978	9,138,985
Kite Realty Group Trust	324,862	1,322,188
LaSalle Hotel Properties	438,903	9,317,911
Lexington Realty Trust	666,341	4,051,353
LTC Properties Inc.	143,133	3,828,808
Medical Properties Trust Inc.	551,747	5,517,470
MFA Financial Inc.	1,935,699	14,227,388
Mid-America Apartment Communities Inc.	97,216	4,693,588
Mission West Properties Inc.	123,711	889,482
Monmouth Real Estate Investment Corp. Class A	152,216	1,132,487
National Health Investors Inc.	169,798	6,280,828
National Retail Properties Inc.	551,979	11,712,994
NorthStar Realty Finance Corp.(b)	461,082	1,581,511
Omega Healthcare Investors Inc.	467,050	9,084,122
Parkway Properties Inc.	150,199	3,127,143
Pennsylvania Real Estate Investment Trust(b)	267,173	2,260,284
Post Properties Inc.	334,039	6,547,164
PS Business Parks Inc.	82,905	4,149,395
RAIT Financial Trust(a)(b)	457,859	599,795
Ramco-Gershenson Properties Trust	179,210	1,709,663
Redwood Trust Inc.(b)	465,448	6,730,378
Saul Centers Inc.	16,601	543,849
Sovran Self Storage Inc.	189,657	6,776,445
Strategic Hotels & Resorts Inc.(a)	506,462	942,019
Sun Communities Inc.	113,380	2,239,255
Sunstone Hotel Investors Inc.(a)	676,393	6,006,370
Tanger Factory Outlet Centers Inc.	131,364	5,121,882
UMH Properties Inc.	49,070	416,114
Universal Health Realty Income Trust	34,853	1,116,342
Urstadt Biddle Properties Inc. Class A	143,178	2,186,328
U-Store-It Trust	546,068	3,997,218
Walter Investment Management Corp.	157,922	2,263,022
Washington Real Estate Investment Trust	357,627	9,852,624
Winthrop Realty Trust	81,989	890,401

		352,096,256
RETAIL—4.76%
AFC Enterprises Inc.(a)	161,637	1,318,958
Allion Healthcare Inc.(a)	146,912	963,743
America’s Car-Mart Inc.(a)	27,180	715,649
AnnTaylor Stores Corp.(a)	403,694	5,506,386
Asbury Automotive Group Inc.(a)	223,418	2,576,010

Benihana Inc. Class A(a)	50,943	193,074
Bob Evans Farms Inc.	211,635	6,126,833
Books-A-Million Inc.	43,368	291,433
Borders Group Inc.(a)	345,205	407,342
Brown Shoe Co. Inc.	287,841	2,840,991
Buckle Inc. (The)(b)	14,000	409,920
Build-A-Bear Workshop Inc.(a)	117,658	575,348
Cabela’s Inc.(a)(b)	273,814	3,904,588
Casey’s General Stores Inc.	135,734	4,332,629
Cash America International Inc.	203,811	7,125,233
Charming Shoppes Inc.(a)	740,075	4,788,285
Christopher & Banks Corp.	219,443	1,672,156
Coldwater Creek Inc.(a)	80,744	360,118
Collective Brands Inc.(a)	248,910	5,667,681
Conn’s Inc.(a)(b)	69,782	407,527
Cracker Barrel Old Country Store Inc.	40,841	1,551,550
Dillard’s Inc. Class A(b)	353,255	6,517,555
Domino’s Pizza Inc.(a)(b)	228,462	1,914,512
Dress Barn Inc.(a)(b)	300,812	6,948,757
DSW Inc. Class A(a)(b)	79,647	2,061,264
Einstein Noah Restaurant Group Inc.(a)	2,678	26,325
Finish Line Inc. (The) Class A	130,246	1,634,587
Fred’s Inc. Class A	195,405	1,993,131
Frisch’s Restaurants Inc.	13,825	329,726
Gander Mountain Co.(a)(b)	38,115	194,387
Genesco Inc.(a)	155,645	4,274,012
Group 1 Automotive Inc.(a)	165,588	4,694,420
Haverty Furniture Companies Inc.	121,212	1,664,241
Hot Topic Inc.(a)	123,217	783,660
Jo-Ann Stores Inc.(a)	113,767	4,122,916
Kenneth Cole Productions Inc. Class A(a)	51,564	497,593
Landry’s Restaurants Inc.(a)(b)	50,092	1,066,459
Lithia Motors Inc. Class A(a)	143,902	1,182,874
Luby’s Inc.(a)	141,515	520,775
McCormick & Schmick’s Seafood Restaurants Inc.(a)	93,640	651,734
Men’s Wearhouse Inc. (The)	340,909	7,179,544
Movado Group Inc.	110,289	1,072,009
New York & Co. Inc.(a)	179,031	768,043
99 Cents Only Stores(a)	38,311	500,725
O’Charley’s Inc.(a)	116,251	761,444
OfficeMax Inc.(a)	144,655	1,835,672
Pacific Sunwear of California Inc.(a)	460,120	1,831,278
Pantry Inc. (The)(a)	136,933	1,860,919
Papa John’s International Inc.(a)	28,096	656,323
PC Connection Inc.(a)	68,394	461,660
PC Mall Inc.(a)	49,545	258,625
Pep Boys - Manny, Moe & Jack (The)	335,074	2,834,726
Pier 1 Imports Inc.(a)(b)	791,906	4,030,802
Red Robin Gourmet Burgers Inc.(a)	80,099	1,433,772
Regis Corp.	393,674	6,129,504
Retail Ventures Inc.(a)	173,673	1,543,953
Rex Stores Corp.(a)	49,215	691,963
Ruby Tuesday Inc.(a)	451,809	3,253,025
rue21 Inc.(a)	26,003	730,424
Rush Enterprises Inc. Class A(a)	170,648	2,029,005
Ruth’s Hospitality Group Inc.(a)	24,802	51,836
Saks Inc.(a)(b)	869,211	5,702,024
Sally Beauty Holdings Inc.(a)	491,477	3,759,799
School Specialty Inc.(a)	83,461	1,952,153
Shoe Carnival Inc.(a)	61,126	1,251,249
Sonic Automotive Inc.(a)	160,596	1,668,592
Sonic Corp.(a)	33,121	333,528
Sport Supply Group Inc.	44,773	563,692
Stage Stores Inc.	263,103	3,251,953

Steak n Shake Co. (The)(a)	8,529	2,764,419
Stein Mart Inc.(a)	11,872	126,556
Susser Holdings Corp.(a)	44,105	378,862
Syms Corp.(a)	47,868	346,086
Systemax Inc.	48,599	763,490
Talbots Inc. (The)(a)(b)	58,979	525,503
Titan Machinery Inc.(a)	7,681	88,639
Tuesday Morning Corp.(a)	214,438	553,250
Vitamin Shoppe Inc.(a)	34,959	777,488
West Marine Inc.(a)	100,308	808,482
Zale Corp.(a)(b)	165,606	450,448
Zumiez Inc.(a)	9,941	126,450

		158,922,297
SAVINGS & LOANS—1.98%
Abington Bancorp Inc.	153,150	1,055,203
Astoria Financial Corp.	590,256	7,336,882
BankFinancial Corp.	150,222	1,487,198
Beneficial Mutual Bancorp Inc.(a)	227,384	2,237,459
Berkshire Hills Bancorp Inc.	94,674	1,957,858
Brookline Bancorp Inc.	309,802	3,070,138
Brooklyn Federal Bancorp Inc.	11,687	117,337
Cape Bancorp Inc.(a)(b)	80,777	542,821
Cheviot Financial Corp.(b)	16,332	120,693
Chicopee Bancorp Inc.(a)	44,379	553,850
Clifton Savings Bancorp Inc.	56,776	531,991
Danvers Bancorp Inc.	142,627	1,852,725
Dime Community Bancshares Inc.	177,125	2,075,905
ESB Financial Corp.(b)	64,417	851,593
ESSA Bancorp Inc.	106,403	1,244,915
First Defiance Financial Corp.	57,176	645,517
First Financial Holdings Inc.	111,529	1,448,762
First Financial Northwest Inc.	127,172	832,977
Flagstar Bancorp Inc.(a)(b)	452,081	271,249
Flushing Financial Corp.	206,325	2,323,220
Fox Chase Bancorp Inc.(a)	39,521	376,240
Heritage Financial Group	11,765	85,296
Home Bancorp Inc.(a)	62,405	760,717
Home Federal Bancorp Inc.	116,960	1,556,738
Investors Bancorp Inc.(a)	296,963	3,248,775
Kearny Financial Corp.	102,550	1,033,704
Kentucky First Federal Bancorp(b)	18,964	208,604
Legacy Bancorp Inc.(b)	50,216	495,130
Meridian Interstate Bancorp Inc.(a)	68,311	593,623
NASB Financial Inc.	23,822	554,814
NewAlliance Bancshares Inc.	737,453	8,856,811
Northeast Community Bancorp Inc.	43,357	284,855
Northwest Bancshares Inc.	266,632	3,018,274
OceanFirst Financial Corp.	91,021	1,028,537
Oritani Financial Corp.	15,746	216,193
Provident Financial Services Inc.	411,171	4,378,971
Provident New York Bancorp	242,394	2,045,805
Prudential Bancorp Inc. of Pennsylvania(b)	5,263	50,104
Rockville Financial Inc.	57,261	601,241
Roma Financial Corp.	32,645	403,492
Territorial Bancorp Inc.(a)	76,235	1,376,042
United Financial Bancorp Inc.	93,748	1,229,036
Waterstone Financial Inc.(a)	48,557	99,542
Westfield Financial Inc.	218,365	1,801,511
WSFS Financial Corp.	49,485	1,268,301

		66,130,649

SEMICONDUCTORS—1.71%
Actel Corp.(a)	125,698	1,493,292
ANADIGICS Inc.(a)	81,624	344,453
ATMI Inc.(a)	151,997	2,830,184
Brooks Automation Inc.(a)	441,074	3,784,415
Cabot Microelectronics Corp.(a)	143,727	4,737,242
CEVA Inc.(a)	19,995	257,136
Cohu Inc.	163,308	2,278,147
DSP Group Inc.(a)	159,851	899,961
EMCORE Corp.(a)(b)	518,944	555,270
Emulex Corp.(a)	41,525	452,623
Entegris Inc.(a)	893,571	4,718,055
Exar Corp.(a)	223,715	1,590,614
FormFactor Inc.(a)	19,003	413,505
GSI Technology Inc.(a)	125,335	561,501
IXYS Corp.(a)	29,336	217,673
Lattice Semiconductor Corp.(a)	734,025	1,981,868
Micrel Inc.	186,221	1,527,012
Microtune Inc.(a)	150,629	340,422
MKS Instruments Inc.(a)	339,429	5,909,459
OmniVision Technologies Inc.(a)	344,044	4,998,959
Pericom Semiconductor Corp.(a)	176,536	2,035,460
Photronics Inc.(a)(b)	370,715	1,649,682
Rudolph Technologies Inc.(a)	133,203	895,124
Silicon Image Inc.(a)	509,619	1,314,817
Standard Microsystems Corp.(a)	111,415	2,315,204
Techwell Inc.(a)	9,725	128,370
TriQuint Semiconductor Inc.(a)	439,771	2,638,626
Veeco Instruments Inc.(a)	115,753	3,824,479
Virage Logic Corp.(a)	101,410	557,755
White Electronic Designs Corp.(a)	157,565	735,829
Zoran Corp.(a)	88,799	981,229

		56,968,366
SHIPBUILDING—0.02%
Todd Shipyards Corp.	39,900	668,724

		668,724
SOFTWARE—1.39%
Acxiom Corp.(a)	85,285	1,144,525
American Reprographics Co.(a)	30,873	216,420
American Software Inc. Class A	12,733	76,398
AMICAS Inc.(a)	64,699	351,963
Avid Technology Inc.(a)	155,292	1,981,526
Callidus Software Inc.(a)	89,799	271,193
CSG Systems International Inc.(a)	97,879	1,868,510
Deltek Inc.(a)	6,733	52,383
Digi International Inc.(a)	112,099	1,022,343
DivX Inc.(a)	81,508	459,705
Double-Take Software Inc.(a)	10,902	108,911
Epicor Software Corp.(a)	325,482	2,480,173
Fair Isaac Corp.	337,117	7,183,963
Global Defense Technology & Systems Inc.(a)	16,309	268,446
infoGROUP Inc.(a)	107,135	859,223
InnerWorkings Inc.(a)	31,499	185,844
JDA Software Group Inc.(a)	47,391	1,207,049
Lawson Software Inc.(a)	566,373	3,766,380
ManTech International Corp. Class A(a)	30,809	1,487,459
Medidata Solutions Inc.(a)	9,420	146,952
MoneyGram International Inc.(a)	88,799	255,741
Monotype Imaging Holdings Inc.(a)	152,832	1,380,073
Omnicell Inc.(a)	28,819	336,894
Pervasive Software Inc.(a)	104,876	505,502
Quest Software Inc.(a)	377,365	6,943,516
Schawk Inc.	105,808	1,438,989
SeaChange International Inc.(a)	107,374	705,447

Synchronoss Technologies Inc.(a)	17,410	275,252
SYNNEX Corp.(a)	105,918	3,247,446
Take-Two Interactive Software Inc.(a)(b)	479,677	4,820,754
THQ Inc.(a)	119,803	603,807
Trident Microsystems Inc.(a)	390,099	725,584

		46,378,371
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc.(a)	180,558	2,544,062

		2,544,062
TELECOMMUNICATIONS—2.62%
Adaptec Inc.(a)	845,692	2,833,068
ADC Telecommunications Inc.(a)	539,650	3,351,227
ADTRAN Inc.	84,006	1,894,335
Airvana Inc.(a)	71,517	543,529
Anaren Inc.(a)	12,095	182,030
Anixter International Inc.(a)	174,340	8,211,414
ARRIS Group Inc.(a)	208,614	2,384,458
Atlantic Tele-Network Inc.	62,106	3,416,451
Black Box Corp.	121,816	3,452,265
Cincinnati Bell Inc.(a)	1,153,568	3,979,810
Communications Systems Inc.	41,341	514,282
Consolidated Communications Holdings Inc.	78,231	1,369,043
CPI International Inc.(a)	38,316	507,304
EMS Technologies Inc.(a)	19,945	289,203
Extreme Networks Inc.(a)	626,613	1,798,379
General Communication Inc. Class A(a)	126,074	804,352
GeoEye Inc.(a)	7,271	202,715
Global Crossing Ltd.(a)	26,576	378,708
Globecomm Systems Inc.(a)	146,057	1,142,166
Harmonic Inc.(a)	156,918	993,291
Harris Stratex Networks Inc.(a)	409,781	2,831,587
Iowa Telecommunications Services Inc.	193,327	3,240,161
Knology Inc.(a)	132,403	1,449,813
KVH Industries Inc.(a)	6,485	95,654
LogMeIn Inc.(a)	13,617	271,659
MasTec Inc.(a)	100,285	1,253,563
NETGEAR Inc.(a)	174,716	3,789,590
Network Equipment Technologies Inc.(a)	100,487	406,972
Newport Corp.(a)	247,669	2,276,078
Oplink Communications Inc.(a)	38,157	625,393
Opnext Inc.(a)	156,944	298,194
Plantronics Inc.	40,610	1,055,048
Polycom Inc.(a)	349,668	8,731,210
Powerwave Technologies Inc.(a)	901,414	1,135,782
Preformed Line Products Co.	1,540	67,452
Premiere Global Services Inc.(a)	98,003	808,525
RF Micro Devices Inc.(a)	137,532	656,028
Sonus Networks Inc.(a)	1,432,704	3,023,005
SureWest Communications(a)	100,089	996,886
Sycamore Networks Inc.	135,223	2,827,513
Symmetricom Inc.(a)	302,748	1,574,290
Syniverse Holdings Inc.(a)	80,832	1,412,943
Tekelec(a)	304,741	4,656,442
3Com Corp.(a)	487,258	3,654,435
USA Mobility Inc.	16,305	179,518
UTStarcom Inc.(a)(b)	787,859	1,725,411

		87,291,182
TEXTILES—0.21%
G&K Services Inc. Class A	127,521	3,204,603
UniFirst Corp.	79,552	3,827,247

		7,031,850

TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.(a)	193,707	2,347,729
LeapFrog Enterprises Inc.(a)	186,716	730,060
RC2 Corp.(a)	147,679	2,178,265

		5,256,054
TRANSPORTATION—2.34%
Air Transport Services Group Inc.(a)	145,465	384,028
American Commercial Lines Inc.(a)(b)	62,557	1,146,670
Arkansas Best Corp.	174,180	5,126,117
Atlas Air Worldwide Holdings Inc.(a)	143,696	5,352,676
Bristow Group Inc.(a)	247,790	9,527,526
CAI International Inc.(a)	66,169	597,506
Celadon Group Inc.(a)	30,251	328,223
DHT Maritime Inc.	348,069	1,280,894
Dynamex Inc.(a)	20,772	375,973
Eagle Bulk Shipping Inc.(a)(b)	428,863	2,122,872
Echo Global Logistics Inc.(a)(b)	24,899	315,968
Forward Air Corp.	104,523	2,618,301
Genco Shipping & Trading Ltd.(a)(b)	176,620	3,952,756
General Maritime Corp.(b)	334,506	2,338,197
Golar LNG Ltd.(a)	80,596	1,033,241
GulfMark Offshore Inc.(a)	74,610	2,112,209
Heartland Express Inc.	127,933	1,953,537
Horizon Lines Inc. Class A(b)	211,421	1,177,615
Hub Group Inc. Class A(a)	134,464	3,607,669
International Shipholding Corp.	37,416	1,162,515
Knight Transportation Inc.	82,722	1,595,707
Knightsbridge Tankers Ltd.	119,718	1,587,461
Nordic American Tanker Shipping Ltd.(b)	291,461	8,743,830
Old Dominion Freight Line Inc.(a)	160,461	4,926,153
Pacer International Inc.(a)	247,772	782,960
Patriot Transportation Holding Inc.(a)	3,421	323,148
PHI Inc.(a)	43,254	895,358
RailAmerica Inc.(a)	100,349	1,224,258
Saia Inc.(a)	94,611	1,402,135
Ship Finance International Ltd.	117,336	1,599,290
TBS International Ltd.(a)(b)	92,896	682,786
Ultrapetrol (Bahamas) Ltd.(a)	150,050	714,238
Universal Truckload Services Inc.	40,667	736,073
USA Truck Inc.(a)	16,982	212,615
Werner Enterprises Inc.	293,471	5,807,791
YRC Worldwide Inc.(a)(b)	409,473	343,875

		78,092,171
TRUCKING & LEASING—0.31%
Aircastle Ltd.	325,877	3,209,888
AMERCO(a)	62,121	3,088,656
Greenbrier Companies Inc. (The)	113,845	1,181,711
TAL International Group Inc.	97,546	1,290,534
Textainer Group Holdings Ltd.	64,678	1,093,058
Willis Lease Finance Corp.(a)(b)	31,499	472,485

		10,336,332
WATER—0.64%
American States Water Co.	126,970	4,496,008
Artesian Resources Corp. Class A(b)	43,103	789,216
California Water Service Group	124,642	4,589,318
Connecticut Water Service Inc.	55,684	1,379,293
Consolidated Water Co. Ltd.	68,672	981,323
Middlesex Water Co.	94,066	1,658,384
Pennichuck Corp.	23,249	491,251
PICO Holdings Inc.(a)	95,609	3,129,283

SJW Corp.	89,001	2,008,753
Southwest Water Co.	172,368	1,015,248
York Water Co.	53,738	779,738

		21,317,815

TOTAL COMMON STOCKS
(Cost: $4,022,896,600)		3,327,162,594

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	57,148	13,984

		13,984

TOTAL RIGHTS
(Cost: $0)		13,984

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.99%

MONEY MARKET FUNDS—6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	198,422,783	198,422,783
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	32,273,015	32,273,015
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	2,426,634	2,426,634

		233,122,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $233,122,432)		233,122,432

TOTAL INVESTMENTS IN SECURITIES—106.73%
(Cost: $4,256,019,032)		3,560,299,010
Other Assets, Less Liabilities—(6.73)%		(224,583,864)

NET ASSETS—100.00%		$3,335,715,146

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.16%
APAC Customer Services Inc.(a)	5,369	$31,999
Clear Channel Outdoor Holdings Inc. Class A(a)	9,187	95,453
Gaiam Inc. Class A(a)	4,182	32,160
Harte-Hanks Inc.	10,071	108,565
Interpublic Group of Companies Inc. (The)(a)	115,808	854,663
inVentiv Health Inc.(a)	8,162	131,980
Lamar Advertising Co. Class A(a)	13,974	434,452
Marchex Inc. Class B	6,458	32,807
Omnicom Group Inc.	75,859	2,969,880

		4,691,959
AEROSPACE & DEFENSE—1.92%
AAR Corp.(a)	9,114	209,440
AeroVironment Inc.(a)	3,396	98,756
Alliant Techsystems Inc.(a)	7,936	700,511
Argon ST Inc.(a)	2,961	64,313
BE Aerospace Inc.(a)	22,869	537,421
Boeing Co. (The)	177,438	9,604,719
Curtiss-Wright Corp.	10,789	337,911
Ducommun Inc.	2,565	47,991
Esterline Technologies Corp.(a)	7,551	307,854
GenCorp Inc.(a)	13,157	92,099
General Dynamics Corp.	84,481	5,759,070
Goodrich Corp.	30,195	1,940,029
HEICO Corp.(b)	5,743	254,587
Herley Industries Inc.(a)	3,306	45,920
Kaman Corp.	6,546	151,147
L-3 Communications Holdings Inc.	28,384	2,467,989
LMI Aerospace Inc.(a)	2,034	27,052
Lockheed Martin Corp.	77,736	5,857,408
Moog Inc. Class A(a)	11,175	326,645
Northrop Grumman Corp.	79,030	4,413,825
Orbital Sciences Corp.(a)	14,359	219,118
Raytheon Co.	96,300	4,961,376
Rockwell Collins Inc.	38,870	2,151,843
Spirit AeroSystems Holdings Inc. Class A(a)	25,201	500,492
Teledyne Technologies Inc.(a)	8,814	338,105
TransDigm Group Inc.	9,625	457,091
Triumph Group Inc.	4,109	198,259
United Technologies Corp.	204,357	14,184,419

		56,255,390
AGRICULTURE—1.95%
AgFeed Industries Inc.(a)(b)	8,160	40,800
Alico Inc.	848	24,134

Alliance One International Inc.(a)	22,258	108,619
Altria Group Inc.	505,171	9,916,507
Andersons Inc. (The)	4,405	113,737
Archer-Daniels-Midland Co.	156,894	4,912,351
Bunge Ltd.	32,712	2,088,007
Cadiz Inc.(a)(b)	2,748	32,894
Griffin Land & Nurseries Inc.	819	23,857
Lorillard Inc.	41,033	3,292,078
Monsanto Co.	133,335	10,900,136
Philip Morris International Inc.	479,175	23,091,443
Reynolds American Inc.	41,368	2,191,263
Tejon Ranch Co.(a)	2,591	75,709
Universal Corp.	5,970	272,292
Vector Group Ltd.(b)	9,774	136,836

		57,220,663
AIRLINES—0.27%
AirTran Holdings Inc.(a)	33,451	174,614
Alaska Air Group Inc.(a)	9,148	316,155
Allegiant Travel Co.(a)(b)	3,922	185,001
AMR Corp.(a)	81,615	630,884
Continental Airlines Inc. Class B(a)	33,644	602,900
Copa Holdings SA Class A	7,171	390,604
Delta Air Lines Inc.(a)	188,968	2,150,456
Hawaiian Holdings Inc.(a)	13,819	96,733
JetBlue Airways Corp.(a)	61,551	335,453
Republic Airways Holdings Inc.(a)	7,415	54,797
SkyWest Inc.	13,937	235,814
Southwest Airlines Co.	180,178	2,059,435
UAL Corp.(a)	41,067	530,175
US Airways Group Inc.(a)	39,542	191,383

		7,954,404
APPAREL—0.58%
American Apparel Inc.(a)	8,128	25,197
Carter’s Inc.(a)	13,548	355,635
Cherokee Inc.	1,751	31,203
Coach Inc.	77,905	2,845,870
Columbia Sportswear Co.	2,604	101,660
Crocs Inc.(a)	22,025	126,644
Deckers Outdoor Corp.(a)	3,136	318,994
G-III Apparel Group Ltd.(a)	2,960	64,143
Guess? Inc.	14,470	612,081
Gymboree Corp.(a)	7,281	316,651
Hanesbrands Inc.(a)	22,815	550,070
Iconix Brand Group Inc.(a)	17,346	219,427
Jones Apparel Group Inc.	21,277	341,709
K-Swiss Inc. Class A(a)	6,054	60,177
Liz Claiborne Inc.(a)(b)	23,088	129,985
Maidenform Brands Inc.(a)	5,346	89,225
Nike Inc. Class B	88,219	5,828,629
Oxford Industries Inc.	3,577	73,972
Perry Ellis International Inc.(a)	2,648	39,879
Phillips-Van Heusen Corp.	12,432	505,734
Polo Ralph Lauren Corp.	13,336	1,079,949
Quiksilver Inc.(a)	28,845	58,267
SKECHERS U.S.A. Inc. Class A(a)	7,922	232,986
Steven Madden Ltd.(a)	3,857	159,063
Timberland Co. Class A(a)	11,253	201,766
True Religion Apparel Inc.(a)(b)	5,994	110,829

Unifi Inc.(a)	10,833	42,032
VF Corp.	21,826	1,598,536
Volcom Inc.(a)	4,798	80,319
Warnaco Group Inc. (The)(a)	11,011	464,554
Weyco Group Inc.	1,734	40,992
Wolverine World Wide Inc.	12,226	332,792

		17,038,970
AUTO MANUFACTURERS—0.42%
Force Protection Inc.(a)	15,871	82,688
Ford Motor Co.(a)	763,518	7,635,180
Navistar International Corp.(a)	15,360	593,664
Oshkosh Corp.	21,821	808,032
PACCAR Inc.	88,710	3,217,512

		12,337,076
AUTO PARTS & EQUIPMENT—0.34%
American Axle & Manufacturing Holdings Inc.(a)	10,557	84,667
Amerigon Inc. Class A(a)	5,088	40,399
ArvinMeritor Inc.(a)	18,819	210,396
ATC Technology Corp.(a)	5,131	122,374
Autoliv Inc.	20,944	908,132
BorgWarner Inc.	28,355	941,953
China Automotive Systems Inc.(a)(b)	1,086	20,319
Cooper Tire & Rubber Co.	14,330	287,316
Dana Holding Corp.(a)	34,310	371,920
Dorman Products Inc.(a)	2,646	41,436
Exide Technologies Inc.(a)	11,887	84,517
Federal Mogul Corp. Class A(a)	5,445	94,198
Fuel Systems Solutions Inc.(a)	3,554	146,567
Goodyear Tire & Rubber Co. (The)(a)	59,857	843,984
Johnson Controls Inc.	163,815	4,462,321
Miller Industries Inc.(a)	2,558	29,033
Modine Manufacturing Co.(a)	11,575	137,048
Spartan Motors Inc.	7,420	41,775
Standard Motor Products Inc.(a)	3,223	27,460
Superior Industries International Inc.	5,317	81,350
Tenneco Inc.(a)	11,346	201,165
Titan International Inc.	7,991	64,807
TRW Automotive Holdings Corp.(a)	14,007	334,487
WABCO Holdings Inc.	15,832	408,307
Wonder Auto Technology Inc.(a)	3,541	41,642

		10,027,573
BANKS—4.55%
Alliance Financial Corp.	859	23,322
American National Bankshares Inc.(b)	1,358	29,740
Ameris Bancorp	3,332	23,857
Ames National Corp.	1,592	33,607
Arrow Financial Corp.	2,190	54,750
Associated Banc-Corp	31,504	346,859
Auburn National Bancorporation Inc.(b)	778	15,319
BancFirst Corp.	1,841	68,191
Banco Latinoamericano de Comercio Exterior SA Class E	6,312	87,737
Bancorp Inc. (The)(a)	3,319	22,768
Bancorp Rhode Island Inc.	1,113	28,582
BancorpSouth Inc.	20,809	488,179
Bank Mutual Corp.	10,493	72,612
Bank of America Corp.	2,113,277	31,825,952

Bank of Hawaii Corp.	11,727	551,873
Bank of Kentucky Financial Corp. (The)(b)	863	16,207
Bank of Marin Bancorp(b)	1,157	37,672
Bank of New York Mellon Corp. (The)	292,089	8,169,729
Bank of the Ozarks Inc.	2,811	82,278
Banner Corp.(b)	3,540	9,487
Bar Harbor Bankshares	728	19,984
BB&T Corp.	167,670	4,253,788
BOK Financial Corp.	4,873	231,565
Boston Private Financial Holdings Inc.	18,079	104,316
Bridge Bancorp Inc.(b)	1,340	32,214
Bryn Mawr Bank Corp.	1,678	25,321
Camden National Corp.	1,839	60,135
Capital City Bank Group Inc.(b)	2,900	40,136
CapitalSource Inc.	62,117	246,604
Cardinal Financial Corp.	8,399	73,407
Cass Information Systems Inc.	1,640	49,856
Cathay General Bancorp	14,413	108,818
Center Bancorp Inc.(b)	2,486	22,175
Centerstate Banks Inc.	4,738	47,806
Central Pacific Financial Corp.(a)(b)	7,147	9,363
Century Bancorp Inc. Class A(b)	1,274	28,066
Chemical Financial Corp.	5,692	134,217
Citizens & Northern Corp.	2,091	19,948
Citizens Holding Co.	832	18,628
Citizens Republic Bancorp Inc.(a)	98,230	67,779
City Holding Co.	3,911	126,443
City National Corp.	10,469	477,386
CNB Financial Corp.(b)	1,829	29,246
CoBiz Financial Inc.	9,185	43,629
Columbia Banking System Inc.	6,728	108,859
Comerica Inc.	36,596	1,082,144
Commerce Bancshares Inc.	15,572	602,948
Community Bank System Inc.	8,056	155,561
Community Trust Bancorp Inc.	3,544	86,651
Cullen/Frost Bankers Inc.	12,740	637,000
CVB Financial Corp.(b)	20,481	176,956
Discover Financial Services	130,766	1,923,568
Eagle Bancorp Inc.(a)	2,629	27,526
East West Bancorp Inc.	22,186	350,539
Enterprise Bancorp Inc.(b)	1,617	17,706
Enterprise Financial Services Corp.(b)	2,448	18,874
F.N.B. Corp.	27,578	187,255
Farmers Capital Bank Corp.	1,545	15,790
Fifth Third Bancorp	194,423	1,895,624
Financial Institutions Inc.	2,646	31,170
First Bancorp (North Carolina)	4,036	56,383
First BanCorp (Puerto Rico)	18,269	42,019
First Bancorp Inc. (The) (Maine)	2,030	31,303
First Busey Corp.(b)	11,560	44,968
First California Financial Group Inc.(a)(b)	1,354	3,710
First Citizens BancShares Inc. Class A	1,526	250,279
First Commonwealth Financial Corp.	20,600	95,790
First Community Bancshares Inc.	4,140	49,887
First Financial Bancorp	12,844	187,009
First Financial Bankshares Inc.(b)	4,932	267,462
First Financial Corp.	2,997	91,468
First Financial Service Corp.	1,278	11,579
First Horizon National Corp.(a)	55,174	739,332
First Merchants Corp.	5,314	31,565

First Midwest Bancorp Inc.	14,051	153,015
First of Long Island Corp. (The)	1,209	30,527
1st Source Corp.	3,568	57,409
First South Bancorp Inc.(b)	1,942	20,003
FirstMerit Corp.	20,758	418,066
Fulton Financial Corp.	43,359	378,090
German American Bancorp Inc.	2,404	39,065
Glacier Bancorp Inc.	14,810	203,193
Great Southern Bancorp Inc.(b)	2,238	47,804
Guaranty Bancorp(a)	12,771	16,858
Hampton Roads Bankshares Inc.(b)	4,046	7,000
Hancock Holding Co.	6,939	303,859
Harleysville National Corp.	10,320	66,461
Heartland Financial USA Inc.(b)	2,902	41,644
Heritage Financial Corp.	1,869	25,755
Home Bancshares Inc.	4,300	103,501
Huntington Bancshares Inc.	174,073	635,367
IBERIABANK Corp.	4,953	266,521
Independent Bank Corp. (Massachusetts)	5,549	115,919
International Bancshares Corp.(b)	12,969	245,503
KeyCorp	214,477	1,190,347
K-Fed Bancorp(b)	998	8,772
Lakeland Bancorp Inc.	4,613	29,477
Lakeland Financial Corp.	2,805	48,386
M&T Bank Corp.(b)	18,574	1,242,415
MainSource Financial Group Inc.	4,375	20,913
Marshall & Ilsley Corp.	128,737	701,617
MB Financial Inc.	12,296	242,477
Merchants Bancshares Inc.(b)	1,050	23,772
Metro Bancorp Inc.(a)	3,150	39,595
MidSouth Bancorp Inc.	1,336	18,570
Nara Bancorp Inc.(a)	8,487	96,243
National Bankshares Inc.(b)	1,505	42,576
National Penn Bancshares Inc.	30,992	179,444
NBT Bancorp Inc.	8,006	163,082
Northern Trust Corp.	58,983	3,090,709
Northfield Bancorp Inc.	4,695	63,476
Northrim BanCorp Inc.	1,443	24,358
Norwood Financial Corp.	442	12,637
Ohio Valley Banc Corp.(b)	840	18,505
Old National Bancorp	21,377	265,716
Old Point Financial Corp.	444	6,904
Old Second Bancorp Inc.(b)	2,979	20,525
Oriental Financial Group Inc.	6,552	70,762
Orrstown Financial Services Inc.	1,194	41,647
Pacific Capital Bancorp(b)	10,892	10,456
Pacific Continental Corp.	4,912	56,193
PacWest Bancorp	6,088	122,673
Park National Corp.	2,663	156,797
Peapack-Gladstone Financial Corp.	2,070	26,248
Penns Woods Bancorp Inc.(b)	800	25,952
Peoples Bancorp Inc.	2,489	24,094
Peoples Financial Corp.	1,127	22,901
Pinnacle Financial Partners Inc.(a)	7,914	112,537
PNC Financial Services Group Inc. (The)(c)	112,432	5,935,285
Popular Inc.	155,835	352,187
Porter Bancorp Inc.(b)	655	9,851
PremierWest Bancorp	4,876	6,924
PrivateBancorp Inc.	8,453	75,823
Prosperity Bancshares Inc.	11,218	453,992

Regions Financial Corp.	282,680	1,495,377
Renasant Corp.	4,717	64,151
Republic Bancorp Inc. Class A	2,372	48,863
Republic First Bancorp Inc.(a)	1,759	7,511
S&T Bancorp Inc.	5,690	96,787
S.Y. Bancorp Inc.	2,803	59,844
Sandy Spring Bancorp Inc.	3,642	32,377
Santander BanCorp(a)	996	12,231
SCBT Financial Corp.	3,576	99,020
Shore Bancshares Inc.	1,978	28,602
Sierra Bancorp(b)	1,767	13,482
Signature Bank(a)	9,859	314,502
Simmons First National Corp. Class A	3,338	92,796
Smithtown Bancorp Inc.	2,422	14,411
South Financial Group Inc. (The)	40,607	26,179
Southside Bancshares Inc.	2,826	55,446
Southwest Bancorp Inc.	3,369	23,381
State Bancorp Inc.	3,466	24,643
State Street Corp.	120,673	5,254,102
Stellar One Corp.	5,419	53,973
Sterling Bancorp	4,363	31,152
Sterling Bancshares Inc.	20,711	106,247
Sterling Financial Corp.(a)(b)	11,861	7,354
Suffolk Bancorp	2,400	71,280
Sun Bancorp Inc. (New Jersey)(a)	4,637	17,389
SunTrust Banks Inc.	121,811	2,471,545
Susquehanna Bancshares Inc.	21,466	126,435
SVB Financial Group(a)	8,172	340,691
Synovus Financial Corp.	92,359	189,336
TCF Financial Corp.	32,056	436,603
Texas Capital Bancshares Inc.(a)	8,320	116,147
Tompkins Financial Corp.	2,093	84,766
Tower Bancorp Inc.	702	16,041
TowneBank(b)	5,059	59,089
TriCo Bancshares	3,318	55,245
TrustCo Bank Corp. NY	17,637	111,113
Trustmark Corp.	13,912	313,576
U.S. Bancorp	463,585	10,435,298
UMB Financial Corp.	7,913	311,377
Umpqua Holdings Corp.	21,066	282,495
Union Bankshares Corp.	5,161	63,945
United Bancshares Inc.(b)	9,188	183,484
United Community Banks Inc.(a)	20,344	68,966
United Security Bancshares Inc.(b)	1,351	23,156
Univest Corp. of Pennsylvania	4,065	71,259
Valley National Bancorp	35,590	502,887
Washington Banking Co.	2,238	26,722
Washington Trust Bancorp Inc.	3,583	55,823
Webster Financial Corp.	16,540	196,330
Wells Fargo & Co.	1,161,766	31,356,064
WesBanco Inc.	6,215	76,693
West Bancorporation Inc.	4,237	20,888
Westamerica Bancorporation	7,240	400,879
Western Alliance Bancorporation(a)	10,129	38,288
Whitney Holding Corp.	23,850	217,274
Wilber Corp. (The)	1,373	9,886
Wilmington Trust Corp.	17,768	219,257
Wilshire Bancorp Inc.	4,166	34,120
Wintrust Financial Corp.	5,566	171,377
Yadkin Valley Financial Corp.	2,742	10,036

Zions Bancorporation(b)	33,495	429,741

		133,288,806
BEVERAGES—2.23%
Boston Beer Co. Inc. Class A(a)	2,041	95,111
Brown-Forman Corp. Class B NVS	22,124	1,185,183
Coca-Cola Bottling Co. Consolidated	895	48,348
Coca-Cola Co. (The)	565,480	32,232,360
Coca-Cola Enterprises Inc.	75,874	1,608,529
Constellation Brands Inc. Class A(a)	46,381	738,849
Diedrich Coffee Inc.(a)	717	24,987
Dr Pepper Snapple Group Inc.	62,039	1,755,704
Farmer Bros. Co.	1,607	31,722
Green Mountain Coffee Roasters Inc.(a)	8,451	688,503
Hansen Natural Corp.(a)	16,954	651,034
Molson Coors Brewing Co. Class B NVS	31,345	1,415,540
National Beverage Corp.(a)	2,436	33,763
Peet’s Coffee & Tea Inc.(a)	2,930	97,657
Pepsi Bottling Group Inc.	34,612	1,297,950
PepsiAmericas Inc.	14,152	414,088
PepsiCo Inc.	380,279	23,120,963

		65,440,291
BIOTECHNOLOGY—1.47%
Abraxis BioScience Inc.(a)	1,874	75,991
Acorda Therapeutics Inc.(a)	8,940	225,467
Affymax Inc.(a)	3,924	97,080
Affymetrix Inc.(a)	16,341	95,431
Alexion Pharmaceuticals Inc.(a)	21,450	1,047,189
AMAG Pharmaceuticals Inc.(a)	4,034	153,413
American Oriental Bioengineering Inc.(a)(b)	16,113	74,925
Amgen Inc.(a)	247,314	13,990,553
Arena Pharmaceuticals Inc.(a)	21,279	75,540
ARIAD Pharmaceuticals Inc.(a)	26,449	60,304
ArQule Inc.(a)	9,735	35,922
ARYx Therapeutics Inc.(a)(b)	4,932	15,832
BioCryst Pharmaceuticals Inc.(a)	5,552	35,866
Biogen Idec Inc.(a)	70,288	3,760,408
BioMimetic Therapeutics Inc.(a)	4,052	48,340
Bio-Rad Laboratories Inc. Class A(a)	4,830	465,902
Cambrex Corp.(a)	6,588	36,761
Cardium Therapeutics Inc.(a)(b)	11,686	7,946
Celera Corp.(a)	18,736	129,466
Celgene Corp.(a)	112,472	6,262,441
Cell Therapeutics Inc.(a)(b)	129,788	147,958
Celldex Therapeutics Inc.(a)	8,318	38,928
Charles River Laboratories International Inc.(a)	16,306	549,349
China-Biotics Inc.(a)	2,116	32,735
CryoLife Inc.(a)	6,333	40,658
Curis Inc.(a)	15,563	50,580
Cytokinetics Inc.(a)	12,116	35,258
Cytori Therapeutics Inc.(a)(b)	9,500	57,950
Enzo Biochem Inc.(a)	7,203	38,752
Enzon Pharmaceuticals Inc.(a)(b)	10,166	107,048
Exelixis Inc.(a)	24,670	181,818
Facet Biotech Corp.(a)	5,905	103,810
Genomic Health Inc.(a)	3,989	78,025
Genzyme Corp.(a)	65,846	3,227,112
Geron Corp.(a)(b)	20,834	115,629
GTx Inc.(a)(b)	4,216	17,707

Halozyme Therapeutics Inc.(a)	18,191	106,781
Harvard Bioscience Inc.(a)	6,302	22,498
Human Genome Sciences Inc.(a)	44,865	1,372,869
Idera Pharmaceuticals Inc.(a)(b)	4,858	25,116
Illumina Inc.(a)	30,111	922,902
ImmunoGen Inc.(a)	14,826	116,532
Immunomedics Inc.(a)	14,633	46,972
Incyte Corp.(a)	22,538	205,321
Integra LifeSciences Holdings Corp.(a)	4,934	181,473
InterMune Inc.(a)	8,712	113,604
Lexicon Pharmaceuticals Inc.(a)	19,216	32,667
Life Technologies Corp.(a)	42,748	2,232,728
Martek Biosciences Corp.(a)	8,268	156,596
Maxygen Inc.(a)	5,612	34,177
Micromet Inc.(a)(b)	13,762	91,655
Millipore Corp.(a)	13,747	994,595
Molecular Insight Pharmaceuticals Inc.(a)(b)	5,270	11,857
Momenta Pharmaceuticals Inc.(a)	8,978	113,213
Myriad Genetics Inc.(a)	23,475	612,697
Nanosphere Inc.(a)	1,737	11,186
Nektar Therapeutics(a)	23,782	221,648
Novavax Inc.(a)(b)	16,607	44,175
Omeros Corp.(a)	1,676	11,766
OncoGenex Pharmaceutical Inc.(a)(b)	1,043	23,238
Optimer Pharmaceuticals Inc.(a)	7,429	83,799
Orexigen Therapeutics Inc.(a)	7,490	55,726
Oxigene Inc.(a)(b)	6,741	7,685
PDL BioPharma Inc.	30,076	206,321
Protalix BioTherapeutics Inc.(a)	7,589	50,239
Regeneron Pharmaceuticals Inc.(a)	14,949	361,467
Repligen Corp.(a)	7,412	30,463
RTI Biologics Inc.(a)	14,598	56,056
Sangamo BioSciences Inc.(a)(b)	12,869	76,184
Savient Pharmaceuticals Inc.(a)	16,836	229,138
Seattle Genetics Inc.(a)	20,198	205,212
Sequenom Inc.(a)(b)	14,810	61,313
StemCells Inc.(a)(b)	22,905	28,860
SuperGen Inc.(a)	12,485	32,711
Talecris Biotherapeutics Holdings Corp.(a)	12,259	273,008
Vertex Pharmaceuticals Inc.(a)	47,580	2,038,803
Vical Inc.(a)(b)	9,422	30,998

		43,052,343
BUILDING MATERIALS—0.18%
AAON Inc.	3,334	64,980
Apogee Enterprises Inc.	6,611	92,554
Armstrong World Industries Inc.(a)	5,281	205,589
Broadwind Energy Inc.(a)(b)	7,234	58,523
Builders FirstSource Inc.(a)(b)	3,557	13,694
Comfort Systems USA Inc.	9,578	118,193
Drew Industries Inc.(a)	4,932	101,846
Eagle Materials Inc.	10,786	280,975
Interline Brands Inc.(a)	8,394	144,964
Lennox International Inc.	11,627	453,918
LSI Industries Inc.	4,304	33,916
Martin Marietta Materials Inc.(b)	10,956	979,576
Masco Corp.	88,082	1,216,412
NCI Building Systems Inc.(a)	22,660	41,015
Owens Corning(a)	20,710	531,004
Quanex Building Products Corp.	8,899	151,016

Simpson Manufacturing Co. Inc.(b)	9,793	263,334
Texas Industries Inc.	5,573	194,999
Trex Co. Inc.(a)(b)	3,240	63,504
U.S. Concrete Inc.(a)	8,379	7,625
Universal Forest Products Inc.	4,616	169,915
USG Corp.(a)(b)	10,136	142,411

		5,329,963
CHEMICALS—1.79%
A. Schulman Inc.	6,266	126,448
Aceto Corp.	5,946	30,622
Air Products and Chemicals Inc.	51,199	4,150,191
Airgas Inc.	19,828	943,813
Albemarle Corp.	22,659	824,108
American Vanguard Corp.	4,274	35,474
Arch Chemicals Inc.	6,449	199,145
Ashland Inc.	18,415	729,602
Balchem Corp.	4,207	140,977
Cabot Corp.	15,670	411,024
Celanese Corp. Series A	35,109	1,126,999
CF Industries Holdings Inc.	11,837	1,074,563
Chase Corp.	1,927	22,758
China Green Agriculture Inc.(a)(b)	2,736	40,219
Cytec Industries Inc.	11,486	418,320
Dow Chemical Co. (The)	271,868	7,511,713
E.I. du Pont de Nemours and Co.	220,789	7,433,966
Eastman Chemical Co.	17,853	1,075,465
Ecolab Inc.	58,029	2,586,933
Ferro Corp.	10,039	82,721
FMC Corp.	17,733	988,792
H.B. Fuller Co.	11,674	265,583
Hawkins Inc.(b)	1,982	43,267
Huntsman Corp.	38,918	439,384
ICO Inc.	6,589	48,166
Innophos Holdings Inc.	4,034	92,742
Innospec Inc.	5,542	55,919
International Flavors & Fragrances Inc.	18,972	780,508
Intrepid Potash Inc.(a)(b)	9,999	291,671
Landec Corp.(a)	5,108	31,874
Lubrizol Corp.	16,620	1,212,429
Minerals Technologies Inc.	4,410	240,213
Mosaic Co. (The)	38,843	2,320,092
NewMarket Corp.	2,443	280,383
NL Industries Inc.	1,684	11,687
Olin Corp.	19,738	345,810
OM Group Inc.(a)	7,159	224,721
OMNOVA Solutions Inc.(a)	9,422	57,757
PolyOne Corp.(a)	21,585	161,240
PPG Industries Inc.	40,151	2,350,440
Praxair Inc.	75,137	6,034,252
Quaker Chemical Corp.	2,508	51,765
Rockwood Holdings Inc.(a)	11,866	279,563
RPM International Inc.	31,474	639,866
Sensient Technologies Corp.	12,311	323,779
ShengdaTech Inc.(a)	6,578	40,323
Sherwin-Williams Co. (The)	24,153	1,489,032
Sigma-Aldrich Corp.	29,867	1,509,180
Solutia Inc.(a)	28,892	366,928
Spartech Corp.	7,379	75,709
Stepan Co.	1,990	128,972

Symyx Technologies Inc.(a)	7,784	42,812
Terra Industries Inc.	24,563	790,683
Valhi Inc.	1,607	22,450
Valspar Corp. (The)	24,331	660,343
W.R. Grace & Co.(a)	18,016	456,706
Westlake Chemical Corp.	4,461	111,213
Zep Inc.	5,127	88,800
Zoltek Companies Inc.(a)	7,146	67,887

		52,388,002
COAL—0.30%
Alpha Natural Resources Inc.(a)	29,447	1,277,411
Arch Coal Inc.	39,620	881,545
Cloud Peak Energy Inc.(a)	7,504	109,258
CONSOL Energy Inc.	44,229	2,202,604
International Coal Group Inc.(a)	21,965	84,785
James River Coal Co.(a)	7,576	140,383
Massey Energy Co.	20,932	879,353
Patriot Coal Corp.(a)	17,841	275,822
Peabody Energy Corp.	65,113	2,943,759
Westmoreland Coal Co.(a)	2,356	20,992

		8,815,912
COMMERCIAL SERVICES—2.11%
Aaron’s Inc.	11,635	322,639
ABM Industries Inc.	11,516	237,921
Administaff Inc.	5,422	127,905
Advance America Cash Advance Centers Inc.	9,901	55,050
Advisory Board Co. (The)(a)	3,563	109,242
Albany Molecular Research Inc.(a)	6,068	55,097
Alliance Data Systems Corp.(a)	13,012	840,445
American Caresource Holdings Inc.(a)	2,588	6,211
American Public Education Inc.(a)	4,339	149,088
AMN Healthcare Services Inc.(a)	8,060	73,024
Apollo Group Inc. Class A(a)	32,599	1,974,847
Arbitron Inc.	6,372	149,232
Avis Budget Group Inc.(a)	24,288	318,659
Barrett Business Services Inc.	2,116	26,006
Bowne & Co. Inc.	9,962	66,546
Bridgepoint Education Inc.(a)(b)	3,136	47,103
Brink’s Home Security Holdings Inc.(a)	11,167	364,491
Capella Education Co.(a)	3,451	259,860
Cardtronics Inc.(a)	4,487	49,671
Career Education Corp.(a)	16,961	395,361
CBIZ Inc.(a)	10,974	84,500
CDI Corp.	2,941	38,086
Cenveo Inc.(a)	12,485	109,244
Chemed Corp.	5,600	268,632
ChinaCast Education Corp.(a)	6,684	50,531
Coinstar Inc.(a)	7,281	202,266
Compass Diversified Holdings	6,676	85,186
Consolidated Graphics Inc.(a)	2,483	86,955
Convergys Corp.(a)	24,052	258,559
Corinthian Colleges Inc.(a)(b)	19,797	272,605
Cornell Companies Inc.(a)	2,510	56,977
Corporate Executive Board Co. (The)	8,710	198,762
Corrections Corp. of America(a)	28,600	702,130
CorVel Corp.(a)	1,773	59,466
CoStar Group Inc.(a)(b)	5,087	212,484
CPI Corp.	1,239	15,215

CRA International Inc.(a)	2,713	72,301
Cross Country Healthcare Inc.(a)	7,397	73,304
Deluxe Corp.	11,981	177,199
DeVry Inc.	15,029	852,595
Diamond Management & Technology Consultants Inc.	5,215	38,435
Dollar Financial Corp.(a)	6,453	152,678
Dollar Thrifty Automotive Group Inc.(a)	5,482	140,394
DynCorp International Inc.(a)	5,967	85,626
Education Management Corp.(a)	5,639	124,114
Electro Rent Corp.	4,932	56,915
Emergency Medical Services Corp. Class A(a)	7,122	385,656
Equifax Inc.	30,815	951,875
Euronet Worldwide Inc.(a)	12,205	267,900
ExlService Holdings Inc.(a)	4,502	81,756
Exponent Inc.(a)	3,473	96,688
Forrester Research Inc.(a)	3,524	91,448
Franklin Covey Co.(a)	3,373	21,250
FTI Consulting Inc.(a)	12,598	594,122
Gartner Inc.(a)	14,249	257,052
Genpact Ltd.(a)	14,606	217,629
GEO Group Inc. (The)(a)	12,316	269,474
Global Cash Access Inc.(a)	10,187	76,301
Grand Canyon Education Inc.(a)	3,947	75,032
Great Lakes Dredge & Dock Corp.	11,511	74,591
H&E Equipment Services Inc.(a)	6,728	70,577
H&R Block Inc.	83,247	1,883,047
Hackett Group Inc. (The)(a)	9,890	27,494
Healthcare Services Group Inc.	10,127	217,325
HealthSpring Inc.(a)	11,711	206,231
Heartland Payment Systems Inc.	8,720	114,494
Heidrick & Struggles International Inc.	4,236	132,333
Hertz Global Holdings Inc.(a)	45,996	548,272
Hewitt Associates Inc. Class A(a)	20,505	866,541
Hill International Inc.(a)	5,584	34,844
Hillenbrand Inc.	14,810	279,020
HMS Holdings Corp.(a)	6,616	322,133
Huron Consulting Group Inc.(a)	5,042	116,168
ICF International Inc.(a)	2,504	67,107
ICT Group Inc.(a)	1,866	30,472
Integrated Electrical Services Inc.(a)	1,688	9,875
Interactive Data Corp.	9,370	237,061
Iron Mountain Inc.(a)	44,455	1,011,796
ITT Educational Services Inc.(a)	9,422	904,135
Jackson Hewitt Tax Service Inc.(a)	7,084	31,170
K12 Inc.(a)(b)	5,648	114,485
Kelly Services Inc. Class A(a)	7,077	84,429
Kendle International Inc.(a)	4,299	78,715
Kenexa Corp.(a)	6,209	81,027
Kforce Inc.(a)	7,459	93,237
Korn/Ferry International(a)	11,067	182,605
Landauer Inc.	2,238	137,413
Learning Tree International Inc.(a)	2,085	24,895
Lender Processing Services Inc.	23,283	946,687
Lincoln Educational Services Corp.(a)	2,238	48,497
Live Nation Inc.(a)	21,941	186,718
Mac-Gray Corp.(a)	2,474	25,482
Manpower Inc.	18,974	1,035,601
MasterCard Inc. Class A	20,807	5,326,176
MAXIMUS Inc.	4,314	215,700

McGrath RentCorp	5,978	133,668
McKesson Corp.	66,337	4,146,062
Medifast Inc.(a)	2,854	87,275
MedQuist Inc.	2,238	14,972
Michael Baker Corp.(a)	1,699	70,339
Midas Inc.(a)	3,461	29,245
Monro Muffler Brake Inc.	4,426	148,005
Monster Worldwide Inc.(a)	31,360	545,664
Moody’s Corp.	46,197	1,238,080
Morningstar Inc.(a)	4,743	229,277
MPS Group Inc.(a)	23,611	324,415
Multi-Color Corp.	3,181	38,840
National Research Corp.	338	6,997
Navigant Consulting Inc.(a)	11,553	171,678
Net 1 UEPS Technologies Inc.(a)	7,637	148,311
Nobel Learning Communities Inc.(a)	1,020	7,742
Odyssey Marine Exploration Inc.(a)	15,352	21,646
On Assignment Inc.(a)	8,144	58,230
PAREXEL International Corp.(a)	13,401	188,954
Pharmaceutical Product Development Inc.	26,038	610,331
PHH Corp.(a)	13,545	218,210
Pre-Paid Legal Services Inc.(a)	2,036	83,639
Princeton Review Inc. (The)(a)	3,278	13,309
Providence Service Corp. (The)(a)	3,521	55,632
QC Holdings Inc.	833	4,007
Quanta Services Inc.(a)	48,769	1,016,346
R.R. Donnelley & Sons Co.	50,586	1,126,550
Rent-A-Center Inc.(a)	15,794	279,870
Resources Connection Inc.(a)	11,437	242,693
Rewards Network Inc.	1,867	23,599
RiskMetrics Group Inc.(a)	5,070	80,664
Robert Half International Inc.	37,362	998,686
Rollins Inc.	11,203	215,994
RSC Holdings Inc.(a)	11,474	80,777
Saba Software Inc.(a)	5,752	23,813
SAIC Inc.(a)	97,150	1,840,021
Service Corp. International	60,485	495,372
Sotheby’s	16,771	377,012
Spherion Corp.(a)	13,434	75,499
Standard Parking Corp.(a)	2,418	38,398
StarTek Inc.(a)	2,978	22,275
Steiner Leisure Ltd.(a)	3,895	154,865
Stewart Enterprises Inc. Class A	21,825	112,399
Strayer Education Inc.	3,469	737,128
SuccessFactors Inc.(a)	11,372	188,548
Team Inc.(a)	4,546	85,510
TeleTech Holdings Inc.(a)	8,156	163,365
Ticketmaster Entertainment Inc.(a)	8,873	108,428
TNS Inc.(a)	6,597	169,477
Transcend Services Inc.(a)	1,444	30,844
Tree.com Inc.(a)	1,525	13,954
TrueBlue Inc.(a)	10,778	159,622
United Rentals Inc.(a)	14,560	142,834
Universal Technical Institute Inc.(a)	5,449	110,070
Valassis Communications Inc.(a)	12,190	222,589
Verisk Analytics Inc. Class A(a)	24,035	727,780
Viad Corp.	5,064	104,470
Visa Inc. Class A	109,776	9,601,009
Volt Information Sciences Inc.(a)	3,348	33,480
Watson Wyatt Worldwide Inc. Class A	10,320	490,406

Weight Watchers International Inc.	8,524	248,560
Western Union Co.	171,156	3,226,291
Wright Express Corp.(a)	9,647	307,353

		61,927,172
COMPUTERS—5.57%
Affiliated Computer Services Inc. Class A(a)	22,160	1,322,730
Agilysys Inc.	5,040	45,864
Apple Inc.(a)	217,909	45,948,292
Brocade Communications Systems Inc.(a)	102,721	783,761
CACI International Inc. Class A(a)	7,399	361,441
Cadence Design Systems Inc.(a)	65,849	394,436
CIBER Inc.(a)	19,279	66,513
Cognizant Technology Solutions Corp. Class A(a)	71,662	3,246,289
Cogo Group Inc.(a)	6,728	49,585
Compellent Technologies Inc.(a)	4,487	101,765
Computer Sciences Corp.(a)	36,945	2,125,446
Computer Task Group Inc.(a)	3,846	30,806
COMSYS IT Partners Inc.(a)	3,903	34,698
Cray Inc.(a)	7,472	47,970
Dell Inc.(a)	418,597	6,011,053
Diebold Inc.	16,420	467,149
DST Systems Inc.(a)	9,422	410,328
Dynamics Research Corp.(a)	2,252	23,894
Echelon Corp.(a)(b)	8,737	101,000
Electronics For Imaging Inc.(a)	11,258	146,467
eLoyalty Corp.(a)	1,579	10,848
EMC Corp.(a)	491,844	8,592,515
FactSet Research Systems Inc.	10,320	679,778
Fortinet Inc.(a)	3,063	53,817
Furmanite Corp.(a)	8,792	33,498
Hewlett-Packard Co.	584,152	30,089,670
iGATE Corp.	5,130	51,300
IHS Inc. Class A(a)	11,668	639,523
Imation Corp.(a)	6,896	60,133
Immersion Corp.(a)	6,958	31,798
Innodata Isogen Inc.(a)	5,394	29,883
Insight Enterprises Inc.(a)	11,362	129,754
Integral Systems Inc.(a)	3,820	33,081
International Business Machines Corp.	322,772	42,250,855
Isilon Systems Inc.(a)	8,015	54,983
Jack Henry & Associates Inc.	20,374	471,047
Lexmark International Inc. Class A(a)	19,287	501,076
Limelight Networks Inc.(a)	9,102	35,771
LivePerson Inc.(a)	9,089	63,350
Manhattan Associates Inc.(a)	5,209	125,172
Maxwell Technologies Inc.(a)	6,050	107,932
Mentor Graphics Corp.(a)	24,146	213,209
Mercury Computer Systems Inc.(a)	5,202	57,274
MICROS Systems Inc.(a)	19,829	615,294
MTS Systems Corp.	4,187	120,334
NCI Inc. Class A(a)	1,604	44,351
NCR Corp.(a)	38,627	429,919
Ness Technologies Inc.(a)	10,606	51,969
NetApp Inc.(a)	81,021	2,786,312
Netezza Corp.(a)	12,364	119,931
NetScout Systems Inc.(a)	5,337	78,134
Palm Inc.(a)(b)	40,284	404,451
PAR Technology Corp.(a)	2,029	11,728

Quantum Corp.(a)	56,826	166,500
Radiant Systems Inc.(a)	6,131	63,762
RadiSys Corp.(a)	5,152	49,202
Rimage Corp.(a)	2,410	41,789
Riverbed Technology Inc.(a)	13,473	309,475
SanDisk Corp.(a)	55,238	1,601,350
Seagate Technology	120,221	2,186,820
Sigma Designs Inc.(a)(b)	7,011	75,018
Silicon Graphics International Corp.(a)	6,579	46,119
Silicon Storage Technology Inc.(a)	21,245	54,387
SMART Modular Technologies (WWH) Inc.(a)	7,280	45,791
SRA International Inc. Class A(a)	9,750	186,225
STEC Inc.(a)(b)	6,166	100,752
Stratasys Inc.(a)	4,733	81,786
Sun Microsystems Inc.(a)	183,645	1,720,754
Super Micro Computer Inc.(a)	5,422	60,293
Sykes Enterprises Inc.(a)	8,797	224,060
Synaptics Inc.(a)(b)	8,662	265,490
Synopsys Inc.(a)	35,173	783,654
Syntel Inc.	3,375	128,351
Teradata Corp.(a)	42,517	1,336,309
3D Systems Corp.(a)	4,192	47,370
3PAR Inc.(a)	6,183	73,269
Tier Technologies Inc. Class B(a)	3,797	30,376
Tyler Technologies Inc.(a)	7,626	151,834
Unisys Corp.(a)	10,371	399,906
Virtusa Corp.(a)	3,856	34,935
Western Digital Corp.(a)	54,476	2,405,115

		163,368,869
COSMETICS & PERSONAL CARE—2.02%
Alberto-Culver Co.	21,223	621,622
Avon Products Inc.	104,728	3,298,932
Bare Escentuals Inc.(a)	15,456	189,027
Chattem Inc.(a)	4,758	443,921
Colgate-Palmolive Co.	122,045	10,025,997
Elizabeth Arden Inc.(a)	5,611	81,023
Estee Lauder Companies Inc. (The) Class A	27,198	1,315,295
Inter Parfums Inc.	2,940	35,780
Procter & Gamble Co. (The)	711,950	43,165,529
Revlon Inc. Class A(a)(b)	4,501	76,562

		59,253,688
DISTRIBUTION & WHOLESALE—0.31%
Beacon Roofing Supply Inc.(a)	10,450	167,200
BlueLinx Holdings Inc.(a)(b)	2,876	7,967
BMP Sunstone Corp.(a)(b)	7,333	41,725
Brightpoint Inc.(a)	11,784	86,612
Central European Distribution Corp.(a)	12,160	345,466
Chindex International Inc.(a)	2,661	37,600
Core-Mark Holding Co. Inc.(a)	2,067	68,128
Fastenal Co.(b)	32,141	1,338,351
Genuine Parts Co.	39,121	1,485,033
Houston Wire & Cable Co.(b)	3,849	45,803
Ingram Micro Inc. Class A(a)	39,645	691,805
LKQ Corp.(a)	34,252	670,997
MWI Veterinary Supply Inc.(a)	2,832	106,766
Owens & Minor Inc.	10,320	443,038
Pool Corp.	11,490	219,229
Rentrak Corp.(a)	2,130	37,637

ScanSource Inc.(a)	6,867	183,349
Tech Data Corp.(a)	12,116	565,333
United Stationers Inc.(a)	6,027	342,635
W.W. Grainger Inc.	15,104	1,462,520
Watsco Inc.	6,481	317,439
WESCO International Inc.(a)	9,996	269,992

		8,934,625
DIVERSIFIED FINANCIAL SERVICES—4.72%
Affiliated Managers Group Inc.(a)	9,954	670,402
American Express Co.	247,908	10,045,232
AmeriCredit Corp.(a)	22,066	420,137
Ameriprise Financial Inc.	62,320	2,419,262
Ampal-American Israel Corp. Class A(a)(b)	4,183	11,294
Artio Global Investors Inc. Class A(a)	6,782	172,873
Asset Acceptance Capital Corp.(a)	3,869	26,232
BGC Partners Inc. Class A	12,940	59,783
BlackRock Inc.(c)	7,802	1,811,624
Broadpoint Gleacher Securities Inc.(a)	12,835	57,244
Calamos Asset Management Inc. Class A	5,411	62,389
California First National Bancorp(b)	442	5,773
Capital One Financial Corp.	110,381	4,232,008
Charles Schwab Corp. (The)	231,875	4,363,887
Citigroup Inc.	3,710,508	12,281,781
CME Group Inc.	16,220	5,449,109
Cohen & Steers Inc.(b)	4,183	95,540
CompuCredit Holdings Corp.(b)	4,680	15,584
Cowen Group Inc. Class A(a)	3,880	22,970
Credit Acceptance Corp.(a)(b)	1,770	74,517
Diamond Hill Investment Group Inc.	566	36,354
Doral Financial Corp.(a)(b)	1,223	4,439
Duff & Phelps Corp. Class A	4,350	79,431
E*TRADE Financial Corp.(a)	356,835	624,461
Eaton Vance Corp.	28,482	866,138
Encore Capital Group Inc.(a)	3,706	64,484
Epoch Holding Corp.	1,978	20,670
Evercore Partners Inc. Class A	2,303	70,011
FBR Capital Markets Corp.(a)	5,927	36,629
Federated Investors Inc. Class B	21,698	596,695
Financial Federal Corp.	6,254	171,985
First Marblehead Corp. (The)(a)	14,496	30,877
Franklin Resources Inc.	36,797	3,876,564
GAMCO Investors Inc. Class A	2,005	96,821
GFI Group Inc.	15,441	70,565
GLG Partners Inc.(a)	45,743	147,292
Goldman Sachs Group Inc. (The)	122,970	20,762,255
Greenhill & Co. Inc.	4,932	395,744
Interactive Brokers Group Inc. Class A(a)	9,764	173,018
IntercontinentalExchange Inc.(a)	17,865	2,006,239
International Assets Holding Corp.(a)	3,821	55,557
Invesco Ltd.	101,815	2,391,634
Investment Technology Group Inc.(a)	10,687	210,534
Janus Capital Group Inc.	44,409	597,301
Jefferies Group Inc.(a)	28,498	676,258
JMP Group Inc.	3,093	30,064
JPMorgan Chase & Co.	918,247	38,263,352
KBW Inc.(a)	8,472	231,794
Knight Capital Group Inc. Class A(a)	22,306	343,512
LaBranche & Co. Inc.(a)	12,388	35,182
Lazard Ltd. Class A	18,908	717,937

Legg Mason Inc.	39,046	1,177,627
MarketAxess Holdings Inc.	7,204	100,136
MF Global Ltd.(a)	23,187	161,150
Morgan Stanley	332,091	9,829,894
NASDAQ OMX Group Inc. (The)(a)	32,770	649,501
National Financial Partners Corp.(a)	8,968	72,551
Nelnet Inc. Class A	4,183	72,073
NewStar Financial Inc.(a)	6,312	24,743
NYSE Euronext Inc.	63,995	1,619,073
Ocwen Financial Corp.(a)	13,776	131,836
Oppenheimer Holdings Inc. Class A	2,695	89,528
optionsXpress Holdings Inc.	10,093	155,937
Penson Worldwide Inc.(a)	5,463	49,495
Piper Jaffray Companies(a)	4,700	237,867
Portfolio Recovery Associates Inc.(a)	3,692	165,697
Pzena Investment Management Inc. Class A(a)(b)	1,516	12,340
Raymond James Financial Inc.	23,523	559,142
Sanders Morris Harris Group Inc.	4,348	23,914
SLM Corp.(a)	115,309	1,299,532
Stifel Financial Corp.(a)	7,376	436,954
Student Loan Corp. (The)	923	42,984
SWS Group Inc.	6,603	79,896
T. Rowe Price Group Inc.	62,388	3,322,161
TD AMERITRADE Holding Corp.(a)	64,114	1,242,529
Teton Advisors Inc. Class B(d)	32	512
Thomas Weisel Partners Group Inc.(a)	5,078	19,195
TradeStation Group Inc.(a)	9,199	72,580
U.S. Global Investors Inc. Class A(b)	2,734	33,656
Virtus Investment Partners Inc.(a)	1,340	21,306
Waddell & Reed Financial Inc. Class A	21,004	641,462
Westwood Holdings Group Inc.	1,220	44,335
World Acceptance Corp.(a)	3,655	130,959

		138,502,003
ELECTRIC—3.31%
AES Corp. (The)(a)	162,891	2,168,079
Allegheny Energy Inc.	41,133	965,803
ALLETE Inc.	7,107	232,257
Alliant Energy Corp.	27,011	817,353
Ameren Corp.	57,632	1,610,814
American Electric Power Co. Inc.	116,423	4,050,356
Avista Corp.	13,478	290,990
Black Hills Corp.	9,354	249,097
Calpine Corp.(a)	82,330	905,630
CenterPoint Energy Inc.	94,989	1,378,290
Central Vermont Public Service Corp.	3,385	70,408
CH Energy Group Inc.	4,034	171,526
Cleco Corp.	14,424	394,208
CMS Energy Corp.	55,731	872,747
Consolidated Edison Inc.	66,940	3,041,084
Constellation Energy Group Inc.	44,816	1,576,179
Dominion Resources Inc.	144,156	5,610,552
DPL Inc.	28,001	772,828
DTE Energy Co.	39,926	1,740,374
Duke Energy Corp.	314,401	5,410,841
Dynegy Inc. Class A(a)	118,897	215,204
Edison International	79,632	2,769,601
El Paso Electric Co.(a)	10,658	216,144
Empire District Electric Co. (The)	7,901	147,986
EnerNOC Inc.(a)(b)	3,287	99,892

Entergy Corp.	47,889	3,919,236
Exelon Corp.	160,958	7,866,017
FirstEnergy Corp.	74,752	3,472,230
FPL Group Inc.	100,356	5,300,804
Great Plains Energy Inc.	33,204	643,826
Hawaiian Electric Industries Inc.	21,982	459,424
IDACORP Inc.	11,639	371,866
Integrys Energy Group Inc.	18,689	784,751
ITC Holdings Corp.	12,004	625,288
MDU Resources Group Inc.	45,037	1,062,873
MGE Energy Inc.	5,830	208,364
Mirant Corp.(a)	35,716	545,383
Northeast Utilities	43,017	1,109,408
NorthWestern Corp.	8,880	231,058
NRG Energy Inc.(a)	65,022	1,535,169
NSTAR	26,486	974,685
NV Energy Inc.	56,852	703,828
OGE Energy Corp.	23,497	866,804
Ormat Technologies Inc.	4,603	174,178
Otter Tail Corp.	8,606	213,429
Pepco Holdings Inc.	53,972	909,428
PG&E Corp.	89,966	4,016,982
Pike Electric Corp.(a)	4,193	38,911
Pinnacle West Capital Corp.	24,716	904,111
PNM Resources Inc.	21,036	266,105
Portland General Electric Co.	18,539	378,381
PPL Corp.	91,890	2,968,966
Progress Energy Inc.	68,455	2,807,340
Public Service Enterprise Group Inc.	123,408	4,103,316
RRI Energy Inc.(a)	86,504	494,803
SCANA Corp.	29,868	1,125,426
Southern Co.	191,192	6,370,517
TECO Energy Inc.	52,914	858,265
U.S. Geothermal Inc.(a)	14,965	22,896
UIL Holdings Corp.	7,567	212,481
UniSource Energy Corp.	8,553	275,321
Unitil Corp.	2,337	53,704
Westar Energy Inc.	27,111	588,851
Wisconsin Energy Corp.	28,487	1,419,507
Xcel Energy Inc.	111,598	2,368,110

		97,030,285
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
A123 Systems Inc.(a)	6,918	155,240
Advanced Battery Technologies Inc.(a)(b)	15,606	62,424
Advanced Energy Industries Inc.(a)	8,273	124,757
American Superconductor Corp.(a)(b)	10,531	430,718
AMETEK Inc.	26,536	1,014,737
Belden Inc.	11,635	255,039
China BAK Battery Inc.(a)	7,250	20,155
Emerson Electric Co.	183,613	7,821,914
Encore Wire Corp.	4,932	103,917
Energizer Holdings Inc.(a)	16,956	1,039,064
Energy Conversion Devices Inc.(a)(b)	11,409	120,593
EnerSys Inc.(a)	9,675	211,592
Fushi Copperweld Inc.(a)	3,487	35,288
General Cable Corp.(a)	12,598	370,633
GrafTech International Ltd.(a)	30,272	470,730
Graham Corp.	2,336	48,355

Greatbatch Inc.(a)	5,222	100,419
Harbin Electric Inc.(a)	4,290	88,117
Hubbell Inc. Class B	13,912	658,038
Insteel Industries Inc.	4,290	55,770
Lihua International Inc.(a)	764	7,984
Littelfuse Inc.(a)	5,032	161,779
Molex Inc.	31,859	686,561
NIVS IntelliMedia Technology Group Inc.(a)	2,043	5,271
Orion Energy Systems Inc.(a)(b)	3,413	14,983
Powell Industries Inc.(a)	1,857	58,551
Power-One Inc.(a)(b)	17,104	74,402
PowerSecure International Inc.(a)	4,141	29,857
SatCon Technology Corp.(a)	23,178	65,362
SmartHeat Inc.(a)(b)	1,618	23,493
SunPower Corp. Class A(a)(b)	23,614	559,180
Ultralife Corp.(a)(b)	2,960	12,787
Universal Display Corp.(a)	6,528	80,686
Valence Technology Inc.(a)(b)	12,252	11,149
Vicor Corp.(a)	4,512	41,962

		15,021,507
ELECTRONICS—0.92%
Agilent Technologies Inc.(a)	83,721	2,601,211
American Science and Engineering Inc.	2,241	169,957
Amphenol Corp. Class A	42,060	1,942,331
Analogic Corp.	3,306	127,314
Arrow Electronics Inc.(a)	28,951	857,239
Avnet Inc.(a)	37,352	1,126,536
AVX Corp.	11,684	148,036
Badger Meter Inc.	3,357	133,676
Bel Fuse Inc. Class B	2,748	59,055
Benchmark Electronics Inc.(a)	15,902	300,707
Brady Corp. Class A	11,977	359,430
Checkpoint Systems Inc.(a)	9,124	139,141
China Security & Surveillance Technology Inc.(a)	11,994	91,634
Cogent Inc.(a)	10,067	104,596
Coherent Inc.(a)	5,624	167,202
CTS Corp.	8,286	79,711
Cubic Corp.	3,607	134,541
Cymer Inc.(a)	7,494	287,620
Daktronics Inc.	7,344	67,638
DDi Corp.(a)	4,932	24,117
Dionex Corp.(a)	4,182	308,924
Dolby Laboratories Inc. Class A(a)	13,015	621,206
Electro Scientific Industries Inc.(a)	6,178	66,846
FARO Technologies Inc.(a)	3,764	80,700
FEI Co.(a)	9,425	220,168
FLIR Systems Inc.(a)	36,925	1,208,186
Garmin Ltd.	27,662	849,223
Gentex Corp.	33,978	606,507
ICx Technologies Inc.(a)	1,113	10,596
II-VI Inc.(a)	6,479	206,032
Itron Inc.(a)	9,613	649,550
Jabil Circuit Inc.	46,353	805,152
L-1 Identity Solutions Inc.(a)	19,119	143,201
LaBarge Inc.(a)	2,888	34,800
Measurement Specialties Inc.(a)	3,365	33,818
MEMSIC Inc.(a)	3,845	12,612
Methode Electronics Inc.	9,424	81,800
Mettler-Toledo International Inc.(a)	8,321	873,622

Multi-Fineline Electronix Inc.(a)	2,091	59,322
National Instruments Corp.	13,660	402,287
NVE Corp.(a)	1,076	44,450
OSI Systems Inc.(a)	3,531	96,326
OYO Geospace Corp.(a)	918	39,373
Park Electrochemical Corp.	4,653	128,609
PerkinElmer Inc.	28,274	582,162
Plexus Corp.(a)	9,765	278,302
RAE Systems Inc.(a)(b)	10,002	11,002
Rofin-Sinar Technologies Inc.(a)	7,212	170,275
Rogers Corp.(a)	4,175	126,544
Spectrum Control Inc.(a)	2,638	24,982
SRS Labs Inc.(a)	3,209	23,522
Stoneridge Inc.(a)	3,351	30,193
Taser International Inc.(a)	14,405	63,094
Technitrol Inc.	9,830	43,055
Thermo Fisher Scientific Inc.(a)	102,221	4,874,919
Thomas & Betts Corp.(a)	12,992	464,984
Trimble Navigation Ltd.(a)	29,178	735,286
TTM Technologies Inc.(a)	9,811	113,121
Varian Inc.(a)	7,279	375,160
Vishay Intertechnology Inc.(a)	44,444	371,107
Waters Corp.(a)	23,743	1,471,116
Watts Water Technologies Inc. Class A	7,275	224,943
Woodward Governor Co.	15,228	392,426
X-Rite Inc.(a)(b)	6,391	13,932
Zygo Corp.(a)	3,757	25,285

		26,920,412
ENERGY - ALTERNATE SOURCES—0.10%
Ascent Solar Technologies Inc.(a)	4,548	24,104
Clean Energy Fuels Corp.(a)(b)	9,423	145,208
Comverge Inc.(a)	5,268	59,212
Covanta Holding Corp.(a)	31,490	569,654
Ener1 Inc.(a)	12,299	77,976
Evergreen Energy Inc.(a)(b)	45,042	15,449
Evergreen Solar Inc.(a)(b)	48,931	73,886
First Solar Inc.(a)(b)	12,605	1,706,717
FuelCell Energy Inc.(a)(b)	19,906	74,847
Green Plains Renewable Energy Inc.(a)(b)	2,252	33,487
GT Solar International Inc.(a)(b)	7,288	40,521
Headwaters Inc.(a)	11,037	71,961
Syntroleum Corp.(a)	13,605	36,189

		2,929,211
ENGINEERING & CONSTRUCTION—0.31%
AECOM Technology Corp.(a)	23,231	638,852
Argan Inc.(a)	1,688	24,290
Dycom Industries Inc.(a)	9,554	76,719
EMCOR Group Inc.(a)	16,217	436,237
ENGlobal Corp.(a)	6,157	19,271
Fluor Corp.	44,238	1,992,480
Granite Construction Inc.	8,312	279,782
Insituform Technologies Inc. Class A(a)	9,240	209,933
Jacobs Engineering Group Inc.(a)	30,078	1,131,234
KBR Inc.	38,980	740,620
Layne Christensen Co.(a)	4,532	130,114
McDermott International Inc.(a)	56,388	1,353,876
Mistras Group Inc.(a)	2,454	36,957
MYR Group Inc.(a)	4,034	72,935

Orion Marine Group Inc.(a)	6,470	136,258
Shaw Group Inc. (The)(a)	20,294	583,452
Stanley Inc.(a)	2,718	74,500
Sterling Construction Co. Inc.(a)	3,003	57,598
Tutor Perini Corp.(a)	6,344	114,700
URS Corp.(a)	20,535	914,218
VSE Corp.	951	42,871

		9,066,897
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	3,301	84,274
Bally Technologies Inc.(a)	13,610	561,957
Bluegreen Corp.(a)	2,364	5,721
Carmike Cinemas Inc.(a)	2,756	20,835
Churchill Downs Inc.	2,504	93,524
Cinemark Holdings Inc.	8,519	122,418
Dover Downs Gaming & Entertainment Inc.	3,623	13,695
DreamWorks Animation SKG Inc. Class A(a)	17,670	705,916
Great Wolf Resorts Inc.(a)	7,135	16,910
International Game Technology	72,852	1,367,432
International Speedway Corp. Class A	7,407	210,729
Isle of Capri Casinos Inc.(a)	3,705	27,713
Lakes Entertainment Inc.(a)	6,724	16,877
National CineMedia Inc.	9,776	161,988
Penn National Gaming Inc.(a)	16,423	446,377
Pinnacle Entertainment Inc.(a)	14,323	128,621
Reading International Inc. Class A(a)(b)	4,366	17,682
Regal Entertainment Group Class A	20,517	296,265
Scientific Games Corp. Class A(a)	15,362	223,517
Shuffle Master Inc.(a)	14,131	116,439
Speedway Motorsports Inc.	3,300	58,146
Steinway Musical Instruments Inc.(a)	1,851	29,449
Vail Resorts Inc.(a)	7,441	281,270
Warner Music Group Corp.(a)	11,352	64,252
Youbet.com Inc.(a)	7,394	21,221

		5,093,228
ENVIRONMENTAL CONTROL—0.36%
American Ecology Corp.	4,962	84,552
Calgon Carbon Corp.(a)	13,014	180,895
Clean Harbors Inc.(a)	5,165	307,886
Darling International Inc.(a)	18,792	157,477
Energy Recovery Inc.(a)(b)	7,626	52,467
EnergySolutions Inc.	18,128	153,907
Fuel Tech Inc.(a)(b)	4,183	34,175
Heritage-Crystal Clean Inc.(a)	588	6,150
Metalico Inc.(a)(b)	5,735	28,216
Met-Pro Corp.	3,610	38,338
Mine Safety Appliances Co.	6,331	167,961
Nalco Holding Co.	34,251	873,743
Perma-Fix Environmental Services Inc.(a)	11,504	26,114
Republic Services Inc.	79,047	2,237,821
Stericycle Inc.(a)(b)	20,764	1,145,550
Tetra Tech Inc.(a)	14,824	402,768
Waste Connections Inc.(a)	19,294	643,262
Waste Management Inc.	119,934	4,054,969
Waste Services Inc.(a)	4,511	41,095

		10,637,346

FOOD—1.80%
American Dairy Inc.(a)(b)	2,266	49,127
American Italian Pasta Co. Class A(a)	4,958	172,489
Arden Group Inc. Class A	214	20,463
B&G Foods Inc. Class A	7,722	70,888
Calavo Growers Inc.	2,528	42,976
Cal-Maine Foods Inc.	3,410	116,213
Campbell Soup Co.	48,419	1,636,562
Chiquita Brands International Inc.(a)	11,218	202,373
ConAgra Foods Inc.	109,883	2,532,803
Corn Products International Inc.	17,894	523,042
Dean Foods Co.(a)	44,044	794,554
Del Monte Foods Co.	48,233	546,962
Diamond Foods Inc.	3,810	135,407
Dole Food Co. Inc.(a)(b)	8,775	108,898
Flowers Foods Inc.	19,254	457,475
Fresh Del Monte Produce Inc.(a)	10,041	221,906
General Mills Inc.	80,396	5,692,841
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	7,938	93,589
H.J. Heinz Co.	76,909	3,288,629
Hain Celestial Group Inc.(a)	9,557	162,565
Hershey Co. (The)	37,410	1,338,904
Hormel Foods Corp.	17,182	660,648
HQ Sustainable Maritime Industries Inc.(a)	1,637	11,524
Imperial Sugar Co.	3,788	66,063
Ingles Markets Inc. Class A	2,845	43,045
J&J Snack Foods Corp.	3,315	132,467
J.M. Smucker Co. (The)	29,015	1,791,676
Kellogg Co.	61,992	3,297,974
Kraft Foods Inc. Class A	359,834	9,780,288
Kroger Co. (The)	159,989	3,284,574
Lance Inc.	7,204	189,465
Lifeway Foods Inc.(a)	1,113	13,222
M&F Worldwide Corp.(a)	2,793	110,323
McCormick & Co. Inc. NVS	31,875	1,151,644
Nash-Finch Co.	3,281	121,692
Overhill Farms Inc.(a)	4,014	19,508
Ralcorp Holdings Inc.(a)	13,912	830,686
Ruddick Corp.	10,964	282,104
Safeway Inc.	104,686	2,228,765
Sanderson Farms Inc.	5,159	217,503
Sara Lee Corp.	170,417	2,075,679
Seaboard Corp.	93	125,457
Seneca Foods Corp. Class A(a)	2,240	53,469
Smart Balance Inc.(a)	15,087	90,522
Smithfield Foods Inc.(a)	34,258	520,379
Spartan Stores Inc.	5,098	72,850
SUPERVALU Inc.	51,842	658,912
Sysco Corp.	144,125	4,026,852
Tootsie Roll Industries Inc.	5,846	160,063
TreeHouse Foods Inc.(a)	7,980	310,103
Tyson Foods Inc. Class A	73,917	906,962
United Natural Foods Inc.(a)	10,315	275,823
Village Super Market Inc. Class A	1,492	40,761
Weis Markets Inc.	2,847	103,517
Whole Foods Market Inc.(a)	26,902	738,460
Winn-Dixie Stores Inc.(a)	12,917	129,687
Zhongpin Inc.(a)	6,206	96,876

		52,828,209

FOREST PRODUCTS & PAPER—0.40%
Boise Inc.(a)	8,968	47,620
Buckeye Technologies Inc.(a)	8,852	86,396
Clearwater Paper Corp.(a)	2,867	157,599
Deltic Timber Corp.	2,528	116,743
Domtar Corp.(a)	10,321	571,887
International Paper Co.	105,295	2,819,800
KapStone Paper and Packaging Corp.(a)	4,340	42,749
Louisiana-Pacific Corp.(a)	30,977	216,219
MeadWestvaco Corp.	42,278	1,210,419
Neenah Paper Inc.	3,468	48,379
Orchids Paper Products Co.(a)	1,162	23,263
P.H. Glatfelter Co.	10,515	127,757
Plum Creek Timber Co. Inc.(b)	39,988	1,509,947
Potlatch Corp.	9,902	315,676
Rayonier Inc.	19,113	805,804
Rock-Tenn Co. Class A	9,191	463,318
Schweitzer-Mauduit International Inc.	3,637	255,863
Temple-Inland Inc.	25,683	542,168
Wausau Paper Corp.	10,463	121,371
Weyerhaeuser Co.	51,620	2,226,887

		11,709,865
GAS—0.38%
AGL Resources Inc.	19,262	702,485
Atmos Energy Corp.	22,229	653,533
Chesapeake Utilities Corp.	2,279	73,042
Energen Corp.	17,410	814,788
Laclede Group Inc. (The)	5,727	193,401
New Jersey Resources Corp.	10,433	390,194
Nicor Inc.	10,824	455,690
NiSource Inc.	66,674	1,025,446
Northwest Natural Gas Co.	6,479	291,814
Piedmont Natural Gas Co.	17,841	477,247
Sempra Energy	59,696	3,341,782
South Jersey Industries Inc.	7,604	290,321
Southern Union Co.	26,853	609,563
Southwest Gas Corp.	10,900	310,977
UGI Corp.	26,688	645,583
Vectren Corp.	19,573	483,062
WGL Holdings Inc.	12,325	413,380

		11,172,308
HAND & MACHINE TOOLS—0.16%
Baldor Electric Co.	11,793	331,265
Black & Decker Corp. (The)	14,777	957,993
Franklin Electric Co. Inc.	5,894	171,398
Kennametal Inc.	19,790	512,957
K-Tron International Inc.(a)	638	69,376
Lincoln Electric Holdings Inc.	10,337	552,616
Raser Technologies Inc.(a)(b)	11,218	13,910
Regal Beloit Corp.	8,795	456,812
Snap-On Inc.	13,912	587,921
Stanley Works (The)(b)	19,300	994,143

		4,648,391
HEALTH CARE - PRODUCTS—3.74%
Abaxis Inc.(a)	4,998	127,699
ABIOMED Inc.(a)	8,302	72,559
Accuray Inc.(a)	10,211	57,284
AGA Medical Holdings Inc.(a)	3,369	49,760

Align Technology Inc.(a)	14,271	254,309
Alphatec Holdings Inc.(a)	6,043	32,270
American Medical Systems Holdings Inc.(a)	18,329	353,566
AngioDynamics Inc.(a)	6,656	107,028
Atrion Corp.	353	54,969
ATS Medical Inc.(a)(b)	10,320	33,334
Baxter International Inc.	147,835	8,674,958
Beckman Coulter Inc.	16,738	1,095,335
Becton, Dickinson and Co.	58,534	4,615,991
Boston Scientific Corp.(a)	368,011	3,312,099
Bovie Medical Corp.(a)(b)	3,761	29,373
Bruker Corp.(a)	12,314	148,507
C.R. Bard Inc.	24,211	1,886,037
Cantel Medical Corp.(a)	2,678	54,042
Cardiac Science Corp.(a)	4,640	10,347
CardioNet Inc.(a)	5,625	33,412
Cardiovascular Systems Inc.(a)(b)	2,238	10,272
CareFusion Corp.(a)	43,696	1,092,837
Cepheid Inc.(a)	14,974	186,876
Clinical Data Inc.(a)(b)	2,527	46,143
Conceptus Inc.(a)	6,894	129,331
CONMED Corp.(a)	6,892	157,138
Cooper Companies Inc. (The)	10,863	414,098
Cutera Inc.(a)	2,802	23,845
Cyberonics Inc.(a)	6,946	141,976
Cynosure Inc. Class A(a)	1,769	20,326
Delcath Systems Inc.(a)	6,058	31,138
DENTSPLY International Inc.	36,281	1,276,003
DexCom Inc.(a)	11,903	96,176
Edwards Lifesciences Corp.(a)	13,610	1,182,028
Electro-Optical Sciences Inc.(a)(b)	6,172	63,942
Endologix Inc.(a)	13,928	73,540
EnteroMedics Inc.(a)	3,768	2,110
ev3 Inc.(a)	18,713	249,631
Exactech Inc.(a)	1,710	29,600
Female Health Co. (The)(a)	4,784	22,628
Gen-Probe Inc.(a)	12,264	526,126
Haemonetics Corp.(a)	6,364	350,975
Hanger Orthopedic Group Inc.(a)	5,869	81,168
Hansen Medical Inc.(a)(b)	8,293	25,128
HeartWare International Inc.(a)	998	35,399
Henry Schein Inc.(a)	22,129	1,163,985
Hill-Rom Holdings Inc.	15,489	371,581
Hologic Inc.(a)	62,035	899,507
Home Diagnostics Inc.(a)	3,778	23,046
ICU Medical Inc.(a)	2,942	107,206
IDEXX Laboratories Inc.(a)	14,660	783,430
Immucor Inc.(a)	17,260	349,342
Insulet Corp.(a)	6,831	97,547
Intuitive Surgical Inc.(a)	9,261	2,809,047
Invacare Corp.	6,843	170,664
Inverness Medical Innovations Inc.(a)	19,716	818,411
IRIS International Inc.(a)	4,435	54,817
Johnson & Johnson	673,090	43,353,727
Kensey Nash Corp.(a)	1,661	42,355
Kinetic Concepts Inc.(a)	14,951	562,905
LCA-Vision Inc.(a)	5,200	26,624
Luminex Corp.(a)	9,956	148,643
MAKO Surgical Corp.(a)(b)	5,707	63,348
Masimo Corp.(a)	12,734	387,368

Medical Action Industries Inc.(a)	3,298	52,966
Medtronic Inc.	273,451	12,026,375
Merge Healthcare Inc.(a)	5,409	18,174
Meridian Bioscience Inc.	9,694	208,906
Merit Medical Systems Inc.(a)	6,344	122,376
Metabolix Inc.(a)	5,680	62,878
Microvision Inc.(a)(b)	20,325	64,430
Micrus Endovascular Corp.(a)	3,504	52,595
Natus Medical Inc.(a)	6,465	95,617
NuVasive Inc.(a)(b)	8,865	283,503
NxStage Medical Inc.(a)	4,653	38,853
OraSure Technologies Inc.(a)	10,732	54,519
Orthofix International NV(a)	4,615	142,927
Orthovita Inc.(a)	15,954	55,999
Palomar Medical Technologies Inc.(a)	4,300	43,344
Patterson Companies Inc.(a)	24,688	690,770
PSS World Medical Inc.(a)	14,320	323,202
Quidel Corp.(a)	6,595	90,879
ResMed Inc.(a)	18,498	966,890
Rochester Medical Corp.(a)	2,219	24,697
Rockwell Medical Technologies Inc.(a)	3,170	24,377
Sirona Dental Systems Inc.(a)	4,531	143,814
Somanetics Corp.(a)	3,019	52,983
SonoSite Inc.(a)	4,643	109,714
Spectranetics Corp.(a)	7,223	50,272
St. Jude Medical Inc.(a)	84,490	3,107,542
Stereotaxis Inc.(a)(b)	6,113	24,024
Steris Corp.	14,291	399,719
Stryker Corp.	82,588	4,159,958
SurModics Inc.(a)(b)	3,537	80,148
Symmetry Medical Inc.(a)	8,174	65,882
Synovis Life Technologies Inc.(a)	2,940	37,955
TECHNE Corp.	9,033	619,302
Thoratec Corp.(a)	13,517	363,878
TomoTherapy Inc.(a)	9,844	38,392
TranS1 Inc.(a)	2,238	8,840
Utah Medical Products Inc.	882	25,860
Varian Medical Systems Inc.(a)	30,471	1,427,566
Vascular Solutions Inc.(a)	3,482	29,214
Vital Images Inc.(a)	3,894	49,415
Volcano Corp.(a)	11,399	198,115
West Pharmaceutical Services Inc.	7,946	311,483
Wright Medical Group Inc.(a)	9,208	174,492
Young Innovations Inc.	1,191	29,513
Zimmer Holdings Inc.(a)	52,769	3,119,176
Zoll Medical Corp.(a)	5,635	150,567

		109,726,967
HEALTH CARE - SERVICES—1.31%
Aetna Inc.	109,047	3,456,790
Air Methods Corp.(a)	2,474	83,176
Alliance Healthcare Services Inc.(a)	5,991	34,209
Allied Healthcare International Inc.(a)	10,635	30,948
Almost Family Inc.(a)	1,577	62,339
Amedisys Inc.(a)(b)	6,848	332,539
America Service Group Inc.	1,760	27,931
American Dental Partners Inc.(a)	4,531	58,450
AMERIGROUP Corp.(a)	12,884	347,353
AmSurg Corp.(a)	8,020	176,600
Assisted Living Concepts Inc. Class A(a)	2,818	74,311

Bio-Reference Laboratories Inc.(a)	2,598	101,816
Brookdale Senior Living Inc.(a)(b)	10,626	193,287
Capital Senior Living Corp.(a)	5,393	27,073
Centene Corp.(a)	10,996	232,785
Community Health Systems Inc.(a)	22,609	804,880
Continucare Corp.(a)	8,813	38,513
Covance Inc.(a)	15,722	857,950
Coventry Health Care Inc.(a)	36,499	886,561
DaVita Inc.(a)	25,174	1,478,721
Emeritus Corp.(a)	4,551	85,331
Ensign Group Inc. (The)	2,726	41,899
Genoptix Inc.(a)	4,034	143,328
Gentiva Health Services Inc.(a)	6,724	181,615
Health Management Associates Inc. Class A(a)	61,697	448,537
Health Net Inc.(a)	25,540	594,827
HealthSouth Corp.(a)	21,293	399,670
Healthways Inc.(a)	8,301	152,240
Humana Inc.(a)	41,791	1,834,207
IPC The Hospitalist Co. Inc.(a)	3,840	127,680
Kindred Healthcare Inc.(a)	9,304	171,752
Laboratory Corp. of America Holdings(a)	26,585	1,989,621
LHC Group Inc.(a)	3,410	114,610
LifePoint Hospitals Inc.(a)	13,692	445,127
Lincare Holdings Inc.(a)	16,806	623,839
Magellan Health Services Inc.(a)	8,827	359,524
MedCath Corp.(a)	4,159	32,898
MEDNAX Inc.(a)	11,168	671,308
Metropolitan Health Networks Inc.(a)(b)	10,757	21,406
Molina Healthcare Inc.(a)	2,970	67,924
National Healthcare Corp.	2,078	75,037
NightHawk Radiology Holdings Inc.(a)	5,065	22,944
NovaMed Inc.(a)(b)	5,667	21,988
Odyssey Healthcare Inc.(a)	7,887	122,879
Psychiatric Solutions Inc.(a)	13,705	289,724
Quest Diagnostics Inc.	38,158	2,303,980
RadNet Inc.(a)	5,172	10,551
RehabCare Group Inc.(a)	4,182	127,258
Res-Care Inc.(a)	5,606	62,787
Select Medical Holdings Corp.(a)	8,268	87,806
Skilled Healthcare Group Inc. Class A(a)	5,235	39,001
Sun Healthcare Group Inc.(a)	9,954	91,278
Sunrise Senior Living Inc.(a)	10,713	34,496
Tenet Healthcare Corp.(a)	117,775	634,807
Triple-S Management Corp. Class B(a)	5,553	97,733
U.S. Physical Therapy Inc.(a)	2,823	47,793
UnitedHealth Group Inc.	290,632	8,858,463
Universal Health Services Inc. Class B	22,466	685,213
Virtual Radiologic Corp.(a)	1,014	12,939
WellCare Health Plans Inc.(a)	10,646	391,347
WellPoint Inc.(a)	112,007	6,528,888

		38,360,487
HOLDING COMPANIES - DIVERSIFIED—0.08%
Harbinger Group Inc.(a)	2,988	20,976
Heckmann Corp.(a)	18,624	92,934
Information Services Group Inc.(a)	6,518	20,662
Leucadia National Corp.(a)	45,866	1,091,152
Primoris Services Corp.(b)	2,036	16,227
Resource America Inc. Class A	2,997	12,108
Walter Energy Inc.	12,871	969,315

		2,223,374

HOME BUILDERS—0.18%
AMREP Corp.(a)	573	7,850
Beazer Homes USA Inc.(a)(b)	9,630	46,609
Brookfield Homes Corp.(a)(b)	2,635	21,080
Cavco Industries Inc.(a)	1,597	57,364
China Housing & Land Development Inc.(a)(b)	5,423	22,397
D.R. Horton Inc.	68,793	747,780
Hovnanian Enterprises Inc. Class A(a)(b)	11,825	45,408
KB Home	18,166	248,511
Lennar Corp. Class A	36,185	462,082
M.D.C. Holdings Inc.	9,064	281,347
M/I Homes Inc.(a)	4,175	43,378
Meritage Homes Corp.(a)	7,954	153,751
NVR Inc.(a)	1,395	991,440
Pulte Homes Inc.(a)	81,048	810,480
Ryland Group Inc.	10,928	215,282
Skyline Corp.	1,623	29,863
Standard-Pacific Corp.(a)	23,242	86,925
Thor Industries Inc.	8,424	264,514
Toll Brothers Inc.(a)	33,303	626,429
Winnebago Industries Inc.(a)(b)	7,308	89,158

		5,251,648
HOME FURNISHINGS—0.12%
American Woodmark Corp.	2,734	53,805
Audiovox Corp. Class A(a)	3,841	27,233
DTS Inc.(a)	4,273	146,179
Ethan Allen Interiors Inc.	6,172	82,828
Furniture Brands International Inc.(a)	11,234	61,338
Harman International Industries Inc.	14,700	518,616
Hooker Furniture Corp.(b)	2,751	34,030
Kimball International Inc. Class B	9,020	76,850
La-Z-Boy Inc.(a)(b)	11,881	113,226
Sealy Corp.(a)	10,456	33,041
Stanley Furniture Co. Inc.(a)	2,212	22,452
Tempur-Pedic International Inc.(a)	18,523	437,698
TiVo Inc.(a)	27,186	276,753
Universal Electronics Inc.(a)	3,393	78,785
Whirlpool Corp.	17,989	1,450,993

		3,413,827
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp.(a)	12,538	91,277
American Greetings Corp. Class A	9,282	202,255
Avery Dennison Corp.	27,686	1,010,262
Blyth Inc.	1,546	52,131
Central Garden & Pet Co. Class A(a)	16,206	161,088
Church & Dwight Co. Inc.	17,033	1,029,645
Clorox Co. (The)	34,160	2,083,760
CSS Industries Inc.	1,816	35,303
Ennis Inc.	6,005	100,824
Fortune Brands Inc.	36,913	1,594,642
Fossil Inc.(a)	11,413	383,020
Helen of Troy Ltd.(a)(b)	7,062	172,737
Jarden Corp.	21,375	660,701
Kimberly-Clark Corp.	101,220	6,448,726
Oil-Dri Corp. of America	1,444	22,382
Prestige Brands Holdings Inc.(a)	7,909	62,165

Scotts Miracle-Gro Co. (The) Class A	11,219	441,019
Standard Register Co. (The)	4,197	21,405
Tupperware Brands Corp.	15,570	725,095
WD-40 Co.	4,365	141,251

		15,439,688
HOUSEWARES—0.05%
National Presto Industries Inc.	1,096	119,716
Newell Rubbermaid Inc.	68,178	1,023,352
Toro Co. (The)	8,892	371,775

		1,514,843
INSURANCE—2.89%
Aflac Inc.	114,180	5,280,825
Alleghany Corp.(a)	1,342	370,392
Allied World Assurance Holdings Ltd.	12,226	563,252
Allstate Corp. (The)	130,892	3,931,996
Ambac Financial Group Inc.(a)(b)	70,242	58,301
American Equity Investment Life Holding Co.	13,249	98,573
American Financial Group Inc.	21,013	524,274
American International Group Inc.(a)(b)	29,607	887,618
American National Insurance Co.	3,817	455,902
American Physicians Capital Inc.	2,664	80,772
American Physicians Service Group Inc.	1,340	30,914
American Safety Insurance Holdings Ltd.(a)	2,574	37,194
Amerisafe Inc.(a)	4,388	78,852
AmTrust Financial Services Inc.	6,365	75,234
Aon Corp.	67,623	2,592,666
Arch Capital Group Ltd.(a)(b)	12,049	862,106
Argo Group International Holdings Ltd.(a)(b)	7,347	214,092
Arthur J. Gallagher & Co.	24,673	555,389
Aspen Insurance Holdings Ltd.	19,933	507,295
Assurant Inc.	29,171	859,961
Assured Guaranty Ltd.	25,509	555,076
Axis Capital Holdings Ltd.	35,076	996,509
Baldwin & Lyons Inc. Class B	1,871	46,045
Brown & Brown Inc.	28,105	505,047
Chubb Corp.	85,977	4,228,349
CIGNA Corp.	66,437	2,343,233
Cincinnati Financial Corp.	35,373	928,188
Citizens Inc.(a)(b)	10,056	65,666
CNA Financial Corp.(a)	6,981	167,544
CNA Surety Corp.(a)	3,794	56,493
Conseco Inc.(a)	43,797	218,985
Crawford & Co. Class B(a)	5,967	23,510
Delphi Financial Group Inc. Class A	11,494	257,121
Donegal Group Inc. Class A	3,012	46,806
Eastern Insurance Holdings Inc.	2,238	19,292
eHealth Inc.(a)	6,041	99,254
EMC Insurance Group Inc.	1,217	26,178
Employers Holdings Inc.	8,461	129,792
Endurance Specialty Holdings Ltd.	12,116	451,079
Enstar Group Ltd.(a)	1,658	121,067
Erie Indemnity Co. Class A	7,183	280,281
Everest Re Group Ltd.	14,948	1,280,745
FBL Financial Group Inc. Class A	3,387	62,727
Fidelity National Financial Inc. Class A	57,748	777,288
First Acceptance Corp.(a)	3,898	7,601
First American Corp.	24,327	805,467
First Mercury Financial Corp.	4,032	55,279

Flagstone Reinsurance Holdings Ltd.	9,406	102,902
FPIC Insurance Group Inc.(a)	1,879	72,567
Genworth Financial Inc. Class A(a)	118,879	1,349,277
Greenlight Capital Re Ltd. Class A(a)	6,968	164,236
Hallmark Financial Services Inc.(a)	1,034	8,231
Hanover Insurance Group Inc. (The)	12,355	548,933
Harleysville Group Inc.	3,094	98,358
Hartford Financial Services Group Inc. (The)	93,986	2,186,114
HCC Insurance Holdings Inc.	27,592	771,748
Horace Mann Educators Corp.	10,001	125,013
Independence Holding Co.	1,528	8,862
Infinity Property and Casualty Corp.	3,589	145,857
Kansas City Life Insurance Co.	1,046	31,119
Life Partners Holdings Inc.(b)	1,941	41,130
Lincoln National Corp.	73,844	1,837,239
Loews Corp.	80,384	2,921,958
Maiden Holdings Ltd.	11,781	86,237
Markel Corp.(a)	2,380	809,200
Marsh & McLennan Companies Inc.	128,150	2,829,552
Max Capital Group Ltd.(b)	11,299	251,968
MBIA Inc.(a)(b)	32,421	129,036
Meadowbrook Insurance Group Inc.	15,370	113,738
Mercer Insurance Group Inc.	1,340	24,348
Mercury General Corp.	6,393	250,989
MetLife Inc.	140,902	4,980,886
MGIC Investment Corp.(a)(b)	30,086	173,897
Montpelier Re Holdings Ltd.	21,640	374,805
National Interstate Corp.	1,169	19,826
National Western Life Insurance Co. Class A	473	82,122
Navigators Group Inc. (The)(a)	2,937	138,362
NYMAGIC Inc.	1,483	24,603
Old Republic International Corp.	60,218	604,589
OneBeacon Insurance Group Ltd.	6,519	89,832
PartnerRe Ltd.	17,507	1,307,073
Phoenix Companies Inc. (The)(a)	27,513	76,486
Platinum Underwriters Holdings Ltd.	12,348	472,805
PMA Capital Corp. Class A(a)	7,496	47,225
PMI Group Inc. (The)(a)	20,344	51,267
Presidential Life Corp.	5,085	46,528
Primus Guaranty Ltd.(a)(b)	4,454	13,585
Principal Financial Group Inc.	76,048	1,828,194
ProAssurance Corp.(a)	8,468	454,816
Progressive Corp. (The)(a)	166,328	2,992,241
Protective Life Corp.	22,100	365,755
Prudential Financial Inc.	112,471	5,596,557
Radian Group Inc.	21,092	154,183
Reinsurance Group of America Inc.	17,874	851,696
RenaissanceRe Holdings Ltd.	15,468	822,124
RLI Corp.	4,733	252,032
Safety Insurance Group Inc.	3,308	119,849
SeaBright Insurance Holdings Inc.(a)	4,766	54,761
Selective Insurance Group Inc.	13,381	220,117
StanCorp Financial Group Inc.	11,963	478,759
State Auto Financial Corp.	3,396	62,826
Stewart Information Services Corp.	4,165	46,981
Torchmark Corp.	20,198	887,702
Tower Group Inc.	10,949	256,316
Transatlantic Holdings Inc.	6,878	358,413
Travelers Companies Inc. (The)	133,500	6,656,310
United America Indemnity Ltd. Class A(a)	8,252	65,356

United Fire & Casualty Co.	5,830	106,281
Unitrin Inc.	10,445	230,312
Universal American Corp.(a)	6,927	81,046
Universal Insurance Holdings Inc.	4,356	25,570
Unum Group	81,379	1,588,518
Validus Holdings Ltd.	23,219	625,520
W.R. Berkley Corp.	33,319	820,980
Wesco Financial Corp.	340	116,620
White Mountains Insurance Group Ltd.	1,936	644,030
XL Capital Ltd. Class A	84,303	1,545,274
Zenith National Insurance Corp.	9,054	269,447

		84,611,319
INTERNET—2.83%
AboveNet Inc.(a)	2,906	189,006
ActivIdentity Corp.(a)	9,577	22,506
Akamai Technologies Inc.(a)	42,322	1,072,016
Amazon.com Inc.(a)	80,297	10,801,552
Ancestry.com Inc.(a)	1,893	26,521
AOL Inc.(a)	26,752	622,787
Archipelago Learning Inc.(a)	1,764	36,515
Ariba Inc.(a)	20,522	256,935
Art Technology Group Inc.(a)	29,689	133,897
AsiaInfo Holdings Inc.(a)	6,878	209,573
Blue Coat Systems Inc.(a)	9,435	269,275
Blue Nile Inc.(a)	3,307	209,432
China Information Security Technology Inc.(a)	5,485	33,788
Chordiant Software Inc.(a)	7,772	21,373
Cogent Communications Group Inc.(a)(b)	11,614	114,514
comScore Inc.(a)	5,830	102,317
Constant Contact Inc.(a)(b)	5,845	93,520
CyberSource Corp.(a)	16,516	332,137
DealerTrack Holdings Inc.(a)	8,847	166,235
Dice Holdings Inc.(a)	3,876	25,388
Digital River Inc.(a)	9,442	254,840
Drugstore.com Inc.(a)	20,018	61,856
EarthLink Inc.	25,233	209,686
eBay Inc.(a)	273,200	6,431,128
ePlus Inc.(a)	908	14,991
Equinix Inc.(a)(b)	9,325	989,849
eResearchTechnology Inc.(a)	10,845	65,178
Expedia Inc.(a)	45,195	1,161,963
F5 Networks Inc.(a)	19,300	1,022,514
Global Sources Ltd.(a)(b)	4,034	25,213
Google Inc. Class A(a)	58,506	36,272,550
GSI Commerce Inc.(a)	6,489	164,756
Health Grades Inc.(a)	5,667	24,311
i2 Technologies Inc.(a)	3,593	68,698
IAC/InterActiveCorp(a)	23,452	480,297
iMergent Inc.	1,946	11,812
InfoSpace Inc.(a)	7,493	64,215
Internap Network Services Corp.(a)	11,418	53,665
Internet Brands Inc. Class A(a)	6,150	48,155
Internet Capital Group Inc.(a)	8,975	59,684
iPass Inc.(a)	13,219	13,748
j2 Global Communications Inc.(a)	10,487	213,410
Keynote Systems Inc.	3,634	39,647
Knot Inc. (The)(a)	8,380	84,387
Liberty Media Corp. - Liberty Interactive Group Series A(a)	147,059	1,594,120

Lionbridge Technologies Inc.(a)	13,408	30,838
Liquidity Services Inc.(a)	4,510	45,416
LoopNet Inc.(a)	6,293	62,552
McAfee Inc.(a)	38,157	1,548,029
MercadoLibre Inc.(a)	6,150	319,001
ModusLink Global Solutions Inc.(a)	11,395	107,227
Move Inc.(a)	36,713	60,944
Netflix Inc.(a)(b)	9,866	544,011
NIC Inc.	12,215	111,645
NutriSystem Inc.(b)	7,191	224,143
1-800-FLOWERS.COM Inc.(a)	5,573	14,768
Online Resources Corp.(a)	7,154	37,630
OpenTable Inc.(a)(b)	714	18,178
Openwave Systems Inc.(a)	18,505	42,191
Orbitz Worldwide Inc.(a)	7,971	58,507
Overstock.com Inc.(a)(b)	3,779	51,243
PCTEL Inc.(a)	5,080	30,074
Perficient Inc.(a)	6,874	57,948
Priceline.com Inc.(a)(b)	10,254	2,240,499
Rackspace Hosting Inc.(a)	16,013	333,871
RealNetworks Inc.(a)	23,653	87,753
RightNow Technologies Inc.(a)	4,680	81,292
S1 Corp.(a)	12,708	82,856
Safeguard Scientifics Inc.(a)	4,686	48,313
Sapient Corp.(a)	19,455	160,893
Shutterfly Inc.(a)	4,499	80,127
Sohu.com Inc.(a)(b)	7,489	428,970
SonicWALL Inc.(a)	12,116	92,203
Sourcefire Inc.(a)	5,865	156,889
Stamps.com Inc.(a)	3,023	27,207
Support.com Inc.(a)	11,057	29,190
Symantec Corp.(a)	200,317	3,583,671
TechTarget Inc.(a)	1,788	10,066
TeleCommunication Systems Inc.(a)	10,704	103,615
Terremark Worldwide Inc.(a)	15,648	107,032
TIBCO Software Inc.(a)	42,645	410,671
Travelzoo Inc.(a)	1,340	16,469
United Online Inc.	20,253	145,619
US Auto Parts Network Inc.(a)	2,382	12,386
ValueClick Inc.(a)	21,451	217,084
Vasco Data Security International Inc.(a)	6,114	38,335
VeriSign Inc.(a)	46,921	1,137,365
Vitacost.com Inc.(a)	2,698	28,113
Vocus Inc.(a)	3,904	70,272
Web.com Group Inc.(a)	6,576	42,941
WebMD Health Corp.(a)	13,523	520,500
Websense Inc.(a)	10,464	182,701
Yahoo! Inc.(a)	290,266	4,870,663
Zix Corp.(a)(b)	14,397	24,619

		82,906,490
INVESTMENT COMPANIES—0.07%
Allied Capital Corp.(a)	43,423	156,757
American Capital Ltd.(a)	66,487	162,228
Apollo Investment Corp.	39,638	377,750
Ares Capital Corp.	24,866	309,582
BlackRock Kelso Capital Corp.(c)	2,417	20,593
Capital Southwest Corp.	742	58,470
Fifth Street Finance Corp.	9,350	100,419
Gladstone Capital Corp.	5,734	44,152

Gladstone Investment Corp.	5,320	24,259
Harris & Harris Group Inc.(a)	5,564	25,427
Hercules Technology Growth Capital Inc.	7,698	79,982
Kayne Anderson Energy Development Co.	2,391	34,789
Kohlberg Capital Corp.	3,367	15,354
Main Street Capital Corp.	1,652	26,630
MCG Capital Corp.(a)	18,891	81,609
Medallion Financial Corp.	3,573	29,191
MVC Capital Inc.	5,588	65,938
NGP Capital Resources Co.	6,015	48,902
PennantPark Investment Corp.	7,592	67,721
PennyMac Mortgage Investment Trust(a)	3,586	61,607
Prospect Capital Corp.	15,562	183,787
TICC Capital Corp.	5,660	34,243
Triangle Capital Corp.(b)	2,080	25,147

		2,034,537
IRON & STEEL—0.38%
AK Steel Holding Corp.	26,878	573,845
Allegheny Technologies Inc.	24,087	1,078,375
Carpenter Technology Corp.	10,886	293,378
China Precision Steel Inc.(a)(b)	4,189	8,587
Cliffs Natural Resources Inc.	32,047	1,477,046
General Steel Holdings Inc.(a)	2,606	11,492
Gibraltar Industries Inc.(a)	5,975	93,987
Nucor Corp.	76,966	3,590,464
Olympic Steel Inc.	1,986	64,704
Reliance Steel & Aluminum Co.	15,707	678,857
Schnitzer Steel Industries Inc. Class A	5,274	251,570
Steel Dynamics Inc.	52,522	930,690
Sutor Technology Group Ltd.(a)	1,826	4,857
United States Steel Corp.	35,102	1,934,822
Universal Stainless & Alloy Products Inc.(a)	1,589	29,969

		11,022,643
LEISURE TIME—0.25%
Ambassadors Group Inc.	5,354	71,155
Brunswick Corp.	21,594	274,460
Callaway Golf Co.	16,812	126,762
Carnival Corp.(a)	107,098	3,393,936
Harley-Davidson Inc.(b)	57,588	1,451,218
Interval Leisure Group Inc.(a)	8,873	110,646
Life Time Fitness Inc.(a)	9,670	241,073
Marine Products Corp.	2,742	13,518
Multimedia Games Inc.(a)(b)	5,720	34,377
Polaris Industries Inc.	7,627	332,766
Royal Caribbean Cruises Ltd.(a)(b)	32,273	815,861
Town Sports International Holdings Inc.(a)	3,739	8,712
Universal Travel Group(a)	2,150	21,801
WMS Industries Inc.(a)	12,887	515,480

		7,411,765
LODGING—0.28%
Ameristar Casinos Inc.	6,216	94,670
Boyd Gaming Corp.(a)(b)	13,373	111,932
Choice Hotels International Inc.	7,285	230,643
Gaylord Entertainment Co.(a)(b)	9,778	193,116
Hyatt Hotels Corp. Class A(a)	10,744	320,279
Las Vegas Sands Corp.(a)(b)	73,162	1,093,040
Marcus Corp.	4,797	61,498

Marriott International Inc. Class A	73,697	2,008,243
MGM MIRAGE(a)	48,036	438,088
Monarch Casino & Resort Inc.(a)	2,771	22,445
Morgans Hotel Group Co.(a)	7,555	34,224
Orient-Express Hotels Ltd. Class A(a)	18,874	191,382
Red Lion Hotels Corp.(a)	3,224	15,927
Starwood Hotels & Resorts Worldwide Inc.(b)	45,569	1,666,458
Wyndham Worldwide Corp.	43,076	868,843
Wynn Resorts Ltd.	16,222	944,607

		8,295,395
MACHINERY—0.97%
AGCO Corp.(a)	22,299	721,150
Alamo Group Inc.	1,543	26,462
Albany International Corp. Class A	6,844	153,716
Altra Holdings Inc.(a)	6,334	78,225
Applied Industrial Technologies Inc.	9,978	220,214
Astec Industries Inc.(a)	4,391	118,294
Bolt Technology Corp.(a)	2,022	22,282
Briggs & Stratton Corp.	11,693	218,776
Bucyrus International Inc.	18,639	1,050,680
Cascade Corp.	2,292	63,007
Caterpillar Inc.	147,019	8,378,613
Cognex Corp.	10,199	180,726
Columbus McKinnon Corp.(a)	4,395	60,036
Cummins Inc.	49,274	2,259,706
Deere & Co.	103,273	5,586,037
Duoyuan Printing Inc.(a)	2,117	17,042
DXP Enterprises Inc.(a)	1,736	22,690
Flow International Corp.(a)	8,714	26,839
Flowserve Corp.	13,809	1,305,365
Gardner Denver Inc.	12,580	535,279
Gorman-Rupp Co. (The)	3,390	93,700
Graco Inc.	14,375	410,694
Hurco Companies Inc.(a)	1,222	18,086
IDEX Corp.	20,005	623,156
Intermec Inc.(a)	14,620	188,013
Intevac Inc.(a)	4,800	55,056
iRobot Corp.(a)	5,283	92,981
Joy Global Inc.	25,005	1,290,008
Kadant Inc.(a)	3,302	52,700
Lindsay Corp.	2,986	118,992
Manitowoc Co. Inc. (The)	31,273	311,792
Middleby Corp. (The)(a)	3,946	193,433
NACCO Industries Inc. Class A	1,483	73,853
Nordson Corp.	8,057	492,927
Robbins & Myers Inc.	6,473	152,245
Rockwell Automation Inc.	34,831	1,636,360
Sauer-Danfoss Inc.(a)	2,575	30,926
Tecumseh Products Co. Class A(a)	3,592	41,990
Tennant Co.	4,191	109,762
Terex Corp.(a)	25,586	506,859
Twin Disc Inc.	2,060	21,506
Wabtec Corp.	11,647	475,663
Zebra Technologies Corp. Class A(a)	14,946	423,869

		28,459,710
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	6,872	113,732

		113,732

MANUFACTURING—3.19%
A.O. Smith Corp.	5,361	232,614
Actuant Corp. Class A	16,441	304,652
Acuity Brands Inc.	10,447	372,331
American Railcar Industries Inc.	2,106	23,208
Ameron International Corp.	2,238	142,023
AptarGroup Inc.	16,448	587,852
AZZ Inc.(a)	2,704	88,421
Barnes Group Inc.	10,845	183,281
Blount International Inc.(a)	8,864	89,526
Brink’s Co. (The)	11,090	269,931
Carlisle Companies Inc.	14,812	507,459
Ceradyne Inc.(a)	6,443	123,770
China Fire & Security Group Inc.(a)(b)	3,404	46,056
CLARCOR Inc.	12,309	399,304
Colfax Corp.(a)	5,218	62,825
Crane Co.	12,116	370,992
Danaher Corp.	63,130	4,747,376
Donaldson Co. Inc.	18,646	793,201
Dover Corp.	45,668	1,900,245
Eastman Kodak Co.(a)	65,930	278,225
Eaton Corp.	40,583	2,581,890
EnPro Industries Inc.(a)	5,266	139,075
ESCO Technologies Inc.	6,175	221,374
Federal Signal Corp.	11,426	68,785
Flanders Corp.(a)	3,815	17,015
FreightCar America Inc.	2,817	55,861
General Electric Co.	2,586,666	39,136,257
GP Strategies Corp.(a)	3,493	26,302
Griffon Corp.(a)	10,741	131,255
Harsco Corp.	19,788	637,767
Hexcel Corp.(a)	22,979	298,267
Honeywell International Inc.	181,743	7,124,326
Illinois Tool Works Inc.	109,604	5,259,896
ITT Corp.	44,407	2,208,804
Koppers Holdings Inc.	5,373	163,554
Lancaster Colony Corp.	4,797	238,411
Leggett & Platt Inc.	38,141	778,076
LSB Industries Inc.(a)	3,877	54,666
Matthews International Corp. Class A	7,514	266,221
Myers Industries Inc.	8,588	78,151
Pall Corp.	28,950	1,047,990
Parker Hannifin Corp.	39,029	2,102,883
Pentair Inc.	24,337	786,085
PMFG Inc.(a)	3,059	49,586
Polypore International Inc.(a)	5,743	68,342
Portec Rail Products Inc.	2,252	24,119
Raven Industries Inc.	3,693	117,327
Roper Industries Inc.	21,980	1,151,093
Smith & Wesson Holding Corp.(a)	15,726	64,319
SPX Corp.	11,869	649,234
Standex International Corp.	2,851	57,277
Sturm, Ruger & Co. Inc.(b)	4,314	41,846
Teleflex Inc.	9,848	530,709
Textron Inc.	66,033	1,242,081
3M Co.	169,634	14,023,643
Tredegar Corp.	7,082	112,037
Trinity Industries Inc.	19,837	345,957

		93,423,773

MEDIA—2.54%
Acacia Research Corp. - Acacia Technologies Group(a)	7,335	66,822
Belo Corp. Class A	20,454	111,270
Cablevision NY Group Class A	57,483	1,484,211
CBS Corp. Class B NVS	148,814	2,090,837
Central European Media Enterprises Ltd. Class A(a)(b)	8,116	191,619
CKX Inc.(a)	15,144	79,809
Comcast Corp. Class A	702,327	11,841,233
Courier Corp.	2,469	35,183
Crown Media Holdings Inc. Class A(a)(b)	3,718	5,391
CTC Media Inc.(a)	8,385	124,937
DG FastChannel Inc.(a)	5,399	150,794
DIRECTV Class A(a)	238,955	7,969,149
Discovery Communications Inc. Series C(a)	68,563	1,818,291
DISH Network Corp. Class A	49,727	1,032,830
Dolan Media Co.(a)	7,627	77,872
E.W. Scripps Co. (The) Class A(a)	7,023	48,880
Fisher Communications Inc.(a)	1,514	24,603
Gannett Co. Inc.(b)	57,830	858,776
John Wiley & Sons Inc. Class A	10,320	432,202
Journal Communications Inc. Class A	10,907	42,428
Liberty Global Inc. Series A(a)	65,392	1,432,739
Liberty Media Corp. - Liberty Capital Group Series A(a)	19,740	471,391
Liberty Media Corp. - Liberty Starz Group Series A(a)	12,706	586,382
Lin TV Corp. Class A(a)	6,323	28,201
LodgeNet Interactive Corp.(a)	6,323	34,966
Martha Stewart Living Omnimedia Inc. Class A(a)	6,190	30,579
McGraw-Hill Companies Inc. (The)	76,775	2,572,730
Mediacom Communications Corp. Class A(a)	9,103	40,690
Meredith Corp.(b)	8,468	261,238
New York Times Co. (The) Class A(a)(b)	25,586	316,243
News Corp. Class A NVS	556,295	7,615,679
Outdoor Channel Holdings Inc.(a)	3,817	22,139
Playboy Enterprises Inc. Class B(a)	5,168	16,538
PRIMEDIA Inc.	10,161	36,681
Scholastic Corp.	5,996	178,861
Scripps Networks Interactive Inc. Class A	21,755	902,833
Sinclair Broadcast Group Inc. Class A(a)	11,467	46,212
Time Warner Cable Inc.	86,356	3,574,275
Time Warner Inc.	292,333	8,518,584
Value Line Inc.	255	6,403
Viacom Inc. Class B NVS(a)	132,552	3,940,771
Walt Disney Co. (The)	453,607	14,628,826
Washington Post Co. (The) Class B	1,511	664,236
World Wrestling Entertainment Inc.	5,265	80,712

		74,495,046
METAL FABRICATE & HARDWARE—0.24%
A.M. Castle & Co.	4,422	60,537
Ampco-Pittsburgh Corp.	2,318	73,087
CIRCOR International Inc.	4,329	109,004
Commercial Metals Co.	27,584	431,690
Dynamic Materials Corp.	2,788	55,899
Eastern Co. (The)(b)	1,340	17,996
Hawk Corp. Class A(a)	1,635	28,792

Haynes International Inc.	2,703	89,118
Kaydon Corp.	8,370	299,311
L.B. Foster Co. Class A(a)	2,499	74,495
Ladish Co. Inc.(a)	4,400	66,352
Lawson Products Inc.	958	16,909
Mueller Industries Inc.	8,772	217,896
Mueller Water Products Inc. Class A	37,742	196,258
North American Galvanizing & Coatings Inc.(a)	3,705	17,969
Northwest Pipe Co.(a)	2,270	60,972
Omega Flex Inc.(b)	775	10,850
Precision Castparts Corp.	34,240	3,778,384
RBC Bearings Inc.(a)	5,015	122,015
Sun Hydraulics Corp.(b)	3,504	91,980
Timken Co. (The)	23,618	559,983
TriMas Corp.(a)	3,280	22,206
Valmont Industries Inc.	5,094	399,624
Worthington Industries Inc.	14,809	193,554

		6,994,881
MINING—0.82%
Alcoa Inc.	237,481	3,828,194
Allied Nevada Gold Corp.(a)(b)	13,547	204,289
AMCOL International Corp.	5,511	156,623
Brush Engineered Materials Inc.(a)	4,672	86,619
Century Aluminum Co.(a)	12,107	196,012
Coeur d’Alene Mines Corp.(a)	18,653	336,873
Compass Minerals International Inc.	7,819	525,359
Freeport-McMoRan Copper & Gold Inc.(a)	100,600	8,077,174
General Moly Inc.(a)(b)	14,707	30,591
Hecla Mining Co.(a)(b)	56,359	348,299
Horsehead Holding Corp.(a)	10,641	135,673
Kaiser Aluminum Corp.	3,584	149,166
Newmont Mining Corp.	116,968	5,533,756
Paramount Gold and Silver Corp.(a)(b)	14,619	21,198
Royal Gold Inc.	9,090	428,139
RTI International Metals Inc.(a)	7,381	185,780
Southern Copper Corp.	43,301	1,425,036
Stillwater Mining Co.(a)	9,739	92,326
Titanium Metals Corp.(a)	21,476	268,880
United States Lime & Minerals Inc.(a)	352	12,155
Uranerz Energy Corp.(a)	14,180	18,434
Uranium Energy Corp.(a)(b)	16,495	62,351
US Gold Corp.(a)(b)	17,913	44,424
USEC Inc.(a)	29,106	112,058
Vulcan Materials Co.(b)	30,517	1,607,330

		23,886,739
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	6,586	112,028
STR Holdings Inc.(a)	3,011	47,303

		159,331
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	50,245	1,143,576
Xerox Corp.	210,382	1,779,832

		2,923,408
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	13,579	216,992
HNI Corp.	10,603	292,961

Interface Inc. Class A	12,680	105,371
Knoll Inc.	11,562	119,435
Steelcase Inc. Class A	18,077	114,970

		849,729
OIL & GAS—8.50%
Alon USA Energy Inc.	2,952	20,192
Anadarko Petroleum Corp.	121,965	7,613,055
Apache Corp.	81,890	8,448,591
Apco Oil & Gas International Inc.	2,058	45,482
Approach Resources Inc.(a)	1,990	15,363
Arena Resources Inc.(a)	9,200	396,704
Atlas Energy Inc.	16,618	501,365
ATP Oil & Gas Corp.(a)	10,351	189,216
Atwood Oceanics Inc.(a)	13,575	486,664
Berry Petroleum Co. Class A	10,182	296,805
Bill Barrett Corp.(a)	9,577	297,940
BPZ Resources Inc.(a)(b)	23,245	220,828
Brigham Exploration Co.(a)	19,584	265,363
Bronco Drilling Co. Inc.(a)	6,087	30,861
Cabot Oil & Gas Corp.	25,156	1,096,550
Carrizo Oil & Gas Inc.(a)(b)	6,609	175,072
Cheniere Energy Inc.(a)	15,141	36,641
Chesapeake Energy Corp.	152,659	3,950,815
Chevron Corp.	489,671	37,699,770
Cimarex Energy Co.	20,636	1,093,089
Clayton Williams Energy Inc.(a)	1,410	49,406
CNX Gas Corp.(a)	6,079	179,452
Comstock Resources Inc.(a)	11,218	455,114
Concho Resources Inc.(a)	18,550	832,895
ConocoPhillips	361,923	18,483,408
Contango Oil & Gas Co.(a)	3,136	147,423
Continental Resources Inc.(a)	7,309	313,483
CREDO Petroleum Corp.(a)	2,221	20,655
Crosstex Energy Inc.	9,881	59,780
Cubic Energy Inc.(a)(b)	6,703	9,987
CVR Energy Inc.(a)	6,423	44,062
Delek US Holdings Inc.	2,724	18,550
Delta Petroleum Corp.(a)	41,418	43,075
Denbury Resources Inc.(a)	60,725	898,730
Devon Energy Corp.	108,470	7,972,545
Diamond Offshore Drilling Inc.	16,753	1,648,830
Encore Acquisition Co.(a)	13,614	653,744
Endeavour International Corp.(a)	27,251	29,431
EOG Resources Inc.	61,166	5,951,452
EQT Corp.	32,081	1,408,998
EXCO Resources Inc.	34,223	726,554
Exxon Mobil Corp.	1,191,892	81,275,110
Forest Oil Corp.(a)	27,382	609,249
Frontier Oil Corp.	25,056	301,674
FX Energy Inc.(a)	11,646	33,191
GeoResources Inc.(a)	1,246	17,020
GMX Resources Inc.(a)(b)	7,701	105,812
Goodrich Petroleum Corp.(a)(b)	6,273	152,748
Gran Tierra Energy Inc.(a)	52,284	299,587
Gulfport Energy Corp.(a)	5,322	60,937
Harvest Natural Resources Inc.(a)	8,767	46,377
Helmerich & Payne Inc.	26,080	1,040,070
Hess Corp.	70,931	4,291,326
Holly Corp.	10,857	278,265

Isramco Inc.(a)	260	18,590
Marathon Oil Corp.	172,958	5,399,749
Mariner Energy Inc.(a)	24,711	286,895
McMoRan Exploration Co.(a)	18,378	147,392
Murphy Oil Corp.	46,463	2,518,295
Nabors Industries Ltd.(a)	69,169	1,514,109
Newfield Exploration Co.(a)	32,580	1,571,333
Noble Energy Inc.	42,328	3,014,600
Northern Oil and Gas Inc.(a)	7,795	92,293
Occidental Petroleum Corp.	198,012	16,108,276
Oilsands Quest Inc.(a)(b)	62,646	72,043
Panhandle Oil and Gas Inc.	1,765	45,714
Parker Drilling Co.(a)	30,613	151,534
Patterson-UTI Energy Inc.	37,108	569,608
Penn Virginia Corp.	11,219	238,853
PetroCorp Inc. Escrow(d)	1,248	0
Petrohawk Energy Corp.(a)	73,439	1,761,802
Petroleum Development Corp.(a)	5,095	92,780
PetroQuest Energy Inc.(a)	13,947	85,495
Pioneer Drilling Co.(a)	11,552	91,261
Pioneer Natural Resources Co.	28,085	1,352,854
Plains Exploration & Production Co.(a)	33,958	939,278
Pride International Inc.(a)	42,582	1,358,792
PrimeEnergy Corp.(a)	182	6,623
Quicksilver Resources Inc.(a)	29,466	442,285
Range Resources Corp.	38,149	1,901,728
Rex Energy Corp.(a)	7,193	86,316
Rosetta Resources Inc.(a)	13,276	264,591
Rowan Companies Inc.(a)	27,382	619,928
SandRidge Energy Inc.(a)	30,870	291,104
Seahawk Drilling Inc.(a)	2,846	64,149
Southwestern Energy Co.(a)	83,928	4,045,330
St. Mary Land & Exploration Co.	15,005	513,771
Stone Energy Corp.(a)	10,051	181,421
SulphCo Inc.(a)(b)	10,468	7,014
Sunoco Inc.	28,659	748,000
Swift Energy Co.(a)	9,053	216,910
Tesoro Corp.	33,206	449,941
Toreador Resources Corp.	6,095	60,341
Unit Corp.(a)	10,068	427,890
VAALCO Energy Inc.	13,677	62,230
Valero Energy Corp.	137,442	2,302,154
Vantage Drilling Co.(a)	19,772	31,833
Venoco Inc.(a)	4,818	62,827
W&T Offshore Inc.	9,344	109,325
Warren Resources Inc.(a)	13,578	33,266
Western Refining Inc.(a)(b)	8,394	39,536
Whiting Petroleum Corp.(a)	12,453	889,767
XTO Energy Inc.	141,643	6,590,649
Zion Oil & Gas Inc.(a)(b)	3,001	21,457

		249,241,238
OIL & GAS SERVICES—1.62%
Allis-Chalmers Energy Inc.(a)	16,226	61,172
Baker Hughes Inc.(b)	75,896	3,072,270
Basic Energy Services Inc.(a)	5,922	52,706
BJ Services Co.	71,472	1,329,379
Boots & Coots Inc.(a)	16,329	26,943
Cal Dive International Inc.(a)	9,943	75,169
Cameron International Corp.(a)	58,908	2,462,355

CARBO Ceramics Inc.	4,597	313,378
Complete Production Services Inc.(a)	15,272	198,536
Dawson Geophysical Co.(a)	1,775	41,020
Dresser-Rand Group Inc.(a)	20,213	638,933
Dril-Quip Inc.(a)	7,336	414,337
Exterran Holdings Inc.(a)	14,884	319,262
FMC Technologies Inc.(a)	30,343	1,755,039
Geokinetics Inc.(a)	1,626	15,642
Global Industries Ltd.(a)	23,832	169,922
Gulf Island Fabrication Inc.	3,248	68,305
Halliburton Co.	219,199	6,595,698
Helix Energy Solutions Group Inc.(a)	25,832	303,526
Hercules Offshore Inc.(a)	28,283	135,193
Hornbeck Offshore Services Inc.(a)	5,346	124,455
ION Geophysical Corp.(a)	25,251	149,486
Key Energy Services Inc.(a)	30,182	265,300
Lufkin Industries Inc.	3,546	259,567
Matrix Service Co.(a)	6,265	66,722
National Oilwell Varco Inc.	102,153	4,503,926
Natural Gas Services Group Inc.(a)	2,867	54,043
Newpark Resources Inc.(a)	20,834	88,128
Oceaneering International Inc.(a)	13,369	782,354
Oil States International Inc.(a)	11,906	467,787
RPC Inc.	7,425	77,220
Schlumberger Ltd.	292,264	19,023,464
SEACOR Holdings Inc.(a)	4,894	373,168
Smith International Inc.	60,713	1,649,572
Superior Energy Services Inc.(a)	19,564	475,210
Superior Well Services Inc.(a)	2,816	40,156
T-3 Energy Services Inc.(a)	2,943	75,047
Tetra Technologies Inc.(a)	17,728	196,426
TGC Industries Inc.(a)	3,199	12,508
Tidewater Inc.	12,689	608,438
Union Drilling Inc.(a)	3,274	20,463
Willbros Group Inc.(a)	9,542	160,974

		47,523,199
PACKAGING & CONTAINERS—0.28%
AEP Industries Inc.(a)	1,565	59,908
Astronics Corp.(a)(b)	2,206	18,861
Ball Corp.	23,081	1,193,288
Bemis Co. Inc.	26,355	781,426
BWAY Holding Co.(a)	1,797	34,538
Crown Holdings Inc.(a)	39,261	1,004,296
Graphic Packaging Holding Co.(a)	25,586	88,783
Greif Inc. Class A	8,397	453,270
Owens-Illinois Inc.(a)	40,950	1,346,027
Packaging Corp. of America	24,980	574,790
Pactiv Corp.(a)	32,323	780,277
Sealed Air Corp.	39,066	853,983
Silgan Holdings Inc.	6,728	389,417
Sonoco Products Co.	24,683	721,978

		8,300,842
PHARMACEUTICALS—5.47%
Abbott Laboratories	377,516	20,382,089
Accelrys Inc.(a)	6,410	36,729
Acura Pharmaceuticals Inc.(a)(b)	1,931	10,292
Adolor Corp.(a)	11,009	16,073
Akorn Inc.(a)	12,744	22,812

Alkermes Inc.(a)	24,228	227,985
Allergan Inc.	74,387	4,687,125
Allos Therapeutics Inc.(a)	16,283	106,979
Alnylam Pharmaceuticals Inc.(a)	9,156	161,329
AmerisourceBergen Corp.	74,295	1,936,871
Amicus Therapeutics Inc.(a)	3,434	13,633
Amylin Pharmaceuticals Inc.(a)	35,099	498,055
Ardea Biosciences Inc.(a)(b)	4,070	56,980
Array BioPharma Inc.(a)	10,888	30,595
Auxilium Pharmaceuticals Inc.(a)	11,342	340,033
AVANIR Pharmaceuticals Inc. Class A(a)(b)	13,014	24,727
AVI BioPharma Inc.(a)	29,509	43,083
Biodel Inc.(a)	3,366	14,608
BioDelivery Sciences International Inc.(a)(b)	3,307	12,997
BioMarin Pharmaceutical Inc.(a)	23,940	450,311
BioScrip Inc.(a)	9,477	79,228
BioSpecifics Technologies Corp.(a)(b)	1,059	31,082
Bristol-Myers Squibb Co.	417,949	10,553,212
Cadence Pharmaceuticals Inc.(a)	6,841	66,152
Caraco Pharmaceutical Laboratories Ltd.(a)	2,393	14,454
Cardinal Health Inc.	87,835	2,831,800
Catalyst Health Solutions Inc.(a)	9,089	331,476
Cephalon Inc.(a)	18,096	1,129,371
Chelsea Therapeutics International Ltd.(a)(b)	4,932	13,316
China Sky One Medical Inc.(a)(b)	3,149	71,640
Clarient Inc.(a)	6,677	17,694
Cornerstone Therapeutics Inc.(a)	2,078	12,676
Cubist Pharmaceuticals Inc.(a)	14,696	278,783
Cumberland Pharmaceuticals Inc.(a)	1,980	26,908
Cypress Bioscience Inc.(a)	8,812	50,757
Dendreon Corp.(a)	28,293	743,540
Depomed Inc.(a)	11,564	38,739
Discovery Laboratories Inc.(a)(b)	23,668	14,875
DURECT Corp.(a)	18,093	44,690
Dyax Corp.(a)	20,843	70,658
Eli Lilly and Co.	247,611	8,842,189
Emergent BioSolutions Inc.(a)	3,834	52,104
Endo Pharmaceuticals Holdings Inc.(a)	28,350	581,459
Express Scripts Inc.(a)	67,062	5,797,510
Forest Laboratories Inc.(a)	74,079	2,378,677
Gilead Sciences Inc.(a)	221,450	9,584,356
Hemispherx Biopharma Inc.(a)(b)	25,583	14,326
Herbalife Ltd.	15,370	623,561
Hi-Tech Pharmacal Co. Inc.(a)	2,586	72,537
Hospira Inc.(a)	39,396	2,009,196
Idenix Pharmaceuticals Inc.(a)	5,705	12,266
Impax Laboratories Inc.(a)	14,383	195,609
Infinity Pharmaceuticals Inc.(a)	4,034	24,930
Insmed Inc.(a)	27,092	20,861
Inspire Pharmaceuticals Inc.(a)	14,734	81,332
Isis Pharmaceuticals Inc.(a)	22,988	255,167
ISTA Pharmaceuticals Inc.(a)	7,223	32,937
Javelin Pharmaceuticals Inc.(a)	9,872	12,834
King Pharmaceuticals Inc.(a)	60,464	741,893
K-V Pharmaceutical Co. Class A(a)(b)	8,187	30,046
Lannett Co. Inc.(a)	2,453	14,497
Ligand Pharmaceuticals Inc. Class B(a)	27,540	59,762
Mannatech Inc.(b)	3,625	11,310
MannKind Corp.(a)(b)	15,188	133,047
MAP Pharmaceuticals Inc.(a)	1,491	14,209

Matrixx Initiatives Inc.(a)(b)	2,271	9,584
Mead Johnson Nutrition Co. Class A	50,199	2,193,696
Medco Health Solutions Inc.(a)	117,860	7,532,433
Medicines Co. (The)(a)	13,119	109,412
Medicis Pharmaceutical Corp. Class A	14,729	398,419
Medivation Inc.(a)	6,742	253,836
Merck & Co. Inc.	744,923	27,219,486
MiddleBrook Pharmaceuticals Inc.(a)(b)	8,678	4,426
Mylan Inc.(a)(b)	73,995	1,363,728
Myriad Pharmaceuticals Inc.(a)	5,869	29,521
Nabi Biopharmaceuticals(a)	14,137	69,271
NBTY Inc.(a)	13,279	578,168
Neogen Corp.(a)	5,227	123,409
Neurocrine Biosciences Inc.(a)	8,850	24,072
NeurogesX Inc.(a)	2,518	19,414
NPS Pharmaceuticals Inc.(a)	11,401	38,763
Nutraceutical International Corp.(a)	2,238	27,684
Obagi Medical Products Inc.(a)	4,382	52,584
Omega Protein Corp.(a)	4,426	19,297
Omnicare Inc.	29,010	701,462
Onyx Pharmaceuticals Inc.(a)	15,006	440,276
Opko Health Inc.(a)	11,556	21,147
OSI Pharmaceuticals Inc.(a)	14,355	445,436
Osiris Therapeutics Inc.(a)(b)	3,473	24,797
Pain Therapeutics Inc.(a)	8,305	44,515
Par Pharmaceutical Companies Inc.(a)	8,295	224,463
Perrigo Co.	19,791	788,473
PetMed Express Inc.(b)	5,283	93,139
Pfizer Inc.	1,969,175	35,819,293
Pharmasset Inc.(a)	4,911	101,658
PharMerica Corp.(a)	7,549	119,878
Poniard Pharmaceuticals Inc.(a)(b)	4,918	9,000
POZEN Inc.(a)	5,984	35,844
Progenics Pharmaceuticals Inc.(a)	6,082	27,004
Questcor Pharmaceuticals Inc.(a)	12,905	61,299
Repros Therapeutics Inc.(a)(b)	3,266	2,602
Rigel Pharmaceuticals Inc.(a)	12,253	116,526
Salix Pharmaceuticals Ltd.(a)	11,408	289,763
Santarus Inc.(a)	11,260	52,021
Schiff Nutrition International Inc.	2,162	16,907
SciClone Pharmaceuticals Inc.(a)	9,432	21,977
SIGA Technologies Inc.(a)(b)	5,830	33,814
Spectrum Pharmaceuticals Inc.(a)	10,084	44,773
Star Scientific Inc.(a)(b)	21,301	14,911
Sucampo Pharmaceuticals Inc.(a)	980	3,959
Synta Pharmaceuticals Corp.(a)	4,198	21,242
Synutra International Inc.(a)(b)	4,387	59,268
Theravance Inc.(a)	12,458	162,826
United Therapeutics Corp.(a)	11,504	605,686
USANA Health Sciences Inc.(a)	1,321	42,140
Valeant Pharmaceuticals International(a)(b)	16,606	527,905
Vanda Pharmaceuticals Inc.(a)(b)	6,553	73,656
VCA Antech Inc.(a)	20,746	516,990
ViroPharma Inc.(a)	19,246	161,474
VIVUS Inc.(a)(b)	19,709	181,126
Watson Pharmaceuticals Inc.(a)	26,040	1,031,444
XenoPort Inc.(a)	6,833	126,820
Zymogenetics Inc.(a)	9,021	57,644

		160,281,333

PIPELINES—0.40%
El Paso Corp.	171,840	1,689,187
National Fuel Gas Co.	17,458	872,900
ONEOK Inc.	25,490	1,136,089
Questar Corp.	42,329	1,759,617
Spectra Energy Corp.	157,217	3,224,521
Williams Companies Inc. (The)	142,296	2,999,600

		11,681,914
REAL ESTATE—0.10%
American Realty Investors Inc.(a)	596	7,301
Avatar Holdings Inc.(a)	1,489	25,328
CB Richard Ellis Group Inc. Class A(a)	57,587	781,456
Consolidated-Tomoka Land Co.	1,489	52,026
Forest City Enterprises Inc. Class A(a)	26,465	311,758
Forestar Group Inc.(a)	8,277	181,928
Government Properties Income Trust	2,809	64,551
Hilltop Holdings Inc.(a)	9,124	106,203
Jones Lang LaSalle Inc.	10,200	616,080
Resource Capital Corp.	5,164	25,407
St. Joe Co. (The)(a)	22,332	645,171
Starwood Property Trust Inc.	9,873	186,501
Transcontinental Realty Investors Inc.(a)(b)	388	4,621
United Capital Corp.(a)	352	8,385

		3,016,716
REAL ESTATE INVESTMENT TRUSTS—2.00%
Acadia Realty Trust	10,320	174,098
Agree Realty Corp.	1,799	41,899
Alexander’s Inc.(a)	518	157,690
Alexandria Real Estate Equities Inc.	9,632	619,241
AMB Property Corp.	35,949	918,497
American Campus Communities Inc.	12,882	361,984
American Capital Agency Corp.	3,331	88,405
Annaly Capital Management Inc.	132,445	2,297,921
Anworth Mortgage Asset Corp.	25,125	175,875
Apartment Investment and Management Co. Class A	28,874	459,674
Apollo Commercial Real Estate Finance Inc.(a)	2,454	44,147
Ashford Hospitality Trust Inc.(a)(b)	12,457	57,800
Associated Estates Realty Corp.	2,737	30,846
AvalonBay Communities Inc.	19,553	1,605,497
BioMed Realty Trust Inc.	24,052	379,541
Boston Properties Inc.	33,833	2,269,179
Brandywine Realty Trust	31,001	353,411
BRE Properties Inc. Class A	12,411	410,556
Camden Property Trust	16,344	692,495
CapLease Inc.	10,060	44,063
Capstead Mortgage Corp.	14,852	202,730
Care Investment Trust Inc.	3,261	25,371
CBL & Associates Properties Inc.	33,509	324,032
Cedar Shopping Centers Inc.	10,189	69,285
Chimera Investment Corp.	163,720	635,234
Cogdell Spencer Inc.	7,532	42,631
Colonial Properties Trust	16,292	191,105
Colony Financial Inc.	3,526	71,825
Corporate Office Properties Trust	13,914	509,670
Cousins Properties Inc.	18,016	137,462
CreXus Investment Corp.(a)	3,336	46,571
Cypress Sharpridge Investments Inc.	4,032	54,472

DCT Industrial Trust Inc.	49,622	249,102
Developers Diversified Realty Corp.	34,131	316,053
DiamondRock Hospitality Co.	26,339	223,091
Digital Realty Trust Inc.	18,593	934,856
Douglas Emmett Inc.	28,553	406,880
Duke Realty Corp.	55,043	669,873
DuPont Fabros Technology Inc.	6,050	108,840
Dynex Capital Inc.	2,554	22,296
EastGroup Properties Inc.	6,182	236,647
Education Realty Trust Inc.	13,547	65,567
Entertainment Properties Trust	8,524	300,641
Equity Lifestyle Properties Inc.	6,117	308,725
Equity One Inc.	7,991	129,214
Equity Residential	67,144	2,268,124
Essex Property Trust Inc.	6,893	576,599
Extra Space Storage Inc.	21,486	248,163
Federal Realty Investment Trust	14,345	971,443
FelCor Lodging Trust Inc.(a)	14,464	52,070
First Industrial Realty Trust Inc.(a)	10,835	56,667
First Potomac Realty Trust	7,626	95,859
Franklin Street Properties Corp.	16,526	241,445
Getty Realty Corp.	4,182	98,402
Gladstone Commercial Corp.	1,841	24,688
Glimcher Realty Trust	15,253	41,183
Gramercy Capital Corp.(a)	9,546	24,724
Hatteras Financial Corp.	8,723	243,895
HCP Inc.	71,519	2,184,190
Health Care REIT Inc.	29,335	1,300,127
Healthcare Realty Trust Inc.	14,253	305,869
Hersha Hospitality Trust	12,962	40,701
Highwoods Properties Inc.	17,264	575,754
Home Properties Inc.	7,769	370,659
Hospitality Properties Trust	29,877	708,384
Host Hotels & Resorts Inc.(a)	151,279	1,765,426
HRPT Properties Trust	53,765	347,860
Inland Real Estate Corp.	18,106	147,564
Invesco Mortgage Capital Inc.	2,170	49,389
Investors Real Estate Trust	18,523	166,707
iStar Financial Inc.(a)(b)	26,443	67,694
Kilroy Realty Corp.	10,452	320,563
Kimco Realty Corp.	92,110	1,246,248
Kite Realty Group Trust	10,975	44,668
LaSalle Hotel Properties	15,599	331,167
Lexington Realty Trust	24,281	147,628
Liberty Property Trust	27,266	872,785
LTC Properties Inc.	5,444	145,627
Macerich Co. (The)	23,675	851,116
Mack-Cali Realty Corp.	19,083	659,699
Medical Properties Trust Inc.	20,773	207,730
MFA Financial Inc.	68,277	501,836
Mid-America Apartment Communities Inc.	6,728	324,828
Mission West Properties Inc.	4,547	32,693
Monmouth Real Estate Investment Corp. Class A	4,704	34,998
National Health Investors Inc.	6,226	230,300
National Retail Properties Inc.	20,049	425,440
Nationwide Health Properties Inc.	25,633	901,769
NorthStar Realty Finance Corp.	14,953	51,289
Omega Healthcare Investors Inc.	20,335	395,516
Parkway Properties Inc.	5,213	108,535

Pennsylvania Real Estate Investment Trust	9,804	82,942
Post Properties Inc.	11,909	233,416
ProLogis	108,817	1,489,705
PS Business Parks Inc.	4,322	216,316
Public Storage	32,982	2,686,384
RAIT Financial Trust(a)	14,638	19,176
Ramco-Gershenson Properties Trust	7,263	69,289
Realty Income Corp.(b)	25,534	661,586
Redwood Trust Inc.	18,778	271,530
Regency Centers Corp.	19,663	689,385
Saul Centers Inc.	1,654	54,185
Senior Housing Properties Trust	31,081	679,741
Simon Property Group Inc.	58,840	4,695,432
SL Green Realty Corp.(b)	18,691	939,036
Sovran Self Storage Inc.	6,746	241,035
Strategic Hotels & Resorts Inc.(a)	17,227	32,042
Sun Communities Inc.	3,694	72,957
Sunstone Hotel Investors Inc.(a)	24,175	214,674
Tanger Factory Outlet Centers Inc.	9,868	384,753
Taubman Centers Inc.	13,303	477,711
UDR Inc.	36,365	597,841
UMH Properties Inc.	2,764	23,439
Universal Health Realty Income Trust	2,730	87,442
Urstadt Biddle Properties Inc. Class A	6,016	91,864
U-Store-It Trust	19,185	140,434
Ventas Inc.	38,316	1,675,942
Vornado Realty Trust	37,470	2,620,652
Walter Investment Management Corp.	6,539	93,704
Washington Real Estate Investment Trust	14,337	394,984
Weingarten Realty Investors	25,931	513,174
Winthrop Realty Trust	2,263	24,576

		58,748,360
RETAIL—5.98%
Abercrombie & Fitch Co. Class A	21,815	760,253
Advance Auto Parts Inc.	23,122	935,979
Aeropostale Inc.(a)	16,749	570,303
AFC Enterprises Inc.(a)	6,883	56,165
Allion Healthcare Inc.(a)	4,141	27,165
American Eagle Outfitters Inc.	41,963	712,532
America’s Car-Mart Inc.(a)	2,462	64,824
AnnTaylor Stores Corp.(a)	13,690	186,732
Asbury Automotive Group Inc.(a)	8,719	100,530
AutoNation Inc.(a)(b)	17,894	342,670
AutoZone Inc.(a)	7,301	1,154,069
Barnes & Noble Inc.(b)	8,743	166,729
Bebe Stores Inc.	5,718	35,852
Bed Bath & Beyond Inc.(a)	64,087	2,475,681
Benihana Inc. Class A(a)	3,827	14,504
Best Buy Co. Inc.	82,151	3,241,678
Big 5 Sporting Goods Corp.	5,292	90,917
Big Lots Inc.(a)	20,573	596,206
BJ’s Restaurants Inc.(a)	5,200	97,864
BJ’s Wholesale Club Inc.(a)	13,716	448,650
Bob Evans Farms Inc.	7,377	213,564
Books-A-Million Inc.	1,716	11,532
Borders Group Inc.(a)	13,575	16,019
Brinker International Inc.	24,814	370,225
Brown Shoe Co. Inc.	10,155	100,230
Buckle Inc. (The)(b)	6,473	189,529

Buffalo Wild Wings Inc.(a)	4,742	190,960
Build-A-Bear Workshop Inc.(a)	3,632	17,760
Burger King Holdings Inc.	25,898	487,400
Cabela’s Inc.(a)(b)	9,018	128,597
California Pizza Kitchen Inc.(a)	4,627	62,233
Caribou Coffee Co. Inc.(a)(b)	1,664	12,846
CarMax Inc.(a)	53,614	1,300,140
Carrols Restaurant Group Inc.(a)	3,756	26,555
Casey’s General Stores Inc.	12,272	391,722
Cash America International Inc.	6,949	242,937
Cato Corp. (The) Class A	6,984	140,099
CEC Entertainment Inc.(a)	5,544	176,964
Charming Shoppes Inc.(a)	28,734	185,909
Cheesecake Factory Inc. (The)(a)	14,191	306,384
Chico’s FAS Inc.(a)	42,578	598,221
Children’s Place Retail Stores Inc. (The)(a)	5,273	174,062
Chipotle Mexican Grill Inc.(a)	7,706	679,361
Christopher & Banks Corp.	8,346	63,597
Citi Trends Inc.(a)	3,289	90,842
CKE Restaurants Inc.	11,089	93,813
Coldwater Creek Inc.(a)	14,340	63,956
Collective Brands Inc.(a)	15,262	347,516
Conn’s Inc.(a)(b)	2,804	16,375
Copart Inc.(a)	16,331	598,205
Costco Wholesale Corp.	106,053	6,275,156
Cracker Barrel Old Country Store Inc.	5,660	215,023
CVS Caremark Corp.	355,668	11,456,066
Darden Restaurants Inc.	33,537	1,176,143
Denny’s Corp.(a)	21,714	47,554
Destination Maternity Corp.(a)(b)	1,401	26,619
Dick’s Sporting Goods Inc.(a)	21,000	522,270
Dillard’s Inc. Class A	12,014	221,658
DineEquity Inc.(a)(b)	4,278	103,913
Dollar General Corp.(a)	8,357	187,448
Dollar Tree Inc.(a)	21,910	1,058,253
Domino’s Pizza Inc.(a)	10,118	84,789
Dress Barn Inc.(a)(b)	13,926	321,691
DSW Inc. Class A(a)	2,741	70,937
Einstein Noah Restaurant Group Inc.(a)	1,028	10,105
EZCORP Inc.(a)	11,598	199,602
Family Dollar Stores Inc.	34,104	949,114
FGX International Holdings Ltd.(a)	3,122	61,160
Finish Line Inc. (The) Class A	9,404	118,020
First Cash Financial Services Inc.(a)	5,830	129,368
Foot Locker Inc.	37,258	415,054
Fred’s Inc. Class A	9,244	94,289
Frisch’s Restaurants Inc.	778	18,555
Fuqi International Inc.(a)	3,300	59,235
GameStop Corp. Class A(a)	40,064	879,004
Gander Mountain Co.(a)(b)	1,323	6,747
Gap Inc. (The)	118,264	2,477,631
Genesco Inc.(a)	5,583	153,309
Group 1 Automotive Inc.(a)	5,591	158,505
Haverty Furniture Companies Inc.	4,581	62,897
hhgregg Inc.(a)	2,739	60,340
Hibbett Sports Inc.(a)	7,311	160,769
Home Depot Inc. (The)	414,408	11,988,823
Hot Topic Inc.(a)	10,200	64,872
HSN Inc.(a)	10,330	208,563
J. Crew Group Inc.(a)	12,151	543,636

J.C. Penney Co. Inc.	54,028	1,437,685
Jack in the Box Inc.(a)	13,786	271,171
Jo-Ann Stores Inc.(a)	6,841	247,918
Jos. A. Bank Clothiers Inc.(a)	4,253	179,434
Kenneth Cole Productions Inc. Class A(a)	2,379	22,957
Kirkland’s Inc.(a)	2,639	45,839
Kohl’s Corp.(a)	74,707	4,028,949
Krispy Kreme Doughnuts Inc.(a)	15,059	44,424
Landry’s Restaurants Inc.(a)	2,145	45,667
Limited Brands Inc.	65,492	1,260,066
Lithia Motors Inc. Class A(a)	6,142	50,487
Lowe’s Companies Inc.	360,141	8,423,698
Luby’s Inc.(a)(b)	5,218	19,202
lululemon athletica inc.(a)	9,653	290,555
Lumber Liquidators Inc.(a)	3,821	102,403
Macy’s Inc.	102,375	1,715,805
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,148	21,910
McDonald’s Corp.	269,502	16,827,705
Men’s Wearhouse Inc. (The)	12,788	269,315
Movado Group Inc.	4,166	40,494
MSC Industrial Direct Co. Inc. Class A	10,334	485,698
New York & Co. Inc.(a)	5,116	21,948
99 Cents Only Stores(a)	10,866	142,019
Nordstrom Inc.	40,597	1,525,635
Nu Skin Enterprises Inc. Class A	11,708	314,594
O’Charley’s Inc.(a)	3,339	21,870
Office Depot Inc.(a)	68,490	441,761
OfficeMax Inc.(a)	17,965	227,976
O’Reilly Automotive Inc.(a)	33,238	1,267,033
P.F. Chang’s China Bistro Inc.(a)(b)	6,043	229,090
Pacific Sunwear of California Inc.(a)	16,278	64,786
Panera Bread Co. Class A(a)	6,868	459,950
Pantry Inc. (The)(a)	5,328	72,408
Papa John’s International Inc.(a)	5,068	118,388
PC Connection Inc.(a)	2,092	14,121
PC Mall Inc.(a)	2,664	13,906
Penske Automotive Group Inc.(a)	9,801	148,779
Pep Boys - Manny, Moe & Jack (The)	12,072	102,129
PetSmart Inc.	30,884	824,294
Pier 1 Imports Inc.(a)	20,531	104,503
PriceSmart Inc.	4,528	92,552
RadioShack Corp.	30,633	597,344
Red Robin Gourmet Burgers Inc.(a)	3,817	68,324
Regis Corp.	13,882	216,143
Retail Ventures Inc.(a)	6,396	56,860
Rex Stores Corp.(a)	2,075	29,175
Rite Aid Corp.(a)(b)	138,240	208,742
Ross Stores Inc.	31,137	1,329,861
Ruby Tuesday Inc.(a)	15,687	112,946
rue21 Inc.(a)	1,661	46,657
Rush Enterprises Inc. Class A(a)	7,777	92,469
Ruth’s Hospitality Group Inc.(a)	4,429	9,257
Saks Inc.(a)(b)	29,802	195,501
Sally Beauty Holdings Inc.(a)	21,834	167,030
School Specialty Inc.(a)	5,080	118,821
Sears Holdings Corp.(a)(b)	12,192	1,017,422
Shoe Carnival Inc.(a)	2,120	43,396
Signet Jewelers Ltd.(a)	21,406	571,968
Sonic Automotive Inc.(a)	7,598	78,943

Sonic Corp.(a)	15,163	152,691
Sport Supply Group Inc.	2,772	34,899
Stage Stores Inc.	10,042	124,119
Staples Inc.	174,712	4,296,168
Starbucks Corp.(a)	179,851	4,147,364
Steak n Shake Co. (The)(a)	325	105,339
Stein Mart Inc.(a)	6,298	67,137
Susser Holdings Corp.(a)	1,856	15,943
Syms Corp.(a)	1,631	11,792
Systemax Inc.	2,507	39,385
Talbots Inc. (The)(a)(b)	5,382	47,954
Target Corp.	183,747	8,887,842
Texas Roadhouse Inc.(a)	12,294	138,062
Tiffany & Co.	30,485	1,310,855
Titan Machinery Inc.(a)	3,641	42,017
TJX Companies Inc. (The)	100,955	3,689,905
Tractor Supply Co.(a)	8,768	464,353
Tuesday Morning Corp.(a)	7,007	18,078
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,416	116,515
Under Armour Inc. Class A(a)	7,945	216,660
Urban Outfitters Inc.(a)	31,380	1,097,986
Vitamin Shoppe Inc.(a)	2,229	49,573
Walgreen Co.	242,304	8,897,403
Wal-Mart Stores Inc.	540,034	28,864,817
Wendy’s/Arby’s Group Inc. Class A	90,007	422,133
West Marine Inc.(a)	3,586	28,903
Wet Seal Inc. Class A(a)	26,789	92,422
Williams-Sonoma Inc.	23,162	481,306
World Fuel Services Corp.	14,430	386,580
Yum! Brands Inc.	112,752	3,942,937
Zale Corp.(a)(b)	4,401	11,971
Zumiez Inc.(a)	5,758	73,242

		175,240,308
SAVINGS & LOANS—0.29%
Abington Bancorp Inc.	5,582	38,460
Astoria Financial Corp.	20,741	257,811
BankFinancial Corp.	5,382	53,282
Beneficial Mutual Bancorp Inc.(a)	8,404	82,695
Berkshire Hills Bancorp Inc.	3,136	64,852
Brookline Bancorp Inc.	14,591	144,597
Brooklyn Federal Bancorp Inc.	829	8,323
Cape Bancorp Inc.(a)(b)	2,404	16,155
Capitol Federal Financial	5,157	162,239
Cheviot Financial Corp.(b)	655	4,840
Chicopee Bancorp Inc.(a)	1,613	20,130
Clifton Savings Bancorp Inc.	2,757	25,833
Danvers Bancorp Inc.	6,040	78,460
Dime Community Bancshares Inc.	6,076	71,211
ESB Financial Corp.(b)	2,023	26,744
ESSA Bancorp Inc.	4,153	48,590
First Defiance Financial Corp.(b)	1,734	19,577
First Financial Holdings Inc.	4,494	58,377
First Financial Northwest Inc.	5,473	35,848
First Niagara Financial Group Inc.	46,183	642,406
Flagstar Bancorp Inc.(a)	10,190	6,114
Flushing Financial Corp.	7,436	83,729
Fox Chase Bancorp Inc.(a)	1,539	14,651
Heritage Financial Group	456	3,306
Home Bancorp Inc.(a)	1,873	22,832

Home Federal Bancorp Inc.	3,763	50,086
Hudson City Bancorp Inc.	115,020	1,579,225
Investors Bancorp Inc.(a)	11,612	127,035
Kearny Financial Corp.	4,802	48,404
Kentucky First Federal Bancorp(b)	724	7,964
Legacy Bancorp Inc.	1,912	18,852
Meridian Interstate Bancorp Inc.(a)	2,556	22,212
NASB Financial Inc.	880	20,495
New York Community Bancorp Inc.	103,847	1,506,820
NewAlliance Bancshares Inc.	25,357	304,538
Northeast Community Bancorp Inc.(b)	1,395	9,165
Northwest Bancshares Inc.	9,675	109,521
OceanFirst Financial Corp.	2,065	23,335
Oritani Financial Corp.	2,800	38,444
People’s United Financial Inc.	84,259	1,407,125
Provident Financial Services Inc.	15,305	162,998
Provident New York Bancorp	7,644	64,515
Prudential Bancorp Inc. of Pennsylvania	999	9,510
Rockville Financial Inc.	2,014	21,147
Roma Financial Corp.	2,419	29,899
Territorial Bancorp Inc.(a)	2,999	54,132
TFS Financial Corp.	21,026	255,256
United Financial Bancorp Inc.	4,308	56,478
ViewPoint Financial Group	2,695	38,835
Washington Federal Inc.	27,380	529,529
Waterstone Financial Inc.(a)	2,106	4,317
Westfield Financial Inc.	7,203	59,425
WSFS Financial Corp.	1,522	39,009

		8,589,333
SEMICONDUCTORS—2.88%
Actel Corp.(a)	6,093	72,385
Advanced Analogic Technologies Inc.(a)	8,882	34,995
Advanced Micro Devices Inc.(a)	137,371	1,329,751
Altera Corp.	72,150	1,632,755
Amkor Technology Inc.(a)	27,814	199,148
ANADIGICS Inc.(a)	16,478	69,537
Analog Devices Inc.	71,087	2,244,927
Applied Materials Inc.	324,361	4,521,592
Applied Micro Circuits Corp.(a)	16,341	122,067
Atmel Corp.(a)	110,185	507,953
ATMI Inc.(a)	8,027	149,463
Broadcom Corp. Class A(a)	120,080	3,776,516
Brooks Automation Inc.(a)	16,767	143,861
Cabot Microelectronics Corp.(a)	5,508	181,544
Cavium Networks Inc.(a)	8,634	205,748
CEVA Inc.(a)	4,776	61,419
Cirrus Logic Inc.(a)	18,173	123,940
Cohu Inc.	5,299	73,921
Cree Inc.(a)	25,167	1,418,664
Cypress Semiconductor Corp.(a)	38,126	402,611
Diodes Inc.(a)	8,256	168,835
DSP Group Inc.(a)	4,973	27,998
EMCORE Corp.(a)(b)	17,687	18,925
Emulex Corp.(a)	20,362	221,946
Entegris Inc.(a)	32,149	169,747
Entropic Communications Inc.(a)	11,547	35,449
Exar Corp.(a)	8,452	60,094
Fairchild Semiconductor International Inc.(a)	29,479	294,495
FormFactor Inc.(a)	12,528	272,609

GSI Technology Inc.(a)	6,281	28,139
Hittite Microwave Corp.(a)	5,160	210,270
Integrated Device Technology Inc.(a)	40,155	259,803
Intel Corp.	1,364,259	27,830,884
International Rectifier Corp.(a)	17,071	377,611
Intersil Corp. Class A	30,334	465,324
IPG Photonics Corp.(a)	5,404	90,463
IXYS Corp.(a)	6,062	44,980
KLA-Tencor Corp.	41,497	1,500,532
Kopin Corp.(a)	16,501	68,974
Kulicke and Soffa Industries Inc.(a)	17,769	95,775
Lam Research Corp.(a)	31,168	1,222,097
Lattice Semiconductor Corp.(a)	26,704	72,101
Linear Technology Corp.	54,666	1,669,500
LSI Corp.(a)	159,130	956,371
Marvell Technology Group Ltd.(a)	126,279	2,620,289
Maxim Integrated Products Inc.	74,754	1,517,506
MEMC Electronic Materials Inc.(a)	54,789	746,226
Micrel Inc.	9,946	81,557
Microchip Technology Inc.	45,080	1,310,025
Micron Technology Inc.(a)	207,992	2,196,396
Microsemi Corp.(a)	19,770	350,918
Microtune Inc.(a)	12,468	28,178
MIPS Technologies Inc. Class A(a)	10,036	43,857
MKS Instruments Inc.(a)	11,733	204,272
Monolithic Power Systems Inc.(a)	8,152	195,403
National Semiconductor Corp.	55,510	852,634
NetLogic Microsystems Inc.(a)	4,618	213,629
Novellus Systems Inc.(a)	23,791	555,282
NVIDIA Corp.(a)	134,243	2,507,659
OmniVision Technologies Inc.(a)	12,720	184,822
ON Semiconductor Corp.(a)	103,874	915,130
Pericom Semiconductor Corp.(a)	6,086	70,172
Photronics Inc.(a)	14,021	62,393
PLX Technology Inc.(a)	6,588	21,279
PMC-Sierra Inc.(a)	54,163	469,052
Power Integrations Inc.	5,911	214,924
QLogic Corp.(a)	29,725	560,911
Rambus Inc.(a)(b)	25,141	613,440
Rovi Corp.(a)	24,688	786,807
Rubicon Technology Inc.(a)(b)	2,852	57,924
Rudolph Technologies Inc.(a)	6,877	46,213
Semtech Corp.(a)	15,031	255,677
Silicon Image Inc.(a)	20,429	52,707
Silicon Laboratories Inc.(a)	10,697	517,093
Skyworks Solutions Inc.(a)	41,397	587,423
Standard Microsystems Corp.(a)	5,325	110,654
Supertex Inc.(a)	2,657	79,179
Techwell Inc.(a)	3,495	46,134
Teradyne Inc.(a)	42,810	459,351
Tessera Technologies Inc.(a)	12,300	286,221
Texas Instruments Inc.	311,151	8,108,595
TriQuint Semiconductor Inc.(a)	36,760	220,560
Ultratech Inc.(a)	5,393	80,140
Varian Semiconductor Equipment Associates Inc.(a)	17,789	638,269
Veeco Instruments Inc.(a)	8,256	272,778
Virage Logic Corp.(a)	5,273	29,002
Volterra Semiconductor Corp.(a)	5,193	99,290
White Electronic Designs Corp.(a)	4,932	23,032

Xilinx Inc.	67,329	1,687,265
Zoran Corp.(a)	12,085	133,539

		84,549,526
SHIPBUILDING—0.00%
Todd Shipyards Corp.(b)	1,306	21,889

		21,889
SOFTWARE—4.57%
ACI Worldwide Inc.(a)	8,694	149,102
Activision Blizzard Inc.(a)	137,303	1,525,436
Actuate Corp.(a)	9,542	40,840
Acxiom Corp.(a)	17,053	228,851
Adobe Systems Inc.(a)	127,814	4,700,999
Advent Software Inc.(a)	3,671	149,520
Allscripts-Misys Healthcare Solutions Inc.(a)	15,380	311,137
American Reprographics Co.(a)	8,748	61,323
American Software Inc. Class A	5,408	32,448
AMICAS Inc.(a)	7,778	42,312
ANSYS Inc.(a)	21,412	930,565
ArcSight Inc.(a)	4,263	109,048
athenahealth Inc.(a)	8,133	367,937
Autodesk Inc.(a)	56,132	1,426,314
Automatic Data Processing Inc.	122,599	5,249,689
Avid Technology Inc.(a)	7,405	94,488
Blackbaud Inc.	10,429	246,437
Blackboard Inc.(a)	8,077	366,615
BMC Software Inc.(a)	45,430	1,821,743
Bottomline Technologies Inc.(a)	5,591	98,234
Broadridge Financial Solutions Inc.	34,397	775,996
CA Inc.	95,954	2,155,127
Callidus Software Inc.(a)	7,228	21,829
Cerner Corp.(a)(b)	16,521	1,361,991
China TransInfo Technology Corp.(a)	2,179	17,802
Citrix Systems Inc.(a)	44,353	1,845,528
CommVault Systems Inc.(a)	9,940	235,479
Computer Programs and Systems Inc.	2,610	120,191
Compuware Corp.(a)	60,590	438,066
Concur Technologies Inc.(a)	9,838	420,575
CSG Systems International Inc.(a)	8,273	157,932
Deltek Inc.(a)	5,094	39,631
DemandTec Inc.(a)	4,676	41,009
Digi International Inc.(a)	5,696	51,948
DivX Inc.(a)	9,503	53,597
Double-Take Software Inc.(a)	4,203	41,988
Dun & Bradstreet Corp. (The)	13,013	1,097,907
Ebix Inc.(a)	1,628	79,495
Eclipsys Corp.(a)	14,269	264,262
Electronic Arts Inc.(a)	79,273	1,407,096
Emdeon Inc. Class A(a)	6,729	102,617
Epicor Software Corp.(a)	13,487	102,771
EPIQ Systems Inc.(a)	7,652	107,051
Fair Isaac Corp.	12,237	260,770
FalconStor Software Inc.(a)	7,385	29,983
Fidelity National Information Services Inc.	80,685	1,891,256
Fiserv Inc.(a)	37,939	1,839,283
Global Defense Technology & Systems Inc.(a)	1,127	18,550
Global Payments Inc.	19,498	1,050,162
GSE Systems Inc.(a)	3,499	19,175
IMS Health Inc.	45,095	949,701

inContact Inc.(a)	8,079	23,671
infoGROUP Inc.(a)	7,481	59,998
Informatica Corp.(a)	21,218	548,697
InnerWorkings Inc.(a)	8,022	47,330
Interactive Intelligence Inc.(a)	2,964	54,656
Intuit Inc.(a)	79,165	2,431,157
JDA Software Group Inc.(a)	7,001	178,315
Lawson Software Inc.(a)	33,024	219,610
ManTech International Corp. Class A(a)	5,165	249,366
MedAssets Inc.(a)	9,437	200,159
Medidata Solutions Inc.(a)	1,765	27,534
Microsoft Corp.	1,882,556	57,399,132
MicroStrategy Inc. Class A(a)	2,363	222,169
MoneyGram International Inc.(a)	17,505	50,414
Monotype Imaging Holdings Inc.(a)	5,104	46,089
MSCI Inc. Class A(a)	24,490	778,782
NetSuite Inc.(a)(b)	3,901	62,338
Novell Inc.(a)	82,371	341,840
Nuance Communications Inc.(a)	53,139	825,780
Omnicell Inc.(a)	7,860	91,883
OPNET Technologies Inc.	3,242	39,520
Oracle Corp.	933,697	22,912,924
Parametric Technology Corp.(a)	28,877	471,850
Paychex Inc.	78,791	2,414,156
Pegasystems Inc.	4,051	137,734
Pervasive Software Inc.(a)	3,854	18,576
Phase Forward Inc.(a)	11,053	169,664
Phoenix Technologies Ltd.(a)	6,553	18,021
Progress Software Corp.(a)	9,910	289,471
PROS Holdings Inc.(a)	4,468	46,244
QAD Inc.	3,399	20,768
Quality Systems Inc.(b)	5,777	362,738
Quest Software Inc.(a)	14,720	270,848
Red Hat Inc.(a)	46,274	1,429,867
Renaissance Learning Inc.	1,943	22,072
Rosetta Stone Inc.(a)(b)	1,340	24,053
Salesforce.com Inc.(a)	26,495	1,954,536
Schawk Inc.	3,451	46,934
SeaChange International Inc.(a)	6,903	45,353
SEI Investments Co.	29,786	521,851
Smith Micro Software Inc.(a)	6,937	63,404
SolarWinds Inc.(a)	2,705	62,242
Solera Holdings Inc.	16,920	609,289
Sybase Inc.(a)	20,360	883,624
Synchronoss Technologies Inc.(a)	4,367	69,042
SYNNEX Corp.(a)	4,944	151,583
Take-Two Interactive Software Inc.(a)	20,817	209,211
Taleo Corp. Class A(a)	7,765	182,633
THQ Inc.(a)	16,034	80,811
Total System Services Inc.	39,406	680,542
Trident Microsystems Inc.(a)	13,298	24,734
Ultimate Software Group Inc.(a)	5,711	167,732
Unica Corp.(a)	2,109	16,345
VeriFone Holdings Inc.(a)	17,231	282,244
VMware Inc. Class A(a)	12,472	528,563

		134,039,905
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	8,289	116,792

		116,792

TELECOMMUNICATIONS—5.73%
Acme Packet Inc.(a)	9,145	100,595
Adaptec Inc.(a)	27,546	92,279
ADC Telecommunications Inc.(a)	23,575	146,401
ADTRAN Inc.	13,638	307,537
Airvana Inc.(a)	6,934	52,698
Alaska Communications Systems Group Inc.(b)	9,911	79,090
Amdocs Ltd.(a)	47,099	1,343,734
American Tower Corp. Class A(a)	97,198	4,199,926
Anaren Inc.(a)	3,910	58,846
Anixter International Inc.(a)	7,295	343,595
Applied Signal Technology Inc.	2,966	57,214
ARRIS Group Inc.(a)	30,974	354,033
Aruba Networks Inc.(a)	15,071	160,657
AT&T Inc.	1,441,158	40,395,659
Atheros Communications Inc.(a)	15,357	525,824
Atlantic Tele-Network Inc.	2,104	115,741
BigBand Networks Inc.(a)	6,959	23,939
Black Box Corp.	4,201	119,056
Cbeyond Inc.(a)	6,458	101,714
CenturyTel Inc.	72,857	2,638,152
Ciena Corp.(a)(b)	22,894	248,171
Cincinnati Bell Inc.(a)	49,832	171,920
Cisco Systems Inc.(a)	1,408,905	33,729,186
Clearwire Corp. Class A(a)(b)	16,143	109,127
CommScope Inc.(a)	22,848	606,157
Communications Systems Inc.	1,458	18,138
Comtech Telecommunications Corp.(a)	7,032	246,472
Consolidated Communications Holdings Inc.	5,463	95,603
Corning Inc.	379,664	7,331,312
CPI International Inc.(a)	1,691	22,389
Crown Castle International Corp.(a)	71,402	2,787,534
DigitalGlobe Inc.(a)	3,373	81,627
EchoStar Corp. Class A(a)	9,843	198,238
EMS Technologies Inc.(a)	3,570	51,765
Extreme Networks Inc.(a)	19,300	55,391
Frontier Communications Corp.	76,933	600,847
General Communication Inc. Class A(a)	9,390	59,908
GeoEye Inc.(a)	4,933	137,532
Global Crossing Ltd.(a)	7,812	111,321
Globecomm Systems Inc.(a)	4,781	37,387
Harmonic Inc.(a)	25,265	159,927
Harris Corp.	32,532	1,546,897
Harris Stratex Networks Inc.(a)	14,054	97,113
Hickory Tech Corp.	2,813	24,839
Hughes Communications Inc.(a)	2,437	63,435
Infinera Corp.(a)	19,976	177,187
InterDigital Inc.(a)	10,870	288,490
Iowa Telecommunications Services Inc.	8,584	143,868
Ixia(a)	6,802	50,607
JDS Uniphase Corp.(a)	53,163	438,595
Juniper Networks Inc.(a)	127,632	3,403,945
Knology Inc.(a)	8,276	90,622
KVH Industries Inc.(a)	3,192	47,082
Leap Wireless International Inc.(a)	14,383	252,422
Level 3 Communications Inc.(a)	397,349	607,944
LogMeIn Inc.(a)	1,809	36,090
Loral Space & Communications Inc.(a)	2,667	84,304
MasTec Inc.(a)	12,022	150,275

MetroPCS Communications Inc.(a)	62,032	473,304
Motorola Inc.(a)	559,858	4,344,498
NETGEAR Inc.(a)	8,045	174,496
Network Equipment Technologies Inc.(a)	6,169	24,984
NeuStar Inc. Class A(a)	17,919	412,854
Neutral Tandem Inc.(a)	7,907	179,884
Newport Corp.(a)	8,111	74,540
NII Holdings Inc.(a)	40,335	1,354,449
Novatel Wireless Inc.(a)	7,519	59,926
NTELOS Holdings Corp.	6,960	124,027
Oplink Communications Inc.(a)	5,213	85,441
Opnext Inc.(a)	4,363	8,290
PAETEC Holding Corp.(a)	29,767	123,533
ParkerVision Inc.(a)	5,498	10,061
Plantronics Inc.	11,600	301,368
Polycom Inc.(a)	20,698	516,829
Powerwave Technologies Inc.(a)	30,304	38,183
Preformed Line Products Co.	635	27,813
Premiere Global Services Inc.(a)	14,944	123,288
QUALCOMM Inc.	404,307	18,703,242
Qwest Communications International Inc.	361,600	1,522,336
RCN Corp.(a)	9,821	106,558
RF Micro Devices Inc.(a)	63,475	302,776
SAVVIS Inc.(a)	9,525	133,826
SBA Communications Corp. Class A(a)	28,280	966,045
Shenandoah Telecommunications Co.	5,412	110,134
ShoreTel Inc.(a)	11,511	66,534
Sonus Networks Inc.(a)	49,062	103,521
Sprint Nextel Corp.(a)	697,939	2,554,457
SureWest Communications(a)	3,136	31,235
Switch & Data Facilities Co. Inc.(a)	4,642	93,815
Sycamore Networks Inc.	4,523	94,576
Symmetricom Inc.(a)	10,777	56,040
Syniverse Holdings Inc.(a)	16,606	290,273
Tekelec(a)	16,656	254,504
Telephone and Data Systems Inc.	22,296	756,280
Tellabs Inc.(a)	97,904	556,095
3Com Corp.(a)	96,631	724,733
tw telecom inc.(a)	36,287	621,959
United States Cellular Corp.(a)	3,719	157,723
USA Mobility Inc.	5,365	59,069
UTStarcom Inc.(a)	24,832	54,382
Verizon Communications Inc.	693,882	22,988,311
Viasat Inc.(a)	6,739	214,165
Virgin Media Inc.	71,023	1,195,317
Windstream Corp.	109,408	1,202,394

		167,958,425
TEXTILES—0.06%
Cintas Corp.	32,260	840,373
G&K Services Inc. Class A	4,112	103,335
Mohawk Industries Inc.(a)	13,599	647,312
UniFirst Corp.	3,374	162,323

		1,753,343
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	30,636	982,190
JAKKS Pacific Inc.(a)	6,489	78,647
LeapFrog Enterprises Inc.(a)	8,012	31,327
Marvel Entertainment Inc.(a)	12,106	654,692

Mattel Inc.	88,075	1,759,739
RC2 Corp.(a)	5,309	78,308

		3,584,903
TRANSPORTATION—1.80%
Air Transport Services Group Inc.(a)	11,638	30,724
Alexander & Baldwin Inc.	10,141	347,126
American Commercial Lines Inc.(a)	2,241	41,078
Arkansas Best Corp.	6,047	177,963
Atlas Air Worldwide Holdings Inc.(a)	4,245	158,126
Bristow Group Inc.(a)	7,010	269,535
Burlington Northern Santa Fe Corp.	64,222	6,333,574
C.H. Robinson Worldwide Inc.	41,490	2,436,708
CAI International Inc.(a)	1,772	16,001
Celadon Group Inc.(a)	5,446	59,089
Con-way Inc.	12,126	423,319
CSX Corp.	95,662	4,638,650
DHT Maritime Inc.	10,999	40,476
Dynamex Inc.(a)	2,505	45,341
Eagle Bulk Shipping Inc.(a)	15,247	75,473
Echo Global Logistics Inc.(a)(b)	1,400	17,766
Expeditors International Washington Inc.	52,169	1,811,829
FedEx Corp.	76,086	6,349,377
Forward Air Corp.	7,038	176,302
Frontline Ltd.(b)	12,316	336,473
Genco Shipping & Trading Ltd.(a)(b)	5,917	132,422
General Maritime Corp.	11,580	80,944
Genesee & Wyoming Inc. Class A(a)	9,018	294,348
Golar LNG Ltd.(a)(b)	8,096	103,791
GulfMark Offshore Inc.(a)	5,558	157,347
Heartland Express Inc.	12,025	183,622
Horizon Lines Inc. Class A(b)	7,861	43,786
Hub Group Inc. Class A(a)	8,879	238,224
International Shipholding Corp.	1,516	47,102
J.B. Hunt Transport Services Inc.	21,334	688,448
Kansas City Southern Industries Inc.(a)	22,111	736,075
Kirby Corp.(a)	13,317	463,831
Knight Transportation Inc.	13,652	263,347
Knightsbridge Tankers Ltd.	4,132	54,790
Landstar System Inc.	12,678	491,526
Marten Transport Ltd.(a)	3,557	63,848
Nordic American Tanker Shipping Ltd.(b)	10,343	310,290
Norfolk Southern Corp.	89,710	4,702,598
Old Dominion Freight Line Inc.(a)	6,946	213,242
Overseas Shipholding Group Inc.	5,830	256,229
Pacer International Inc.(a)	8,389	26,509
Patriot Transportation Holding Inc.(a)	305	28,810
PHI Inc.(a)	3,285	68,000
RailAmerica Inc.(a)	5,401	65,892
Ryder System Inc.	13,864	570,781
Saia Inc.(a)	3,363	49,840
Ship Finance International Ltd.(b)	10,702	145,868
TBS International Ltd.(a)(b)	2,549	18,735
Teekay Corp.	10,438	242,266
Teekay Tankers Ltd. Class A(b)	3,305	28,192
Ultrapetrol (Bahamas) Ltd.(a)	5,750	27,370
Union Pacific Corp.	123,167	7,870,371
United Parcel Service Inc. Class B	168,960	9,693,235
Universal Truckload Services Inc.	1,209	21,883
USA Truck Inc.(a)	1,685	21,096

UTi Worldwide Inc.	24,830	355,566
Werner Enterprises Inc.	10,795	213,633
YRC Worldwide Inc.(a)(b)	13,374	11,232

		52,770,019
TRUCKING & LEASING—0.02%
Aircastle Ltd.	10,455	102,982
AMERCO(a)	2,069	102,871
GATX Corp.	11,733	337,324
Greenbrier Companies Inc. (The)	3,690	38,302
TAL International Group Inc.	3,773	49,917
Textainer Group Holdings Ltd.	1,665	28,139
Willis Lease Finance Corp.(a)	1,203	18,045

		677,580
WATER—0.06%
American States Water Co.	4,551	161,151
American Water Works Co. Inc.	15,200	340,632
Aqua America Inc.	33,120	579,931
Artesian Resources Corp. Class A	1,341	24,554
California Water Service Group	4,733	174,269
Connecticut Water Service Inc.	1,981	49,069
Consolidated Water Co. Ltd.	3,383	48,343
Middlesex Water Co.	3,260	57,474
Pennichuck Corp.	1,086	22,947
PICO Holdings Inc.(a)	5,473	179,131
SJW Corp.	3,534	79,762
Southwest Water Co.	5,551	32,695
York Water Co.(b)	2,511	36,435

		1,786,393

TOTAL COMMON STOCKS
(Cost: $3,538,362,837)		2,926,286,718

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	5,692	1,393

		1,393
TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	16,053	6,421

		6,421

TOTAL RIGHTS
(Cost: $0)		7,814

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	0

		0

TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.56%

MONEY MARKET FUNDS—1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(e)(f)	37,433,751	37,433,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	6,088,515	6,088,515
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(e)	2,253,648	2,253,648

		45,775,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,775,914)		45,775,914

TOTAL INVESTMENTS IN SECURITIES—101.36%
(Cost: $3,584,138,751)		2,972,070,446
Other Assets, Less Liabilities—(1.36)%		(39,916,636)

NET ASSETS—100.00%		$2,932,153,810

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.21%
APAC Customer Services Inc.(a)	1,414	$8,427
inVentiv Health Inc.(a)	634	10,252
Marchex Inc. Class B	1,089	5,532
Omnicom Group Inc.	17,916	701,411

		725,622
AEROSPACE & DEFENSE—2.11%
AAR Corp.(a)	182	4,182
AeroVironment Inc.(a)	759	22,072
Alliant Techsystems Inc.(a)	1,871	165,153
Argon ST Inc.(a)	609	13,227
BE Aerospace Inc.(a)	2,660	62,510
Boeing Co. (The)	3,402	184,150
Esterline Technologies Corp.(a)	555	22,627
GenCorp Inc.(a)	3,360	23,520
General Dynamics Corp.	1,873	127,682
Goodrich Corp.	7,096	455,918
HEICO Corp.	1,310	58,072
Kaman Corp.	1,257	29,024
LMI Aerospace Inc.(a)	287	3,817
Lockheed Martin Corp.	18,290	1,378,151
Northrop Grumman Corp.	2,198	122,758
Orbital Sciences Corp.(a)	3,118	47,581
Raytheon Co.	17,463	899,694
Rockwell Collins Inc.	9,142	506,101
Spirit AeroSystems Holdings Inc. Class A(a)	1,931	38,350
Teledyne Technologies Inc.(a)	675	25,893
TransDigm Group Inc.	2,268	107,707
United Technologies Corp.	44,140	3,063,757

		7,361,946
AGRICULTURE—3.38%
AgFeed Industries Inc.(a)(b)	1,751	8,755
Alico Inc.	176	5,009
Alliance One International Inc.(a)	3,704	18,076
Altria Group Inc.	118,857	2,333,163
Archer-Daniels-Midland Co.	20,753	649,776
Cadiz Inc.(a)(b)	566	6,775
Lorillard Inc.	8,561	686,849
Monsanto Co.	31,371	2,564,579
Philip Morris International Inc.	112,730	5,432,459
Tejon Ranch Co.(a)	608	17,766
Universal Corp.	133	6,066
Vector Group Ltd.(b)	2,210	30,940

		11,760,213
AIRLINES—0.36%
AirTran Holdings Inc.(a)	7,968	41,593
Alaska Air Group Inc.(a)	111	3,836
Allegiant Travel Co.(a)(b)	872	41,132

AMR Corp.(a)	19,192	148,354
Continental Airlines Inc. Class B(a)	7,926	142,034
Copa Holdings SA Class A	1,716	93,471
Delta Air Lines Inc.(a)	44,397	505,238
Hawaiian Holdings Inc.(a)	2,912	20,384
Republic Airways Holdings Inc.(a)	397	2,934
Southwest Airlines Co.	13,181	150,659
UAL Corp.(a)	9,104	117,533

		1,267,168
APPAREL—0.95%
American Apparel Inc.(a)	1,812	5,617
Carter’s Inc.(a)	2,532	66,465
Cherokee Inc.	528	9,409
Coach Inc.	18,308	668,791
Crocs Inc.(a)	1,725	9,919
Deckers Outdoor Corp.(a)	765	77,816
G-III Apparel Group Ltd.(a)	374	8,105
Guess? Inc.	3,388	143,312
Gymboree Corp.(a)	1,312	57,059
Hanesbrands Inc.(a)	5,494	132,460
K-Swiss Inc. Class A(a)	817	8,121
Liz Claiborne Inc.(a)	3,703	20,848
Maidenform Brands Inc.(a)	1,078	17,992
Nike Inc. Class B	20,763	1,371,811
Oxford Industries Inc.	472	9,761
Phillips-Van Heusen Corp.	1,909	77,658
Polo Ralph Lauren Corp.	2,969	240,430
Steven Madden Ltd.(a)	889	36,662
Timberland Co. Class A(a)	1,587	28,455
True Religion Apparel Inc.(a)	1,445	26,718
VF Corp.	1,129	82,688
Volcom Inc.(a)	967	16,188
Warnaco Group Inc. (The)(a)	2,600	109,694
Weyco Group Inc.	423	10,000
Wolverine World Wide Inc.	2,776	75,563

		3,311,542
AUTO MANUFACTURERS—0.25%
Force Protection Inc.(a)	3,979	20,731
Navistar International Corp.(a)	3,581	138,406
PACCAR Inc.	19,357	702,078

		861,215
AUTO PARTS & EQUIPMENT—0.36%
Amerigon Inc. Class A(a)	1,057	8,393
ArvinMeritor Inc.(a)	423	4,729
ATC Technology Corp.(a)	822	19,605
BorgWarner Inc.	6,176	205,167
China Automotive Systems Inc.(a)(b)	264	4,939
Cooper Tire & Rubber Co.	3,359	67,348
Dorman Products Inc.(a)	98	1,535
Federal Mogul Corp. Class A(a)	487	8,425
Fuel Systems Solutions Inc.(a)	789	32,538
Goodyear Tire & Rubber Co. (The)(a)	13,816	194,806
Johnson Controls Inc.	21,279	579,640
Standard Motor Products Inc.(a)	652	5,555
TRW Automotive Holdings Corp.(a)	940	22,447
WABCO Holdings Inc.	3,240	83,560
Wonder Auto Technology Inc.(a)	1,207	14,194

		1,252,881
BANKS—0.94%
Ames National Corp.	208	4,391

Arrow Financial Corp.	319	7,975
Bank of Marin Bancorp	230	7,489
Bank of New York Mellon Corp. (The)	14,204	397,286
Bank of the Ozarks Inc.	54	1,581
BOK Financial Corp.	388	18,438
Bridge Bancorp Inc.(b)	279	6,707
Bryn Mawr Bank Corp.	78	1,177
CapitalSource Inc.	2,089	8,293
Cardinal Financial Corp.	809	7,071
Cass Information Systems Inc.	486	14,774
Cathay General Bancorp	1,184	8,939
Centerstate Banks Inc.	102	1,029
Citizens Holding Co.	62	1,388
City Holding Co.	149	4,817
CNB Financial Corp.(b)	338	5,405
Commerce Bancshares Inc.	1,225	47,432
Enterprise Financial Services Corp.	359	2,768
First Financial Bankshares Inc.	635	34,436
First of Long Island Corp. (The)	53	1,338
Great Southern Bancorp Inc.	240	5,126
Hancock Holding Co.	247	10,816
Metro Bancorp Inc.(a)	66	830
Nara Bancorp Inc.(a)	440	4,990
Northern Trust Corp.	13,867	726,631
Orrstown Financial Services Inc.	129	4,500
Park National Corp.	40	2,355
Peapack-Gladstone Financial Corp.	92	1,167
Penns Woods Bancorp Inc.	145	4,704
PrivateBancorp Inc.	1,930	17,312
Republic Bancorp Inc. Class A	55	1,133
S.Y. Bancorp Inc.	274	5,850
Signature Bank(a)	1,887	60,195
Southside Bancshares Inc.	205	4,022
State Street Corp.	15,143	659,326
Suffolk Bancorp	383	11,375
SVB Financial Group(a)	167	6,962
Texas Capital Bancshares Inc.(a)	302	4,216
Tompkins Financial Corp.	170	6,885
TrustCo Bank Corp. NY	1,411	8,889
Wells Fargo & Co.	40,411	1,090,693
Westamerica Bancorporation	939	51,992
Wilshire Bancorp Inc.	77	631

		3,273,334
BEVERAGES—3.62%
Boston Beer Co. Inc. Class A(a)	482	22,461
Brown-Forman Corp. Class B NVS	4,365	233,833
Coca-Cola Bottling Co. Consolidated	265	14,315
Coca-Cola Co. (The)	104,656	5,965,392
Coca-Cola Enterprises Inc.	15,028	318,594
Diedrich Coffee Inc.(a)	247	8,608
Farmer Bros. Co.	214	4,224
Green Mountain Coffee Roasters Inc.(a)	1,985	161,718
Hansen Natural Corp.(a)	3,944	151,450
Molson Coors Brewing Co. Class B NVS	419	18,922
National Beverage Corp.(a)	488	6,764
Peet’s Coffee & Tea Inc.(a)	608	20,265
Pepsi Bottling Group Inc.	6,437	241,387
PepsiCo Inc.	89,468	5,439,654

		12,607,587
BIOTECHNOLOGY—2.84%
Abraxis BioScience Inc.(a)	396	16,058
Acorda Therapeutics Inc.(a)	2,160	54,475

Affymax Inc.(a)	995	24,616
Affymetrix Inc.(a)	3,470	20,265
Alexion Pharmaceuticals Inc.(a)	5,034	245,760
AMAG Pharmaceuticals Inc.(a)	953	36,243
American Oriental Bioengineering Inc.(a)(b)	1,284	5,971
Amgen Inc.(a)	58,188	3,291,695
Arena Pharmaceuticals Inc.(a)	5,533	19,642
ARIAD Pharmaceuticals Inc.(a)	7,362	16,785
ArQule Inc.(a)	1,148	4,236
ARYx Therapeutics Inc.(a)	1,138	3,653
BioCryst Pharmaceuticals Inc.(a)	1,172	7,571
Biogen Idec Inc.(a)	16,608	888,528
BioMimetic Therapeutics Inc.(a)	852	10,164
Bio-Rad Laboratories Inc. Class A(a)	1,087	104,852
Cambrex Corp.(a)	1,970	10,993
Cardium Therapeutics Inc.(a)(b)	2,451	1,667
Celera Corp.(a)	952	6,578
Celgene Corp.(a)	26,467	1,473,683
Cell Therapeutics Inc.(a)(b)	30,864	35,185
Celldex Therapeutics Inc.(a)	1,812	8,480
Charles River Laboratories International Inc.(a)	2,500	84,225
China-Biotics Inc.(a)	435	6,729
CryoLife Inc.(a)	1,482	9,514
Curis Inc.(a)	3,504	11,388
Cytokinetics Inc.(a)	2,101	6,114
Cytori Therapeutics Inc.(a)(b)	1,486	9,065
Enzo Biochem Inc.(a)	1,537	8,269
Enzon Pharmaceuticals Inc.(a)(b)	2,530	26,641
Exelixis Inc.(a)	5,940	43,778
Facet Biotech Corp.(a)	263	4,624
Genomic Health Inc.(a)	854	16,704
Genzyme Corp.(a)	15,511	760,194
Geron Corp.(a)(b)	2,543	14,114
GTx Inc.(a)(b)	1,027	4,313
Halozyme Therapeutics Inc.(a)	3,803	22,324
Harvard Bioscience Inc.(a)	1,314	4,691
Human Genome Sciences Inc.(a)	10,537	322,432
Idera Pharmaceuticals Inc.(a)(b)	1,594	8,241
Illumina Inc.(a)	7,028	215,408
ImmunoGen Inc.(a)	3,661	28,775
Immunomedics Inc.(a)	3,692	11,851
Incyte Corp.(a)	5,068	46,169
Integra LifeSciences Holdings Corp.(a)	1,124	41,341
InterMune Inc.(a)	2,064	26,915
Lexicon Pharmaceuticals Inc.(a)	3,452	5,868
Life Technologies Corp.(a)	8,960	467,981
Martek Biosciences Corp.(a)	339	6,421
Maxygen Inc.(a)	1,192	7,259
Micromet Inc.(a)	3,326	22,151
Millipore Corp.(a)	3,175	229,711
Molecular Insight Pharmaceuticals Inc.(a)	952	2,142
Momenta Pharmaceuticals Inc.(a)	2,523	31,815
Myriad Genetics Inc.(a)	5,451	142,271
Nanosphere Inc.(a)	822	5,294
Nektar Therapeutics(a)	5,255	48,977
Novavax Inc.(a)(b)	3,815	10,148
Omeros Corp.(a)	364	2,555
OncoGenex Pharmaceutical Inc.(a)(b)	225	5,013
Optimer Pharmaceuticals Inc.(a)	1,536	17,326
Orexigen Therapeutics Inc.(a)(b)	1,640	12,202
Oxigene Inc.(a)(b)	2,292	2,613
PDL BioPharma Inc.	6,642	45,564
Protalix BioTherapeutics Inc.(a)(b)	1,985	13,141
Regeneron Pharmaceuticals Inc.(a)	3,615	87,411

Repligen Corp.(a)	1,654	6,798
RTI Biologics Inc.(a)	1,124	4,316
Sangamo BioSciences Inc.(a)	2,641	15,635
Savient Pharmaceuticals Inc.(a)	4,014	54,631
Seattle Genetics Inc.(a)	4,784	48,605
Sequenom Inc.(a)(b)	3,303	13,674
StemCells Inc.(a)	5,774	7,275
SuperGen Inc.(a)	2,305	6,039
Talecris Biotherapeutics Holdings Corp.(a)	2,879	64,115
Vertex Pharmaceuticals Inc.(a)	11,175	478,849
Vical Inc.(a)(b)	3,042	10,008

		9,896,727
BUILDING MATERIALS—0.17%
AAON Inc.	685	13,351
Apogee Enterprises Inc.	102	1,428
Armstrong World Industries Inc.(a)	500	19,465
Broadwind Energy Inc.(a)	1,775	14,360
Builders FirstSource Inc.(a)	6	23
Drew Industries Inc.(a)	613	12,658
Eagle Materials Inc.	2,500	65,125
Lennox International Inc.	2,653	103,573
Martin Marietta Materials Inc.(b)	972	86,907
Masco Corp.	9,658	133,377
NCI Building Systems Inc.(a)	195	353
Owens Corning(a)	2,136	54,767
Quanex Building Products Corp.	1,277	21,671
Simpson Manufacturing Co. Inc.	1,674	45,014
Trex Co. Inc.(a)(b)	781	15,308

		587,380
CHEMICALS—1.66%
Air Products and Chemicals Inc.	4,142	335,751
Albemarle Corp.	299	10,875
American Vanguard Corp.	137	1,137
Arch Chemicals Inc.	232	7,164
Ashland Inc.	285	11,292
Balchem Corp.	992	33,242
Celanese Corp. Series A	8,222	263,926
CF Industries Holdings Inc.	2,300	208,794
Chase Corp.	48	567
China Green Agriculture Inc.(a)(b)	578	8,497
E.I. du Pont de Nemours and Co.	17,248	580,740
Ecolab Inc.	13,629	607,581
FMC Corp.	3,533	197,000
Hawkins Inc.(b)	457	9,976
International Flavors & Fragrances Inc.	4,243	174,557
Intrepid Potash Inc.(a)(b)	2,178	63,532
Landec Corp.(a)	1,469	9,167
Lubrizol Corp.	3,428	250,073
Mosaic Co. (The)	9,135	545,634
NewMarket Corp.	581	66,681
NL Industries Inc.	215	1,492
Olin Corp.	407	7,131
OMNOVA Solutions Inc.(a)	2,441	14,963
PolyOne Corp.(a)	834	6,230
Praxair Inc.	17,680	1,419,881
RPM International Inc.	3,863	78,535
Sherwin-Williams Co. (The)	4,863	299,804
Sigma-Aldrich Corp.	7,062	356,843
Stepan Co.	383	24,822
Symyx Technologies Inc.(a)	1,608	8,844
Terra Industries Inc.	3,894	125,348
Valhi Inc.	121	1,690

W.R. Grace & Co.(a)	1,218	30,876
Zep Inc.	1,403	24,300

		5,786,945
COAL—0.50%
Alpha Natural Resources Inc.(a)	6,917	300,059
Cloud Peak Energy Inc.(a)	723	10,527
CONSOL Energy Inc.	10,424	519,115
James River Coal Co.(a)	1,572	29,129
Massey Energy Co.	3,906	164,091
Peabody Energy Corp.	15,401	696,279
Westmoreland Coal Co.(a)	464	4,134

		1,723,334
COMMERCIAL SERVICES—3.30%
Aaron’s Inc.	2,720	75,426
ABM Industries Inc.	589	12,169
Administaff Inc.	1,169	27,577
Advance America Cash Advance Centers Inc.	2,315	12,871
Advisory Board Co. (The)(a)	882	27,042
Alliance Data Systems Corp.(a)	3,040	196,354
American Caresource Holdings Inc.(a)	595	1,428
American Public Education Inc.(a)	1,033	35,494
AMN Healthcare Services Inc.(a)	1,714	15,529
Apollo Group Inc. Class A(a)	7,660	464,043
Arbitron Inc.	1,498	35,083
Avis Budget Group Inc.(a)	3,348	43,926
Bridgepoint Education Inc.(a)	781	11,731
Brink’s Home Security Holdings Inc.(a)	2,613	85,288
Capella Education Co.(a)	844	63,553
Cardtronics Inc.(a)	559	6,188
Career Education Corp.(a)	3,662	85,361
CBIZ Inc.(a)	2,384	18,357
CDI Corp.	146	1,891
Cenveo Inc.(a)	3,320	29,050
Chemed Corp.	1,296	62,169
ChinaCast Education Corp.(a)	1,644	12,429
Coinstar Inc.(a)	1,792	49,782
Convergys Corp.(a)	707	7,600
Corinthian Colleges Inc.(a)	4,682	64,471
Corporate Executive Board Co. (The)	2,055	46,895
Corrections Corp. of America(a)	757	18,584
CorVel Corp.(a)	466	15,630
CoStar Group Inc.(a)(b)	1,093	45,655
CPI Corp.	269	3,303
CRA International Inc.(a)	530	14,124
Cross Country Healthcare Inc.(a)	401	3,974
Deluxe Corp.	1,703	25,187
DeVry Inc.	3,638	206,384
Diamond Management & Technology Consultants Inc.	1,236	9,109
Dollar Financial Corp.(a)	1,296	30,663
DynCorp International Inc.(a)	166	2,382
Education Management Corp.(a)	835	18,378
Emergency Medical Services Corp. Class A(a)	1,673	90,593
Equifax Inc.	5,633	174,003
Euronet Worldwide Inc.(a)	2,428	53,295
ExlService Holdings Inc.(a)	884	16,053
Exponent Inc.(a)	767	21,353
Forrester Research Inc.(a)	827	21,461
Franklin Covey Co.(a)	715	4,504
FTI Consulting Inc.(a)	2,933	138,320
Gartner Inc.(a)	3,448	62,202
Genpact Ltd.(a)	3,553	52,940
GEO Group Inc. (The)(a)	2,341	51,221

Global Cash Access Inc.(a)	2,074	15,534
Grand Canyon Education Inc.(a)	893	16,976
Great Lakes Dredge & Dock Corp.	2,094	13,569
H&R Block Inc.	19,679	445,139
Hackett Group Inc. (The)(a)	1,663	4,623
Healthcare Services Group Inc.	2,625	56,332
Heartland Payment Systems Inc.	2,125	27,901
Hewitt Associates Inc. Class A(a)	4,767	201,453
Hill International Inc.(a)	1,248	7,788
Hillenbrand Inc.	1,356	25,547
HMS Holdings Corp.(a)	1,467	71,428
Huron Consulting Group Inc.(a)	1,229	28,316
ICF International Inc.(a)	494	13,239
ICT Group Inc.(a)	596	9,733
Interactive Data Corp.	926	23,428
Iron Mountain Inc.(a)	10,509	239,185
ITT Educational Services Inc.(a)	2,240	214,950
K12 Inc.(a)	1,337	27,101
Kelly Services Inc. Class A(a)	157	1,873
Kendle International Inc.(a)	180	3,296
Kenexa Corp.(a)	1,327	17,317
Korn/Ferry International(a)	175	2,887
Landauer Inc.	324	19,894
Learning Tree International Inc.(a)	476	5,683
Lender Processing Services Inc.	5,458	221,922
Lincoln Educational Services Corp.(a)	547	11,853
Mac-Gray Corp.(a)	110	1,133
MasterCard Inc. Class A	4,896	1,253,278
MAXIMUS Inc.	918	45,900
McGrath RentCorp	189	4,226
McKesson Corp.	7,697	481,062
Medifast Inc.(a)	724	22,140
Michael Baker Corp.(a)	437	18,092
Midas Inc.(a)	717	6,059
Monro Muffler Brake Inc.	939	31,400
Monster Worldwide Inc.(a)	4,220	73,428
Moody’s Corp.	10,745	287,966
Morningstar Inc.(a)	1,123	54,286
Multi-Color Corp.	439	5,360
National Research Corp.	70	1,449
Navigant Consulting Inc.(a)	2,939	43,674
Net 1 UEPS Technologies Inc.(a)	1,861	36,141
Nobel Learning Communities Inc.(a)	214	1,624
Odyssey Marine Exploration Inc.(a)	4,337	6,115
On Assignment Inc.(a)	226	1,616
PAREXEL International Corp.(a)	3,405	48,010
Pharmaceutical Product Development Inc.	5,965	139,820
Pre-Paid Legal Services Inc.(a)(b)	437	17,952
Princeton Review Inc. (The)(a)	712	2,891
Providence Service Corp. (The)(a)	457	7,221
QC Holdings Inc.	198	952
R.R. Donnelley & Sons Co.	3,003	66,877
Resources Connection Inc.(a)	2,672	56,700
Rewards Network Inc.	116	1,466
RiskMetrics Group Inc.(a)	1,144	18,201
Robert Half International Inc.	8,732	233,406
Rollins Inc.	2,543	49,029
RSC Holdings Inc.(a)	3,164	22,275
Saba Software Inc.(a)(b)	1,351	5,593
SAIC Inc.(a)	16,885	319,802
Sotheby’s	3,588	80,658
Standard Parking Corp.(a)	11	175
StarTek Inc.(a)	115	860
Steiner Leisure Ltd.(a)	475	18,886

Strayer Education Inc.(b)	807	171,479
SuccessFactors Inc.(a)(b)	2,686	44,534
Team Inc.(a)	983	18,490
TeleTech Holdings Inc.(a)	1,766	35,373
Ticketmaster Entertainment Inc.(a)	2,128	26,004
TNS Inc.(a)	1,436	36,891
Transcend Services Inc.(a)	345	7,369
Universal Technical Institute Inc.(a)	1,112	22,462
Valassis Communications Inc.(a)	2,217	40,482
Verisk Analytics Inc. Class A(a)	4,228	128,024
Viad Corp.	123	2,537
Visa Inc. Class A	25,830	2,259,092
Watson Wyatt Worldwide Inc. Class A	1,985	94,327
Weight Watchers International Inc.	182	5,307
Western Union Co.	40,368	760,937
Wright Express Corp.(a)	2,180	69,455

		11,486,478
COMPUTERS—9.42%
Affiliated Computer Services Inc. Class A(a)	3,147	187,844
Apple Inc.(a)	51,293	10,815,642
Brocade Communications Systems Inc.(a)	8,527	65,061
CACI International Inc. Class A(a)	198	9,672
Cadence Design Systems Inc.(a)	15,042	90,102
Cognizant Technology Solutions Corp. Class A(a)	16,839	762,807
Compellent Technologies Inc.(a)	1,056	23,950
Computer Task Group Inc.(a)	793	6,352
Cray Inc.(a)	1,509	9,688
Dell Inc.(a)	98,408	1,413,139
Diebold Inc.	3,315	94,312
DST Systems Inc.(a)	1,935	84,269
Echelon Corp.(a)	1,498	17,317
eLoyalty Corp.(a)	502	3,449
EMC Corp.(a)	11,964	209,011
FactSet Research Systems Inc.	2,423	159,603
Fortinet Inc.(a)	531	9,330
Furmanite Corp.(a)	1,440	5,486
Hewlett-Packard Co.	106,374	5,479,325
iGATE Corp.	1,619	16,190
IHS Inc. Class A(a)	2,726	149,412
Imation Corp.(a)	160	1,395
Immersion Corp.(a)	1,812	8,281
Innodata Isogen Inc.(a)	1,173	6,498
Insight Enterprises Inc.(a)	463	5,287
Integral Systems Inc.(a)	264	2,286
International Business Machines Corp.	75,975	9,945,127
Isilon Systems Inc.(a)	1,311	8,993
Jack Henry & Associates Inc.	4,778	110,467
Limelight Networks Inc.(a)	1,829	7,188
LivePerson Inc.(a)	2,314	16,129
Manhattan Associates Inc.(a)	1,312	31,527
Maxwell Technologies Inc.(a)	1,295	23,103
Mentor Graphics Corp.(a)	314	2,773
MICROS Systems Inc.(a)	4,576	141,993
MTS Systems Corp.	95	2,730
NCI Inc. Class A(a)	346	9,567
NCR Corp.(a)	9,046	100,682
NetApp Inc.(a)	19,185	659,772
Netezza Corp.(a)	2,678	25,977
NetScout Systems Inc.(a)	1,326	19,413
Palm Inc.(a)(b)	8,379	84,125
PAR Technology Corp.(a)	326	1,884
Quantum Corp.(a)	11,787	34,536
Radiant Systems Inc.(a)	1,758	18,283

RadiSys Corp.(a)	1,305	12,463
Riverbed Technology Inc.(a)	3,206	73,642
SanDisk Corp.(a)	6,243	180,985
Seagate Technology	25,365	461,389
Sigma Designs Inc.(a)(b)	1,172	12,540
Silicon Graphics International Corp.(a)	148	1,037
SRA International Inc. Class A(a)	676	12,912
STEC Inc.(a)(b)	1,416	23,137
Stratasys Inc.(a)	1,064	18,386
Super Micro Computer Inc.(a)	1,000	11,120
Sykes Enterprises Inc.(a)	2,072	52,774
Synaptics Inc.(a)(b)	1,983	60,779
Synopsys Inc.(a)	5,156	114,876
Syntel Inc.	795	30,234
Teradata Corp.(a)	8,050	253,011
3D Systems Corp.(a)	970	10,961
3PAR Inc.(a)	1,451	17,194
Tier Technologies Inc. Class B(a)	595	4,760
Tyler Technologies Inc.(a)	1,792	35,679
Unisys Corp.(a)	119	4,589
Virtusa Corp.(a)	760	6,886
Western Digital Corp.(a)	11,514	508,343

		32,787,674
COSMETICS & PERSONAL CARE—2.98%
Alberto-Culver Co.	4,138	121,202
Avon Products Inc.	24,563	773,734
Bare Escentuals Inc.(a)	3,811	46,609
Chattem Inc.(a)	1,046	97,592
Colgate-Palmolive Co.	28,717	2,359,102
Estee Lauder Companies Inc. (The) Class A	6,443	311,583
Inter Parfums Inc.	43	523
Procter & Gamble Co. (The)	109,794	6,656,810
Revlon Inc. Class A(a)	599	10,189

		10,377,344
DISTRIBUTION & WHOLESALE—0.33%
Beacon Roofing Supply Inc.(a)	2,128	34,048
BMP Sunstone Corp.(a)(b)	1,333	7,585
Brightpoint Inc.(a)	2,845	20,911
Chindex International Inc.(a)	589	8,323
Core-Mark Holding Co. Inc.(a)	180	5,933
Fastenal Co.	7,570	315,215
Houston Wire & Cable Co.	437	5,200
LKQ Corp.(a)	8,005	156,818
MWI Veterinary Supply Inc.(a)	661	24,920
Owens & Minor Inc.	1,907	81,868
Pool Corp.	1,485	28,334
Rentrak Corp.(a)	530	9,365
ScanSource Inc.(a)	92	2,456
W.W. Grainger Inc.	3,529	341,713
Watsco Inc.	1,406	68,866
WESCO International Inc.(a)	1,278	34,519

		1,146,074
DIVERSIFIED FINANCIAL SERVICES—1.94%
Affiliated Managers Group Inc.(a)	2,365	159,283
American Express Co.	10,636	430,971
AmeriCredit Corp.(a)	1,548	29,474
Ameriprise Financial Inc.	1,160	45,031
Artio Global Investors Inc. Class A(a)	293	7,469
Asset Acceptance Capital Corp.(a)	619	4,197
BGC Partners Inc. Class A	1,312	6,061
BlackRock Inc.(c)	619	143,732

Broadpoint Gleacher Securities Inc.(a)	3,004	13,398
Calamos Asset Management Inc. Class A	79	911
Capital One Financial Corp.	7,285	279,307
Charles Schwab Corp. (The)	54,549	1,026,612
CME Group Inc.	225	75,589
Cohen & Steers Inc.(b)	555	12,676
CompuCredit Holdings Corp.	436	1,452
Cowen Group Inc. Class A(a)	167	989
Credit Acceptance Corp.(a)	379	15,956
Diamond Hill Investment Group Inc.	80	5,138
Duff & Phelps Corp. Class A	920	16,799
Eaton Vance Corp.	6,651	202,257
Epoch Holding Corp.	951	9,938
Evercore Partners Inc. Class A	239	7,266
FBR Capital Markets Corp.(a)	79	488
Federated Investors Inc. Class B	4,772	131,230
Financial Federal Corp.	523	14,382
Franklin Resources Inc.	3,915	412,445
GAMCO Investors Inc. Class A	244	11,783
GFI Group Inc.	3,876	17,713
GLG Partners Inc.(a)(b)	10,821	34,844
Goldman Sachs Group Inc. (The)	1,791	302,392
Greenhill & Co. Inc.	1,165	93,480
IntercontinentalExchange Inc.(a)	4,208	472,558
International Assets Holding Corp.(a)	225	3,271
Invesco Ltd.	1,902	44,678
Investment Technology Group Inc.(a)	209	4,117
Janus Capital Group Inc.	9,024	121,373
Jefferies Group Inc.(a)	5,014	118,982
JMP Group Inc.	79	768
KBW Inc.(a)	925	25,308
Knight Capital Group Inc. Class A(a)	2,682	41,303
Lazard Ltd. Class A	4,375	166,119
MarketAxess Holdings Inc.	1,811	25,173
MF Global Ltd.(a)	1,642	11,412
Morgan Stanley	18,165	537,684
NASDAQ OMX Group Inc. (The)(a)	3,438	68,141
Nelnet Inc. Class A	383	6,599
NewStar Financial Inc.(a)	342	1,341
NYSE Euronext Inc.	3,825	96,772
optionsXpress Holdings Inc.	2,564	39,614
Penson Worldwide Inc.(a)	681	6,170
Portfolio Recovery Associates Inc.(a)(b)	873	39,180
Pzena Investment Management Inc. Class A(a)	446	3,630
SLM Corp.(a)	5,796	65,321
Stifel Financial Corp.(a)	1,730	102,485
Student Loan Corp. (The)	24	1,118
SWS Group Inc.	79	956
T. Rowe Price Group Inc.	14,718	783,733
TD AMERITRADE Holding Corp.(a)	15,197	294,518
Teton Advisors Inc. Class B(d)	2	32
Thomas Weisel Partners Group Inc.(a)	117	442
TradeStation Group Inc.(a)	487	3,842
U.S. Global Investors Inc. Class A	564	6,943
Waddell & Reed Financial Inc. Class A	5,016	153,189
Westwood Holdings Group Inc.	246	8,940

		6,768,975
ELECTRIC—0.76%
AES Corp. (The)(a)	31,058	413,382
Allegheny Energy Inc.	5,926	139,142
Calpine Corp.(a)	10,364	114,004
CenterPoint Energy Inc.	18,773	272,396
Constellation Energy Group Inc.	8,823	310,305

DPL Inc.	831	22,936
EnerNOC Inc.(a)(b)	834	25,345
Exelon Corp.	3,278	160,196
FPL Group Inc.	3,072	162,263
Integrys Energy Group Inc.	952	39,974
ITC Holdings Corp.	2,853	148,613
NV Energy Inc.	5,708	70,665
Ormat Technologies Inc.	1,112	42,078
Pike Electric Corp.(a)	290	2,691
PPL Corp.	21,670	700,158
U.S. Geothermal Inc.(a)	3,304	5,055

		2,629,203
ELECTRICAL COMPONENTS & EQUIPMENT—0.80%
A123 Systems Inc.(a)	1,105	24,796
Advanced Battery Technologies Inc.(a)	3,360	13,440
Advanced Energy Industries Inc.(a)	1,455	21,941
American Superconductor Corp.(a)(b)	2,502	102,332
AMETEK Inc.	6,139	234,755
Emerson Electric Co.	43,201	1,840,363
Energizer Holdings Inc.(a)	3,325	203,756
Energy Conversion Devices Inc.(a)(b)	1,957	20,685
GrafTech International Ltd.(a)	2,672	41,550
Graham Corp.	539	11,157
Greatbatch Inc.(a)	952	18,307
Harbin Electric Inc.(a)	981	20,150
Hubbell Inc. Class B	381	18,021
Lihua International Inc.(a)	104	1,087
Molex Inc.	644	13,878
NIVS IntelliMedia Technology Group Inc.(a)	463	1,195
Powell Industries Inc.(a)	498	15,702
Power-One Inc.(a)(b)	249	1,083
PowerSecure International Inc.(a)	95	685
SatCon Technology Corp.(a)(b)	2,399	6,765
SmartHeat Inc.(a)(b)	706	10,251
SunPower Corp. Class A(a)	5,511	130,500
Ultralife Corp.(a)	669	2,890
Universal Display Corp.(a)(b)	1,541	19,047
Valence Technology Inc.(a)(b)	1,890	1,720
Vicor Corp.(a)	324	3,013

		2,779,069
ELECTRONICS—1.10%
Agilent Technologies Inc.(a)	19,787	614,782
American Science and Engineering Inc.	544	41,257
Amphenol Corp. Class A	9,858	455,242
Analogic Corp.	470	18,100
Arrow Electronics Inc.(a)	2,831	83,826
Avnet Inc.(a)	2,891	87,193
AVX Corp.	588	7,450
Badger Meter Inc.	841	33,489
Benchmark Electronics Inc.(a)	388	7,337
Checkpoint Systems Inc.(a)	518	7,899
China Security & Surveillance Technology Inc.(a)	1,890	14,440
Cogent Inc.(a)	2,422	25,165
CTS Corp.	93	895
Cubic Corp.	890	33,197
Daktronics Inc.	1,831	16,864
DDi Corp.(a)	122	597
Dionex Corp.(a)	1,007	74,387
Dolby Laboratories Inc. Class A(a)	3,001	143,238
FARO Technologies Inc.(a)	889	19,060
FEI Co.(a)	1,969	45,996
FLIR Systems Inc.(a)	8,596	281,261

Garmin Ltd.(b)	5,266	161,666
Gentex Corp.	8,050	143,692
ICx Technologies Inc.(a)	566	5,388
II-VI Inc.(a)	958	30,464
Itron Inc.(a)	2,117	143,046
Jabil Circuit Inc.	5,372	93,312
L-1 Identity Solutions Inc.(a)	3,328	24,927
LaBarge Inc.(a)	587	7,073
MEMSIC Inc.(a)	78	256
Methode Electronics Inc.	239	2,075
Mettler-Toledo International Inc.(a)	1,940	203,681
Multi-Fineline Electronix Inc.(a)	619	17,561
National Instruments Corp.	3,257	95,919
NVE Corp.(a)	248	10,245
OSI Systems Inc.(a)	665	18,141
Park Electrochemical Corp.	667	18,436
PerkinElmer Inc.	1,454	29,938
Plexus Corp.(a)	762	21,717
RAE Systems Inc.(a)(b)	3,759	4,135
Rofin-Sinar Technologies Inc.(a)	737	17,401
Rogers Corp.(a)	243	7,365
SRS Labs Inc.(a)	682	4,999
Taser International Inc.(a)	3,584	15,698
Thermo Fisher Scientific Inc.(a)	1,942	92,614
Thomas & Betts Corp.(a)	951	34,036
Trimble Navigation Ltd.(a)	6,840	172,368
Varian Inc.(a)	383	19,740
Vishay Intertechnology Inc.(a)	2,242	18,721
Waters Corp.(a)	5,549	343,816
Woodward Governor Co.	2,805	72,285

		3,842,390
ENERGY - ALTERNATE SOURCES—0.15%
Ascent Solar Technologies Inc.(a)	360	1,908
Clean Energy Fuels Corp.(a)(b)	2,062	31,775
Comverge Inc.(a)	1,105	12,420
Ener1 Inc.(a)	2,895	18,354
Evergreen Energy Inc.(a)(b)	6,546	2,245
Evergreen Solar Inc.(a)	5,646	8,525
First Solar Inc.(a)(b)	2,970	402,138
FuelCell Energy Inc.(a)(b)	3,360	12,634
GT Solar International Inc.(a)(b)	1,930	10,731
Syntroleum Corp.(a)	3,520	9,363

		510,093
ENGINEERING & CONSTRUCTION—0.43%
AECOM Technology Corp.(a)	5,384	148,060
Argan Inc.(a)	415	5,972
EMCOR Group Inc.(a)	1,171	31,500
ENGlobal Corp.(a)	1,442	4,513
Fluor Corp.	10,383	467,650
Granite Construction Inc.	251	8,449
Jacobs Engineering Group Inc.(a)	7,175	269,852
McDermott International Inc.(a)	13,283	318,925
Mistras Group Inc.(a)	362	5,452
MYR Group Inc.(a)	970	17,538
Orion Marine Group Inc.(a)	1,544	32,517
Shaw Group Inc. (The)(a)	3,877	111,464
Stanley Inc.(a)	669	18,337
Sterling Construction Co. Inc.(a)	71	1,362
URS Corp.(a)	609	27,113
VSE Corp.	214	9,647

		1,478,351

ENTERTAINMENT—0.16%
Bally Technologies Inc.(a)	3,119	128,784
Carmike Cinemas Inc.(a)	582	4,400
Cinemark Holdings Inc.	1,643	23,610
Dover Downs Gaming & Entertainment Inc.	747	2,824
Great Wolf Resorts Inc.(a)	150	355
International Game Technology	14,115	264,939
Isle of Capri Casinos Inc.(a)	872	6,523
Lakes Entertainment Inc.(a)	376	944
National CineMedia Inc.	150	2,485
Pinnacle Entertainment Inc.(a)	1,813	16,281
Reading International Inc. Class A(a)	196	794
Regal Entertainment Group Class A	2,349	33,920
Scientific Games Corp. Class A(a)	3,705	53,908
Shuffle Master Inc.(a)	3,175	26,162
Warner Music Group Corp.(a)	99	560
Youbet.com Inc.(a)	1,836	5,269

		571,758
ENVIRONMENTAL CONTROL—0.56%
American Ecology Corp.	1,125	19,170
Calgon Carbon Corp.(a)	3,320	46,148
Clean Harbors Inc.(a)	1,157	68,969
Darling International Inc.(a)	4,971	41,657
Energy Recovery Inc.(a)(b)	1,888	12,989
EnergySolutions Inc.	402	3,413
Fuel Tech Inc.(a)(b)	667	5,449
Heritage-Crystal Clean Inc.(a)	144	1,506
Met-Pro Corp.	801	8,507
Mine Safety Appliances Co.	1,404	37,248
Nalco Holding Co.	7,885	201,146
Perma-Fix Environmental Services Inc.(a)	3,017	6,849
Republic Services Inc.	5,835	165,189
Stericycle Inc.(a)	4,869	268,623
Tetra Tech Inc.(a)	3,437	93,383
Waste Connections Inc.(a)	3,361	112,056
Waste Management Inc.	25,402	858,842
Waste Services Inc.(a)	113	1,029

		1,952,173
FOOD—1.51%
American Dairy Inc.(a)(b)	610	13,225
American Italian Pasta Co. Class A(a)	844	29,363
Arden Group Inc. Class A	60	5,737
B&G Foods Inc. Class A	289	2,653
Calavo Growers Inc.	553	9,401
Cal-Maine Foods Inc.	852	29,036
Campbell Soup Co.	7,636	258,097
Dean Foods Co.(a)	10,274	185,343
Diamond Foods Inc.	692	24,594
Dole Food Co. Inc.(a)	1,339	16,617
Flowers Foods Inc.	3,652	86,772
General Mills Inc.	7,833	554,655
H.J. Heinz Co.	14,694	628,315
Hain Celestial Group Inc.(a)	609	10,359
Hershey Co. (The)	5,126	183,460
Hormel Foods Corp.	389	14,957
HQ Sustainable Maritime Industries Inc.(a)	355	2,499
J&J Snack Foods Corp.	799	31,928
Kellogg Co.	14,644	779,061
Kroger Co. (The)	31,620	649,159
Lance Inc.	1,582	41,607
Lifeway Foods Inc.(a)(b)	265	3,148
McCormick & Co. Inc. NVS	7,461	269,566

Overhill Farms Inc.(a)	870	4,228
Ruddick Corp.	424	10,910
Sanderson Farms Inc.	1,153	48,610
Sara Lee Corp.	9,848	119,949
Smart Balance Inc.(a)	2,563	15,378
Smithfield Foods Inc.(a)	505	7,671
Sysco Corp.	33,933	948,088
Tootsie Roll Industries Inc.	1,372	37,565
United Natural Foods Inc.(a)	2,452	65,566
Village Super Market Inc. Class A	329	8,988
Weis Markets Inc.	130	4,727
Whole Foods Market Inc.(a)	5,252	144,167
Zhongpin Inc.(a)	1,397	21,807

		5,267,206
FOREST PRODUCTS & PAPER—0.11%
Boise Inc.(a)	786	4,174
Clearwater Paper Corp.(a)	59	3,243
Deltic Timber Corp.	467	21,566
Orchids Paper Products Co.(a)(b)	265	5,305
Plum Creek Timber Co. Inc.	3,322	125,439
Potlatch Corp.	1,181	37,650
Rayonier Inc.	2,038	85,922
Rock-Tenn Co. Class A	1,916	96,586
Wausau Paper Corp.	904	10,486

		390,371
GAS—0.01%
New Jersey Resources Corp.	409	15,297
Piedmont Natural Gas Co.	252	6,741
South Jersey Industries Inc.	194	7,407

		29,445
HAND & MACHINE TOOLS—0.02%
Baldor Electric Co.	510	14,326
K-Tron International Inc.(a)	129	14,027
Raser Technologies Inc.(a)(b)	2,786	3,455
Snap-On Inc.	899	37,992

		69,800
HEALTH CARE - PRODUCTS—6.11%
Abaxis Inc.(a)	1,236	31,580
ABIOMED Inc.(a)	1,876	16,396
Accuray Inc.(a)	2,660	14,923
AGA Medical Holdings Inc.(a)	676	9,985
Align Technology Inc.(a)	3,303	58,859
Alphatec Holdings Inc.(a)	2,365	12,629
American Medical Systems Holdings Inc.(a)	4,208	81,172
AngioDynamics Inc.(a)	481	7,734
Atrion Corp.	93	14,482
ATS Medical Inc.(a)(b)	2,652	8,566
Baxter International Inc.	34,782	2,041,008
Beckman Coulter Inc.	3,920	256,525
Becton, Dickinson and Co.	13,760	1,085,114
Boston Scientific Corp.(a)	30,705	276,345
Bovie Medical Corp.(a)(b)	951	7,427
Bruker Corp.(a)	2,689	32,429
C.R. Bard Inc.	5,743	447,380
Cantel Medical Corp.(a)	501	10,110
Cardiac Science Corp.(a)	124	277
CardioNet Inc.(a)	1,343	7,977
Cardiovascular Systems Inc.(a)	749	3,438
Cepheid Inc.(a)	3,189	39,799
Clinical Data Inc.(a)(b)	821	14,991

Conceptus Inc.(a)	1,678	31,479
Cutera Inc.(a)	220	1,872
Cyberonics Inc.(a)	1,554	31,764
Delcath Systems Inc.(a)(b)	2,282	11,729
DENTSPLY International Inc.	8,501	298,980
DexCom Inc.(a)	2,425	19,594
Edwards Lifesciences Corp.(a)	3,258	282,957
Electro-Optical Sciences Inc.(a)(b)	1,455	15,074
Endologix Inc.(a)	2,453	12,952
EnteroMedics Inc.(a)	1,167	654
Exactech Inc.(a)	375	6,491
Female Health Co. (The)(a)	990	4,683
Gen-Probe Inc.(a)	2,860	122,694
Haemonetics Corp.(a)	1,475	81,346
Hanger Orthopedic Group Inc.(a)	327	4,522
Hansen Medical Inc.(a)(b)	786	2,382
HeartWare International Inc.(a)	391	13,869
Henry Schein Inc.(a)	5,155	271,153
Hill-Rom Holdings Inc.	1,424	34,162
Hologic Inc.(a)	1,444	20,938
Home Diagnostics Inc.(a)	196	1,196
ICU Medical Inc.(a)	725	26,419
IDEXX Laboratories Inc.(a)	3,443	183,994
Immucor Inc.(a)	3,949	79,928
Insulet Corp.(a)	2,011	28,717
Intuitive Surgical Inc.(a)	2,180	661,238
Invacare Corp.	707	17,633
Inverness Medical Innovations Inc.(a)	2,110	87,586
IRIS International Inc.(a)	980	12,113
Johnson & Johnson	122,641	7,899,307
Kensey Nash Corp.(a)	459	11,704
Kinetic Concepts Inc.(a)	1,249	47,025
LCA-Vision Inc.(a)	421	2,156
Luminex Corp.(a)	2,293	34,234
MAKO Surgical Corp.(a)(b)	1,310	14,541
Masimo Corp.(a)	2,889	87,883
Medical Action Industries Inc.(a)	619	9,941
Medtronic Inc.	64,337	2,829,541
Merge Healthcare Inc.(a)	1,440	4,838
Meridian Bioscience Inc.	2,403	51,785
Merit Medical Systems Inc.(a)	1,732	33,410
Metabolix Inc.(a)	1,134	12,553
Microvision Inc.(a)(b)	4,414	13,992
Micrus Endovascular Corp.(a)	956	14,350
Natus Medical Inc.(a)	1,085	16,047
NuVasive Inc.(a)	2,081	66,550
NxStage Medical Inc.(a)(b)	1,699	14,187
OraSure Technologies Inc.(a)	2,266	11,511
Orthofix International NV(a)	964	29,855
Orthovita Inc.(a)	3,532	12,397
Palomar Medical Technologies Inc.(a)	742	7,479
Patterson Companies Inc.(a)	5,754	160,997
PSS World Medical Inc.(a)	3,337	75,316
Quidel Corp.(a)	1,609	22,172
ResMed Inc.(a)	4,348	227,270
Rochester Medical Corp.(a)	562	6,255
Rockwell Medical Technologies Inc.(a)(b)	779	5,991
Sirona Dental Systems Inc.(a)	1,033	32,787
Somanetics Corp.(a)	685	12,022
SonoSite Inc.(a)	1,073	25,355
Spectranetics Corp.(a)	1,540	10,718
St. Jude Medical Inc.(a)	19,953	733,871
Stereotaxis Inc.(a)	1,316	5,172
Steris Corp.	3,383	94,623

Stryker Corp.	19,480	981,208
SurModics Inc.(a)(b)	821	18,604
Symmetry Medical Inc.(a)	560	4,514
Synovis Life Technologies Inc.(a)	664	8,572
TECHNE Corp.	2,120	145,347
Thoratec Corp.(a)	3,250	87,490
TomoTherapy Inc.(a)	1,646	6,419
TranS1 Inc.(a)	650	2,567
Utah Medical Products Inc.(b)	187	5,483
Varian Medical Systems Inc.(a)	7,278	340,974
Vascular Solutions Inc.(a)	906	7,601
Vital Images Inc.(a)	423	5,368
Volcano Corp.(a)	2,094	36,394
West Pharmaceutical Services Inc.	1,873	73,422
Wright Medical Group Inc.(a)	2,288	43,358
Young Innovations Inc.	216	5,352
Zoll Medical Corp.(a)	1,124	30,033

		21,287,806
HEALTH CARE - SERVICES—0.91%
Aetna Inc.	5,493	174,128
Air Methods Corp.(a)	680	22,862
Alliance Healthcare Services Inc.(a)	1,252	7,149
Allied Healthcare International Inc.(a)	423	1,231
Almost Family Inc.(a)	491	19,409
Amedisys Inc.(a)(b)	1,469	71,335
America Service Group Inc.	454	7,205
American Dental Partners Inc.(a)	264	3,406
AMERIGROUP Corp.(a)	3,017	81,338
Bio-Reference Laboratories Inc.(a)	636	24,925
Centene Corp.(a)	1,319	27,923
Community Health Systems Inc.(a)	2,654	94,482
Continucare Corp.(a)	1,846	8,067
Covance Inc.(a)	3,655	199,453
Coventry Health Care Inc.(a)	2,381	57,834
DaVita Inc.(a)	5,927	348,152
Emeritus Corp.(a)	1,049	19,669
Ensign Group Inc. (The)	607	9,330
Genoptix Inc.(a)	939	33,363
Gentiva Health Services Inc.(a)	630	17,016
Health Management Associates Inc. Class A(a)	14,057	102,194
HealthSouth Corp.(a)	5,336	100,157
Healthways Inc.(a)	93	1,706
Humana Inc.(a)	3,567	156,556
IPC The Hospitalist Co. Inc.(a)	918	30,523
Laboratory Corp. of America Holdings(a)	6,217	465,280
LHC Group Inc.(a)	955	32,098
Lincare Holdings Inc.(a)	3,175	117,856
MEDNAX Inc.(a)	844	50,733
Metropolitan Health Networks Inc.(a)(b)	2,255	4,487
National Healthcare Corp.	203	7,330
NovaMed Inc.(a)(b)	1,177	4,567
Odyssey Healthcare Inc.(a)	940	14,645
Psychiatric Solutions Inc.(a)	2,175	45,979
Quest Diagnostics Inc.	8,964	541,246
RadNet Inc.(a)(b)	1,040	2,122
RehabCare Group Inc.(a)	1,102	33,534
Select Medical Holdings Corp.(a)	581	6,170
Tenet Healthcare Corp.(a)	18,564	100,060
Triple-S Management Corp. Class B(a)	64	1,126
U.S. Physical Therapy Inc.(a)	301	5,096
Universal Health Services Inc. Class B	378	11,529
Virtual Radiologic Corp.(a)	473	6,035
WellPoint Inc.(a)	1,881	109,643

		3,178,949

HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp.(a)	3,881	92,329
Primoris Services Corp.(b)	649	5,173
Walter Energy Inc.	3,063	230,675

		328,177
HOME BUILDERS—0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	1,950	7,488
KB Home	311	4,254
M.D.C. Holdings Inc.	804	24,956
M/I Homes Inc.(a)	118	1,226
NVR Inc.(a)	55	39,089
Pulte Homes Inc.(a)	2,019	20,190
Thor Industries Inc.	1,046	32,844
Winnebago Industries Inc.(a)	217	2,647

		132,694
HOME FURNISHINGS—0.08%
DTS Inc.(a)	1,019	34,860
Harman International Industries Inc.	2,198	77,545
Sealy Corp.(a)	423	1,337
Tempur-Pedic International Inc.(a)	4,264	100,758
TiVo Inc.(a)	5,669	57,710
Universal Electronics Inc.(a)	708	16,440

		288,650
HOUSEHOLD PRODUCTS & WARES—0.70%
Avery Dennison Corp.	1,197	43,679
Blyth Inc.	29	978
Church & Dwight Co. Inc.	4,018	242,888
Clorox Co. (The)	7,144	435,784
Fossil Inc.(a)	2,659	89,236
Kimberly-Clark Corp.	20,750	1,321,982
Scotts Miracle-Gro Co. (The) Class A	2,545	100,044
Standard Register Co. (The)	1,205	6,145
Tupperware Brands Corp.	3,588	167,093
WD-40 Co.	646	20,905

		2,428,734
HOUSEWARES—0.05%
National Presto Industries Inc.	265	28,946
Newell Rubbermaid Inc.	2,550	38,275
Toro Co. (The)	2,110	88,219

		155,440
INSURANCE—1.01%
Aflac Inc.	26,835	1,241,119
American International Group Inc.(a)	2,617	78,458
American Safety Insurance Holdings Ltd.(a)	58	838
AmTrust Financial Services Inc.	49	579
Arthur J. Gallagher & Co.	5,302	119,348
Assured Guaranty Ltd.	760	16,538
Axis Capital Holdings Ltd.	2,173	61,735
Brown & Brown Inc.	4,909	88,215
CIGNA Corp.	1,012	35,693
Citizens Inc.(a)	1,408	9,194
CNA Financial Corp.(a)	698	16,752
Crawford & Co. Class B(a)	951	3,747
eHealth Inc.(a)	1,327	21,803
Endurance Specialty Holdings Ltd.	952	35,443
Erie Indemnity Co. Class A	1,169	45,614
FBL Financial Group Inc. Class A	280	5,186

Fidelity National Financial Inc. Class A	1,965	26,449
First Mercury Financial Corp.	437	5,991
Genworth Financial Inc. Class A(a)	11,935	135,462
Hallmark Financial Services Inc.(a)	68	541
Hanover Insurance Group Inc. (The)	221	9,819
Life Partners Holdings Inc.(b)	380	8,052
Lincoln National Corp.	5,326	132,511
Marsh & McLennan Companies Inc.	2,231	49,260
Phoenix Companies Inc. (The)(a)	702	1,952
Principal Financial Group Inc.	17,931	431,061
Progressive Corp. (The)(a)	3,959	71,222
Prudential Financial Inc.	13,787	686,041
Reinsurance Group of America Inc.	316	15,057
RLI Corp.	437	23,270
Safety Insurance Group Inc.	147	5,326
Tower Group Inc.	2,044	47,850
Universal Insurance Holdings Inc.	464	2,724
Validus Holdings Ltd.	780	21,013
W.R. Berkley Corp.	2,590	63,818

		3,517,681
INTERNET—4.99%
AboveNet Inc.(a)	781	50,796
ActivIdentity Corp.(a)	871	2,047
Akamai Technologies Inc.(a)	9,879	250,235
Amazon.com Inc.(a)	18,894	2,541,621
Ancestry.com Inc.(a)	340	4,763
Archipelago Learning Inc.(a)	414	8,570
Ariba Inc.(a)	4,975	62,287
Art Technology Group Inc.(a)	7,375	33,261
AsiaInfo Holdings Inc.(a)	1,814	55,273
Blue Coat Systems Inc.(a)	2,247	64,129
Blue Nile Inc.(a)	781	49,461
China Information Security Technology Inc.(a)	1,221	7,521
Chordiant Software Inc.(a)	1,596	4,389
Cogent Communications Group Inc.(a)(b)	2,449	24,147
comScore Inc.(a)	1,283	22,517
Constant Contact Inc.(a)	1,358	21,728
CyberSource Corp.(a)	3,948	79,394
DealerTrack Holdings Inc.(a)	2,143	40,267
Dice Holdings Inc.(a)	1,053	6,897
Digital River Inc.(a)	1,763	47,583
Drugstore.com Inc.(a)	4,451	13,754
EarthLink Inc.	756	6,282
eBay Inc.(a)	15,115	355,807
ePlus Inc.(a)	13	215
Equinix Inc.(a)(b)	2,173	230,664
eResearchTechnology Inc.(a)	2,303	13,841
Expedia Inc.(a)	9,561	245,813
F5 Networks Inc.(a)	4,569	242,066
Global Sources Ltd.(a)	113	706
Google Inc. Class A(a)	13,771	8,537,745
GSI Commerce Inc.(a)	1,721	43,696
Health Grades Inc.(a)	1,301	5,581
i2 Technologies Inc.(a)	742	14,187
IAC/InterActiveCorp(a)	2,474	50,668
iMergent Inc.	665	4,037
InfoSpace Inc.(a)	1,175	10,070
Internet Brands Inc. Class A(a)	781	6,115
Internet Capital Group Inc.(a)	1,271	8,452
j2 Global Communications Inc.(a)	2,428	49,410
Keynote Systems Inc.	596	6,502
Knot Inc. (The)(a)	1,863	18,760
Lionbridge Technologies Inc.(a)	3,165	7,279

Liquidity Services Inc.(a)	905	9,113
LoopNet Inc.(a)	1,128	11,212
McAfee Inc.(a)	8,984	364,481
MercadoLibre Inc.(a)	1,544	80,087
ModusLink Global Solutions Inc.(a)	141	1,327
Move Inc.(a)	9,013	14,962
Netflix Inc.(a)(b)	2,319	127,870
NIC Inc.	2,846	26,012
NutriSystem Inc.(b)	1,787	55,701
1-800-FLOWERS.COM Inc.(a)	1,196	3,169
Online Resources Corp.(a)	1,352	7,112
OpenTable Inc.(a)	164	4,175
Openwave Systems Inc.(a)	2,183	4,977
Orbitz Worldwide Inc.(a)	951	6,980
Overstock.com Inc.(a)(b)	826	11,201
PCTEL Inc.(a)	280	1,658
Perficient Inc.(a)	650	5,479
Priceline.com Inc.(a)(b)	2,533	553,460
Rackspace Hosting Inc.(a)	3,782	78,855
RealNetworks Inc.(a)	3,102	11,508
RightNow Technologies Inc.(a)	1,449	25,169
S1 Corp.(a)	3,000	19,560
Safeguard Scientifics Inc.(a)	582	6,000
Sapient Corp.(a)	4,678	38,687
Shutterfly Inc.(a)	168	2,992
Sohu.com Inc.(a)(b)	1,715	98,235
SonicWALL Inc.(a)	80	609
Sourcefire Inc.(a)	1,255	33,571
Stamps.com Inc.(a)	714	6,426
Support.com Inc.(a)	1,686	4,451
Symantec Corp.(a)	47,242	845,159
TeleCommunication Systems Inc.(a)	2,225	21,538
Terremark Worldwide Inc.(a)	3,839	26,259
TIBCO Software Inc.(a)	3,592	34,591
Travelzoo Inc.(a)	443	5,444
US Auto Parts Network Inc.(a)	70	364
ValueClick Inc.(a)	5,108	51,693
Vasco Data Security International Inc.(a)	1,316	8,251
VeriSign Inc.(a)	11,026	267,270
Vitacost.com Inc.(a)	283	2,949
Vocus Inc.(a)	856	15,408
WebMD Health Corp.(a)(b)	3,077	118,434
Websense Inc.(a)	2,515	43,912
Yahoo! Inc.(a)	63,843	1,071,286
Zix Corp.(a)(b)	3,494	5,975

		17,382,108
INVESTMENT COMPANIES—0.00%
Kohlberg Capital Corp.	105	479
Main Street Capital Corp.	351	5,658
PennyMac Mortgage Investment Trust(a)	140	2,405

		8,542
IRON & STEEL—0.02%
Cliffs Natural Resources Inc.	722	33,277
General Steel Holdings Inc.(a)	517	2,280
Schnitzer Steel Industries Inc. Class A	954	45,506

		81,063
LEISURE TIME—0.19%
Ambassadors Group Inc.	1,132	15,044
Carnival Corp.(a)	11,384	360,759
Interval Leisure Group Inc.(a)	2,109	26,299
Life Time Fitness Inc.(a)	203	5,061

Multimedia Games Inc.(a)	410	2,464
Polaris Industries Inc.(b)	1,779	77,618
Royal Caribbean Cruises Ltd.(a)(b)	2,303	58,220
Town Sports International Holdings Inc.(a)	727	1,694
Universal Travel Group(a)	493	4,999
WMS Industries Inc.(a)	3,026	121,040

		673,198
LODGING—0.20%
Ameristar Casinos Inc.	1,468	22,358
Choice Hotels International Inc.	544	17,223
Hyatt Hotels Corp. Class A(a)	1,569	46,772
Las Vegas Sands Corp.(a)(b)	12,932	193,204
Marcus Corp.	93	1,192
Marriott International Inc. Class A	8,065	219,771
MGM MIRAGE(a)	5,186	47,296
Monarch Casino & Resort Inc.(a)	435	3,524
Morgans Hotel Group Co.(a)	1,168	5,291
Starwood Hotels & Resorts Worldwide Inc.	1,742	63,705
Wyndham Worldwide Corp.	4,486	90,483

		710,819
MACHINERY—0.78%
Altra Holdings Inc.(a)	207	2,556
Bolt Technology Corp.(a)	65	716
Bucyrus International Inc.	960	54,115
Caterpillar Inc.	17,307	986,326
Cognex Corp.	417	7,389
Cummins Inc.	3,811	174,772
Deere & Co.	6,007	324,919
Duoyuan Printing Inc.(a)	159	1,280
Flow International Corp.(a)	1,855	5,713
Flowserve Corp.	3,243	306,561
Gorman-Rupp Co. (The)	517	14,290
Graco Inc.	1,563	44,655
Hurco Companies Inc.(a)	46	681
IDEX Corp.	2,719	84,697
Intermec Inc.(a)	3,552	45,679
iRobot Corp.(a)	1,031	18,146
Joy Global Inc.	5,122	264,244
Lindsay Corp.	635	25,305
Middleby Corp. (The)(a)	964	47,255
Nordson Corp.	645	39,461
Robbins & Myers Inc.	106	2,493
Rockwell Automation Inc.	806	37,866
Sauer-Danfoss Inc.(a)	4	48
Tennant Co.	1,090	28,547
Wabtec Corp.	2,723	111,207
Zebra Technologies Corp. Class A(a)	3,225	91,461

		2,720,382
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,509	24,974

		24,974
MANUFACTURING—2.22%
Actuant Corp. Class A	1,831	33,928
Acuity Brands Inc.	1,904	67,859
AZZ Inc.(a)	689	22,530
Blount International Inc.(a)	692	6,989
Brink’s Co. (The)	2,802	68,201
Carlisle Companies Inc.	951	32,581
China Fire & Security Group Inc.(a)(b)	741	10,026
CLARCOR Inc.	1,085	35,197

Colfax Corp.(a)	392	4,720
Crane Co.	1,452	44,460
Danaher Corp.	9,275	697,480
Donaldson Co. Inc.	4,477	190,452
Dover Corp.	7,537	313,615
ESCO Technologies Inc.	1,473	52,807
Flanders Corp.(a)	857	3,822
GP Strategies Corp.(a)	739	5,565
Harsco Corp.	3,348	107,906
Hexcel Corp.(a)	5,668	73,571
Honeywell International Inc.	42,768	1,676,506
ITT Corp.	1,030	51,232
Koppers Holdings Inc.	735	22,373
Lancaster Colony Corp.	1,125	55,913
Leggett & Platt Inc.	5,568	113,587
LSB Industries Inc.(a)	998	14,072
Matthews International Corp. Class A	1,834	64,979
Pall Corp.	6,805	246,341
Pentair Inc.	1,555	50,227
PMFG Inc.(a)	690	11,185
Polypore International Inc.(a)	401	4,772
Portec Rail Products Inc.	196	2,099
Raven Industries Inc.	988	31,389
Roper Industries Inc.	4,442	232,628
Smith & Wesson Holding Corp.(a)(b)	3,880	15,869
Sturm, Ruger & Co. Inc.(b)	998	9,681
Teleflex Inc.	955	51,465
3M Co.	39,911	3,299,442

		7,725,469
MEDIA—0.71%
Acacia Research Corp. - Acacia Technologies Group(a)	1,811	16,498
CKX Inc.(a)	3,294	17,359
Comcast Corp. Class A	12,323	207,766
Crown Media Holdings Inc. Class A(a)(b)	460	667
CTC Media Inc.(a)	1,945	28,981
DG FastChannel Inc.(a)	1,217	33,991
DIRECTV Class A(a)	26,480	883,108
Discovery Communications Inc. Series C(a)	15,130	401,248
Dolan Media Co.(a)	1,732	17,684
John Wiley & Sons Inc. Class A	2,354	98,586
LodgeNet Interactive Corp.(a)	641	3,545
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,330	6,570
McGraw-Hill Companies Inc. (The)	18,151	608,240
Mediacom Communications Corp. Class A(a)	855	3,822
New York Times Co. (The) Class A(a)	423	5,228
Outdoor Channel Holdings Inc.(a)	92	534
Playboy Enterprises Inc. Class B(a)	655	2,096
PRIMEDIA Inc.	80	289
Scripps Networks Interactive Inc. Class A	2,984	123,836
Value Line Inc.	47	1,180
World Wrestling Entertainment Inc.	1,090	16,710

		2,477,938
METAL FABRICATE & HARDWARE—0.32%
Ampco-Pittsburgh Corp.	323	10,184
Dynamic Materials Corp.	731	14,657
Hawk Corp. Class A(a)	64	1,127
North American Galvanizing & Coatings Inc.(a)	780	3,783
Omega Flex Inc.	166	2,324
Precision Castparts Corp.	8,058	889,200
RBC Bearings Inc.(a)	1,195	29,074
Sun Hydraulics Corp.	287	7,534
TriMas Corp.(a)	521	3,527

Valmont Industries Inc.	1,204	94,454
Worthington Industries Inc.	3,141	41,053

		1,096,917
MINING—0.94%
Alcoa Inc.	25,856	416,799
Allied Nevada Gold Corp.(a)	2,656	40,052
AMCOL International Corp.	228	6,480
Compass Minerals International Inc.	1,010	67,862
Freeport-McMoRan Copper & Gold Inc.(a)	14,369	1,153,687
Newmont Mining Corp.	27,487	1,300,410
Paramount Gold and Silver Corp.(a)	3,050	4,423
Royal Gold Inc.	608	28,637
Southern Copper Corp.	7,406	243,731
Stillwater Mining Co.(a)	584	5,536
United States Lime & Minerals Inc.(a)	54	1,865
Uranerz Energy Corp.(a)	2,979	3,873
Uranium Energy Corp.(a)	2,450	9,261

		3,282,616
MISCELLANEOUS - MANUFACTURING—0.00%
STR Holdings Inc.(a)	456	7,164

		7,164
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	3,060	48,899
HNI Corp.	1,854	51,226
Interface Inc. Class A	2,715	22,562
Knoll Inc.	2,896	29,916

		152,603
OIL & GAS—2.52%
Alon USA Energy Inc.	50	342
Apco Oil & Gas International Inc.	510	11,271
Approach Resources Inc.(a)	541	4,177
Arena Resources Inc.(a)	2,157	93,010
Atlas Energy Inc.	1,891	57,051
ATP Oil & Gas Corp.(a)	632	11,553
Atwood Oceanics Inc.(a)	2,731	97,906
BPZ Resources Inc.(a)	4,268	40,546
Brigham Exploration Co.(a)	3,069	41,585
Carrizo Oil & Gas Inc.(a)(b)	1,706	45,192
Cheniere Energy Inc.(a)	644	1,558
CNX Gas Corp.(a)	1,341	39,586
Comstock Resources Inc.(a)	216	8,763
Contango Oil & Gas Co.(a)	703	33,048
Continental Resources Inc.(a)	834	35,770
CREDO Petroleum Corp.(a)	448	4,166
Cubic Energy Inc.(a)(b)	492	733
CVR Energy Inc.(a)	92	631
Delta Petroleum Corp.(a)	5,597	5,821
Diamond Offshore Drilling Inc.	3,988	392,499
Endeavour International Corp.(a)	6,058	6,543
EQT Corp.	7,598	333,704
EXCO Resources Inc.	7,020	149,035
Exxon Mobil Corp.	72,353	4,933,751
Forest Oil Corp.(a)	2,315	51,509
Frontier Oil Corp.	4,715	56,769
FX Energy Inc.(a)	1,971	5,617
GMX Resources Inc.(a)	1,074	14,757
Gulfport Energy Corp.(a)	1,385	15,858
Helmerich & Payne Inc.	1,873	74,695
Holly Corp.	2,544	65,203
Isramco Inc.(a)	66	4,719

Mariner Energy Inc.(a)	5,226	60,674
McMoRan Exploration Co.(a)	4,393	35,232
Northern Oil and Gas Inc.(a)	2,194	25,977
Panhandle Oil and Gas Inc.	390	10,101
Patterson-UTI Energy Inc.	1,278	19,617
Petrohawk Energy Corp.(a)	17,264	414,163
Pioneer Drilling Co.(a)	329	2,599
Plains Exploration & Production Co.(a)	4,325	119,630
Pride International Inc.(a)	4,634	147,871
PrimeEnergy Corp.(a)	49	1,783
Quicksilver Resources Inc.(a)	6,685	100,342
Range Resources Corp.	1,310	65,304
Rex Energy Corp.(a)	893	10,716
Rowan Companies Inc.(a)	1,131	25,606
Seahawk Drilling Inc.(a)	306	6,897
Southwestern Energy Co.(a)	19,790	953,878
St. Mary Land & Exploration Co.	879	30,097
SulphCo Inc.(a)(b)	3,337	2,236
Tesoro Corp.	3,199	43,346
Toreador Resources Corp.	1,062	10,514
VAALCO Energy Inc.	470	2,139
Venoco Inc.(a)	328	4,277
W&T Offshore Inc.	2,060	24,102
Warren Resources Inc.(a)	3,392	8,310
Zion Oil & Gas Inc.(a)(b)	649	4,640

		8,767,419
OIL & GAS SERVICES—1.12%
Cal Dive International Inc.(a)	723	5,466
Cameron International Corp.(a)	12,781	534,246
CARBO Ceramics Inc.	997	67,965
Dresser-Rand Group Inc.(a)	4,766	150,653
Dril-Quip Inc.(a)	1,647	93,023
Exterran Holdings Inc.(a)	1,641	35,199
FMC Technologies Inc.(a)	7,103	410,838
Geokinetics Inc.(a)	333	3,203
Gulf Island Fabrication Inc.	45	946
Hercules Offshore Inc.(a)	535	2,557
ION Geophysical Corp.(a)	388	2,297
Lufkin Industries Inc.	755	55,266
Matrix Service Co.(a)	435	4,633
Natural Gas Services Group Inc.(a)	74	1,395
Oceaneering International Inc.(a)	3,127	182,992
RPC Inc.	1,578	16,411
Schlumberger Ltd.	31,227	2,032,565
Smith International Inc.	8,484	230,510
Tetra Technologies Inc.(a)	2,309	25,584
TGC Industries Inc.(a)	1,005	3,930
Willbros Group Inc.(a)	2,444	41,230

		3,900,909
PACKAGING & CONTAINERS—0.26%
AEP Industries Inc.(a)	328	12,556
Astronics Corp.(a)	445	3,805
Ball Corp.	3,493	180,588
BWAY Holding Co.(a)	30	577
Crown Holdings Inc.(a)	9,142	233,852
Owens-Illinois Inc.(a)	7,989	262,598
Packaging Corp. of America	586	13,484
Pactiv Corp.(a)	6,167	148,871
Silgan Holdings Inc.	792	45,841

		902,172

PHARMACEUTICALS—5.95%
Abbott Laboratories	88,819	4,795,338
Accelrys Inc.(a)	1,428	8,182
Acura Pharmaceuticals Inc.(a)	418	2,228
Adolor Corp.(a)	2,453	3,581
Akorn Inc.(a)	2,727	4,881
Alkermes Inc.(a)	5,425	51,049
Allergan Inc.	17,509	1,103,242
Allos Therapeutics Inc.(a)	4,378	28,763
Alnylam Pharmaceuticals Inc.(a)	2,104	37,072
AmerisourceBergen Corp.	15,148	394,908
Amicus Therapeutics Inc.(a)	843	3,347
Amylin Pharmaceuticals Inc.(a)	8,038	114,059
Ardea Biosciences Inc.(a)	840	11,760
Array BioPharma Inc.(a)	2,295	6,449
Auxilium Pharmaceuticals Inc.(a)	2,673	80,137
AVANIR Pharmaceuticals Inc. Class A(a)(b)	3,373	6,409
AVI BioPharma Inc.(a)	6,934	10,124
Biodel Inc.(a)(b)	573	2,487
BioDelivery Sciences International Inc.(a)	702	2,759
BioMarin Pharmaceutical Inc.(a)	5,679	106,822
BioScrip Inc.(a)	2,350	19,646
BioSpecifics Technologies Corp.(a)(b)	222	6,516
Bristol-Myers Squibb Co.	54,500	1,376,125
Cadence Pharmaceuticals Inc.(a)(b)	1,233	11,923
Caraco Pharmaceutical Laboratories Ltd.(a)	500	3,020
Catalyst Health Solutions Inc.(a)	2,091	76,259
Cephalon Inc.(a)	4,219	263,308
Chelsea Therapeutics International Ltd.(a)	1,305	3,524
China Sky One Medical Inc.(a)(b)	689	15,675
Clarient Inc.(a)	1,642	4,351
Cornerstone Therapeutics Inc.(a)	424	2,586
Cubist Pharmaceuticals Inc.(a)	3,347	63,493
Cumberland Pharmaceuticals Inc.(a)	379	5,151
Cypress Bioscience Inc.(a)	2,155	12,413
Dendreon Corp.(a)	6,596	173,343
Depomed Inc.(a)	2,559	8,573
Discovery Laboratories Inc.(a)(b)	5,769	3,626
DURECT Corp.(a)	4,909	12,125
Dyax Corp.(a)	4,246	14,394
Eli Lilly and Co.	30,517	1,089,762
Emergent BioSolutions Inc.(a)	925	12,571
Express Scripts Inc.(a)	15,780	1,364,181
Gilead Sciences Inc.(a)	52,105	2,255,104
Hemispherx Biopharma Inc.(a)(b)	6,251	3,501
Herbalife Ltd.	3,566	144,673
Hi-Tech Pharmacal Co. Inc.(a)	99	2,777
Hospira Inc.(a)	9,289	473,739
Idenix Pharmaceuticals Inc.(a)	1,221	2,625
Impax Laboratories Inc.(a)	3,442	46,811
Infinity Pharmaceuticals Inc.(a)	836	5,166
Insmed Inc.(a)	6,959	5,358
Inspire Pharmaceuticals Inc.(a)	3,552	19,607
Isis Pharmaceuticals Inc.(a)	5,360	59,496
ISTA Pharmaceuticals Inc.(a)	1,848	8,427
Javelin Pharmaceuticals Inc.(a)	3,295	4,284
K-V Pharmaceutical Co. Class A(a)	1,738	6,378
Lannett Co. Inc.(a)	767	4,533
Ligand Pharmaceuticals Inc. Class B(a)	7,181	15,583
MannKind Corp.(a)(b)	3,583	31,387
MAP Pharmaceuticals Inc.(a)	779	7,424
Matrixx Initiatives Inc.(a)(b)	992	4,186
Mead Johnson Nutrition Co. Class A	5,879	256,912
Medco Health Solutions Inc.(a)	27,733	1,772,416
Medicines Co. (The)(a)	2,135	17,806

Medicis Pharmaceutical Corp. Class A	448	12,118
Medivation Inc.(a)	1,628	61,294
Merck & Co. Inc.	67,840	2,478,874
MiddleBrook Pharmaceuticals Inc.(a)(b)	1,910	974
Mylan Inc.(a)(b)	12,464	229,712
Myriad Pharmaceuticals Inc.(a)	1,297	6,524
Nabi Biopharmaceuticals(a)	2,162	10,594
NBTY Inc.(a)	2,117	92,174
Neogen Corp.(a)	1,152	27,199
Neurocrine Biosciences Inc.(a)	2,047	5,568
NeurogesX Inc.(a)	836	6,446
NPS Pharmaceuticals Inc.(a)	2,515	8,551
Nutraceutical International Corp.(a)	43	532
Obagi Medical Products Inc.(a)	952	11,424
Omnicare Inc.	2,843	68,744
Onyx Pharmaceuticals Inc.(a)	3,538	103,805
Opko Health Inc.(a)	2,557	4,679
OSI Pharmaceuticals Inc.(a)	3,317	102,927
Osiris Therapeutics Inc.(a)(b)	844	6,026
Pain Therapeutics Inc.(a)	1,760	9,434
Perrigo Co.	4,551	181,312
PetMed Express Inc.(b)	1,297	22,866
Pharmasset Inc.(a)	1,237	25,606
PharMerica Corp.(a)	1,734	27,536
Poniard Pharmaceuticals Inc.(a)(b)	1,295	2,370
POZEN Inc.(a)	1,455	8,715
Progenics Pharmaceuticals Inc.(a)	1,431	6,354
Questcor Pharmaceuticals Inc.(a)	3,705	17,599
Repros Therapeutics Inc.(a)(b)	694	553
Rigel Pharmaceuticals Inc.(a)	2,887	27,455
Salix Pharmaceuticals Ltd.(a)	3,170	80,518
Santarus Inc.(a)	2,890	13,352
Schiff Nutrition International Inc.	31	242
SciClone Pharmaceuticals Inc.(a)	1,969	4,588
SIGA Technologies Inc.(a)	1,469	8,520
Spectrum Pharmaceuticals Inc.(a)	2,413	10,714
Star Scientific Inc.(a)(b)	5,357	3,750
Sucampo Pharmaceuticals Inc.(a)	607	2,452
Synta Pharmaceuticals Corp.(a)	797	4,033
Synutra International Inc.(a)(b)	1,027	13,875
Theravance Inc.(a)	3,081	40,269
United Therapeutics Corp.(a)	2,673	140,733
USANA Health Sciences Inc.(a)	395	12,601
Valeant Pharmaceuticals International(a)(b)	3,877	123,250
Vanda Pharmaceuticals Inc.(a)	1,414	15,893
VCA Antech Inc.(a)	4,839	120,588
ViroPharma Inc.(a)	851	7,140
VIVUS Inc.(a)(b)	4,643	42,669
XenoPort Inc.(a)	1,735	32,202
Zymogenetics Inc.(a)	1,911	12,211

		20,721,920
PIPELINES—0.03%
El Paso Corp.	11,116	109,270

		109,270
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	13,542	183,765
Government Properties Income Trust	110	2,528
St. Joe Co. (The)(a)(b)	5,276	152,424
Starwood Property Trust Inc.	205	3,872

		342,589

REAL ESTATE INVESTMENT TRUSTS—0.64%
Acadia Realty Trust	525	8,857
Alexander’s Inc.(a)	78	23,745
Alexandria Real Estate Equities Inc.	548	35,231
Apollo Commercial Real Estate Finance Inc.(a)	50	900
Associated Estates Realty Corp.	125	1,409
Colony Financial Inc.	72	1,467
CreXus Investment Corp.(a)	68	949
Cypress Sharpridge Investments Inc.	140	1,891
Digital Realty Trust Inc.	4,351	218,768
DuPont Fabros Technology Inc.	860	15,471
EastGroup Properties Inc.	871	33,342
Equity Lifestyle Properties Inc.	900	45,423
Federal Realty Investment Trust	437	29,594
Getty Realty Corp.	391	9,200
HCP Inc.	6,520	199,121
Health Care REIT Inc.	3,468	153,702
Invesco Mortgage Capital Inc.	80	1,821
Investors Real Estate Trust	210	1,890
LTC Properties Inc.	139	3,718
Mid-America Apartment Communities Inc.	785	37,900
National Health Investors Inc.	93	3,440
Nationwide Health Properties Inc.	4,932	173,508
Omega Healthcare Investors Inc.	859	16,708
PS Business Parks Inc.	319	15,966
Public Storage	7,752	631,400
Redwood Trust Inc.	562	8,127
Saul Centers Inc.	172	5,635
Simon Property Group Inc.	5,915	472,017
Tanger Factory Outlet Centers Inc.	1,250	48,738
UMH Properties Inc.	114	967
Universal Health Realty Income Trust	332	10,634
Washington Real Estate Investment Trust	372	10,249

		2,221,788
RETAIL—9.09%
Abercrombie & Fitch Co. Class A	2,500	87,125
Advance Auto Parts Inc.	5,439	220,171
Aeropostale Inc.(a)	3,860	131,433
AFC Enterprises Inc.(a)	132	1,077
Allion Healthcare Inc.(a)	64	420
American Eagle Outfitters Inc.	9,735	165,300
America’s Car-Mart Inc.(a)	326	8,584
AutoNation Inc.(a)(b)	397	7,603
AutoZone Inc.(a)	1,730	273,461
Barnes & Noble Inc.	435	8,295
Bebe Stores Inc.	1,334	8,364
Bed Bath & Beyond Inc.(a)	15,057	581,652
Benihana Inc. Class A(a)	359	1,361
Best Buy Co. Inc.	19,366	764,182
Big 5 Sporting Goods Corp.	1,214	20,857
Big Lots Inc.(a)	525	15,215
BJ’s Restaurants Inc.(a)	1,129	21,248
BJ’s Wholesale Club Inc.(a)	544	17,794
Books-A-Million Inc.	46	309
Brinker International Inc.	5,748	85,760
Buckle Inc. (The)(b)	1,295	37,918
Buffalo Wild Wings Inc.(a)	1,076	43,331
Burger King Holdings Inc.	6,072	114,275
California Pizza Kitchen Inc.(a)	1,178	15,844
Caribou Coffee Co. Inc.(a)(b)	396	3,057
CarMax Inc.(a)	8,951	217,062
Carrols Restaurant Group Inc.(a)	780	5,515
Casey’s General Stores Inc.	1,773	56,594
Cato Corp. (The) Class A	1,571	31,514

CEC Entertainment Inc.(a)	1,303	41,592
Charming Shoppes Inc.(a)	435	2,814
Cheesecake Factory Inc. (The)(a)	3,540	76,429
Chico’s FAS Inc.(a)	9,494	133,391
Children’s Place Retail Stores Inc. (The)(a)	1,354	44,696
Chipotle Mexican Grill Inc.(a)	1,827	161,068
Christopher & Banks Corp.	263	2,004
Citi Trends Inc.(a)	866	23,919
CKE Restaurants Inc.	2,712	22,944
Coldwater Creek Inc.(a)	2,918	13,014
Collective Brands Inc.(a)	1,587	36,136
Copart Inc.(a)	3,815	139,743
Costco Wholesale Corp.	24,997	1,479,072
Cracker Barrel Old Country Store Inc.	1,016	38,598
CVS Caremark Corp.	25,492	821,097
Darden Restaurants Inc.	7,875	276,176
Denny’s Corp.(a)	6,438	14,099
Destination Maternity Corp.(a)	301	5,719
Dick’s Sporting Goods Inc.(a)	5,025	124,972
DineEquity Inc.(a)(b)	1,106	26,865
Dollar General Corp.(a)	1,319	29,585
Dollar Tree Inc.(a)	5,135	248,021
Domino’s Pizza Inc.(a)	200	1,676
Dress Barn Inc.(a)(b)	718	16,586
DSW Inc. Class A(a)	123	3,183
Einstein Noah Restaurant Group Inc.(a)	123	1,209
EZCORP Inc.(a)	2,462	42,371
Family Dollar Stores Inc.	8,182	227,705
FGX International Holdings Ltd.(a)	852	16,691
Finish Line Inc. (The) Class A	1,297	16,277
First Cash Financial Services Inc.(a)	1,284	28,492
Foot Locker Inc.	3,912	43,580
Fred’s Inc. Class A	670	6,834
Frisch’s Restaurants Inc.	22	525
Fuqi International Inc.(a)	713	12,798
GameStop Corp. Class A(a)	8,276	181,575
Gap Inc. (The)	24,573	514,804
hhgregg Inc.(a)	665	14,650
Hibbett Sports Inc.(a)	1,557	34,238
Home Depot Inc. (The)	6,486	187,640
Hot Topic Inc.(a)	1,476	9,387
HSN Inc.(a)	2,251	45,448
J. Crew Group Inc.(a)	2,862	128,046
Jack in the Box Inc.(a)	3,254	64,006
Jo-Ann Stores Inc.(a)	558	20,222
Jos. A. Bank Clothiers Inc.(a)	1,040	43,878
Kirkland’s Inc.(a)	690	11,985
Kohl’s Corp.(a)	16,406	884,776
Krispy Kreme Doughnuts Inc.(a)	3,213	9,478
Limited Brands Inc.	10,191	196,075
Lowe’s Companies Inc.	26,784	626,478
lululemon athletica inc.(a)(b)	2,316	69,712
Lumber Liquidators Inc.(a)	808	21,654
McCormick & Schmick’s Seafood Restaurants Inc.(a)	80	557
McDonald’s Corp.	63,408	3,959,196
Men’s Wearhouse Inc. (The)	91	1,916
MSC Industrial Direct Co. Inc. Class A	2,428	114,116
99 Cents Only Stores(a)	2,337	30,545
Nordstrom Inc.	9,446	354,981
Nu Skin Enterprises Inc. Class A	2,819	75,747
Office Depot Inc.(a)	2,820	18,189
OfficeMax Inc.(a)	3,124	39,644
O’Reilly Automotive Inc.(a)	7,755	295,621
P.F. Chang’s China Bistro Inc.(a)(b)	1,398	52,998

Panera Bread Co. Class A(a)	1,571	105,210
Pantry Inc. (The)(a)	201	2,732
Papa John’s International Inc.(a)	1,098	25,649
PC Mall Inc.(a)	484	2,526
Penske Automotive Group Inc.(a)	768	11,658
PetSmart Inc.	7,195	192,035
PriceSmart Inc.	1,028	21,012
RadioShack Corp.	929	18,116
Red Robin Gourmet Burgers Inc.(a)	216	3,866
Ross Stores Inc.	7,288	311,270
rue21 Inc.(a)	174	4,888
Rush Enterprises Inc. Class A(a)	401	4,768
Ruth’s Hospitality Group Inc.(a)	916	1,914
Sally Beauty Holdings Inc.(a)	1,322	10,113
School Specialty Inc.(a)	370	8,654
Sonic Automotive Inc.(a)	479	4,977
Sonic Corp.(a)	3,173	31,952
Sport Supply Group Inc.	145	1,826
Staples Inc.	41,146	1,011,780
Starbucks Corp.(a)	42,366	976,960
Stein Mart Inc.(a)	1,341	14,295
Susser Holdings Corp.(a)	72	618
Systemax Inc.	318	4,996
Talbots Inc. (The)(a)(b)	840	7,484
Target Corp.	43,231	2,091,083
Texas Roadhouse Inc.(a)	2,707	30,400
Tiffany & Co.	6,494	279,242
Titan Machinery Inc.(a)	707	8,159
TJX Companies Inc. (The)	23,783	869,269
Tractor Supply Co.(a)	2,046	108,356
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,563	28,384
Under Armour Inc. Class A(a)	1,968	53,667
Urban Outfitters Inc.(a)	7,338	256,757
Vitamin Shoppe Inc.(a)	234	5,204
Walgreen Co.	57,011	2,093,444
Wal-Mart Stores Inc.	127,140	6,795,633
Wendy’s/Arby’s Group Inc. Class A	8,385	39,326
Wet Seal Inc. Class A(a)	5,097	17,585
Williams-Sonoma Inc.	2,156	44,802
World Fuel Services Corp.	3,348	89,693
Yum! Brands Inc.	26,553	928,558
Zumiez Inc.(a)	1,124	14,297

		31,665,922
SAVINGS & LOANS—0.08%
Brookline Bancorp Inc.	794	7,869
Brooklyn Federal Bancorp Inc.	92	924
Capitol Federal Financial	1,132	35,613
Cheviot Financial Corp.	37	273
Clifton Savings Bancorp Inc.	62	581
Danvers Bancorp Inc.	92	1,195
Heritage Financial Group	26	189
Hudson City Bancorp Inc.	14,835	203,685
Investors Bancorp Inc.(a)	231	2,527
Kearny Financial Corp.	204	2,056
Kentucky First Federal Bancorp	29	319
Oritani Financial Corp.	596	8,183
Prudential Bancorp Inc. of Pennsylvania	190	1,809
Roma Financial Corp.	351	4,338
Territorial Bancorp Inc.(a)	150	2,708
TFS Financial Corp.	533	6,471
United Financial Bancorp Inc.	156	2,045
ViewPoint Financial Group	539	7,767

		288,552

SEMICONDUCTORS—4.01%
Actel Corp.(a)	485	5,762
Advanced Analogic Technologies Inc.(a)	2,733	10,768
Advanced Micro Devices Inc.(a)	16,777	162,401
Altera Corp.	17,017	385,095
Amkor Technology Inc.(a)	6,206	44,435
ANADIGICS Inc.(a)	2,520	10,634
Analog Devices Inc.	16,820	531,176
Applied Micro Circuits Corp.(a)	3,737	27,915
ATMI Inc.(a)	530	9,869
Broadcom Corp. Class A(a)	28,280	889,406
Cabot Microelectronics Corp.(a)	140	4,614
Cavium Networks Inc.(a)	2,061	49,114
CEVA Inc.(a)	792	10,185
Cirrus Logic Inc.(a)	3,705	25,268
Cree Inc.(a)	5,925	333,992
Cypress Semiconductor Corp.(a)	8,088	85,409
Diodes Inc.(a)	1,800	36,810
Emulex Corp.(a)	4,379	47,731
Entropic Communications Inc.(a)	2,932	9,001
Exar Corp.(a)	189	1,344
FormFactor Inc.(a)	2,654	57,751
Hittite Microwave Corp.(a)	1,220	49,715
Integrated Device Technology Inc.(a)	2,008	12,992
Intel Corp.	198,051	4,040,240
International Rectifier Corp.(a)	1,812	40,081
Intersil Corp. Class A	3,460	53,076
IPG Photonics Corp.(a)	1,467	24,558
IXYS Corp.(a)	1,308	9,705
Kopin Corp.(a)	3,807	15,913
Kulicke and Soffa Industries Inc.(a)	4,049	21,824
Lam Research Corp.(a)	7,236	283,724
Lattice Semiconductor Corp.(a)	550	1,485
Linear Technology Corp.	12,892	393,722
Marvell Technology Group Ltd.(a)	26,739	554,834
Maxim Integrated Products Inc.	14,665	297,700
MEMC Electronic Materials Inc.(a)	12,917	175,930
Micrel Inc.	1,059	8,684
Microchip Technology Inc.	9,552	277,581
Micron Technology Inc.(a)	8,490	89,654
Microsemi Corp.(a)	4,596	81,579
Microtune Inc.(a)	2,626	5,935
MIPS Technologies Inc. Class A(a)	2,502	10,934
Monolithic Power Systems Inc.(a)	1,931	46,286
National Semiconductor Corp.	13,164	202,199
NetLogic Microsystems Inc.(a)	1,084	50,146
Novellus Systems Inc.(a)	3,359	78,399
NVIDIA Corp.(a)	31,577	589,858
ON Semiconductor Corp.(a)	24,000	211,440
PLX Technology Inc.(a)	1,404	4,535
Power Integrations Inc.	1,360	49,450
QLogic Corp.(a)	6,786	128,052
Rambus Inc.(a)(b)	6,059	147,840
Rovi Corp.(a)	3,998	127,416
Rubicon Technology Inc.(a)	706	14,339
Rudolph Technologies Inc.(a)	851	5,719
Semtech Corp.(a)	3,481	59,212
Silicon Laboratories Inc.(a)	2,612	126,264
Skyworks Solutions Inc.(a)	9,552	135,543
Standard Microsystems Corp.(a)	323	6,712
Supertex Inc.(a)	571	17,016
Techwell Inc.(a)	724	9,557
Teradyne Inc.(a)	9,876	105,969

Tessera Technologies Inc.(a)	2,875	66,901
Texas Instruments Inc.	73,208	1,907,800
TriQuint Semiconductor Inc.(a)	4,723	28,338
Ultratech Inc.(a)	1,245	18,501
Varian Semiconductor Equipment Associates Inc.(a)	4,152	148,974
Veeco Instruments Inc.(a)	1,229	40,606
Virage Logic Corp.(a)	80	440
Volterra Semiconductor Corp.(a)	1,350	25,812
Xilinx Inc.	15,695	393,317
Zoran Corp.(a)	2,208	24,398

		13,959,585
SOFTWARE—8.67%
ACI Worldwide Inc.(a)	1,893	32,465
Activision Blizzard Inc.(a)	18,586	206,490
Actuate Corp.(a)	2,970	12,712
Acxiom Corp.(a)	3,163	42,447
Adobe Systems Inc.(a)	30,081	1,106,379
Advent Software Inc.(a)	892	36,331
Allscripts-Misys Healthcare Solutions Inc.(a)	3,568	72,181
American Reprographics Co.(a)	1,940	13,599
American Software Inc. Class A	1,549	9,294
AMICAS Inc.(a)	1,627	8,851
ANSYS Inc.(a)	5,007	217,604
ArcSight Inc.(a)	1,042	26,654
athenahealth Inc.(a)	1,911	86,454
Autodesk Inc.(a)	8,838	224,574
Automatic Data Processing Inc.	28,849	1,235,314
Avid Technology Inc.(a)	347	4,428
Blackbaud Inc.	2,487	58,768
Blackboard Inc.(a)	1,856	84,244
BMC Software Inc.(a)	10,691	428,709
Bottomline Technologies Inc.(a)	1,415	24,862
Broadridge Financial Solutions Inc.	4,981	112,371
CA Inc.	17,567	394,555
Callidus Software Inc.(a)	1,605	4,847
Cerner Corp.(a)	3,843	316,817
China TransInfo Technology Corp.(a)	493	4,028
Citrix Systems Inc.(a)	10,480	436,073
CommVault Systems Inc.(a)	2,511	59,486
Computer Programs and Systems Inc.	555	25,558
Concur Technologies Inc.(a)	2,315	98,966
CSG Systems International Inc.(a)	1,125	21,476
Deltek Inc.(a)	926	7,204
DemandTec Inc.(a)	1,046	9,173
Digi International Inc.(a)	623	5,682
DivX Inc.(a)	900	5,076
Double-Take Software Inc.(a)	921	9,201
Dun & Bradstreet Corp. (The)	3,098	261,378
Ebix Inc.(a)	403	19,678
Eclipsys Corp.(a)	3,195	59,171
Electronic Arts Inc.(a)	18,745	332,724
Emdeon Inc. Class A(a)	1,192	18,178
EPIQ Systems Inc.(a)	1,833	25,644
FalconStor Software Inc.(a)	1,600	6,496
Fidelity National Information Services Inc.	11,719	274,693
Fiserv Inc.(a)	8,990	435,835
Global Defense Technology & Systems Inc.(a)	130	2,140
Global Payments Inc.	4,592	247,325
GSE Systems Inc.(a)	884	4,844
IMS Health Inc.	2,457	51,744
inContact Inc.(a)	1,689	4,949
infoGROUP Inc.(a)	1,029	8,253
Informatica Corp.(a)	5,107	132,067

InnerWorkings Inc.(a)	1,544	9,110
Interactive Intelligence Inc.(a)	656	12,097
Intuit Inc.(a)	18,643	572,527
JDA Software Group Inc.(a)	1,306	33,264
Lawson Software Inc.(a)	3,193	21,233
ManTech International Corp. Class A(a)	994	47,990
MedAssets Inc.(a)	2,245	47,616
Medidata Solutions Inc.(a)	340	5,304
Microsoft Corp.	443,137	13,511,247
MicroStrategy Inc. Class A(a)	505	47,480
MoneyGram International Inc.(a)	3,894	11,215
MSCI Inc. Class A(a)	5,720	181,896
NetSuite Inc.(a)(b)	939	15,005
Novell Inc.(a)	9,444	39,193
Nuance Communications Inc.(a)	11,952	185,734
Omnicell Inc.(a)	1,677	19,604
OPNET Technologies Inc.	634	7,728
Oracle Corp.	219,664	5,390,555
Parametric Technology Corp.(a)	6,615	108,089
Paychex Inc.	18,571	569,015
Pegasystems Inc.	914	31,076
Phase Forward Inc.(a)	2,561	39,311
Phoenix Technologies Ltd.(a)	2,715	7,466
Progress Software Corp.(a)	2,275	66,453
PROS Holdings Inc.(a)	1,250	12,938
QAD Inc.	495	3,024
Quality Systems Inc.	1,342	84,264
Quest Software Inc.(a)	383	7,047
Red Hat Inc.(a)	10,819	334,307
Renaissance Learning Inc.	398	4,521
Rosetta Stone Inc.(a)(b)	351	6,300
Salesforce.com Inc.(a)	6,211	458,185
SeaChange International Inc.(a)	922	6,058
SEI Investments Co.	6,925	121,326
Smith Micro Software Inc.(a)	1,487	13,591
SolarWinds Inc.(a)	679	15,624
Solera Holdings Inc.	3,968	142,888
Sybase Inc.(a)	4,749	206,107
Synchronoss Technologies Inc.(a)	1,087	17,185
SYNNEX Corp.(a)	217	6,653
Take-Two Interactive Software Inc.(a)	595	5,980
Taleo Corp. Class A(a)	2,239	52,661
THQ Inc.(a)	3,052	15,382
Total System Services Inc.	6,670	115,191
Trident Microsystems Inc.(a)	1,297	2,412
Ultimate Software Group Inc.(a)	1,348	39,591
Unica Corp.(a)	951	7,370
VeriFone Holdings Inc.(a)	4,095	67,076
VMware Inc. Class A(a)	2,929	124,131

		30,178,012
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	526	7,411

		7,411
TELECOMMUNICATIONS—5.36%
Acme Packet Inc.(a)	2,197	24,167
ADC Telecommunications Inc.(a)	1,059	6,576
ADTRAN Inc.	2,453	55,315
Airvana Inc.(a)	1,157	8,793
Alaska Communications Systems Group Inc.(b)	2,501	19,958
Amdocs Ltd.(a)	1,574	44,906
American Tower Corp. Class A(a)	22,894	989,250
Anaren Inc.(a)	729	10,971

Anixter International Inc.(a)	251	11,822
Applied Signal Technology Inc.	740	14,275
ARRIS Group Inc.(a)	5,325	60,865
Aruba Networks Inc.(a)	3,361	35,828
Atheros Communications Inc.(a)	3,654	125,113
BigBand Networks Inc.(a)	1,751	6,023
Cbeyond Inc.(a)	1,276	20,097
Ciena Corp.(a)(b)	570	6,179
Cincinnati Bell Inc.(a)	2,162	7,459
Cisco Systems Inc.(a)	331,664	7,940,036
Comtech Telecommunications Corp.(a)	1,564	54,818
Consolidated Communications Holdings Inc.	578	10,115
Corning Inc.	76,259	1,472,561
CPI International Inc.(a)	79	1,046
Crown Castle International Corp.(a)	5,966	232,913
DigitalGlobe Inc.(a)	828	20,038
EMS Technologies Inc.(a)	706	10,237
Frontier Communications Corp.	7,742	60,465
General Communication Inc. Class A(a)	1,340	8,549
GeoEye Inc.(a)	993	27,685
Global Crossing Ltd.(a)	1,404	20,007
Harmonic Inc.(a)	4,159	26,326
Harris Corp.	5,932	282,067
Hickory Tech Corp.	723	6,384
Hughes Communications Inc.(a)	607	15,800
Infinera Corp.(a)	4,943	43,844
InterDigital Inc.(a)	2,441	64,784
Iowa Telecommunications Services Inc.	206	3,453
Ixia(a)	1,519	11,301
JDS Uniphase Corp.(a)	6,140	50,655
Juniper Networks Inc.(a)	30,120	803,300
Knology Inc.(a)	577	6,318
KVH Industries Inc.(a)	731	10,782
Leap Wireless International Inc.(a)	2,583	45,332
LogMeIn Inc.(a)	313	6,244
Loral Space & Communications Inc.(a)	595	18,808
MasTec Inc.(a)	2,131	26,638
MetroPCS Communications Inc.(a)	14,473	110,429
Motorola Inc.(a)	8,352	64,812
NETGEAR Inc.(a)	614	13,318
Network Equipment Technologies Inc.(a)	1,111	4,500
NeuStar Inc. Class A(a)	4,231	97,482
Neutral Tandem Inc.(a)	1,867	42,474
NII Holdings Inc.(a)	501	16,824
Novatel Wireless Inc.(a)	1,718	13,692
NTELOS Holdings Corp.	1,627	28,993
Oplink Communications Inc.(a)	895	14,669
Opnext Inc.(a)	903	1,716
PAETEC Holding Corp.(a)	6,956	28,867
ParkerVision Inc.(a)	2,305	4,218
Plantronics Inc.	2,456	63,807
Polycom Inc.(a)	1,899	47,418
Preformed Line Products Co.	111	4,862
Premiere Global Services Inc.(a)	2,825	23,306
QUALCOMM Inc.	95,118	4,400,159
RCN Corp.(a)	2,051	22,253
RF Micro Devices Inc.(a)	14,011	66,832
SAVVIS Inc.(a)	2,002	28,128
SBA Communications Corp. Class A(a)	6,667	227,745
Shenandoah Telecommunications Co.	1,369	27,859
ShoreTel Inc.(a)	2,564	14,820
Switch & Data Facilities Co. Inc.(a)	1,094	22,110
Syniverse Holdings Inc.(a)	3,229	56,443
Tekelec(a)	1,265	19,329

3Com Corp.(a)	18,110	135,825
tw telecom inc.(a)	8,501	145,707
USA Mobility Inc.	1,145	12,606
Viasat Inc.(a)	1,470	46,717
Windstream Corp.	11,595	127,429

		18,663,452
TEXTILES—0.01%
Cintas Corp.	1,351	35,194
UniFirst Corp.	145	6,976

		42,170
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	4,253	136,351
LeapFrog Enterprises Inc.(a)	552	2,158
Marvel Entertainment Inc.(a)	2,797	151,262
Mattel Inc.	15,917	318,022

		607,793
TRANSPORTATION—1.51%
Air Transport Services Group Inc.(a)	2,292	6,051
C.H. Robinson Worldwide Inc.	9,777	574,203
Celadon Group Inc.(a)	1,003	10,883
Con-way Inc.	979	34,177
Dynamex Inc.(a)	521	9,430
Echo Global Logistics Inc.(a)	122	1,548
Expeditors International Washington Inc.	12,274	426,276
Forward Air Corp.	786	19,689
Genesee & Wyoming Inc. Class A(a)	2,138	69,784
Golar LNG Ltd.(a)	1,045	13,397
GulfMark Offshore Inc.(a)	683	19,336
Heartland Express Inc.	1,851	28,265
Hub Group Inc. Class A(a)	1,016	27,259
J.B. Hunt Transport Services Inc.	4,991	161,060
Kansas City Southern Industries Inc.(a)	2,380	79,230
Kirby Corp.(a)	628	21,873
Knight Transportation Inc.	2,582	49,807
Landstar System Inc.	2,974	115,302
Marten Transport Ltd.(a)	871	15,634
Norfolk Southern Corp.	2,726	142,897
Old Dominion Freight Line Inc.(a)	251	7,706
Patriot Transportation Holding Inc.(a)	76	7,179
PHI Inc.(a)	490	10,143
RailAmerica Inc.(a)	436	5,319
Ship Finance International Ltd.	1,511	20,595
Teekay Corp.	1,047	24,301
Teekay Tankers Ltd. Class A(b)	755	6,440
Union Pacific Corp.	15,396	983,804
United Parcel Service Inc. Class B	39,754	2,280,687
USA Truck Inc.(a)	357	4,470
UTi Worldwide Inc.	5,176	74,120

		5,250,865
TRUCKING & LEASING—0.01%
GATX Corp.	1,151	33,091
TAL International Group Inc.	113	1,495

		34,586
WATER—0.01%
American Water Works Co. Inc.	462	10,353
California Water Service Group	124	4,566
Connecticut Water Service Inc.	34	842
Consolidated Water Co. Ltd.	267	3,815
Pennichuck Corp.	53	1,120

PICO Holdings Inc.(a)	564	18,460
York Water Co.	304	4,411

		43,567

TOTAL COMMON STOCKS
(Cost: $370,356,511)		347,872,204

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	1,731	424

		424

TOTAL RIGHTS
(Cost: $0)		424

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	27	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.14%

MONEY MARKET FUNDS—1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(e)(f)	3,149,010	3,149,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	512,179	512,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(e)	301,620	301,620

		3,962,809

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,962,809)		3,962,809

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $374,319,320)		351,835,437

SHORT POSITIONS(g)—(0.02)%

COMMON STOCKS—(0.02)%
Walt Disney Co. (The)	(2,084)	(67,209)

		(67,209)

TOTAL SHORT POSITIONS
(Proceeds: $67,202)		(67,209)
Other Assets, Less Liabilities—(1.01)%		(3,518,148)

NET ASSETS—100.00%		$348,250,080

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.11%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,349	$24,406
Gaiam Inc. Class A(a)	860	6,613
Harte-Hanks Inc.	2,482	26,756
Interpublic Group of Companies Inc. (The)(a)	29,054	214,419
inVentiv Health Inc.(a)	1,315	21,264
Lamar Advertising Co. Class A(a)	3,498	108,753
Marchex Inc. Class B	559	2,840

		405,051
AEROSPACE & DEFENSE—1.72%
AAR Corp.(a)	2,211	50,809
Argon ST Inc.(a)	108	2,346
BE Aerospace Inc.(a)	2,958	69,513
Boeing Co. (The)	40,887	2,213,213
Curtiss-Wright Corp.	2,791	87,414
Ducommun Inc.	676	12,648
Esterline Technologies Corp.(a)	1,212	49,413
General Dynamics Corp.	19,194	1,308,455
Herley Industries Inc.(a)	946	13,140
Kaman Corp.	223	5,149
L-3 Communications Holdings Inc.	7,133	620,214
LMI Aerospace Inc.(a)	216	2,873
Moog Inc. Class A(a)	2,829	82,692
Northrop Grumman Corp.	17,483	976,426
Raytheon Co.	5,566	286,760
Spirit AeroSystems Holdings Inc. Class A(a)	4,444	88,258
Teledyne Technologies Inc.(a)	1,485	56,965
Triumph Group Inc.	1,018	49,118
United Technologies Corp.	4,204	291,800

		6,267,206
AGRICULTURE—0.50%
Alico Inc.	52	1,480
Alliance One International Inc.(a)	1,751	8,545
Andersons Inc. (The)	1,072	27,679
Archer-Daniels-Midland Co.	17,214	538,970
Bunge Ltd.	8,257	527,044
Griffin Land & Nurseries Inc.	220	6,409
Lorillard Inc.	1,226	98,362
Reynolds American Inc.	10,312	546,227
Universal Corp.	1,445	65,906

		1,820,622
AIRLINES—0.17%
Alaska Air Group Inc.(a)	2,054	70,986
JetBlue Airways Corp.(a)	15,472	84,322
Republic Airways Holdings Inc.(a)	1,591	11,757
SkyWest Inc.	3,320	56,174

Southwest Airlines Co.	31,240	357,073
UAL Corp.(a)	534	6,894
US Airways Group Inc.(a)	9,858	47,713

		634,919
APPAREL—0.20%
Carter’s Inc.(a)	760	19,950
Columbia Sportswear Co.	753	29,397
Crocs Inc.(a)	3,073	17,670
G-III Apparel Group Ltd.(a)	440	9,535
Gymboree Corp.(a)	376	16,352
Iconix Brand Group Inc.(a)	4,400	55,660
Jones Apparel Group Inc.	5,159	82,854
K-Swiss Inc. Class A(a)	715	7,107
Liz Claiborne Inc.(a)	1,815	10,218
Oxford Industries Inc.	243	5,025
Perry Ellis International Inc.(a)	674	10,150
Phillips-Van Heusen Corp.	1,105	44,951
Polo Ralph Lauren Corp.	181	14,657
Quiksilver Inc.(a)	8,081	16,324
SKECHERS U.S.A. Inc. Class A(a)	1,961	57,673
Timberland Co. Class A(a)	974	17,464
Unifi Inc.(a)	2,886	11,198
VF Corp.	4,215	308,707

		734,892
AUTO MANUFACTURERS—0.60%
Ford Motor Co.(a)	191,662	1,916,620
Oshkosh Corp.	5,501	203,702
PACCAR Inc.	1,673	60,680

		2,181,002
AUTO PARTS & EQUIPMENT—0.32%
American Axle & Manufacturing Holdings Inc.(a)	2,609	20,924
ArvinMeritor Inc.(a)	3,957	44,239
ATC Technology Corp.(a)	321	7,656
Autoliv Inc.	5,194	225,212
BorgWarner Inc.	527	17,507
Dana Holding Corp.(a)	8,633	93,582
Dorman Products Inc.(a)	710	11,119
Exide Technologies Inc.(a)	2,843	20,214
Federal Mogul Corp. Class A(a)	910	15,743
Johnson Controls Inc.	18,628	507,427
Miller Industries Inc.(a)	551	6,254
Modine Manufacturing Co.(a)	2,918	34,549
Spartan Motors Inc.	1,909	10,748
Standard Motor Products Inc.(a)	452	3,851
Superior Industries International Inc.	1,297	19,844
Tenneco Inc.(a)	2,979	52,818
Titan International Inc.	2,073	16,812
TRW Automotive Holdings Corp.(a)	2,638	62,995
WABCO Holdings Inc.	402	10,368

		1,181,862
BANKS—8.24%
Alliance Financial Corp.	224	6,082
American National Bankshares Inc.	333	7,293
Ameris Bancorp	968	6,931
Ames National Corp.	209	4,412
Arrow Financial Corp.	226	5,650
Associated Banc-Corp	7,988	87,948
Auburn National Bancorporation Inc.	169	3,328
BancFirst Corp.	443	16,409

Banco Latinoamericano de Comercio Exterior SA Class E	1,829	25,423
Bancorp Inc. (The)(a)	1,385	9,501
Bancorp Rhode Island Inc.	236	6,060
BancorpSouth Inc.	5,075	119,059
Bank Mutual Corp.	2,703	18,705
Bank of America Corp.	530,527	7,989,737
Bank of Hawaii Corp.	2,944	138,545
Bank of Kentucky Financial Corp. (The)(b)	186	3,493
Bank of Marin Bancorp	68	2,214
Bank of New York Mellon Corp. (The)	58,293	1,630,455
Bank of the Ozarks Inc.	797	23,328
Banner Corp.(b)	1,111	2,977
Bar Harbor Bankshares	159	4,365
BB&T Corp.	42,119	1,068,559
BOK Financial Corp.	834	39,632
Boston Private Financial Holdings Inc.	3,938	22,722
Bridge Bancorp Inc.	67	1,611
Bryn Mawr Bank Corp.	440	6,640
Camden National Corp.	495	16,186
Capital City Bank Group Inc.(b)	727	10,062
CapitalSource Inc.	12,998	51,602
Cardinal Financial Corp.	1,183	10,339
Cathay General Bancorp	1,778	13,424
Center Bancorp Inc.(b)	574	5,120
Centerstate Banks Inc.	1,115	11,250
Central Pacific Financial Corp.(a)(b)	1,725	2,260
Century Bancorp Inc. Class A	261	5,750
Chemical Financial Corp.	1,284	30,277
Citizens & Northern Corp.(b)	572	5,457
Citizens Holding Co.	156	3,493
Citizens Republic Bancorp Inc.(a)	24,765	17,088
City Holding Co.	871	28,159
City National Corp.	2,644	120,566
CNB Financial Corp.	344	5,501
CoBiz Financial Inc.	2,123	10,084
Columbia Banking System Inc.	1,690	27,344
Comerica Inc.	9,247	273,434
Commerce Bancshares Inc.	2,593	100,401
Community Bank System Inc.	1,902	36,728
Community Trust Bancorp Inc.	926	22,641
Cullen/Frost Bankers Inc.	3,150	157,500
CVB Financial Corp.(b)	5,189	44,833
Discover Financial Services	32,721	481,326
Eagle Bancorp Inc.(a)	1,079	11,297
East West Bancorp Inc.	5,655	89,349
Enterprise Bancorp Inc.(b)	350	3,832
Enterprise Financial Services Corp.	443	3,416
F.N.B. Corp.	7,033	47,754
Farmers Capital Bank Corp.	400	4,088
Fifth Third Bancorp	49,052	478,257
Financial Institutions Inc.	710	8,364
First Bancorp (North Carolina)	887	12,391
First BanCorp (Puerto Rico)	4,557	10,481
First Bancorp Inc. (The) (Maine)	547	8,435
First Busey Corp.(b)	2,846	11,071
First California Financial Group Inc.(a)	350	959
First Citizens BancShares Inc. Class A	385	63,144
First Commonwealth Financial Corp.	5,479	25,477
First Community Bancshares Inc.	865	10,423
First Financial Bancorp	3,066	44,641
First Financial Bankshares Inc.	597	32,375
First Financial Corp.	731	22,310

First Financial Service Corp.	262	2,374
First Horizon National Corp.(a)	13,528	181,275
First Merchants Corp.	1,407	8,358
First Midwest Bancorp Inc.	3,552	38,681
First of Long Island Corp. (The)	243	6,136
1st Source Corp.	898	14,449
First South Bancorp Inc.(b)	524	5,397
FirstMerit Corp.	4,997	100,640
Fulton Financial Corp.	10,583	92,284
German American Bancorp Inc.	626	10,172
Glacier Bancorp Inc.	3,910	53,645
Great Southern Bancorp Inc.(b)	436	9,313
Guaranty Bancorp(a)	3,917	5,170
Hampton Roads Bankshares Inc.(b)	1,018	1,761
Hancock Holding Co.	1,514	66,298
Harleysville National Corp.	2,759	17,768
Heartland Financial USA Inc.(b)	916	13,145
Heritage Financial Corp.	761	10,487
Home Bancshares Inc.	1,099	26,453
Huntington Bancshares Inc.	43,741	159,655
IBERIABANK Corp.	1,269	68,285
Independent Bank Corp. (Massachusetts)	1,343	28,055
International Bancshares Corp.(b)	3,259	61,693
KeyCorp	54,097	300,238
K-Fed Bancorp	247	2,171
Lakeland Bancorp Inc.	1,412	9,023
Lakeland Financial Corp.	856	14,766
M&T Bank Corp.	4,699	314,316
MainSource Financial Group Inc.	1,324	6,329
Marshall & Ilsley Corp.	32,375	176,444
MB Financial Inc.	3,071	60,560
Merchants Bancshares Inc.	250	5,660
Metro Bancorp Inc.(a)	343	4,312
MidSouth Bancorp Inc.	274	3,809
Nara Bancorp Inc.(a)	1,385	15,706
National Bankshares Inc.(b)	395	11,175
National Penn Bancshares Inc.	7,736	44,791
NBT Bancorp Inc.	2,024	41,229
Northfield Bancorp Inc.	1,313	17,752
Northrim BanCorp Inc.	331	5,587
Norwood Financial Corp.	149	4,260
Ohio Valley Banc Corp.(b)	219	4,825
Old National Bancorp	5,339	66,364
Old Point Financial Corp.	127	1,975
Old Second Bancorp Inc.(b)	917	6,318
Oriental Financial Group Inc.	1,472	15,898
Orrstown Financial Services Inc.	145	5,058
Pacific Capital Bancorp(b)	3,006	2,886
Pacific Continental Corp.	1,164	13,316
PacWest Bancorp	1,752	35,303
Park National Corp.	630	37,094
Peapack-Gladstone Financial Corp.	565	7,164
Penns Woods Bancorp Inc.	103	3,341
Peoples Bancorp Inc.	734	7,105
Peoples Financial Corp.	239	4,856
Pinnacle Financial Partners Inc.(a)	2,003	28,483
PNC Financial Services Group Inc. (The)(c)	28,223	1,489,892
Popular Inc.	39,160	88,502
Porter Bancorp Inc.	173	2,602
PremierWest Bancorp	1,298	1,843
PrivateBancorp Inc.	712	6,387
Prosperity Bancshares Inc.	2,849	115,299
Regions Financial Corp.	71,053	375,870

Renasant Corp.	1,310	17,816
Republic Bancorp Inc. Class A	453	9,332
Republic First Bancorp Inc.(a)	630	2,690
S&T Bancorp Inc.	1,517	25,804
S.Y. Bancorp Inc.	429	9,159
Sandy Spring Bancorp Inc.	1,119	9,948
Santander BanCorp(a)	317	3,893
SCBT Financial Corp.	728	20,158
Shore Bancshares Inc.	537	7,765
Sierra Bancorp(b)	473	3,609
Signature Bank(a)	450	14,355
Simmons First National Corp. Class A	824	22,907
Smithtown Bancorp Inc.	894	5,319
South Financial Group Inc. (The)	15,982	10,304
Southside Bancshares Inc.	564	11,066
Southwest Bancorp Inc.	1,022	7,093
State Bancorp Inc.	925	6,577
State Street Corp.	14,210	618,703
Stellar One Corp.	1,444	14,382
Sterling Bancorp	847	6,048
Sterling Bancshares Inc.	4,859	24,927
Sterling Financial Corp.(a)(b)	3,554	2,203
Suffolk Bancorp	182	5,405
Sun Bancorp Inc. (New Jersey)(a)	1,128	4,230
SunTrust Banks Inc.	30,528	619,413
Susquehanna Bancshares Inc.	5,502	32,407
SVB Financial Group(a)	2,291	95,512
Synovus Financial Corp.	23,212	47,585
TCF Financial Corp.	7,804	106,290
Texas Capital Bancshares Inc.(a)	2,085	29,107
Tompkins Financial Corp.	343	13,891
Tower Bancorp Inc.	383	8,752
TowneBank(b)	1,321	15,429
TriCo Bancshares	967	16,101
TrustCo Bank Corp. NY	3,156	19,883
Trustmark Corp.	3,537	79,724
U.S. Bancorp	116,378	2,619,669
UMB Financial Corp.	1,992	78,385
Umpqua Holdings Corp.	5,345	71,676
Union Bankshares Corp.	1,313	16,268
United Bancshares Inc.(b)	2,421	48,347
United Community Banks Inc.(a)	5,131	17,394
United Security Bancshares Inc.(b)	332	5,690
Univest Corp. of Pennsylvania	977	17,127
Valley National Bancorp	8,858	125,164
Washington Banking Co.	493	5,886
Washington Trust Bancorp Inc.	828	12,900
Webster Financial Corp.	4,126	48,976
Wells Fargo & Co.	248,491	6,706,772
WesBanco Inc.	1,436	17,720
West Bancorporation Inc.	1,119	5,517
Westamerica Bancorporation	794	43,964
Western Alliance Bancorporation(a)	2,657	10,043
Whitney Holding Corp.	6,008	54,733
Wilber Corp. (The)	459	3,305
Wilmington Trust Corp.	4,320	53,309
Wilshire Bancorp Inc.	1,084	8,878
Wintrust Financial Corp.	1,507	46,401
Yadkin Valley Financial Corp.	685	2,507
Zions Bancorporation(b)	8,421	108,041

		30,046,430

BEVERAGES—0.82%
Brown-Forman Corp. Class B NVS	950	50,891
Coca-Cola Co. (The)	30,386	1,732,002
Coca-Cola Enterprises Inc.	2,892	61,310
Constellation Brands Inc. Class A(a)	11,632	185,298
Dr Pepper Snapple Group Inc.	15,660	443,178
Farmer Bros. Co.	242	4,777
Molson Coors Brewing Co. Class B NVS	7,360	332,378
National Beverage Corp.(a)	199	2,758
Pepsi Bottling Group Inc.	1,758	65,925
PepsiAmericas Inc.	3,540	103,580

		2,982,097
BIOTECHNOLOGY—0.07%
Affymetrix Inc.(a)	592	3,457
American Oriental Bioengineering Inc.(a)(b)	2,263	10,523
ArQule Inc.(a)	1,022	3,771
Cambrex Corp.(a)	48	268
Celera Corp.(a)	3,941	27,232
Charles River Laboratories International Inc.(a)	1,385	46,661
CryoLife Inc.(a)	145	931
Enzo Biochem Inc.(a)	500	2,690
Facet Biotech Corp.(a)	1,140	20,041
Geron Corp.(a)(b)	2,635	14,624
Harvard Bioscience Inc.(a)	77	275
Lexicon Pharmaceuticals Inc.(a)	1,892	3,216
Life Technologies Corp.(a)	1,242	64,870
Martek Biosciences Corp.(a)	1,655	31,346
Maxygen Inc.(a)	251	1,529
Omeros Corp.(a)	32	225
RTI Biologics Inc.(a)	1,945	7,469
SuperGen Inc.(a)	1,326	3,474

		242,602
BUILDING MATERIALS—0.19%
Apogee Enterprises Inc.	1,554	21,756
Armstrong World Industries Inc.(a)	719	27,991
Builders FirstSource Inc.(a)(b)	197	758
Comfort Systems USA Inc.	2,239	27,629
Drew Industries Inc.(a)	451	9,313
Interline Brands Inc.(a)	2,089	36,077
LSI Industries Inc.	1,313	10,346
Martin Marietta Materials Inc.(b)	1,698	151,818
Masco Corp.	11,576	159,865
NCI Building Systems Inc.(a)	4,771	8,636
Owens Corning(a)	2,993	76,741
Quanex Building Products Corp.	832	14,119
Simpson Manufacturing Co. Inc.(b)	535	14,386
Texas Industries Inc.	1,443	50,491
Trex Co. Inc.(a)(b)	111	2,176
U.S. Concrete Inc.(a)	2,710	2,466
Universal Forest Products Inc.	1,166	42,920
USG Corp.(a)	2,472	34,732

		692,220
CHEMICALS—1.92%
A. Schulman Inc.	1,398	28,212
Aceto Corp.	1,477	7,607
Air Products and Chemicals Inc.	8,413	681,958
Airgas Inc.	4,975	236,810
Albemarle Corp.	5,342	194,289
American Vanguard Corp.	979	8,126
Arch Chemicals Inc.	1,281	39,557
Ashland Inc.	4,201	166,444

Cabot Corp.	3,946	103,504
CF Industries Holdings Inc.	506	45,935
Chase Corp.	412	4,866
Cytec Industries Inc.	2,859	104,125
Dow Chemical Co. (The)	68,241	1,885,499
E.I. du Pont de Nemours and Co.	37,081	1,248,517
Eastman Chemical Co.	4,439	267,405
Ferro Corp.	5,306	43,721
FMC Corp.	676	37,694
H.B. Fuller Co.	2,910	66,202
Hawkins Inc.(b)	31	677
Huntsman Corp.	10,137	114,447
ICO Inc.	2,070	15,132
Innophos Holdings Inc.	1,015	23,335
Innospec Inc.	1,385	13,975
International Flavors & Fragrances Inc.	242	9,956
Intrepid Potash Inc.(a)	179	5,221
Lubrizol Corp.	534	38,955
Minerals Technologies Inc.	1,141	62,150
NL Industries Inc.	208	1,444
Olin Corp.	4,390	76,913
OM Group Inc.(a)	1,838	57,695
PolyOne Corp.(a)	4,938	36,887
PPG Industries Inc.	10,058	588,795
Quaker Chemical Corp.	611	12,611
Rockwood Holdings Inc.(a)	3,010	70,916
RPM International Inc.	3,794	77,132
Sensient Technologies Corp.	2,931	77,085
ShengdaTech Inc.(a)(b)	1,506	9,232
Sherwin-Williams Co. (The)	881	54,314
Solutia Inc.(a)	7,324	93,015
Spartech Corp.	1,804	18,509
Stepan Co.	41	2,657
Symyx Technologies Inc.(a)	334	1,837
Terra Industries Inc.	1,970	63,414
Valhi Inc.	246	3,437
Valspar Corp. (The)	6,109	165,798
W.R. Grace & Co.(a)	3,099	78,560
Westlake Chemical Corp.	1,128	28,121
Zoltek Companies Inc.(a)(b)	1,635	15,532

		6,988,223
COAL—0.10%
Arch Coal Inc.	10,008	222,678
Cloud Peak Energy Inc.(a)	1,113	16,205
International Coal Group Inc.(a)	5,319	20,531
Massey Energy Co.	1,018	42,766
Patriot Coal Corp.(a)	4,464	69,013
Westmoreland Coal Co.(a)	634	5,649

		376,842
COMMERCIAL SERVICES—0.89%
ABM Industries Inc.	2,221	45,886
Advance America Cash Advance Centers Inc.	292	1,624
Albany Molecular Research Inc.(a)	1,579	14,337
Avis Budget Group Inc.(a)	2,653	34,807
Barrett Business Services Inc.	443	5,444
Bowne & Co. Inc.	2,282	15,244
Cardtronics Inc.(a)	204	2,258
Career Education Corp.(a)	349	8,135
CDI Corp.	731	9,466
Compass Diversified Holdings	1,507	19,229
Consolidated Graphics Inc.(a)	554	19,401

Convergys Corp.(a)	5,318	57,168
Cornell Companies Inc.(a)	742	16,843
Corrections Corp. of America(a)	6,316	155,058
CRA International Inc.(a)	100	2,665
Cross Country Healthcare Inc.(a)	1,604	15,896
Deluxe Corp.	1,331	19,685
Diamond Management & Technology Consultants Inc.	90	663
Dollar Financial Corp.(a)	223	5,276
Dollar Thrifty Automotive Group Inc.(a)	1,416	36,264
DynCorp International Inc.(a)	1,258	18,052
Education Management Corp.(a)	524	11,533
Electro Rent Corp.	931	10,744
Equifax Inc.	1,717	53,038
Euronet Worldwide Inc.(a)	376	8,253
Franklin Covey Co.(a)	136	857
GEO Group Inc. (The)(a)	575	12,581
Global Cash Access Inc.(a)	232	1,738
Great Lakes Dredge & Dock Corp.	171	1,108
H&E Equipment Services Inc.(a)	1,594	16,721
Hackett Group Inc. (The)(a)	1,206	3,353
HealthSpring Inc.(a)	2,931	51,615
Heidrick & Struggles International Inc.	1,119	34,958
Hertz Global Holdings Inc.(a)	11,679	139,214
Hill International Inc.(a)	174	1,086
Hillenbrand Inc.	2,318	43,671
ICT Group Inc.(a)	237	3,870
Integrated Electrical Services Inc.(a)	491	2,872
Interactive Data Corp.	1,221	30,891
Jackson Hewitt Tax Service Inc.(a)	1,814	7,982
Kelly Services Inc. Class A(a)	1,309	15,616
Kendle International Inc.(a)	648	11,865
Kforce Inc.(a)	1,701	21,262
Korn/Ferry International(a)	2,732	45,078
Landauer Inc.	236	14,490
Live Nation Inc.(a)	5,076	43,197
Mac-Gray Corp.(a)	514	5,294
Manpower Inc.	4,801	262,039
MAXIMUS Inc.	90	4,500
McGrath RentCorp	1,224	27,369
McKesson Corp.	8,458	528,625
MedQuist Inc.	572	3,827
Monster Worldwide Inc.(a)	3,183	55,384
MPS Group Inc.(a)	5,879	80,777
Multi-Color Corp.	52	635
Nobel Learning Communities Inc.(a)	27	205
On Assignment Inc.(a)	1,697	12,134
PHH Corp.(a)	3,343	53,856
Quanta Services Inc.(a)	12,900	268,836
R.R. Donnelley & Sons Co.	9,312	207,378
Rent-A-Center Inc.(a)	4,017	71,181
Rewards Network Inc.	264	3,337
SAIC Inc.(a)	6,347	120,212
Service Corp. International	15,670	128,337
Sotheby’s	327	7,351
Spherion Corp.(a)	2,947	16,562
Standard Parking Corp.(a)	373	5,923
StarTek Inc.(a)	630	4,712
Steiner Leisure Ltd.(a)	440	17,494
Stewart Enterprises Inc. Class A	4,607	23,726
Team Inc.(a)	57	1,072
Tree.com Inc.(a)	343	3,138
TrueBlue Inc.(a)	2,574	38,121

United Rentals Inc.(a)	3,874	38,004
Valassis Communications Inc.(a)	541	9,879
Verisk Analytics Inc. Class A(a)	1,516	45,904
Viad Corp.	1,028	21,208
Volt Information Sciences Inc.(a)	645	6,450
Watson Wyatt Worldwide Inc. Class A	482	22,905
Weight Watchers International Inc.	1,845	53,800

		3,241,169
COMPUTERS—1.65%
Affiliated Computer Services Inc. Class A(a)	2,245	134,004
Agilysys Inc.	1,105	10,055
Brocade Communications Systems Inc.(a)	16,750	127,802
CACI International Inc. Class A(a)	1,645	80,358
CIBER Inc.(a)	3,835	13,231
Cogo Group Inc.(a)	1,417	10,443
Computer Sciences Corp.(a)	9,261	532,785
Computer Task Group Inc.(a)	336	2,691
COMSYS IT Partners Inc.(a)	925	8,223
Cray Inc.(a)	599	3,846
Diebold Inc.	515	14,652
DST Systems Inc.(a)	288	12,542
Dynamics Research Corp.(a)	469	4,976
Echelon Corp.(a)	600	6,936
Electronics For Imaging Inc.(a)	2,968	38,614
EMC Corp.(a)	110,624	1,932,601
Fortinet Inc.(a)	203	3,567
Furmanite Corp.(a)	608	2,316
Hewlett-Packard Co.	33,150	1,707,556
Imation Corp.(a)	1,460	12,731
Insight Enterprises Inc.(a)	2,492	28,459
Integral Systems Inc.(a)	677	5,863
Lexmark International Inc. Class A(a)	4,801	124,730
Mentor Graphics Corp.(a)	5,438	48,018
Mercury Computer Systems Inc.(a)	1,580	17,396
MTS Systems Corp.	959	27,562
Ness Technologies Inc.(a)	2,283	11,187
NetScout Systems Inc.(a)	293	4,290
Palm Inc.(a)(b)	1,282	12,871
PAR Technology Corp.(a)	147	850
Rimage Corp.(a)	609	10,560
SanDisk Corp.(a)	7,156	207,452
Seagate Technology	3,041	55,316
Sigma Designs Inc.(a)(b)	577	6,174
Silicon Graphics International Corp.(a)	1,820	12,758
Silicon Storage Technology Inc.(a)	4,775	12,224
SMART Modular Technologies (WWH) Inc.(a)	1,959	12,322
SRA International Inc. Class A(a)	1,805	34,475
Sun Microsystems Inc.(a)	46,164	432,557
Super Micro Computer Inc.(a)	220	2,446
Synopsys Inc.(a)	3,355	74,749
Teradata Corp.(a)	1,992	62,609
3D Systems Corp.(a)	109	1,232
Tier Technologies Inc. Class B(a)	631	5,048
Unisys Corp.(a)	2,472	95,320
Virtusa Corp.(a)	94	852
Western Digital Corp.(a)	1,339	59,117

		6,026,366
COSMETICS & PERSONAL CARE—1.05%
Alberto-Culver Co.	794	23,256
Chattem Inc.(a)	52	4,852
Elizabeth Arden Inc.(a)	1,370	19,783

Inter Parfums Inc.	842	10,247
Procter & Gamble Co. (The)	61,668	3,738,931
Revlon Inc. Class A(a)	638	10,852

		3,807,921
DISTRIBUTION & WHOLESALE—0.28%
Beacon Roofing Supply Inc.(a)	481	7,696
BlueLinx Holdings Inc.(a)(b)	727	2,014
BMP Sunstone Corp.(a)	169	962
Central European Distribution Corp.(a)	3,774	107,219
Chindex International Inc.(a)	68	961
Core-Mark Holding Co. Inc.(a)	437	14,404
Genuine Parts Co.	9,837	373,413
Houston Wire & Cable Co.(b)	533	6,343
Ingram Micro Inc. Class A(a)	9,860	172,057
Owens & Minor Inc.	499	21,422
Pool Corp.	1,328	25,338
ScanSource Inc.(a)	1,519	40,557
Tech Data Corp.(a)	3,107	144,973
United Stationers Inc.(a)	1,419	80,670
Watsco Inc.	122	5,976
WESCO International Inc.(a)	1,212	32,736

		1,036,741
DIVERSIFIED FINANCIAL SERVICES—7.56%
American Express Co.	50,844	2,060,199
AmeriCredit Corp.(a)	3,911	74,465
Ameriprise Financial Inc.	14,477	561,997
Ampal-American Israel Corp. Class A(a)	1,268	3,424
Artio Global Investors Inc. Class A(a)	1,390	35,431
Asset Acceptance Capital Corp.(a)	727	4,929
BGC Partners Inc. Class A	1,926	8,898
BlackRock Inc.(c)	1,298	301,396
Calamos Asset Management Inc. Class A	1,087	12,533
California First National Bancorp	116	1,515
Capital One Financial Corp.	19,857	761,317
Citigroup Inc.	931,440	3,083,066
CME Group Inc.	3,835	1,288,368
Cohen & Steers Inc.(b)	485	11,077
CompuCredit Holdings Corp.	333	1,109
Cowen Group Inc. Class A(a)	793	4,695
Credit Acceptance Corp.(a)	25	1,052
Diamond Hill Investment Group Inc.	20	1,285
Doral Financial Corp.(a)(b)	332	1,205
E*TRADE Financial Corp.(a)	89,661	156,907
Encore Capital Group Inc.(a)	950	16,530
Epoch Holding Corp.	98	1,024
Evercore Partners Inc. Class A	530	16,112
FBR Capital Markets Corp.(a)	1,361	8,411
Federated Investors Inc. Class B	332	9,130
Financial Federal Corp.	1,030	28,325
First Marblehead Corp. (The)(a)	4,427	9,430
Franklin Resources Inc.	5,107	538,022
GAMCO Investors Inc. Class A	181	8,740
Goldman Sachs Group Inc. (The)	28,958	4,889,269
Interactive Brokers Group Inc. Class A(a)	2,473	43,822
International Assets Holding Corp.(a)	481	6,994
Invesco Ltd.	23,501	552,038
Investment Technology Group Inc.(a)	2,435	47,969
Janus Capital Group Inc.	1,559	20,969
Jefferies Group Inc.(a)(b)	1,761	41,789
JMP Group Inc.	693	6,736
JPMorgan Chase & Co.	230,519	9,605,727

KBW Inc.(a)	1,164	31,847
Knight Capital Group Inc. Class A(a)	2,860	44,044
LaBranche & Co. Inc.(a)	3,102	8,810
Legg Mason Inc.	9,806	295,749
MF Global Ltd.(a)	4,077	28,335
Morgan Stanley	64,024	1,895,110
NASDAQ OMX Group Inc. (The)(a)	4,657	92,302
National Financial Partners Corp.(a)	2,534	20,500
Nelnet Inc. Class A	800	13,784
NewStar Financial Inc.(a)	1,357	5,319
NYSE Euronext Inc.	11,863	300,134
Ocwen Financial Corp.(a)	3,442	32,940
Oppenheimer Holdings Inc. Class A	525	17,440
Penson Worldwide Inc.(a)(b)	450	4,077
Piper Jaffray Companies(a)	1,218	61,643
Raymond James Financial Inc.	5,966	141,812
Sanders Morris Harris Group Inc.	1,313	7,221
SLM Corp.(a)	22,304	251,366
Student Loan Corp. (The)	246	11,456
SWS Group Inc.	1,309	15,839
Teton Advisors Inc. Class B(d)	4	64
Thomas Weisel Partners Group Inc.(a)	1,516	5,730
TradeStation Group Inc.(a)	1,423	11,227
U.S. Global Investors Inc. Class A	125	1,539
Virtus Investment Partners Inc.(a)	354	5,629
Westwood Holdings Group Inc.	52	1,890
World Acceptance Corp.(a)	961	34,433

		27,566,145
ELECTRIC—5.91%
AES Corp. (The)(a)	7,992	106,374
Allegheny Energy Inc.	4,079	95,775
ALLETE Inc.	1,791	58,530
Alliant Energy Corp.	6,750	204,255
Ameren Corp.	14,486	404,884
American Electric Power Co. Inc.	29,247	1,017,503
Avista Corp.	3,400	73,406
Black Hills Corp.	2,330	62,048
Calpine Corp.(a)	9,513	104,643
CenterPoint Energy Inc.	3,863	56,052
Central Vermont Public Service Corp.	731	15,205
CH Energy Group Inc.	975	41,457
Cleco Corp.	3,651	99,782
CMS Energy Corp.	14,083	220,540
Consolidated Edison Inc.	16,794	762,951
Constellation Energy Group Inc.	1,738	61,125
Dominion Resources Inc.	36,187	1,408,398
DPL Inc.	6,156	169,906
DTE Energy Co.	10,110	440,695
Duke Energy Corp.	78,950	1,358,729
Dynegy Inc. Class A(a)	29,812	53,960
Edison International	19,933	693,270
El Paso Electric Co.(a)	2,865	58,102
Empire District Electric Co. (The)	2,125	39,801
Entergy Corp.	12,031	984,617
Exelon Corp.	36,889	1,802,765
FirstEnergy Corp.	18,702	868,708
FPL Group Inc.	21,898	1,156,652
Great Plains Energy Inc.	8,177	158,552
Hawaiian Electric Industries Inc.	5,543	115,849
IDACORP Inc.	2,895	92,495
Integrys Energy Group Inc.	3,616	151,836
MDU Resources Group Inc.	11,265	265,854

MGE Energy Inc.	1,373	49,071
Mirant Corp.(a)	8,940	136,514
Northeast Utilities	10,737	276,907
NorthWestern Corp.	2,135	55,553
NRG Energy Inc.(a)	16,356	386,165
NSTAR	6,531	240,341
NV Energy Inc.	8,390	103,868
OGE Energy Corp.	5,947	219,385
Otter Tail Corp.	2,100	52,080
Pepco Holdings Inc.	13,436	226,397
PG&E Corp.	22,598	1,009,001
Pike Electric Corp.(a)	416	3,860
Pinnacle West Capital Corp.	6,171	225,735
PNM Resources Inc.	5,222	66,058
Portland General Electric Co.	4,654	94,988
Progress Energy Inc.	17,079	700,410
Public Service Enterprise Group Inc.	31,040	1,032,080
RRI Energy Inc.(a)	21,530	123,152
SCANA Corp.	7,492	282,299
Southern Co.	47,991	1,599,060
TECO Energy Inc.	12,941	209,903
U.S. Geothermal Inc.(a)	847	1,296
UIL Holdings Corp.	1,731	48,606
UniSource Energy Corp.	2,243	72,202
Unitil Corp.	609	13,995
Westar Energy Inc.	6,681	145,111
Wisconsin Energy Corp.	7,197	358,627
Xcel Energy Inc.	27,888	591,783

		21,529,166
ELECTRICAL COMPONENTS & EQUIPMENT—0.22%
A123 Systems Inc.(a)	556	12,477
Advanced Energy Industries Inc.(a)	440	6,635
Belden Inc.	2,854	62,560
China BAK Battery Inc.(a)	2,024	5,627
Encore Wire Corp.	1,170	24,652
Energizer Holdings Inc.(a)	683	41,854
Energy Conversion Devices Inc.(a)	385	4,069
EnerSys Inc.(a)	2,469	53,997
Fushi Copperweld Inc.(a)	866	8,764
General Cable Corp.(a)	3,218	94,674
GrafTech International Ltd.(a)	4,510	70,130
Graham Corp.	219	4,533
Greatbatch Inc.(a)	411	7,904
Hubbell Inc. Class B	3,079	145,637
Insteel Industries Inc.	1,014	13,182
Lihua International Inc.(a)	81	846
Littelfuse Inc.(a)	1,309	42,084
Molex Inc.	7,453	160,612
Orion Energy Systems Inc.(a)(b)	1,373	6,027
Power-One Inc.(a)	3,881	16,882
PowerSecure International Inc.(a)	764	5,508
SatCon Technology Corp.(a)(b)	490	1,382
Ultralife Corp.(a)	47	203
Valence Technology Inc.(a)(b)	742	675
Vicor Corp.(a)	676	6,287

		797,201
ELECTRONICS—0.73%
Analogic Corp.	253	9,743
Arrow Electronics Inc.(a)	4,381	129,721
Avnet Inc.(a)	6,229	187,867
AVX Corp.	2,383	30,193

Bel Fuse Inc. Class B	634	13,625
Benchmark Electronics Inc.(a)	3,558	67,282
Brady Corp. Class A	2,990	89,730
Checkpoint Systems Inc.(a)	1,848	28,182
China Security & Surveillance Technology Inc.(a)	396	3,025
Coherent Inc.(a)	1,271	37,787
CTS Corp.	2,062	19,836
Cymer Inc.(a)	1,820	69,852
Daktronics Inc.	271	2,496
DDi Corp.(a)	1,060	5,183
Electro Scientific Industries Inc.(a)	1,738	18,805
FARO Technologies Inc.(a)	102	2,187
FEI Co.(a)	181	4,228
Garmin Ltd.	1,227	37,669
ICx Technologies Inc.(a)	216	2,056
II-VI Inc.(a)	456	14,501
Itron Inc.(a)	152	10,271
Jabil Circuit Inc.	5,882	102,170
L-1 Identity Solutions Inc.(a)	1,017	7,617
LaBarge Inc.(a)	69	831
Measurement Specialties Inc.(a)	934	9,387
MEMSIC Inc.(a)	892	2,926
Methode Electronics Inc.	1,923	16,692
OSI Systems Inc.(a)	213	5,811
OYO Geospace Corp.(a)	212	9,093
Park Electrochemical Corp.	469	12,963
PerkinElmer Inc.	5,645	116,231
Plexus Corp.(a)	1,595	45,457
Rofin-Sinar Technologies Inc.(a)	955	22,548
Rogers Corp.(a)	760	23,036
Spectrum Control Inc.(a)	677	6,411
Stoneridge Inc.(a)	1,022	9,208
Technitrol Inc.	2,460	10,775
Thermo Fisher Scientific Inc.(a)	23,582	1,124,626
Thomas & Betts Corp.(a)	2,255	80,706
TTM Technologies Inc.(a)	2,764	31,869
Varian Inc.(a)	1,362	70,197
Vishay Intertechnology Inc.(a)	9,167	76,544
Watts Water Technologies Inc. Class A	1,738	53,739
Woodward Governor Co.	804	20,719
X-Rite Inc.(a)(b)	1,617	3,525
Zygo Corp.(a)	1,155	7,773

		2,655,093
ENERGY - ALTERNATE SOURCES—0.05%
Ascent Solar Technologies Inc.(a)	656	3,477
Covanta Holding Corp.(a)	8,000	144,720
Evergreen Solar Inc.(a)(b)	5,031	7,597
FuelCell Energy Inc.(a)	739	2,779
Green Plains Renewable Energy Inc.(a)(b)	581	8,639
Headwaters Inc.(a)	3,406	22,207

		189,419
ENGINEERING & CONSTRUCTION—0.19%
Dycom Industries Inc.(a)	2,279	18,300
EMCOR Group Inc.(a)	2,707	72,818
ENGlobal Corp.(a)	66	207
Granite Construction Inc.	1,852	62,338
Insituform Technologies Inc. Class A(a)	2,455	55,778
KBR Inc.	9,996	189,924
Layne Christensen Co.(a)	1,177	33,792
Mistras Group Inc.(a)	229	3,449
Shaw Group Inc. (The)(a)	938	26,967

Sterling Construction Co. Inc.(a)	646	12,390
Tutor Perini Corp.(a)	1,606	29,036
URS Corp.(a)	4,482	199,539
VSE Corp.	48	2,164

		706,702
ENTERTAINMENT—0.18%
Ascent Media Corp. Class A(a)	824	21,037
Bluegreen Corp.(a)	737	1,784
Carmike Cinemas Inc.(a)	129	975
Churchill Downs Inc.	535	19,982
Cinemark Holdings Inc.	191	2,745
DreamWorks Animation SKG Inc. Class A(a)	4,488	179,296
Great Wolf Resorts Inc.(a)	1,068	2,531
International Game Technology	3,050	57,248
International Speedway Corp. Class A	1,879	53,458
Lakes Entertainment Inc.(a)	760	1,908
National CineMedia Inc.	2,390	39,602
Penn National Gaming Inc.(a)	4,136	112,416
Pinnacle Entertainment Inc.(a)	1,748	15,697
Reading International Inc. Class A(a)	939	3,803
Regal Entertainment Group Class A	2,417	34,901
Speedway Motorsports Inc.	692	12,193
Steinway Musical Instruments Inc.(a)	375	5,966
Vail Resorts Inc.(a)	1,797	67,927
Warner Music Group Corp.(a)	2,663	15,073

		648,542
ENVIRONMENTAL CONTROL—0.17%
Clean Harbors Inc.(a)	86	5,126
EnergySolutions Inc.	4,169	35,395
Fuel Tech Inc.(a)(b)	232	1,895
Metalico Inc.(a)(b)	2,465	12,128
Met-Pro Corp.	198	2,103
Mine Safety Appliances Co.	127	3,369
Republic Services Inc.	13,523	382,836
Waste Connections Inc.(a)	1,295	43,175
Waste Management Inc.	3,162	106,907
Waste Services Inc.(a)	823	7,498

		600,432
FOOD—2.09%
American Italian Pasta Co. Class A(a)	342	11,898
B&G Foods Inc. Class A	1,332	12,228
Campbell Soup Co.	3,958	133,780
Chiquita Brands International Inc.(a)	2,611	47,102
ConAgra Foods Inc.	27,375	630,994
Corn Products International Inc.	4,631	135,364
Del Monte Foods Co.	12,130	137,554
Diamond Foods Inc.	189	6,717
Dole Food Co. Inc.(a)	772	9,581
Flowers Foods Inc.	826	19,626
Fresh Del Monte Produce Inc.(a)	2,473	54,653
General Mills Inc.	11,850	839,098
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	2,279	26,869
H.J. Heinz Co.	3,735	159,709
Hain Celestial Group Inc.(a)	1,864	31,707
Hershey Co. (The)	3,905	139,760
Hormel Foods Corp.	3,800	146,110
HQ Sustainable Maritime Industries Inc.(a)	42	296
Imperial Sugar Co.	679	11,842
Ingles Markets Inc. Class A	815	12,331
J.M. Smucker Co. (The)	7,286	449,910

Kraft Foods Inc. Class A	90,324	2,455,006
Kroger Co. (The)	6,384	131,064
M&F Worldwide Corp.(a)	635	25,082
Nash-Finch Co.	828	30,711
Ralcorp Holdings Inc.(a)	3,446	205,761
Ruddick Corp.	2,202	56,657
Safeway Inc.	26,116	556,010
Sara Lee Corp.	32,249	392,793
Seaboard Corp.	19	25,631
Seneca Foods Corp. Class A(a)	560	13,367
Smart Balance Inc.(a)	917	5,502
Smithfield Foods Inc.(a)	7,914	120,214
Spartan Stores Inc.	1,246	17,805
SUPERVALU Inc.	13,087	166,336
TreeHouse Foods Inc.(a)	1,891	73,484
Tyson Foods Inc. Class A	18,419	226,001
Village Super Market Inc. Class A	22	601
Weis Markets Inc.	560	20,362
Whole Foods Market Inc.(a)	1,047	28,740
Winn-Dixie Stores Inc.(a)	3,331	33,443

		7,601,699
FOREST PRODUCTS & PAPER—0.69%
Boise Inc.(a)	1,089	5,783
Buckeye Technologies Inc.(a)	2,285	22,302
Clearwater Paper Corp.(a)	632	34,741
Deltic Timber Corp.	131	6,050
Domtar Corp.(a)	2,512	139,190
International Paper Co.	26,460	708,599
KapStone Paper and Packaging Corp.(a)	1,144	11,268
Louisiana-Pacific Corp.(a)	7,794	54,402
MeadWestvaco Corp.	10,459	299,441
Neenah Paper Inc.	925	12,904
P.H. Glatfelter Co.	2,826	34,336
Plum Creek Timber Co. Inc.(b)	6,395	241,475
Potlatch Corp.	1,183	37,714
Rayonier Inc.	2,697	113,706
Rock-Tenn Co. Class A	300	15,123
Schweitzer-Mauduit International Inc.	941	66,199
Temple-Inland Inc.	6,466	136,497
Wausau Paper Corp.	1,697	19,685
Weyerhaeuser Co.	12,924	557,541

		2,516,956
GAS—0.76%
AGL Resources Inc.	4,704	171,555
Atmos Energy Corp.	5,649	166,081
Chesapeake Utilities Corp.	580	18,589
Energen Corp.	4,454	208,447
Laclede Group Inc. (The)	1,410	47,616
New Jersey Resources Corp.	2,172	81,233
Nicor Inc.	2,753	115,901
NiSource Inc.	16,798	258,353
Northwest Natural Gas Co.	1,600	72,064
Piedmont Natural Gas Co.	4,308	115,239
Sempra Energy	14,965	837,741
South Jersey Industries Inc.	1,645	62,806
Southern Union Co.	6,889	156,380
Southwest Gas Corp.	2,798	79,827
UGI Corp.	6,637	160,549
Vectren Corp.	5,019	123,869
WGL Holdings Inc.	3,134	105,114

		2,781,364

HAND & MACHINE TOOLS—0.30%
Baldor Electric Co.	2,342	65,787
Black & Decker Corp. (The)	3,657	237,083
Franklin Electric Co. Inc.	1,404	40,828
Kennametal Inc.	5,010	129,859
K-Tron International Inc.(a)	37	4,023
Lincoln Electric Holdings Inc.	2,630	140,600
Raser Technologies Inc.(a)(b)	1,197	1,484
Regal Beloit Corp.	2,206	114,580
Snap-On Inc.	2,611	110,341
Stanley Works (The)(b)	4,823	248,433

		1,093,018
HEALTH CARE - PRODUCTS—1.34%
AGA Medical Holdings Inc.(a)	124	1,831
AngioDynamics Inc.(a)	1,186	19,071
Boston Scientific Corp.(a)	59,758	537,822
Cantel Medical Corp.(a)	221	4,460
Cardiac Science Corp.(a)	1,241	2,767
CareFusion Corp.(a)	11,106	277,761
CONMED Corp.(a)	1,701	38,783
Cooper Companies Inc. (The)	2,735	104,258
Cutera Inc.(a)	555	4,723
Cynosure Inc. Class A(a)	589	6,768
ev3 Inc.(a)	4,680	62,431
Hanger Orthopedic Group Inc.(a)	1,285	17,772
Hansen Medical Inc.(a)	307	930
Hill-Rom Holdings Inc.	2,346	56,281
Hologic Inc.(a)	14,059	203,855
Home Diagnostics Inc.(a)	511	3,117
Invacare Corp.	1,018	25,389
Inverness Medical Innovations Inc.(a)	2,711	112,534
Johnson & Johnson	38,194	2,460,076
Kinetic Concepts Inc.(a)	2,450	92,242
LCA-Vision Inc.(a)	371	1,900
Medical Action Industries Inc.(a)	181	2,907
Natus Medical Inc.(a)	425	6,286
OraSure Technologies Inc.(a)	199	1,011
Palomar Medical Technologies Inc.(a)	308	3,105
Symmetry Medical Inc.(a)	1,604	12,928
TomoTherapy Inc.(a)	1,810	7,059
Vital Images Inc.(a)	139	1,764
Volcano Corp.(a)	663	11,523
Young Innovations Inc.	100	2,478
Zimmer Holdings Inc.(a)	13,180	779,070
Zoll Medical Corp.(a)	162	4,329

		4,867,231
HEALTH CARE - SERVICES—1.71%
Aetna Inc.	21,517	682,089
Alliance Healthcare Services Inc.(a)	186	1,062
Allied Healthcare International Inc.(a)	2,283	6,644
Amedisys Inc.(a)(b)	96	4,662
American Dental Partners Inc.(a)	520	6,708
AmSurg Corp.(a)	1,979	43,578
Assisted Living Concepts Inc. Class A(a)	653	17,220
Brookdale Senior Living Inc.(a)(b)	2,668	48,531
Capital Senior Living Corp.(a)	1,208	6,064
Centene Corp.(a)	1,229	26,018
Community Health Systems Inc.(a)	2,874	102,314
Continucare Corp.(a)	255	1,114
Coventry Health Care Inc.(a)	6,477	157,326

Gentiva Health Services Inc.(a)	1,027	27,739
Health Net Inc.(a)	6,308	146,913
Healthways Inc.(a)	1,924	35,286
Humana Inc.(a)	6,588	289,147
Kindred Healthcare Inc.(a)	2,358	43,529
LifePoint Hospitals Inc.(a)	3,310	107,608
Lincare Holdings Inc.(a)	775	28,768
Magellan Health Services Inc.(a)	2,119	86,307
MedCath Corp.(a)	1,022	8,084
MEDNAX Inc.(a)	1,910	114,810
Molina Healthcare Inc.(a)	766	17,518
National Healthcare Corp.	253	9,136
NightHawk Radiology Holdings Inc.(a)	1,473	6,673
NovaMed Inc.(a)(b)	501	1,944
Odyssey Healthcare Inc.(a)	1,032	16,079
Psychiatric Solutions Inc.(a)	1,091	23,064
RadNet Inc.(a)	122	249
RehabCare Group Inc.(a)	242	7,364
Res-Care Inc.(a)	1,415	15,848
Select Medical Holdings Corp.(a)	1,457	15,473
Skilled Healthcare Group Inc. Class A(a)	1,139	8,486
Sun Healthcare Group Inc.(a)	2,605	23,888
Sunrise Senior Living Inc.(a)	2,400	7,728
Tenet Healthcare Corp.(a)	9,623	51,868
Triple-S Management Corp. Class B(a)	1,213	21,349
U.S. Physical Therapy Inc.(a)	328	5,553
UnitedHealth Group Inc.	72,954	2,223,638
Universal Health Services Inc. Class B	5,294	161,467
WellCare Health Plans Inc.(a)	2,579	94,804
WellPoint Inc.(a)	26,118	1,522,418

		6,226,068
HOLDING COMPANIES - DIVERSIFIED—0.06%
Harbinger Group Inc.(a)	630	4,423
Heckmann Corp.(a)(b)	4,748	23,693
Information Services Group Inc.(a)	1,395	4,422
Leucadia National Corp.(a)	7,274	173,048
Resource America Inc. Class A	916	3,701

		209,287
HOME BUILDERS—0.32%
AMREP Corp.(a)	77	1,055
Beazer Homes USA Inc.(a)	2,020	9,777
Brookfield Homes Corp.(a)	815	6,520
Cavco Industries Inc.(a)	363	13,039
China Housing & Land Development Inc.(a)	1,388	5,732
D.R. Horton Inc.	17,006	184,855
Hovnanian Enterprises Inc. Class A(a)(b)	1,155	4,435
KB Home	4,413	60,370
Lennar Corp. Class A	9,157	116,935
M.D.C. Holdings Inc.	1,440	44,698
M/I Homes Inc.(a)	887	9,216
Meritage Homes Corp.(a)	1,972	38,119
NVR Inc.(a)	297	211,081
Pulte Homes Inc.(a)	18,175	181,750
Ryland Group Inc.	2,597	51,161
Skyline Corp.	490	9,016
Standard-Pacific Corp.(a)	6,257	23,401
Thor Industries Inc.	1,063	33,378
Toll Brothers Inc.(a)	8,328	156,650
Winnebago Industries Inc.(a)	1,448	17,666

		1,178,854

HOME FURNISHINGS—0.15%
American Woodmark Corp.	604	11,887
Audiovox Corp. Class A(a)	1,190	8,437
Ethan Allen Interiors Inc.	1,631	21,888
Furniture Brands International Inc.(a)	2,493	13,612
Harman International Industries Inc.	1,580	55,742
Hooker Furniture Corp.	554	6,853
Kimball International Inc. Class B	2,048	17,449
La-Z-Boy Inc.(a)	3,156	30,077
Sealy Corp.(a)	2,839	8,971
Stanley Furniture Co. Inc.(a)	550	5,582
Universal Electronics Inc.(a)	282	6,548
Whirlpool Corp.	4,528	365,228

		552,274
HOUSEHOLD PRODUCTS & WARES—0.35%
ACCO Brands Corp.(a)	3,463	25,211
American Greetings Corp. Class A	2,384	51,947
Avery Dennison Corp.	5,575	203,432
Blyth Inc.	297	10,015
Central Garden & Pet Co. Class A(a)	3,883	38,597
Clorox Co. (The)	982	59,902
CSS Industries Inc.	541	10,517
Ennis Inc.	1,497	25,135
Fortune Brands Inc.	9,267	400,334
Helen of Troy Ltd.(a)(b)	1,794	43,881
Jarden Corp.	5,436	168,027
Kimberly-Clark Corp.	3,279	208,905
Oil-Dri Corp. of America	322	4,991
Prestige Brands Holdings Inc.(a)	1,840	14,462
Standard Register Co. (The)	465	2,371
WD-40 Co.	315	10,193

		1,277,920
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	14,220	213,442

		213,442
INSURANCE—4.79%
Alleghany Corp.(a)	339	93,564
Allied World Assurance Holdings Ltd.	2,994	137,934
Allstate Corp. (The)	32,905	988,466
Ambac Financial Group Inc.(a)(b)	18,840	15,637
American Equity Investment Life Holding Co.	3,406	25,341
American Financial Group Inc.	5,326	132,884
American International Group Inc.(a)	4,606	138,088
American National Insurance Co.	963	115,021
American Physicians Capital Inc.	558	16,919
American Physicians Service Group Inc.	350	8,074
American Safety Insurance Holdings Ltd.(a)	591	8,540
Amerisafe Inc.(a)	1,060	19,048
AmTrust Financial Services Inc.	1,324	15,650
Aon Corp.	16,919	648,674
Arch Capital Group Ltd.(a)(b)	2,963	212,003
Argo Group International Holdings Ltd.(a)(b)	1,891	55,104
Arthur J. Gallagher & Co.	455	10,242
Aspen Insurance Holdings Ltd.	5,093	129,617
Assurant Inc.	7,155	210,929
Assured Guaranty Ltd.	6,643	144,552
Axis Capital Holdings Ltd.	6,194	175,972
Baldwin & Lyons Inc. Class B	558	13,732
Brown & Brown Inc.	1,930	34,682
Chubb Corp.	21,601	1,062,337

CIGNA Corp.	15,595	550,036
Cincinnati Financial Corp.	8,850	232,224
Citizens Inc.(a)	513	3,350
CNA Financial Corp.(a)	906	21,744
CNA Surety Corp.(a)	921	13,714
Conseco Inc.(a)	11,742	58,710
Crawford & Co. Class B(a)	257	1,013
Delphi Financial Group Inc. Class A	2,828	63,262
Donegal Group Inc. Class A	728	11,313
Eastern Insurance Holdings Inc.	475	4,094
EMC Insurance Group Inc.	220	4,732
Employers Holdings Inc.	2,123	32,567
Endurance Specialty Holdings Ltd.(b)	2,045	76,135
Enstar Group Ltd.(a)	402	29,354
Erie Indemnity Co. Class A	555	21,656
Everest Re Group Ltd.	3,787	324,470
FBL Financial Group Inc. Class A	519	9,612
Fidelity National Financial Inc. Class A	12,233	164,656
First Acceptance Corp.(a)	1,216	2,371
First American Corp.	6,183	204,719
First Mercury Financial Corp.	428	5,868
Flagstone Reinsurance Holdings Ltd.	2,381	26,048
FPIC Insurance Group Inc.(a)	409	15,796
Genworth Financial Inc. Class A(a)	17,172	194,902
Greenlight Capital Re Ltd. Class A(a)	1,846	43,510
Hallmark Financial Services Inc.(a)	334	2,659
Hanover Insurance Group Inc. (The)	2,954	131,246
Harleysville Group Inc.	828	26,322
Hartford Financial Services Group Inc. (The)	23,404	544,377
HCC Insurance Holdings Inc.	6,839	191,287
Horace Mann Educators Corp.	2,309	28,862
Independence Holding Co.	440	2,552
Infinity Property and Casualty Corp.	814	33,081
Kansas City Life Insurance Co.	220	6,545
Lincoln National Corp.	12,872	320,255
Loews Corp.	20,067	729,435
Maiden Holdings Ltd.	3,156	23,102
Markel Corp.(a)	600	204,000
Marsh & McLennan Companies Inc.	29,737	656,593
Max Capital Group Ltd.	2,880	64,224
MBIA Inc.(a)(b)	8,229	32,751
Meadowbrook Insurance Group Inc.	3,699	27,373
Mercer Insurance Group Inc.	291	5,287
Mercury General Corp.	1,600	62,816
MetLife Inc.	35,397	1,251,284
MGIC Investment Corp.(a)(b)	7,262	41,974
Montpelier Re Holdings Ltd.	5,249	90,913
National Interstate Corp.	524	8,887
National Western Life Insurance Co. Class A	134	23,265
Navigators Group Inc. (The)(a)	817	38,489
NYMAGIC Inc.	212	3,517
Old Republic International Corp.	14,952	150,118
OneBeacon Insurance Group Ltd.	1,548	21,331
PartnerRe Ltd.	4,398	328,355
Phoenix Companies Inc. (The)(a)	5,846	16,252
Platinum Underwriters Holdings Ltd.	3,195	122,337
PMA Capital Corp. Class A(a)	2,182	13,747
PMI Group Inc. (The)(a)	4,801	12,099
Presidential Life Corp.	1,138	10,413
Primus Guaranty Ltd.(a)(b)	998	3,044
ProAssurance Corp.(a)	2,012	108,065
Progressive Corp. (The)(a)	37,446	673,654
Protective Life Corp.	5,378	89,006

Prudential Financial Inc.	13,642	678,826
Radian Group Inc.	5,408	39,532
Reinsurance Group of America Inc.	4,094	195,079
RenaissanceRe Holdings Ltd.	3,869	205,637
RLI Corp.	681	36,263
Safety Insurance Group Inc.	727	26,339
SeaBright Insurance Holdings Inc.(a)	1,478	16,982
Selective Insurance Group Inc.	3,350	55,107
StanCorp Financial Group Inc.	2,979	119,220
State Auto Financial Corp.	852	15,762
Stewart Information Services Corp.	1,024	11,551
Torchmark Corp.	5,058	222,299
Tower Group Inc.	526	12,314
Transatlantic Holdings Inc.	1,683	87,701
Travelers Companies Inc. (The)	33,512	1,670,908
United America Indemnity Ltd. Class A(a)	2,362	18,707
United Fire & Casualty Co.	1,442	26,288
Unitrin Inc.	2,698	59,491
Universal American Corp.(a)	1,692	19,796
Universal Insurance Holdings Inc.	314	1,843
Unum Group	20,432	398,833
Validus Holdings Ltd.	5,020	135,239
W.R. Berkley Corp.	5,653	139,290
Wesco Financial Corp.	85	29,155
White Mountains Insurance Group Ltd.	482	160,342
XL Capital Ltd. Class A	21,036	385,590
Zenith National Insurance Corp.	2,348	69,876

		17,466,353
INTERNET—0.65%
ActivIdentity Corp.(a)	1,910	4,488
Ancestry.com Inc.(a)	112	1,569
AOL Inc.(a)	6,721	156,465
China Information Security Technology Inc.(a)	237	1,460
Digital River Inc.(a)	436	11,768
EarthLink Inc.	5,654	46,985
eBay Inc.(a)	52,603	1,238,275
ePlus Inc.(a)	219	3,616
Expedia Inc.(a)	1,029	26,456
Global Sources Ltd.(a)	736	4,600
i2 Technologies Inc.(a)	182	3,480
IAC/InterActiveCorp(a)	3,341	68,424
InfoSpace Inc.(a)	1,130	9,684
Internap Network Services Corp.(a)	2,914	13,696
Internet Brands Inc. Class A(a)	828	6,483
Internet Capital Group Inc.(a)	947	6,298
iPass Inc.(a)(b)	2,846	2,960
j2 Global Communications Inc.(a)	210	4,273
Keynote Systems Inc.	550	6,000
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	36,549	396,191
ModusLink Global Solutions Inc.(a)	2,426	22,829
1-800-FLOWERS.COM Inc.(a)	1,357	3,596
Online Resources Corp.(a)	751	3,950
Openwave Systems Inc.(a)	3,192	7,278
Orbitz Worldwide Inc.(a)	1,209	8,874
PCTEL Inc.(a)	1,275	7,548
Perficient Inc.(a)	1,383	11,659
RealNetworks Inc.(a)	3,004	11,145
Safeguard Scientifics Inc.(a)	768	7,918
Shutterfly Inc.(a)	1,037	18,469
SonicWALL Inc.(a)	2,830	21,536
Support.com Inc.(a)	3,000	7,920

TechTarget Inc.(a)	727	4,093
TIBCO Software Inc.(a)	7,006	67,468
United Online Inc.	4,971	35,741
US Auto Parts Network Inc.(a)	543	2,824
Vasco Data Security International Inc.(a)	365	2,289
Vitacost.com Inc.(a)	375	3,907
Web.com Group Inc.(a)	1,367	8,927
Yahoo! Inc.(a)	4,759	79,856

		2,350,998
INVESTMENT COMPANIES—0.14%
Allied Capital Corp.(a)	11,580	41,804
American Capital Ltd.(a)	17,143	41,829
Apollo Investment Corp.	9,950	94,823
Ares Capital Corp.	5,823	72,496
BlackRock Kelso Capital Corp.(c)	577	4,916
Capital Southwest Corp.	216	17,021
Fifth Street Finance Corp.	2,179	23,402
Gladstone Capital Corp.	1,489	11,465
Gladstone Investment Corp.	1,410	6,430
Harris & Harris Group Inc.(a)	1,499	6,850
Hercules Technology Growth Capital Inc.	1,977	20,541
Kayne Anderson Energy Development Co.	722	10,505
Kohlberg Capital Corp.	1,022	4,660
Main Street Capital Corp.	162	2,611
MCG Capital Corp.(a)	4,383	18,935
Medallion Financial Corp.	946	7,729
MVC Capital Inc.	1,164	13,735
NGP Capital Resources Co.	1,572	12,780
PennantPark Investment Corp.	1,347	12,015
PennyMac Mortgage Investment Trust(a)	824	14,156
Prospect Capital Corp.	3,882	45,846
TICC Capital Corp.	1,437	8,694
Triangle Capital Corp.(b)	437	5,283

		498,526
IRON & STEEL—0.74%
AK Steel Holding Corp.	6,771	144,561
Allegheny Technologies Inc.	5,994	268,351
Carpenter Technology Corp.	2,687	72,415
China Precision Steel Inc.(a)(b)	2,519	5,164
Cliffs Natural Resources Inc.	7,246	333,968
General Steel Holdings Inc.(a)	523	2,306
Gibraltar Industries Inc.(a)	1,781	28,015
Nucor Corp.	19,280	899,412
Olympic Steel Inc.	531	17,300
Reliance Steel & Aluminum Co.	3,917	169,293
Schnitzer Steel Industries Inc. Class A	281	13,404
Steel Dynamics Inc.	13,243	234,666
Sutor Technology Group Ltd.(a)	236	628
United States Steel Corp.	8,803	485,221
Universal Stainless & Alloy Products Inc.(a)	389	7,337

		2,682,041
LEISURE TIME—0.31%
Brunswick Corp.	5,610	71,303
Callaway Golf Co.	3,726	28,094
Carnival Corp.(a)	14,608	462,928
Harley-Davidson Inc.	14,375	362,250
Interval Leisure Group Inc.(a)	145	1,808
Life Time Fitness Inc.(a)	2,247	56,018
Marine Products Corp.	722	3,559
Multimedia Games Inc.(a)	1,017	6,112

Royal Caribbean Cruises Ltd.(a)(b)	5,489	138,762
Town Sports International Holdings Inc.(a)	404	941
Universal Travel Group(a)	64	649

		1,132,424
LODGING—0.36%
Boyd Gaming Corp.(a)(b)	3,199	26,776
Choice Hotels International Inc.	1,283	40,620
Gaylord Entertainment Co.(a)	2,474	48,861
Hyatt Hotels Corp. Class A(a)	1,020	30,406
Las Vegas Sands Corp.(a)(b)	4,419	66,020
Marcus Corp.	972	12,461
Marriott International Inc. Class A	9,702	264,379
MGM MIRAGE(a)	6,424	58,587
Monarch Casino & Resort Inc.(a)	49	397
Morgans Hotel Group Co.(a)	166	752
Orient-Express Hotels Ltd. Class A(a)	4,683	47,486
Red Lion Hotels Corp.(a)	1,106	5,464
Starwood Hotels & Resorts Worldwide Inc.(b)	9,581	350,377
Wyndham Worldwide Corp.	6,206	125,175
Wynn Resorts Ltd.	4,100	238,743

		1,316,504
MACHINERY—1.16%
AGCO Corp.(a)	5,742	185,696
Alamo Group Inc.	399	6,843
Albany International Corp. Class A	1,569	35,240
Altra Holdings Inc.(a)	1,317	16,265
Applied Industrial Technologies Inc.	2,587	57,095
Astec Industries Inc.(a)	1,100	29,634
Bolt Technology Corp.(a)	417	4,595
Briggs & Stratton Corp.	3,013	56,373
Bucyrus International Inc.	3,604	203,157
Cascade Corp.	543	14,927
Caterpillar Inc.	18,458	1,051,921
Cognex Corp.	1,961	34,749
Columbus McKinnon Corp.(a)	1,088	14,862
Cummins Inc.	8,302	380,730
Deere & Co.	19,499	1,054,701
Duoyuan Printing Inc.(a)	363	2,922
DXP Enterprises Inc.(a)	412	5,385
Flow International Corp.(a)	324	998
Gardner Denver Inc.	3,168	134,798
Gorman-Rupp Co. (The)	283	7,822
Graco Inc.	1,988	56,797
Hurco Companies Inc.(a)	418	6,186
IDEX Corp.	2,027	63,141
Intevac Inc.(a)	1,400	16,058
Joy Global Inc.	758	39,105
Kadant Inc.(a)	630	10,055
Lindsay Corp.	42	1,674
Manitowoc Co. Inc. (The)	7,962	79,381
NACCO Industries Inc. Class A	300	14,940
Nordson Corp.	1,364	83,450
Robbins & Myers Inc.	1,491	35,068
Rockwell Automation Inc.	7,825	367,618
Sauer-Danfoss Inc.(a)	844	10,136
Tecumseh Products Co. Class A(a)	1,108	12,953
Terex Corp.(a)	6,551	129,775
Twin Disc Inc.	502	5,241
Zebra Technologies Corp. Class A(a)	270	7,657

		4,237,948

MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	242	4,005

		4,005
MANUFACTURING—4.18%
A.O. Smith Corp.	1,308	56,754
Actuant Corp. Class A	2,215	41,044
Acuity Brands Inc.	558	19,887
American Railcar Industries Inc.	728	8,023
Ameron International Corp.	557	35,347
AptarGroup Inc.	4,203	150,215
Barnes Group Inc.	2,826	47,759
Blount International Inc.(a)	1,611	16,271
Carlisle Companies Inc.	2,787	95,483
Ceradyne Inc.(a)	1,503	28,873
CLARCOR Inc.	1,969	63,874
Colfax Corp.(a)	926	11,149
Crane Co.	1,499	45,899
Danaher Corp.	6,012	452,102
Dover Corp.	3,361	139,851
Eastman Kodak Co.(a)(b)	16,700	70,474
Eaton Corp.	10,138	644,980
EnPro Industries Inc.(a)	1,148	30,319
Federal Signal Corp.	2,980	17,940
FreightCar America Inc.	684	13,564
General Electric Co.	649,369	9,824,953
GP Strategies Corp.(a)	369	2,779
Griffon Corp.(a)	2,713	33,153
Harsco Corp.	1,317	42,447
Illinois Tool Works Inc.	27,535	1,321,405
ITT Corp.	10,018	498,295
Koppers Holdings Inc.	468	14,246
Leggett & Platt Inc.	3,702	75,521
Myers Industries Inc.	1,844	16,780
Parker Hannifin Corp.	9,814	528,778
Pentair Inc.	4,428	143,024
Polypore International Inc.(a)	871	10,365
Portec Rail Products Inc.	204	2,185
Roper Industries Inc.	781	40,901
SPX Corp.	3,043	166,452
Standex International Corp.	664	13,340
Sturm, Ruger & Co. Inc.(b)	76	737
Teleflex Inc.	1,425	76,793
Textron Inc.	16,673	313,619
Tredegar Corp.	1,908	30,185
Trinity Industries Inc.	4,848	84,549

		15,230,315
MEDIA—4.42%
Belo Corp. Class A	5,346	29,082
Cablevision NY Group Class A	14,395	371,679
CBS Corp. Class B NVS	37,124	521,592
Central European Media Enterprises Ltd. Class A(a)(b)	2,090	49,345
Comcast Corp. Class A	163,080	2,749,529
Courier Corp.	666	9,490
Crown Media Holdings Inc. Class A(a)(b)	528	766
DIRECTV Class A(a)	31,796	1,060,397
Discovery Communications Inc. Series C(a)	1,227	32,540
DISH Network Corp. Class A	12,266	254,765
E.W. Scripps Co. (The) Class A(a)	1,778	12,375
Fisher Communications Inc.(a)	440	7,150
Gannett Co. Inc.	14,168	210,395

Journal Communications Inc. Class A	2,934	11,413
Liberty Global Inc. Series A(a)	16,343	358,075
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,011	119,663
Liberty Media Corp. - Liberty Starz Group Series A(a)	3,203	147,818
Lin TV Corp. Class A(a)	1,905	8,496
LodgeNet Interactive Corp.(a)	403	2,229
Martha Stewart Living Omnimedia Inc. Class A(a)	190	939
Mediacom Communications Corp. Class A(a)	1,597	7,139
Meredith Corp.(b)	2,115	65,248
New York Times Co. (The) Class A(a)(b)	6,039	74,642
News Corp. Class A NVS	139,641	1,911,685
Outdoor Channel Holdings Inc.(a)	1,022	5,928
PRIMEDIA Inc.	1,604	5,790
Scholastic Corp.	1,309	39,047
Scripps Networks Interactive Inc. Class A	2,219	92,088
Sinclair Broadcast Group Inc. Class A(a)	2,408	9,704
Time Warner Cable Inc.	21,616	894,686
Time Warner Inc.	73,381	2,138,322
Viacom Inc. Class B NVS(a)	33,297	989,920
Walt Disney Co. (The)	116,079	3,743,548
Washington Post Co. (The) Class B	380	167,048
World Wrestling Entertainment Inc.	370	5,672

		16,108,205
METAL FABRICATE & HARDWARE—0.16%
A.M. Castle & Co.	1,054	14,429
Ampco-Pittsburgh Corp.	209	6,590
CIRCOR International Inc.	1,018	25,633
Commercial Metals Co.	7,022	109,894
Eastern Co. (The)	314	4,217
Hawk Corp. Class A(a)	353	6,216
Haynes International Inc.	772	25,453
Kaydon Corp.	2,048	73,236
L.B. Foster Co. Class A(a)	696	20,748
Ladish Co. Inc.(a)	942	14,205
Lawson Products Inc.	301	5,313
Mueller Industries Inc.	2,205	54,772
Mueller Water Products Inc. Class A	9,419	48,979
North American Galvanizing & Coatings Inc.(a)	222	1,077
Northwest Pipe Co.(a)	630	16,922
RBC Bearings Inc.(a)	69	1,679
Sun Hydraulics Corp.	397	10,421
Timken Co. (The)	5,989	141,999
TriMas Corp.(a)	154	1,043
Worthington Industries Inc.	322	4,209

		587,035
MINING—0.68%
Alcoa Inc.	32,183	518,790
Allied Nevada Gold Corp.(a)	776	11,702
AMCOL International Corp.	1,094	31,091
Brush Engineered Materials Inc.(a)	1,313	24,343
Century Aluminum Co.(a)	2,678	43,357
Coeur d’Alene Mines Corp.(a)	4,623	83,491
Compass Minerals International Inc.	911	61,210
Freeport-McMoRan Copper & Gold Inc.(a)	9,909	795,594
General Moly Inc.(a)(b)	3,566	7,417
Hecla Mining Co.(a)(b)	14,653	90,556
Horsehead Holding Corp.(a)	2,665	33,979
Kaiser Aluminum Corp.	909	37,833
Paramount Gold and Silver Corp.(a)	652	945

Royal Gold Inc.	1,603	75,501
RTI International Metals Inc.(a)	1,846	46,464
Southern Copper Corp.	2,858	94,057
Stillwater Mining Co.(a)	2,435	23,084
Titanium Metals Corp.(a)	5,210	65,229
United States Lime & Minerals Inc.(a)	52	1,796
Uranerz Energy Corp.(a)	496	645
Uranium Energy Corp.(a)	151	571
US Gold Corp.(a)(b)	4,570	11,334
USEC Inc.(a)	6,838	26,326
Vulcan Materials Co.(b)	7,709	406,033

		2,491,348
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	1,637	27,845
STR Holdings Inc.(a)	270	4,242

		32,087
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	12,654	288,005
Xerox Corp.	53,372	451,527

		739,532
OFFICE FURNISHINGS—0.01%
HNI Corp.	761	21,026
Steelcase Inc. Class A	4,607	29,301

		50,327
OIL & GAS—14.60%
Alon USA Energy Inc.	243	1,662
Anadarko Petroleum Corp.	30,618	1,911,176
Apache Corp.	20,558	2,120,969
Approach Resources Inc.(a)	689	5,319
Atlas Energy Inc.	2,156	65,047
ATP Oil & Gas Corp.(a)	1,959	35,811
Atwood Oceanics Inc.(a)	470	16,849
Berry Petroleum Co. Class A	2,618	76,315
Bill Barrett Corp.(a)	2,367	73,637
BPZ Resources Inc.(a)	876	8,322
Brigham Exploration Co.(a)	2,354	31,897
Bronco Drilling Co. Inc.(a)	1,593	8,077
Cabot Oil & Gas Corp.	6,327	275,794
Cheniere Energy Inc.(a)	2,279	5,515
Chesapeake Energy Corp.	38,413	994,128
Chevron Corp.	122,930	9,464,381
Cimarex Energy Co.	5,100	270,147
Clayton Williams Energy Inc.(a)	319	11,178
Comstock Resources Inc.(a)	2,643	107,227
Concho Resources Inc.(a)	4,720	211,928
ConocoPhillips	90,857	4,640,067
Contango Oil & Gas Co.(a)	42	1,974
Continental Resources Inc.(a)	958	41,089
CREDO Petroleum Corp.(a)	81	753
Crosstex Energy Inc.	2,279	13,788
Cubic Energy Inc.(a)(b)	1,147	1,709
CVR Energy Inc.(a)	1,195	8,198
Delek US Holdings Inc.	880	5,993
Delta Petroleum Corp.(a)	4,705	4,893
Denbury Resources Inc.(a)	15,211	225,123
Devon Energy Corp.	27,226	2,001,111
Encore Acquisition Co.(a)	3,418	164,132
Endeavour International Corp.(a)	406	438
EOG Resources Inc.	15,352	1,493,750

EXCO Resources Inc.	1,018	21,612
Exxon Mobil Corp.	222,027	15,140,020
Forest Oil Corp.(a)	4,403	97,967
Frontier Oil Corp.	1,324	15,941
GeoResources Inc.(a)	463	6,325
GMX Resources Inc.(a)(b)	824	11,322
Goodrich Petroleum Corp.(a)	1,492	36,330
Gran Tierra Energy Inc.(a)	12,423	71,184
Gulfport Energy Corp.(a)	93	1,065
Harvest Natural Resources Inc.(a)	1,759	9,305
Helmerich & Payne Inc.	4,417	176,150
Hess Corp.	17,816	1,077,868
Marathon Oil Corp.	43,415	1,355,416
Mariner Energy Inc.(a)	609	7,070
Murphy Oil Corp.	11,673	632,677
Nabors Industries Ltd.(a)	17,372	380,273
Newfield Exploration Co.(a)	8,166	393,846
Noble Energy Inc.	10,618	756,214
Occidental Petroleum Corp.	49,710	4,043,908
Oilsands Quest Inc.(a)	15,004	17,255
Parker Drilling Co.(a)	7,028	34,789
Patterson-UTI Energy Inc.	8,108	124,458
Penn Virginia Corp.	2,773	59,037
PetroCorp Inc. Escrow(d)	190	0
Petroleum Development Corp.(a)	1,181	21,506
PetroQuest Energy Inc.(a)	2,913	17,857
Pioneer Drilling Co.(a)	1,797	14,196
Pioneer Natural Resources Co.	6,982	336,323
Plains Exploration & Production Co.(a)	3,929	108,676
Pride International Inc.(a)	5,741	183,195
Range Resources Corp.	8,215	409,518
Rex Energy Corp.(a)	430	5,160
Rosetta Resources Inc.(a)	3,294	65,649
Rowan Companies Inc.(a)	5,772	130,678
SandRidge Energy Inc.(a)	7,642	72,064
Seahawk Drilling Inc.(a)	373	8,407
St. Mary Land & Exploration Co.	2,889	98,919
Stone Energy Corp.(a)	2,667	48,139
Sunoco Inc.	7,261	189,512
Swift Energy Co.(a)	2,269	54,365
Tesoro Corp.	5,123	69,417
Toreador Resources Corp.	80	792
Unit Corp.(a)	2,516	106,930
VAALCO Energy Inc.	2,999	13,645
Valero Energy Corp.	34,679	580,873
Vantage Drilling Co.(a)	4,369	7,034
Venoco Inc.(a)	638	8,320
W&T Offshore Inc.	107	1,252
Warren Resources Inc.(a)	1,961	4,804
Western Refining Inc.(a)(b)	2,668	12,566
Whiting Petroleum Corp.(a)	3,151	225,139
XTO Energy Inc.	35,556	1,654,421

		53,217,786
OIL & GAS SERVICES—2.13%
Allis-Chalmers Energy Inc.(a)	3,977	14,993
Baker Hughes Inc.	18,967	767,784
Basic Energy Services Inc.(a)	1,275	11,347
BJ Services Co.	17,911	333,145
Boots & Coots Inc.(a)	4,175	6,889
Cal Dive International Inc.(a)	2,069	15,642
Cameron International Corp.(a)	1,166	48,739
CARBO Ceramics Inc.	98	6,681

Complete Production Services Inc.(a)	3,640	47,320
Dawson Geophysical Co.(a)	450	10,399
Exterran Holdings Inc.(a)	2,091	44,852
Geokinetics Inc.(a)	149	1,433
Global Industries Ltd.(a)	6,058	43,194
Gulf Island Fabrication Inc.	651	13,691
Halliburton Co.	55,025	1,655,702
Helix Energy Solutions Group Inc.(a)	6,537	76,810
Hercules Offshore Inc.(a)	6,368	30,439
Hornbeck Offshore Services Inc.(a)	1,494	34,780
ION Geophysical Corp.(a)	6,450	38,184
Key Energy Services Inc.(a)	7,575	66,584
Lufkin Industries Inc.	105	7,686
Matrix Service Co.(a)	1,064	11,332
National Oilwell Varco Inc.	25,651	1,130,953
Natural Gas Services Group Inc.(a)	608	11,461
Newpark Resources Inc.(a)	5,766	24,390
Oil States International Inc.(a)	3,055	120,031
Schlumberger Ltd.	40,063	2,607,701
SEACOR Holdings Inc.(a)	1,247	95,084
Smith International Inc.	6,179	167,883
Superior Energy Services Inc.(a)	4,824	117,175
Superior Well Services Inc.(a)	769	10,966
T-3 Energy Services Inc.(a)	713	18,181
Tetra Technologies Inc.(a)	2,053	22,747
TGC Industries Inc.(a)	189	739
Tidewater Inc.	3,182	152,577
Union Drilling Inc.(a)	660	4,125

		7,771,639
PACKAGING & CONTAINERS—0.31%
AEP Industries Inc.(a)	23	880
Astronics Corp.(a)	99	846
Ball Corp.	2,056	106,295
Bemis Co. Inc.	6,657	197,380
BWAY Holding Co.(a)	406	7,803
Graphic Packaging Holding Co.(a)	6,437	22,336
Greif Inc. Class A	2,054	110,875
Owens-Illinois Inc.(a)	1,945	63,932
Packaging Corp. of America	5,700	131,157
Pactiv Corp.(a)	1,494	36,065
Sealed Air Corp.	9,674	211,474
Silgan Holdings Inc.	825	47,751
Sonoco Products Co.	6,080	177,840

		1,114,634
PHARMACEUTICALS—4.98%
Adolor Corp.(a)	1,335	1,949
AmerisourceBergen Corp.	2,339	60,978
Biodel Inc.(a)	64	278
Bristol-Myers Squibb Co.	46,556	1,175,539
Caraco Pharmaceutical Laboratories Ltd.(a)	405	2,446
Cardinal Health Inc.	22,066	711,408
Cumberland Pharmaceuticals Inc.(a)	94	1,277
Eli Lilly and Co.	29,593	1,056,766
Endo Pharmaceuticals Holdings Inc.(a)	7,263	148,964
Forest Laboratories Inc.(a)	18,454	592,558
Hi-Tech Pharmacal Co. Inc.(a)	391	10,968
Infinity Pharmaceuticals Inc.(a)	608	3,757
King Pharmaceuticals Inc.(a)	15,433	189,363
K-V Pharmaceutical Co. Class A(a)	1,111	4,077
Mannatech Inc.	843	2,630
Mead Johnson Nutrition Co. Class A	6,451	281,909

Medicines Co. (The)(a)	844	7,039
Medicis Pharmaceutical Corp. Class A	3,119	84,369
Merck & Co. Inc.	114,641	4,188,982
Mylan Inc.(a)(b)	5,429	100,056
Myriad Pharmaceuticals Inc.(a)	113	568
Nabi Biopharmaceuticals(a)	878	4,302
NBTY Inc.(a)	1,033	44,977
Nutraceutical International Corp.(a)	537	6,643
Omega Protein Corp.(a)	1,180	5,145
Omnicare Inc.	4,277	103,418
Par Pharmaceutical Companies Inc.(a)	2,207	59,721
Pfizer Inc.	494,349	8,992,208
Progenics Pharmaceuticals Inc.(a)	407	1,807
Schiff Nutrition International Inc.	554	4,332
ViroPharma Inc.(a)	3,867	32,444
Watson Pharmaceuticals Inc.(a)	6,450	255,485

		18,136,363
PIPELINES—0.77%
El Paso Corp.	31,159	306,293
National Fuel Gas Co.	4,324	216,200
ONEOK Inc.	6,448	287,387
Questar Corp.	10,709	445,173
Spectra Energy Corp.	39,493	810,001
Williams Companies Inc. (The)	35,529	748,951

		2,814,005
REAL ESTATE—0.11%
American Realty Investors Inc.(a)	159	1,948
Avatar Holdings Inc.(a)	413	7,025
Consolidated-Tomoka Land Co.	314	10,971
Forest City Enterprises Inc. Class A(a)	6,701	78,938
Forestar Group Inc.(a)	2,104	46,246
Government Properties Income Trust	639	14,684
Hilltop Holdings Inc.(a)	2,474	28,797
Jones Lang LaSalle Inc.	2,570	155,228
Resource Capital Corp.	1,565	7,700
Starwood Property Trust Inc.	2,269	42,861
Transcontinental Realty Investors Inc.(a)	85	1,012
United Capital Corp.(a)	120	2,858

		398,268
REAL ESTATE INVESTMENT TRUSTS—3.42%
Acadia Realty Trust	1,830	30,872
Agree Realty Corp.	366	8,524
Alexander’s Inc.(a)	49	14,917
Alexandria Real Estate Equities Inc.	1,932	124,208
AMB Property Corp.	8,954	228,775
American Campus Communities Inc.	3,153	88,599
American Capital Agency Corp.	789	20,940
Annaly Capital Management Inc.	33,342	578,484
Anworth Mortgage Asset Corp.	6,548	45,836
Apartment Investment and Management Co. Class A	7,203	114,672
Apollo Commercial Real Estate Finance Inc.(a)	563	10,128
Ashford Hospitality Trust Inc.(a)(b)	3,042	14,115
Associated Estates Realty Corp.	860	9,692
AvalonBay Communities Inc.	4,933	405,049
BioMed Realty Trust Inc.	5,895	93,023
Boston Properties Inc.	8,478	568,619
Brandywine Realty Trust	7,895	90,003
BRE Properties Inc. Class A	3,243	107,278
Camden Property Trust	4,127	174,861

CapLease Inc.	3,071	13,451
Capstead Mortgage Corp.	3,803	51,911
Care Investment Trust Inc.	843	6,559
CBL & Associates Properties Inc.	8,487	82,069
Cedar Shopping Centers Inc.	2,461	16,735
Chimera Investment Corp.	41,575	161,311
Cogdell Spencer Inc.	1,727	9,775
Colonial Properties Trust	4,083	47,894
Colony Financial Inc.	809	16,479
Corporate Office Properties Trust	3,549	130,000
Cousins Properties Inc.	4,510	34,411
CreXus Investment Corp.(a)	765	10,679
Cypress Sharpridge Investments Inc.	921	12,443
DCT Industrial Trust Inc.	12,436	62,429
Developers Diversified Realty Corp.	8,942	82,803
DiamondRock Hospitality Co.	7,154	60,594
Douglas Emmett Inc.	7,317	104,267
Duke Realty Corp.	13,637	165,962
DuPont Fabros Technology Inc.	807	14,518
Dynex Capital Inc.	587	5,125
EastGroup Properties Inc.	620	23,734
Education Realty Trust Inc.	3,443	16,664
Entertainment Properties Trust	2,591	91,385
Equity Lifestyle Properties Inc.	582	29,374
Equity One Inc.	2,032	32,857
Equity Residential	16,755	565,984
Essex Property Trust Inc.	1,698	142,038
Extra Space Storage Inc.	5,497	63,490
Federal Realty Investment Trust	3,124	211,557
FelCor Lodging Trust Inc.(a)	4,029	14,504
First Industrial Realty Trust Inc.(a)	3,329	17,411
First Potomac Realty Trust	1,715	21,558
Franklin Street Properties Corp.	4,107	60,003
Getty Realty Corp.	656	15,436
Gladstone Commercial Corp.	468	6,276
Glimcher Realty Trust	3,786	10,222
Gramercy Capital Corp.(a)	2,477	6,415
Hatteras Financial Corp.	2,225	62,211
HCP Inc.	11,044	337,284
Health Care REIT Inc.	3,644	161,502
Healthcare Realty Trust Inc.	3,564	76,483
Hersha Hospitality Trust	2,877	9,034
Highwoods Properties Inc.	4,381	146,106
Home Properties Inc.	2,024	96,565
Hospitality Properties Trust	7,517	178,228
Host Hotels & Resorts Inc.(a)	37,942	442,783
HRPT Properties Trust	13,458	87,073
Inland Real Estate Corp.	4,238	34,540
Invesco Mortgage Capital Inc.	494	11,243
Investors Real Estate Trust	4,258	38,322
iStar Financial Inc.(a)(b)	5,481	14,031
Kilroy Realty Corp.	2,632	80,723
Kimco Realty Corp.	23,038	311,704
Kite Realty Group Trust	2,715	11,050
LaSalle Hotel Properties	3,928	83,391
Lexington Realty Trust	5,495	33,410
Liberty Property Trust	6,853	219,365
LTC Properties Inc.	1,273	34,053
Macerich Co. (The)	5,959	214,226
Mack-Cali Realty Corp.	4,895	169,220
Medical Properties Trust Inc.	4,705	47,050
MFA Financial Inc.	17,258	126,846
Mid-America Apartment Communities Inc.	868	41,907

Mission West Properties Inc.	1,396	10,037
Monmouth Real Estate Investment Corp. Class A	1,269	9,441
National Health Investors Inc.	1,531	56,632
National Retail Properties Inc.	4,840	102,705
Nationwide Health Properties Inc.	1,597	56,182
NorthStar Realty Finance Corp.	3,724	12,773
Omega Healthcare Investors Inc.	4,239	82,449
Parkway Properties Inc.	1,423	29,627
Pennsylvania Real Estate Investment Trust(b)	2,387	20,194
Post Properties Inc.	2,830	55,468
ProLogis	29,179	399,461
PS Business Parks Inc.	727	36,386
RAIT Financial Trust(a)	3,869	5,068
Ramco-Gershenson Properties Trust	1,596	15,226
Realty Income Corp.(b)	6,353	164,606
Redwood Trust Inc.	4,279	61,874
Regency Centers Corp.	5,520	193,531
Saul Centers Inc.	88	2,883
Senior Housing Properties Trust	7,808	170,761
Simon Property Group Inc.	8,476	676,385
SL Green Realty Corp.(b)	4,754	238,841
Sovran Self Storage Inc.	1,702	60,812
Strategic Hotels & Resorts Inc.(a)	4,773	8,878
Sun Communities Inc.	957	18,901
Sunstone Hotel Investors Inc.(a)	6,084	54,026
Tanger Factory Outlet Centers Inc.	1,058	41,251
Taubman Centers Inc.	3,280	117,785
UDR Inc.	9,112	149,801
UMH Properties Inc.	418	3,545
Universal Health Realty Income Trust	324	10,378
Urstadt Biddle Properties Inc. Class A	1,321	20,172
U-Store-It Trust	4,777	34,968
Ventas Inc.	9,612	420,429
Vornado Realty Trust	9,418	658,695
Walter Investment Management Corp.	1,441	20,650
Washington Real Estate Investment Trust	3,189	87,857
Weingarten Realty Investors	6,498	128,595
Winthrop Realty Trust	718	7,798

		12,460,339
RETAIL—2.80%
Abercrombie & Fitch Co. Class A	2,723	94,897
AFC Enterprises Inc.(a)	1,501	12,248
Allion Healthcare Inc.(a)	1,010	6,626
America’s Car-Mart Inc.(a)	249	6,556
AnnTaylor Stores Corp.(a)	3,538	48,258
Asbury Automotive Group Inc.(a)	1,842	21,238
AutoNation Inc.(a)	4,107	78,649
Barnes & Noble Inc.	1,839	35,070
Benihana Inc. Class A(a)	434	1,645
Big Lots Inc.(a)	4,537	131,482
BJ’s Wholesale Club Inc.(a)	2,819	92,209
Bob Evans Farms Inc.	1,832	53,036
Books-A-Million Inc.	393	2,641
Borders Group Inc.(a)	3,389	3,999
Brown Shoe Co. Inc.	2,710	26,748
Buckle Inc. (The)(b)	147	4,304
Build-A-Bear Workshop Inc.(a)	1,063	5,198
Cabela’s Inc.(a)(b)	2,357	33,611
CarMax Inc.(a)	3,927	95,230
Casey’s General Stores Inc.	1,233	39,357
Cash America International Inc.	1,801	62,963

Charming Shoppes Inc.(a)	6,297	40,742
Chico’s FAS Inc.(a)	687	9,652
Christopher & Banks Corp.	1,816	13,838
Coldwater Creek Inc.(a)	899	4,010
Collective Brands Inc.(a)	2,259	51,437
Conn’s Inc.(a)(b)	528	3,084
Cracker Barrel Old Country Store Inc.	430	16,336
CVS Caremark Corp.	62,059	1,998,920
Dillard’s Inc. Class A	3,145	58,025
Dollar General Corp.(a)	689	15,454
Domino’s Pizza Inc.(a)	1,891	15,847
Dress Barn Inc.(a)(b)	2,655	61,330
DSW Inc. Class A(a)	724	18,737
Einstein Noah Restaurant Group Inc.(a)	149	1,465
Finish Line Inc. (The) Class A	1,201	15,073
Foot Locker Inc.	5,425	60,435
Fred’s Inc. Class A	1,751	17,860
Frisch’s Restaurants Inc.	118	2,814
GameStop Corp. Class A(a)	1,203	26,394
Gander Mountain Co.(a)	324	1,652
Gap Inc. (The)	3,493	73,178
Genesco Inc.(a)	1,452	39,872
Group 1 Automotive Inc.(a)	1,574	44,623
Haverty Furniture Companies Inc.	925	12,700
Home Depot Inc. (The)	97,057	2,807,859
Hot Topic Inc.(a)	1,102	7,009
J.C. Penney Co. Inc.	13,712	364,876
Jo-Ann Stores Inc.(a)	1,033	37,436
Kenneth Cole Productions Inc. Class A(a)	339	3,271
Kohl’s Corp.(a)	1,201	64,770
Landry’s Restaurants Inc.(a)	441	9,389
Limited Brands Inc.	5,414	104,165
Lithia Motors Inc. Class A(a)	1,429	11,746
Lowe’s Companies Inc.	61,932	1,448,589
Luby’s Inc.(a)(b)	1,389	5,112
Macy’s Inc.	25,910	434,252
McCormick & Schmick’s Seafood Restaurants Inc.(a)	692	4,816
Men’s Wearhouse Inc. (The)	2,978	62,717
Movado Group Inc.	978	9,506
New York & Co. Inc.(a)	1,248	5,354
99 Cents Only Stores(a)	349	4,561
O’Charley’s Inc.(a)	1,208	7,912
Office Depot Inc.(a)	14,032	90,506
OfficeMax Inc.(a)	1,317	16,713
Pacific Sunwear of California Inc.(a)	3,819	15,200
Pantry Inc. (The)(a)	1,140	15,493
Papa John’s International Inc.(a)	322	7,522
PC Connection Inc.(a)	526	3,551
PC Mall Inc.(a)	656	3,424
Penske Automotive Group Inc.(a)	1,513	22,967
Pep Boys - Manny, Moe & Jack (The)	2,962	25,059
Pier 1 Imports Inc.(a)	5,968	30,377
RadioShack Corp.	6,791	132,425
Red Robin Gourmet Burgers Inc.(a)	684	12,244
Regis Corp.	3,525	54,884
Retail Ventures Inc.(a)	1,761	15,655
Rex Stores Corp.(a)	566	7,958
Rite Aid Corp.(a)	36,883	55,693
Ruby Tuesday Inc.(a)	3,963	28,534
rue21 Inc.(a)	231	6,489
Rush Enterprises Inc. Class A(a)	1,544	18,358
Ruth’s Hospitality Group Inc.(a)	567	1,185

Saks Inc.(a)(b)	7,420	48,675
Sally Beauty Holdings Inc.(a)	4,254	32,543
School Specialty Inc.(a)	759	17,753
Sears Holdings Corp.(a)(b)	3,050	254,523
Shoe Carnival Inc.(a)	472	9,662
Signet Jewelers Ltd.(a)	5,249	140,253
Sonic Automotive Inc.(a)	1,498	15,564
Sonic Corp.(a)	145	1,460
Sport Supply Group Inc.	415	5,225
Stage Stores Inc.	2,346	28,997
Steak n Shake Co. (The)(a)	73	23,661
Stein Mart Inc.(a)	101	1,077
Susser Holdings Corp.(a)	503	4,321
Syms Corp.(a)	440	3,181
Systemax Inc.	318	4,996
Talbots Inc. (The)(a)(b)	554	4,936
Tiffany & Co.	615	26,445
Titan Machinery Inc.(a)	62	715
Tuesday Morning Corp.(a)	2,117	5,462
Vitamin Shoppe Inc.(a)	310	6,894
Wendy’s/Arby’s Group Inc. Class A	13,425	62,963
West Marine Inc.(a)	770	6,206
Williams-Sonoma Inc.	3,517	73,083
Zale Corp.(a)(b)	1,158	3,150
Zumiez Inc.(a)	83	1,056

		10,199,821
SAVINGS & LOANS—0.51%
Abington Bancorp Inc.	1,571	10,824
Astoria Financial Corp.	5,387	66,960
BankFinancial Corp.	1,301	12,880
Beneficial Mutual Bancorp Inc.(a)	1,997	19,650
Berkshire Hills Bancorp Inc.	755	15,613
Brookline Bancorp Inc.	2,789	27,639
Brooklyn Federal Bancorp Inc.	224	2,249
Cape Bancorp Inc.(a)	628	4,220
Cheviot Financial Corp.(b)	140	1,035
Chicopee Bancorp Inc.(a)	349	4,356
Clifton Savings Bancorp Inc.	406	3,804
Danvers Bancorp Inc.	1,357	17,627
Dime Community Bancshares Inc.	1,549	18,154
ESB Financial Corp.	511	6,755
ESSA Bancorp Inc.	1,094	12,800
First Defiance Financial Corp.	432	4,877
First Financial Holdings Inc.	835	10,847
First Financial Northwest Inc.	869	5,692
First Niagara Financial Group Inc.	11,610	161,495
Flagstar Bancorp Inc.(a)	2,318	1,391
Flushing Financial Corp.	1,932	21,754
Fox Chase Bancorp Inc.(a)	398	3,789
Heritage Financial Group	99	718
Home Bancorp Inc.(a)	476	5,802
Home Federal Bancorp Inc.	953	12,684
Hudson City Bancorp Inc.	12,695	174,302
Investors Bancorp Inc.(a)	2,688	29,407
Kearny Financial Corp.	1,042	10,503
Kentucky First Federal Bancorp(b)	158	1,738
Legacy Bancorp Inc.	409	4,033
Meridian Interstate Bancorp Inc.(a)	672	5,840
NASB Financial Inc.	269	6,265
New York Community Bancorp Inc.(b)	26,095	378,638
NewAlliance Bancshares Inc.	6,547	78,629
Northeast Community Bancorp Inc.	515	3,384

Northwest Bancshares Inc.	2,394	27,100
OceanFirst Financial Corp.	561	6,339
Oritani Financial Corp.	162	2,224
People’s United Financial Inc.	21,289	355,526
Provident Financial Services Inc.	3,835	40,843
Provident New York Bancorp	1,988	16,779
Prudential Bancorp Inc. of Pennsylvania	47	447
Rockville Financial Inc.	634	6,657
Roma Financial Corp.	450	5,562
Territorial Bancorp Inc.(a)	667	12,039
TFS Financial Corp.	4,579	55,589
United Financial Bancorp Inc.	790	10,357
Washington Federal Inc.	6,872	132,904
Waterstone Financial Inc.(a)	634	1,300
Westfield Financial Inc.	2,028	16,731
WSFS Financial Corp.	534	13,686

		1,850,437
SEMICONDUCTORS—1.73%
Actel Corp.(a)	1,116	13,258
Advanced Micro Devices Inc.(a)	16,501	159,730
ANADIGICS Inc.(a)	786	3,317
Applied Materials Inc.	81,547	1,136,765
Atmel Corp.(a)	27,888	128,564
ATMI Inc.(a)	1,316	24,504
Brooks Automation Inc.(a)	3,703	31,772
Cabot Microelectronics Corp.(a)	1,273	41,958
CEVA Inc.(a)	343	4,411
Cohu Inc.	1,375	19,181
Cypress Semiconductor Corp.(a)	708	7,476
DSP Group Inc.(a)	1,507	8,484
EMCORE Corp.(a)	3,929	4,204
Emulex Corp.(a)	394	4,295
Entegris Inc.(a)	8,105	42,794
Exar Corp.(a)	2,245	15,962
Fairchild Semiconductor International Inc.(a)	7,446	74,386
FormFactor Inc.(a)	178	3,873
GSI Technology Inc.(a)	1,348	6,039
Integrated Device Technology Inc.(a)	7,960	51,501
Intel Corp.	131,187	2,676,215
International Rectifier Corp.(a)	2,490	55,079
Intersil Corp. Class A	3,837	58,860
IXYS Corp.(a)	343	2,545
KLA-Tencor Corp.	10,427	377,040
Lattice Semiconductor Corp.(a)	6,192	16,718
LSI Corp.(a)	39,575	237,846
Marvell Technology Group Ltd.(a)	3,137	65,093
Maxim Integrated Products Inc.	3,006	61,022
Micrel Inc.	1,544	12,661
Microchip Technology Inc.	961	27,927
Micron Technology Inc.(a)	42,830	452,285
Microtune Inc.(a)	1,276	2,884
MKS Instruments Inc.(a)	2,977	51,830
Novellus Systems Inc.(a)	2,408	56,203
OmniVision Technologies Inc.(a)	3,197	46,452
Pericom Semiconductor Corp.(a)	1,470	16,949
Photronics Inc.(a)	2,962	13,181
PMC-Sierra Inc.(a)	13,797	119,482
Rovi Corp.(a)	1,946	62,019
Rudolph Technologies Inc.(a)	955	6,418
Silicon Image Inc.(a)	4,224	10,898
Standard Microsystems Corp.(a)	965	20,053
Techwell Inc.(a)	80	1,056

TriQuint Semiconductor Inc.(a)	3,995	23,970
Veeco Instruments Inc.(a)	796	26,300
Virage Logic Corp.(a)	1,133	6,232
White Electronic Designs Corp.(a)	1,212	5,660
Zoran Corp.(a)	791	8,741

		6,304,093
SHIPBUILDING—0.00%
Todd Shipyards Corp.(b)	305	5,112

		5,112
SOFTWARE—0.41%
Activision Blizzard Inc.(a)	14,513	161,239
Acxiom Corp.(a)	767	10,293
American Reprographics Co.(a)	259	1,816
American Software Inc. Class A	178	1,068
AMICAS Inc.(a)	543	2,954
Autodesk Inc.(a)	4,553	115,692
Avid Technology Inc.(a)	1,406	17,941
Broadridge Financial Solutions Inc.	3,257	73,478
CA Inc.	5,596	125,686
Callidus Software Inc.(a)	758	2,289
Compuware Corp.(a)	14,972	108,248
CSG Systems International Inc.(a)	752	14,356
Deltek Inc.(a)	193	1,502
Digi International Inc.(a)	993	9,056
DivX Inc.(a)	892	5,031
Double-Take Software Inc.(a)	92	919
Emdeon Inc. Class A(a)	427	6,512
Epicor Software Corp.(a)	2,861	21,801
Fair Isaac Corp.	3,092	65,891
Fidelity National Information Services Inc.	7,761	181,918
Global Defense Technology & Systems Inc.(a)	145	2,387
IMS Health Inc.	8,556	180,189
infoGROUP Inc.(a)	971	7,787
InnerWorkings Inc.(a)	264	1,558
JDA Software Group Inc.(a)	427	10,876
Lawson Software Inc.(a)	4,903	32,605
ManTech International Corp. Class A(a)	252	12,167
Medidata Solutions Inc.(a)	80	1,248
MoneyGram International Inc.(a)	745	2,146
Monotype Imaging Holdings Inc.(a)	1,194	10,782
Novell Inc.(a)	11,378	47,219
Nuance Communications Inc.(a)	1,156	17,964
Omnicell Inc.(a)	281	3,285
Pervasive Software Inc.(a)	823	3,967
Quest Software Inc.(a)	3,401	62,578
Schawk Inc.	925	12,580
SeaChange International Inc.(a)	959	6,301
Synchronoss Technologies Inc.(a)	145	2,292
SYNNEX Corp.(a)	955	29,280
Take-Two Interactive Software Inc.(a)	4,251	42,723
THQ Inc.(a)	1,319	6,648
Total System Services Inc.	2,750	47,493
Trident Microsystems Inc.(a)	4,194	7,801

		1,479,566
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,574	22,178

		22,178
TELECOMMUNICATIONS—6.10%
Adaptec Inc.(a)	6,899	23,112

ADC Telecommunications Inc.(a)	4,851	30,125
ADTRAN Inc.	765	17,251
Airvana Inc.(a)	921	7,000
Amdocs Ltd.(a)	10,154	289,694
Anaren Inc.(a)	104	1,565
Anixter International Inc.(a)	1,579	74,371
ARRIS Group Inc.(a)	1,901	21,728
AT&T Inc.	361,798	10,141,198
Atlantic Tele-Network Inc.	539	29,650
Black Box Corp.	1,109	31,429
CenturyTel Inc.	18,165	657,755
Ciena Corp.(a)(b)	4,950	53,658
Cincinnati Bell Inc.(a)	10,977	37,871
Clearwire Corp. Class A(a)(b)	3,815	25,789
CommScope Inc.(a)	5,772	153,131
Communications Systems Inc.	489	6,083
Consolidated Communications Holdings Inc.	556	9,730
Corning Inc.	13,864	267,714
CPI International Inc.(a)	186	2,463
Crown Castle International Corp.(a)	11,490	448,570
EchoStar Corp. Class A(a)	2,279	45,899
EMS Technologies Inc.(a)	167	2,422
Extreme Networks Inc.(a)	6,143	17,630
Frontier Communications Corp.	11,020	86,066
General Communication Inc. Class A(a)	1,123	7,165
GeoEye Inc.(a)	59	1,645
Global Crossing Ltd.(a)	255	3,634
Globecomm Systems Inc.(a)	1,156	9,040
Harmonic Inc.(a)	1,401	8,868
Harris Corp.	1,761	83,736
Harris Stratex Networks Inc.(a)	3,880	26,811
Iowa Telecommunications Services Inc.	1,798	30,134
JDS Uniphase Corp.(a)	6,486	53,510
Knology Inc.(a)	1,209	13,239
KVH Industries Inc.(a)	48	708
Leap Wireless International Inc.(a)	853	14,970
Level 3 Communications Inc.(a)	100,921	154,409
LogMeIn Inc.(a)	122	2,434
MasTec Inc.(a)	898	11,225
Motorola Inc.(a)	131,624	1,021,402
NETGEAR Inc.(a)	1,587	34,422
Network Equipment Technologies Inc.(a)(b)	1,145	4,637
Newport Corp.(a)	2,016	18,527
NII Holdings Inc.(a)	9,622	323,107
Oplink Communications Inc.(a)	349	5,720
Opnext Inc.(a)	2,085	3,962
Plantronics Inc.	362	9,405
Polycom Inc.(a)	3,115	77,782
Powerwave Technologies Inc.(a)	8,103	10,210
Preformed Line Products Co.	14	613
Premiere Global Services Inc.(a)	1,068	8,811
Qwest Communications International Inc.	90,587	381,371
RF Micro Devices Inc.(a)	1,244	5,934
Sonus Networks Inc.(a)	12,307	25,968
Sprint Nextel Corp.(a)	174,515	638,725
SureWest Communications(a)	800	7,968
Sycamore Networks Inc.	1,228	25,678
Symmetricom Inc.(a)	3,026	15,735
Syniverse Holdings Inc.(a)	728	12,725
Tekelec(a)	2,766	42,264
Telephone and Data Systems Inc.	5,633	191,071
Tellabs Inc.(a)	24,105	136,916
3Com Corp.(a)	4,381	32,858

United States Cellular Corp.(a)	946	40,120
USA Mobility Inc.	141	1,552
UTStarcom Inc.(a)(b)	6,723	14,723
Verizon Communications Inc.	174,195	5,771,080
Virgin Media Inc.	17,618	296,511
Windstream Corp.	15,057	165,476

		22,228,705
TEXTILES—0.11%
Cintas Corp.	6,572	171,201
G&K Services Inc. Class A	1,064	26,738
Mohawk Industries Inc.(a)	3,386	161,174
UniFirst Corp.	718	34,543

		393,656
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	3,155	101,149
JAKKS Pacific Inc.(a)	1,787	21,658
LeapFrog Enterprises Inc.(a)	2,099	8,207
Mattel Inc.	5,014	100,180
RC2 Corp.(a)	1,389	20,488

		251,682
TRANSPORTATION—2.11%
Air Transport Services Group Inc.(a)	1,342	3,543
Alexander & Baldwin Inc.	2,473	84,651
American Commercial Lines Inc.(a)	515	9,440
Arkansas Best Corp.	1,503	44,233
Atlas Air Worldwide Holdings Inc.(a)	1,050	39,113
Bristow Group Inc.(a)	2,212	85,051
Burlington Northern Santa Fe Corp.	16,121	1,589,853
CAI International Inc.(a)	857	7,739
Celadon Group Inc.(a)	254	2,756
Con-way Inc.	2,036	71,077
CSX Corp.	24,013	1,164,390
DHT Maritime Inc.	3,136	11,540
Dynamex Inc.(a)	311	5,629
Eagle Bulk Shipping Inc.(a)	3,651	18,072
Echo Global Logistics Inc.(a)(b)	221	2,804
FedEx Corp.	19,098	1,593,728
Forward Air Corp.	898	22,495
Frontline Ltd.	3,179	86,850
Genco Shipping & Trading Ltd.(a)(b)	1,564	35,002
General Maritime Corp.	2,946	20,593
Golar LNG Ltd.(a)	824	10,564
GulfMark Offshore Inc.(a)	638	18,062
Heartland Express Inc.	1,032	15,759
Horizon Lines Inc. Class A(b)	1,610	8,968
Hub Group Inc. Class A(a)	1,161	31,150
International Shipholding Corp.	388	12,055
Kansas City Southern Industries Inc.(a)	3,055	101,701
Kirby Corp.(a)	2,638	91,882
Knight Transportation Inc.	693	13,368
Knightsbridge Tankers Ltd.	999	13,247
Nordic American Tanker Shipping Ltd.(b)	2,605	78,150
Norfolk Southern Corp.	19,589	1,026,855
Old Dominion Freight Line Inc.(a)	1,425	43,748
Overseas Shipholding Group Inc.	1,419	62,365
Pacer International Inc.(a)	2,413	7,625
Patriot Transportation Holding Inc.(a)	31	2,928
PHI Inc.(a)	282	5,837
RailAmerica Inc.(a)	890	10,858
Ryder System Inc.	3,455	142,242

Saia Inc.(a)	897	13,294
Ship Finance International Ltd.	974	13,276
TBS International Ltd.(a)(b)	701	5,152
Teekay Corp.	1,474	34,212
Ultrapetrol (Bahamas) Ltd.(a)	1,604	7,635
Union Pacific Corp.	14,505	926,870
Universal Truckload Services Inc.	479	8,670
USA Truck Inc.(a)	145	1,815
UTi Worldwide Inc.	621	8,893
Werner Enterprises Inc.	2,726	53,948
YRC Worldwide Inc.(a)(b)	3,649	3,064

		7,672,752
TRUCKING & LEASING—0.04%
Aircastle Ltd.	2,984	29,392
AMERCO(a)	513	25,506
GATX Corp.	1,679	48,271
Greenbrier Companies Inc. (The)	1,127	11,698
TAL International Group Inc.	741	9,803
Textainer Group Holdings Ltd.	465	7,859
Willis Lease Finance Corp.(a)	373	5,595

		138,124
WATER—0.11%
American States Water Co.	1,199	42,457
American Water Works Co. Inc.	3,429	76,844
Aqua America Inc.	8,344	146,103
Artesian Resources Corp. Class A	327	5,987
California Water Service Group	1,130	41,607
Connecticut Water Service Inc.	529	13,103
Consolidated Water Co. Ltd.	540	7,717
Middlesex Water Co.	843	14,862
Pennichuck Corp.	231	4,881
PICO Holdings Inc.(a)	841	27,526
SJW Corp.	795	17,943
Southwest Water Co.	1,701	10,019
York Water Co.	371	5,383

		414,432

TOTAL COMMON STOCKS
(Cost: $467,040,523)		363,678,218

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	317	78

		78
TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	3,815	1,526

		1,526

TOTAL RIGHTS
(Cost: $0)		1,604

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.24%

MONEY MARKET FUNDS—1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(e)(f)	3,580,358	3,580,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	582,337	582,337
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(e)	362,241	362,241

		4,524,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,524,936)		4,524,936

TOTAL INVESTMENTS IN SECURITIES—101.04%
(Cost: $471,565,459)		368,204,758
Other Assets, Less Liabilities—(1.04)%		(3,773,348)

NET ASSETS—100.00%		$364,431,410

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.18%
APAC Customer Services Inc.(a)	40,379	$240,659
Gaiam Inc. Class A(a)	26,546	204,139
Marchex Inc. Class B	30,541	155,148

		599,946
AEROSPACE & DEFENSE—0.46%
Allied Defense Group Inc. (The)(a)	11,346	53,893
Ducommun Inc.	17,078	319,529
GenCorp Inc.(a)	77,089	539,623
Herley Industries Inc.(a)	22,459	311,956
Innovative Solutions and Support Inc.(a)	28,031	128,662
LMI Aerospace Inc.(a)	13,660	181,678

		1,535,341
AGRICULTURE—0.24%
AgFeed Industries Inc.(a)(b)	41,771	208,855
Alico Inc.	7,293	207,559
Cadiz Inc.(a)(b)	23,247	278,267
Griffin Land & Nurseries Inc.	1,447	42,151
Maui Land & Pineapple Co. Inc.(a)(b)	7,831	43,462

		780,294
AIRLINES—0.68%
Hawaiian Holdings Inc.(a)	76,532	535,724
Pinnacle Airlines Corp.(a)	28,116	193,438
Republic Airways Holdings Inc.(a)	50,880	376,003
US Airways Group Inc.(a)	238,222	1,152,994

		2,258,159
APPAREL—0.85%
American Apparel Inc.(a)	41,201	127,723
Cherokee Inc.	16,589	295,616
G-III Apparel Group Ltd.(a)	20,119	435,979
Heelys Inc.(a)	30,532	66,560
Maidenform Brands Inc.(a)	29,666	495,126
Oxford Industries Inc.	20,141	416,516
Perry Ellis International Inc.(a)	15,489	233,264
R.G. Barry Corp.	19,161	164,785
Unifi Inc.(a)	70,364	273,012
Weyco Group Inc.	12,549	296,658

		2,805,239
AUTO MANUFACTURERS—0.02%
Wabash National Corp.(a)	40,824	77,157

		77,157
AUTO PARTS & EQUIPMENT—2.65%
American Axle & Manufacturing Holdings Inc.(a)	62,830	503,897

Amerigon Inc. Class A(a)	34,064	270,468
ArvinMeritor Inc.(a)	110,233	1,232,405
ATC Technology Corp.(a)	30,227	720,914
China Automotive Systems Inc.(a)(b)	5,726	107,133
Dana Holding Corp.(a)	209,157	2,267,262
Dorman Products Inc.(a)	18,222	285,357
Fuel Systems Solutions Inc.(a)	20,070	827,687
Miller Industries Inc.(a)	18,362	208,409
Modine Manufacturing Co.(a)	69,515	823,058
Motorcar Parts of America Inc.(a)	18,903	96,027
SORL Auto Parts Inc.(a)(b)	12,884	109,901
Spartan Motors Inc.	50,582	284,777
Standard Motor Products Inc.(a)	25,555	217,729
Superior Industries International Inc.	35,419	541,911
Wonder Auto Technology Inc.(a)	24,679	290,225

		8,787,160
BANKS—8.33%
Access National Corp.	20,139	118,820
Alliance Financial Corp.	7,439	201,969
American National Bankshares Inc.	10,959	240,002
Ameris Bancorp	25,890	185,372
AmeriServ Financial Inc.(a)	82,137	137,169
Ames National Corp.	14,968	315,974
Arrow Financial Corp.	20,436	510,900
Bancorp Inc. (The)(a)	30,460	208,956
Bancorp Rhode Island Inc.	7,069	181,532
BancTrust Financial Group Inc.(b)	38,532	110,587
Bank of Florida Corp.(a)(b)	31,428	25,771
Bank of Granite Corp.(a)	35,597	18,154
Bank of Marin Bancorp	9,108	296,556
Banner Corp.(b)	30,008	80,421
Berkshire Bancorp Inc.(a)	6,954	41,724
Boston Private Financial Holdings Inc.	103,841	599,163
Bridge Bancorp Inc.(b)	4,658	111,978
Bridge Capital Holdings(a)	18,737	131,159
Bryn Mawr Bank Corp.	18,580	280,372
Cadence Financial Corp.	39,919	69,858
Camden National Corp.	15,406	503,776
Capital City Bank Group Inc.(b)	19,510	270,018
Capitol Bancorp Ltd.(b)	25,293	49,574
Cardinal Financial Corp.	52,659	460,240
Cascade Bancorp(a)(b)	45,894	31,667
Cass Information Systems Inc.	13,108	398,483
Center Bancorp Inc.(b)	33,539	299,168
Center Financial Corp.(a)	27,830	128,018
Centerstate Banks Inc.	30,293	305,656
Central Pacific Financial Corp.(a)(b)	50,864	66,632
Century Bancorp Inc. Class A	5,975	131,629
Citizens & Northern Corp.(b)	16,898	161,207
Citizens Holding Co.	2,015	45,116
Citizens Republic Bancorp Inc.(a)	583,483	402,603
City Bank(a)(b)	29,069	50,580
CNB Financial Corp.(b)	14,214	227,282
CoBiz Financial Inc.	42,365	201,234
Columbia Banking System Inc.	39,878	645,226
Eagle Bancorp Inc.(a)	22,986	240,663
Eastern Virginia Bankshares Inc.	1,190	8,449
Encore Bancshares Inc.(a)	13,071	103,914
Enterprise Financial Services Corp.(b)	22,535	173,745
Farmers Capital Bank Corp.	8,714	89,057
Financial Institutions Inc.	18,627	219,426
First Bancorp (North Carolina)	25,854	361,180

First Bancorp Inc. (The) (Maine)	17,333	267,275
First Citizens Banc Corp.	161	749
First Community Bancshares Inc.	19,151	230,770
First Financial Bancorp	78,265	1,139,538
First Merchants Corp.	37,957	225,465
First of Long Island Corp. (The)	8,909	224,952
First Security Group Inc.	36,717	87,386
First South Bancorp Inc.(b)	19,093	196,658
First State Bancorp(a)(b)	48,022	19,113
Firstbank Corp.	9,093	77,018
FNB United Corp.(b)	1,492	1,865
Frontier Financial Corp.(a)(b)	6,982	24,507
German American Bancorp Inc.	24,481	397,816
Great Southern Bancorp Inc.(b)	18,541	396,036
Green Bancshares Inc.(b)	28,904	102,609
Guaranty Bancorp(a)	94,659	124,950
Hampton Roads Bankshares Inc.(b)	42,970	74,338
Hanmi Financial Corp.(a)(b)	94,159	112,991
Harleysville National Corp.	71,632	461,310
Heartland Financial USA Inc.(b)	24,098	345,806
Heritage Commerce Corp.	22,408	90,080
Independent Bank Corp. (Michigan)	47,463	34,173
Integra Bank Corp.(b)	52,427	38,796
Intervest Bancshares Corp.(a)	29,263	95,983
Lakeland Bancorp Inc.	40,191	256,820
Lakeland Financial Corp.	26,854	463,231
LNB Bancorp Inc.	30,220	127,226
Macatawa Bank Corp.(a)(b)	23,639	51,297
MainSource Financial Group Inc.	39,034	186,583
MBT Financial Corp.	53,927	80,890
Mercantile Bank Corp.	28,710	86,130
Merchants Bancshares Inc.	4,171	94,431
Metro Bancorp Inc.(a)	11,168	140,382
Midwest Banc Holdings Inc.(a)(b)	73,552	26,479
Nara Bancorp Inc.(a)	47,638	540,215
National Bankshares Inc.(b)	12,458	352,437
NewBridge Bancorp(a)	41,224	91,517
Old Second Bancorp Inc.(b)	24,476	168,640
Oriental Financial Group Inc.	38,158	412,106
Orrstown Financial Services Inc.	807	28,148
Pacific Capital Bancorp(b)	77,328	74,235
Pacific Continental Corp.	26,866	307,347
Pacific Mercantile Bancorp(a)	21,281	64,694
Peapack-Gladstone Financial Corp.	11,547	146,416
Peoples Bancorp Inc.	19,192	185,779
Peoples Financial Corp.	3,515	71,425
Pinnacle Financial Partners Inc.(a)	47,925	681,493
Preferred Bank	31,866	57,359
PremierWest Bancorp(b)	34,660	49,217
QCR Holdings Inc.	2,887	24,106
Renasant Corp.	36,789	500,330
Republic First Bancorp Inc.(a)	28,998	123,821
Riverview Bancorp Inc.(a)	24,326	54,247
S.Y. Bancorp Inc.	24,743	528,263
Sandy Spring Bancorp Inc.	28,244	251,089
SCBT Financial Corp.	22,945	635,347
Seacoast Banking Corp. of Florida	52,050	84,841
Shore Bancshares Inc.	17,135	247,772
Sierra Bancorp(b)	16,219	123,751
Smithtown Bancorp Inc.	25,691	152,861
South Financial Group Inc. (The)	298,561	192,482
Southern Community Financial Corp.	42,441	98,039
Southside Bancshares Inc.	26,280	515,614

Southwest Bancorp Inc.	26,210	181,897
State Bancorp Inc.	21,596	153,548
Stellar One Corp.	41,366	412,005
Sterling Bancorp	38,182	272,619
Sterling Financial Corp.(a)(b)	82,153	50,935
Suffolk Bancorp	19,606	582,298
Sun Bancorp Inc. (New Jersey)(a)	28,235	105,881
Superior Bancorp(a)	26,849	88,333
Taylor Capital Group Inc.(a)(b)	10,939	124,595
Tower Bancorp Inc.	7,289	166,554
TriCo Bancshares	24,613	409,806
Union Bankshares Corp.	25,518	316,168
United Security Bancshares(a)(b)	14,946	65,463
United Security Bancshares Inc.(b)	10,817	185,403
United Western Bancorp Inc.	25,375	70,035
Univest Corp. of Pennsylvania	24,829	435,252
Virginia Commerce Bancorp Inc.(a)	41,648	155,347
W Holding Co. Inc.(b)	4,489	102,798
Washington Banking Co.	9,064	108,224
Washington Trust Bancorp Inc.	28,864	449,701
West Bancorporation Inc.	34,612	170,637
West Coast Bancorp	33,340	70,014
Wilshire Bancorp Inc.	35,003	286,675
Yadkin Valley Financial Corp.	30,057	110,009

		27,562,421
BEVERAGES—0.31%
Diedrich Coffee Inc.(a)(b)	4,884	170,207
Farmer Bros. Co.	13,297	262,483
Peet’s Coffee & Tea Inc.(a)	17,716	590,474

		1,023,164
BIOTECHNOLOGY—3.69%
Affymax Inc.(a)	24,019	594,230
Arena Pharmaceuticals Inc.(a)	137,257	487,262
ARIAD Pharmaceuticals Inc.(a)	155,023	353,452
ArQule Inc.(a)	65,706	242,455
ARYx Therapeutics Inc.(a)(b)	32,808	105,314
AspenBio Pharma Inc.(a)	46,706	81,268
Avigen Inc.(a)	58,627	77,388
BioCryst Pharmaceuticals Inc.(a)	33,147	214,130
BioMimetic Therapeutics Inc.(a)	23,481	280,128
BioSante Pharmaceuticals Inc.(a)(b)	61,600	89,320
Cambrex Corp.(a)	45,265	252,579
Cardium Therapeutics Inc.(a)(b)	62,085	42,218
Celldex Therapeutics Inc.(a)	40,723	190,584
Celsion Corp.(a)	10,326	31,804
China-Biotics Inc.(a)	13,529	209,294
Cleveland Biolabs Inc.(a)(b)	19,814	65,584
CombiMatrix Corp.(a)	12,772	80,464
CryoLife Inc.(a)	44,287	284,323
Curis Inc.(a)	104,127	338,413
Cytokinetics Inc.(a)	62,060	180,595
Cytori Therapeutics Inc.(a)(b)	43,902	267,802
Enzo Biochem Inc.(a)	49,105	264,185
Enzon Pharmaceuticals Inc.(a)(b)	69,859	735,615
Exact Sciences Corp.(a)	49,354	167,310
GTC Biotherapeutics Inc.(a)	11,108	8,220
GTx Inc.(a)(b)	25,057	105,239
Harvard Bioscience Inc.(a)	41,924	149,669
Idera Pharmaceuticals Inc.(a)(b)	35,093	181,431
Immunomedics Inc.(a)	99,700	320,037
Lexicon Pharmaceuticals Inc.(a)	157,575	267,877

Maxygen Inc.(a)	39,606	241,201
MDRNA Inc.(a)(b)	70,346	56,980
Micromet Inc.(a)(b)	83,767	557,888
Molecular Insight Pharmaceuticals Inc.(a)(b)	29,339	66,013
Momenta Pharmaceuticals Inc.(a)	58,518	737,912
Nanosphere Inc.(a)	18,695	120,396
Neuralstem Inc.(a)	44,249	79,206
Novavax Inc.(a)(b)	96,832	257,573
OncoGenex Pharmaceutical Inc.(a)(b)	7,139	159,057
Oncothyreon Inc.(a)(b)	38,243	206,130
Orchid Cellmark Inc.(a)	48,211	82,441
Orexigen Therapeutics Inc.(a)	40,195	299,051
Oxigene Inc.(a)(b)	50,220	57,251
PharmAthene Inc.(a)(b)	29,332	57,491
Protalix BioTherapeutics Inc.(a)(b)	52,878	350,052
Repligen Corp.(a)	52,485	215,713
Rexahn Pharmaceuticals Inc.(a)	39,146	26,619
RTI Biologics Inc.(a)	87,192	334,817
RXi Pharmaceuticals Corp.(a)	12,267	56,183
Sangamo BioSciences Inc.(a)(b)	64,498	381,828
Sequenom Inc.(a)(b)	88,385	365,914
StemCells Inc.(a)(b)	160,909	202,745
SuperGen Inc.(a)	99,305	260,179
Transcept Pharmaceuticals Inc.(a)	8,497	58,035
Vical Inc.(a)(b)	61,063	200,897
ZIOPHARM Oncology Inc.(a)	43,265	128,064

		12,227,826
BUILDING MATERIALS—0.67%
AAON Inc.	20,845	406,269
Builders FirstSource Inc.(a)(b)	23,903	92,027
Comfort Systems USA Inc.	59,689	736,562
LSI Industries Inc.	31,775	250,387
NCI Building Systems Inc.(a)	121,302	219,557
Trex Co. Inc.(a)(b)	23,421	459,052
U.S. Concrete Inc.(a)	55,144	50,181

		2,214,035
CHEMICALS—2.16%
Aceto Corp.	40,223	207,148
American Pacific Corp.(a)	14,320	110,980
American Vanguard Corp.	29,839	247,664
Chase Corp.	13,317	157,274
Ferro Corp.	120,795	995,351
Georgia Gulf Corp.(a)	47,962	833,580
Hawkins Inc.(b)	15,065	328,869
ICO Inc.	41,358	302,327
Innophos Holdings Inc.	26,290	604,407
Innospec Inc.	36,160	364,854
KMG Chemicals Inc.	10,356	154,822
Landec Corp.(a)	41,374	258,174
NL Industries Inc.	9,400	65,236
OMNOVA Solutions Inc.(a)	68,403	419,310
Penford Corp.	17,198	149,451
Quaker Chemical Corp.	16,871	348,217
ShengdaTech Inc.(a)(b)	43,359	265,791
Spartech Corp.	45,937	471,314
Symyx Technologies Inc.(a)	50,936	280,148
Zep Inc.	33,272	576,271

		7,141,188

COAL—0.06%
National Coal Corp.(a)(b)	50,991	42,323
Westmoreland Coal Co.(a)	16,466	146,712

		189,035
COMMERCIAL SERVICES—5.78%
Albany Molecular Research Inc.(a)	35,754	324,646
American Caresource Holdings Inc.(a)	18,012	43,229
AMN Healthcare Services Inc.(a)	48,832	442,418
Barrett Business Services Inc.	11,346	139,442
Bowne & Co. Inc.	53,625	358,215
Cardtronics Inc.(a)	19,448	215,289
Carriage Services Inc.(a)	30,177	118,596
CDI Corp.	19,582	253,587
ChinaCast Education Corp.(a)	46,670	352,825
Collectors Universe Inc.	17,941	167,748
Compass Diversified Holdings	39,371	502,374
Consolidated Graphics Inc.(a)	14,680	514,094
Cornell Companies Inc.(a)	17,478	396,751
CorVel Corp.(a)	12,383	415,326
CPI Corp.	8,663	106,382
CRA International Inc.(a)	16,466	438,819
Cross Country Healthcare Inc.(a)	47,222	467,970
Diamond Management & Technology Consultants Inc.	38,458	283,435
Dollar Financial Corp.(a)	37,221	880,649
Dollar Thrifty Automotive Group Inc.(a)	41,677	1,067,348
Edgewater Technology Inc.(a)	18,630	55,890
Electro Rent Corp.	30,232	348,877
ExlService Holdings Inc.(a)	23,178	420,912
Exponent Inc.(a)	20,850	580,464
Franklin Covey Co.(a)	22,162	139,621
Great Lakes Dredge & Dock Corp.	63,678	412,633
H&E Equipment Services Inc.(a)	41,791	438,388
Hackett Group Inc. (The)(a)	56,776	157,837
Hill International Inc.(a)	35,481	221,401
Hudson Highland Group Inc.(a)	38,670	183,296
ICT Group Inc.(a)	14,191	231,739
Integrated Electrical Services Inc.(a)	11,080	64,818
Intersections Inc.(a)	19,232	94,237
Jackson Hewitt Tax Service Inc.(a)	42,124	185,346
Kendle International Inc.(a)	21,727	397,821
Kenexa Corp.(a)	34,941	455,980
Kforce Inc.(a)	44,573	557,162
Learning Tree International Inc.(a)	11,898	142,062
LECG Corp.(a)	39,682	118,649
Mac-Gray Corp.(a)	19,139	197,132
Medifast Inc.(a)	19,858	607,258
MedQuist Inc.	13,082	87,519
Michael Baker Corp.(a)	12,306	509,468
Midas Inc.(a)	22,291	188,359
Multi-Color Corp.	17,614	215,067
Odyssey Marine Exploration Inc.(a)	93,891	132,386
On Assignment Inc.(a)	54,722	391,262
PDI Inc.(a)	18,633	89,811
PRG-Schultz International Inc.(a)	26,715	157,886
Princeton Review Inc. (The)(a)	28,741	116,688
Protection One Inc.(a)(b)	9,348	60,295
Providence Service Corp. (The)(a)	16,922	267,368
QC Holdings Inc.	10,961	52,722
Rewards Network Inc.	12,899	163,043
Rural/Metro Corp.(a)	33,664	201,984
Saba Software Inc.(a)(b)	38,458	159,216
Senomyx Inc.(a)	46,115	173,854
Spectrum Group International Inc.(a)	2,057	3,847

Spherion Corp.(a)	75,108	422,107
Standard Parking Corp.(a)	14,122	224,257
StarTek Inc.(a)	18,966	141,866
Team Inc.(a)	28,110	528,749
Transcend Services Inc.(a)	11,299	241,347
Tree.com Inc.(a)	13,509	123,607
Universal Technical Institute Inc.(a)	29,677	599,475
Versar Inc.(a)	12,818	39,095
VirnetX Holding Corp.(a)(b)	47,674	140,638
Volt Information Sciences Inc.(a)	19,049	190,490

		19,123,072
COMPUTERS—3.86%
Acorn Energy Inc.(a)	19,459	143,607
Agilysys Inc.	23,278	211,830
CIBER Inc.(a)	97,194	335,319
Cogo Group Inc.(a)	34,970	257,729
Compellent Technologies Inc.(a)	26,121	592,424
Computer Task Group Inc.(a)	24,185	193,722
COMSYS IT Partners Inc.(a)	22,630	201,181
Cray Inc.(a)	53,369	342,629
Datalink Corp.(a)	12,162	52,661
Digimarc Corp.(a)	13,201	197,883
Dynamics Research Corp.(a)	15,103	160,243
EasyLink Services International Corp. Class A(a)	31,921	52,989
Echelon Corp.(a)(b)	50,066	578,763
eLoyalty Corp.(a)(b)	7,584	52,102
Furmanite Corp.(a)	58,068	221,239
Hutchinson Technology Inc.(a)	33,301	341,668
iCAD Inc.(a)	48,230	73,310
iGATE Corp.	32,993	329,930
Immersion Corp.(a)	45,441	207,665
Innodata Isogen Inc.(a)	35,691	197,728
Integral Systems Inc.(a)	26,088	225,922
Interphase Corp.(a)	10,630	27,213
Isilon Systems Inc.(a)	39,234	269,145
LaserCard Corp.(a)	18,804	108,499
LivePerson Inc.(a)	65,400	455,838
Magma Design Automation Inc.(a)(b)	68,662	158,609
Maxwell Technologies Inc.(a)	34,957	623,633
Mercury Computer Systems Inc.(a)	35,974	396,074
NCI Inc. Class A(a)	10,090	278,988
Ness Technologies Inc.(a)	55,527	272,082
PAR Technology Corp.(a)(b)	14,006	80,955
Quantum Corp.(a)	317,176	929,326
Radiant Systems Inc.(a)	41,106	427,502
RadiSys Corp.(a)	37,964	362,556
Rimage Corp.(a)	16,249	281,758
Silicon Graphics International Corp.(a)	47,584	333,564
Silicon Storage Technology Inc.(a)	115,063	294,561
SMART Modular Technologies (WWH) Inc.(a)	55,920	351,737
Stratasys Inc.(a)	31,240	539,827
Super Micro Computer Inc.(a)	37,106	412,619
TechTeam Global Inc.(a)	14,691	111,799
3D Systems Corp.(a)(b)	27,474	310,456
Tier Technologies Inc. Class B(a)	30,219	241,752
TransAct Technologies Inc.(a)	17,440	121,034
USA Technologies Inc.(a)	33,752	54,678
Virtusa Corp.(a)	22,596	204,720
Wave Systems Corp. Class A(a)(b)	114,847	163,083

		12,782,552

COSMETICS & PERSONAL CARE—0.40%
Elizabeth Arden Inc.(a)	34,980	505,111
Inter Parfums Inc.	21,220	258,247
Parlux Fragrances Inc.(a)(b)	28,209	58,111
Revlon Inc. Class A(a)	28,922	491,963

		1,313,432
DISTRIBUTION & WHOLESALE—0.75%
BlueLinx Holdings Inc.(a)(b)	14,777	40,932
BMP Sunstone Corp.(a)(b)	50,329	286,372
Chindex International Inc.(a)	21,264	300,460
Core-Mark Holding Co. Inc.(a)	16,945	558,507
Houston Wire & Cable Co.(b)	28,603	340,376
MWI Veterinary Supply Inc.(a)	17,273	651,192
Rentrak Corp.(a)	17,502	309,260

		2,487,099
DIVERSIFIED FINANCIAL SERVICES—1.91%
Ampal-American Israel Corp. Class A(a)(b)	36,864	99,533
Asta Funding Inc.(b)	19,262	136,568
Broadpoint Gleacher Securities Inc.(a)	71,513	318,948
CompuCredit Holdings Corp.(b)	22,317	74,316
Diamond Hill Investment Group Inc.	3,970	254,993
Encore Capital Group Inc.(a)	20,060	349,044
Epoch Holding Corp.	20,593	215,197
FBR Capital Markets Corp.(a)	24,882	153,771
Federal Agricultural Mortgage Corp.(b)	15,995	112,125
First Marblehead Corp. (The)(a)(b)	89,665	190,986
FirstCity Financial Corp.(a)	24,977	186,828
International Assets Holding Corp.(a)(b)	19,116	277,947
JMP Group Inc.	25,327	246,178
LaBranche & Co. Inc.(a)	78,849	223,931
MarketAxess Holdings Inc.	47,360	658,304
Marlin Business Services Corp.(a)	16,706	132,479
NewStar Financial Inc.(a)	39,389	154,405
Oppenheimer Holdings Inc. Class A	14,128	469,332
Penson Worldwide Inc.(a)	26,479	239,900
Sanders Morris Harris Group Inc.	29,527	162,398
SWS Group Inc.	35,120	424,952
Thomas Weisel Partners Group Inc.(a)	29,062	109,854
TradeStation Group Inc.(a)	46,745	368,818
U.S. Global Investors Inc. Class A(b)	20,184	248,465
Virtus Investment Partners Inc.(a)	9,221	146,614
Westwood Holdings Group Inc.	9,886	359,257

		6,315,143
ELECTRIC—0.29%
Central Vermont Public Service Corp.	19,567	406,994
U.S. Geothermal Inc.(a)(b)	100,756	154,157
Unitil Corp.	16,657	382,778

		943,929
ELECTRICAL COMPONENTS & EQUIPMENT—1.31%
Advanced Battery Technologies Inc.(a)(b)	80,707	322,828
C&D Technologies Inc.(a)(b)	36,031	55,848
China BAK Battery Inc.(a)	57,800	160,684
Coleman Cable Inc.(a)(b)	13,450	44,250
Graham Corp.	15,160	313,812
Harbin Electric Inc.(a)(b)	22,539	462,951
Insteel Industries Inc.	26,004	338,052
Magnetek Inc.(a)	46,642	71,829
Nexxus Lighting Inc.(a)	8,714	29,628
NIVS IntelliMedia Technology Group Inc.(a)	10,742	27,714
Orion Energy Systems Inc.(a)	28,661	125,822

Power-One Inc.(a)(b)	116,638	507,375
PowerSecure International Inc.(a)	28,561	205,925
Research Frontiers Inc.(a)(b)	32,881	124,619
SatCon Technology Corp.(a)(b)	103,725	292,504
SmartHeat Inc.(a)(b)	13,004	188,818
Superconductor Technologies Inc.(a)(b)	21,958	52,040
Ultralife Corp.(a)(b)	16,482	71,202
Universal Display Corp.(a)	45,579	563,356
Valence Technology Inc.(a)(b)	78,355	71,303
Vicor Corp.(a)	31,461	292,587

		4,323,147
ELECTRONICS—2.36%
Bel Fuse Inc. Class B	16,321	350,738
BTU International Inc.(a)	13,712	87,071
California Micro Devices Corp.(a)	42,805	201,612
CTS Corp.	50,658	487,330
Cyberoptics Corp.(a)	16,734	112,285
DDi Corp.(a)	27,588	134,905
Electro Scientific Industries Inc.(a)	40,905	442,592
FARO Technologies Inc.(a)	25,776	552,637
Frequency Electronics Inc.(a)	19,266	99,027
ICx Technologies Inc.(a)	16,447	156,575
Iteris Inc.(a)	71,674	107,511
Keithley Instruments Inc.	20,261	94,214
LaBarge Inc.(a)	19,871	239,446
LeCroy Corp.(a)	22,847	83,392
LoJack Corp.(a)	29,450	118,978
Measurement Specialties Inc.(a)	22,488	226,004
MEMSIC Inc.(a)	24,506	80,380
Methode Electronics Inc.	56,474	490,194
Nu Horizons Electronics Corp.(a)	30,763	126,744
NVE Corp.(a)	7,590	313,543
OSI Systems Inc.(a)	24,093	657,257
OYO Geospace Corp.(a)	6,252	268,148
RAE Systems Inc.(a)	59,671	65,638
Sonic Solutions Inc.(a)	33,576	397,204
Spectrum Control Inc.(a)	21,122	200,025
Spire Corp.(a)	10,282	55,112
SRS Labs Inc.(a)	22,365	163,935
Stoneridge Inc.(a)	23,137	208,464
Taser International Inc.(a)	95,884	419,972
Technitrol Inc.	59,564	260,890
UQM Technologies Inc.(a)	54,417	372,756
X-Rite Inc.(a)	39,863	86,901
Zygo Corp.(a)	23,506	158,195

		7,819,675
ENERGY - ALTERNATE SOURCES—0.73%
Akeena Solar Inc.(a)(b)	37,357	46,696
Ascent Solar Technologies Inc.(a)	26,819	142,141
Comverge Inc.(a)	30,236	339,853
Evergreen Energy Inc.(a)(b)	201,559	69,135
FuelCell Energy Inc.(a)	105,594	397,033
Green Plains Renewable Energy Inc.(a)(b)	13,518	201,013
Headwaters Inc.(a)	82,070	535,096
Hoku Scientific Inc.(a)(b)	22,970	62,478
MGP Ingredients Inc.(a)	22,445	171,704
New Generation Biofuels Holdings Inc.(a)(b)	32,428	25,618
Ocean Power Technologies Inc.(a)(b)	13,306	119,887
Real Goods Solar Inc. Class A(a)	13,187	41,539
Syntroleum Corp.(a)	99,585	264,896

		2,417,089

ENGINEERING & CONSTRUCTION—0.36%
Argan Inc.(a)	10,742	154,577
ENGlobal Corp.(a)	30,063	94,097
Lime Energy Co.(a)	13,615	60,178
Mistras Group Inc.(a)	14,164	213,310
Sterling Construction Co. Inc.(a)	19,136	367,028
VSE Corp.	6,779	305,597

		1,194,787
ENTERTAINMENT—0.62%
Bluegreen Corp.(a)	23,967	58,000
Carmike Cinemas Inc.(a)	19,403	146,687
Century Casinos Inc.(a)	26,365	70,922
Dover Downs Gaming & Entertainment Inc.	23,100	87,318
Dover Motorsports Inc.	49,988	104,475
EDCI Holdings Inc.(a)	11,136	65,368
Empire Resorts Inc.(a)	26,576	56,075
Great Wolf Resorts Inc.(a)	44,567	105,624
Lakes Entertainment Inc.(a)	27,747	69,645
Reading International Inc. Class A(a)	24,942	101,015
Rick’s Cabaret International Inc.(a)	12,127	103,807
Shuffle Master Inc.(a)	81,359	670,398
Steinway Musical Instruments Inc.(a)	10,467	166,530
Tix Corp.(a)	34,830	60,604
VCG Holding Corp.(a)(b)	27,685	57,585
Youbet.com Inc.(a)	49,094	140,900

		2,064,953
ENVIRONMENTAL CONTROL—0.61%
American Ecology Corp.	29,230	498,079
Casella Waste Systems Inc. Class A(a)	30,299	121,802
CECO Environmental Corp.(a)	13,108	51,777
Fuel Tech Inc.(a)(b)	26,874	219,561
Metalico Inc.(a)(b)	47,753	234,945
Met-Pro Corp.	25,452	270,300
Perma-Fix Environmental Services Inc.(a)	91,265	207,172
TRC Companies Inc.(a)	8,674	25,935
Waste Services Inc.(a)	28,553	260,118
WCA Waste Corp.(a)	31,068	133,903

		2,023,592
FOOD—1.18%
B&G Foods Inc. Class A	41,896	384,605
Calavo Growers Inc.	19,192	326,264
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	48,864	576,107
HQ Sustainable Maritime Industries Inc.(a)	17,683	124,488
Imperial Sugar Co.	19,221	335,214
Inventure Group Inc. (The)(a)	20,015	47,235
John B. Sanfilippo & Son Inc.(a)	15,238	237,103
Lifeway Foods Inc.(a)(b)	9,897	117,576
Overhill Farms Inc.(a)	28,043	136,289
Rocky Mountain Chocolate Factory Inc.	15,613	126,465
Seneca Foods Corp. Class A(a)	15,221	363,325
Spartan Stores Inc.	35,499	507,281
Tasty Baking Co.	12,051	81,103
Zhongpin Inc.(a)	35,471	553,702

		3,916,757
FOREST PRODUCTS & PAPER—1.07%
Boise Inc.(a)	42,345	224,852
Buckeye Technologies Inc.(a)	57,668	562,840
KapStone Paper and Packaging Corp.(a)	43,851	431,932

Neenah Paper Inc.	22,065	307,807
Orchids Paper Products Co.(a)(b)	9,559	191,371
Schweitzer-Mauduit International Inc.	25,315	1,780,910
Verso Paper Corp.(a)(b)	14,215	37,101

		3,536,813
GAS—0.14%
Chesapeake Utilities Corp.	14,650	469,532

		469,532
HAND & MACHINE TOOLS—0.22%
K-Tron International Inc.(a)	4,084	444,094
L.S. Starrett Co. (The) Class A	11,494	101,262
Raser Technologies Inc.(a)(b)	84,978	105,373
Thermadyne Holdings Corp.(a)	11,430	83,096

		733,825
HEALTH CARE—0.03%
MEDTOX Scientific Inc.(a)	13,108	101,587

		101,587
HEALTH CARE - PRODUCTS—5.00%
ABIOMED Inc.(a)	47,753	417,361
Alpha ProTech Ltd.(a)	29,406	132,915
Alphatec Holdings Inc.(a)	50,718	270,834
AngioDynamics Inc.(a)	38,330	616,346
AtriCure Inc.(a)	20,312	122,684
Atrion Corp.	1,954	304,277
ATS Medical Inc.(a)(b)	79,916	258,129
BioClinca Inc.(a)	21,282	90,448
BIOLASE Technology Inc.(a)(b)	45,162	85,808
Bovie Medical Corp.(a)(b)	31,951	249,537
Caliper Life Sciences Inc.(a)	83,491	214,572
Cantel Medical Corp.(a)	20,366	410,986
Cardiac Science Corp.(a)	32,423	72,303
Cardiovascular Systems Inc.(a)(b)	12,989	59,620
Cerus Corp.(a)	58,569	116,552
Clinical Data Inc.(a)(b)	18,783	342,978
Columbia Laboratories Inc.(a)(b)	69,006	74,526
Cutera Inc.(a)	23,894	203,338
Cynosure Inc. Class A(a)	16,832	193,400
Delcath Systems Inc.(a)(b)	46,831	240,711
DexCom Inc.(a)	73,557	594,341
Electro-Optical Sciences Inc.(a)(b)	31,494	326,278
Endologix Inc.(a)	74,285	392,225
Exactech Inc.(a)	13,882	240,297
Female Health Co. (The)(a)	31,631	149,615
Hansen Medical Inc.(a)(b)	36,567	110,798
HealthTronics Inc.(a)	58,340	154,018
HeartWare International Inc.(a)	3,940	139,752
Home Diagnostics Inc.(a)	21,951	133,901
Insulet Corp.(a)(b)	51,574	736,477
IRIS International Inc.(a)	30,387	375,583
Kensey Nash Corp.(a)	13,132	334,866
LCA-Vision Inc.(a)	24,526	125,573
MAKO Surgical Corp.(a)(b)	29,255	324,730
Medical Action Industries Inc.(a)	22,737	365,156
Merge Healthcare Inc.(a)	44,115	148,226
Metabolix Inc.(a)(b)	30,951	342,628
Microvision Inc.(a)(b)	124,832	395,717
Micrus Endovascular Corp.(a)	25,686	385,547
Natus Medical Inc.(a)	43,359	641,280
NxStage Medical Inc.(a)(b)	36,455	304,399

OraSure Technologies Inc.(a)	71,021	360,787
Orthovita Inc.(a)	103,605	363,654
Osteotech Inc.(a)	31,055	99,376
Palomar Medical Technologies Inc.(a)	28,228	284,538
PURE Bioscience(a)(b)	50,017	72,024
Rochester Medical Corp.(a)	19,109	212,683
Rockwell Medical Technologies Inc.(a)(b)	30,084	231,346
SenoRx Inc.(a)	33,493	276,317
Solta Medical Inc.(a)	74,673	151,586
Somanetics Corp.(a)	19,487	341,997
SonoSite Inc.(a)	26,592	628,369
Spectranetics Corp.(a)	52,243	363,611
Stereotaxis Inc.(a)(b)	44,466	174,751
Symmetry Medical Inc.(a)	53,939	434,748
Synovis Life Technologies Inc.(a)	18,882	243,767
TomoTherapy Inc.(a)	69,921	272,692
TranS1 Inc.(a)	22,690	89,625
Vascular Solutions Inc.(a)	31,532	264,553
Vital Images Inc.(a)	22,438	284,738
Young Innovations Inc.	7,800	193,284

		16,543,178
HEALTH CARE - SERVICES—1.77%
Air Methods Corp.(a)	16,826	565,690
Alliance Healthcare Services Inc.(a)	37,887	216,335
Allied Healthcare International Inc.(a)	73,441	213,713
Almost Family Inc.(a)	11,202	442,815
America Service Group Inc.	14,891	236,320
American Dental Partners Inc.(a)	22,296	287,618
Assisted Living Concepts Inc. Class A(a)	15,473	408,023
Capital Senior Living Corp.(a)	35,248	176,945
Continucare Corp.(a)	49,950	218,281
Emergent Group Inc.	5,984	42,965
Ensign Group Inc. (The)	18,009	276,798
Five Star Quality Care Inc.(a)	49,054	170,217
Health Fitness Corp.(a)	16,225	124,121
MedCath Corp.(a)	20,900	165,319
Metropolitan Health Networks Inc.(a)(b)	67,974	135,268
NightHawk Radiology Holdings Inc.(a)	28,041	127,026
NovaMed Inc.(a)(b)	32,365	125,576
Odyssey Healthcare Inc.(a)	50,259	783,035
Psychemedics Corp.	20,309	149,271
RadNet Inc.(a)(b)	45,122	92,049
Skilled Healthcare Group Inc. Class A(a)	30,076	224,066
Sunrise Senior Living Inc.(a)	66,184	213,112
U.S. Physical Therapy Inc.(a)	18,938	320,620
Virtual Radiologic Corp.(a)(b)	11,156	142,351

		5,857,534
HOLDING COMPANIES - DIVERSIFIED—0.07%
Information Services Group Inc.(a)	49,548	157,067
Resource America Inc. Class A	19,957	80,626

		237,693
HOME BUILDERS—0.88%
AMREP Corp.(a)	2,212	30,304
Beazer Homes USA Inc.(a)(b)	58,137	281,383
Brookfield Homes Corp.(a)	14,575	116,600
Cavco Industries Inc.(a)	11,121	399,466
China Housing & Land Development Inc.(a)(b)	39,839	164,535
Hovnanian Enterprises Inc. Class A(a)(b)	74,237	285,070
M/I Homes Inc.(a)	26,833	278,795
Palm Harbor Homes Inc.(a)(b)	20,855	43,170

Skyline Corp.	12,569	231,270
Standard-Pacific Corp.(a)	149,128	557,739
Winnebago Industries Inc.(a)	43,940	536,068

		2,924,400
HOME FURNISHINGS—0.98%
American Technology Corp.(a)	45,530	67,384
American Woodmark Corp.	17,189	338,280
Audiovox Corp. Class A(a)	28,398	201,342
Furniture Brands International Inc.(a)	60,235	328,883
Hooker Furniture Corp.	18,701	231,331
Kimball International Inc. Class B	51,418	438,081
La-Z-Boy Inc.(a)	77,506	738,632
Sealy Corp.(a)(b)	63,301	200,031
Stanley Furniture Co. Inc.(a)	20,713	210,237
Universal Electronics Inc.(a)	21,534	500,019

		3,254,220
HOUSEHOLD PRODUCTS & WARES—0.73%
ACCO Brands Corp.(a)	83,509	607,946
CSS Industries Inc.	12,286	238,840
Ennis Inc.	41,018	688,692
Kid Brands Inc.(a)	19,917	87,236
Oil-Dri Corp. of America(b)	14,017	217,263
Prestige Brands Holdings Inc.(a)	52,539	412,957
Standard Register Co. (The)	30,602	156,070

		2,409,004
HOUSEWARES—0.04%
Lifetime Brands Inc.(a)(b)	17,971	128,493

		128,493
INSURANCE—2.66%
Affirmative Insurance Holdings Inc.(a)	27,758	113,253
American Independence Corp.(a)	2,181	9,924
American Physicians Capital Inc.	15,377	466,231
American Physicians Service Group Inc.	14,717	339,521
American Safety Insurance Holdings Ltd.(a)	14,517	209,771
Amerisafe Inc.(a)	30,411	546,486
Baldwin & Lyons Inc. Class B	15,213	374,392
Citizens Inc.(a)(b)	50,946	332,677
Crawford & Co. Class B(a)	34,248	134,937
Eastern Insurance Holdings Inc.	20,472	176,469
EMC Insurance Group Inc.	8,213	176,662
FBL Financial Group Inc. Class A	17,748	328,693
First Acceptance Corp.(a)	35,618	69,455
First Mercury Financial Corp.	23,424	321,143
FPIC Insurance Group Inc.(a)	11,019	425,554
Hallmark Financial Services Inc.(a)	17,786	141,577
Kansas City Life Insurance Co.	6,665	198,284
Life Partners Holdings Inc.(b)	13,037	276,254
Maiden Holdings Ltd.	79,612	582,760
Mercer Insurance Group Inc.	8,509	154,609
National Interstate Corp.	10,975	186,136
NYMAGIC Inc.	9,218	152,927
Phoenix Companies Inc. (The)(a)	163,758	455,247
PMA Capital Corp. Class A(a)	45,765	288,319
PMI Group Inc. (The)(a)	104,030	262,156
Presidential Life Corp.	30,557	279,597
Primus Guaranty Ltd.(a)(b)	28,618	87,285
Radian Group Inc.	121,400	887,434
SeaBright Insurance Holdings Inc.(a)	34,576	397,278
Stewart Information Services Corp.	26,904	303,477

Universal Insurance Holdings Inc.	21,189	124,379

		8,802,887
INTERNET—4.44%
A.D.A.M. Inc.(a)	14,295	60,039
ActivIdentity Corp.(a)	82,190	193,146
Alloy Inc.(a)	21,884	170,258
Answers Corp.(a)(b)	14,805	132,949
Arbinet Corp.(a)	31,627	78,435
Bidz.com Inc.(a)	7,254	14,508
China Information Security Technology Inc.(a)	41,279	254,279
Chordiant Software Inc.(a)	46,698	128,419
Cinedigm Digital Cinema Corp. Class A(a)	39,196	48,603
Dice Holdings Inc.(a)	24,308	159,217
Drugstore.com Inc.(a)	131,044	404,926
Health Grades Inc.(a)	37,348	160,223
HealthStream Inc.(a)	27,946	110,387
Hollywood Media Corp.(a)	55,955	78,337
i2 Technologies Inc.(a)	24,329	465,170
iMergent Inc.	14,213	86,273
InfoSpace Inc.(a)	51,367	440,215
Internap Network Services Corp.(a)	79,932	375,680
Internet Brands Inc. Class A(a)	43,259	338,718
Internet Capital Group Inc.(a)	57,101	379,722
iPass Inc.(a)	79,884	83,079
Keynote Systems Inc.	20,175	220,109
Knot Inc. (The)(a)	45,283	456,000
Lionbridge Technologies Inc.(a)	85,717	197,149
Liquidity Services Inc.(a)	24,063	242,314
Local.com Corp.(a)(b)	22,065	128,198
LoopNet Inc.(a)	31,074	308,876
ModusLink Global Solutions Inc.(a)	67,291	633,208
1-800-FLOWERS.COM Inc.(a)	33,895	89,822
Online Resources Corp.(a)	37,275	196,066
Openwave Systems Inc.(a)	126,262	287,877
Orbitz Worldwide Inc.(a)	52,601	386,091
Overstock.com Inc.(a)(b)	23,368	316,870
PCTEL Inc.(a)	33,621	199,036
Perficient Inc.(a)	43,777	369,040
RightNow Technologies Inc.(a)	33,103	574,999
S1 Corp.(a)	79,531	518,542
Safeguard Scientifics Inc.(a)	30,876	318,332
Shutterfly Inc.(a)	32,217	573,785
SonicWALL Inc.(a)	81,743	622,064
Sourcefire Inc.(a)	34,090	911,907
Spark Networks Inc.(a)	19,506	57,933
Stamps.com Inc.(a)	15,805	142,245
Support.com Inc.(a)	76,314	201,469
TechTarget Inc.(a)	15,836	89,157
TeleCommunication Systems Inc.(a)	59,921	580,035
Terremark Worldwide Inc.(a)	86,178	589,458
TheStreet.com Inc.	40,554	97,330
Travelzoo Inc.(a)	8,544	105,006
US Auto Parts Network Inc.(a)	14,077	73,200
Vitacost.com Inc.(a)	14,652	152,674
Vocus Inc.(a)	25,107	451,926
Web.com Group Inc.(a)	40,753	266,117
Zix Corp.(a)(b)	96,291	164,658

		14,684,076
INVESTMENT COMPANIES—2.02%
Capital Southwest Corp.	4,830	380,604
Fifth Street Finance Corp.	54,708	587,564

Gladstone Capital Corp.	35,247	271,402
Gladstone Investment Corp.	39,054	178,086
Harris & Harris Group Inc.(a)	42,568	194,536
Hercules Technology Growth Capital Inc.	56,586	587,929
Kayne Anderson Energy Development Co.	18,216	265,043
Kohlberg Capital Corp.	28,942	131,976
Main Street Capital Corp.	11,198	180,512
MCG Capital Corp.(a)	99,368	429,270
Medallion Financial Corp.	29,770	243,221
MVC Capital Inc.	34,290	404,622
NGP Capital Resources Co.	34,408	279,737
PennantPark Investment Corp.	36,459	325,214
PennyMac Mortgage Investment Trust(a)	21,240	364,903
Prospect Capital Corp.(b)	95,878	1,132,319
TICC Capital Corp.	51,409	311,024
Tortoise Capital Resources Corp.(b)	15,812	103,094
Triangle Capital Corp.	17,613	212,941
UTEK Corp.(a)(b)	20,494	87,099

		6,671,096
IRON & STEEL—0.48%
China Precision Steel Inc.(a)(b)	40,125	82,256
Friedman Industries Inc.	17,061	99,466
General Steel Holdings Inc.(a)(b)	23,416	103,265
Gibraltar Industries Inc.(a)	40,502	637,096
Olympic Steel Inc.	13,976	455,338
Universal Stainless & Alloy Products Inc.(a)	11,360	214,250

		1,591,671
LEISURE TIME—0.36%
Ambassadors Group Inc.	29,610	393,517
Arctic Cat Inc.(a)	20,040	183,566
Marine Products Corp.	15,942	78,594
Multimedia Games Inc.(a)(b)	41,517	249,517
Nautilus Inc.(a)	23,151	46,997
Town Sports International Holdings Inc.(a)	30,462	70,976
Universal Travel Group(a)	15,685	159,046

		1,182,213
LODGING—0.27%
Lodgian Inc.(a)	23,657	35,249
Marcus Corp.	32,712	419,368
Monarch Casino & Resort Inc.(a)	12,770	103,437
Morgans Hotel Group Co.(a)	34,948	158,314
MTR Gaming Group Inc.(a)	33,752	43,878
Red Lion Hotels Corp.(a)	26,797	132,377

		892,623
MACHINERY—1.33%
Alamo Group Inc.	12,432	213,209
Altra Holdings Inc.(a)	40,422	499,212
Bolt Technology Corp.(a)	14,755	162,600
Cascade Corp.	13,594	373,699
Columbus McKinnon Corp.(a)	28,559	390,116
DXP Enterprises Inc.(a)	12,303	160,800
Flow International Corp.(a)	63,607	195,910
Gerber Scientific Inc.(a)	35,249	178,007
Hardinge Inc.	20,500	112,750
Hurco Companies Inc.(a)	10,212	151,138
Intevac Inc.(a)	33,697	386,505
iRobot Corp.(a)(b)	30,765	541,464
Kadant Inc.(a)	18,059	288,222
Key Technology Inc.(a)	10,255	119,573

Park-Ohio Holdings Corp.(a)	10,975	62,009
Presstek Inc.(a)	40,883	87,081
Tecumseh Products Co. Class A(a)	27,907	326,233
Twin Disc Inc.	13,863	144,730

		4,393,258
MANUFACTURERS—0.03%
Synalloy Corp.	12,521	109,559

		109,559
MANUFACTURING—1.12%
American Railcar Industries Inc.	15,658	172,551
China Fire & Security Group Inc.(a)(b)	22,267	301,273
Flanders Corp.(a)	28,770	128,314
FreightCar America Inc.	18,030	357,535
GP Strategies Corp.(a)	25,840	194,575
LSB Industries Inc.(a)	26,121	368,306
Lydall Inc.(a)	23,760	123,790
Myers Industries Inc.	47,088	428,501
PMFG Inc.(a)	20,394	330,587
Portec Rail Products Inc.	13,327	142,732
Reddy Ice Holdings Inc.(a)	31,867	136,709
Smith & Wesson Holding Corp.(a)(b)	88,618	362,448
Standex International Corp.	18,188	365,397
Sturm, Ruger & Co. Inc.(b)	31,638	306,889

		3,719,607
MEDIA—1.33%
Acacia Research Corp. - Acacia Technologies Group(a)	50,882	463,535
Beasley Broadcast Group Inc. Class A(a)	21,258	75,466
Belo Corp. Class A	131,279	714,158
Courier Corp.	19,544	278,502
Crown Media Holdings Inc. Class A(a)(b)	19,435	28,181
Cumulus Media Inc. Class A(a)(b)	33,303	75,931
E.W. Scripps Co. (The) Class A(a)	41,786	290,831
Entercom Communications Corp.(a)(b)	34,966	247,210
Fisher Communications Inc.(a)	8,592	139,620
Global Traffic Network Inc.(a)	21,971	91,180
Journal Communications Inc. Class A	65,160	253,472
Lee Enterprises Inc.(a)	64,886	225,154
Lin TV Corp. Class A(a)	39,760	177,330
LodgeNet Interactive Corp.(a)	33,050	182,766
Martha Stewart Living Omnimedia Inc. Class A(a)	34,562	170,736
Media General Inc. Class A(a)(b)	35,621	279,269
New Frontier Media Inc.(a)	46,825	88,499
Outdoor Channel Holdings Inc.(a)	23,625	137,025
Playboy Enterprises Inc. Class B(a)	36,907	118,102
PRIMEDIA Inc.	27,886	100,668
RHI Entertainment Inc.(a)(b)	12,616	3,873
Sinclair Broadcast Group Inc. Class A(a)	66,061	266,226

		4,407,734
METAL FABRICATE & HARDWARE—0.78%
Ampco-Pittsburgh Corp.	13,293	419,128
Dynamic Materials Corp.	19,592	392,820
Hawk Corp. Class A(a)	9,859	173,617
L.B. Foster Co. Class A(a)	16,171	482,058
Ladish Co. Inc.(a)	24,054	362,734
Lawson Products Inc.	6,855	120,991
North American Galvanizing & Coatings Inc.(a)(b)	20,716	100,473
Northwest Pipe Co.(a)	14,593	391,968
TriMas Corp.(a)	22,508	152,379

		2,596,168

MINING—0.76%
General Moly Inc.(a)(b)	99,375	206,700
Horsehead Holding Corp.(a)	65,179	831,032
Mines Management Inc.(a)	42,466	119,754
Paramount Gold and Silver Corp.(a)(b)	136,341	197,694
U.S. Energy Corp.(a)	34,264	203,186
United States Lime & Minerals Inc.(a)	3,480	120,164
Uranerz Energy Corp.(a)(b)	72,633	94,423
Uranium Energy Corp.(a)(b)	87,539	330,897
Uranium Resources Inc.(a)(b)	81,579	62,816
US Gold Corp.(a)	140,446	348,306

		2,514,972
OIL & GAS—1.66%
Abraxas Petroleum Corp.(a)	83,741	160,783
Adams Resources & Energy Inc.	7,579	167,117
Approach Resources Inc.(a)	22,234	171,646
Arabian American Development Co.(a)	13,337	32,009
BMB Munai Inc.(a)(b)	59,196	68,075
Bronco Drilling Co. Inc.(a)	38,533	195,362
Callon Petroleum Co.(a)(b)	29,266	43,899
Cheniere Energy Inc.(a)(b)	92,172	223,056
CREDO Petroleum Corp.(a)	9,559	88,899
Crosstex Energy Inc.	64,376	389,475
Double Eagle Petroleum Co.(a)(b)	16,957	73,254
Endeavour International Corp.(a)	179,464	193,821
Evolution Petroleum Corp.(a)	33,698	145,238
FX Energy Inc.(a)	71,949	205,055
GeoGlobal Resources Inc.(a)(b)	60,845	126,558
GeoMet Inc.(a)(b)	36,684	53,559
GeoResources Inc.(a)	13,277	181,364
Harvest Natural Resources Inc.(a)	54,274	287,109
Houston American Energy Corp.	33,726	207,752
Magellan Petroleum Corp.(a)	75,433	130,499
Mexco Energy Corp.(a)	1,150	11,454
Northern Oil and Gas Inc.(a)	52,446	620,961
Panhandle Oil and Gas Inc.	13,529	350,401
SulphCo Inc.(a)(b)	106,500	71,355
Toreador Resources Corp.(b)	33,313	329,799
VAALCO Energy Inc.	93,490	425,379
Vantage Drilling Co.(a)	84,316	135,749
Warren Resources Inc.(a)	101,326	248,249
Zion Oil & Gas Inc.(a)(b)	22,668	162,076

		5,499,953
OIL & GAS SERVICES—0.90%
Allis-Chalmers Energy Inc.(a)	84,488	318,520
Boots & Coots Inc.(a)	121,158	199,911
Dawson Geophysical Co.(a)	12,181	281,503
Flotek Industries Inc.(a)(b)	33,224	44,520
Geokinetics Inc.(a)	8,723	83,915
Gulf Island Fabrication Inc.	19,437	408,760
Mitcham Industries Inc.(a)	17,779	131,031
Natural Gas Services Group Inc.(a)	18,583	350,290
Omni Energy Services Corp.(a)	27,527	34,409
Superior Well Services Inc.(a)	24,154	344,436
T-3 Energy Services Inc.(a)	19,755	503,752
TGC Industries Inc.(a)	22,156	86,630
Trico Marine Services Inc.(a)	19,925	90,459
Union Drilling Inc.(a)	16,657	104,106

		2,982,242

PACKAGING & CONTAINERS—0.21%
AEP Industries Inc.(a)	8,720	333,802
Astronics Corp.(a)	16,840	143,982
BWAY Holding Co.(a)	11,291	217,013

		694,797
PHARMACEUTICALS—5.32%
ACADIA Pharmaceuticals Inc.(a)	48,220	63,650
Accelrys Inc.(a)	46,596	266,995
Achillion Pharmaceuticals Inc.(a)(b)	21,461	66,744
Acura Pharmaceuticals Inc.(a)(b)	16,753	89,293
Adolor Corp.(a)	78,173	114,133
Akorn Inc.(a)	77,727	139,131
Alexza Pharmaceuticals Inc.(a)	44,062	105,749
Amicus Therapeutics Inc.(a)	20,286	80,535
Anadys Pharmaceuticals Inc.(a)	60,453	127,556
Anika Therapeutics Inc.(a)	18,097	138,080
Animal Health International Inc.(a)	23,025	55,260
Ardea Biosciences Inc.(a)(b)	23,924	334,936
Array BioPharma Inc.(a)	72,944	204,973
AVANIR Pharmaceuticals Inc. Class A(a)(b)	90,743	172,412
AVI BioPharma Inc.(a)(b)	143,672	209,761
Biodel Inc.(a)(b)	24,410	105,939
BioDelivery Sciences International Inc.(a)(b)	18,803	73,896
BioForm Medical Inc.(a)	36,517	124,158
BioScrip Inc.(a)	61,541	514,483
BioSpecifics Technologies Corp.(a)(b)	6,971	204,599
BioSphere Medical Inc.(a)	28,442	77,931
Caraco Pharmaceutical Laboratories Ltd.(a)	13,046	78,798
Chelsea Therapeutics International Ltd.(a)(b)	38,870	104,949
China Sky One Medical Inc.(a)(b)	17,028	387,387
Clarient Inc.(a)(b)	51,419	136,260
Cornerstone Therapeutics Inc.(a)	12,899	78,684
Cumberland Pharmaceuticals Inc.(a)	10,860	147,587
Cypress Bioscience Inc.(a)	60,818	350,312
Depomed Inc.(a)	78,802	263,987
Discovery Laboratories Inc.(a)(b)	179,741	112,967
DURECT Corp.(a)	126,313	311,993
Dyax Corp.(a)	104,574	354,506
Dynavax Technologies Corp.(a)(b)	60,780	86,308
Emergent BioSolutions Inc.(a)	24,684	335,456
Hemispherx Biopharma Inc.(a)(b)	181,525	101,654
Hi-Tech Pharmacal Co. Inc.(a)	13,794	386,922
Idenix Pharmaceuticals Inc.(a)	42,521	91,420
Infinity Pharmaceuticals Inc.(a)	30,240	186,883
Insmed Inc.(a)	219,716	169,181
Inspire Pharmaceuticals Inc.(a)	90,750	500,940
ISTA Pharmaceuticals Inc.(a)	54,397	248,050
Javelin Pharmaceuticals Inc.(a)	75,865	98,624
K-V Pharmaceutical Co. Class A(a)	50,190	184,197
Lannett Co. Inc.(a)	15,473	91,445
Ligand Pharmaceuticals Inc. Class B(a)	164,783	357,579
Mannatech Inc.(b)	26,121	81,498
MAP Pharmaceuticals Inc.(a)	13,958	133,020
Matrixx Initiatives Inc.(a)(b)	14,095	59,481
MiddleBrook Pharmaceuticals Inc.(a)(b)	70,256	35,831
Nabi Biopharmaceuticals(a)	78,003	382,215
Neogen Corp.(a)	32,233	761,021
Neurocrine Biosciences Inc.(a)	62,690	170,517
NeurogesX Inc.(a)(b)	18,192	140,260
NPS Pharmaceuticals Inc.(a)	76,274	259,332
Nutraceutical International Corp.(a)	19,748	244,283

Obagi Medical Products Inc.(a)	29,707	356,484
Oculus Innovative Sciences Inc.(a)(b)	32,445	59,374
Omega Protein Corp.(a)	31,022	135,256
Opko Health Inc.(a)(b)	61,698	112,907
Pain Therapeutics Inc.(a)	53,330	285,849
Penwest Pharmaceuticals Co.(a)	44,459	115,149
PetMed Express Inc.	35,891	632,758
Pharmacyclics Inc.(a)	35,239	110,650
Pharmasset Inc.(a)	32,715	677,200
Poniard Pharmaceuticals Inc.(a)(b)	35,617	65,179
POZEN Inc.(a)	42,187	252,700
Progenics Pharmaceuticals Inc.(a)	41,696	185,130
Questcor Pharmaceuticals Inc.(a)	89,361	424,465
Quigley Corp. (The)(a)	8,087	16,174
Reliv International Inc.	30,896	101,339
Santarus Inc.(a)	82,303	380,240
Schiff Nutrition International Inc.	23,441	183,309
SciClone Pharmaceuticals Inc.(a)	55,932	130,322
SIGA Technologies Inc.(a)(b)	42,531	246,680
Spectrum Pharmaceuticals Inc.(a)(b)	63,953	283,951
Sucampo Pharmaceuticals Inc.(a)	18,009	72,756
Synta Pharmaceuticals Corp.(a)(b)	25,861	130,857
Targacept Inc.(a)	30,199	631,763
Theragenics Corp.(a)	70,433	94,380
Trimeris Inc.(a)	26,860	70,373
Trubion Pharmaceuticals Inc.(a)	10,102	38,994
VIVUS Inc.(a)(b)	119,842	1,101,348

		17,599,348
REAL ESTATE—0.37%
Avatar Holdings Inc.(a)	10,614	180,544
Consolidated-Tomoka Land Co.	9,290	324,593
HFF Inc. Class A(a)	28,014	175,088
Resource Capital Corp.	35,536	174,837
Stratus Properties Inc.(a)	9,453	103,983
Thomas Properties Group Inc.	38,193	113,051
ZipRealty Inc.(a)	36,703	138,003

		1,210,099
REAL ESTATE INVESTMENT TRUSTS—3.62%
Agree Realty Corp.	14,386	335,050
American Capital Agency Corp.	23,046	611,641
Apollo Commercial Real Estate Finance Inc.(a)	13,676	246,031
Arbor Realty Trust Inc.(a)(b)	21,281	42,349
Associated Estates Realty Corp.	22,282	251,118
BRT Realty Trust(a)	17,033	86,868
Capital Trust Inc. Class A(a)(b)	19,051	24,195
CapLease Inc.	80,495	352,568
Care Investment Trust Inc.	20,398	158,696
Cedar Shopping Centers Inc.	54,987	373,912
Cogdell Spencer Inc.	46,018	260,462
Colony Financial Inc.	20,516	417,911
CreXus Investment Corp.(a)	19,536	272,723
Cypress Sharpridge Investments Inc.	23,600	318,836
Dynex Capital Inc.	27,878	243,375
Education Realty Trust Inc.	80,877	391,445
FelCor Lodging Trust Inc.(a)	92,604	333,374
First Industrial Realty Trust Inc.(a)	68,812	359,887
First Potomac Realty Trust	48,799	613,403
Gladstone Commercial Corp.	19,622	263,131
Glimcher Realty Trust	86,973	234,827
Gramercy Capital Corp.(a)	53,102	137,534
Hersha Hospitality Trust	71,499	224,507

Invesco Mortgage Capital Inc.	12,270	279,265
Kite Realty Group Trust	71,608	291,445
Maguire Properties Inc.(a)(b)	49,741	75,109
Mission West Properties Inc.	46,547	334,673
Monmouth Real Estate Investment Corp. Class A	56,243	418,448
New York Mortgage Trust Inc.	17,044	123,399
NorthStar Realty Finance Corp.(b)	92,203	316,256
One Liberty Properties Inc.(a)(b)	19,303	169,480
Pennsylvania Real Estate Investment Trust	50,436	426,689
PMC Commercial Trust	22,594	169,455
RAIT Financial Trust(a)	96,618	126,570
Ramco-Gershenson Properties Trust	40,631	387,620
Strategic Hotels & Resorts Inc.(a)	106,992	199,005
Sun Communities Inc.	21,646	427,509
Supertel Hospitality Inc.(a)	24,493	36,740
UMH Properties Inc.	11,143	94,493
Urstadt Biddle Properties Inc. Class A	23,228	354,692
U-Store-It Trust	114,985	841,690
Vestin Realty Mortgage II Inc.(a)	33,310	72,616
Winthrop Realty Trust	27,156	294,914

		11,993,911
RETAIL—4.43%
A.C. Moore Arts & Crafts Inc.(a)	34,027	100,039
AFC Enterprises Inc.(a)	39,419	321,659
Allion Healthcare Inc.(a)	33,556	220,127
America’s Car-Mart Inc.(a)	15,325	403,507
Ark Restaurants Corp.	8,778	126,842
Benihana Inc. Class A(a)	23,040	87,322
Big 5 Sporting Goods Corp.	32,393	556,512
Bon-Ton Stores Inc. (The)(b)	14,545	142,686
Books-A-Million Inc.	11,796	79,269
Borders Group Inc.(a)	55,800	65,844
Build-A-Bear Workshop Inc.(a)	25,556	124,969
Cache Inc.(a)	14,822	67,737
California Pizza Kitchen Inc.(a)	28,618	384,912
Caribou Coffee Co. Inc.(a)(b)	10,170	78,512
Carrols Restaurant Group Inc.(a)	18,347	129,713
Casual Male Retail Group Inc.(a)	58,267	135,762
Christopher & Banks Corp.	54,215	413,118
Conn’s Inc.(a)(b)	12,813	74,828
Cost Plus Inc.(a)(b)	38,147	38,910
dELiA*s Inc.(a)	54,887	102,639
Denny’s Corp.(a)	140,056	306,723
Destination Maternity Corp.(a)	7,562	143,678
Duckwall-ALCO Stores Inc.(a)	642	9,874
Einstein Noah Restaurant Group Inc.(a)	7,225	71,022
Famous Dave’s of America Inc.(a)	16,004	96,824
FGX International Holdings Ltd.(a)	22,850	447,632
Frisch’s Restaurants Inc.	1,243	29,646
Fuqi International Inc.(a)(b)	17,840	320,228
Gander Mountain Co.(a)	7,802	39,790
Hastings Entertainment Inc.(a)	14,673	65,442
Haverty Furniture Companies Inc.	27,980	384,165
Hot Topic Inc.(a)	61,777	392,902
Jamba Inc.(a)(b)	83,209	139,791
Kenneth Cole Productions Inc. Class A(a)	14,260	137,609
Kirkland’s Inc.(a)	19,781	343,596
Krispy Kreme Doughnuts Inc.(a)(b)	82,527	243,455
Landry’s Restaurants Inc.(a)	9,618	204,767
Lithia Motors Inc. Class A(a)	29,216	240,156
Luby’s Inc.(a)	29,905	110,050

MarineMax Inc.(a)	29,382	270,021
McCormick & Schmick’s Seafood Restaurants Inc.(a)	24,295	169,093
Morton’s Restaurant Group Inc.(a)	10,802	31,434
Movado Group Inc.	24,273	235,934
Nathan’s Famous Inc.(a)	10,952	167,128
New York & Co. Inc.(a)	34,523	148,104
O’Charley’s Inc.(a)	27,545	180,420
PC Connection Inc.(a)	15,867	107,102
PC Mall Inc.(a)	17,222	89,899
Pier 1 Imports Inc.(a)	165,988	844,879
Retail Ventures Inc.(a)	36,262	322,369
Rex Stores Corp.(a)	11,833	166,372
Rubio’s Restaurants Inc.(a)	18,264	131,683
Ruby Tuesday Inc.(a)	94,812	682,646
Ruth’s Hospitality Group Inc.(a)	31,708	66,270
Select Comfort Corp.(a)	78,306	510,555
Shoe Carnival Inc.(a)	13,634	279,088
Sport Supply Group Inc.	16,549	208,352
Steak n Shake Co. (The)(a)	1,781	577,258
Stein Mart Inc.(a)	38,754	413,118
Susser Holdings Corp.(a)	14,353	123,292
Syms Corp.(a)	12,155	87,881
Talbots Inc. (The)(a)(b)	35,501	316,314
Titan Machinery Inc.(a)	21,025	242,629
Tuesday Morning Corp.(a)	42,279	109,080
West Marine Inc.(a)	24,973	201,282
Wet Seal Inc. Class A(a)	148,321	511,707
Zale Corp.(a)	30,760	83,667

		14,659,834
SAVINGS & LOANS—2.74%
Abington Bancorp Inc.	48,264	332,539
BankAtlantic Bancorp Inc. Class A(b)	65,617	85,302
BankFinancial Corp.	47,161	466,894
Berkshire Hills Bancorp Inc.	26,335	544,608
BofI Holding Inc.(a)	11,376	113,760
Brooklyn Federal Bancorp Inc.	7,821	78,523
Cape Bancorp Inc.(a)	35,987	241,833
CFS Bancorp Inc.	46,981	151,749
Clifton Savings Bancorp Inc.	9,588	89,840
Danvers Bancorp Inc.	39,545	513,690
ESB Financial Corp.	14,373	190,011
ESSA Bancorp Inc.	39,320	460,044
First Defiance Financial Corp.	18,710	211,236
First Financial Holdings Inc.	24,211	314,501
First Financial Northwest Inc.	42,520	278,506
First Place Financial Corp.	32,543	90,144
Flagstar Bancorp Inc.(a)(b)	97,608	58,565
Flushing Financial Corp.	41,732	469,902
Fox Chase Bancorp Inc.(a)	7,334	69,820
Hampden Bancorp Inc.	7,285	77,367
Home Bancorp Inc.(a)	15,065	183,642
Home Federal Bancorp Inc.	25,137	334,573
Legacy Bancorp Inc.	25,333	249,783
Meridian Interstate Bancorp Inc.(a)	14,777	128,412
NASB Financial Inc.	7,499	174,652
OceanFirst Financial Corp.	22,704	256,555
Provident New York Bancorp	62,161	524,639
Rockville Financial Inc.	22,588	237,174
Territorial Bancorp Inc.(a)	16,995	306,760
TierOne Corp.(a)(b)	39,303	27,512
United Community Financial Corp.(a)	48,646	70,537

United Financial Bancorp Inc.	37,473	491,271
ViewPoint Financial Group	24,707	356,028
Westfield Financial Inc.	69,094	570,026
WSFS Financial Corp.	12,152	311,456

		9,061,854
SEMICONDUCTORS—4.26%
Actel Corp.(a)	39,680	471,398
Advanced Analogic Technologies Inc.(a)	67,369	265,434
Amtech Systems Inc.(a)	15,696	172,970
AuthenTec Inc.(a)	36,734	81,182
AXT Inc.(a)	53,478	173,804
Cascade Microtech Inc.(a)	14,561	65,525
CEVA Inc.(a)	31,784	408,742
Cirrus Logic Inc.(a)	94,652	645,527
Cohu Inc.	35,455	494,597
Conexant Systems Inc.(a)	81,316	188,653
DSP Group Inc.(a)	36,800	207,184
EMCORE Corp.(a)	107,039	114,532
Entropic Communications Inc.(a)	80,429	246,917
Exar Corp.(a)	55,158	392,173
GSI Technology Inc.(a)	25,414	113,855
Ikanos Communications Inc.(a)	47,356	88,556
Integrated Silicon Solution Inc.(a)	41,942	236,972
IXYS Corp.(a)	35,080	260,294
Kopin Corp.(a)	101,966	426,218
Kulicke and Soffa Industries Inc.(a)	101,278	545,888
Lattice Semiconductor Corp.(a)	171,708	463,612
Mattson Technology Inc.(a)	68,912	246,705
Microtune Inc.(a)	80,671	182,316
Mindspeed Technologies Inc.(a)	43,141	202,331
MIPS Technologies Inc. Class A(a)	72,744	317,891
MoSys Inc.(a)	45,327	177,682
Nanometrics Inc.(a)	22,132	250,756
Pericom Semiconductor Corp.(a)	38,246	440,976
Photronics Inc.(a)	78,145	347,745
PLX Technology Inc.(a)	52,603	169,908
QuickLogic Corp.(a)	44,215	93,294
Richardson Electronics Ltd.	28,768	168,868
Rubicon Technology Inc.(a)(b)	19,605	398,178
Rudolph Technologies Inc.(a)	48,361	324,986
Silicon Image Inc.(a)	104,459	269,504
Supertex Inc.(a)	16,542	492,952
Techwell Inc.(a)	24,707	326,132
Ultra Clean Holdings Inc.(a)	32,543	227,476
Ultratech Inc.(a)	35,998	534,930
Veeco Instruments Inc.(a)	56,192	1,856,584
Virage Logic Corp.(a)	24,092	132,506
Volterra Semiconductor Corp.(a)	34,139	652,738
White Electronic Designs Corp.(a)	35,315	164,921
Zilog Inc.(a)	14,985	53,047

		14,096,459
SOFTWARE—3.29%
Actuate Corp.(a)	70,490	301,697
American Software Inc. Class A	40,218	241,308
AMICAS Inc.(a)	58,023	315,645
AuthentiDate Holding Corp.(a)	40,675	42,709
Bottomline Technologies Inc.(a)	38,722	680,346
Callidus Software Inc.(a)	42,211	127,477
China TransInfo Technology Corp.(a)(b)	14,940	122,060
Computer Programs and Systems Inc.	16,012	737,353
Concurrent Computer Corp.(a)	16,280	65,120

Deltek Inc.(a)	26,186	203,727
DemandTec Inc.(a)	32,543	285,402
Digi International Inc.(a)	39,350	358,872
DivX Inc.(a)	48,383	272,880
Double-Take Software Inc.(a)	27,828	278,002
Ebix Inc.(a)(b)	10,508	513,106
Evolving Systems Inc.(a)	13,816	86,350
FalconStor Software Inc.(a)	52,660	213,800
GSE Systems Inc.(a)	33,148	181,651
Guidance Software Inc.(a)	18,347	96,322
inContact Inc.(a)	40,462	118,554
infoGROUP Inc.(a)	50,321	403,574
InnerWorkings Inc.(a)(b)	35,389	208,795
Interactive Intelligence Inc.(a)	20,160	371,750
Majesco Holdings Inc.(a)	38,370	44,126
Market Leader Inc.(a)	43,244	90,812
Mediware Information Systems Inc.(a)	6,988	48,916
MoneyGram International Inc.(a)	130,973	377,202
Monotype Imaging Holdings Inc.(a)	32,646	294,793
Omnicell Inc.(a)	47,714	557,777
OPNET Technologies Inc.	20,984	255,795
PDF Solutions Inc.(a)	33,780	130,053
Peerless Systems Corp.(a)	21,605	57,037
Pervasive Software Inc.(a)	22,572	108,797
Phoenix Technologies Ltd.(a)	49,580	136,345
PLATO Learning Inc.(a)	31,213	136,089
PROS Holdings Inc.(a)	28,559	295,586
QAD Inc.	18,753	114,581
Quadramed Corp.(a)	15,952	133,837
Renaissance Learning Inc.	10,442	118,621
Salary.com Inc.(a)	18,950	44,533
Schawk Inc.	22,211	302,070
Scientific Learning Corp.(a)	21,564	108,898
SeaChange International Inc.(a)	45,857	301,280
Smith Micro Software Inc.(a)	41,759	381,677
Soundbite Communications Inc.(a)	12,454	36,117
Streamline Health Solutions Inc.(a)	11,426	25,937
Trident Microsystems Inc.(a)	94,069	174,968
Unica Corp.(a)	23,837	184,737
Versant Corp.(a)	5,946	90,736
Wireless Ronin Technologies Inc.(a)	28,195	104,040

		10,881,860
TELECOMMUNICATIONS—3.59%
Adaptec Inc.(a)	186,130	623,536
Airvana Inc.(a)	40,567	308,309
Alaska Communications Systems Group Inc.	67,021	534,828
Alliance Fiber Optic Products Inc.	51,028	61,234
Anaren Inc.(a)	22,034	331,612
Applied Signal Technology Inc.	20,172	389,118
Atlantic Tele-Network Inc.	13,822	760,348
Aware Inc.(a)	31,234	87,455
BigBand Networks Inc.(a)	54,989	189,162
Communications Systems Inc.	10,261	127,647
Consolidated Communications Holdings Inc.	35,325	618,188
CPI International Inc.(a)	12,579	166,546
EMS Technologies Inc.(a)	21,925	317,913
Extreme Networks Inc.(a)	129,876	372,744
General Communication Inc. Class A(a)	63,856	407,401
Globecomm Systems Inc.(a)	33,301	260,414
Hickory Tech Corp.	28,457	251,275
Hypercom Corp.(a)	87,070	276,012
I.D. Systems Inc.(a)	18,687	60,546

IDT Corp. Class B(a)	26,154	126,847
Knology Inc.(a)	46,586	510,117
KVH Industries Inc.(a)	23,098	340,696
Network Equipment Technologies Inc.(a)	45,333	183,599
Newport Corp.(a)	54,912	504,641
Novatel Wireless Inc.(a)	45,947	366,198
Occam Networks Inc.(a)	36,547	197,354
Oplink Communications Inc.(a)	31,069	509,221
Opnext Inc.(a)	41,162	78,208
ORBCOMM Inc.(a)	46,311	125,040
ParkerVision Inc.(a)(b)	47,584	87,079
Powerwave Technologies Inc.(a)	194,980	245,675
RCN Corp.(a)	56,472	612,721
ShoreTel Inc.(a)	67,457	389,901
SureWest Communications(a)	24,401	243,034
Symmetricom Inc.(a)	67,265	349,778
Telular Corp.(a)	47,174	176,903
TESSCO Technologies Inc.	991	15,995
Tollgrade Communications Inc.(a)	27,815	169,950
USA Mobility Inc.	35,961	395,931
Warwick Valley Telephone Co.	8,614	112,413

		11,885,589
TEXTILES—0.02%
Dixie Group Inc.(a)	22,650	61,382

		61,382
TOYS, GAMES & HOBBIES—0.20%
LeapFrog Enterprises Inc.(a)	50,130	196,008
RC2 Corp.(a)	30,882	455,510

		651,518
TRANSPORTATION—1.37%
Air Transport Services Group Inc.(a)	86,285	227,792
American Commercial Lines Inc.(a)	14,024	257,060
CAI International Inc.(a)	17,333	156,517
Celadon Group Inc.(a)	36,261	393,432
Covenant Transportation Group Class A(a)	17,628	74,214
DHT Maritime Inc.	81,316	299,243
Dynamex Inc.(a)	16,726	302,741
Frozen Food Express Industries Inc.	28,422	93,793
Horizon Lines Inc. Class A	48,713	271,331
International Shipholding Corp.	8,735	271,396
Knightsbridge Tankers Ltd.	28,575	378,905
Pacer International Inc.(a)	51,099	161,473
PHI Inc.(a)	21,818	451,633
Quality Distribution Inc.(a)	22,162	87,540
Saia Inc.(a)	22,072	327,107
Teekay Tankers Ltd. Class A(b)	20,040	170,941
Ultrapetrol (Bahamas) Ltd.(a)	34,747	165,396
Universal Truckload Services Inc.	11,587	209,725
USA Truck Inc.(a)	14,017	175,493
YRC Worldwide Inc.(a)(b)	85,664	71,941

		4,547,673
TRUCKING & LEASING—0.08%
Greenbrier Companies Inc. (The)	24,907	258,535

		258,535
WATER—0.82%
Artesian Resources Corp. Class A	11,892	217,743
Connecticut Water Service Inc.	20,842	516,256
Consolidated Water Co. Ltd.	23,534	336,301

Middlesex Water Co.	28,467	501,873
Pure Cycle Corp.(a)	30,101	85,788
SJW Corp.	22,516	508,186
Southwest Water Co.	44,757	263,619
York Water Co.	19,752	286,602

		2,716,368

TOTAL COMMON STOCKS
(Cost: $420,111,246)		330,489,757

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(a)(c)	21,276	2

		2
BUILDING MATERIALS—0.00%
Builders FirstSource Inc.(a)(b)	39,419	9,646

		9,646
PHARMACEUTICALS—0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS
(Cost: $0)		9,653

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.20%

MONEY MARKET FUNDS—7.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	20,285,189	20,285,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	3,299,340	3,299,340
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	241,086	241,086

		23,825,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,825,615)		23,825,615

TOTAL INVESTMENTS IN SECURITIES—107.05%
(Cost: $443,936,861)		354,325,025
Other Assets, Less Liabilities—(7.05)%		(23,335,620)

NET ASSETS—100.00%		$330,989,405

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	62,956	$654,113
Interpublic Group of Companies Inc. (The)(a)	760,103	5,609,560
Lamar Advertising Co. Class A(a)	90,705	2,820,018

		9,083,691
AEROSPACE & DEFENSE—1.16%
Alliant Techsystems Inc.(a)	52,008	4,590,746
BE Aerospace Inc.(a)	151,330	3,556,255
Goodrich Corp.	196,179	12,604,501
L-3 Communications Holdings Inc.	184,952	16,081,576
Rockwell Collins Inc.	250,866	13,887,942
Spirit AeroSystems Holdings Inc. Class A(a)	167,379	3,324,147
TransDigm Group Inc.	63,214	3,002,033

		57,047,200
AGRICULTURE—0.71%
Bunge Ltd.(b)	212,306	13,551,492
Lorillard Inc.	266,731	21,399,828

		34,951,320
AIRLINES—0.77%
AMR Corp.(a)	527,963	4,081,154
Continental Airlines Inc. Class B(a)	218,797	3,920,842
Copa Holdings SA Class A	47,909	2,609,603
Delta Air Lines Inc.(a)	1,222,200	13,908,636
Southwest Airlines Co.	1,173,388	13,411,825

		37,932,060
APPAREL—0.95%
Coach Inc.	503,832	18,404,983
Guess? Inc.	92,208	3,900,398
Hanesbrands Inc.(a)	149,634	3,607,676
Phillips-Van Heusen Corp.	81,426	3,312,410
Polo Ralph Lauren Corp.	87,261	7,066,396
VF Corp.	140,396	10,282,603

		46,574,466
AUTO MANUFACTURERS—0.19%
Navistar International Corp.(a)	99,343	3,839,607
Oshkosh Corp.	141,985	5,257,705

		9,097,312
AUTO PARTS & EQUIPMENT—0.46%
Autoliv Inc.	134,629	5,837,513
BorgWarner Inc.	184,585	6,131,914
Federal Mogul Corp. Class A(a)	32,873	568,703
Goodyear Tire & Rubber Co. (The)(a)	382,573	5,394,279
TRW Automotive Holdings Corp.(a)	91,194	2,177,713

WABCO Holdings Inc.	101,816	2,625,835

		22,735,957
BANKS—2.63%
Associated Banc-Corp	203,344	2,238,817
BancorpSouth Inc.	131,528	3,085,647
Bank of Hawaii Corp.	75,490	3,552,559
BOK Financial Corp.	31,858	1,513,892
CapitalSource Inc.	389,716	1,547,173
City National Corp.	68,570	3,126,792
Comerica Inc.	239,379	7,078,437
Commerce Bancshares Inc.	100,018	3,872,697
Cullen/Frost Bankers Inc.	81,920	4,096,000
Discover Financial Services	848,515	12,481,656
Fifth Third Bancorp	1,259,715	12,282,221
First Citizens BancShares Inc. Class A	9,521	1,561,539
First Horizon National Corp.(a)	352,013	4,716,974
Fulton Financial Corp.	279,142	2,434,118
Huntington Bancshares Inc.	1,131,840	4,131,216
KeyCorp	1,393,571	7,734,319
M&T Bank Corp.(b)	120,868	8,084,861
Marshall & Ilsley Corp.	833,791	4,544,161
Popular Inc.	1,007,050	2,275,933
Regions Financial Corp.	1,833,711	9,700,331
SunTrust Banks Inc.	791,481	16,059,149
Synovus Financial Corp.	604,795	1,239,830
TCF Financial Corp.	204,078	2,779,542
Valley National Bancorp	243,531	3,441,093
Whitney Holding Corp.	155,014	1,412,178
Wilmington Trust Corp.	109,160	1,347,034
Zions Bancorporation(b)	215,801	2,768,727

		129,106,896
BEVERAGES—1.29%
Brown-Forman Corp. Class B NVS	142,943	7,657,457
Coca-Cola Enterprises Inc.	490,227	10,392,812
Constellation Brands Inc. Class A(a)	302,064	4,811,880
Dr Pepper Snapple Group Inc.	402,101	11,379,458
Green Mountain Coffee Roasters Inc.(a)	54,761	4,461,379
Hansen Natural Corp.(a)	108,987	4,185,101
Molson Coors Brewing Co. Class B NVS	202,900	9,162,964
Pepsi Bottling Group Inc.	223,260	8,372,250
PepsiAmericas Inc.	90,076	2,635,624

		63,058,925
BIOTECHNOLOGY—1.21%
Abraxis BioScience Inc.(a)	11,393	461,986
Alexion Pharmaceuticals Inc.(a)	139,310	6,801,114
Bio-Rad Laboratories Inc. Class A(a)	30,599	2,951,580
Charles River Laboratories International Inc.(a)	104,507	3,520,841
Illumina Inc.(a)	195,357	5,987,692
Life Technologies Corp.(a)	276,668	14,450,370
Millipore Corp.(a)	87,853	6,356,165
Myriad Genetics Inc.(a)	151,665	3,958,456
Talecris Biotherapeutics Holdings Corp.(a)(b)	79,533	1,771,200
Vertex Pharmaceuticals Inc.(a)	307,120	13,160,092

		59,419,496
BUILDING MATERIALS—0.50%
Armstrong World Industries Inc.(a)	32,242	1,255,181
Eagle Materials Inc.	69,150	1,801,357
Lennox International Inc.	74,108	2,893,176
Martin Marietta Materials Inc.(b)	70,519	6,305,104

Masco Corp.	569,966	7,871,230
Owens Corning(a)	135,893	3,484,297
USG Corp.(a)(b)	66,142	929,295

		24,539,640
CHEMICALS—2.70%
Airgas Inc.	128,839	6,132,736
Albemarle Corp.	145,324	5,285,434
Ashland Inc.	123,399	4,889,068
Cabot Corp.	104,189	2,732,877
Celanese Corp. Series A	227,596	7,305,832
CF Industries Holdings Inc.	77,131	7,001,952
Cytec Industries Inc.	75,132	2,736,307
Eastman Chemical Co.	115,177	6,938,262
Ecolab Inc.	375,230	16,727,753
FMC Corp.	115,193	6,423,162
Huntsman Corp.	258,010	2,912,933
International Flavors & Fragrances Inc.	125,060	5,144,968
Intrepid Potash Inc.(a)(b)	65,358	1,906,493
Lubrizol Corp.	106,986	7,804,629
PPG Industries Inc.	261,062	15,282,569
RPM International Inc.	203,293	4,132,947
Sherwin-Williams Co. (The)	157,437	9,705,991
Sigma-Aldrich Corp.	193,831	9,794,280
Terra Industries Inc.	158,337	5,096,868
Valhi Inc.	8,593	120,044
Valspar Corp. (The)	159,087	4,317,621

		132,392,726
COAL—0.69%
Alpha Natural Resources Inc.(a)	190,078	8,245,584
Arch Coal Inc.	258,013	5,740,789
CONSOL Energy Inc.	285,394	14,212,621
Massey Energy Co.	135,624	5,697,564

		33,896,558
COMMERCIAL SERVICES—3.32%
Aaron’s Inc.	75,840	2,103,043
Alliance Data Systems Corp.(a)(b)	84,367	5,449,265
Apollo Group Inc. Class A(a)	210,159	12,731,432
Brink’s Home Security Holdings Inc.(a)	72,772	2,375,278
Career Education Corp.(a)(b)	109,236	2,546,291
Convergys Corp.(a)(b)	154,767	1,663,745
Corrections Corp. of America(a)	182,541	4,481,382
DeVry Inc.	98,523	5,589,210
Education Management Corp.(a)	36,605	805,676
Equifax Inc.	199,964	6,176,888
FTI Consulting Inc.(a)	81,437	3,840,569
Genpact Ltd.(a)	98,644	1,469,796
H&R Block Inc.	537,915	12,167,637
Hertz Global Holdings Inc.(a)(b)	295,201	3,518,796
Hewitt Associates Inc. Class A(a)	132,576	5,602,662
Hillenbrand Inc.	97,980	1,845,943
Interactive Data Corp.	57,303	1,449,766
Iron Mountain Inc.(a)	285,568	6,499,528
ITT Educational Services Inc.(a)	60,702	5,824,964
Lender Processing Services Inc.	151,363	6,154,420
Manpower Inc.	124,190	6,778,290
Monster Worldwide Inc.(a)(b)	199,065	3,463,731
Moody’s Corp.	297,656	7,977,181
Morningstar Inc.(a)	30,855	1,491,531
Pharmaceutical Product Development Inc.	166,236	3,896,572
Quanta Services Inc.(a)	331,385	6,906,063

R.R. Donnelley & Sons Co.	325,040	7,238,641
Robert Half International Inc.	242,059	6,470,237
SAIC Inc.(a)	627,098	11,877,236
Service Corp. International	399,336	3,270,562
Strayer Education Inc.	22,288	4,735,977
Verisk Analytics Inc. Class A(a)	154,969	4,692,461
Weight Watchers International Inc.	52,417	1,528,480

		162,623,253
COMPUTERS—3.23%
Affiliated Computer Services Inc. Class A(a)	144,319	8,614,401
Brocade Communications Systems Inc.(a)	665,843	5,080,382
Cadence Design Systems Inc.(a)	419,977	2,515,662
Cognizant Technology Solutions Corp. Class A(a)	463,340	20,989,302
Computer Sciences Corp.(a)	239,966	13,805,244
Diebold Inc.	105,507	3,001,674
DST Systems Inc.(a)	61,305	2,669,833
FactSet Research Systems Inc.	66,160	4,357,959
IHS Inc. Class A(a)	75,703	4,149,281
Lexmark International Inc. Class A(a)	124,325	3,229,963
MICROS Systems Inc.(a)	127,316	3,950,615
NCR Corp.(a)	250,175	2,784,448
NetApp Inc.(a)	527,938	18,155,788
SanDisk Corp.(a)	359,886	10,433,095
Seagate Technology	778,418	14,159,423
Sun Microsystems Inc.(a)	1,184,482	11,098,596
Synopsys Inc.(a)	228,970	5,101,452
Teradata Corp.(a)	274,063	8,613,800
Western Digital Corp.(a)	353,718	15,616,650

		158,327,568
COSMETICS & PERSONAL CARE—0.69%
Alberto-Culver Co.	134,845	3,949,610
Avon Products Inc.	677,099	21,328,618
Estee Lauder Companies Inc. (The) Class A	176,027	8,512,666

		33,790,894
DISTRIBUTION & WHOLESALE—0.92%
Central European Distribution Corp.(a)	97,467	2,769,037
Fastenal Co.(b)	209,748	8,733,907
Genuine Parts Co.	253,094	9,607,448
Ingram Micro Inc. Class A(a)	257,096	4,486,325
LKQ Corp.(a)	222,391	4,356,640
Tech Data Corp.(a)	79,336	3,701,818
W.W. Grainger Inc.	97,614	9,451,964
WESCO International Inc.(a)	66,955	1,808,455

		44,915,594
DIVERSIFIED FINANCIAL SERVICES—3.02%
Affiliated Managers Group Inc.(a)	65,470	4,409,404
AmeriCredit Corp.(a)(b)	143,013	2,722,968
Ameriprise Financial Inc.	404,772	15,713,249
Eaton Vance Corp.	184,447	5,609,033
Federated Investors Inc. Class B	139,766	3,843,565
GLG Partners Inc.(a)(b)	297,464	957,834
Greenhill & Co. Inc.	32,536	2,610,689
Interactive Brokers Group Inc. Class A(a)	63,734	1,129,366
IntercontinentalExchange Inc.(a)	115,356	12,954,479
Invesco Ltd.	658,223	15,461,658
Investment Technology Group Inc.(a)	68,387	1,347,224
Janus Capital Group Inc.	288,821	3,884,642
Jefferies Group Inc.(a)	184,024	4,366,890

Lazard Ltd. Class A	121,518	4,614,038
Legg Mason Inc.	253,621	7,649,209
NASDAQ OMX Group Inc. (The)(a)	215,032	4,261,934
NYSE Euronext Inc.	411,654	10,414,846
Raymond James Financial Inc.(b)	154,628	3,675,508
SLM Corp.(a)	741,774	8,359,793
Student Loan Corp. (The)	6,100	284,077
T. Rowe Price Group Inc.	405,206	21,577,219
TD AMERITRADE Holding Corp.(a)	414,054	8,024,367
Waddell & Reed Financial Inc. Class A	136,446	4,167,061

		148,039,053
ELECTRIC—5.65%
AES Corp. (The)(a)	1,055,932	14,054,455
Allegheny Energy Inc.	268,338	6,300,576
Alliant Energy Corp.	174,957	5,294,199
Ameren Corp.	374,207	10,459,086
Calpine Corp.(a)	530,194	5,832,134
CenterPoint Energy Inc.	618,638	8,976,437
CMS Energy Corp.	360,153	5,639,996
Consolidated Edison Inc.	435,272	19,774,407
Constellation Energy Group Inc.	289,351	10,176,475
DPL Inc.	184,340	5,087,784
DTE Energy Co.	259,546	11,313,610
Dynegy Inc. Class A(a)	786,000	1,422,660
Edison International	516,894	17,977,573
Great Plains Energy Inc.	213,941	4,148,316
Hawaiian Electric Industries Inc.	145,739	3,045,945
Integrys Energy Group Inc.	121,428	5,098,762
ITC Holdings Corp.	78,852	4,107,401
MDU Resources Group Inc.	291,661	6,883,200
Mirant Corp.(a)	228,463	3,488,630
Northeast Utilities	277,719	7,162,373
NRG Energy Inc.(a)	418,983	9,892,189
NSTAR	169,240	6,228,032
NV Energy Inc.	372,277	4,608,789
OGE Energy Corp.	151,899	5,603,554
Ormat Technologies Inc.	30,842	1,167,061
Pepco Holdings Inc.	348,298	5,868,821
Pinnacle West Capital Corp.	160,077	5,855,617
PPL Corp.	596,527	19,273,787
Progress Energy Inc.	442,691	18,154,758
RRI Energy Inc.(a)	553,328	3,165,036
SCANA Corp.	193,186	7,279,248
TECO Energy Inc.	336,634	5,460,203
Westar Energy Inc.	172,019	3,736,253
Wisconsin Energy Corp.	185,506	9,243,764
Xcel Energy Inc.	723,124	15,344,691

		277,125,822
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
A123 Systems Inc.(a)(b)	44,882	1,007,152
AMETEK Inc.	170,280	6,511,507
Energizer Holdings Inc.(a)	109,835	6,730,689
General Cable Corp.(a)	81,852	2,408,086
Hubbell Inc. Class B	89,335	4,225,545
Molex Inc.	208,813	4,499,920
SunPower Corp. Class A(a)(b)	153,094	3,625,266

		29,008,165
ELECTRONICS—2.15%
Agilent Technologies Inc.(a)	544,267	16,910,376

Amphenol Corp. Class A	271,310	12,529,096
Arrow Electronics Inc.(a)	189,126	5,600,021
Avnet Inc.(a)	239,501	7,223,350
AVX Corp.	76,899	974,310
Dolby Laboratories Inc. Class A(a)	83,030	3,963,022
FLIR Systems Inc.(a)	238,251	7,795,573
Garmin Ltd.(b)	178,768	5,488,178
Gentex Corp.	217,856	3,888,730
Itron Inc.(a)	62,635	4,232,247
Jabil Circuit Inc.	298,389	5,183,017
Mettler-Toledo International Inc.(a)	53,240	5,589,668
National Instruments Corp.	90,356	2,660,984
PerkinElmer Inc.	184,532	3,799,514
Thomas & Betts Corp.(a)	83,986	3,005,859
Trimble Navigation Ltd.(a)	189,923	4,786,060
Vishay Intertechnology Inc.(a)	296,948	2,479,516
Waters Corp.(a)	153,001	9,479,942

		105,589,463
ENERGY - ALTERNATE SOURCES—0.08%
Covanta Holding Corp.(a)	204,147	3,693,019

		3,693,019
ENGINEERING & CONSTRUCTION—0.97%
AECOM Technology Corp.(a)	150,018	4,125,495
Fluor Corp.	284,854	12,829,824
Jacobs Engineering Group Inc.(a)	195,517	7,353,394
KBR Inc.	254,987	4,844,753
McDermott International Inc.(a)	362,606	8,706,170
Shaw Group Inc. (The)(a)	132,403	3,806,586
URS Corp.(a)	131,767	5,866,267

		47,532,489
ENTERTAINMENT—0.43%
DreamWorks Animation SKG Inc. Class A(a)	114,772	4,585,141
International Game Technology	470,271	8,826,987
International Speedway Corp. Class A	47,176	1,342,157
Penn National Gaming Inc.(a)	105,458	2,866,348
Regal Entertainment Group Class A	126,994	1,833,793
Scientific Games Corp. Class A(a)(b)	100,835	1,467,149
Warner Music Group Corp.(a)	71,642	405,494

		21,327,069
ENVIRONMENTAL CONTROL—0.65%
Nalco Holding Co.	219,412	5,597,200
Republic Services Inc.	509,989	14,437,789
Stericycle Inc.(a)(b)	134,623	7,427,151
Waste Connections Inc.(a)	126,938	4,232,113

		31,694,253
FOOD—2.99%
Campbell Soup Co.	312,533	10,563,615
ConAgra Foods Inc.	709,651	16,357,456
Corn Products International Inc.	117,933	3,447,182
Dean Foods Co.(a)	284,499	5,132,362
Del Monte Foods Co.	312,399	3,542,605
Flowers Foods Inc.	122,995	2,922,361
H.J. Heinz Co.	499,031	21,338,566
Hershey Co. (The)	244,363	8,745,752
Hormel Foods Corp.	110,551	4,250,686
J.M. Smucker Co. (The)	187,587	11,583,497
McCormick & Co. Inc. NVS	206,660	7,466,626
Ralcorp Holdings Inc.(a)	89,498	5,343,926

Safeway Inc.	674,586	14,361,936
Sara Lee Corp.	1,101,821	13,420,180
Smithfield Foods Inc.(a)(b)	221,221	3,360,347
SUPERVALU Inc.	336,117	4,272,047
Tyson Foods Inc. Class A	477,896	5,863,784
Whole Foods Market Inc.(a)(b)	173,698	4,768,010

		146,740,938
FOREST PRODUCTS & PAPER—1.21%
International Paper Co.	685,669	18,362,216
MeadWestvaco Corp.	271,372	7,769,380
Plum Creek Timber Co. Inc.(b)	257,881	9,737,587
Rayonier Inc.	125,549	5,293,146
Temple-Inland Inc.	168,211	3,550,934
Weyerhaeuser Co.	334,772	14,442,064

		59,155,327
GAS—1.10%
AGL Resources Inc.	122,531	4,468,706
Atmos Energy Corp.	145,984	4,291,930
Energen Corp.	113,951	5,332,907
NiSource Inc.	435,324	6,695,283
Sempra Energy	387,456	21,689,787
Southern Union Co.	176,167	3,998,991
UGI Corp.	170,789	4,131,386
Vectren Corp.	128,038	3,159,978

		53,768,968
HAND & MACHINE TOOLS—0.48%
Black & Decker Corp. (The)	95,507	6,191,719
Kennametal Inc.	128,779	3,337,952
Lincoln Electric Holdings Inc.	67,132	3,588,877
Snap-On Inc.	90,991	3,845,280
Stanley Works (The)(b)	125,259	6,452,091

		23,415,919
HEALTH CARE - PRODUCTS—2.31%
Beckman Coulter Inc.	108,701	7,113,393
C.R. Bard Inc.	157,286	12,252,579
Cooper Companies Inc. (The)	71,923	2,741,705
DENTSPLY International Inc.	235,650	8,287,810
Edwards Lifesciences Corp.(a)	88,831	7,714,972
Gen-Probe Inc.(a)	78,166	3,353,321
Henry Schein Inc.(a)	143,009	7,522,273
Hill-Rom Holdings Inc.	99,435	2,385,446
Hologic Inc.(a)	406,336	5,891,872
IDEXX Laboratories Inc.(a)	93,759	5,010,481
Intuitive Surgical Inc.(a)(b)	60,053	18,215,276
Inverness Medical Innovations Inc.(a)(b)	128,478	5,333,122
Kinetic Concepts Inc.(a)(b)	97,214	3,660,107
Patterson Companies Inc.(a)	159,364	4,459,005
ResMed Inc.(a)	119,350	6,238,424
TECHNE Corp.	59,029	4,047,028
Varian Medical Systems Inc.(a)	198,918	9,319,308

		113,546,122
HEALTH CARE - SERVICES—1.90%
Brookdale Senior Living Inc.(a)(b)	70,451	1,281,504
Community Health Systems Inc.(a)	146,910	5,229,996
Covance Inc.(a)(b)	101,098	5,516,918
Coventry Health Care Inc.(a)	234,845	5,704,385
DaVita Inc.(a)	164,166	9,643,111
Health Management Associates Inc. Class A(a)	392,810	2,855,729

Health Net Inc.(a)	164,114	3,822,215
Humana Inc.(a)	268,892	11,801,670
Laboratory Corp. of America Holdings(a)	171,538	12,837,904
LifePoint Hospitals Inc.(a)	86,493	2,811,887
Lincare Holdings Inc.(a)	108,739	4,036,392
MEDNAX Inc.(a)	72,485	4,357,073
Quest Diagnostics Inc.	246,047	14,856,318
Tenet Healthcare Corp.(a)	759,329	4,092,783
Universal Health Services Inc. Class B	145,363	4,433,571

		93,281,456
HOLDING COMPANIES - DIVERSIFIED—0.27%
Leucadia National Corp.(a)	296,567	7,055,329
Walter Energy Inc.	83,640	6,298,928

		13,354,257
HOME BUILDERS—0.59%
D.R. Horton Inc.	440,418	4,787,344
KB Home	121,666	1,664,391
Lennar Corp. Class A	234,862	2,999,188
M.D.C. Holdings Inc.	59,391	1,843,497
NVR Inc.(a)	9,170	6,517,211
Pulte Homes Inc.(a)(b)	530,742	5,307,420
Thor Industries Inc.	56,122	1,762,231
Toll Brothers Inc.(a)	215,738	4,058,032

		28,939,314
HOME FURNISHINGS—0.27%
Harman International Industries Inc.	109,610	3,867,041
Whirlpool Corp.	117,173	9,451,174

		13,318,215
HOUSEHOLD PRODUCTS & WARES—0.90%
Avery Dennison Corp.	178,661	6,519,340
Church & Dwight Co. Inc.	111,308	6,728,569
Clorox Co. (The)	220,255	13,435,555
Fortune Brands Inc.	238,350	10,296,720
Jarden Corp.	139,164	4,301,559
Scotts Miracle-Gro Co. (The) Class A	71,133	2,796,238

		44,077,981
HOUSEWARES—0.18%
Newell Rubbermaid Inc.	439,731	6,600,362
Toro Co. (The)	56,984	2,382,501

		8,982,863
INSURANCE—5.74%
Alleghany Corp.(a)	8,843	2,440,668
Allied World Assurance Holdings Ltd.	78,339	3,609,078
American Financial Group Inc.	135,926	3,391,354
American International Group Inc.(a)(b)	192,053	5,757,749
American National Insurance Co.	25,342	3,026,848
Aon Corp.	439,201	16,838,966
Arch Capital Group Ltd.(a)(b)	76,934	5,504,628
Arthur J. Gallagher & Co.	158,719	3,572,765
Aspen Insurance Holdings Ltd.	130,437	3,319,622
Assurant Inc.	186,745	5,505,243
Axis Capital Holdings Ltd.	224,577	6,380,233
Brown & Brown Inc.	184,522	3,315,860
CIGNA Corp.	432,877	15,267,572
Cincinnati Financial Corp.	229,183	6,013,762
CNA Financial Corp.(a)	42,289	1,014,936
Endurance Specialty Holdings Ltd.	78,686	2,929,480

Erie Indemnity Co. Class A	46,585	1,817,747
Everest Re Group Ltd.	97,646	8,366,309
Fidelity National Financial Inc. Class A	371,313	4,997,873
First American Corp.	158,060	5,233,367
Genworth Financial Inc. Class A(a)	775,082	8,797,181
Hanover Insurance Group Inc. (The)	80,859	3,592,565
Hartford Financial Services Group Inc. (The)	606,648	14,110,632
HCC Insurance Holdings Inc.	178,236	4,985,261
Lincoln National Corp.	478,477	11,904,508
Markel Corp.(a)	15,584	5,298,560
Marsh & McLennan Companies Inc.	828,988	18,304,055
MBIA Inc.(a)(b)	212,065	844,019
Mercury General Corp.	42,188	1,656,301
Old Republic International Corp.	381,227	3,827,519
OneBeacon Insurance Group Ltd.	36,047	496,728
PartnerRe Ltd.	113,024	8,438,372
Principal Financial Group Inc.	492,086	11,829,747
Progressive Corp. (The)(a)	1,080,309	19,434,759
Protective Life Corp.	136,447	2,258,198
Reinsurance Group of America Inc.	115,230	5,490,709
RenaissanceRe Holdings Ltd.	99,077	5,265,943
StanCorp Financial Group Inc.	78,062	3,124,041
Torchmark Corp.	130,935	5,754,593
Transatlantic Holdings Inc.	43,321	2,257,457
Unitrin Inc.	66,339	1,462,775
Unum Group	525,882	10,265,217
Validus Holdings Ltd.	149,315	4,022,546
W.R. Berkley Corp.	213,449	5,259,383
Wesco Financial Corp.	2,096	718,928
White Mountains Insurance Group Ltd.	12,347	4,107,353
XL Capital Ltd. Class A	543,051	9,954,125

		281,765,535
INTERNET—1.69%
Akamai Technologies Inc.(a)(b)	274,015	6,940,800
Equinix Inc.(a)(b)	60,115	6,381,207
Expedia Inc.(a)	291,171	7,486,006
F5 Networks Inc.(a)	124,436	6,592,619
IAC/InterActiveCorp(a)	151,296	3,098,542
Liberty Media Corp. - Liberty Interactive Group Series A(a)	946,205	10,256,862
McAfee Inc.(a)	246,603	10,004,684
Netflix Inc.(a)(b)	63,662	3,510,323
Priceline.com Inc.(a)(b)	69,616	15,211,096
Sohu.com Inc.(a)	47,841	2,740,332
VeriSign Inc.(a)	305,722	7,410,701
WebMD Health Corp.(a)(b)	85,560	3,293,204

		82,926,376
IRON & STEEL—0.95%
AK Steel Holding Corp.	172,747	3,688,148
Allegheny Technologies Inc.	155,268	6,951,348
Carpenter Technology Corp.	69,832	1,881,972
Cliffs Natural Resources Inc.	207,844	9,579,530
Reliance Steel & Aluminum Co.	99,661	4,307,348
Schnitzer Steel Industries Inc. Class A	33,802	1,612,355
Steel Dynamics Inc.	340,296	6,030,045
United States Steel Corp.	226,986	12,511,468

		46,562,214
LEISURE TIME—0.37%
Harley-Davidson Inc.(b)	372,191	9,379,213
Royal Caribbean Cruises Ltd.(a)	207,144	5,236,600

WMS Industries Inc.(a)	83,113	3,324,520

		17,940,333
LODGING—1.01%
Boyd Gaming Corp.(a)(b)	85,727	717,535
Choice Hotels International Inc.	45,313	1,434,610
Hyatt Hotels Corp. Class A(a)	69,716	2,078,234
Las Vegas Sands Corp.(a)(b)	474,583	7,090,270
Marriott International Inc. Class A(b)	474,696	12,935,466
MGM MIRAGE(a)	311,510	2,840,971
Starwood Hotels & Resorts Worldwide Inc.	295,584	10,809,507
Wyndham Worldwide Corp.	282,912	5,706,335
Wynn Resorts Ltd.(b)	106,091	6,177,679

		49,790,607
MACHINERY—1.53%
AGCO Corp.(a)	146,813	4,747,932
Bucyrus International Inc.	119,023	6,709,327
Cummins Inc.	319,659	14,659,562
Flowserve Corp.	88,907	8,404,379
Gardner Denver Inc.	81,972	3,487,909
Graco Inc.	95,414	2,725,978
IDEX Corp.	127,801	3,981,001
Joy Global Inc.	162,183	8,367,021
Manitowoc Co. Inc. (The)	206,533	2,059,134
Rockwell Automation Inc.	225,164	10,578,205
Terex Corp.(a)	167,605	3,320,255
Wabtec Corp.	76,042	3,105,555
Zebra Technologies Corp. Class A(a)	94,467	2,679,084

		74,825,342
MANUFACTURING—2.45%
AptarGroup Inc.	107,335	3,836,153
Brink’s Co. (The)	75,418	1,835,674
Carlisle Companies Inc.	96,735	3,314,141
Crane Co.	78,486	2,403,241
Donaldson Co. Inc.	122,060	5,192,432
Dover Corp.	294,637	12,259,846
Eaton Corp.	262,764	16,717,046
Harsco Corp.	127,663	4,114,578
ITT Corp.	288,269	14,338,500
Leggett & Platt Inc.	249,058	5,080,783
Pall Corp.	186,380	6,746,956
Parker Hannifin Corp.	254,235	13,698,182
Pentair Inc.	156,140	5,043,322
Roper Industries Inc.	143,630	7,521,903
SPX Corp.	77,751	4,252,980
Teleflex Inc.	62,794	3,383,969
Textron Inc.	428,748	8,064,750
Trinity Industries Inc.	124,975	2,179,564

		119,984,020
MEDIA—1.93%
Cablevision NY Group Class A	372,353	9,614,154
CBS Corp. Class B NVS	962,163	13,518,390
Central European Media Enterprises Ltd. Class A(a)(b)	55,014	1,298,881
CTC Media Inc.(a)	54,618	813,808
Discovery Communications Inc. Series C(a)	446,196	11,833,118
DISH Network Corp. Class A	318,428	6,613,750
Gannett Co. Inc.(b)	368,000	5,464,800
John Wiley & Sons Inc. Class A	65,829	2,756,919
Liberty Global Inc. Series A(a)	422,199	9,250,380

Liberty Media Corp. - Liberty Capital Group Series A(a)	127,762	3,050,957
McGraw-Hill Companies Inc. (The)	499,028	16,722,428
Meredith Corp.	53,587	1,653,159
New York Times Co. (The) Class A(a)	164,511	2,033,356
Scripps Networks Interactive Inc. Class A	138,844	5,762,026
Washington Post Co. (The) Class B	9,731	4,277,748

		94,663,874
METAL FABRICATE & HARDWARE—0.68%
Commercial Metals Co.	177,603	2,779,487
Precision Castparts Corp.	222,104	24,509,175
Timken Co. (The)	152,895	3,625,140
Valmont Industries Inc.	33,586	2,634,822

		33,548,624
MINING—0.37%
Compass Minerals International Inc.	51,452	3,457,060
Royal Gold Inc.	57,415	2,704,246
Titanium Metals Corp.(a)	134,476	1,683,640
Vulcan Materials Co.(b)	198,371	10,448,200

		18,293,146
OFFICE & BUSINESS EQUIPMENT—0.39%
Pitney Bowes Inc.	327,338	7,450,213
Xerox Corp.	1,369,767	11,588,229

		19,038,442
OIL & GAS—4.40%
Atwood Oceanics Inc.(a)	89,069	3,193,124
Cabot Oil & Gas Corp.	164,334	7,163,319
Cimarex Energy Co.	132,030	6,993,629
CNX Gas Corp.(a)	38,334	1,131,620
Comstock Resources Inc.(a)	73,865	2,996,703
Concho Resources Inc.(a)	120,869	5,427,018
Continental Resources Inc.(a)	48,394	2,075,619
Denbury Resources Inc.(a)(b)	394,210	5,834,308
Diamond Offshore Drilling Inc.	109,175	10,745,003
Encore Acquisition Co.(a)	88,042	4,227,777
EQT Corp.	207,718	9,122,975
EXCO Resources Inc.	220,085	4,672,405
Forest Oil Corp.(a)	176,154	3,919,426
Frontier Oil Corp.	166,741	2,007,562
Helmerich & Payne Inc.	167,024	6,660,917
Holly Corp.	67,198	1,722,285
Mariner Energy Inc.(a)	162,625	1,888,076
Murphy Oil Corp.	302,738	16,408,400
Nabors Industries Ltd.(a)	449,304	9,835,265
Newfield Exploration Co.(a)	210,500	10,152,415
Noble Energy Inc.	274,980	19,584,076
Patterson-UTI Energy Inc.	242,869	3,728,039
Petrohawk Energy Corp.(a)	476,489	11,430,971
Pioneer Natural Resources Co.	180,828	8,710,485
Plains Exploration & Production Co.(a)	221,285	6,120,743
Pride International Inc.(a)	275,462	8,789,992
Quicksilver Resources Inc.(a)	186,829	2,804,303
Range Resources Corp.	247,964	12,361,005
Rowan Companies Inc.(a)	179,298	4,059,307
SandRidge Energy Inc.(a)(b)	223,486	2,107,473
Seahawk Drilling Inc.(a)	18,533	417,734
St. Mary Land & Exploration Co.	98,497	3,372,537
Sunoco Inc.	185,721	4,847,318
Tesoro Corp.(b)	220,301	2,985,079

Unit Corp.(a)	65,039	2,764,157
Whiting Petroleum Corp.(a)	80,674	5,764,157

		216,025,222
OIL & GAS SERVICES—1.47%
BJ Services Co.	463,504	8,621,174
Cameron International Corp.(a)	381,765	15,957,777
Dresser-Rand Group Inc.(a)	130,688	4,131,048
Exterran Holdings Inc.(a)	99,381	2,131,722
FMC Technologies Inc.(a)	195,749	11,322,122
Helix Energy Solutions Group Inc.(a)	162,966	1,914,850
Oceaneering International Inc.(a)	86,922	5,086,675
Oil States International Inc.(a)	78,926	3,101,003
SEACOR Holdings Inc.(a)	32,141	2,450,751
Smith International Inc.	391,722	10,643,087
Superior Energy Services Inc.(a)	124,446	3,022,793
Tidewater Inc.	81,868	3,925,571

		72,308,573
PACKAGING & CONTAINERS—1.02%
Ball Corp.	149,078	7,707,333
Bemis Co. Inc.	171,624	5,088,652
Crown Holdings Inc.(a)	253,407	6,482,151
Greif Inc. Class A	52,847	2,852,681
Owens-Illinois Inc.(a)	266,995	8,776,126
Packaging Corp. of America	162,057	3,728,932
Pactiv Corp.(a)	209,635	5,060,589
Sealed Air Corp.	250,863	5,483,865
Sonoco Products Co.	158,454	4,634,780

		49,815,109
PHARMACEUTICALS—2.61%
AmerisourceBergen Corp.	478,323	12,469,881
Amylin Pharmaceuticals Inc.(a)	222,753	3,160,865
BioMarin Pharmaceutical Inc.(a)	159,300	2,996,433
Cephalon Inc.(a)(b)	116,951	7,298,912
Dendreon Corp.(a)(b)	183,325	4,817,781
Endo Pharmaceuticals Holdings Inc.(a)	185,545	3,805,528
Forest Laboratories Inc.(a)	478,657	15,369,676
Herbalife Ltd.	97,283	3,946,771
Hospira Inc.(a)	254,186	12,963,486
King Pharmaceuticals Inc.(a)	393,307	4,825,877
Mead Johnson Nutrition Co. Class A	323,909	14,154,823
Mylan Inc.(a)(b)	484,086	8,921,705
NBTY Inc.(a)	84,797	3,692,061
Omnicare Inc.	188,206	4,550,821
OSI Pharmaceuticals Inc.(a)	91,490	2,838,935
Perrigo Co.	126,339	5,033,346
United Therapeutics Corp.(a)	73,751	3,882,990
Valeant Pharmaceuticals International(a)(b)	107,428	3,415,136
VCA Antech Inc.(a)	133,977	3,338,707
Watson Pharmaceuticals Inc.(a)	166,977	6,613,959

		128,097,693
PIPELINES—1.15%
El Paso Corp.	1,110,119	10,912,470
National Fuel Gas Co.	112,490	5,624,500
ONEOK Inc.	166,986	7,442,566
Questar Corp.	275,693	11,460,558
Spectra Energy Corp.	1,023,015	20,982,038

		56,422,132

REAL ESTATE—0.31%
CB Richard Ellis Group Inc. Class A(a)	374,828	5,086,416
Forest City Enterprises Inc. Class A(a)(b)	174,263	2,052,818
Jones Lang LaSalle Inc.	66,217	3,999,507
St. Joe Co. (The)(a)(b)	146,717	4,238,654

		15,377,395
REAL ESTATE INVESTMENT TRUSTS—5.40%
Alexandria Real Estate Equities Inc.	69,863	4,491,492
AMB Property Corp.	231,408	5,912,474
Annaly Capital Management Inc.	863,880	14,988,318
Apartment Investment and Management Co. Class A	186,263	2,965,307
AvalonBay Communities Inc.	126,555	10,391,431
Boston Properties Inc.	219,450	14,718,512
Brandywine Realty Trust	204,596	2,332,394
BRE Properties Inc. Class A	85,830	2,839,256
Camden Property Trust	105,486	4,469,442
Chimera Investment Corp.	1,061,914	4,120,226
Corporate Office Properties Trust	90,603	3,318,788
Digital Realty Trust Inc.	120,475	6,057,483
Douglas Emmett Inc.	189,187	2,695,915
Duke Realty Corp.	354,402	4,313,072
Equity Residential	433,744	14,651,872
Essex Property Trust Inc.	46,011	3,848,820
Federal Realty Investment Trust	93,629	6,340,556
HCP Inc.	464,238	14,177,829
Health Care REIT Inc.(b)	189,902	8,416,457
Hospitality Properties Trust	193,474	4,587,269
Host Hotels & Resorts Inc.(a)	974,367	11,370,863
HRPT Properties Trust	355,617	2,300,842
Kimco Realty Corp.	596,142	8,065,801
Liberty Property Trust	177,398	5,678,510
Macerich Co. (The)	153,259	5,509,661
Mack-Cali Realty Corp.	123,514	4,269,879
Nationwide Health Properties Inc.	180,249	6,341,160
ProLogis	751,121	10,282,846
Public Storage	213,246	17,368,887
Realty Income Corp.(b)	165,258	4,281,835
Regency Centers Corp.	141,642	4,965,969
Senior Housing Properties Trust	201,131	4,398,735
SL Green Realty Corp.	122,042	6,131,390
Taubman Centers Inc.	84,532	3,035,544
UDR Inc.	239,244	3,933,171
Ventas Inc.	247,901	10,843,190
Vornado Realty Trust	244,090	17,071,655
Weingarten Realty Investors	164,837	3,262,124

		264,748,975
RETAIL—4.98%
Abercrombie & Fitch Co. Class A	139,479	4,860,843
Advance Auto Parts Inc.	150,924	6,109,404
Aeropostale Inc.(a)	106,807	3,636,778
American Eagle Outfitters Inc.	270,643	4,595,518
AutoNation Inc.(a)(b)	115,448	2,210,829
AutoZone Inc.(a)	47,316	7,479,240
Barnes & Noble Inc.(b)	58,325	1,112,258
Bed Bath & Beyond Inc.(a)	413,935	15,990,309
Big Lots Inc.(a)	130,602	3,784,846
BJ’s Wholesale Club Inc.(a)(b)	87,122	2,849,761
Brinker International Inc.	162,632	2,426,469
Burger King Holdings Inc.	169,227	3,184,852
CarMax Inc.(a)	349,673	8,479,570
Chico’s FAS Inc.(a)	280,112	3,935,574

Chipotle Mexican Grill Inc.(a)(b)	50,612	4,461,954
Copart Inc.(a)	105,741	3,873,293
Darden Restaurants Inc.	217,447	7,625,866
Dick’s Sporting Goods Inc.(a)	136,760	3,401,221
Dollar General Corp.(a)	54,242	1,216,648
Dollar Tree Inc.(a)	142,530	6,884,199
Family Dollar Stores Inc.	222,145	6,182,295
Foot Locker Inc.	247,850	2,761,049
GameStop Corp. Class A(a)(b)	260,826	5,722,522
J.C. Penney Co. Inc.	353,065	9,395,060
Limited Brands Inc.	420,619	8,092,710
Macy’s Inc.	666,188	11,165,311
MSC Industrial Direct Co. Inc. Class A	68,074	3,199,478
Nordstrom Inc.	261,764	9,837,091
Office Depot Inc.(a)	437,549	2,822,191
O’Reilly Automotive Inc.(a)	215,145	8,201,327
Panera Bread Co. Class A(a)	43,770	2,931,277
Penske Automotive Group Inc.(a)(b)	60,897	924,416
PetSmart Inc.	199,379	5,321,426
RadioShack Corp.	198,577	3,872,252
Rite Aid Corp.(a)(b)	928,178	1,401,549
Ross Stores Inc.	201,156	8,591,373
Sears Holdings Corp.(a)(b)	78,840	6,579,198
Signet Jewelers Ltd.(a)	135,728	3,626,652
Tiffany & Co.	196,630	8,455,090
TJX Companies Inc. (The)	655,393	23,954,614
Urban Outfitters Inc.(a)	203,365	7,115,741
Wendy’s/Arby’s Group Inc. Class A	582,442	2,731,653
Williams-Sonoma Inc.	150,136	3,119,826

		244,123,533
SAVINGS & LOANS—0.80%
Capitol Federal Financial	32,192	1,012,760
First Niagara Financial Group Inc.	298,675	4,154,569
Hudson City Bancorp Inc.	742,529	10,194,923
New York Community Bancorp Inc.	671,670	9,745,932
People’s United Financial Inc.	548,049	9,152,418
TFS Financial Corp.	130,982	1,590,121
Washington Federal Inc.	177,604	3,434,861

		39,285,584
SEMICONDUCTORS—4.38%
Advanced Micro Devices Inc.(a)	884,725	8,564,138
Altera Corp.	465,688	10,538,519
Analog Devices Inc.	461,312	14,568,233
Atmel Corp.(a)	711,668	3,280,789
Cree Inc.(a)	163,819	9,234,477
Cypress Semiconductor Corp.(a)	244,497	2,581,888
Fairchild Semiconductor International Inc.(a)	196,621	1,964,244
Integrated Device Technology Inc.(a)	262,713	1,699,753
International Rectifier Corp.(a)	114,133	2,524,622
Intersil Corp. Class A	194,642	2,985,808
KLA-Tencor Corp.	269,680	9,751,629
Lam Research Corp.(a)	200,486	7,861,056
Linear Technology Corp.	352,837	10,775,642
LSI Corp.(a)	1,026,986	6,172,186
Marvell Technology Group Ltd.(a)(b)	817,143	16,955,717
Maxim Integrated Products Inc.	483,826	9,821,668
MEMC Electronic Materials Inc.(a)	353,320	4,812,218
Microchip Technology Inc.	290,141	8,431,497
Micron Technology Inc.(a)	1,341,225	14,163,336
National Semiconductor Corp.	363,144	5,577,892
Novellus Systems Inc.(a)	154,414	3,604,023

NVIDIA Corp.(a)	866,796	16,191,749
ON Semiconductor Corp.(a)	664,912	5,857,875
PMC-Sierra Inc.(a)	351,634	3,045,150
QLogic Corp.(a)	187,603	3,540,069
Rambus Inc.(a)(b)	165,023	4,026,561
Rovi Corp.(a)	160,690	5,121,190
Silicon Laboratories Inc.(a)(b)	70,586	3,412,127
Teradyne Inc.(a)	275,584	2,957,016
Varian Semiconductor Equipment Associates Inc.(a)	115,873	4,157,523
Xilinx Inc.	435,051	10,902,378

		215,080,973
SOFTWARE—4.18%
Allscripts-Misys Healthcare Solutions Inc.(a)	98,885	2,000,444
ANSYS Inc.(a)	138,655	6,025,946
Autodesk Inc.(a)	362,023	9,199,004
BMC Software Inc.(a)	293,516	11,769,992
Broadridge Financial Solutions Inc.	222,679	5,023,638
CA Inc.	622,094	13,972,231
Cerner Corp.(a)	106,450	8,775,738
Citrix Systems Inc.(a)	286,632	11,926,758
Compuware Corp.(a)	385,392	2,786,384
Dun & Bradstreet Corp. (The)	84,309	7,113,150
Electronic Arts Inc.(a)	512,329	9,093,840
Emdeon Inc. Class A(a)	44,011	671,168
Fidelity National Information Services Inc.	521,541	12,224,921
Fiserv Inc.(a)	246,454	11,948,090
Global Payments Inc.	127,345	6,858,802
IMS Health Inc.	287,925	6,063,701
Intuit Inc.(a)	512,669	15,744,065
MSCI Inc. Class A(a)	159,117	5,059,921
Novell Inc.(a)	547,865	2,273,640
Nuance Communications Inc.(a)	363,189	5,643,957
Paychex Inc.	510,755	15,649,533
Red Hat Inc.(a)	299,801	9,263,851
Salesforce.com Inc.(a)	171,553	12,655,465
SEI Investments Co.	191,384	3,353,048
Sybase Inc.(a)	131,593	5,711,136
Total System Services Inc.	256,715	4,433,468

		205,241,891
TELECOMMUNICATIONS—2.71%
Amdocs Ltd.(a)	307,092	8,761,335
CenturyTel Inc.	470,732	17,045,206
Ciena Corp.(a)(b)	144,181	1,562,922
Clearwire Corp. Class A(a)(b)	100,180	677,217
CommScope Inc.(a)	148,382	3,936,574
Crown Castle International Corp.(a)	461,423	18,013,954
EchoStar Corp. Class A(a)	59,440	1,197,122
Frontier Communications Corp.	494,436	3,861,545
Harris Corp.	210,112	9,990,826
JDS Uniphase Corp.(a)	335,318	2,766,374
Leap Wireless International Inc.(a)(b)	93,476	1,640,504
Level 3 Communications Inc.(a)	2,579,822	3,947,128
MetroPCS Communications Inc.(a)	401,475	3,063,254
NeuStar Inc. Class A(a)	115,026	2,650,199
NII Holdings Inc.(a)	263,087	8,834,461
Qwest Communications International Inc.	2,337,692	9,841,683
SBA Communications Corp. Class A(a)	184,380	6,298,421
Telephone and Data Systems Inc.	143,918	4,881,699
Tellabs Inc.(a)	626,378	3,557,827
tw telecom inc.(a)	235,262	4,032,391

United States Cellular Corp.(a)	24,739	1,049,181
Virgin Media Inc.	457,531	7,700,247
Windstream Corp.	707,631	7,776,865

		133,086,935
TEXTILES—0.20%
Cintas Corp.	208,358	5,427,726
Mohawk Industries Inc.(a)	88,199	4,198,272

		9,625,998
TOYS, GAMES & HOBBIES—0.45%
Hasbro Inc.	198,248	6,355,831
Marvel Entertainment Inc.(a)	77,158	4,172,705
Mattel Inc.	567,899	11,346,622

		21,875,158
TRANSPORTATION—1.21%
Alexander & Baldwin Inc.	65,230	2,232,823
C.H. Robinson Worldwide Inc.	268,897	15,792,321
Con-way Inc.	77,474	2,704,617
Expeditors International Washington Inc.	336,341	11,681,123
Frontline Ltd.(b)	81,993	2,240,049
J.B. Hunt Transport Services Inc.	138,625	4,473,429
Kansas City Southern Industries Inc.(a)	144,889	4,823,355
Kirby Corp.(a)(b)	85,655	2,983,364
Landstar System Inc.	81,029	3,141,494
Overseas Shipholding Group Inc.	37,068	1,629,139
Ryder System Inc.	88,429	3,640,622
Teekay Corp.	66,480	1,543,001
UTi Worldwide Inc.	159,122	2,278,627

		59,163,964
TRUCKING & LEASING—0.04%
GATX Corp.	75,091	2,158,866

		2,158,866
WATER—0.13%
American Water Works Co. Inc.	109,816	2,460,977
Aqua America Inc.	214,933	3,763,477

		6,224,454

TOTAL COMMON STOCKS
(Cost: $5,263,881,794)		4,900,085,217

Security	Shares	Value

RIGHTS—0.00%

TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	99,844	39,938

		39,938

TOTAL RIGHTS
(Cost: $0)		39,938

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.80%

MONEY MARKET FUNDS—5.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	240,964,668	240,964,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	39,192,356	39,192,356
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	4,653,894	4,653,894

		284,810,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,810,918)		284,810,918

TOTAL INVESTMENTS IN SECURITIES—105.70%
(Cost: $5,548,692,712)		5,184,936,073

SHORT POSITIONS(f)—(0.03)%

COMMON STOCKS—(0.03)%
Walt Disney Co. (The)	(57,498)	(1,854,311)

		(1,854,311)

TOTAL SHORT POSITIONS
(Proceeds: $1,854,119)		(1,854,311)
Other Assets, Less Liabilities—(5.67)%		(277,971,199)

NET ASSETS — 100.00%		$4,905,110,563

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—100.04%

AEROSPACE & DEFENSE—1.55%
Alliant Techsystems Inc.(a)	64,260	$5,672,230
BE Aerospace Inc.(a)	91,536	2,151,096
Goodrich Corp.	242,364	15,571,887
Rockwell Collins Inc.	309,903	17,156,230
Spirit AeroSystems Holdings Inc. Class A(a)	66,644	1,323,550
TransDigm Group Inc.	77,373	3,674,444

		45,549,437
AGRICULTURE—0.79%
Lorillard Inc.	290,502	23,306,975

		23,306,975
AIRLINES—1.20%
AMR Corp.(a)(b)	651,112	5,033,096
Continental Airlines Inc. Class B(a)	270,660	4,850,227
Copa Holdings SA Class A	58,647	3,194,502
Delta Air Lines Inc.(a)	1,509,555	17,178,736
Southwest Airlines Co.	453,141	5,179,402

		35,435,963
APPAREL—1.56%
Coach Inc.	621,297	22,695,979
Guess? Inc.	114,403	4,839,247
Hanesbrands Inc.(a)	185,717	4,477,637
Phillips-Van Heusen Corp.	65,452	2,662,587
Polo Ralph Lauren Corp.	101,285	8,202,059
VF Corp.	39,098	2,863,538

		45,741,047
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(a)	122,936	4,751,476

		4,751,476
AUTO PARTS & EQUIPMENT—0.59%
BorgWarner Inc.	211,131	7,013,772
Federal Mogul Corp. Class A(a)	12,535	216,855
Goodyear Tire & Rubber Co. (The)(a)	474,140	6,685,374
TRW Automotive Holdings Corp.(a)	28,168	672,652
WABCO Holdings Inc.	111,420	2,873,522

		17,462,175
BANKS—0.08%
BOK Financial Corp.	13,321	633,014
Commerce Bancshares Inc.	42,564	1,648,078

		2,281,092
BEVERAGES—1.30%
Brown-Forman Corp. Class B NVS	146,292	7,836,863
Coca-Cola Enterprises Inc.	513,181	10,879,437
Green Mountain Coffee Roasters Inc.(a)	67,726	5,517,637
Hansen Natural Corp.(a)	134,913	5,180,659
Molson Coors Brewing Co. Class B NVS	14,314	646,420
Pepsi Bottling Group Inc.	219,888	8,245,800

		38,306,816

BIOTECHNOLOGY—2.37%
Abraxis BioScience Inc.(a)	13,797	559,468
Alexion Pharmaceuticals Inc.(a)	171,784	8,386,495
Bio-Rad Laboratories Inc. Class A(a)	37,667	3,633,359
Charles River Laboratories International Inc.(a)	86,349	2,909,098
Illumina Inc.(a)	241,112	7,390,083
Life Technologies Corp.(a)	302,804	15,815,453
Millipore Corp.(a)	108,244	7,831,453
Myriad Genetics Inc.(a)	186,928	4,878,821
Talecris Biotherapeutics Holdings Corp.(a)(b)	97,247	2,165,691
Vertex Pharmaceuticals Inc.(a)	379,487	16,261,018

		69,830,939
BUILDING MATERIALS—0.54%
Armstrong World Industries Inc.(a)	17,699	689,022
Eagle Materials Inc.	85,702	2,232,537
Lennox International Inc.	91,260	3,562,790
Martin Marietta Materials Inc.	33,594	3,003,640
Masco Corp.	331,721	4,581,067
Owens Corning(a)	73,741	1,890,719

		15,959,775
CHEMICALS—3.07%
Albemarle Corp.	10,416	378,830
Ashland Inc.	11,627	460,662
Celanese Corp. Series A	280,456	9,002,638
CF Industries Holdings Inc.	78,364	7,113,884
Ecolab Inc.	462,642	20,624,580
FMC Corp.	121,254	6,761,123
International Flavors & Fragrances Inc.	145,648	5,991,959
Intrepid Potash Inc.(a)(b)	75,275	2,195,772
Lubrizol Corp.	115,048	8,392,752
RPM International Inc.	132,905	2,701,959
Sherwin-Williams Co. (The)	165,798	10,221,447
Sigma-Aldrich Corp.	238,841	12,068,636
Terra Industries Inc.	133,732	4,304,833
Valhi Inc.	1,419	19,823

		90,238,898
COAL—1.10%
Alpha Natural Resources Inc.(a)	234,033	10,152,352
CONSOL Energy Inc.	330,841	16,475,882
Massey Energy Co.	134,044	5,631,188

		32,259,422
COMMERCIAL SERVICES—5.06%
Aaron’s Inc.	93,738	2,599,355
Alliance Data Systems Corp.(a)(b)	103,733	6,700,114
Apollo Group Inc. Class A(a)	259,633	15,728,567
Brink’s Home Security Holdings Inc.(a)	89,886	2,933,879
Career Education Corp.(a)(b)	125,343	2,921,745
Convergys Corp.(a)	24,947	268,180
Corrections Corp. of America(a)	25,826	634,028
DeVry Inc.	121,498	6,892,582
Education Management Corp.(a)	28,211	620,924
Equifax Inc.	193,513	5,977,617
FTI Consulting Inc.(a)	100,632	4,745,805
Genpact Ltd.(a)	122,922	1,831,538
H&R Block Inc.	664,490	15,030,764
Hewitt Associates Inc. Class A(a)	162,937	6,885,718
Hillenbrand Inc.	46,667	879,206
Interactive Data Corp.	33,315	842,869
Iron Mountain Inc.(a)	352,230	8,016,755
ITT Educational Services Inc.(a)	74,829	7,180,591
Lender Processing Services Inc.	186,651	7,589,230
Monster Worldwide Inc.(a)(b)	144,979	2,522,635
Moody’s Corp.	366,796	9,830,133
Morningstar Inc.(a)	38,496	1,860,897
Pharmaceutical Product Development Inc.	205,934	4,827,093
R.R. Donnelley & Sons Co.	104,002	2,316,125
Robert Half International Inc.	298,469	7,978,076
SAIC Inc.(a)	573,140	10,855,272

Strayer Education Inc.	27,470	5,837,100
Verisk Analytics Inc. Class A(a)	143,790	4,353,961
Weight Watchers International Inc.	6,263	182,629

		148,843,388
COMPUTERS—4.66%
Affiliated Computer Services Inc. Class A(a)	107,896	6,440,312
Brocade Communications Systems Inc.(a)	290,217	2,214,356
Cadence Design Systems Inc.(a)	517,379	3,099,100
Cognizant Technology Solutions Corp. Class A(a)	571,483	25,888,180
Diebold Inc.	113,953	3,241,963
DST Systems Inc.(a)	66,492	2,895,727
FactSet Research Systems Inc.	81,805	5,388,495
IHS Inc. Class A(a)	93,649	5,132,902
MICROS Systems Inc.(a)	157,597	4,890,235
NCR Corp.(a)	311,407	3,465,960
NetApp Inc.(a)	650,982	22,387,271
SanDisk Corp.(a)	214,252	6,211,165
Seagate Technology	866,246	15,757,015
Synopsys Inc.(a)	176,132	3,924,221
Teradata Corp.(a)	275,038	8,644,444
Western Digital Corp.(a)	392,926	17,347,683

		136,929,029
COSMETICS & PERSONAL CARE—1.39%
Alberto-Culver Co.	141,393	4,141,401
Avon Products Inc.	835,170	26,307,855
Estee Lauder Companies Inc. (The) Class A	216,886	10,488,607

		40,937,863
DISTRIBUTION & WHOLESALE—0.99%
Fastenal Co.(b)	258,445	10,761,650
LKQ Corp.(a)	274,878	5,384,860
W.W. Grainger Inc.	120,305	11,649,133
WESCO International Inc.(a)	43,750	1,181,687

		28,977,330
DIVERSIFIED FINANCIAL SERVICES—3.57%
Affiliated Managers Group Inc.(a)	80,905	5,448,952
AmeriCredit Corp.(a)	53,638	1,021,268
Ameriprise Financial Inc.	39,429	1,530,634
Eaton Vance Corp.	228,471	6,947,803
Federated Investors Inc. Class B	161,464	4,440,260
GLG Partners Inc.(a)(b)	373,646	1,203,140
Greenhill & Co. Inc.	40,228	3,227,895
IntercontinentalExchange Inc.(a)	142,510	16,003,873
Invesco Ltd.	65,270	1,533,192
Investment Technology Group Inc.(a)	6,990	137,703
Janus Capital Group Inc.	310,141	4,171,396
Jefferies Group Inc.(a)	172,208	4,086,496
Lazard Ltd. Class A	149,946	5,693,450
NASDAQ OMX Group Inc. (The)(a)	118,157	2,341,872
NYSE Euronext Inc.	131,215	3,319,739
SLM Corp.(a)	199,439	2,247,678
Student Loan Corp. (The)	1,012	47,129
T. Rowe Price Group Inc.	499,799	26,614,297
TD AMERITRADE Holding Corp.(a)	510,906	9,901,358
Waddell & Reed Financial Inc. Class A	168,691	5,151,823

		105,069,958
ELECTRIC—2.63%
AES Corp. (The)(a)	1,051,180	13,991,206
Allegheny Energy Inc.	202,883	4,763,693
Calpine Corp.(a)	355,301	3,908,311
CenterPoint Energy Inc.	639,739	9,282,613
Constellation Energy Group Inc.	300,549	10,570,308
DPL Inc.	28,881	797,116
Integrys Energy Group Inc.	32,951	1,383,612
ITC Holdings Corp.	97,565	5,082,161
NV Energy Inc.	196,771	2,436,025

Ormat Technologies Inc.	38,565	1,459,300
PPL Corp.	735,674	23,769,627

		77,443,972
ELECTRICAL COMPONENTS & EQUIPMENT—0.73%
A123 Systems Inc.(a)(b)	37,329	837,663
AMETEK Inc.	209,859	8,025,008
Energizer Holdings Inc.(a)	113,806	6,974,032
Hubbell Inc. Class B	12,967	613,339
Molex Inc.	22,228	479,013
SunPower Corp. Class A(a)(b)	189,219	4,480,706

		21,409,761
ELECTRONICS—3.60%
Agilent Technologies Inc.(a)	671,016	20,848,467
Amphenol Corp. Class A	335,096	15,474,733
Arrow Electronics Inc.(a)	97,497	2,886,886
Avnet Inc.(a)	99,436	2,998,990
AVX Corp.	20,683	262,054
Dolby Laboratories Inc. Class A(a)	102,846	4,908,840
FLIR Systems Inc.(a)	293,583	9,606,036
Garmin Ltd.(b)	180,596	5,544,297
Gentex Corp.	269,900	4,817,715
Itron Inc.(a)	72,071	4,869,837
Jabil Circuit Inc.	183,360	3,184,963
Mettler-Toledo International Inc.(a)	65,733	6,901,308
National Instruments Corp.	111,443	3,281,996
PerkinElmer Inc.	49,657	1,022,438
Thomas & Betts Corp.(a)	32,832	1,175,057
Trimble Navigation Ltd.(a)	234,300	5,904,360
Vishay Intertechnology Inc.(a)	78,045	651,676
Waters Corp.(a)	188,531	11,681,381

		106,021,034
ENGINEERING & CONSTRUCTION—1.55%
AECOM Technology Corp.(a)	185,293	5,095,557
Fluor Corp.	351,914	15,850,207
Jacobs Engineering Group Inc.(a)	241,256	9,073,638
McDermott International Inc.(a)	446,794	10,727,524
Shaw Group Inc. (The)(a)	132,465	3,808,369
URS Corp.(a)	20,482	911,859

		45,467,154
ENTERTAINMENT—0.41%
International Game Technology	481,784	9,043,086
Regal Entertainment Group Class A	81,480	1,176,571
Scientific Games Corp. Class A(a)(b)	125,418	1,824,832
Warner Music Group Corp.(a)	7,637	43,225

		12,087,714
ENVIRONMENTAL CONTROL—0.87%
Nalco Holding Co.	270,826	6,908,771
Republic Services Inc.	200,083	5,664,350
Stericycle Inc.(a)(b)	165,901	9,152,758
Waste Connections Inc.(a)	114,528	3,818,364

		25,544,243
FOOD—2.21%
Campbell Soup Co.	261,169	8,827,512
Dean Foods Co.(a)	352,541	6,359,840
Flowers Foods Inc.	125,659	2,985,658
H.J. Heinz Co.	498,573	21,318,981
Hershey Co. (The)	176,026	6,299,971
Hormel Foods Corp.	13,353	513,423
McCormick & Co. Inc. NVS	254,649	9,200,468
Sara Lee Corp.	338,323	4,120,774
Smithfield Foods Inc.(a)	20,829	316,393
Whole Foods Market Inc.(a)(b)	179,932	4,939,133

		64,882,153

FOREST PRODUCTS & PAPER—0.25%
Plum Creek Timber Co. Inc.(b)	113,991	4,304,300
Rayonier Inc.	70,285	2,963,216

		7,267,516
HAND & MACHINE TOOLS—0.04%
Snap-On Inc.	31,035	1,311,539

		1,311,539
HEALTH CARE - PRODUCTS—4.15%
Beckman Coulter Inc.	133,940	8,765,034
C.R. Bard Inc.	194,346	15,139,553
DENTSPLY International Inc.	290,379	10,212,629
Edwards Lifesciences Corp.(a)	109,442	9,505,038
Gen-Probe Inc.(a)	96,283	4,130,541
Henry Schein Inc.(a)	176,237	9,270,066
Hill-Rom Holdings Inc.	49,207	1,180,476
Hologic Inc.(a)	49,395	716,227
IDEXX Laboratories Inc.(a)	115,695	6,182,741
Intuitive Surgical Inc.(a)(b)	74,055	22,462,363
Inverness Medical Innovations Inc.(a)(b)	72,859	3,024,377
Kinetic Concepts Inc.(a)(b)	42,802	1,611,495
Patterson Companies Inc.(a)	197,007	5,512,256
ResMed Inc.(a)	147,713	7,720,958
TECHNE Corp.	73,011	5,005,634
Varian Medical Systems Inc.(a)(b)	245,151	11,485,324

		121,924,712
HEALTH CARE - SERVICES—2.61%
Community Health Systems Inc.(a)	91,123	3,243,979
Covance Inc.(a)(b)	125,303	6,837,785
Coventry Health Care Inc.(a)	82,183	1,996,225
DaVita Inc.(a)	202,297	11,882,926
Health Management Associates Inc. Class A(a)	484,224	3,520,308
Humana Inc.(a)	121,769	5,344,441
Laboratory Corp. of America Holdings(a)(b)	211,940	15,861,590
Lincare Holdings Inc.(a)	108,924	4,043,259
MEDNAX Inc.(a)	28,984	1,742,228
Quest Diagnostics Inc.	303,918	18,350,569
Tenet Healthcare Corp.(a)	639,843	3,448,754
Universal Health Services Inc. Class B	13,102	399,611

		76,671,675
HOLDING COMPANIES - DIVERSIFIED—0.37%
Leucadia National Corp.(a)	133,764	3,182,246
Walter Energy Inc.	103,271	7,777,339

		10,959,585
HOME BUILDERS—0.15%
KB Home	11,321	154,871
M.D.C. Holdings Inc.	28,103	872,317
NVR Inc.(a)	1,980	1,407,206
Pulte Homes Inc.(a)	70,077	700,770
Thor Industries Inc.	36,268	1,138,815

		4,273,979
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	75,402	2,660,183

		2,660,183
HOUSEHOLD PRODUCTS & WARES—0.95%
Avery Dennison Corp.	41,441	1,512,182
Church & Dwight Co. Inc.	137,188	8,293,015
Clorox Co. (The)	241,385	14,724,485
Scotts Miracle-Gro Co. (The) Class A	87,017	3,420,638

		27,950,320
HOUSEWARES—0.14%
Newell Rubbermaid Inc.	88,351	1,326,149
Toro Co. (The)	70,272	2,938,072

		4,264,221

INSURANCE—1.67%
American International Group Inc.(a)(b)	89,637	2,687,317
Arthur J. Gallagher & Co.	182,205	4,101,435
Axis Capital Holdings Ltd.	76,635	2,177,200
Brown & Brown Inc.	168,361	3,025,447
CIGNA Corp.	34,873	1,229,971
CNA Financial Corp.(a)	24,452	586,848
Endurance Specialty Holdings Ltd.(b)	32,777	1,220,288
Erie Indemnity Co. Class A	40,450	1,578,359
Fidelity National Financial Inc. Class A	67,778	912,292
Genworth Financial Inc. Class A(a)	406,594	4,614,842
Hanover Insurance Group Inc. (The)	7,655	340,112
Lincoln National Corp.	182,893	4,550,378
Marsh & McLennan Companies Inc.	76,948	1,699,012
Principal Financial Group Inc.	607,840	14,612,474
Progressive Corp. (The)(a)	136,471	2,455,113
Reinsurance Group of America Inc.	11,219	534,585
Validus Holdings Ltd.	26,508	714,126
W.R. Berkley Corp.	86,207	2,124,140

		49,163,939
INTERNET—2.95%
Akamai Technologies Inc.(a)(b)	337,660	8,552,928
Equinix Inc.(a)(b)	74,143	7,870,279
Expedia Inc.(a)	326,376	8,391,127
F5 Networks Inc.(a)	153,418	8,128,086
IAC/InterActiveCorp(a)	82,330	1,686,118
McAfee Inc.(a)	303,954	12,331,414
Netflix Inc.(a)(b)	78,267	4,315,642
Priceline.com Inc.(a)(b)	85,982	18,787,067
Sohu.com Inc.(a)	58,876	3,372,417
VeriSign Inc.(a)	376,735	9,132,056
WebMD Health Corp.(a)(b)	106,187	4,087,138

		86,654,272
IRON & STEEL—0.09%
Cliffs Natural Resources Inc.	24,702	1,138,515
Schnitzer Steel Industries Inc. Class A	33,214	1,584,308

		2,722,823
LEISURE TIME—0.21%
Royal Caribbean Cruises Ltd.(a)	79,392	2,007,030
WMS Industries Inc.(a)	102,544	4,101,760

		6,108,790
LODGING—0.79%
Choice Hotels International Inc.	15,680	496,429
Hyatt Hotels Corp. Class A(a)	53,027	1,580,735
Las Vegas Sands Corp.(a)(b)	442,224	6,606,827
Marriott International Inc. Class A	275,666	7,511,899
MGM MIRAGE(a)(b)	178,112	1,624,381
Starwood Hotels & Resorts Worldwide Inc.(b)	59,777	2,186,045
Wyndham Worldwide Corp.	154,603	3,118,342

		23,124,658
MACHINERY—1.35%
Bucyrus International Inc.	33,301	1,877,177
Cummins Inc.	130,593	5,988,995
Flowserve Corp.	109,525	10,353,398
Graco Inc.	53,600	1,531,352
IDEX Corp.	93,521	2,913,179
Joy Global Inc.	175,193	9,038,207
Rockwell Automation Inc.	27,780	1,305,104
Wabtec Corp.	93,658	3,824,993
Zebra Technologies Corp. Class A(a)	106,064	3,007,975

		39,840,380
MANUFACTURING—1.74%
Brink’s Co. (The)	93,804	2,283,189
Carlisle Companies Inc.	32,592	1,116,602

Crane Co.	49,877	1,527,234
Donaldson Co. Inc.	151,338	6,437,919
Dover Corp.	257,488	10,714,076
Harsco Corp.	114,246	3,682,149
ITT Corp.	35,356	1,758,607
Leggett & Platt Inc.	190,120	3,878,448
Pall Corp.	229,716	8,315,719
Pentair Inc.	53,620	1,731,926
Roper Industries Inc.	151,773	7,948,352
Teleflex Inc.	33,277	1,793,298

		51,187,519
MEDIA—1.46%
CTC Media Inc.(a)	66,609	992,474
Discovery Communications Inc. Series C(a)	511,711	13,570,576
John Wiley & Sons Inc. Class A	80,575	3,374,481
McGraw-Hill Companies Inc. (The)	615,262	20,617,430
New York Times Co. (The) Class A(a)	14,276	176,451
Scripps Networks Interactive Inc. Class A	102,396	4,249,434

		42,980,846
METAL FABRICATE & HARDWARE—1.14%
Precision Castparts Corp.	274,005	30,236,451
Valmont Industries Inc.	41,100	3,224,295

		33,460,746
MINING—0.11%
Compass Minerals International Inc.	34,230	2,299,914
Royal Gold Inc.	20,487	964,938

		3,264,852
OIL & GAS—2.71%
Atwood Oceanics Inc.(a)	93,725	3,360,041
CNX Gas Corp.(a)	48,040	1,418,141
Comstock Resources Inc.(a)	7,372	299,082
Continental Resources Inc.(a)	28,709	1,231,329
Diamond Offshore Drilling Inc.	134,886	13,275,480
EQT Corp.	256,391	11,260,693
EXCO Resources Inc.	240,771	5,111,568
Forest Oil Corp.(a)	80,595	1,793,239
Frontier Oil Corp.	161,894	1,949,204
Helmerich & Payne Inc.	64,685	2,579,638
Holly Corp.	83,594	2,142,514
Mariner Energy Inc.(a)	177,515	2,060,949
Patterson-UTI Energy Inc.	43,767	671,823
Petrohawk Energy Corp.(a)	588,652	14,121,761
Plains Exploration & Production Co.(a)	147,741	4,086,516
Pride International Inc.(a)	158,933	5,071,552
Quicksilver Resources Inc.(a)	230,412	3,458,484
Range Resources Corp.	45,254	2,255,912
Rowan Companies Inc.(a)	39,085	884,884
Seahawk Drilling Inc.(a)	10,602	238,969
St. Mary Land & Exploration Co.	30,117	1,031,206
Tesoro Corp.	110,606	1,498,711

		79,801,696
OIL & GAS SERVICES—1.79%
Cameron International Corp.(a)	433,049	18,101,448
Dresser-Rand Group Inc.(a)	161,552	5,106,659
Exterran Holdings Inc.(a)	56,854	1,219,518
FMC Technologies Inc.(a)	241,789	13,985,076
Oceaneering International Inc.(a)	107,229	6,275,041
Smith International Inc.	288,391	7,835,583

		52,523,325
PACKAGING & CONTAINERS—0.97%
Ball Corp.	119,777	6,192,471
Crown Holdings Inc.(a)	312,500	7,993,750
Owens-Illinois Inc.(a)	267,944	8,807,319
Packaging Corp. of America	19,867	457,140
Pactiv Corp.(a)	211,839	5,113,793

		28,564,473

PHARMACEUTICALS—3.47%
AmerisourceBergen Corp.	517,518	13,491,694
Amylin Pharmaceuticals Inc.(a)	276,332	3,921,151
BioMarin Pharmaceutical Inc.(a)	196,296	3,692,328
Cephalon Inc.(a)(b)	144,247	9,002,455
Dendreon Corp.(a)	226,077	5,941,304
Herbalife Ltd.	120,673	4,895,704
Hospira Inc.(a)	313,985	16,013,235
Mead Johnson Nutrition Co. Class A	200,427	8,758,660
Mylan Inc.(a)(b)	426,004	7,851,254
NBTY Inc.(a)	72,796	3,169,538
Omnicare Inc.	98,292	2,376,701
OSI Pharmaceuticals Inc.(a)	112,941	3,504,559
Perrigo Co.	156,157	6,221,295
United Therapeutics Corp.(a)	91,371	4,810,683
Valeant Pharmaceuticals International(a)(b)	133,459	4,242,662
VCA Antech Inc.(a)	166,118	4,139,661

		102,032,884
PIPELINES—0.13%
El Paso Corp.	382,134	3,756,377

		3,756,377
REAL ESTATE—0.39%
CB Richard Ellis Group Inc. Class A(a)	462,956	6,282,313
St. Joe Co. (The)(a)(b)	181,325	5,238,479

		11,520,792
REAL ESTATE INVESTMENT TRUSTS—1.68%
Alexandria Real Estate Equities Inc.	18,512	1,190,136
CapitalSource Inc.	81,152	322,173
Digital Realty Trust Inc.(b)	149,202	7,501,877
Federal Realty Investment Trust	15,169	1,027,245
HCP Inc.	221,998	6,779,819
Health Care REIT Inc.	117,942	5,227,189
Nationwide Health Properties Inc.	167,675	5,898,806
Public Storage	262,939	21,416,382

		49,363,627
RETAIL—7.65%
Abercrombie & Fitch Co. Class A	85,722	2,987,412
Advance Auto Parts Inc.	185,984	7,528,632
Aeropostale Inc.(a)	132,126	4,498,890
American Eagle Outfitters Inc.	334,388	5,677,908
AutoNation Inc.(a)(b)	13,928	266,721
AutoZone Inc.(a)	58,376	9,227,494
Barnes & Noble Inc.(b)	15,329	292,324
Bed Bath & Beyond Inc.(a)	510,317	19,713,546
Big Lots Inc.(a)	18,035	522,654
BJ’s Wholesale Club Inc.(a)	18,714	612,135
Brinker International Inc.	200,668	2,993,967
Burger King Holdings Inc.	207,236	3,900,182
CarMax Inc.(a)	305,601	7,410,824
Chico’s FAS Inc.(a)	325,936	4,579,401
Chipotle Mexican Grill Inc. Class A(a)(b)	62,439	5,504,622
Copart Inc.(a)	130,874	4,793,915
Darden Restaurants Inc.	267,930	9,396,305
Dick’s Sporting Goods Inc.(a)	168,448	4,189,302
Dollar General Corp.(a)	44,551	999,279
Dollar Tree Inc.(a)	175,620	8,482,446
Family Dollar Stores Inc.	273,899	7,622,609
Foot Locker Inc.	135,185	1,505,961
GameStop Corp. Class A(a)(b)	283,711	6,224,619
Limited Brands Inc.	349,780	6,729,767
MSC Industrial Direct Co. Inc. Class A	83,354	3,917,638
Nordstrom Inc.	322,634	12,124,586
Office Depot Inc.(a)	98,286	633,945
O’Reilly Automotive Inc.(a)	265,177	10,108,547
Panera Bread Co. Class A(a)	53,602	3,589,726

Penske Automotive Group Inc.(a)	26,987	409,663
PetSmart Inc.	246,032	6,566,594
RadioShack Corp.	32,240	628,680
Ross Stores Inc.	247,873	10,586,656
Tiffany & Co.	221,873	9,540,539
TJX Companies Inc. (The)	808,509	29,551,004
Urban Outfitters Inc.(a)	250,815	8,776,017
Wendy’s/Arby’s Group Inc. Class A	288,251	1,351,897
Williams-Sonoma Inc.	74,744	1,553,180

		224,999,587
SAVINGS & LOANS—0.29%
Capitol Federal Financial	39,255	1,234,962
Hudson City Bancorp Inc.	508,852	6,986,538
TFS Financial Corp.	18,974	230,344

		8,451,844
SEMICONDUCTORS—6.87%
Advanced Micro Devices Inc.(a)	576,923	5,584,615
Altera Corp.	574,025	12,990,186
Analog Devices Inc.	569,847	17,995,768
Cree Inc.(a)	201,924	11,382,456
Cypress Semiconductor Corp.(a)	276,134	2,915,975
Integrated Device Technology Inc.(a)	69,134	447,297
International Rectifier Corp.(a)	62,566	1,383,960
Intersil Corp. Class A	119,373	1,831,182
Lam Research Corp.(a)	247,030	9,686,046
Linear Technology Corp.	434,815	13,279,250
Marvell Technology Group Ltd.(a)(b)	906,703	18,814,087
Maxim Integrated Products Inc.	499,899	10,147,950
MEMC Electronic Materials Inc.(a)	437,731	5,961,896
Microchip Technology Inc.	325,943	9,471,904
Micron Technology Inc.(a)	292,927	3,093,309
National Semiconductor Corp.	450,124	6,913,905
Novellus Systems Inc.(a)	116,018	2,707,860
NVIDIA Corp.(a)	1,068,538	19,960,290
ON Semiconductor Corp.(a)	823,920	7,258,735
QLogic Corp.(a)	233,055	4,397,748
Rambus Inc.(a)(b)	204,734	4,995,510
Rovi Corp.(a)	137,235	4,373,679
Silicon Laboratories Inc.(a)(b)	87,166	4,213,604
Teradyne Inc.(a)	339,912	3,647,256
Varian Semiconductor Equipment Associates Inc.(a)	143,447	5,146,878
Xilinx Inc.	536,235	13,438,049

		202,039,395
SOFTWARE—7.63%
Allscripts-Misys Healthcare Solutions Inc.(a)	122,845	2,485,154
ANSYS Inc.(a)	171,797	7,466,298
Autodesk Inc.(a)	302,763	7,693,208
BMC Software Inc.(a)	361,766	14,506,817
Broadridge Financial Solutions Inc.	169,805	3,830,801
CA Inc.	593,180	13,322,823
Cerner Corp.(a)	131,164	10,813,160
Citrix Systems Inc.(a)	354,027	14,731,063
Dun & Bradstreet Corp. (The)	103,893	8,765,452
Electronic Arts Inc.(a)	631,428	11,207,847
Emdeon Inc. Class A(a)	40,678	620,339
Fidelity National Information Services Inc.	397,682	9,321,666
Fiserv Inc.(a)	304,452	14,759,833
Global Payments Inc.	157,047	8,458,551
IMS Health Inc.	80,987	1,705,586
Intuit Inc.(a)	632,015	19,409,181
MSCI Inc. Class A(a)	196,263	6,241,163
Novell Inc.(a)	307,887	1,277,731
Nuance Communications Inc.(a)	408,508	6,348,214
Paychex Inc.	629,649	19,292,445
Red Hat Inc.(a)	369,497	11,417,457
Salesforce.com Inc.(a)(b)	211,886	15,630,830
SEI Investments Co.	237,334	4,158,092

Sybase Inc.(a)	162,345	7,045,773
Total System Services Inc.	228,849	3,952,222

		224,461,706
TELECOMMUNICATIONS—1.68%
Amdocs Ltd.(a)	54,083	1,542,988
Ciena Corp.(a)(b)	19,429	210,610
Crown Castle International Corp.(a)	203,961	7,962,637
Frontier Communications Corp.	267,062	2,085,754
Harris Corp.	202,584	9,632,869
JDS Uniphase Corp.(a)	215,793	1,780,292
Leap Wireless International Inc.(a)(b)	89,059	1,562,985
MetroPCS Communications Inc.(a)	495,300	3,779,139
NeuStar Inc. Class A(a)	141,885	3,269,030
NII Holdings Inc.(a)	17,209	577,878
SBA Communications Corp. Class A(a)(b)	227,355	7,766,447
tw telecom inc.(a)	283,805	4,864,418
Windstream Corp.	395,290	4,344,237

		49,379,284
TEXTILES—0.04%
Cintas Corp.	46,778	1,218,567

		1,218,567
TOYS, GAMES & HOBBIES—0.70%
Hasbro Inc.	146,249	4,688,743
Marvel Entertainment Inc.(a)	95,049	5,140,250
Mattel Inc.	544,037	10,869,859

		20,698,852
TRANSPORTATION—1.75%
C.H. Robinson Worldwide Inc.	331,496	19,468,760
Con-way Inc.	31,876	1,112,791
Expeditors International Washington Inc.	415,465	14,429,099
J.B. Hunt Transport Services Inc.	171,327	5,528,722
Kansas City Southern Industries Inc.(a)	81,868	2,725,386
Kirby Corp.(a)	21,814	759,782
Landstar System Inc.	100,118	3,881,575
Teekay Corp.	36,265	841,711
UTi Worldwide Inc.	181,372	2,597,247

		51,345,073
TRUCKING & LEASING—0.04%
GATX Corp.	40,013	1,150,374

		1,150,374
WATER—0.01%
American Water Works Co. Inc.	17,797	398,831

		398,831

TOTAL COMMON STOCKS
(Cost: $2,995,001,088)		2,942,236,856

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.58%

MONEY MARKET FUNDS—6.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	163,670,330	163,670,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	26,620,608	26,620,608
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	3,014,828	3,014,828

		193,305,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $193,305,766)		193,305,766

TOTAL INVESTMENTS IN SECURITIES—106.62%
(Cost: $3,188,306,854)		3,135,542,622
SHORT POSITIONS(f)—(0.08)%

COMMON STOCKS—(0.08)%
Walt Disney Co. (The)	(70,830)	(2,284,268)

		(2,284,268)

TOTAL SHORT POSITIONS
(Proceeds: $2,284,032)		(2,284,268)
Other Assets, Less Liabilities—(6.54)%		(192,277,528)

NET ASSETS—100.00%		$2,940,980,826

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.73%

ADVERTISING—0.36%
Clear Channel Outdoor Holdings Inc. Class A(a)	71,155	$739,300
Interpublic Group of Companies Inc. (The)(a)	861,054	6,354,579
Lamar Advertising Co. Class A(a)	101,905	3,168,226

		10,262,105
AEROSPACE & DEFENSE—0.80%
BE Aerospace Inc.(a)	87,301	2,051,573
L-3 Communications Holdings Inc.	209,411	18,208,286
Spirit AeroSystems Holdings Inc. Class A(a)	128,866	2,559,279

		22,819,138
AGRICULTURE—0.64%
Bunge Ltd.(b)	240,795	15,369,945
Lorillard Inc.	35,181	2,822,572

		18,192,517
AIRLINES—0.37%
Southwest Airlines Co.	915,758	10,467,114

		10,467,114
APPAREL—0.38%
Phillips-Van Heusen Corp.	32,641	1,327,836
Polo Ralph Lauren Corp.	5,903	478,025
VF Corp.	123,365	9,035,253

		10,841,114
AUTO MANUFACTURERS—0.21%
Oshkosh Corp.	161,074	5,964,570

		5,964,570
AUTO PARTS & EQUIPMENT—0.34%
Autoliv Inc.	152,857	6,627,880
BorgWarner Inc.	15,471	513,947
Federal Mogul Corp. Class A(a)	26,762	462,983
TRW Automotive Holdings Corp.(a)	78,957	1,885,493
WABCO Holdings Inc.	13,475	347,520

		9,837,823
BANKS—5.04%
Associated Banc-Corp	228,333	2,513,946
BancorpSouth Inc.	150,361	3,527,469
Bank of Hawaii Corp.	86,213	4,057,184
BOK Financial Corp.	23,919	1,136,631
CapitalSource Inc.	372,914	1,480,469
City National Corp.	77,238	3,522,053
Comerica Inc.	271,522	8,028,906
Commerce Bancshares Inc.	74,308	2,877,206
Cullen/Frost Bankers Inc.	92,711	4,635,550
Discover Financial Services	962,439	14,157,478
Fifth Third Bancorp	1,428,847	13,931,258
First Citizens BancShares Inc. Class A	10,842	1,778,196
First Horizon National Corp.(a)	397,034	5,320,256
Fulton Financial Corp.	315,335	2,749,721

Huntington Bancshares Inc.	1,283,556	4,684,979
KeyCorp	1,581,033	8,774,733
M&T Bank Corp.(b)	137,102	9,170,753
Marshall & Ilsley Corp.	944,125	5,145,481
Popular Inc.	1,157,155	2,615,170
Regions Financial Corp.	2,075,207	10,977,845
SunTrust Banks Inc.	896,105	18,181,970
Synovus Financial Corp.	686,334	1,406,985
TCF Financial Corp.	231,134	3,148,045
Valley National Bancorp	274,207	3,874,545
Whitney Holding Corp.	172,673	1,573,051
Wilmington Trust Corp.	125,107	1,543,820
Zions Bancorporation(b)	244,767	3,140,361

		143,954,061
BEVERAGES—1.27%
Brown-Forman Corp. Class B NVS	27,251	1,459,836
Coca-Cola Enterprises Inc.	83,535	1,770,942
Constellation Brands Inc. Class A(a)	341,752	5,444,109
Dr Pepper Snapple Group Inc.	456,089	12,907,319
Molson Coors Brewing Co. Class B NVS	216,660	9,784,366
Pepsi Bottling Group Inc.	50,784	1,904,400
PepsiAmericas Inc.	101,581	2,972,260

		36,243,232
BIOTECHNOLOGY—0.11%
Charles River Laboratories International Inc.(a)	39,702	1,337,560
Life Technologies Corp.(a)	35,887	1,874,378

		3,211,938
BUILDING MATERIALS—0.46%
Armstrong World Industries Inc.(a)	20,194	786,152
Martin Marietta Materials Inc.(b)	49,098	4,389,852
Masco Corp.	340,420	4,701,200
Owens Corning(a)	86,644	2,221,552
USG Corp.(a)(b)	73,564	1,033,574

		13,132,330
CHEMICALS—2.34%
Airgas Inc.	146,114	6,955,026
Albemarle Corp.	154,793	5,629,821
Ashland Inc.	129,548	5,132,692
Cabot Corp.	117,818	3,090,366
CF Industries Holdings Inc.	14,809	1,344,361
Cytec Industries Inc.	84,435	3,075,123
Eastman Chemical Co.	130,536	7,863,489
FMC Corp.	19,261	1,073,993
Huntsman Corp.	290,497	3,279,711
International Flavors & Fragrances Inc.	8,093	332,946
Intrepid Potash Inc.(a)(b)	5,272	153,784
Lubrizol Corp.	15,231	1,111,101
PPG Industries Inc.	295,552	17,301,614
RPM International Inc.	109,778	2,231,787
Sherwin-Williams Co. (The)	25,860	1,594,269
Terra Industries Inc.	57,128	1,838,950
Valhi Inc.	6,496	90,749
Valspar Corp. (The)	180,784	4,906,478

		67,006,260
COAL—0.27%
Arch Coal Inc.	291,590	6,487,877
Massey Energy Co.	30,480	1,280,465

		7,768,342
COMMERCIAL SERVICES—1.67%
Career Education Corp.(a)	9,006	209,930
Convergys Corp.(a)(b)	153,628	1,651,501

Corrections Corp. of America(a)	182,700	4,485,285
Education Management Corp.(a)	15,864	349,167
Equifax Inc.	49,476	1,528,314
Hertz Global Holdings Inc.(a)(b)	336,727	4,013,786
Hillenbrand Inc.	68,286	1,286,508
Interactive Data Corp.	34,133	863,565
Manpower Inc.	140,434	7,664,888
Monster Worldwide Inc.(a)(b)	94,114	1,637,584
Quanta Services Inc.(a)	375,052	7,816,084
R.R. Donnelley & Sons Co.	274,014	6,102,292
SAIC Inc.(a)	184,472	3,493,900
Service Corp. International	451,124	3,694,706
Verisk Analytics Inc. Class A(a)	44,210	1,338,679
Weight Watchers International Inc.	54,251	1,581,959

		47,718,148
COMPUTERS—1.88%
Affiliated Computer Services Inc. Class A(a)	64,733	3,863,913
Brocade Communications Systems Inc.(a)	487,671	3,720,930
Computer Sciences Corp.(a)	272,196	15,659,436
Diebold Inc.	15,170	431,586
DST Systems Inc.(a)	8,566	373,049
Lexmark International Inc. Class A(a)	139,979	3,636,654
SanDisk Corp.(a)	211,108	6,120,021
Seagate Technology	87,272	1,587,478
Sun Microsystems Inc.(a)	1,343,858	12,591,949
Synopsys Inc.(a)	97,085	2,163,054
Teradata Corp.(a)	57,489	1,806,879
Western Digital Corp.(a)	39,550	1,746,132

		53,701,081
COSMETICS & PERSONAL CARE—0.02%
Alberto-Culver Co.	23,392	685,152

		685,152
DISTRIBUTION & WHOLESALE—0.85%
Central European Distribution Corp.(a)	109,791	3,119,162
Genuine Parts Co.	286,195	10,863,962
Ingram Micro Inc. Class A(a)	291,623	5,088,821
Tech Data Corp.(a)	90,632	4,228,889
WESCO International Inc.(a)	35,586	961,178

		24,262,012
DIVERSIFIED FINANCIAL SERVICES—2.50%
AmeriCredit Corp.(a)	112,757	2,146,893
Ameriprise Financial Inc.	422,053	16,384,097
Federated Investors Inc. Class B	10,891	299,502
Interactive Brokers Group Inc. Class A(a)	72,982	1,293,241
Invesco Ltd.	686,888	16,134,999
Investment Technology Group Inc.(a)	71,830	1,415,051
Janus Capital Group Inc.	43,358	583,165
Jefferies Group Inc.(a)(b)	50,519	1,198,816
Legg Mason Inc.	287,298	8,664,908
NASDAQ OMX Group Inc. (The)(a)	135,011	2,675,918
NYSE Euronext Inc.	347,082	8,781,175
Raymond James Financial Inc.(b)	176,664	4,199,303
SLM Corp.(a)	657,705	7,412,335
Student Loan Corp. (The)	6,278	292,366

		71,481,769
ELECTRIC—8.50%
AES Corp. (The)(a)	232,419	3,093,497
Allegheny Energy Inc.	118,261	2,776,768
Alliant Energy Corp.	198,695	6,012,511
Ameren Corp.	424,632	11,868,464
Calpine Corp.(a)	276,611	3,042,721
CenterPoint Energy Inc.	113,038	1,640,181

CMS Energy Corp.	407,514	6,381,669
Consolidated Edison Inc.	492,978	22,395,991
Constellation Energy Group Inc.	51,165	1,799,473
DPL Inc.	181,612	5,012,491
DTE Energy Co.	294,324	12,829,583
Dynegy Inc. Class A(a)	897,446	1,624,377
Edison International	585,333	20,357,882
Great Plains Energy Inc.	242,078	4,693,892
Hawaiian Electric Industries Inc.	163,770	3,422,793
Integrys Energy Group Inc.	106,782	4,483,776
MDU Resources Group Inc.	329,926	7,786,254
Mirant Corp.(a)	258,206	3,942,806
Northeast Utilities	314,519	8,111,445
NRG Energy Inc.(a)	475,343	11,222,848
NSTAR	192,128	7,070,310
NV Energy Inc.	241,021	2,983,840
OGE Energy Corp.	172,249	6,354,266
Pepco Holdings Inc.	395,256	6,660,064
Pinnacle West Capital Corp.	181,631	6,644,062
Progress Energy Inc.	501,309	20,558,682
RRI Energy Inc.(a)	628,422	3,594,574
SCANA Corp.	218,794	8,244,158
TECO Energy Inc.	382,407	6,202,642
Westar Energy Inc.	196,131	4,259,965
Wisconsin Energy Corp.	209,724	10,450,547
Xcel Energy Inc.	818,611	17,370,925

		242,893,457
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
A123 Systems Inc.(a)(b)	16,826	377,575
Energizer Holdings Inc.(a)	20,011	1,226,274
General Cable Corp.(a)(b)	93,369	2,746,916
Hubbell Inc. Class B	89,733	4,244,371
Molex Inc.	215,494	4,643,896

		13,239,032
ELECTRONICS—0.78%
Arrow Electronics Inc.(a)	125,979	3,730,238
Avnet Inc.(a)	180,165	5,433,776
AVX Corp.	67,393	853,869
Garmin Ltd.(b)	36,199	1,111,309
Itron Inc.(a)	5,068	342,445
Jabil Circuit Inc.	170,180	2,956,027
PerkinElmer Inc.	164,241	3,381,722
Thomas & Betts Corp.(a)	65,063	2,328,605
Vishay Intertechnology Inc.(a)	265,233	2,214,696

		22,352,687
ENERGY - ALTERNATE SOURCES—0.15%
Covanta Holding Corp.(a)	232,807	4,211,479

		4,211,479
ENGINEERING & CONSTRUCTION—0.42%
KBR Inc.	289,372	5,498,068
Shaw Group Inc. (The)(a)	27,518	791,142
URS Corp.(a)	130,765	5,821,658

		12,110,868
ENTERTAINMENT—0.46%
DreamWorks Animation SKG Inc. Class A(a)	129,919	5,190,264
International Game Technology	90,069	1,690,595
International Speedway Corp. Class A	54,075	1,538,434
Penn National Gaming Inc.(a)	120,298	3,269,700
Regal Entertainment Group Class A	68,453	988,461
Warner Music Group Corp.(a)	75,501	427,336

		13,104,790

ENVIRONMENTAL CONTROL—0.44%
Republic Services Inc.	394,751	11,175,401
Waste Connections Inc.(a)	38,031	1,267,954

		12,443,355
FOOD—3.73%
Campbell Soup Co.	113,980	3,852,524
ConAgra Foods Inc.	803,491	18,520,468
Corn Products International Inc.	133,856	3,912,611
Del Monte Foods Co.	357,006	4,048,448
Flowers Foods Inc.	24,505	582,239
H.J. Heinz Co.	107,052	4,577,544
Hershey Co. (The)	115,032	4,116,995
Hormel Foods Corp.	112,407	4,322,049
J.M. Smucker Co. (The)	212,759	13,137,868
Ralcorp Holdings Inc.(a)	101,710	6,073,104
Safeway Inc.	765,173	16,290,533
Sara Lee Corp.	939,178	11,439,188
Smithfield Foods Inc.(a)(b)	231,831	3,521,513
SUPERVALU Inc.	379,707	4,826,076
Tyson Foods Inc. Class A	543,086	6,663,665
Whole Foods Market Inc.(a)(b)	31,047	852,240

		106,737,065
FOREST PRODUCTS & PAPER—2.11%
International Paper Co.	776,496	20,794,563
MeadWestvaco Corp.	307,410	8,801,148
Plum Creek Timber Co. Inc.(b)	188,075	7,101,712
Rayonier Inc.	77,710	3,276,254
Temple-Inland Inc.	191,934	4,051,727
Weyerhaeuser Co.	379,725	16,381,336

		60,406,740
GAS—2.13%
AGL Resources Inc.	138,398	5,047,375
Atmos Energy Corp.	164,993	4,850,794
Energen Corp.	128,579	6,017,497
NiSource Inc.	493,374	7,588,092
Sempra Energy	438,886	24,568,837
Southern Union Co.	199,161	4,520,955
UGI Corp.	193,602	4,683,232
Vectren Corp.	146,133	3,606,562

		60,883,344
HAND & MACHINE TOOLS—0.89%
Black & Decker Corp. (The)	108,016	7,002,677
Kennametal Inc.	146,303	3,792,174
Lincoln Electric Holdings Inc.	76,703	4,100,542
Snap-On Inc.	74,941	3,167,007
Stanley Works (The)(b)	142,350	7,332,448

		25,394,848
HEALTH CARE - PRODUCTS—0.58%
Cooper Companies Inc. (The)	81,418	3,103,654
Hill-Rom Holdings Inc.	67,521	1,619,829
Hologic Inc.(a)	414,920	6,016,340
Inverness Medical Innovations Inc.(a)(b)	78,715	3,267,460
Kinetic Concepts Inc.(a)(b)	70,923	2,670,251

		16,677,534
HEALTH CARE - SERVICES—1.23%
Brookdale Senior Living Inc.(a)(b)	79,887	1,453,145
Community Health Systems Inc.(a)	82,470	2,935,932
Coventry Health Care Inc.(a)	190,886	4,636,621
Health Net Inc.(a)	186,069	4,333,547
Humana Inc.(a)	189,602	8,321,632
LifePoint Hospitals Inc.(a)	97,570	3,172,001

Lincare Holdings Inc.(a)	23,180	860,442
MEDNAX Inc.(a)	55,575	3,340,613
Tenet Healthcare Corp.(a)	277,153	1,493,855
Universal Health Services Inc. Class B	152,168	4,641,124

		35,188,912
HOLDING COMPANIES - DIVERSIFIED—0.18%
Leucadia National Corp.(a)	214,442	5,101,575

		5,101,575
HOME BUILDERS—1.01%
D.R. Horton Inc.	496,605	5,398,096
KB Home	128,019	1,751,300
Lennar Corp. Class A	266,834	3,407,470
M.D.C. Holdings Inc.	41,589	1,290,923
NVR Inc.(a)	8,614	6,122,056
Pulte Homes Inc.(a)(b)	537,295	5,372,950
Thor Industries Inc.	30,040	943,256
Toll Brothers Inc.(a)	245,185	4,611,930

		28,897,981
HOME FURNISHINGS—0.44%
Harman International Industries Inc.	54,992	1,940,118
Whirlpool Corp.(b)	132,630	10,697,936

		12,638,054
HOUSEHOLD PRODUCTS & WARES—0.85%
Avery Dennison Corp.	164,925	6,018,113
Clorox Co. (The)	28,299	1,726,239
Fortune Brands Inc.	269,537	11,643,998
Jarden Corp.	157,439	4,866,439

		24,254,789
HOUSEWARES—0.22%
Newell Rubbermaid Inc.	418,735	6,285,212

		6,285,212
INSURANCE—9.59%
Alleghany Corp.(a)	9,945	2,744,820
Allied World Assurance Holdings Ltd.	88,948	4,097,834
American Financial Group Inc.	155,020	3,867,749
American International Group Inc.(a)(b)	135,053	4,048,889
American National Insurance Co.	28,593	3,415,148
Aon Corp.	497,294	19,066,252
Arch Capital Group Ltd.(a)(b)	87,044	6,227,998
Arthur J. Gallagher & Co.	13,523	304,403
Aspen Insurance Holdings Ltd.	152,209	3,873,719
Assurant Inc.	208,036	6,132,901
Axis Capital Holdings Ltd.	186,346	5,294,090
Brown & Brown Inc.	54,772	984,253
CIGNA Corp.	458,237	16,162,019
Cincinnati Financial Corp.	259,955	6,821,219
CNA Financial Corp.(a)	26,667	640,008
Endurance Specialty Holdings Ltd.(b)	59,110	2,200,665
Erie Indemnity Co. Class A	16,476	642,894
Everest Re Group Ltd.	110,361	9,455,730
Fidelity National Financial Inc. Class A	360,955	4,858,454
First American Corp.	179,089	5,929,637
Genworth Financial Inc. Class A(a)	504,536	5,726,484
Hanover Insurance Group Inc. (The)	85,263	3,788,235
Hartford Financial Services Group Inc. (The)	688,119	16,005,648
HCC Insurance Holdings Inc.	201,607	5,638,948
Lincoln National Corp.	375,049	9,331,219
Markel Corp.(a)	17,672	6,008,480
Marsh & McLennan Companies Inc.	868,370	19,173,610
MBIA Inc.(a)(b)	237,029	943,375
Mercury General Corp.	47,424	1,861,866

Old Republic International Corp.	431,385	4,331,105
OneBeacon Insurance Group Ltd.	41,373	570,120
PartnerRe Ltd.	128,113	9,564,917
Progressive Corp. (The)(a)	1,098,710	19,765,793
Protective Life Corp.	150,845	2,496,485
Reinsurance Group of America Inc.	120,331	5,733,772
RenaissanceRe Holdings Ltd.	111,655	5,934,463
StanCorp Financial Group Inc.	88,354	3,535,927
Torchmark Corp.	148,566	6,529,476
Transatlantic Holdings Inc.	48,708	2,538,174
Unitrin Inc.	74,127	1,634,500
Unum Group	594,784	11,610,184
Validus Holdings Ltd.	145,639	3,923,515
W.R. Berkley Corp.	160,086	3,944,519
Wesco Financial Corp.	2,406	825,258
White Mountains Insurance Group Ltd.	14,082	4,684,518
XL Capital Ltd. Class A	614,139	11,257,168

		274,126,441
INTERNET—0.50%
Expedia Inc.(a)	29,000	745,590
IAC/InterActiveCorp(a)	95,763	1,961,226
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,070,026	11,599,082

		14,305,898
IRON & STEEL—1.76%
AK Steel Holding Corp.	197,262	4,211,544
Allegheny Technologies Inc.(b)	176,123	7,885,027
Carpenter Technology Corp.	79,511	2,142,821
Cliffs Natural Resources Inc.	212,315	9,785,598
Reliance Steel & Aluminum Co.	113,024	4,884,897
Schnitzer Steel Industries Inc. Class A	8,274	394,670
Steel Dynamics Inc.	386,073	6,841,214
United States Steel Corp.	257,464	14,191,416

		50,337,187
LEISURE TIME—0.52%
Harley-Davidson Inc.	420,774	10,603,505
Royal Caribbean Cruises Ltd.(a)	162,481	4,107,520

		14,711,025
LODGING—1.23%
Boyd Gaming Corp.(a)(b)	98,614	825,399
Choice Hotels International Inc.	37,711	1,193,930
Hyatt Hotels Corp. Class A(a)	29,532	880,349
Las Vegas Sands Corp.(a)(b)	131,514	1,964,819
Marriott International Inc. Class A(b)	284,239	7,745,513
MGM MIRAGE(a)(b)	190,841	1,740,470
Starwood Hotels & Resorts Worldwide Inc.	280,701	10,265,236
Wyndham Worldwide Corp.	178,389	3,598,106
Wynn Resorts Ltd.(b)	120,095	6,993,132

		35,206,954
MACHINERY—1.69%
AGCO Corp.(a)	166,420	5,382,023
Bucyrus International Inc.	104,434	5,886,945
Cummins Inc.	242,763	11,133,111
Gardner Denver Inc.	93,387	3,973,617
Graco Inc.	58,854	1,681,459
IDEX Corp.	59,498	1,853,363
Joy Global Inc.	22,406	1,155,926
Manitowoc Co. Inc. (The)	232,482	2,317,846
Rockwell Automation Inc.	229,063	10,761,380
Terex Corp.(a)	189,561	3,755,203
Zebra Technologies Corp. Class A(a)	9,913	281,133

		48,182,006

MANUFACTURING—3.11%
AptarGroup Inc.	121,378	4,338,050
Carlisle Companies Inc.	79,844	2,735,455
Crane Co.	42,768	1,309,556
Dover Corp.	97,989	4,077,322
Eaton Corp.	297,522	18,928,350
Harsco Corp.	38,939	1,255,004
ITT Corp.	294,591	14,652,956
Leggett & Platt Inc.	107,030	2,183,412
Parker Hannifin Corp.	288,353	15,536,460
Pentair Inc.	127,899	4,131,138
Roper Industries Inc.	22,946	1,201,682
SPX Corp.	88,014	4,814,366
Teleflex Inc.	41,312	2,226,304
Textron Inc.(b)	485,543	9,133,064
Trinity Industries Inc.	140,280	2,446,483

		88,969,602
MEDIA—2.37%
Cablevision NY Group Class A	420,893	10,867,457
CBS Corp. Class B NVS	1,091,342	15,333,355
Central European Media Enterprises Ltd. Class A(a)(b)	62,179	1,468,046
Discovery Communications Inc. Series C(a)	34,796	922,790
DISH Network Corp. Class A	361,175	7,501,605
Gannett Co. Inc.(b)	416,419	6,183,822
Liberty Global Inc. Series A(a)	477,179	10,454,992
Liberty Media Corp. - Liberty Capital Group Series A(a)	143,785	3,433,586
Meredith Corp.(b)	61,116	1,885,429
New York Times Co. (The) Class A(a)(b)	174,134	2,152,296
Scripps Networks Interactive Inc. Class A	64,274	2,667,371
Washington Post Co. (The) Class B	11,003	4,836,919

		67,707,668
METAL FABRICATE & HARDWARE—0.26%
Commercial Metals Co.	202,623	3,171,050
Timken Co. (The)	173,133	4,104,983

		7,276,033
MINING—0.62%
Compass Minerals International Inc.	27,154	1,824,477
Royal Gold Inc.	46,445	2,187,559
Titanium Metals Corp.(a)	153,370	1,920,192
Vulcan Materials Co.(b)	224,379	11,818,042

		17,750,270
OFFICE & BUSINESS EQUIPMENT—0.76%
Pitney Bowes Inc.	370,814	8,439,727
Xerox Corp.	1,553,664	13,143,997

		21,583,724
OIL & GAS—6.00%
Atwood Oceanics Inc.(a)	15,088	540,905
Cabot Oil & Gas Corp.	186,218	8,117,243
Cimarex Energy Co.	149,646	7,926,749
Comstock Resources Inc.(a)	76,736	3,113,180
Concho Resources Inc.(a)	136,825	6,143,442
Continental Resources Inc.(a)	28,393	1,217,776
Denbury Resources Inc.(a)(b)	448,016	6,630,637
Encore Acquisition Co.(a)	99,844	4,794,509
EXCO Resources Inc.	29,951	635,860
Forest Oil Corp.(a)	125,783	2,798,672
Frontier Oil Corp.	41,360	497,974
Helmerich & Payne Inc.	130,290	5,195,965
Mariner Energy Inc.(a)	21,088	244,832
Murphy Oil Corp.	342,743	18,576,671
Nabors Industries Ltd.(a)	508,097	11,122,243

Newfield Exploration Co.(a)	238,067	11,481,971
Noble Energy Inc.	311,439	22,180,686
Patterson-UTI Energy Inc.	236,563	3,631,242
Pioneer Natural Resources Co.	204,803	9,865,361
Plains Exploration & Production Co.(a)	114,514	3,167,457
Pride International Inc.(a)	166,036	5,298,209
Range Resources Corp.	239,777	11,952,883
Rowan Companies Inc.(a)	167,923	3,801,777
SandRidge Energy Inc.(a)	250,507	2,362,281
Seahawk Drilling Inc.(a)	11,057	249,225
St. Mary Land & Exploration Co.	84,191	2,882,700
Sunoco Inc.	210,725	5,499,922
Tesoro Corp.(b)	148,308	2,009,573
Unit Corp.(a)	73,115	3,107,387
Whiting Petroleum Corp.(a)	91,341	6,526,314

		171,573,646
OIL & GAS SERVICES—1.18%
BJ Services Co.	523,809	9,742,847
Cameron International Corp.(a)	34,893	1,458,527
Exterran Holdings Inc.(a)	60,492	1,297,553
Helix Energy Solutions Group Inc.(a)	184,633	2,169,438
Oil States International Inc.(a)	88,818	3,489,659
SEACOR Holdings Inc.(a)	36,180	2,758,725
Smith International Inc.	180,279	4,898,180
Superior Energy Services Inc.(a)	140,047	3,401,742
Tidewater Inc.	92,512	4,435,950

		33,652,621
PACKAGING & CONTAINERS—1.06%
Ball Corp.	59,035	3,052,109
Bemis Co. Inc.	193,821	5,746,793
Greif Inc. Class A	59,735	3,224,495
Owens-Illinois Inc.(a)	56,232	1,848,346
Packaging Corp. of America	166,424	3,829,416
Pactiv Corp.(a)	42,318	1,021,557
Sealed Air Corp.	284,413	6,217,268
Sonoco Products Co.	179,809	5,259,413

		30,199,397
PHARMACEUTICALS—1.80%
AmerisourceBergen Corp.	67,298	1,754,459
Endo Pharmaceuticals Holdings Inc.(a)	209,867	4,304,372
Forest Laboratories Inc.(a)	541,873	17,399,542
King Pharmaceuticals Inc.(a)	445,025	5,460,457
Mead Johnson Nutrition Co. Class A	183,127	8,002,650
Mylan Inc.(a)(b)	155,349	2,863,082
NBTY Inc.(a)	29,667	1,291,701
Omnicare Inc.	122,844	2,970,368
Watson Pharmaceuticals Inc.(a)	189,855	7,520,157

		51,566,788
PIPELINES—2.12%
El Paso Corp.	910,727	8,952,446
National Fuel Gas Co.	127,272	6,363,600
ONEOK Inc.	189,048	8,425,869
Questar Corp.	312,698	12,998,856
Spectra Energy Corp.	1,158,719	23,765,327

		60,506,098
REAL ESTATE—0.24%
Forest City Enterprises Inc. Class A(a)(b)	197,925	2,331,556
Jones Lang LaSalle Inc.	75,117	4,537,067

		6,868,623
REAL ESTATE INVESTMENT TRUSTS—8.93%
Alexandria Real Estate Equities Inc.	62,400	4,011,696

AMB Property Corp.	262,648	6,710,656
Annaly Capital Management Inc.	977,950	16,967,432
Apartment Investment and Management Co. Class A	211,507	3,367,191
AvalonBay Communities Inc.	143,539	11,785,987
Boston Properties Inc.	248,927	16,695,534
Brandywine Realty Trust	232,520	2,650,728
BRE Properties Inc. Class A	97,241	3,216,732
Camden Property Trust	119,711	5,072,155
Chimera Investment Corp.	1,201,840	4,663,139
Corporate Office Properties Trust	103,580	3,794,135
Douglas Emmett Inc.	217,076	3,093,333
Duke Realty Corp.	401,640	4,887,959
Equity Residential	491,981	16,619,118
Essex Property Trust Inc.	52,276	4,372,887
Federal Realty Investment Trust	92,205	6,244,123
HCP Inc.	322,307	9,843,256
Health Care REIT Inc.	107,079	4,745,741
Hospitality Properties Trust	219,448	5,203,112
Host Hotels & Resorts Inc.(a)	1,105,230	12,898,034
HRPT Properties Trust	401,562	2,598,106
Kimco Realty Corp.	676,211	9,149,135
Liberty Property Trust	200,487	6,417,589
Macerich Co. (The)	173,263	6,228,805
Mack-Cali Realty Corp.	143,287	4,953,432
Nationwide Health Properties Inc.	51,165	1,799,985
ProLogis	850,167	11,638,786
Realty Income Corp.(b)	187,257	4,851,829
Regency Centers Corp.	161,163	5,650,375
Senior Housing Properties Trust	228,136	4,989,334
SL Green Realty Corp.	137,651	6,915,586
Taubman Centers Inc.	95,271	3,421,182
UDR Inc.	269,338	4,427,917
Ventas Inc.	281,198	12,299,601
Vornado Realty Trust	276,399	19,331,346
Weingarten Realty Investors	187,891	3,718,363

		255,234,319
RETAIL—2.44%
Abercrombie & Fitch Co. Class A	78,993	2,752,906
AutoNation Inc.(a)(b)	117,164	2,243,691
Barnes & Noble Inc.	52,212	995,683
Big Lots Inc.(a)	132,236	3,832,199
BJ’s Wholesale Club Inc.(a)(b)	80,793	2,642,739
CarMax Inc.(a)	115,570	2,802,573
Chico’s FAS Inc.(a)	20,239	284,358
Dollar General Corp.(a)	20,838	467,396
Foot Locker Inc.	156,863	1,747,454
GameStop Corp. Class A(a)	34,977	767,395
J.C. Penney Co. Inc.	399,207	10,622,898
Limited Brands Inc.	154,862	2,979,545
Macy’s Inc.	755,631	12,664,376
Office Depot Inc.(a)	400,936	2,586,037
Penske Automotive Group Inc.(a)(b)	44,772	679,639
RadioShack Corp.	195,878	3,819,621
Rite Aid Corp.(a)(b)	1,057,712	1,597,145
Sears Holdings Corp.(a)(b)	89,423	7,462,349
Signet Jewelers Ltd.(a)	152,787	4,082,469
Tiffany & Co.	19,147	823,321
Wendy’s/Arby’s Group Inc. Class A	395,246	1,853,704
Williams-Sonoma Inc.	101,578	2,110,791

		69,818,289
SAVINGS & LOANS—1.28%
First Niagara Financial Group Inc.	338,156	4,703,750
Hudson City Bancorp Inc.	373,412	5,126,947
New York Community Bancorp Inc.	760,327	11,032,345
People’s United Financial Inc.	619,422	10,344,347

TFS Financial Corp.	131,847	1,600,623
Washington Federal Inc.	201,283	3,892,813

		36,700,825
SEMICONDUCTORS—2.04%
Advanced Micro Devices Inc.(a)	474,325	4,591,466
Atmel Corp.(a)	812,285	3,744,634
Cypress Semiconductor Corp.(a)	24,097	254,464
Fairchild Semiconductor International Inc.(a)	223,798	2,235,742
Integrated Device Technology Inc.(a)	234,097	1,514,608
International Rectifier Corp.(a)	71,669	1,585,318
Intersil Corp. Class A	110,591	1,696,466
KLA-Tencor Corp.	304,928	11,026,196
LSI Corp.(a)	1,165,351	7,003,760
Marvell Technology Group Ltd.(a)	92,318	1,915,599
Maxim Integrated Products Inc.	88,354	1,793,586
Microchip Technology Inc.(b)	28,289	822,078
Micron Technology Inc.(a)	1,252,619	13,227,657
Novellus Systems Inc.(a)	69,166	1,614,334
PMC-Sierra Inc.(a)	401,728	3,478,964
Rovi Corp.(a)	56,142	1,789,246

		58,294,118
SOFTWARE—0.93%
Autodesk Inc.(a)	132,378	3,363,725
Broadridge Financial Solutions Inc.	95,953	2,164,700
CA Inc.	161,303	3,622,865
Compuware Corp.(a)	435,171	3,146,286
Emdeon Inc. Class A(a)	12,475	190,244
Fidelity National Information Services Inc.	226,671	5,313,168
IMS Health Inc.	251,842	5,303,793
Novell Inc.(a)	338,177	1,403,435
Nuance Communications Inc.(a)	36,492	567,086
Total System Services Inc.	80,958	1,398,145

		26,473,447
TELECOMMUNICATIONS—3.69%
Amdocs Ltd.(a)	298,237	8,508,702
CenturyTel Inc.	533,004	19,300,075
Ciena Corp.(a)(b)	146,052	1,583,204
Clearwire Corp. Class A(a)(b)	113,155	764,928
CommScope Inc.(a)	168,434	4,468,554
Crown Castle International Corp.(a)	334,928	13,075,589
EchoStar Corp. Class A(a)	67,630	1,362,068
Frontier Communications Corp.	319,701	2,496,865
Harris Corp.	51,814	2,463,756
JDS Uniphase Corp.(a)	181,380	1,496,385
Leap Wireless International Inc.(a)(b)	25,271	443,506
Level 3 Communications Inc.(a)	2,937,160	4,493,855
NII Holdings Inc.(a)	282,595	9,489,540
Qwest Communications International Inc.	2,643,469	11,129,004
Telephone and Data Systems Inc.	163,019	5,529,604
Tellabs Inc.(a)	708,942	4,026,791
United States Cellular Corp.(a)	27,818	1,179,761
Virgin Media Inc.	518,156	8,720,566
Windstream Corp.	437,652	4,809,795

		105,342,548
TEXTILES—0.34%
Cintas Corp.	193,762	5,047,500
Mohawk Industries Inc.(a)	99,718	4,746,577

		9,794,077
TOYS, GAMES & HOBBIES—0.20%
Hasbro Inc.	90,375	2,897,423
Mattel Inc.	143,783	2,872,784

		5,770,207

TRANSPORTATION—0.70%
Alexander & Baldwin Inc.	74,269	2,542,228
Con-way Inc.	58,505	2,042,410
Frontline Ltd.(b)	93,291	2,548,710
Kansas City Southern Industries Inc.(a)	90,282	3,005,488
Kirby Corp.(a)(b)	76,465	2,663,276
Overseas Shipholding Group Inc.	42,296	1,858,909
Ryder System Inc.	100,757	4,148,166
Teekay Corp.	41,816	970,549
UTi Worldwide Inc.	14,187	203,158

		19,982,894
TRUCKING & LEASING—0.05%
GATX Corp.	48,203	1,385,836

		1,385,836
WATER—0.23%
American Water Works Co. Inc.	106,788	2,393,119
Aqua America Inc.	242,764	4,250,798

		6,643,917

TOTAL COMMON STOCKS
(Cost: $3,290,365,277)		2,850,334,886

Security	Shares	Value

RIGHTS—0.00%

TELECOMMUNICATIONS—0.00%
Clearwire Corp.(a)(b)	115,126	46,051

		46,051

TOTAL RIGHTS
(Cost: $0)		46,051

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.86%

MONEY MARKET FUNDS—4.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	115,967,940	115,967,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	18,861,922	18,861,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	4,118,020	4,118,020

		138,947,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,947,882)		138,947,882

TOTAL INVESTMENTS IN SECURITIES—104.59%
(Cost: $3,429,313,159)		2,989,328,819
Other Assets, Less Liabilities—(4.59)%		(131,076,120)

NET ASSETS—100.00%		$2,858,252,699

NVS Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—2.76%
Boeing Co. (The)	301,852	$16,339,249
General Dynamics Corp.	160,057	10,911,086
Lockheed Martin Corp.	132,648	9,995,027
Raytheon Co.	158,771	8,179,882
United Technologies Corp.	389,487	27,034,293

		72,459,537
AGRICULTURE—2.80%
Altria Group Inc.	860,871	16,898,898
Monsanto Co.	226,433	18,510,898
Philip Morris International Inc.	791,288	38,132,169

		73,541,965
APPAREL—0.41%
Nike Inc. Class B	161,623	10,678,432

		10,678,432
AUTO MANUFACTURERS—0.52%
Ford Motor Co.(a)(b)	1,373,204	13,732,040

		13,732,040
BANKS—5.87%
Bank of America Corp.	4,128,139	62,169,773
Bank of New York Mellon Corp. (The)	500,097	13,987,713
Regions Financial Corp.	495,187	2,619,539
U.S. Bancorp	794,493	17,884,037
Wells Fargo & Co.(b)	2,123,349	57,309,189

		153,970,251
BEVERAGES—3.60%
Coca-Cola Co. (The)	962,656	54,871,392
PepsiCo Inc.	648,269	39,414,755

		94,286,147
BIOTECHNOLOGY—0.91%
Amgen Inc.(a)	420,485	23,786,836

		23,786,836
CHEMICALS—0.98%
Dow Chemical Co. (The)	474,836	13,119,719
E.I. du Pont de Nemours and Co.	375,129	12,630,593

		25,750,312
COMMERCIAL SERVICES—0.39%
MasterCard Inc. Class A	39,824	10,194,147

		10,194,147
COMPUTERS—8.62%
Apple Inc.(a)	374,177	78,898,962

Dell Inc.(a)	714,101	10,254,490
EMC Corp.(a)	847,311	14,802,523
Hewlett-Packard Co.	985,042	50,739,513
International Business Machines Corp.	545,731	71,436,188

		226,131,676
COSMETICS & PERSONAL CARE—3.67%
Avon Products Inc.	177,998	5,606,937
Colgate-Palmolive Co.	206,555	16,968,493
Procter & Gamble Co. (The)	1,213,808	73,593,179

		96,168,609
DIVERSIFIED FINANCIAL SERVICES—6.78%
American Express Co.	494,026	20,017,934
Capital One Financial Corp.	187,539	7,190,245
Citigroup Inc.	8,101,018	26,814,370
Goldman Sachs Group Inc. (The)	213,575	36,060,003
JPMorgan Chase & Co.	1,637,116	68,218,624
Morgan Stanley	564,753	16,716,689
NYSE Euronext Inc.	108,369	2,741,736

		177,759,601
ELECTRIC—1.44%
American Electric Power Co. Inc.	199,089	6,926,306
Entergy Corp.	78,756	6,445,391
Exelon Corp.	273,802	13,380,704
Southern Co.	332,020	11,062,906

		37,815,307
FOOD—1.09%
Campbell Soup Co.	79,162	2,675,676
H.J. Heinz Co.	131,561	5,625,548
Kraft Foods Inc. Class A	613,660	16,679,279
Sara Lee Corp.	290,642	3,540,020

		28,520,523
FOREST PRODUCTS & PAPER—0.14%
Weyerhaeuser Co.	88,098	3,800,548

		3,800,548
HEALTH CARE - PRODUCTS—4.15%
Baxter International Inc.	250,412	14,694,176
Johnson & Johnson	1,146,247	73,829,769
Medtronic Inc.	459,804	20,222,180

		108,746,125
HEALTH CARE - SERVICES—0.56%
UnitedHealth Group Inc.	482,742	14,713,976

		14,713,976
INSURANCE—0.71%
Allstate Corp. (The)	223,609	6,717,214
MetLife Inc.	339,863	12,014,157

		18,731,371
INTERNET—3.08%
Amazon.com Inc.(a)	138,506	18,631,827
Google Inc. Class A(a)	100,170	62,103,397

		80,735,224
MACHINERY—0.56%
Caterpillar Inc.	258,679	14,742,116

		14,742,116

MANUFACTURING—3.95%
General Electric Co.	4,423,412	66,926,224
Honeywell International Inc.	316,755	12,416,796
3M Co.	294,117	24,314,652

		103,657,672
MEDIA—2.77%
Comcast Corp. Class A	1,185,941	19,994,965
News Corp. Class A NVS	935,453	12,806,352
Time Warner Inc.	484,956	14,131,618
Walt Disney Co. (The)	798,870	25,763,557

		72,696,492
MINING—0.80%
Alcoa Inc.	406,129	6,546,799
Freeport-McMoRan Copper & Gold Inc.(a)	178,503	14,332,006

		20,878,805
OFFICE & BUSINESS EQUIPMENT—0.12%
Xerox Corp.	362,307	3,065,117

		3,065,117
OIL & GAS—10.34%
Chevron Corp.	833,488	64,170,241
ConocoPhillips	616,386	31,478,833
Devon Energy Corp.	184,386	13,552,371
Exxon Mobil Corp.	1,972,219	134,485,614
Occidental Petroleum Corp.	337,199	27,431,139

		271,118,198
OIL & GAS SERVICES—2.16%
Baker Hughes Inc.(b)	129,162	5,228,478
Halliburton Co.	374,250	11,261,182
National Oilwell Varco Inc.	173,214	7,637,005
Schlumberger Ltd.	498,850	32,470,146

		56,596,811
PHARMACEUTICALS—6.72%
Abbott Laboratories	642,581	34,692,948
Bristol-Myers Squibb Co.	714,574	18,042,993
Gilead Sciences Inc.(a)	373,862	16,180,747
Merck & Co. Inc.	1,268,950	46,367,433
Pfizer Inc.	3,352,420	60,980,520

		176,264,641
PIPELINES—0.20%
Williams Companies Inc. (The)	243,050	5,123,494

		5,123,494
RETAIL—6.48%
Costco Wholesale Corp.	180,865	10,701,782
CVS Caremark Corp.	585,989	18,874,706
Home Depot Inc. (The)	706,410	20,436,441
Lowe’s Companies Inc.	611,445	14,301,699
McDonald’s Corp.	448,336	27,994,100
Target Corp.	312,532	15,117,173
Walgreen Co.	410,790	15,084,209
Wal-Mart Stores Inc.	886,426	47,379,470

		169,889,580
SEMICONDUCTORS—2.30%
Intel Corp.	2,294,059	46,798,804
Texas Instruments Inc.	520,259	13,557,950

		60,356,754

SOFTWARE—5.25%
Microsoft Corp.	3,209,218	97,849,057
Oracle Corp.	1,624,480	39,864,739

		137,713,796
TELECOMMUNICATIONS—7.69%
AT&T Inc.	2,451,523	68,716,190
Cisco Systems Inc.(a)	2,389,856	57,213,153
QUALCOMM Inc.	693,913	32,100,415
Sprint Nextel Corp.(a)	1,237,492	4,529,221
Verizon Communications Inc.	1,180,117	39,097,276

		201,656,255
TRANSPORTATION—2.03%
Burlington Northern Santa Fe Corp.	108,753	10,725,221
FedEx Corp.	129,648	10,819,126
Norfolk Southern Corp.	152,398	7,988,703
United Parcel Service Inc. Class B	412,451	23,662,314

		53,195,364

TOTAL COMMON STOCKS
(Cost: $3,301,551,360)		2,618,477,722

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.09%

MONEY MARKET FUNDS—1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	23,253,177	23,253,177
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	3,782,077	3,782,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	1,534,769	1,534,769

		28,570,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,570,023)		28,570,023

TOTAL INVESTMENTS IN SECURITIES—100.94%
(Cost: $3,330,121,383)		2,647,047,745
Other Assets, Less Liabilities—(0.94)%		(24,566,934)

NET ASSETS—100.00%		$2,622,480,811

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.17%
Harte-Hanks Inc.	1,267	$13,658
Interpublic Group of Companies Inc. (The)(a)	13,783	101,719
inVentiv Health Inc.(a)	1,023	16,542
Lamar Advertising Co. Class A(a)	1,409	43,806
Omnicom Group Inc.	8,609	337,042

		512,767
AEROSPACE & DEFENSE—2.07%
AAR Corp.(a)	1,030	23,669
AeroVironment Inc.(a)	431	12,533
Alliant Techsystems Inc.(a)	903	79,708
BE Aerospace Inc.(a)	2,734	64,249
Boeing Co. (The)	20,033	1,084,386
Curtiss-Wright Corp.	1,260	39,463
Esterline Technologies Corp.(a)	883	36,000
GenCorp Inc.(a)	1,645	11,515
General Dynamics Corp.	10,649	725,942
Goodrich Corp.	3,450	221,662
Kaman Corp.	742	17,133
L-3 Communications Holdings Inc.	3,226	280,501
Lockheed Martin Corp.	8,788	662,176
Moog Inc. Class A(a)	1,332	38,934
Northrop Grumman Corp.	8,588	479,640
Orbital Sciences Corp.(a)	1,447	22,081
Raytheon Co.	10,508	541,372
Rockwell Collins Inc.	4,316	238,934
Teledyne Technologies Inc.(a)	986	37,823
Triumph Group Inc.	480	23,160
United Technologies Corp.	25,914	1,798,691

		6,439,572
AGRICULTURE—1.96%
Alliance One International Inc.(a)	2,445	11,932
Altria Group Inc.	57,135	1,121,560
Andersons Inc. (The)	516	13,323
Archer-Daniels-Midland Co.	17,798	557,255
Lorillard Inc.	4,376	351,086
Monsanto Co.	15,036	1,229,193
Philip Morris International Inc.	52,640	2,536,722
Reynolds American Inc.	4,660	246,840
Universal Corp.	742	33,843

		6,101,754
AIRLINES—0.12%
AirTran Holdings Inc.(a)	3,202	16,714
Alaska Air Group Inc.(a)	918	31,726
Allegiant Travel Co.(a)(b)	424	20,000
JetBlue Airways Corp.(a)	6,144	33,485
SkyWest Inc.	1,474	24,940
Southwest Airlines Co.	20,721	236,841

		363,706

APPAREL—0.61%
Carter’s Inc.(a)	1,577	41,396
Coach Inc.	8,809	321,793
Crocs Inc.(a)	2,345	13,484
Deckers Outdoor Corp.(a)	381	38,755
Guess? Inc.	1,567	66,284
Gymboree Corp.(a)	870	37,836
Hanesbrands Inc.(a)	2,721	65,603
Iconix Brand Group Inc.(a)	1,978	25,022
K-Swiss Inc. Class A(a)	773	7,684
Liz Claiborne Inc.(a)	2,378	13,388
Maidenform Brands Inc.(a)	591	9,864
Nike Inc. Class B	10,784	712,499
Oxford Industries Inc.	466	9,637
Perry Ellis International Inc.(a)	353	5,316
Phillips-Van Heusen Corp.	1,493	60,735
Polo Ralph Lauren Corp.	1,622	131,350
Quiksilver Inc.(a)	3,443	6,955
SKECHERS U.S.A. Inc. Class A(a)	851	25,028
Timberland Co. Class A(a)	1,092	19,580
True Religion Apparel Inc.(a)(b)	669	12,370
VF Corp.	2,438	178,559
Volcom Inc.(a)	354	5,926
Warnaco Group Inc. (The)(a)	1,224	51,641
Wolverine World Wide Inc.	1,361	37,046

		1,897,751
AUTO MANUFACTURERS—0.44%
Ford Motor Co.(a)	91,035	910,350
Oshkosh Corp.	2,447	90,612
PACCAR Inc.	10,025	363,607

		1,364,569
AUTO PARTS & EQUIPMENT—0.24%
ATC Technology Corp.(a)	500	11,925
BorgWarner Inc.	3,182	105,706
Goodyear Tire & Rubber Co. (The)(a)	6,660	93,906
Johnson Controls Inc.	18,548	505,248
Spartan Motors Inc.	978	5,506
Standard Motor Products Inc.(a)	345	2,939
Superior Industries International Inc.	740	11,322

		736,552
BANKS—4.90%
Associated Banc-Corp	3,488	38,403
BancorpSouth Inc.	2,023	47,460
Bank Mutual Corp.	1,560	10,795
Bank of America Corp.	274,603	4,135,521
Bank of Hawaii Corp.	1,362	64,096
Bank of New York Mellon Corp. (The)	33,157	927,401
Bank of the Ozarks Inc.	348	10,186
BB&T Corp.	19,060	483,552
Boston Private Financial Holdings Inc.	1,821	10,507
Cathay General Bancorp(b)	1,482	11,189
City Holding Co.	446	14,419
City National Corp.	1,157	52,759
Columbia Banking System Inc.	833	13,478
Comerica Inc.	4,193	123,987
Commerce Bancshares Inc.	2,001	77,479
Community Bank System Inc.	895	17,282
Cullen/Frost Bankers Inc.	1,616	80,800
Discover Financial Services	15,009	220,782

East West Bancorp Inc.	2,537	40,085
Fifth Third Bancorp	21,789	212,443
First BanCorp (Puerto Rico)	1,936	4,453
First Commonwealth Financial Corp.	1,992	9,263
First Financial Bancorp	1,290	18,782
First Financial Bankshares Inc.	611	33,135
First Horizon National Corp.(a)	6,023	80,708
First Midwest Bancorp Inc.	1,384	15,072
FirstMerit Corp.	2,284	46,000
Fulton Financial Corp.	4,845	42,248
Glacier Bancorp Inc.	1,804	24,751
Hancock Holding Co.	716	31,354
Hanmi Financial Corp.(a)(b)	1,154	1,385
Home Bancshares Inc.	623	14,996
Huntington Bancshares Inc.	19,730	72,014
Independent Bank Corp. (Massachusetts)	679	14,184
International Bancshares Corp.(b)	1,430	27,070
KeyCorp	24,221	134,427
M&T Bank Corp.	2,274	152,108
Marshall & Ilsley Corp.	14,082	76,747
Nara Bancorp Inc.(a)	653	7,405
National Penn Bancshares Inc.	3,228	18,690
NBT Bancorp Inc.	923	18,802
Northern Trust Corp.	6,656	348,774
Old National Bancorp	2,459	30,565
PacWest Bancorp	759	15,294
Pinnacle Financial Partners Inc.(a)	1,049	14,917
PNC Financial Services Group Inc. (The)(c)	12,746	672,861
PrivateBancorp Inc.	1,598	14,334
Prosperity Bancshares Inc.	1,225	49,576
Regions Financial Corp.	33,275	176,025
S&T Bancorp Inc.	659	11,210
Signature Bank(a)	1,069	34,101
Simmons First National Corp. Class A	348	9,674
South Financial Group Inc. (The)	6,063	3,909
State Street Corp.	13,685	595,845
Sterling Bancorp	518	3,699
Sterling Bancshares Inc.	1,987	10,193
SunTrust Banks Inc.	13,738	278,744
Susquehanna Bancshares Inc.	2,346	13,818
SVB Financial Group(a)	1,124	46,860
Synovus Financial Corp.	13,425	27,521
TCF Financial Corp.	3,187	43,407
Tompkins Financial Corp.	189	7,654
TrustCo Bank Corp. NY	2,235	14,080
Trustmark Corp.	1,632	36,785
U.S. Bancorp	52,741	1,187,200
UMB Financial Corp.	868	34,156
Umpqua Holdings Corp.	2,381	31,929
United Bancshares Inc.(b)	1,094	21,847
United Community Banks Inc.(a)	2,062	6,990
Valley National Bancorp	3,999	56,506
Webster Financial Corp.	1,598	18,968
Wells Fargo & Co.	141,246	3,812,230
Westamerica Bancorporation(b)	785	43,465
Whitney Holding Corp.	2,589	23,586
Wilmington Trust Corp.	1,903	23,483
Wilshire Bancorp Inc.	388	3,178
Wintrust Financial Corp.	733	22,569
Zions Bancorporation(b)	3,927	50,383

		15,232,554
BEVERAGES—2.41%
Boston Beer Co. Inc. Class A(a)	274	12,768

Brown-Forman Corp. Class B NVS	3,080	164,996
Coca-Cola Co. (The)	64,037	3,650,109
Coca-Cola Enterprises Inc.	8,837	187,344
Constellation Brands Inc. Class A(a)	5,604	89,272
Dr Pepper Snapple Group Inc.	7,099	200,902
Green Mountain Coffee Roasters Inc.(a)	954	77,722
Hansen Natural Corp.(a)	1,996	76,646
Molson Coors Brewing Co. Class B NVS	4,357	196,762
Peet’s Coffee & Tea Inc.(a)	426	14,199
Pepsi Bottling Group Inc.	4,018	150,675
PepsiAmericas Inc.	1,639	47,957
PepsiCo Inc.	43,127	2,622,122

		7,491,474
BIOTECHNOLOGY—1.26%
Affymetrix Inc.(a)	1,983	11,581
Amgen Inc.(a)	27,976	1,582,602
ArQule Inc.(a)	986	3,638
Biogen Idec Inc.(a)	7,969	426,341
Bio-Rad Laboratories Inc. Class A(a)	527	50,834
Cambrex Corp.(a)	763	4,258
Celgene Corp.(a)	12,686	706,356
Charles River Laboratories International Inc.(a)	1,888	63,607
CryoLife Inc.(a)	649	4,167
Enzo Biochem Inc.(a)	768	4,132
Genzyme Corp.(a)	7,231	354,391
Integra LifeSciences Holdings Corp.(a)	523	19,236
Life Technologies Corp.(a)	4,944	258,225
Martek Biosciences Corp.(a)	966	18,296
Millipore Corp.(a)	1,518	109,827
Regeneron Pharmaceuticals Inc.(a)	1,775	42,919
Savient Pharmaceuticals Inc.(a)	1,994	27,138
Vertex Pharmaceuticals Inc.(a)	5,349	229,205

		3,916,753
BUILDING MATERIALS—0.15%
AAON Inc.	361	7,036
Apogee Enterprises Inc.	893	12,502
Comfort Systems USA Inc.	1,067	13,167
Drew Industries Inc.(a)	470	9,705
Eagle Materials Inc.	1,210	31,520
Lennox International Inc.	1,383	53,992
Martin Marietta Materials Inc.(b)	1,253	112,031
Masco Corp.	10,039	138,639
NCI Building Systems Inc.(a)	3,472	6,284
Quanex Building Products Corp.	1,122	19,040
Simpson Manufacturing Co. Inc.(b)	1,029	27,670
Texas Industries Inc.	777	27,187
Universal Forest Products Inc.	516	18,994

		477,767
CHEMICALS—1.69%
A. Schulman Inc.	856	17,274
Air Products and Chemicals Inc.	5,868	475,660
Airgas Inc.	2,263	107,719
Albemarle Corp.	2,493	90,670
American Vanguard Corp.	564	4,681
Arch Chemicals Inc.	742	22,913
Ashland Inc.	2,053	81,340
Balchem Corp.	515	17,258
Cabot Corp.	1,775	46,558
CF Industries Holdings Inc.	1,341	121,736
Cytec Industries Inc.	1,373	50,005
Dow Chemical Co. (The)	31,653	874,572

E.I. du Pont de Nemours and Co.	24,866	837,238
Eastman Chemical Co.	2,002	120,600
Ecolab Inc.	6,592	293,871
FMC Corp.	2,013	112,245
H.B. Fuller Co.	1,371	31,190
International Flavors & Fragrances Inc.	2,193	90,220
Lubrizol Corp.	1,887	137,657
Minerals Technologies Inc.	482	26,255
NewMarket Corp.	308	35,349
Olin Corp.	2,066	36,196
OM Group Inc.(a)	871	27,341
Penford Corp.	347	3,015
PolyOne Corp.(a)	2,750	20,542
PPG Industries Inc.	4,594	268,933
Praxair Inc.	8,475	680,627
Quaker Chemical Corp.	347	7,162
RPM International Inc.	3,477	70,687
Sensient Technologies Corp.	1,384	36,399
Sherwin-Williams Co. (The)	2,539	156,529
Sigma-Aldrich Corp.	3,395	171,549
Stepan Co.	216	13,999
Terra Industries Inc.	2,698	86,849
Valspar Corp. (The)	2,881	78,190
Zep Inc.	639	11,067

		5,264,096
COAL—0.26%
Arch Coal Inc.	4,511	100,370
CONSOL Energy Inc.	5,037	250,843
Massey Energy Co.	2,336	98,135
Patriot Coal Corp.(a)	2,160	33,394
Peabody Energy Corp.	7,394	334,283

		817,025
COMMERCIAL SERVICES—1.96%
Aaron’s Inc.	1,576	43,702
ABM Industries Inc.	1,405	29,027
Administaff Inc.	648	15,286
Alliance Data Systems Corp.(a)	1,451	93,720
American Public Education Inc.(a)(b)	447	15,359
AMN Healthcare Services Inc.(a)	900	8,154
Apollo Group Inc. Class A(a)	3,548	214,938
Arbitron Inc.	718	16,816
Bowne & Co. Inc.	941	6,286
Brink’s Home Security Holdings Inc.(a)	1,297	42,334
Capella Education Co.(a)	391	29,442
Career Education Corp.(a)	2,013	46,923
CDI Corp.	387	5,012
Chemed Corp.	597	28,638
Coinstar Inc.(a)	897	24,919
Consolidated Graphics Inc.(a)	351	12,292
Convergys Corp.(a)	3,468	37,281
Corinthian Colleges Inc.(a)	2,530	34,838
Corporate Executive Board Co. (The)	909	20,743
Corrections Corp. of America(a)	3,244	79,640
CorVel Corp.(a)	229	7,681
Cross Country Healthcare Inc.(a)	650	6,441
Deluxe Corp.	1,445	21,372
DeVry Inc.	1,675	95,023
Equifax Inc.	3,557	109,876
Exponent Inc.(a)	379	10,551
Forrester Research Inc.(a)	428	11,107
FTI Consulting Inc.(a)	1,432	67,533
Gartner Inc.(a)	1,537	27,727

GEO Group Inc. (The)(a)	1,412	30,895
H&R Block Inc.	9,168	207,380
Healthcare Services Group Inc.	1,152	24,722
HealthSpring Inc.(a)	1,495	26,327
Heartland Payment Systems Inc.	1,061	13,931
Heidrick & Struggles International Inc.	548	17,120
Hewitt Associates Inc. Class A(a)	2,254	95,254
Hillenbrand Inc.	1,756	33,083
HMS Holdings Corp.(a)	676	32,914
Iron Mountain Inc.(a)	5,058	115,120
ITT Educational Services Inc.(a)	885	84,925
Kelly Services Inc. Class A(a)	607	7,242
Kendle International Inc.(a)	355	6,500
Korn/Ferry International(a)	1,400	23,100
Landauer Inc.	277	17,008
Lender Processing Services Inc.	2,653	107,871
Live Nation Inc.(a)	2,338	19,896
Manpower Inc.	2,137	116,637
MasterCard Inc. Class A	2,657	680,139
MAXIMUS Inc.	509	25,450
McKesson Corp.	7,409	463,062
Midas Inc.(a)	348	2,941
Monro Muffler Brake Inc.	542	18,124
Monster Worldwide Inc.(a)	3,610	62,814
Moody’s Corp.	5,432	145,578
MPS Group Inc.(a)	2,430	33,388
Navigant Consulting Inc.(a)	1,434	21,309
On Assignment Inc.(a)	893	6,385
PAREXEL International Corp.(a)	1,494	21,065
Pharmaceutical Product Development Inc.	3,318	77,774
Pre-Paid Legal Services Inc.(a)	242	9,941
Quanta Services Inc.(a)	5,793	120,726
R.R. Donnelley & Sons Co.	5,625	125,269
Rent-A-Center Inc.(a)	1,760	31,187
Rewards Network Inc.	261	3,299
Robert Half International Inc.	4,143	110,742
Rollins Inc.	1,275	24,582
SAIC Inc.(a)	8,171	154,759
Service Corp. International	6,700	54,873
Sotheby’s	1,945	43,724
Spherion Corp.(a)	1,712	9,621
StarTek Inc.(a)	354	2,648
Strayer Education Inc.(b)	390	82,871
TeleTech Holdings Inc.(a)	794	15,904
Ticketmaster Entertainment Inc.(a)	1,109	13,552
TrueBlue Inc.(a)	1,389	20,571
United Rentals Inc.(a)	1,571	15,412
Universal Technical Institute Inc.(a)	652	13,170
Viad Corp.	649	13,389
Visa Inc. Class A	12,361	1,081,093
Volt Information Sciences Inc.(a)	388	3,880
Watson Wyatt Worldwide Inc. Class A	1,221	58,022
Western Union Co.	18,867	355,643
Wright Express Corp.(a)	987	31,446

		6,096,939
COMPUTERS—5.73%
Affiliated Computer Services Inc. Class A(a)	2,682	160,089
Agilysys Inc.	438	3,986
Apple Inc.(a)	24,890	5,248,305
CACI International Inc. Class A(a)	789	38,543
Cadence Design Systems Inc.(a)	7,213	43,206
CIBER Inc.(a)	1,858	6,410
Cognizant Technology Solutions Corp. Class A(a)	8,185	370,780

Compellent Technologies Inc.(a)	475	10,773
Computer Sciences Corp.(a)	4,250	244,502
Dell Inc.(a)	47,286	679,027
Diebold Inc.	1,779	50,613
DST Systems Inc.(a)	1,144	49,821
EMC Corp.(a)	56,272	983,072
FactSet Research Systems Inc.	1,142	75,224
Hewlett-Packard Co.	65,527	3,375,296
Hutchinson Technology Inc.(a)	768	7,880
Insight Enterprises Inc.(a)	1,473	16,822
Integral Systems Inc.(a)	480	4,157
International Business Machines Corp.	36,301	4,751,801
Jack Henry & Associates Inc.	2,268	52,436
Lexmark International Inc. Class A(a)	2,164	56,221
Manhattan Associates Inc.(a)	728	17,494
Mentor Graphics Corp.(a)	2,920	25,784
Mercury Computer Systems Inc.(a)	658	7,245
MICROS Systems Inc.(a)	2,259	70,097
MTS Systems Corp.	528	15,175
NCR Corp.(a)	4,301	47,870
NetApp Inc.(a)	9,426	324,160
NetScout Systems Inc.(a)	943	13,806
Palm Inc.(a)(b)	4,419	44,367
Radiant Systems Inc.(a)	655	6,812
RadiSys Corp.(a)	522	4,985
SanDisk Corp.(a)	6,265	181,622
Sigma Designs Inc.(a)(b)	745	7,971
SRA International Inc. Class A(a)	1,137	21,717
Stratasys Inc.(a)	611	10,558
Sun Microsystems Inc.(a)	21,049	197,229
Sykes Enterprises Inc.(a)	1,074	27,355
Synaptics Inc.(a)(b)	1,026	31,447
Synopsys Inc.(a)	3,993	88,964
Teradata Corp.(a)	4,767	149,827
Tyler Technologies Inc.(a)	679	13,519
Western Digital Corp.(a)	6,210	274,171

		17,811,139
COSMETICS & PERSONAL CARE—2.14%
Alberto-Culver Co.	2,305	67,513
Avon Products Inc.	11,793	371,479
Chattem Inc.(a)	518	48,329
Colgate-Palmolive Co.	13,712	1,126,441
Estee Lauder Companies Inc. (The) Class A	3,277	158,476
Procter & Gamble Co. (The)	80,741	4,895,327

		6,667,565
DISTRIBUTION & WHOLESALE—0.29%
Brightpoint Inc.(a)	2,190	16,096
Fastenal Co.	3,616	150,570
Genuine Parts Co.	4,461	169,340
Ingram Micro Inc. Class A(a)	4,413	77,007
LKQ Corp.(a)	3,810	74,638
MWI Veterinary Supply Inc.(a)	347	13,082
Owens & Minor Inc.	1,158	49,713
Pool Corp.	1,452	27,704
ScanSource Inc.(a)	730	19,491
Tech Data Corp.(a)	1,355	63,224
United Stationers Inc.(a)	613	34,849
W.W. Grainger Inc.	1,773	171,680
Watsco Inc.	842	41,241

		908,635

DIVERSIFIED FINANCIAL SERVICES—5.08%
Affiliated Managers Group Inc.(a)	1,158	77,991
American Express Co.	32,819	1,329,826
AmeriCredit Corp.(a)	2,540	48,362
Ameriprise Financial Inc.	7,035	273,099
Capital One Financial Corp.	12,320	472,349
Charles Schwab Corp. (The)	26,392	496,697
Citigroup Inc.	538,968	1,783,984
CME Group Inc.	1,846	620,164
E*TRADE Financial Corp.(a)	42,787	74,877
Eaton Vance Corp.	3,236	98,407
Federated Investors Inc. Class B	2,522	69,355
Financial Federal Corp.	775	21,312
Franklin Resources Inc.	4,110	432,988
Goldman Sachs Group Inc. (The)	14,209	2,399,048
Greenhill & Co. Inc.	560	44,934
IntercontinentalExchange Inc.(a)	2,040	229,092
Invesco Ltd.	11,694	274,692
Investment Technology Group Inc.(a)	1,248	24,586
Janus Capital Group Inc.	5,010	67,384
Jefferies Group Inc.(a)(b)	3,272	77,645
JPMorgan Chase & Co.	108,899	4,537,821
LaBranche & Co. Inc.(a)	1,764	5,010
Legg Mason Inc.	4,530	136,625
Morgan Stanley	37,486	1,109,586
NASDAQ OMX Group Inc. (The)(a)	4,040	80,073
National Financial Partners Corp.(a)	1,137	9,198
NYSE Euronext Inc.	7,251	183,450
optionsXpress Holdings Inc.	1,276	19,714
Piper Jaffray Companies(a)	482	24,394
Portfolio Recovery Associates Inc.(a)	478	21,453
Raymond James Financial Inc.(b)	2,816	66,936
SLM Corp.(a)	13,055	147,130
Stifel Financial Corp.(a)	860	50,946
SWS Group Inc.	736	8,906
T. Rowe Price Group Inc.	7,086	377,329
TradeStation Group Inc.(a)	643	5,073
Waddell & Reed Financial Inc. Class A	2,380	72,685
World Acceptance Corp.(a)	522	18,703

		15,791,824
ELECTRIC—3.34%
AES Corp. (The)(a)	18,605	247,633
Allegheny Energy Inc.	4,738	111,248
ALLETE Inc.	787	25,719
Alliant Energy Corp.	3,112	94,169
Ameren Corp.	6,474	180,948
American Electric Power Co. Inc.	13,253	461,072
Avista Corp.	1,471	31,759
Black Hills Corp.	997	26,550
CenterPoint Energy Inc.	10,701	155,272
Central Vermont Public Service Corp.	354	7,363
CH Energy Group Inc.	404	17,178
Cleco Corp.	1,608	43,947
CMS Energy Corp.	6,254	97,938
Consolidated Edison Inc.	7,738	351,537
Constellation Energy Group Inc.	5,610	197,304
Dominion Resources Inc.	16,484	641,557
DPL Inc.	3,326	91,798
DTE Energy Co.	4,559	198,727
Duke Energy Corp.	36,102	621,315
Dynegy Inc. Class A(a)	14,378	26,024
Edison International	9,037	314,307
El Paso Electric Co.(a)	1,142	23,160
Entergy Corp.	5,248	429,496

Exelon Corp.	18,273	893,002
FirstEnergy Corp.	8,401	390,226
FPL Group Inc.	11,457	605,159
Great Plains Energy Inc.	3,653	70,832
Hawaiian Electric Industries Inc.	2,573	53,776
IDACORP Inc.	1,250	39,937
Integrys Energy Group Inc.	2,148	90,195
MDU Resources Group Inc.	5,217	123,121
Northeast Utilities	4,880	125,855
NSTAR	2,922	107,530
NV Energy Inc.	6,389	79,096
OGE Energy Corp.	2,636	97,242
Pepco Holdings Inc.	6,094	102,684
PG&E Corp.	10,271	458,600
Pinnacle West Capital Corp.	2,819	103,119
PNM Resources Inc.	2,626	33,219
PPL Corp.	10,397	335,927
Progress Energy Inc.	7,712	316,269
Public Service Enterprise Group Inc.	14,062	467,561
SCANA Corp.	3,024	113,944
Southern Co.	22,062	735,106
TECO Energy Inc.	5,970	96,833
UIL Holdings Corp.	856	24,036
UniSource Energy Corp.	1,023	32,930
Westar Energy Inc.	2,921	63,444
Wisconsin Energy Corp.	3,225	160,702
Xcel Energy Inc.	12,552	266,353

		10,382,719
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Advanced Energy Industries Inc.(a)	895	13,497
AMETEK Inc.	3,020	115,485
Belden Inc.	1,256	27,532
Emerson Electric Co.	20,832	887,443
Encore Wire Corp.	528	11,125
Energizer Holdings Inc.(a)	1,913	117,229
Greatbatch Inc.(a)	614	11,807
Hubbell Inc. Class B	1,524	72,085
Littelfuse Inc.(a)	650	20,898
Magnetek Inc.(a)	986	1,518
Molex Inc.	3,746	80,726
Vicor Corp.(a)	613	5,701

		1,365,046
ELECTRONICS—0.88%
Agilent Technologies Inc.(a)	9,498	295,103
American Science and Engineering Inc.	248	18,808
Amphenol Corp. Class A	4,781	220,787
Analogic Corp.	389	14,980
Arrow Electronics Inc.(a)	3,259	96,499
Avnet Inc.(a)	4,151	125,194
Badger Meter Inc.	418	16,645
Bel Fuse Inc. Class B	347	7,457
Benchmark Electronics Inc.(a)	1,695	32,052
Brady Corp. Class A	1,513	45,405
Checkpoint Systems Inc.(a)	1,153	17,583
CTS Corp.	1,026	9,870
Cubic Corp.	386	14,398
Cymer Inc.(a)	766	29,399
Daktronics Inc.	874	8,050
Dionex Corp.(a)	476	35,162
Electro Scientific Industries Inc.(a)	854	9,240
FARO Technologies Inc.(a)	490	10,506
FEI Co.(a)	1,017	23,757

FLIR Systems Inc.(a)	4,274	139,845
Gentex Corp.	3,704	66,116
II-VI Inc.(a)	725	23,055
Itron Inc.(a)	1,116	75,408
Jabil Circuit Inc.	4,989	86,659
Keithley Instruments Inc.	488	2,269
LoJack Corp.(a)	520	2,101
Methode Electronics Inc.	1,025	8,897
Mettler-Toledo International Inc.(a)	945	99,216
National Instruments Corp.	1,630	48,004
Park Electrochemical Corp.	597	16,501
PerkinElmer Inc.	3,310	68,153
Plexus Corp.(a)	1,188	33,858
Rogers Corp.(a)	505	15,307
Sonic Solutions Inc.(a)(b)	653	7,725
Technitrol Inc.	1,160	5,081
Thermo Fisher Scientific Inc.(a)	11,266	537,276
Thomas & Betts Corp.(a)	1,527	54,651
Trimble Navigation Ltd.(a)	3,358	84,622
TTM Technologies Inc.(a)	1,007	11,611
Varian Inc.(a)	764	39,377
Vishay Intertechnology Inc.(a)	5,233	43,696
Waters Corp.(a)	2,605	161,406
Watts Water Technologies Inc. Class A	765	23,654
Woodward Governor Co.	1,475	38,011

		2,723,394
ENERGY - ALTERNATE SOURCES—0.06%
First Solar Inc.(a)(b)	1,348	182,519
Headwaters Inc.(a)	1,132	7,381

		189,900
ENGINEERING & CONSTRUCTION—0.26%
AECOM Technology Corp.(a)	3,041	83,628
Dycom Industries Inc.(a)	1,240	9,957
EMCOR Group Inc.(a)	1,858	49,980
Fluor Corp.	5,007	225,515
Granite Construction Inc.	909	30,597
Insituform Technologies Inc. Class A(a)	1,110	25,219
Jacobs Engineering Group Inc.(a)	3,486	131,108
KBR Inc.	4,433	84,227
Shaw Group Inc. (The)(a)	2,255	64,831
Stanley Inc.(a)	380	10,416
URS Corp.(a)	2,379	105,913

		821,391
ENTERTAINMENT—0.10%
DreamWorks Animation SKG Inc. Class A(a)	2,089	83,456
International Game Technology	8,199	153,895
International Speedway Corp. Class A	772	21,963
Pinnacle Entertainment Inc.(a)	1,626	14,601
Scientific Games Corp. Class A(a)	1,897	27,601
Shuffle Master Inc.(a)	1,745	14,379

		315,895
ENVIRONMENTAL CONTROL—0.34%
Calgon Carbon Corp.(a)	1,618	22,490
Clean Harbors Inc.(a)	650	38,747
Darling International Inc.(a)	2,368	19,844
Mine Safety Appliances Co.	857	22,736
Republic Services Inc.	9,032	255,696
Stericycle Inc.(a)	2,375	131,029
Tetra Tech Inc.(a)	1,646	44,722
Waste Connections Inc.(a)	2,251	75,048
Waste Management Inc.	13,549	458,092

		1,068,404

FOOD—1.84%
Calavo Growers Inc.	329	5,593
Cal-Maine Foods Inc.	354	12,064
Campbell Soup Co.	5,086	171,907
ConAgra Foods Inc.	12,242	282,178
Corn Products International Inc.	2,116	61,851
Dean Foods Co.(a)	4,969	89,641
Diamond Foods Inc.	460	16,348
Flowers Foods Inc.	2,053	48,779
General Mills Inc.	9,061	641,609
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	663	7,817
H.J. Heinz Co.	8,787	375,732
Hain Celestial Group Inc.(a)	1,111	18,898
Hershey Co. (The)	4,617	165,242
Hormel Foods Corp.	1,905	73,247
J&J Snack Foods Corp.	383	15,305
J.M. Smucker Co. (The)	3,322	205,134
Kellogg Co.	7,058	375,486
Kraft Foods Inc. Class A	40,725	1,106,905
Kroger Co. (The)	17,990	369,335
Lance Inc.	874	22,986
McCormick & Co. Inc. NVS	3,686	133,175
Nash-Finch Co.	358	13,278
Ralcorp Holdings Inc.(a)	1,603	95,715
Ruddick Corp.	1,165	29,975
Safeway Inc.	10,979	233,743
Sanderson Farms Inc.	470	19,815
Sara Lee Corp.	19,468	237,120
Smithfield Foods Inc.(a)(b)	3,937	59,803
Spartan Stores Inc.	622	8,888
SUPERVALU Inc.	6,038	76,743
Sysco Corp.	16,423	458,859
Tootsie Roll Industries Inc.	640	17,523
TreeHouse Foods Inc.(a)	895	34,780
Tyson Foods Inc. Class A	8,520	104,540
United Natural Foods Inc.(a)	1,160	31,018
Whole Foods Market Inc.(a)	3,909	107,302

		5,728,334
FOREST PRODUCTS & PAPER—0.40%
Buckeye Technologies Inc.(a)	1,113	10,863
Clearwater Paper Corp.(a)	323	17,755
Deltic Timber Corp.	248	11,453
International Paper Co.	11,995	321,226
Louisiana-Pacific Corp.(a)	3,661	25,554
MeadWestvaco Corp.	4,813	137,796
Neenah Paper Inc.	478	6,668
Plum Creek Timber Co. Inc.(b)	4,469	168,749
Potlatch Corp.	1,130	36,024
Rayonier Inc.	2,190	92,330
Rock-Tenn Co. Class A	1,026	51,721
Schweitzer-Mauduit International Inc.	473	33,276
Temple-Inland Inc.	2,862	60,417
Wausau Paper Corp.	1,515	17,574
Weyerhaeuser Co.	5,894	254,267

		1,245,673
GAS—0.41%
AGL Resources Inc.	2,213	80,708
Atmos Energy Corp.	2,490	73,206
Energen Corp.	1,955	91,494

Laclede Group Inc. (The)	649	21,917
New Jersey Resources Corp.	1,093	40,878
Nicor Inc.	1,250	52,625
NiSource Inc.	7,527	115,765
Northwest Natural Gas Co.	768	34,591
Piedmont Natural Gas Co.	2,129	56,951
Sempra Energy	6,825	382,064
South Jersey Industries Inc.	861	32,873
Southern Union Co.	3,387	76,885
Southwest Gas Corp.	1,165	33,237
UGI Corp.	2,993	72,401
Vectren Corp.	2,243	55,357
WGL Holdings Inc.	1,326	44,474

		1,265,426
HAND & MACHINE TOOLS—0.16%
Baldor Electric Co.	1,247	35,028
Black & Decker Corp. (The)	1,647	106,775
Kennametal Inc.	2,237	57,983
Lincoln Electric Holdings Inc.	1,136	60,731
Regal Beloit Corp.	983	51,057
Snap-On Inc.	1,597	67,489
Stanley Works (The)(b)	2,173	111,931

		490,994
HEALTH CARE - PRODUCTS—3.79%
Abaxis Inc.(a)	635	16,224
Align Technology Inc.(a)	1,859	33,127
American Medical Systems Holdings Inc.(a)	2,064	39,815
Baxter International Inc.	16,624	975,496
Beckman Coulter Inc.	1,917	125,448
Becton, Dickinson and Co.	6,494	512,117
Boston Scientific Corp.(a)	41,883	376,947
C.R. Bard Inc.	2,604	202,852
Cantel Medical Corp.(a)	358	7,224
CareFusion Corp.(a)	4,964	124,150
CONMED Corp.(a)	892	20,338
Cooper Companies Inc. (The)	1,257	47,917
Cyberonics Inc.(a)	656	13,409
DENTSPLY International Inc.	4,218	148,347
Edwards Lifesciences Corp.(a)	1,548	134,444
Gen-Probe Inc.(a)	1,317	56,499
Haemonetics Corp.(a)	747	41,197
Hanger Orthopedic Group Inc.(a)	876	12,115
Henry Schein Inc.(a)	2,508	131,921
Hill-Rom Holdings Inc.	1,756	42,126
Hologic Inc.(a)	7,098	102,921
ICU Medical Inc.(a)	387	14,102
IDEXX Laboratories Inc.(a)	1,644	87,855
Immucor Inc.(a)	2,049	41,472
Intuitive Surgical Inc.(a)	1,054	319,699
Invacare Corp.	966	24,092
Johnson & Johnson	76,247	4,911,069
Kensey Nash Corp.(a)	348	8,874
Kinetic Concepts Inc.(a)	1,739	65,473
LCA-Vision Inc.(a)	609	3,118
Masimo Corp.(a)	1,522	46,299
Medtronic Inc.	30,589	1,345,304
Meridian Bioscience Inc.	1,224	26,377
Merit Medical Systems Inc.(a)	747	14,410
Natus Medical Inc.(a)	767	11,344
Osteotech Inc.(a)	597	1,910
Palomar Medical Technologies Inc.(a)	488	4,919
Patterson Companies Inc.(a)	2,663	74,511

PSS World Medical Inc.(a)	1,584	35,751
ResMed Inc.(a)	2,056	107,467
St. Jude Medical Inc.(a)	9,288	341,613
Steris Corp.	1,580	44,193
Stryker Corp.	7,764	391,073
SurModics Inc.(a)	472	10,696
Symmetry Medical Inc.(a)	1,008	8,124
TECHNE Corp.	1,027	70,411
Thoratec Corp.(a)	1,580	42,534
Varian Medical Systems Inc.(a)	3,446	161,445
West Pharmaceutical Services Inc.	977	38,298
Zimmer Holdings Inc.(a)	5,901	348,808
Zoll Medical Corp.(a)	620	16,566

		11,782,441
HEALTH CARE - SERVICES—1.32%
Aetna Inc.	11,982	379,829
Air Methods Corp.(a)	342	11,498
Almost Family Inc.(a)	183	7,234
Amedisys Inc.(a)(b)	827	40,159
AMERIGROUP Corp.(a)	1,507	40,629
AmSurg Corp.(a)	874	19,245
Bio-Reference Laboratories Inc.(a)	321	12,580
Centene Corp.(a)	1,246	26,378
Community Health Systems Inc.(a)	2,545	90,602
Covance Inc.(a)	1,740	94,952
Coventry Health Care Inc.(a)	4,074	98,957
DaVita Inc.(a)	2,789	163,826
Genoptix Inc.(a)	440	15,633
Gentiva Health Services Inc.(a)	731	19,744
Health Management Associates Inc. Class A(a)	6,810	49,509
Health Net Inc.(a)	2,798	65,165
Healthways Inc.(a)	988	18,120
Humana Inc.(a)	4,701	206,327
IPC The Hospitalist Co. Inc.(a)	394	13,101
Kindred Healthcare Inc.(a)	1,202	22,189
Laboratory Corp. of America Holdings(a)	2,863	214,267
LHC Group Inc.(a)	463	15,561
LifePoint Hospitals Inc.(a)	1,543	50,163
Lincare Holdings Inc.(a)	1,919	71,233
Magellan Health Services Inc.(a)	976	39,752
MedCath Corp.(a)	363	2,871
MEDNAX Inc.(a)	1,252	75,258
Molina Healthcare Inc.(a)	389	8,896
Odyssey Healthcare Inc.(a)	783	12,199
Psychiatric Solutions Inc.(a)	1,510	31,921
Quest Diagnostics Inc.	4,266	257,581
RehabCare Group Inc.(a)	658	20,023
Res-Care Inc.(a)	598	6,698
Tenet Healthcare Corp.(a)	12,219	65,860
UnitedHealth Group Inc.	32,066	977,372
Universal Health Services Inc. Class B	2,752	83,936
WellCare Health Plans Inc.(a)	1,218	44,774
WellPoint Inc.(a)	12,638	736,669

		4,110,711
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	5,262	125,183

		125,183
HOME BUILDERS—0.18%
D.R. Horton Inc.	7,491	81,427
KB Home	1,955	26,744
Lennar Corp. Class A	4,346	55,498

M.D.C. Holdings Inc.	982	30,481
M/I Homes Inc.(a)	375	3,896
Meritage Homes Corp.(a)	774	14,961
NVR Inc.(a)	165	117,267
Pulte Homes Inc.(a)	8,834	88,340
Ryland Group Inc.	1,084	21,355
Skyline Corp.	228	4,195
Standard-Pacific Corp.(a)	2,571	9,616
Thor Industries Inc.	992	31,149
Toll Brothers Inc.(a)	3,833	72,099
Winnebago Industries Inc.(a)	905	11,041

		568,069
HOME FURNISHINGS—0.09%
Audiovox Corp. Class A(a)	522	3,701
DTS Inc.(a)	490	16,763
Ethan Allen Interiors Inc.	607	8,146
Harman International Industries Inc.	1,935	68,267
La-Z-Boy Inc.(a)	1,592	15,172
Universal Electronics Inc.(a)	401	9,311
Whirlpool Corp.	2,042	164,708

		286,068
HOUSEHOLD PRODUCTS & WARES—0.53%
American Greetings Corp. Class A	1,001	21,812
Avery Dennison Corp.	3,181	116,075
Blyth Inc.	183	6,171
Central Garden & Pet Co. Class A(a)	2,064	20,516
Church & Dwight Co. Inc.	1,963	118,663
Clorox Co. (The)	3,872	236,192
Fortune Brands Inc.	4,220	182,304
Fossil Inc.(a)	1,347	45,205
Helen of Troy Ltd.(a)	853	20,864
Kid Brands Inc.(a)	346	1,515
Kimberly-Clark Corp.	11,463	730,308
Scotts Miracle-Gro Co. (The) Class A	1,280	50,317
Standard Register Co. (The)	397	2,025
Tupperware Brands Corp.	1,715	79,868
WD-40 Co.	486	15,727

		1,647,562
HOUSEWARES—0.06%
National Presto Industries Inc.	128	13,981
Newell Rubbermaid Inc.	7,840	117,678
Toro Co. (The)	896	37,462

		169,121
INSURANCE—2.65%
Aflac Inc.	12,893	596,301
Allstate Corp. (The)	14,878	446,935
American Financial Group Inc.	2,221	55,414
American International Group Inc.(a)(b)	3,711	111,256
American Physicians Capital Inc.	301	9,126
Amerisafe Inc.(a)	533	9,578
Aon Corp.	7,591	291,039
Arthur J. Gallagher & Co.	2,923	65,797
Assurant Inc.	3,317	97,785
Brown & Brown Inc.	3,236	58,151
Chubb Corp.	9,486	466,521
CIGNA Corp.	7,555	266,465
Cincinnati Financial Corp.	4,529	118,841
Delphi Financial Group Inc. Class A	1,263	28,253
eHealth Inc.(a)	706	11,600
Employers Holdings Inc.	613	9,403

Everest Re Group Ltd.	1,664	142,572
Fidelity National Financial Inc. Class A	6,513	87,665
First American Corp.	2,778	91,980
Genworth Financial Inc. Class A(a)	13,357	151,602
Hanover Insurance Group Inc. (The)	1,359	60,380
Hartford Financial Services Group Inc. (The)	10,556	245,533
HCC Insurance Holdings Inc.	3,195	89,364
Horace Mann Educators Corp.	1,253	15,663
Infinity Property and Casualty Corp.	402	16,337
Lincoln National Corp.	8,277	205,932
Loews Corp.	9,970	362,410
Marsh & McLennan Companies Inc.	14,482	319,763
Mercury General Corp.	1,024	40,202
MetLife Inc.	22,531	796,471
Navigators Group Inc. (The)(a)	386	18,184
Old Republic International Corp.	6,596	66,224
Presidential Life Corp.	612	5,600
Principal Financial Group Inc.	8,921	214,461
ProAssurance Corp.(a)	905	48,608
Progressive Corp. (The)(a)	18,335	329,847
Protective Life Corp.	2,485	41,127
Prudential Financial Inc.	12,798	636,828
Reinsurance Group of America Inc.	2,004	95,491
RLI Corp.	482	25,667
Safety Insurance Group Inc.	489	17,716
Selective Insurance Group Inc.	1,585	26,073
StanCorp Financial Group Inc.	1,369	54,787
Stewart Information Services Corp.	597	6,734
Torchmark Corp.	2,304	101,261
Tower Group Inc.	1,164	27,249
Travelers Companies Inc. (The)	15,061	750,941
United Fire & Casualty Co.	595	10,847
Unitrin Inc.	1,470	32,414
Unum Group	9,259	180,736
W.R. Berkley Corp.	3,647	89,862
XL Capital Ltd. Class A	9,351	171,404
Zenith National Insurance Corp.	983	29,254

		8,249,654
INTERNET—2.75%
Akamai Technologies Inc.(a)	4,654	117,886
Amazon.com Inc.(a)	9,207	1,238,526
AOL Inc.(a)	3,014	70,166
Blue Coat Systems Inc.(a)	1,214	34,648
Blue Nile Inc.(a)(b)	389	24,635
comScore Inc.(a)	800	14,040
CyberSource Corp.(a)	1,865	37,505
DealerTrack Holdings Inc.(a)	985	18,508
Digital River Inc.(a)	1,085	29,284
eBay Inc.(a)	31,112	732,376
Equinix Inc.(a)(b)	1,099	116,659
eResearchTechnology Inc.(a)	1,220	7,332
Expedia Inc.(a)	5,782	148,655
F5 Networks Inc.(a)	2,173	115,126
Google Inc. Class A(a)	6,664	4,131,547
InfoSpace Inc.(a)	784	6,719
j2 Global Communications Inc.(a)	1,183	24,074
Knot Inc. (The)(a)	780	7,855
McAfee Inc.(a)	4,329	175,628
Netflix Inc.(a)(b)	1,244	68,594
NutriSystem Inc.(b)	782	24,375
PCTEL Inc.(a)	649	3,842
Perficient Inc.(a)	862	7,267
Priceline.com Inc.(a)(b)	1,198	261,763

Stamps.com Inc.(a)	286	2,574
Symantec Corp.(a)	22,123	395,780
United Online Inc.	2,493	17,925
ValueClick Inc.(a)	2,284	23,114
VeriSign Inc.(a)	5,232	126,824
Websense Inc.(a)	1,121	19,573
Yahoo! Inc.(a)	32,893	551,945

		8,554,745
INVESTMENT COMPANIES—0.01%
Apollo Investment Corp.	4,621	44,038

		44,038
IRON & STEEL—0.39%
AK Steel Holding Corp.	3,101	66,206
Allegheny Technologies Inc.	2,765	123,789
Carpenter Technology Corp.	1,317	35,493
Cliffs Natural Resources Inc.	3,613	166,523
Gibraltar Industries Inc.(a)	863	13,575
Nucor Corp.	8,694	405,575
Olympic Steel Inc.	257	8,373
Reliance Steel & Aluminum Co.	1,733	74,900
Steel Dynamics Inc.	5,944	105,328
United States Steel Corp.	3,976	219,157

		1,218,919
LEISURE TIME—0.24%
Arctic Cat Inc.(a)	357	3,270
Brunswick Corp.	2,293	29,144
Callaway Golf Co.	1,990	15,005
Carnival Corp.(a)	12,081	382,847
Harley-Davidson Inc.	6,477	163,220
Interval Leisure Group Inc.(a)	1,109	13,829
Life Time Fitness Inc.(a)	1,112	27,722
Multimedia Games Inc.(a)(b)	784	4,712
Nautilus Inc.(a)	969	1,967
Polaris Industries Inc.(b)	969	42,277
WMS Industries Inc.(a)	1,476	59,040

		743,033
LODGING—0.20%
Boyd Gaming Corp.(a)(b)	1,744	14,597
Marcus Corp.	649	8,320
Marriott International Inc. Class A	6,973	190,014
Monarch Casino & Resort Inc.(a)	284	2,300
Starwood Hotels & Resorts Worldwide Inc.	5,151	188,372
Wyndham Worldwide Corp.	5,071	102,282
Wynn Resorts Ltd.	1,946	113,316

		619,201
MACHINERY—1.00%
AGCO Corp.(a)	2,623	84,828
Albany International Corp. Class A	639	14,352
Applied Industrial Technologies Inc.	1,029	22,710
Astec Industries Inc.(a)	508	13,686
Briggs & Stratton Corp.	1,511	28,271
Bucyrus International Inc.	2,096	118,152
Cascade Corp.	285	7,835
Caterpillar Inc.	17,176	978,860
Cognex Corp.	991	17,561
Cummins Inc.	5,620	257,733
Deere & Co.	11,728	634,368
Flowserve Corp.	1,547	146,238
Gardner Denver Inc.	1,399	59,527

Gerber Scientific Inc.(a)	742	3,747
Graco Inc.	1,722	49,198
IDEX Corp.	2,257	70,306
Intermec Inc.(a)	1,367	17,580
Intevac Inc.(a)	610	6,997
Joy Global Inc.	2,801	144,504
Lindsay Corp.	353	14,067
Nordson Corp.	897	54,878
Robbins & Myers Inc.	907	21,333
Rockwell Automation Inc.	3,938	185,007
Terex Corp.(a)	2,963	58,697
Wabtec Corp.	1,265	51,663
Zebra Technologies Corp. Class A(a)	1,569	44,497

		3,106,595
MANUFACTURING—3.35%
A.O. Smith Corp.	615	26,685
Actuant Corp. Class A	1,967	36,449
Acuity Brands Inc.	1,131	40,309
AptarGroup Inc.	1,828	65,333
AZZ Inc.(a)	356	11,641
Barnes Group Inc.	1,065	17,999
Brink’s Co. (The)	1,327	32,299
Carlisle Companies Inc.	1,741	59,647
Ceradyne Inc.(a)	744	14,292
CLARCOR Inc.	1,337	43,372
Crane Co.	1,267	38,796
Danaher Corp.	7,220	542,944
Donaldson Co. Inc.	2,192	93,248
Dover Corp.	5,203	216,497
Eastman Kodak Co.(a)	7,842	33,093
Eaton Corp.	4,550	289,471
EnPro Industries Inc.(a)	612	16,163
ESCO Technologies Inc.	742	26,601
Federal Signal Corp.	1,464	8,813
General Electric Co.	294,241	4,451,866
Griffon Corp.(a)	1,459	17,829
Harsco Corp.	2,184	70,390
Honeywell International Inc.	21,113	827,630
Illinois Tool Works Inc.	10,706	513,781
ITT Corp.	5,061	251,734
Lancaster Colony Corp.	495	24,602
Leggett & Platt Inc.	4,275	87,210
Lydall Inc.(a)	397	2,068
Matthews International Corp. Class A	837	29,655
Myers Industries Inc.	893	8,126
Pall Corp.	3,220	116,564
Parker Hannifin Corp.	4,419	238,096
Pentair Inc.	2,671	86,273
Roper Industries Inc.	2,506	131,239
SPX Corp.	1,368	74,830
Standex International Corp.	356	7,152
Sturm, Ruger & Co. Inc.(b)	373	3,618
Teleflex Inc.	1,125	60,626
Textron Inc.	7,466	140,435
3M Co.	19,571	1,617,935
Tredegar Corp.	628	9,935
Trinity Industries Inc.	2,264	39,484

		10,424,730
MEDIA—2.42%
CBS Corp. Class B NVS	18,768	263,690
Comcast Corp. Class A	78,901	1,330,271
DIRECTV Class A(a)	26,394	880,240

E.W. Scripps Co. (The) Class A(a)	875	6,090
Gannett Co. Inc.	6,390	94,892
John Wiley & Sons Inc. Class A	1,136	47,576
McGraw-Hill Companies Inc. (The)	8,712	291,939
Meredith Corp.(b)	945	29,153
New York Times Co. (The) Class A(a)(b)	2,999	37,068
News Corp. Class A NVS	62,189	851,367
Scholastic Corp.	653	19,479
Scripps Networks Interactive Inc. Class A	2,430	100,845
Time Warner Cable Inc.	9,701	401,524
Time Warner Inc.	32,227	939,095
Viacom Inc. Class B NVS(a)	16,709	496,759
Walt Disney Co. (The)	51,516	1,661,391
Washington Post Co. (The) Class B	172	75,611

		7,526,990
METAL FABRICATE & HARDWARE—0.22%
A.M. Castle & Co.	356	4,874
CIRCOR International Inc.	480	12,086
Commercial Metals Co.	3,142	49,172
Kaydon Corp.	898	32,112
Lawson Products Inc.	137	2,418
Mueller Industries Inc.	1,114	27,672
Precision Castparts Corp.	3,899	430,255
Timken Co. (The)	2,112	50,076
Valmont Industries Inc.	571	44,795
Worthington Industries Inc.	1,693	22,128

		675,588
MINING—0.75%
Alcoa Inc.	27,077	436,481
AMCOL International Corp.	635	18,047
Brush Engineered Materials Inc.(a)	597	11,068
Century Aluminum Co.(a)	1,533	24,819
Freeport-McMoRan Copper & Gold Inc.(a)	11,841	950,714
Newmont Mining Corp.	13,547	640,909
RTI International Metals Inc.(a)	859	21,621
Titanium Metals Corp.(a)	2,155	26,981
Vulcan Materials Co.(b)	3,499	184,292

		2,314,932
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	768	13,064

		13,064
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	5,648	128,548
Xerox Corp.	23,982	202,888

		331,436
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	1,588	25,376
HNI Corp.	1,187	32,797
Interface Inc. Class A	1,511	12,556

		70,729
OIL & GAS—8.64%
Anadarko Petroleum Corp.	13,529	844,480
Apache Corp.	9,260	955,354
Atwood Oceanics Inc.(a)	1,571	56,320
Bill Barrett Corp.(a)	1,099	34,190
Cabot Oil & Gas Corp.	2,841	123,839
Chesapeake Energy Corp.	17,891	463,019
Chevron Corp.	55,444	4,268,634

Cimarex Energy Co.	2,283	120,931
Comstock Resources Inc.(a)	1,283	52,051
ConocoPhillips	41,007	2,094,227
Denbury Resources Inc.(a)	7,037	104,148
Devon Energy Corp.	12,222	898,317
Diamond Offshore Drilling Inc.	1,911	188,081
Encore Acquisition Co.(a)	1,512	72,606
EOG Resources Inc.	6,965	677,695
EQT Corp.	3,622	159,078
Exxon Mobil Corp.	131,183	8,945,369
Forest Oil Corp.(a)	3,065	68,196
Frontier Oil Corp.	2,858	34,410
Helmerich & Payne Inc.	2,871	114,495
Hess Corp.	8,026	485,573
Holly Corp.	1,146	29,372
Marathon Oil Corp.	19,428	606,542
Mariner Energy Inc.(a)	2,854	33,135
Murphy Oil Corp.	5,287	286,555
Nabors Industries Ltd.(a)	7,747	169,582
Newfield Exploration Co.(a)	3,650	176,040
Noble Energy Inc.	4,803	342,070
Occidental Petroleum Corp.	22,434	1,825,006
Patterson-UTI Energy Inc.	4,429	67,985
Penn Virginia Corp.	1,359	28,933
Petroleum Development Corp.(a)	487	8,868
PetroQuest Energy Inc.(a)	1,263	7,742
Pioneer Drilling Co.(a)	1,469	11,605
Pioneer Natural Resources Co.	3,211	154,674
Plains Exploration & Production Co.(a)	3,831	105,965
Pride International Inc.(a)	4,802	153,232
Quicksilver Resources Inc.(a)	3,226	48,422
Range Resources Corp.	4,407	219,689
Rowan Companies Inc.(a)	3,181	72,018
Seahawk Drilling Inc.(a)	321	7,235
Southwestern Energy Co.(a)	9,575	461,515
St. Mary Land & Exploration Co.	1,751	59,954
Stone Energy Corp.(a)	1,260	22,743
Sunoco Inc.	3,256	84,982
Swift Energy Co.(a)	1,132	27,123
Tesoro Corp.	4,003	54,241
Unit Corp.(a)	1,080	45,900
Valero Energy Corp.	15,622	261,669
XTO Energy Inc.	15,958	742,526

		26,876,336
OIL & GAS SERVICES—1.65%
Baker Hughes Inc.	8,610	348,533
Basic Energy Services Inc.(a)	645	5,741
BJ Services Co.	8,009	148,967
Cameron International Corp.(a)	6,755	282,359
CARBO Ceramics Inc.	493	33,608
Dril-Quip Inc.(a)	841	47,500
Exterran Holdings Inc.(a)	1,666	35,736
FMC Technologies Inc.(a)	3,372	195,036
Gulf Island Fabrication Inc.	341	7,171
Halliburton Co.	24,797	746,142
Helix Energy Solutions Group Inc.(a)	2,391	28,094
Hornbeck Offshore Services Inc.(a)	729	16,971
ION Geophysical Corp.(a)	3,064	18,139
Lufkin Industries Inc.	385	28,182
Matrix Service Co.(a)	658	7,008
National Oilwell Varco Inc.	11,580	510,562
Oceaneering International Inc.(a)	1,524	89,184
Oil States International Inc.(a)	1,377	54,102

Schlumberger Ltd.	33,188	2,160,207
SEACOR Holdings Inc.(a)	545	41,556
Smith International Inc.	6,771	183,968
Superior Energy Services Inc.(a)	2,132	51,786
Superior Well Services Inc.(a)	476	6,788
Tetra Technologies Inc.(a)	2,014	22,315
Tidewater Inc.	1,423	68,233

		5,137,888
PACKAGING & CONTAINERS—0.26%
Ball Corp.	2,626	135,764
Bemis Co. Inc.	3,084	91,441
Greif Inc. Class A	909	49,068
Owens-Illinois Inc.(a)	4,706	154,686
Packaging Corp. of America	2,778	63,922
Pactiv Corp.(a)	3,611	87,170
Sealed Air Corp.	4,320	94,435
Silgan Holdings Inc.	739	42,773
Sonoco Products Co.	2,848	83,304

		802,563
PHARMACEUTICALS—5.56%
Abbott Laboratories	42,749	2,308,019
Allergan Inc.	8,531	537,538
AmerisourceBergen Corp.	7,750	202,043
Bristol-Myers Squibb Co.	47,488	1,199,072
Cardinal Health Inc.	9,983	321,852
Catalyst Health Solutions Inc.(a)	1,127	41,102
Cephalon Inc.(a)(b)	2,072	129,314
Cubist Pharmaceuticals Inc.(a)	1,650	31,301
Eli Lilly and Co.	27,906	996,523
Emergent BioSolutions Inc.(a)	460	6,251
Endo Pharmaceuticals Holdings Inc.(a)	3,222	66,083
Express Scripts Inc.(a)	7,568	654,254
Forest Laboratories Inc.(a)	8,378	269,018
Gilead Sciences Inc.(a)	24,852	1,075,595
Hospira Inc.(a)	4,489	228,939
King Pharmaceuticals Inc.(a)	6,977	85,608
Mannatech Inc.	475	1,482
Mead Johnson Nutrition Co. Class A	5,525	241,443
Medco Health Solutions Inc.(a)	13,199	843,548
Medicis Pharmaceutical Corp. Class A	1,605	43,415
Merck & Co. Inc.	84,414	3,084,488
Mylan Inc.(a)(b)	8,395	154,720
NBTY Inc.(a)	1,743	75,890
Neogen Corp.(a)	633	14,945
Omnicare Inc.	3,283	79,383
OSI Pharmaceuticals Inc.(a)	1,643	50,982
Par Pharmaceutical Companies Inc.(a)	1,023	27,682
Perrigo Co.	2,261	90,078
PetMed Express Inc.(b)	656	11,565
Pfizer Inc.	223,003	4,056,425
PharMerica Corp.(a)	778	12,355
Salix Pharmaceuticals Ltd.(a)	1,390	35,306
Theragenics Corp.(a)	986	1,321
United Therapeutics Corp.(a)	1,276	67,181
Valeant Pharmaceuticals International(a)(b)	1,808	57,476
VCA Antech Inc.(a)	2,371	59,085
ViroPharma Inc.(a)	2,363	19,826
Watson Pharmaceuticals Inc.(a)	2,896	114,711

		17,295,819
PIPELINES—0.43%
El Paso Corp.	19,453	191,223

National Fuel Gas Co.	2,259	112,950
ONEOK Inc.	2,886	128,629
Questar Corp.	4,799	199,494
Spectra Energy Corp.	17,969	368,544
Williams Companies Inc. (The)	16,083	339,030

		1,339,870
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	7,470	101,368
Forestar Group Inc.(a)	1,023	22,486
Jones Lang LaSalle Inc.	1,175	70,970

		194,824
REAL ESTATE INVESTMENT TRUSTS—1.77%
Acadia Realty Trust	965	16,280
Alexandria Real Estate Equities Inc.	1,205	77,469
AMB Property Corp.	3,996	102,098
Apartment Investment and Management Co. Class A	3,396	54,064
AvalonBay Communities Inc.	2,262	185,733
BioMed Realty Trust Inc.	2,742	43,269
Boston Properties Inc.	3,832	257,012
BRE Properties Inc. Class A	1,497	49,521
Camden Property Trust	1,746	73,978
Cedar Shopping Centers Inc.	1,254	8,527
Colonial Properties Trust	1,783	20,915
Corporate Office Properties Trust	1,607	58,864
Cousins Properties Inc.	2,908	22,188
DiamondRock Hospitality Co.	3,378	28,612
Duke Realty Corp.	6,036	73,458
EastGroup Properties Inc.	726	27,791
Entertainment Properties Trust	1,107	39,044
Equity One Inc.	1,015	16,413
Equity Residential	7,583	256,154
Essex Property Trust Inc.	765	63,992
Extra Space Storage Inc.	2,388	27,581
Federal Realty Investment Trust	1,732	117,291
Franklin Street Properties Corp.	1,677	24,501
HCP Inc.	8,083	246,855
Health Care REIT Inc.	3,336	147,852
Healthcare Realty Trust Inc.	1,677	35,988
Highwoods Properties Inc.	1,981	66,066
Home Properties Inc.	983	46,899
Hospitality Properties Trust	3,416	80,993
Host Hotels & Resorts Inc.(a)	17,549	204,796
Inland Real Estate Corp.	1,786	14,556
Kilroy Realty Corp.	1,165	35,731
Kimco Realty Corp.	11,198	151,509
Kite Realty Group Trust	2,067	8,413
LaSalle Hotel Properties	1,756	37,280
Lexington Realty Trust	2,744	16,684
Liberty Property Trust	3,123	99,967
LTC Properties Inc.	608	16,264
Macerich Co. (The)	2,634	94,692
Mack-Cali Realty Corp.	2,167	74,913
Medical Properties Trust Inc.	2,131	21,310
Mid-America Apartment Communities Inc.	839	40,507
National Retail Properties Inc.	2,255	47,851
Nationwide Health Properties Inc.	3,129	110,078
Omega Healthcare Investors Inc.	2,317	45,066
Parkway Properties Inc.	697	14,512
Pennsylvania Real Estate Investment Trust	998	8,443
Post Properties Inc.	1,236	24,226
ProLogis	13,161	180,174
PS Business Parks Inc.	478	23,924

Public Storage	3,772	307,229
Realty Income Corp.(b)	2,933	75,994
Regency Centers Corp.	2,217	77,728
Senior Housing Properties Trust	3,558	77,813
Simon Property Group Inc.	7,872	628,186
SL Green Realty Corp.	2,095	105,253
Sovran Self Storage Inc.	674	24,082
Tanger Factory Outlet Centers Inc.	1,125	43,864
UDR Inc.	4,060	66,746
Urstadt Biddle Properties Inc. Class A	580	8,857
Ventas Inc.	4,283	187,338
Vornado Realty Trust	4,347	304,029
Weingarten Realty Investors	2,882	57,035

		5,504,458
RETAIL—6.18%
Abercrombie & Fitch Co. Class A	2,385	83,117
Advance Auto Parts Inc.	2,595	105,046
Aeropostale Inc.(a)	1,844	62,788
American Eagle Outfitters Inc.	5,917	100,471
AnnTaylor Stores Corp.(a)	1,718	23,434
AutoNation Inc.(a)(b)	2,516	48,181
AutoZone Inc.(a)	818	129,301
Barnes & Noble Inc.(b)	1,189	22,674
Bed Bath & Beyond Inc.(a)	7,309	282,347
Best Buy Co. Inc.	9,424	371,871
Big 5 Sporting Goods Corp.	644	11,064
Big Lots Inc.(a)	2,362	68,451
BJ’s Restaurants Inc.(a)	589	11,085
BJ’s Wholesale Club Inc.(a)	1,585	51,845
Bob Evans Farms Inc.	803	23,247
Brinker International Inc.	2,872	42,850
Brown Shoe Co. Inc.	1,222	12,061
Buckle Inc. (The)(b)	759	22,224
Buffalo Wild Wings Inc.(a)	470	18,927
Cabela’s Inc.(a)(b)	1,138	16,228
California Pizza Kitchen Inc.(a)	800	10,760
CarMax Inc.(a)	6,083	147,513
Casey’s General Stores Inc.	1,503	47,976
Cash America International Inc.	871	30,450
Cato Corp. (The) Class A	899	18,034
CEC Entertainment Inc.(a)	710	22,663
Cheesecake Factory Inc. (The)(a)	1,594	34,414
Chico’s FAS Inc.(a)	5,124	71,992
Children’s Place Retail Stores Inc. (The)(a)	817	26,969
Chipotle Mexican Grill Inc.(a)	856	75,465
Christopher & Banks Corp.	1,027	7,826
CKE Restaurants Inc.	1,319	11,159
Coldwater Creek Inc.(a)	1,700	7,582
Collective Brands Inc.(a)	1,690	38,481
Copart Inc.(a)	1,904	69,744
Costco Wholesale Corp.	12,017	711,046
Cracker Barrel Old Country Store Inc.	696	26,441
CVS Caremark Corp.	38,977	1,255,449
Darden Restaurants Inc.	3,830	134,318
Dick’s Sporting Goods Inc.(a)	2,469	61,404
DineEquity Inc.(a)(b)	365	8,866
Dollar Tree Inc.(a)	2,484	119,977
Dress Barn Inc.(a)(b)	1,620	37,422
EZCORP Inc.(a)	1,354	23,302
Family Dollar Stores Inc.	3,805	105,893
Finish Line Inc. (The) Class A	1,501	18,838
First Cash Financial Services Inc.(a)	772	17,131
Foot Locker Inc.	4,480	49,907

Fred’s Inc. Class A	1,154	11,771
GameStop Corp. Class A(a)	4,668	102,416
Gap Inc. (The)	13,171	275,932
Genesco Inc.(a)	604	16,586
Group 1 Automotive Inc.(a)	642	18,201
Haverty Furniture Companies Inc.	376	5,162
Hibbett Sports Inc.(a)	703	15,459
Home Depot Inc. (The)	46,999	1,359,681
Hot Topic Inc.(a)	1,352	8,599
HSN Inc.(a)	1,109	22,391
J. Crew Group Inc.(a)	1,502	67,199
J.C. Penney Co. Inc.	6,606	175,786
Jack in the Box Inc.(a)	1,525	29,997
Jo-Ann Stores Inc.(a)	819	29,681
Jos. A. Bank Clothiers Inc.(a)	468	19,745
Kohl’s Corp.(a)	8,480	457,326
Landry’s Restaurants Inc.(a)	290	6,174
Limited Brands Inc.	7,306	140,567
Lithia Motors Inc. Class A(a)	411	3,378
Lowe’s Companies Inc.	40,634	950,429
Lumber Liquidators Inc.(a)	430	11,524
Macy’s Inc.	11,645	195,170
MarineMax Inc.(a)	478	4,393
McDonald’s Corp.	29,828	1,862,460
Men’s Wearhouse Inc. (The)	1,521	32,032
Movado Group Inc.	601	5,842
MSC Industrial Direct Co. Inc. Class A	1,234	57,998
99 Cents Only Stores(a)	1,116	14,586
Nordstrom Inc.	4,603	172,981
O’Charley’s Inc.(a)	613	4,015
Office Depot Inc.(a)	7,917	51,065
OfficeMax Inc.(a)	2,110	26,776
O’Reilly Automotive Inc.(a)	3,815	145,428
P.F. Chang’s China Bistro Inc.(a)(b)	593	22,481
Panera Bread Co. Class A(a)	895	59,938
Papa John’s International Inc.(a)	646	15,091
Pep Boys - Manny, Moe & Jack (The)	1,500	12,690
PetSmart Inc.	3,391	90,506
RadioShack Corp.	3,456	67,392
Red Robin Gourmet Burgers Inc.(a)	479	8,574
Regis Corp.	1,650	25,691
Ross Stores Inc.	3,513	150,040
Ruby Tuesday Inc.(a)	1,639	11,801
Ruth’s Hospitality Group Inc.(a)	411	859
Saks Inc.(a)(b)	4,554	29,874
School Specialty Inc.(a)	369	8,631
Sears Holdings Corp.(a)(b)	1,354	112,991
Sonic Automotive Inc.(a)	898	9,330
Sonic Corp.(a)	1,769	17,814
Stage Stores Inc.	1,219	15,067
Staples Inc.	19,948	490,521
Starbucks Corp.(a)	20,455	471,692
Steak n Shake Co. (The)(a)	39	12,641
Stein Mart Inc.(a)	764	8,144
Target Corp.	20,843	1,008,176
Texas Roadhouse Inc.(a)	1,524	17,115
Tiffany & Co.	3,399	146,157
TJX Companies Inc. (The)	11,470	419,229
Tractor Supply Co.(a)	981	51,954
Tuesday Morning Corp.(a)	768	1,981
Under Armour Inc. Class A(a)(b)	1,030	28,088
Urban Outfitters Inc.(a)	3,582	125,334
Walgreen Co.	27,253	1,000,730
Wal-Mart Stores Inc.	58,968	3,151,840

Wendy’s/Arby’s Group Inc. Class A	9,609	45,066
Williams-Sonoma Inc.	2,890	60,054
World Fuel Services Corp.	1,566	41,953
Yum! Brands Inc.	12,987	454,155
Zale Corp.(a)(b)	1,007	2,739
Zumiez Inc.(a)	516	6,564

		19,201,887
SAVINGS & LOANS—0.23%
Astoria Financial Corp.	2,132	26,501
Brookline Bancorp Inc.	1,767	17,511
Dime Community Bancshares Inc.	773	9,060
First Niagara Financial Group Inc.	5,045	70,176
Hudson City Bancorp Inc.	13,028	178,874
New York Community Bancorp Inc.(b)	11,438	165,965
NewAlliance Bancshares Inc.	3,032	36,414
People’s United Financial Inc.	9,639	160,971
Washington Federal Inc.	2,970	57,440

		722,912
SEMICONDUCTORS—2.70%
Actel Corp.(a)	741	8,803
Advanced Micro Devices Inc.(a)	15,861	153,534
Altera Corp.	8,090	183,077
Analog Devices Inc.	8,046	254,093
Applied Materials Inc.	36,521	509,103
Atmel Corp.(a)	12,085	55,712
ATMI Inc.(a)	844	15,715
Broadcom Corp. Class A(a)	11,988	377,023
Brooks Automation Inc.(a)	1,497	12,844
Cabot Microelectronics Corp.(a)	586	19,315
Cohu Inc.	614	8,565
Cree Inc.(a)	2,780	156,709
Cypress Semiconductor Corp.(a)	4,214	44,500
Diodes Inc.(a)	849	17,362
DSP Group Inc.(a)	786	4,425
Exar Corp.(a)	1,475	10,487
Fairchild Semiconductor International Inc.(a)	3,466	34,625
Hittite Microwave Corp.(a)	529	21,557
Integrated Device Technology Inc.(a)	4,755	30,765
Intel Corp.	152,608	3,113,203
International Rectifier Corp.(a)	2,065	45,678
Intersil Corp. Class A	3,478	53,353
KLA-Tencor Corp.	4,749	171,724
Kopin Corp.(a)	1,904	7,959
Kulicke and Soffa Industries Inc.(a)	2,268	12,225
Lam Research Corp.(a)	3,471	136,098
Linear Technology Corp.	6,154	187,943
LSI Corp.(a)	17,818	107,086
MEMC Electronic Materials Inc.(a)	6,196	84,390
Micrel Inc.	1,009	8,274
Microchip Technology Inc.	5,045	146,608
Micron Technology Inc.(a)	23,455	247,685
Microsemi Corp.(a)	2,119	37,612
MKS Instruments Inc.(a)	1,264	22,006
National Semiconductor Corp.	6,459	99,210
Novellus Systems Inc.(a)	2,624	61,244
NVIDIA Corp.(a)	15,469	288,961
Pericom Semiconductor Corp.(a)	893	10,296
QLogic Corp.(a)	3,159	59,610
Rovi Corp.(a)	2,804	89,363
Rudolph Technologies Inc.(a)	647	4,348
Semtech Corp.(a)	1,588	27,012
Silicon Laboratories Inc.(a)	1,306	63,132

Skyworks Solutions Inc.(a)	4,713	66,877
Standard Microsystems Corp.(a)	597	12,406
Supertex Inc.(a)	383	11,413
Teradyne Inc.(a)	4,979	53,425
Texas Instruments Inc.	34,493	898,888
TriQuint Semiconductor Inc.(a)	4,058	24,348
Ultratech Inc.(a)	655	9,733
Varian Semiconductor Equipment Associates Inc.(a)	2,017	72,370
Veeco Instruments Inc.(a)	1,079	35,650
Xilinx Inc.	7,618	190,907

		8,379,251
SOFTWARE—4.66%
ACI Worldwide Inc.(a)	1,104	18,934
Acxiom Corp.(a)	2,243	30,101
Adobe Systems Inc.(a)	14,495	533,126
Advent Software Inc.(a)	393	16,007
ANSYS Inc.(a)	2,436	105,869
Autodesk Inc.(a)	6,345	161,226
Automatic Data Processing Inc.	13,973	598,324
Avid Technology Inc.(a)	770	9,825
Blackbaud Inc.	1,265	29,892
BMC Software Inc.(a)	5,069	203,267
Broadridge Financial Solutions Inc.	3,758	84,780
CA Inc.	10,960	246,162
Cerner Corp.(a)	1,870	154,163
Citrix Systems Inc.(a)	5,030	209,298
CommVault Systems Inc.(a)	1,175	27,836
Computer Programs and Systems Inc.	267	12,295
Compuware Corp.(a)	6,734	48,687
Concur Technologies Inc.(a)	1,127	48,179
CSG Systems International Inc.(a)	1,110	21,190
Digi International Inc.(a)	649	5,919
Dun & Bradstreet Corp. (The)	1,445	121,915
Ebix Inc.(a)	251	12,256
Eclipsys Corp.(a)	1,522	28,187
Electronic Arts Inc.(a)	9,033	160,336
Epicor Software Corp.(a)	1,630	12,421
EPIQ Systems Inc.(a)	764	10,688
Fair Isaac Corp.	1,255	26,744
Fidelity National Information Services Inc.	9,123	213,843
Fiserv Inc.(a)	4,266	206,816
Global Payments Inc.	2,241	120,700
IMS Health Inc.	4,943	104,100
Informatica Corp.(a)	2,505	64,779
Intuit Inc.(a)	8,578	263,430
JDA Software Group Inc.(a)	854	21,751
ManTech International Corp. Class A(a)	626	30,223
Microsoft Corp.	213,467	6,508,609
MSCI Inc. Class A(a)	2,802	89,104
Novell Inc.(a)	9,839	40,832
Omnicell Inc.(a)	996	11,643
Oracle Corp.	108,069	2,652,013
Parametric Technology Corp.(a)	3,243	52,991
Paychex Inc.	8,900	272,696
Phase Forward Inc.(a)	1,236	18,973
Phoenix Technologies Ltd.(a)	785	2,159
Progress Software Corp.(a)	1,215	35,490
Quality Systems Inc.	566	35,539
Quest Software Inc.(a)	1,723	31,703
Red Hat Inc.(a)	5,132	158,579
Salesforce.com Inc.(a)	3,033	223,744
SEI Investments Co.	3,618	63,387
Smith Micro Software Inc.(a)	642	5,868

Solera Holdings Inc.	1,936	69,715
Sybase Inc.(a)	2,311	100,297
SYNNEX Corp.(a)	488	14,962
Take-Two Interactive Software Inc.(a)	2,068	20,783
Taleo Corp. Class A(a)	1,112	26,154
THQ Inc.(a)	1,866	9,405
Total System Services Inc.	5,485	94,726

		14,502,641
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	911	12,836

		12,836
TELECOMMUNICATIONS—5.65%
Adaptec Inc.(a)	3,316	11,109
ADC Telecommunications Inc.(a)	2,601	16,152
ADTRAN Inc.	1,642	37,027
American Tower Corp. Class A(a)	11,081	478,810
Anixter International Inc.(a)	853	40,176
Applied Signal Technology Inc.	348	6,713
ARRIS Group Inc.(a)	3,310	37,833
AT&T Inc.	163,073	4,570,936
Black Box Corp.	517	14,652
Cbeyond Inc.(a)	719	11,324
CenturyTel Inc.	8,215	297,465
Ciena Corp.(a)(b)	2,607	28,260
Cincinnati Bell Inc.(a)	5,661	19,530
Cisco Systems Inc.(a)	158,975	3,805,862
CommScope Inc.(a)	2,616	69,402
Comtech Telecommunications Corp.(a)	737	25,832
Corning Inc.	42,924	828,862
EMS Technologies Inc.(a)	444	6,438
Frontier Communications Corp.	8,367	65,346
General Communication Inc. Class A(a)	1,351	8,619
Harmonic Inc.(a)	2,986	18,901
Harris Corp.	3,655	173,795
Iowa Telecommunications Services Inc.	908	15,218
JDS Uniphase Corp.(a)	6,399	52,792
Juniper Networks Inc.(a)	14,468	385,862
MetroPCS Communications Inc.(a)	7,111	54,257
Motorola Inc.(a)	64,051	497,036
NETGEAR Inc.(a)	988	21,430
Network Equipment Technologies Inc.(a)	785	3,179
NeuStar Inc. Class A(a)	2,131	49,098
Neutral Tandem Inc.(a)	883	20,088
Newport Corp.(a)	1,134	10,421
Novatel Wireless Inc.(a)	867	6,910
Plantronics Inc.	1,282	33,306
Polycom Inc.(a)	2,439	60,902
QUALCOMM Inc.	46,165	2,135,593
Qwest Communications International Inc.	40,979	172,522
RF Micro Devices Inc.(a)	7,041	33,586
Sprint Nextel Corp.(a)	82,710	302,719
Symmetricom Inc.(a)	1,475	7,670
Syniverse Holdings Inc.(a)	1,857	32,460
Tekelec(a)	1,863	28,467
Telephone and Data Systems Inc.	2,570	87,174
Tellabs Inc.(a)	11,030	62,650
3Com Corp.(a)	10,661	79,958
Tollgrade Communications Inc.(a)	354	2,163
tw telecom inc.(a)	4,145	71,045
USA Mobility Inc.	629	6,925
Verizon Communications Inc.	78,508	2,600,970
Viasat Inc.(a)	843	26,791
Windstream Corp.	12,270	134,847

		17,569,083

TEXTILES—0.06%
Cintas Corp.	3,633	94,640
G&K Services Inc. Class A	466	11,711
Mohawk Industries Inc.(a)	1,534	73,018
UniFirst Corp.	393	18,907

		198,276
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	3,485	111,729
JAKKS Pacific Inc.(a)	763	9,248
Marvel Entertainment Inc.(a)	1,392	75,279
Mattel Inc.	10,023	200,260
RC2 Corp.(a)	594	8,762

		405,278
TRANSPORTATION—1.96%
Alexander & Baldwin Inc.	1,126	38,543
Arkansas Best Corp.	746	21,955
Bristow Group Inc.(a)	999	38,412
Burlington Northern Santa Fe Corp.	7,253	715,291
C.H. Robinson Worldwide Inc.	4,656	273,447
Con-way Inc.	1,336	46,640
CSX Corp.	10,832	525,244
Expeditors International Washington Inc.	5,934	206,088
FedEx Corp.	8,657	722,427
Forward Air Corp.	892	22,345
Heartland Express Inc.	1,353	20,660
Hub Group Inc. Class A(a)	1,136	30,479
J.B. Hunt Transport Services Inc.	2,406	77,642
Kansas City Southern Industries Inc.(a)	2,572	85,622
Kirby Corp.(a)	1,503	52,349
Knight Transportation Inc.	1,725	33,275
Landstar System Inc.	1,370	53,115
Norfolk Southern Corp.	10,126	530,805
Old Dominion Freight Line Inc.(a)	714	21,920
Overseas Shipholding Group Inc.	704	30,941
Ryder System Inc.	1,505	61,961
Union Pacific Corp.	13,986	893,705
United Parcel Service Inc. Class B	27,442	1,574,348
Werner Enterprises Inc.	1,102	21,809

		6,099,023
TRUCKING & LEASING—0.01%
GATX Corp.	1,305	37,519

		37,519
WATER—0.03%
American States Water Co.	488	17,280
Aqua America Inc.	3,747	65,610

		82,890

TOTAL COMMON STOCKS
(Cost: $342,969,619)		310,435,781

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.85%

MONEY MARKET FUNDS—0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	2,060,970	2,060,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	335,212	335,212
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	238,398	238,398

		2,634,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,634,580)		2,634,580

TOTAL INVESTMENTS IN SECURITIES—100.67%
(Cost: $345,604,199)		313,070,361
Other Assets, Less Liabilities—(0.67)%		(2,080,635)

NET ASSETS—100.00%		$310,989,726

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)(a)	1,063,974	$7,852,128
Omnicom Group Inc.	682,769	26,730,406

		34,582,534
AEROSPACE & DEFENSE—2.20%
Boeing Co. (The)	1,593,907	86,278,186
General Dynamics Corp.	846,311	57,693,021
Goodrich Corp.	272,833	17,529,520
L-3 Communications Holdings Inc.	254,940	22,167,033
Lockheed Martin Corp.	701,641	52,868,649
Northrop Grumman Corp.	688,279	38,440,382
Raytheon Co.	840,674	43,311,524
Rockwell Collins Inc.	344,915	19,094,494
United Technologies Corp.	2,056,637	142,751,174

		480,133,983
AGRICULTURE—2.20%
Altria Group Inc.	4,545,699	89,232,071
Archer-Daniels-Midland Co.	1,409,098	44,118,858
Lorillard Inc.	352,374	28,270,966
Monsanto Co.	1,195,629	97,742,671
Philip Morris International Inc.	4,178,126	201,343,892
Reynolds American Inc.	370,776	19,640,005

		480,348,463
AIRLINES—0.09%
Southwest Airlines Co.	1,627,665	18,604,211

		18,604,211
APPAREL—0.49%
Coach Inc.	699,646	25,558,068
Nike Inc. Class B	854,668	56,467,915
Polo Ralph Lauren Corp.	125,984	10,202,184
VF Corp.	194,809	14,267,811

		106,495,978
AUTO MANUFACTURERS—0.46%
Ford Motor Co.(a)	7,254,726	72,547,260
PACCAR Inc.	797,450	28,923,512

		101,470,772
AUTO PARTS & EQUIPMENT—0.22%
Goodyear Tire & Rubber Co. (The)(a)	529,981	7,472,732
Johnson Controls Inc.	1,472,133	40,100,903

		47,573,635
BANKS—5.00%
Bank of America Corp.	21,797,458	328,269,718

Bank of New York Mellon Corp. (The)	2,641,693	73,888,153
BB&T Corp.	1,508,454	38,269,478
Comerica Inc.	331,245	9,794,915
Discover Financial Services	1,190,868	17,517,668
Fifth Third Bancorp	1,744,779	17,011,595
First Horizon National Corp.(a)	485,217	6,501,908
Huntington Bancshares Inc.	1,575,318	5,749,911
KeyCorp	1,926,641	10,692,858
M&T Bank Corp.(b)	181,321	12,128,562
Marshall & Ilsley Corp.	1,155,211	6,295,900
Northern Trust Corp.	529,831	27,763,144
PNC Financial Services Group Inc. (The)(c)	1,012,125	53,430,079
Regions Financial Corp.	2,606,372	13,787,708
State Street Corp.	1,085,157	47,247,736
SunTrust Banks Inc.	1,095,021	22,217,976
U.S. Bancorp	4,195,160	94,433,052
Wells Fargo & Co.	11,211,693	302,603,594
Zions Bancorporation(b)	304,501	3,906,748

		1,091,510,703
BEVERAGES—2.64%
Brown-Forman Corp. Class B NVS	241,052	12,913,156
Coca-Cola Co. (The)	5,083,038	289,733,166
Coca-Cola Enterprises Inc.	697,258	14,781,870
Constellation Brands Inc. Class A(a)	436,081	6,946,770
Dr Pepper Snapple Group Inc.	557,416	15,774,873
Molson Coors Brewing Co. Class B NVS	345,014	15,580,832
Pepsi Bottling Group Inc.	316,026	11,850,975
PepsiCo Inc.	3,423,025	208,119,920

		575,701,562
BIOTECHNOLOGY—1.25%
Amgen Inc.(a)	2,220,293	125,601,975
Biogen Idec Inc.(a)	634,452	33,943,182
Celgene Corp.(a)	1,008,240	56,138,803
Genzyme Corp.(a)	582,166	28,531,956
Life Technologies Corp.(a)	391,209	20,432,846
Millipore Corp.(a)	121,857	8,816,354

		273,465,116
BUILDING MATERIALS—0.05%
Masco Corp.	787,498	10,875,347

		10,875,347
CHEMICALS—1.57%
Air Products and Chemicals Inc.	464,388	37,643,291
Airgas Inc.	179,857	8,561,193
CF Industries Holdings Inc.	106,436	9,662,260
Dow Chemical Co. (The)	2,508,931	69,321,764
E.I. du Pont de Nemours and Co.	1,982,495	66,750,607
Eastman Chemical Co.	159,324	9,597,678
Ecolab Inc.	521,160	23,233,313
FMC Corp.	158,378	8,831,157
International Flavors & Fragrances Inc.	172,867	7,111,748
PPG Industries Inc.	366,351	21,446,188
Praxair Inc.	673,043	54,052,083
Sherwin-Williams Co. (The)	208,868	12,876,712
Sigma-Aldrich Corp.	266,955	13,489,236

		342,577,230
COAL—0.25%
CONSOL Energy Inc.	396,081	19,724,834
Massey Energy Co.	187,301	7,868,515
Peabody Energy Corp.	587,589	26,564,899

		54,158,248

COMMERCIAL SERVICES—1.47%
Apollo Group Inc. Class A(a)	281,899	17,077,441
DeVry Inc.	135,238	7,672,052
Equifax Inc.	277,040	8,557,766
H&R Block Inc.	735,647	16,640,335
Iron Mountain Inc.(a)	396,596	9,026,525
MasterCard Inc. Class A	210,646	53,921,163
McKesson Corp.	587,906	36,744,125
Monster Worldwide Inc.(a)	276,950	4,818,930
Moody’s Corp.	430,598	11,540,026
Quanta Services Inc.(a)	459,975	9,585,879
R.R. Donnelley & Sons Co.	449,977	10,020,988
Robert Half International Inc.	330,810	8,842,551
SAIC Inc.(a)	664,016	12,576,463
Visa Inc. Class A(b)	982,603	85,938,458
Western Union Co.	1,518,285	28,619,672

		321,582,374
COMPUTERS—6.18%
Affiliated Computer Services Inc. Class A(a)	214,228	12,787,269
Apple Inc.(a)	1,975,768	416,610,440
Cognizant Technology Solutions Corp. Class A(a)	646,557	29,289,032
Computer Sciences Corp.(a)	334,389	19,237,399
Dell Inc.(a)	3,777,209	54,240,721
EMC Corp.(a)	4,474,648	78,172,101
Hewlett-Packard Co.	5,201,201	267,913,864
International Business Machines Corp.	2,881,505	377,189,004
Lexmark International Inc. Class A(a)	172,036	4,469,495
NetApp Inc.(a)	743,513	25,569,412
SanDisk Corp.(a)	500,659	14,514,104
Sun Microsystems Inc.(a)	1,652,804	15,486,774
Teradata Corp.(a)	375,525	11,802,751
Western Digital Corp.(a)(b)	494,468	21,830,762

		1,349,113,128
COSMETICS & PERSONAL CARE—2.38%
Avon Products Inc.	936,852	29,510,838
Colgate-Palmolive Co.	1,090,655	89,597,308
Estee Lauder Companies Inc. (The) Class A	258,941	12,522,387
Procter & Gamble Co. (The)	6,409,145	388,586,461

		520,216,994
DISTRIBUTION & WHOLESALE—0.18%
Fastenal Co.(b)	289,554	12,057,029
Genuine Parts Co.	350,052	13,287,974
W.W. Grainger Inc.	138,573	13,418,024

		38,763,027
DIVERSIFIED FINANCIAL SERVICES—5.49%
American Express Co.	2,608,649	105,702,457
Ameriprise Financial Inc.	559,412	21,716,374
Capital One Financial Corp.	987,006	37,841,810
Charles Schwab Corp. (The)	2,090,493	39,343,078
Citigroup Inc.	42,775,743	141,587,709
CME Group Inc.	145,884	49,009,730
E*TRADE Financial Corp.(a)	3,411,062	5,969,358
Federated Investors Inc. Class B	194,069	5,336,898
Franklin Resources Inc.	326,906	34,439,547
Goldman Sachs Group Inc. (The)	1,127,721	190,404,414

IntercontinentalExchange Inc.(a)(b)	160,733	18,050,316
Invesco Ltd.	940,650	22,095,869
Janus Capital Group Inc.	401,008	5,393,558
JPMorgan Chase & Co.	8,644,265	360,206,523
Legg Mason Inc.	356,225	10,743,746
Morgan Stanley	2,982,080	88,269,568
NASDAQ OMX Group Inc. (The)(a)	325,324	6,447,922
NYSE Euronext Inc.	570,387	14,430,791
SLM Corp.(a)	1,040,719	11,728,903
T. Rowe Price Group Inc.	564,923	30,082,150

		1,198,800,721
ELECTRIC—3.37%
AES Corp. (The)(a)	1,464,527	19,492,854
Allegheny Energy Inc.	371,465	8,721,998
Ameren Corp.	519,752	14,527,068
American Electric Power Co. Inc.	1,047,833	36,454,110
CenterPoint Energy Inc.	856,449	12,427,075
CMS Energy Corp.	502,548	7,869,902
Consolidated Edison Inc.	615,606	27,966,981
Constellation Energy Group Inc.	440,773	15,501,986
Dominion Resources Inc.	1,310,175	50,992,011
DTE Energy Co.	361,842	15,772,693
Duke Energy Corp.	2,861,852	49,252,473
Edison International	714,743	24,858,762
Entergy Corp.	414,436	33,917,442
Exelon Corp.	1,446,475	70,689,233
FirstEnergy Corp.	668,723	31,062,183
FPL Group Inc.	906,769	47,895,539
Integrys Energy Group Inc.	167,145	7,018,419
Northeast Utilities	384,635	9,919,737
Pepco Holdings Inc.	485,207	8,175,738
PG&E Corp.	813,820	36,337,063
Pinnacle West Capital Corp.	221,800	8,113,444
PPL Corp.	827,188	26,726,444
Progress Energy Inc.	613,418	25,156,272
Public Service Enterprise Group Inc.	1,109,939	36,905,472
SCANA Corp.	242,762	9,147,272
Southern Co.	1,755,389	58,489,561
TECO Energy Inc.	467,877	7,588,965
Wisconsin Energy Corp.	256,499	12,781,345
Xcel Energy Inc.	1,001,777	21,257,708

		735,019,750
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Emerson Electric Co.	1,649,938	70,287,359
Molex Inc.	298,520	6,433,106

		76,720,465
ELECTRONICS—0.55%
Agilent Technologies Inc.(a)	757,086	23,522,662
Amphenol Corp. Class A	376,213	17,373,516
FLIR Systems Inc.(a)	332,689	10,885,584
Jabil Circuit Inc.	416,789	7,239,625
PerkinElmer Inc.	257,202	5,295,789
Thermo Fisher Scientific Inc.(a)	895,697	42,715,790
Waters Corp.(a)	207,775	12,873,739

		119,906,705
ENERGY - ALTERNATE SOURCES—0.07%
First Solar Inc.(a)(b)	106,448	14,413,059

		14,413,059

ENGINEERING & CONSTRUCTION—0.13%
Fluor Corp.	392,684	17,686,487
Jacobs Engineering Group Inc.(a)(b)	272,632	10,253,690

		27,940,177
ENTERTAINMENT—0.06%
International Game Technology	651,571	12,229,988

		12,229,988
ENVIRONMENTAL CONTROL—0.30%
Republic Services Inc.	708,903	20,069,044
Stericycle Inc.(a)(b)	184,673	10,188,409
Waste Management Inc.	1,074,180	36,318,026

		66,575,479
FOOD—1.89%
Campbell Soup Co.	416,682	14,083,852
ConAgra Foods Inc.	971,693	22,397,524
Dean Foods Co.(a)	394,839	7,122,896
General Mills Inc.	716,455	50,732,179
H.J. Heinz Co.	692,442	29,608,820
Hershey Co. (The)	364,789	13,055,798
Hormel Foods Corp.	153,782	5,912,918
J.M. Smucker Co. (The)	261,143	16,125,580
Kellogg Co.	557,648	29,666,874
Kraft Foods Inc. Class A	3,240,353	88,072,795
Kroger Co. (The)	1,427,760	29,311,913
McCormick & Co. Inc. NVS	287,071	10,371,875
Safeway Inc.	891,513	18,980,312
Sara Lee Corp.	1,529,734	18,632,160
SUPERVALU Inc.	467,059	5,936,320
Sysco Corp.	1,298,340	36,275,620
Tyson Foods Inc. Class A	668,097	8,197,550
Whole Foods Market Inc.(a)(b)	308,034	8,455,533

		412,940,519
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	950,058	25,442,553
MeadWestvaco Corp.	375,265	10,743,837
Plum Creek Timber Co. Inc.(b)	357,203	13,487,985
Weyerhaeuser Co.	463,703	20,004,147

		69,678,522
GAS—0.20%
Nicor Inc.	99,642	4,194,928
NiSource Inc.	604,264	9,293,580
Sempra Energy	540,651	30,265,643

		43,754,151
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp. (The)	131,911	8,551,790
Snap-On Inc.	127,173	5,374,331
Stanley Works (The)(b)	176,182	9,075,135

		23,001,256
HEALTH CARE - PRODUCTS—3.72%
Baxter International Inc.	1,322,498	77,604,183
Becton, Dickinson and Co.	520,152	41,019,187
Boston Scientific Corp.(a)	3,313,466	29,821,194
C.R. Bard Inc.	211,743	16,494,780
CareFusion Corp.(a)	388,386	9,713,534
DENTSPLY International Inc.	333,377	11,724,869

Intuitive Surgical Inc.(a)(b)	83,743	25,400,927
Johnson & Johnson	6,052,386	389,834,182
Medtronic Inc.	2,427,919	106,779,878
Patterson Companies Inc.(a)	205,033	5,736,823
St. Jude Medical Inc.(a)	733,254	26,969,082
Stryker Corp.	619,532	31,205,827
Varian Medical Systems Inc.(a)(b)	273,055	12,792,627
Zimmer Holdings Inc.(a)	467,245	27,618,852

		812,715,945
HEALTH CARE - SERVICES—1.13%
Aetna Inc.	950,970	30,145,749
Coventry Health Care Inc.(a)	324,021	7,870,470
DaVita Inc.(a)	224,184	13,168,568
Humana Inc.(a)	366,907	16,103,548
Laboratory Corp. of America Holdings(a)(b)	232,988	17,436,822
Quest Diagnostics Inc.	340,703	20,571,647
Tenet Healthcare Corp.(a)	953,995	5,142,033
UnitedHealth Group Inc.	2,549,059	77,695,318
WellPoint Inc.(a)	1,005,452	58,607,797

		246,741,952
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	415,712	9,889,788

		9,889,788
HOME BUILDERS—0.08%
D.R. Horton Inc.	604,388	6,569,698
Lennar Corp. Class A	355,174	4,535,572
Pulte Homes Inc.(a)(b)	690,435	6,904,350

		18,009,620
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	152,781	5,390,114
Whirlpool Corp.	162,960	13,144,354

		18,534,468
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	246,983	9,012,410
Clorox Co. (The)	306,717	18,709,737
Fortune Brands Inc.	329,837	14,248,958
Kimberly-Clark Corp.	911,184	58,051,533

		100,022,638
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	608,405	9,132,159

		9,132,159
INSURANCE—2.50%
Aflac Inc.	1,026,434	47,472,573
Allstate Corp. (The)	1,176,885	35,353,625
American International Group Inc.(a)(b)	294,954	8,842,721
Aon Corp.	600,900	23,038,506
Assurant Inc.	253,034	7,459,442
Chubb Corp.	749,299	36,850,525
CIGNA Corp.	599,893	21,158,226
Cincinnati Financial Corp.	356,476	9,353,930
Genworth Financial Inc. Class A(a)	1,071,834	12,165,316
Hartford Financial Services Group Inc. (The)	840,251	19,544,238
Lincoln National Corp.	662,688	16,487,677
Loews Corp.	791,687	28,777,822
Marsh & McLennan Companies Inc.	1,157,234	25,551,727
MetLife Inc.	1,796,165	63,494,433

Principal Financial Group Inc.	699,703	16,820,860
Progressive Corp. (The)(a)	1,479,065	26,608,379
Prudential Financial Inc.	1,017,868	50,649,112
Torchmark Corp.	181,194	7,963,476
Travelers Companies Inc. (The)	1,198,523	59,758,357
Unum Group	727,881	14,208,237
XL Capital Ltd. Class A	750,591	13,758,333

		545,317,515
INTERNET—2.87%
Akamai Technologies Inc.(a)(b)	375,332	9,507,160
Amazon.com Inc.(a)	731,360	98,382,547
eBay Inc.(a)	2,467,609	58,087,516
Expedia Inc.(a)	462,462	11,889,898
Google Inc. Class A(a)	528,958	327,943,381
McAfee Inc.(a)	346,048	14,039,167
Priceline.com Inc.(a)(b)	96,414	21,066,459
Symantec Corp.(a)	1,778,132	31,810,781
VeriSign Inc.(a)	421,637	10,220,481
Yahoo! Inc.(a)	2,612,507	43,837,867

		626,785,257
IRON & STEEL—0.35%
AK Steel Holding Corp.	240,910	5,143,429
Allegheny Technologies Inc.	214,913	9,621,655
Cliffs Natural Resources Inc.	284,030	13,090,943
Nucor Corp.	690,597	32,216,350
United States Steel Corp.	314,492	17,334,799

		77,407,176
LEISURE TIME—0.20%
Carnival Corp.(a)	958,622	30,378,731
Harley-Davidson Inc.	514,372	12,962,174

		43,340,905
LODGING—0.21%
Marriott International Inc. Class A(b)	556,470	15,163,808
Starwood Hotels & Resorts Worldwide Inc.	410,242	15,002,550
Wyndham Worldwide Corp.	391,100	7,888,487
Wynn Resorts Ltd.(b)	151,058	8,796,107

		46,850,952
MACHINERY—0.80%
Caterpillar Inc.	1,366,020	77,849,480
Cummins Inc.	442,676	20,301,121
Deere & Co.	927,803	50,184,864
Flowserve Corp.	122,487	11,578,696
Rockwell Automation Inc.	312,106	14,662,740

		174,576,901
MANUFACTURING—3.44%
Danaher Corp.	570,787	42,923,182
Dover Corp.	408,457	16,995,896
Eastman Kodak Co.(a)(b)	590,802	2,493,184
Eaton Corp.	363,695	23,138,276
General Electric Co.	23,356,559	353,384,738
Honeywell International Inc.	1,673,849	65,614,881
Illinois Tool Works Inc.	846,100	40,604,339
ITT Corp.	400,824	19,936,986
Leggett & Platt Inc.	332,772	6,788,549
Pall Corp.	256,139	9,272,232
Parker Hannifin Corp.	352,500	18,992,700
Roper Industries Inc.	200,198	10,484,369

Textron Inc.(b)	594,655	11,185,461
3M Co.	1,552,983	128,385,104

		750,199,897
MEDIA—2.74%
CBS Corp. Class B NVS	1,485,599	20,872,666
Comcast Corp. Class A	6,262,135	105,579,596
DIRECTV Class A(a)	2,099,036	70,002,851
Gannett Co. Inc.	516,926	7,676,351
McGraw-Hill Companies Inc. (The)	690,803	23,148,809
Meredith Corp.(b)	80,819	2,493,266
New York Times Co. (The) Class A(a)(b)	254,701	3,148,104
News Corp. Class A NVS	4,942,807	67,667,028
Scripps Networks Interactive Inc. Class A	195,869	8,128,564
Time Warner Cable Inc.	773,138	32,000,182
Time Warner Inc.	2,561,269	74,635,379
Viacom Inc. Class B NVS(a)	1,331,558	39,587,219
Walt Disney Co. (The)	4,217,653	136,019,309
Washington Post Co. (The) Class B	13,538	5,951,305

		596,910,629
METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	308,739	34,069,349

		34,069,349
MINING—0.81%
Alcoa Inc.	2,137,525	34,456,903
Freeport-McMoRan Copper & Gold Inc.(a)	942,993	75,712,908
Newmont Mining Corp.	1,075,268	50,870,929
Titanium Metals Corp.(a)	186,439	2,334,216
Vulcan Materials Co.(b)	275,112	14,490,149

		177,865,105
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.	454,125	10,335,885
Xerox Corp.	1,906,975	16,133,009

		26,468,894
OIL & GAS—9.28%
Anadarko Petroleum Corp.	1,078,235	67,303,429
Apache Corp.	737,437	76,081,375
Cabot Oil & Gas Corp.	227,196	9,903,474
Chesapeake Energy Corp.	1,420,856	36,771,753
Chevron Corp.	4,400,968	338,830,526
ConocoPhillips	3,254,650	166,214,976
Denbury Resources Inc.(a)(b)	546,986	8,095,393
Devon Energy Corp.	974,195	71,603,333
Diamond Offshore Drilling Inc.	152,500	15,009,050
EOG Resources Inc.	553,621	53,867,323
EQT Corp.	287,228	12,615,054
Exxon Mobil Corp.	10,413,651	710,106,862
Hess Corp.	638,606	38,635,663
Marathon Oil Corp.	1,552,765	48,477,323
Murphy Oil Corp.	418,842	22,701,236
Nabors Industries Ltd.(a)(b)	621,494	13,604,504
Noble Energy Inc.	380,572	27,104,338
Occidental Petroleum Corp.	1,780,509	144,844,407
Pioneer Natural Resources Co.	253,017	12,187,829
Range Resources Corp.	346,052	17,250,692
Rowan Companies Inc.(a)	250,620	5,674,037
Southwestern Energy Co.(a)	757,470	36,510,054
Sunoco Inc.	255,644	6,672,308
Tesoro Corp.(b)	308,831	4,184,660

Valero Energy Corp.	1,238,031	20,737,019
XTO Energy Inc.	1,273,040	59,234,551

		2,024,221,169
OIL & GAS SERVICES—1.67%
Baker Hughes Inc.(b)	679,805	27,518,506
BJ Services Co.	643,786	11,974,420
Cameron International Corp.(a)	536,180	22,412,324
FMC Technologies Inc.(a)	268,037	15,503,260
Halliburton Co.	1,978,546	59,534,449
National Oilwell Varco Inc.	917,714	40,462,010
Schlumberger Ltd.	2,634,025	171,448,687
Smith International Inc.	542,762	14,746,844

		363,600,500
PACKAGING & CONTAINERS—0.20%
Ball Corp.	206,376	10,669,639
Bemis Co. Inc.	236,730	7,019,045
Owens-Illinois Inc.(a)	369,713	12,152,466
Pactiv Corp.(a)	289,336	6,984,571
Sealed Air Corp.	347,822	7,603,389

		44,429,110
PHARMACEUTICALS—6.01%
Abbott Laboratories	3,392,996	183,187,854
Allergan Inc.	674,565	42,504,341
AmerisourceBergen Corp.	631,988	16,475,927
Bristol-Myers Squibb Co.	3,782,827	95,516,382
Cardinal Health Inc.	795,654	25,651,885
Cephalon Inc.(a)	163,675	10,214,957
Eli Lilly and Co.	2,218,070	79,207,280
Express Scripts Inc.(a)	602,644	52,098,574
Forest Laboratories Inc.(a)	662,044	21,258,233
Gilead Sciences Inc.(a)	1,974,129	85,440,303
Hospira Inc.(a)	355,716	18,141,516
King Pharmaceuticals Inc.(a)	542,834	6,660,573
Mead Johnson Nutrition Co. Class A	448,665	19,606,661
Medco Health Solutions Inc.(a)	1,045,871	66,841,616
Merck & Co. Inc.	6,700,329	244,830,022
Mylan Inc.(a)(b)	670,396	12,355,398
Pfizer Inc.	17,701,487	321,990,049
Watson Pharmaceuticals Inc.(a)	232,518	9,210,038

		1,311,191,609
PIPELINES—0.40%
El Paso Corp.	1,538,474	15,123,199
Questar Corp.	382,563	15,903,144
Spectra Energy Corp.	1,418,831	29,100,224
Williams Companies Inc. (The)	1,279,259	26,966,780

		87,093,347
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	590,475	8,012,746

		8,012,746
REAL ESTATE INVESTMENT TRUSTS—1.13%
Apartment Investment and Management Co. Class A	257,784	4,103,921
AvalonBay Communities Inc.	178,657	14,669,526
Boston Properties Inc.	304,342	20,412,218
Equity Residential	605,789	20,463,552
HCP Inc.	643,058	19,638,991
Health Care REIT Inc.(b)	269,797	11,957,403

Host Hotels & Resorts Inc.(a)	1,384,169	16,153,252
Kimco Realty Corp.	881,214	11,922,825
ProLogis	1,038,156	14,212,356
Public Storage	297,508	24,232,027
Simon Property Group Inc.	625,381	49,905,404
Ventas Inc.	343,599	15,029,020
Vornado Realty Trust	343,944	24,055,443

		246,755,938
RETAIL—6.02%
Abercrombie & Fitch Co. Class A	192,367	6,703,990
AutoNation Inc.(a)(b)	203,808	3,902,923
AutoZone Inc.(a)	65,597	10,368,918
Bed Bath & Beyond Inc.(a)	576,304	22,262,624
Best Buy Co. Inc.	749,284	29,566,747
Big Lots Inc.(a)	182,009	5,274,621
Costco Wholesale Corp.	956,425	56,591,667
CVS Caremark Corp.	3,094,188	99,663,795
Darden Restaurants Inc.	306,126	10,735,839
Family Dollar Stores Inc.	303,998	8,460,264
GameStop Corp. Class A(a)(b)	360,524	7,909,897
Gap Inc. (The)	1,044,443	21,881,081
Home Depot Inc. (The)	3,730,097	107,911,706
J.C. Penney Co. Inc.	517,486	13,770,302
Kohl’s Corp.(a)	672,593	36,272,940
Limited Brands Inc.	586,748	11,289,032
Lowe’s Companies Inc.	3,229,149	75,529,795
Macy’s Inc.	923,621	15,479,888
McDonald’s Corp.	2,367,367	147,818,395
Nordstrom Inc.	362,662	13,628,838
Office Depot Inc.(a)	605,254	3,903,888
O’Reilly Automotive Inc.(a)	300,937	11,471,718
RadioShack Corp.	275,776	5,377,632
Ross Stores Inc.	271,270	11,585,942
Sears Holdings Corp.(a)(b)	106,336	8,873,739
Staples Inc.	1,587,997	39,048,846
Starbucks Corp.(a)	1,629,743	37,581,874
Target Corp.	1,650,298	79,824,914
Tiffany & Co.(b)	273,043	11,740,849
TJX Companies Inc. (The)	920,722	33,652,389
Walgreen Co.	2,169,163	79,651,665
Wal-Mart Stores Inc.	4,680,511	250,173,313
Yum! Brands Inc.	1,026,009	35,879,535

		1,313,789,566
SAVINGS & LOANS—0.12%
Hudson City Bancorp Inc.	1,037,225	14,241,099
People’s United Financial Inc.	764,013	12,759,017

		27,000,116
SEMICONDUCTORS—2.62%
Advanced Micro Devices Inc.(a)	1,235,052	11,955,303
Altera Corp.	647,988	14,663,968
Analog Devices Inc.	640,269	20,219,695
Applied Materials Inc.	2,925,774	40,785,290
Broadcom Corp. Class A(a)	944,931	29,718,080
Intel Corp.	12,113,148	247,108,219
KLA-Tencor Corp.	374,948	13,558,120
Linear Technology Corp.	489,472	14,948,475
LSI Corp.(a)	1,430,399	8,596,698
MEMC Electronic Materials Inc.(a)	488,671	6,655,699
Microchip Technology Inc.	402,654	11,701,125
Micron Technology Inc.(a)	1,864,429	19,688,370

National Semiconductor Corp.	517,844	7,954,084
Novellus Systems Inc.(a)	213,671	4,987,081
NVIDIA Corp.(a)(b)	1,217,352	22,740,135
QLogic Corp.(a)(b)	252,571	4,766,015
Teradyne Inc.(a)	385,212	4,133,325
Texas Instruments Inc.	2,748,393	71,623,122
Xilinx Inc.	607,421	15,221,970

		571,024,774
SOFTWARE—4.74%
Adobe Systems Inc.(a)	1,148,939	42,257,976
Autodesk Inc.(a)(b)	503,960	12,805,624
Automatic Data Processing Inc.	1,107,004	47,401,911
BMC Software Inc.(a)	402,301	16,132,270
CA Inc.	869,852	19,536,876
Citrix Systems Inc.(a)	401,453	16,704,459
Compuware Corp.(a)	507,972	3,672,638
Dun & Bradstreet Corp. (The)	113,937	9,612,865
Electronic Arts Inc.(a)	713,950	12,672,613
Fidelity National Information Services Inc.	719,094	16,855,563
Fiserv Inc.(a)	337,632	16,368,399
IMS Health Inc.	399,518	8,413,849
Intuit Inc.(a)	694,892	21,340,133
Microsoft Corp.	16,945,266	516,661,160
Novell Inc.(a)	763,968	3,170,467
Oracle Corp.	8,577,638	210,495,237
Paychex Inc.	705,562	21,618,420
Red Hat Inc.(a)	411,976	12,730,058
Salesforce.com Inc.(a)(b)	241,137	17,788,676
Total System Services Inc.	431,530	7,452,523

		1,033,691,717
TELECOMMUNICATIONS—6.04%
American Tower Corp. Class A(a)	880,652	38,052,973
AT&T Inc.	12,944,497	362,834,251
CenturyTel Inc.	652,693	23,634,014
Cisco Systems Inc.(a)	12,618,969	302,098,118
Corning Inc.	3,413,522	65,915,110
Frontier Communications Corp.	688,030	5,373,514
Harris Corp.	288,996	13,741,760
JDS Uniphase Corp.(a)	490,243	4,044,505
Juniper Networks Inc.(a)	1,152,639	30,740,882
MetroPCS Communications Inc.(a)	574,479	4,383,275
Motorola Inc.(a)	5,069,492	39,339,258
QUALCOMM Inc.	3,664,049	169,498,907
Qwest Communications International Inc.	3,257,711	13,714,963
Sprint Nextel Corp.(a)	6,513,215	23,838,367
Tellabs Inc.(a)	851,147	4,834,515
Verizon Communications Inc.	6,231,303	206,443,068
Windstream Corp.	957,916	10,527,497

		1,319,014,977
TEXTILES—0.03%
Cintas Corp.	287,949	7,501,071

		7,501,071
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	272,943	8,750,553
Mattel Inc.	793,032	15,844,779

		24,595,332
TRANSPORTATION—2.00%
Burlington Northern Santa Fe Corp.	575,030	56,709,459

C.H. Robinson Worldwide Inc.	367,960	21,610,291
CSX Corp.	861,138	41,756,582
Expeditors International Washington Inc.	465,179	16,155,667
FedEx Corp.	685,603	57,213,570
Norfolk Southern Corp.	807,032	42,304,617
Ryder System Inc.	123,473	5,083,383
Union Pacific Corp.	1,106,808	70,725,031
United Parcel Service Inc. Class B	2,177,815	124,941,247

		436,499,847

TOTAL COMMON STOCKS
(Cost: $25,850,059,329)		21,781,415,066

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.99%

MONEY MARKET FUNDS—1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	356,371,941	356,371,941
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	57,963,087	57,963,087
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	18,652,683	18,652,683

		432,987,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $432,987,711)		432,987,711

TOTAL INVESTMENTS IN SECURITIES—101.79%
(Cost: $26,283,047,040)		22,214,402,777
Other Assets, Less Liabilities—(1.79)%		(390,097,535)

NET ASSETS—100.00%		$21,824,305,242

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.15%
Omnicom Group Inc.	226,575	$8,870,411

		8,870,411
AEROSPACE & DEFENSE—2.22%
Boeing Co. (The)	327,414	17,722,920
General Dynamics Corp.	245,169	16,713,171
Goodrich Corp.	143,694	9,232,339
Rockwell Collins Inc.	181,681	10,057,860
United Technologies Corp.	1,083,180	75,183,524

		128,909,814
AGRICULTURE—2.05%
Altria Group Inc.	742,233	14,570,034
Lorillard Inc.	74,150	5,949,054
Monsanto Co.	629,732	51,480,591
Philip Morris International Inc.	968,260	46,660,449

		118,660,128
APPAREL—0.68%
Coach Inc.	368,503	13,461,415
Nike Inc. Class B	261,092	17,250,348
Polo Ralph Lauren Corp.	66,535	5,388,004
VF Corp.	44,994	3,295,361

		39,395,128
AUTO MANUFACTURERS—0.20%
Ford Motor Co.(a)	1,184,454	11,844,540

		11,844,540
BANKS—0.16%
Northern Trust Corp.	175,808	9,212,339

		9,212,339
BEVERAGES—4.83%
Brown-Forman Corp. Class B NVS	67,303	3,605,422
Coca-Cola Co. (The)	2,677,117	152,595,669
Coca-Cola Enterprises Inc.	183,104	3,881,805
Dr Pepper Snapple Group Inc.	149,749	4,237,897
Pepsi Bottling Group Inc.	166,128	6,229,800
PepsiCo Inc.	1,802,841	109,612,733

		280,163,326
BIOTECHNOLOGY—1.81%
Amgen Inc.(a)	608,085	34,399,368
Biogen Idec Inc.(a)	334,145	17,876,757
Celgene Corp.(a)	531,014	29,566,860
Genzyme Corp.(a)	153,331	7,514,752
Life Technologies Corp.(a)	206,065	10,762,775
Millipore Corp.(a)	64,429	4,661,438

		104,781,950
CHEMICALS—1.80%
Air Products and Chemicals Inc.	136,962	11,102,140
Airgas Inc.	56,187	2,674,501

CF Industries Holdings Inc.	56,120	5,094,574
E.I. du Pont de Nemours and Co.	563,857	18,985,065
Ecolab Inc.	274,484	12,236,497
FMC Corp.	83,700	4,667,112
International Flavors & Fragrances Inc.	91,619	3,769,206
PPG Industries Inc.	127,246	7,448,981
Praxair Inc.	354,481	28,468,369
Sherwin-Williams Co. (The)	45,120	2,781,648
Sigma-Aldrich Corp.	140,847	7,116,999

		104,345,092
COAL—0.49%
CONSOL Energy Inc.	202,425	10,080,765
Massey Energy Co.	98,611	4,142,648
Peabody Energy Corp.	309,467	13,991,003

		28,214,416
COMMERCIAL SERVICES—2.01%
Apollo Group Inc. Class A(a)	148,497	8,995,948
DeVry Inc.	71,616	4,062,776
Equifax Inc.	73,102	2,258,121
H&R Block Inc.	131,172	2,967,111
Iron Mountain Inc.(a)	115,424	2,627,050
MasterCard Inc. Class A	110,937	28,397,653
Monster Worldwide Inc.(a)(b)	71,773	1,248,850
Moody’s Corp.	111,529	2,988,977
Robert Half International Inc.	90,750	2,425,747
Visa Inc. Class A	517,521	45,262,387
Western Union Co.	799,682	15,074,006

		116,308,626
COMPUTERS—10.80%
Affiliated Computer Services Inc. Class A(a)	72,365	4,319,467
Apple Inc.(a)	1,040,581	219,416,910
Cognizant Technology Solutions Corp. Class A(a)	340,519	15,425,511
Computer Sciences Corp.(a)	105,536	6,071,486
EMC Corp.(a)	2,356,733	41,172,125
Hewlett-Packard Co.	1,890,178	97,363,069
International Business Machines Corp.	1,517,647	198,659,992
NetApp Inc.(a)	391,588	13,466,711
SanDisk Corp.(a)	147,701	4,281,852
Sun Microsystems Inc.(a)	870,107	8,152,903
Teradata Corp.(a)	197,428	6,205,162
Western Digital Corp.(a)	260,424	11,497,720

		626,032,908
COSMETICS & PERSONAL CARE—2.61%
Avon Products Inc.	493,432	15,543,108
Colgate-Palmolive Co.	574,433	47,189,671
Estee Lauder Companies Inc. (The) Class A	136,578	6,604,912
Procter & Gamble Co. (The)	1,350,241	81,865,112

		151,202,803
DISTRIBUTION & WHOLESALE—0.23%
Fastenal Co.(b)	152,753	6,360,635
W.W. Grainger Inc.	72,874	7,056,389

		13,417,024
DIVERSIFIED FINANCIAL SERVICES—3.38%
American Express Co.	1,373,908	55,670,752
Ameriprise Financial Inc.	164,820	6,398,312
Charles Schwab Corp. (The)	517,526	9,739,839
CME Group Inc.	76,857	25,820,109
Federated Investors Inc. Class B	102,168	2,809,620
Franklin Resources Inc.	92,979	9,795,338
Goldman Sachs Group Inc. (The)	231,642	39,110,435
IntercontinentalExchange Inc.(a)	84,649	9,506,083
Invesco Ltd.	495,439	11,637,862

Janus Capital Group Inc.	209,462	2,817,264
Legg Mason Inc.	58,598	1,767,316
NYSE Euronext Inc.	207,320	5,245,196
T. Rowe Price Group Inc.	297,524	15,843,153

		196,161,279
ELECTRIC—0.35%
AES Corp. (The)(a)	470,012	6,255,860
Exelon Corp.	289,510	14,148,354

		20,404,214
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Emerson Electric Co.	356,312	15,178,891

		15,178,891
ELECTRONICS—0.73%
Agilent Technologies Inc.(a)	199,405	6,195,513
Amphenol Corp. Class A	198,166	9,151,306
FLIR Systems Inc.(a)	175,661	5,747,628
Thermo Fisher Scientific Inc.(a)	306,657	14,624,472
Waters Corp.(a)	109,555	6,788,028

		42,506,947
ENERGY - ALTERNATE SOURCES—0.13%
First Solar Inc.(a)(b)	55,975	7,579,015

		7,579,015
ENTERTAINMENT—0.06%
International Game Technology	191,621	3,596,726

		3,596,726
ENVIRONMENTAL CONTROL—0.17%
Republic Services Inc.	160,574	4,545,850
Stericycle Inc.(a)(b)	97,531	5,380,785

		9,926,635
FOOD—0.87%
Campbell Soup Co.	100,974	3,412,921
ConAgra Foods Inc.	255,586	5,891,257
General Mills Inc.	196,220	13,894,338
H.J. Heinz Co.	182,368	7,798,056
Hershey Co. (The)	80,726	2,889,184
Kellogg Co.	173,309	9,220,039
McCormick & Co. Inc. NVS	71,133	2,570,035
Whole Foods Market Inc.(a)	162,209	4,452,637

		50,128,467
FOREST PRODUCTS & PAPER—0.31%
International Paper Co.	254,968	6,828,043
MeadWestvaco Corp.	197,475	5,653,709
Plum Creek Timber Co. Inc.	76,837	2,901,365
Weyerhaeuser Co.	65,687	2,833,737

		18,216,854
HAND & MACHINE TOOLS—0.05%
Stanley Works (The)(b)	60,202	3,101,005

		3,101,005
HEALTH CARE - PRODUCTS—4.71%
Baxter International Inc.	348,274	20,436,718
Becton, Dickinson and Co.	142,471	11,235,263
C.R. Bard Inc.	63,590	4,953,661
DENTSPLY International Inc.	114,503	4,027,071
Intuitive Surgical Inc.(a)(b)	44,129	13,385,208
Johnson & Johnson	1,689,477	108,819,214
Medtronic Inc.	1,278,748	56,239,337
Patterson Companies Inc.(a)	63,496	1,776,618

St. Jude Medical Inc.(a)	386,211	14,204,841
Stryker Corp.	326,285	16,434,975
Varian Medical Systems Inc.(a)	143,984	6,745,650
Zimmer Holdings Inc.(a)	246,083	14,545,966

		272,804,522
HEALTH CARE - SERVICES—0.79%
DaVita Inc.(a)	118,227	6,944,654
Laboratory Corp. of America Holdings(a)	122,714	9,183,916
Quest Diagnostics Inc.	104,140	6,287,973
UnitedHealth Group Inc.	765,271	23,325,460

		45,742,003
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.(a)	83,315	1,982,064

		1,982,064
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	80,463	2,838,735

		2,838,735
HOUSEHOLD PRODUCTS & WARES—0.38%
Clorox Co. (The)	75,776	4,622,336
Kimberly-Clark Corp.	273,563	17,428,699

		22,051,035
INSURANCE—0.84%
Aflac Inc.	205,449	9,502,016
CIGNA Corp.	315,932	11,142,922
Principal Financial Group Inc.	213,423	5,130,689
Prudential Financial Inc.	310,948	15,472,772
XL Capital Ltd. Class A	394,990	7,240,167

		48,488,566
INTERNET—5.36%
Akamai Technologies Inc.(a)(b)	198,246	5,021,571
Amazon.com Inc.(a)	385,192	51,816,028
eBay Inc.(a)	1,299,657	30,593,926
Expedia Inc.(a)	243,155	6,251,515
Google Inc. Class A(a)	278,580	172,714,028
McAfee Inc.(a)	181,967	7,382,401
Priceline.com Inc.(a)(b)	50,784	11,096,304
Symantec Corp.(a)	627,508	11,226,118
VeriSign Inc.(a)	88,947	2,156,075
Yahoo! Inc.(a)	729,300	12,237,654

		310,495,620
IRON & STEEL—0.38%
AK Steel Holding Corp.	76,472	1,632,677
Allegheny Technologies Inc.	63,486	2,842,268
Cliffs Natural Resources Inc.	151,184	6,968,071
Nucor Corp.	221,895	10,351,402

		21,794,418
LEISURE TIME—0.08%
Harley-Davidson Inc.(b)	179,153	4,514,656

		4,514,656
LODGING—0.38%
Marriott International Inc. Class A	202,520	5,518,670
Starwood Hotels & Resorts Worldwide Inc.	215,964	7,897,803
Wyndham Worldwide Corp.	205,929	4,153,588
Wynn Resorts Ltd.	79,821	4,647,977

		22,218,038
MACHINERY—1.23%
Caterpillar Inc.	719,476	41,002,937
Cummins Inc.	146,906	6,737,109

Deere & Co.	268,778	14,538,202
Flowserve Corp.	64,456	6,093,026
Rockwell Automation Inc.	67,412	3,167,016

		71,538,290
MANUFACTURING—2.22%
Danaher Corp.	300,634	22,607,677
Dover Corp.	113,800	4,735,218
Honeywell International Inc.	881,598	34,558,642
Illinois Tool Works Inc.	294,131	14,115,347
ITT Corp.	211,106	10,500,412
Pall Corp.	62,162	2,250,264
Roper Industries Inc.	65,249	3,417,090
3M Co.	441,694	36,514,843

		128,699,493
MEDIA—1.53%
CBS Corp. Class B NVS	359,310	5,048,305
DIRECTV Class A(a)	1,105,520	36,869,092
Gannett Co. Inc.	83,664	1,242,410
McGraw-Hill Companies Inc. (The)	185,586	6,218,987
News Corp. Class A NVS	1,171,539	16,038,369
Scripps Networks Interactive Inc. Class A	53,972	2,239,838
Viacom Inc. Class B NVS(a)	701,332	20,850,600

		88,507,601
METAL FABRICATE & HARDWARE—0.31%
Precision Castparts Corp.	162,596	17,942,469

		17,942,469
MINING—1.15%
Freeport-McMoRan Copper & Gold Inc.(a)	496,666	39,877,313
Newmont Mining Corp.	566,334	26,793,262

		66,670,575
OIL & GAS—8.74%
Anadarko Petroleum Corp.	567,876	35,446,820
Apache Corp.	388,404	40,071,641
Cabot Oil & Gas Corp.	70,686	3,081,203
Denbury Resources Inc.(a)(b)	289,257	4,281,004
Devon Energy Corp.	205,251	15,085,948
Diamond Offshore Drilling Inc.	80,437	7,916,610
EOG Resources Inc.	291,566	28,369,372
EQT Corp.	72,634	3,190,085
Exxon Mobil Corp.	2,906,882	198,220,284
Murphy Oil Corp.	130,174	7,055,431
Nabors Industries Ltd.(a)(b)	209,530	4,586,612
Noble Energy Inc.	200,442	14,275,479
Occidental Petroleum Corp.	937,755	76,286,369
Pioneer Natural Resources Co.	133,515	6,431,418
Range Resources Corp.	182,261	9,085,711
Rowan Companies Inc.(a)	130,956	2,964,844
Southwestern Energy Co.(a)	398,956	19,229,679
XTO Energy Inc.	670,508	31,198,738

		506,777,248
OIL & GAS SERVICES—2.79%
Baker Hughes Inc.(b)	358,054	14,494,026
Cameron International Corp.(a)	282,412	11,804,822
FMC Technologies Inc.(a)	141,174	8,165,504
Halliburton Co.	521,056	15,678,575
National Oilwell Varco Inc.	483,346	21,310,725
Schlumberger Ltd.	1,387,292	90,298,836

		161,752,488
PACKAGING & CONTAINERS—0.15%
Ball Corp.	69,608	3,598,734
Owens-Illinois Inc.(a)	101,604	3,339,723
Pactiv Corp.(a)	78,396	1,892,479

		8,830,936

PHARMACEUTICALS—5.64%
Abbott Laboratories	947,126	51,135,333
Allergan Inc.	355,298	22,387,327
Bristol-Myers Squibb Co.	871,783	22,012,521
Cephalon Inc.(a)(b)	38,981	2,432,804
Eli Lilly and Co.	607,499	21,693,789
Express Scripts Inc.(a)	317,406	27,439,749
Forest Laboratories Inc.(a)	226,658	7,277,988
Gilead Sciences Inc.(a)	1,039,736	44,999,774
Hospira Inc.(a)	187,172	9,545,772
Mead Johnson Nutrition Co. Class A	99,019	4,327,130
Medco Health Solutions Inc.(a)	550,838	35,204,057
Merck & Co. Inc.	1,835,069	67,053,421
Mylan Inc.(a)(b)	352,482	6,496,243
Watson Pharmaceuticals Inc.(a)	122,346	4,846,125

		326,852,033
PIPELINES—0.14%
El Paso Corp.	428,497	4,212,126
Questar Corp.	94,715	3,937,303

		8,149,429
REAL ESTATE—0.07%
CB Richard Ellis Group Inc. Class A(a)	312,334	4,238,372

		4,238,372
REAL ESTATE INVESTMENT TRUSTS—1.34%
Apartment Investment and Management Co. Class A	43,707	695,815
AvalonBay Communities Inc.	43,149	3,542,964
Boston Properties Inc.	59,162	3,967,995
Equity Residential	120,956	4,085,894
HCP Inc.	338,641	10,342,096
Health Care REIT Inc.	54,301	2,406,620
ProLogis	546,416	7,480,435
Public Storage	76,704	6,247,541
Simon Property Group Inc.	329,421	26,287,796
Ventas Inc.	180,680	7,902,943
Vornado Realty Trust	63,274	4,425,384

		77,385,483
RETAIL—4.01%
Abercrombie & Fitch Co. Class A	101,938	3,552,539
AutoZone Inc.(a)	34,631	5,474,122
Bed Bath & Beyond Inc.(a)	303,523	11,725,093
Best Buy Co. Inc.	394,649	15,572,850
Darden Restaurants Inc.	102,939	3,610,071
GameStop Corp. Class A(a)(b)	114,216	2,505,899
Gap Inc. (The)	308,574	6,464,625
Kohl’s Corp.(a)	354,250	19,104,702
Limited Brands Inc.	144,710	2,784,220
McDonald’s Corp.	660,831	41,262,288
Nordstrom Inc.	191,334	7,190,332
O’Reilly Automotive Inc.(a)	158,838	6,054,905
Ross Stores Inc.	144,376	6,166,299
Staples Inc.	526,948	12,957,651
Starbucks Corp.(a)	858,349	19,793,528
Tiffany & Co.	143,627	6,175,961
TJX Companies Inc. (The)	484,938	17,724,484
Walgreen Co.	685,486	25,171,046
Yum! Brands Inc.	540,387	18,897,333

		232,187,948
SAVINGS & LOANS—0.13%
Hudson City Bancorp Inc.	547,150	7,512,369

		7,512,369

SEMICONDUCTORS—2.94%
Advanced Micro Devices Inc.(a)	332,864	3,222,124
Altera Corp.	341,643	7,731,381
Analog Devices Inc.	188,603	5,956,083
Applied Materials Inc.	508,588	7,089,717
Broadcom Corp. Class A(a)	497,684	15,652,162
Intel Corp.	2,807,135	57,265,554
KLA-Tencor Corp.	86,586	3,130,950
Linear Technology Corp.	257,642	7,868,387
LSI Corp.(a)	363,790	2,186,378
Microchip Technology Inc.	118,431	3,441,605
Micron Technology Inc.(a)	460,436	4,862,204
National Semiconductor Corp.	123,106	1,890,908
Novellus Systems Inc.(a)	51,980	1,213,213
NVIDIA Corp.(a)	641,167	11,977,000
QLogic Corp.(a)(b)	133,007	2,509,842
Teradyne Inc.(a)	203,267	2,181,055
Texas Instruments Inc.	926,437	24,142,948
Xilinx Inc.	319,421	8,004,690

		170,326,201
SOFTWARE—8.63%
Adobe Systems Inc.(a)	605,150	22,257,417
Autodesk Inc.(a)	265,765	6,753,089
Automatic Data Processing Inc.	256,558	10,985,814
BMC Software Inc.(a)	211,913	8,497,711
CA Inc.	270,687	6,079,630
Citrix Systems Inc.(a)	211,726	8,809,919
Compuware Corp.(a)	122,677	886,955
Dun & Bradstreet Corp. (The)	60,165	5,076,121
Electronic Arts Inc.(a)	139,213	2,471,031
Fiserv Inc.(a)	106,710	5,173,301
IMS Health Inc.	211,241	4,448,735
Intuit Inc.(a)	366,008	11,240,106
Microsoft Corp.	8,924,724	272,114,835
Oracle Corp.	4,517,683	110,863,941
Paychex Inc.	208,134	6,377,226
Red Hat Inc.(a)	217,248	6,712,963
Salesforce.com Inc.(a)	127,004	9,369,085
Total System Services Inc.	109,431	1,889,873

		500,007,752
TELECOMMUNICATIONS—7.32%
American Tower Corp. Class A(a)	463,839	20,042,483
AT&T Inc.	3,408,830	95,549,505
Cisco Systems Inc.(a)	6,646,152	159,108,879
Corning Inc.	1,797,864	34,716,754
Harris Corp.	95,901	4,560,093
JDS Uniphase Corp.(a)	162,954	1,344,370
Juniper Networks Inc.(a)	607,105	16,191,490
QUALCOMM Inc.	1,929,781	89,271,669
Tellabs Inc.(a)	155,194	881,502
Windstream Corp.	218,156	2,397,534

		424,064,279
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	143,638	4,605,034
Mattel Inc.	245,989	4,914,860

		9,519,894
TRANSPORTATION—2.02%
Burlington Northern Santa Fe Corp.	302,865	29,868,546
C.H. Robinson Worldwide Inc.	124,053	7,285,633
CSX Corp.	285,754	13,856,211
Expeditors International Washington Inc.	127,433	4,425,748
Norfolk Southern Corp.	182,792	9,581,957
Union Pacific Corp.	338,113	21,605,421
United Parcel Service Inc. Class B	527,648	30,271,166

		116,894,682

TOTAL COMMON STOCKS
(Cost: $5,583,000,284)		5,788,945,737

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.39%

MONEY MARKET FUNDS—1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	66,611,794	66,611,794
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	10,834,257	10,834,257
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	2,922,683	2,922,683

		80,368,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,368,734)		80,368,734

TOTAL INVESTMENTS IN SECURITIES—101.26%
(Cost: $5,663,369,018)		5,869,314,471
Other Assets, Less Liabilities—(1.26)%		(72,998,995)

NET ASSETS—100.00%		$5,796,315,476

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)(a)	369,106	$2,724,002
Omnicom Group Inc.	87,418	3,422,415

		6,146,417
AEROSPACE & DEFENSE—2.18%
Boeing Co. (The)	336,040	18,189,845
General Dynamics Corp.	131,342	8,953,584
L-3 Communications Holdings Inc.	88,286	7,676,468
Lockheed Martin Corp.	242,506	18,272,827
Northrop Grumman Corp.	237,903	13,286,883
Raytheon Co.	290,556	14,969,445

		81,349,052
AGRICULTURE—2.36%
Altria Group Inc.	1,084,000	21,278,920
Archer-Daniels-Midland Co.	487,034	15,249,035
Lorillard Inc.	72,840	5,843,953
Philip Morris International Inc.	808,547	38,963,880
Reynolds American Inc.	128,189	6,790,171

		88,125,959
AIRLINES—0.17%
Southwest Airlines Co.	563,384	6,439,479

		6,439,479
APPAREL—0.29%
Nike Inc. Class B	124,257	8,209,660
VF Corp.	37,761	2,765,616

		10,975,276
AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)	1,730,095	17,300,950
PACCAR Inc.	276,214	10,018,282

		27,319,232
AUTO PARTS & EQUIPMENT—0.44%
Goodyear Tire & Rubber Co. (The)(a)	183,896	2,592,934
Johnson Controls Inc.	508,831	13,860,556

		16,453,490
BANKS—9.93%
Bank of America Corp.	7,531,889	113,430,248
Bank of New York Mellon Corp. (The)	912,939	25,534,904
BB&T Corp.	521,381	13,227,436
Comerica Inc.	114,718	3,392,211
Discover Financial Services	412,179	6,063,153
Fifth Third Bancorp	603,317	5,882,341
First Horizon National Corp.(a)	167,139	2,239,663
Huntington Bancshares Inc.	542,704	1,980,870
KeyCorp	666,799	3,700,734
M&T Bank Corp.(b)	62,731	4,196,077
Marshall & Ilsley Corp.	393,512	2,144,640
Northern Trust Corp.	67,829	3,554,240
PNC Financial Services Group Inc. (The)(c)	349,816	18,466,787
Regions Financial Corp.	901,399	4,768,401

State Street Corp.	375,054	16,329,851
SunTrust Banks Inc.	378,578	7,681,348
U.S. Bancorp	1,449,745	32,633,760
Wells Fargo & Co.	3,874,122	104,562,553
Zions Bancorporation(b)	104,594	1,341,941

		371,131,158
BEVERAGES—0.40%
Brown-Forman Corp. Class B NVS	38,868	2,082,159
Coca-Cola Enterprises Inc.	120,916	2,563,419
Constellation Brands Inc. Class A(a)	150,213	2,392,893
Dr Pepper Snapple Group Inc.	93,958	2,659,011
Molson Coors Brewing Co. Class B NVS	119,324	5,388,672

		15,086,154
BIOTECHNOLOGY—0.69%
Amgen Inc.(a)	368,328	20,836,315
Genzyme Corp.(a)	100,681	4,934,376

		25,770,691
BUILDING MATERIALS—0.10%
Masco Corp.	272,552	3,763,943

		3,763,943
CHEMICALS—1.34%
Air Products and Chemicals Inc.	70,443	5,710,110
Airgas Inc.	25,422	1,210,087
Dow Chemical Co. (The)	867,077	23,957,338
E.I. du Pont de Nemours and Co.	315,254	10,614,602
Eastman Chemical Co.	55,193	3,324,826
PPG Industries Inc.	43,230	2,530,684
Sherwin-Williams Co. (The)	42,343	2,610,446

		49,958,093
COMMERCIAL SERVICES—0.93%
Equifax Inc.	47,250	1,459,552
H&R Block Inc.	167,987	3,799,866
Iron Mountain Inc.(a)	60,566	1,378,482
McKesson Corp.	203,201	12,700,062
Monster Worldwide Inc.(a)(b)	48,222	839,063
Moody’s Corp.	75,996	2,036,693
Quanta Services Inc.(a)	158,694	3,307,183
R.R. Donnelley & Sons Co.	155,846	3,470,690
Robert Half International Inc.	54,151	1,447,456
SAIC Inc.(a)	231,868	4,391,580

		34,830,627
COMPUTERS—1.48%
Affiliated Computer Services Inc. Class A(a)	26,193	1,563,460
Computer Sciences Corp.(a)	46,410	2,669,967
Dell Inc.(a)	1,305,465	18,746,477
Hewlett-Packard Co.	557,215	28,702,145
Lexmark International Inc. Class A(a)	58,377	1,516,634
SanDisk Corp.(a)	75,350	2,184,396

		55,383,079
COSMETICS & PERSONAL CARE—2.16%
Procter & Gamble Co. (The)	1,328,802	80,565,265

		80,565,265
DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	121,067	4,595,703

		4,595,703
DIVERSIFIED FINANCIAL SERVICES—7.64%
Ameriprise Financial Inc.	85,486	3,318,567
Capital One Financial Corp.	341,155	13,079,883
Charles Schwab Corp. (The)	383,677	7,220,801

Citigroup Inc.	14,781,557	48,926,954
E*TRADE Financial Corp.(a)	1,163,966	2,036,940
Franklin Resources Inc.	51,965	5,474,513
Goldman Sachs Group Inc. (The)	237,722	40,136,982
JPMorgan Chase & Co.	2,986,930	124,465,372
Legg Mason Inc.	85,137	2,567,732
Morgan Stanley	1,030,553	30,504,369
NASDAQ OMX Group Inc. (The)(a)	111,240	2,204,777
NYSE Euronext Inc.	60,312	1,525,894
SLM Corp.(a)	359,197	4,048,150

		285,510,934
ELECTRIC—6.44%
AES Corp. (The)(a)	198,245	2,638,641
Allegheny Energy Inc.	128,734	3,022,674
Ameren Corp.	179,757	5,024,208
American Electric Power Co. Inc.	362,190	12,600,590
CenterPoint Energy Inc.	296,233	4,298,341
CMS Energy Corp.	174,363	2,730,525
Consolidated Edison Inc.	212,798	9,667,413
Constellation Energy Group Inc.	152,415	5,360,436
Dominion Resources Inc.	452,809	17,623,326
DTE Energy Co.	125,127	5,454,286
Duke Energy Corp.	989,124	17,022,824
Edison International	247,094	8,593,929
Entergy Corp.	143,263	11,724,644
Exelon Corp.	309,969	15,148,185
FirstEnergy Corp.	231,158	10,737,289
FPL Group Inc.	313,392	16,553,365
Integrys Energy Group Inc.	58,021	2,436,302
Northeast Utilities	133,190	3,434,970
Pepco Holdings Inc.	168,261	2,835,198
PG&E Corp.	281,283	12,559,286
Pinnacle West Capital Corp.	76,906	2,813,221
PPL Corp.	285,960	9,239,368
Progress Energy Inc.	212,066	8,696,827
Public Service Enterprise Group Inc.	383,660	12,756,695
SCANA Corp.	84,133	3,170,131
Southern Co.	606,672	20,214,311
TECO Energy Inc.	162,339	2,633,139
Wisconsin Energy Corp.	88,718	4,420,818
Xcel Energy Inc.	346,360	7,349,759

		240,760,701
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Emerson Electric Co.	336,479	14,334,005
Molex Inc.	102,882	2,217,107

		16,551,112
ELECTRONICS—0.36%
Agilent Technologies Inc.(a)	130,540	4,055,878
Jabil Circuit Inc.	142,893	2,482,051
PerkinElmer Inc.	88,483	1,821,865
Thermo Fisher Scientific Inc.(a)	108,424	5,170,741

		13,530,535
ENGINEERING & CONSTRUCTION—0.26%
Fluor Corp.	135,857	6,118,999
Jacobs Engineering Group Inc.(a)	94,049	3,537,183

		9,656,182
ENTERTAINMENT—0.05%
International Game Technology	99,267	1,863,242

		1,863,242
ENVIRONMENTAL CONTROL—0.44%
Republic Services Inc.	139,536	3,950,264
Waste Management Inc.	371,286	12,553,180

		16,503,444

FOOD—2.94%
Campbell Soup Co.	77,324	2,613,551
ConAgra Foods Inc.	168,085	3,874,359
Dean Foods Co.(a)	135,959	2,452,700
General Mills Inc.	118,889	8,418,530
H.J. Heinz Co.	119,757	5,120,809
Hershey Co. (The)	72,705	2,602,112
Hormel Foods Corp.	52,476	2,017,702
J.M. Smucker Co. (The)	90,301	5,576,087
Kellogg Co.	78,888	4,196,842
Kraft Foods Inc. Class A	1,119,795	30,436,028
Kroger Co. (The)	492,598	10,113,037
McCormick & Co. Inc. NVS	52,157	1,884,432
Safeway Inc.	308,275	6,563,175
Sara Lee Corp.	528,941	6,442,501
SUPERVALU Inc.	160,819	2,044,009
Sysco Corp.	448,238	12,523,770
Tyson Foods Inc. Class A	231,670	2,842,591

		109,722,235
FOREST PRODUCTS & PAPER—0.33%
International Paper Co.	161,789	4,332,709
Plum Creek Timber Co. Inc.(b)	72,949	2,754,554
Weyerhaeuser Co.	117,064	5,050,141

		12,137,404
GAS—0.41%
Nicor Inc.	34,224	1,440,830
NiSource Inc.	209,337	3,219,603
Sempra Energy	186,885	10,461,822

		15,122,255
HAND & MACHINE TOOLS—0.16%
Black & Decker Corp. (The)	45,463	2,947,366
Snap-On Inc.	43,806	1,851,242
Stanley Works (The)(b)	21,302	1,097,266

		5,895,874
HEALTH CARE - PRODUCTS—2.73%
Baxter International Inc.	228,560	13,411,901
Becton, Dickinson and Co.	86,333	6,808,220
Boston Scientific Corp.(a)	1,143,208	10,288,872
C.R. Bard Inc.	31,336	2,441,074
CareFusion Corp.(a)	133,902	3,348,889
DENTSPLY International Inc.	40,263	1,416,050
Johnson & Johnson	982,975	63,313,420
Patterson Companies Inc.(a)	28,041	784,587

		101,813,013
HEALTH CARE - SERVICES—1.48%
Aetna Inc.	328,281	10,406,508
Coventry Health Care Inc.(a)	111,655	2,712,100
Humana Inc.(a)	128,318	5,631,877
Quest Diagnostics Inc.	49,178	2,969,368
Tenet Healthcare Corp.(a)	328,199	1,768,993
UnitedHealth Group Inc.	378,348	11,532,047
WellPoint Inc.(a)	347,489	20,255,134

		55,276,027
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.(a)	88,458	2,104,416

		2,104,416
HOME BUILDERS—0.17%
D.R. Horton Inc.	208,046	2,261,460
Lennar Corp. Class A	121,128	1,546,805
Pulte Homes Inc.(a)	237,713	2,377,130

		6,185,395

HOME FURNISHINGS—0.12%
Whirlpool Corp.	56,359	4,545,917

		4,545,917
HOUSEHOLD PRODUCTS & WARES—0.54%
Avery Dennison Corp.	85,594	3,123,325
Clorox Co. (The)	56,245	3,430,945
Fortune Brands Inc.	114,076	4,928,083
Kimberly-Clark Corp.	135,074	8,605,565

		20,087,918
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	210,830	3,164,558

		3,164,558
INSURANCE—4.19%
Aflac Inc.	219,622	10,157,518
Allstate Corp. (The)	406,801	12,220,302
American International Group Inc.(a)(b)	102,189	3,063,626
Aon Corp.	208,185	7,981,813
Assurant Inc.	88,556	2,610,631
Chubb Corp.	258,899	12,732,653
Cincinnati Financial Corp.	123,523	3,241,244
Genworth Financial Inc. Class A(a)	370,729	4,207,774
Hartford Financial Services Group Inc. (The)	290,522	6,757,542
Lincoln National Corp.	229,170	5,701,750
Loews Corp.	273,084	9,926,603
Marsh & McLennan Companies Inc.	400,064	8,833,413
MetLife Inc.	620,745	21,943,336
Principal Financial Group Inc.	101,949	2,450,854
Progressive Corp. (The)(a)	512,164	9,213,830
Prudential Financial Inc.	147,810	7,355,026
Torchmark Corp.	62,497	2,746,743
Travelers Companies Inc. (The)	414,230	20,653,508
Unum Group	251,725	4,913,672

		156,711,838
INTERNET—0.34%
Symantec Corp.(a)	203,031	3,632,225
VeriSign Inc.(a)	86,679	2,101,099
Yahoo! Inc.(a)	424,742	7,127,171

		12,860,495
IRON & STEEL—0.33%
AK Steel Holding Corp.	32,129	685,954
Allegheny Technologies Inc.	32,182	1,440,788
Nucor Corp.	92,902	4,333,878
United States Steel Corp.	108,750	5,994,300

		12,454,920
LEISURE TIME—0.32%
Carnival Corp.(a)	331,374	10,501,242
Harley-Davidson Inc.(b)	60,309	1,519,787

		12,021,029
LODGING—0.04%
Marriott International Inc. Class A	59,245	1,614,426

		1,614,426
MACHINERY—0.36%
Cummins Inc.	56,353	2,584,349
Deere & Co.	144,724	7,828,121
Rockwell Automation Inc.	63,345	2,975,948

		13,388,418

MANUFACTURING—4.68%
Dover Corp.	66,447	2,764,860
Eastman Kodak Co.(a)	195,478	824,917
Eaton Corp.	125,749	8,000,151
General Electric Co.	8,070,580	122,107,875
Illinois Tool Works Inc.	99,504	4,775,197
Leggett & Platt Inc.	115,508	2,356,363
Pall Corp.	47,083	1,704,405
Parker Hannifin Corp.	122,029	6,574,923
Roper Industries Inc.	26,415	1,383,354
Textron Inc.(b)	205,760	3,870,346
3M Co.	246,899	20,411,140

		174,773,531
MEDIA—3.96%
CBS Corp. Class B NVS	277,534	3,899,353
Comcast Corp. Class A	2,164,014	36,485,276
Gannett Co. Inc.(b)	123,712	1,837,123
McGraw-Hill Companies Inc. (The)	116,760	3,912,628
Meredith Corp.(b)	26,804	826,903
New York Times Co. (The) Class A(a)(b)	84,745	1,047,448
News Corp. Class A NVS	939,683	12,864,260
Scripps Networks Interactive Inc. Class A	32,492	1,348,418
Time Warner Cable Inc.	266,977	11,050,178
Time Warner Inc.	885,139	25,792,951
Walt Disney Co. (The)	1,457,236	46,995,861
Washington Post Co. (The) Class B	4,707	2,069,197

		148,129,596
MINING—0.47%
Alcoa Inc.	738,856	11,910,359
Titanium Metals Corp.(a)	61,945	775,551
Vulcan Materials Co.(b)	95,145	5,011,287

		17,697,197
OFFICE & BUSINESS EQUIPMENT—0.25%
Pitney Bowes Inc.	156,694	3,566,355
Xerox Corp.	659,445	5,578,905

		9,145,260
OIL & GAS—9.82%
Cabot Oil & Gas Corp.	31,707	1,382,108
Chesapeake Energy Corp.	490,590	12,696,469
Chevron Corp.	1,520,725	117,080,618
ConocoPhillips	1,124,672	57,436,999
Devon Energy Corp.	201,935	14,842,223
EQT Corp.	51,275	2,251,998
Exxon Mobil Corp.	1,691,233	115,325,178
Hess Corp.	220,482	13,339,161
Marathon Oil Corp.	536,683	16,755,243
Murphy Oil Corp.	59,134	3,205,063
Nabors Industries Ltd.(a)(b)	76,390	1,672,177
Sunoco Inc.	87,974	2,296,121
Tesoro Corp.	106,207	1,439,105
Valero Energy Corp.	428,053	7,169,888

		366,892,351
OIL & GAS SERVICES—0.52%
BJ Services Co.	222,152	4,132,027
Halliburton Co.	341,981	10,290,208
Smith International Inc.	187,499	5,094,348

		19,516,583
PACKAGING & CONTAINERS—0.26%
Ball Corp.	25,268	1,306,356
Bemis Co. Inc.	82,147	2,435,659
Owens-Illinois Inc.(a)	61,428	2,019,138
Pactiv Corp.(a)	48,943	1,181,484
Sealed Air Corp.	119,913	2,621,298

		9,563,935

PHARMACEUTICALS—6.39%
Abbott Laboratories	551,100	29,753,889
AmerisourceBergen Corp.	218,550	5,697,599
Bristol-Myers Squibb Co.	733,994	18,533,349
Cardinal Health Inc.	275,064	8,868,063
Cephalon Inc.(a)(b)	31,128	1,942,698
Eli Lilly and Co.	368,013	13,141,744
Forest Laboratories Inc.(a)	79,592	2,555,699
King Pharmaceuticals Inc.(a)	186,933	2,293,668
Mead Johnson Nutrition Co. Class A	89,718	3,920,677
Merck & Co. Inc.	1,111,402	40,610,629
Pfizer Inc.	6,116,566	111,260,336

		238,578,351
PIPELINES—0.66%
El Paso Corp.	250,334	2,460,783
Questar Corp.	69,727	2,898,551
Spectra Energy Corp.	490,462	10,059,376
Williams Companies Inc. (The)	442,228	9,322,166

		24,740,876
REAL ESTATE INVESTMENT TRUSTS—0.92%
Apartment Investment and Management Co. Class A	59,173	942,034
AvalonBay Communities Inc.	33,395	2,742,063
Boston Properties Inc.	66,313	4,447,613
Equity Residential	129,916	4,388,562
Health Care REIT Inc.	57,919	2,566,970
Host Hotels & Resorts Inc.(a)	478,815	5,587,771
Kimco Realty Corp.	304,868	4,124,864
Public Storage	52,721	4,294,125
Vornado Realty Trust	77,322	5,407,901

		34,501,903
RETAIL—8.07%
AutoNation Inc.(a)(b)	70,078	1,341,994
Big Lots Inc.(a)	62,041	1,797,948
Costco Wholesale Corp.	330,549	19,558,584
CVS Caremark Corp.	1,069,286	34,441,702
Darden Restaurants Inc.	38,185	1,339,148
Family Dollar Stores Inc.	104,822	2,917,196
GameStop Corp. Class A(a)	48,922	1,073,349
Gap Inc. (The)	159,024	3,331,553
Home Depot Inc. (The)	1,289,009	37,291,030
J.C. Penney Co. Inc.	178,963	4,762,205
Limited Brands Inc.	107,719	2,072,514
Lowe’s Companies Inc.	1,115,950	26,102,071
Macy’s Inc.	319,405	5,353,228
McDonald’s Corp.	384,528	24,009,928
Office Depot Inc.(a)	208,168	1,342,684
RadioShack Corp.	94,007	1,833,137
Sears Holdings Corp.(a)(b)	36,613	3,055,355
Staples Inc.	203,222	4,997,229
Target Corp.	570,325	27,586,620
Walgreen Co.	299,932	11,013,503
Wal-Mart Stores Inc.	1,617,333	86,446,449

		301,667,427
SAVINGS & LOANS—0.12%
People’s United Financial Inc.	264,261	4,413,159

		4,413,159
SEMICONDUCTORS—2.29%
Advanced Micro Devices Inc.(a)	209,444	2,027,418
Analog Devices Inc.	97,815	3,088,998

Applied Materials Inc.	679,311	9,469,595
Intel Corp.	2,344,073	47,819,089
KLA-Tencor Corp.	72,675	2,627,928
LSI Corp.(a)	257,497	1,547,557
MEMC Electronic Materials Inc.(a)	168,067	2,289,073
Microchip Technology Inc.	61,331	1,782,279
Micron Technology Inc.(a)	343,125	3,623,400
National Semiconductor Corp.	97,267	1,494,021
Novellus Systems Inc.(a)	39,433	920,366
Texas Instruments Inc.	342,607	8,928,338

		85,618,062
SOFTWARE—0.78%
Automatic Data Processing Inc.	213,800	9,154,916
CA Inc.	123,449	2,772,665
Compuware Corp.(a)	90,922	657,366
Electronic Arts Inc.(a)	154,771	2,747,185
Fidelity National Information Services Inc.	248,657	5,828,520
Fiserv Inc.(a)	46,310	2,245,109
Novell Inc.(a)	257,409	1,068,247
Paychex Inc.	106,939	3,276,611
Total System Services Inc.	76,504	1,321,224

		29,071,843
TELECOMMUNICATIONS—4.75%
AT&T Inc.	2,236,510	62,689,375
CenturyTel Inc.	225,652	8,170,859
Frontier Communications Corp.	236,869	1,849,947
Harris Corp.	36,512	1,736,146
JDS Uniphase Corp.(a)	59,804	493,383
MetroPCS Communications Inc.(a)	195,190	1,489,300
Motorola Inc.(a)	1,751,480	13,591,485
Qwest Communications International Inc.	1,126,681	4,743,327
Sprint Nextel Corp.(a)	2,257,540	8,262,596
Tellabs Inc.(a)	187,645	1,065,824
Verizon Communications Inc.	2,153,220	71,336,179
Windstream Corp.	189,155	2,078,813

		177,507,234
TEXTILES—0.07%
Cintas Corp.	99,288	2,586,452

		2,586,452
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	112,591	2,249,568

		2,249,568
TRANSPORTATION—1.98%
C.H. Robinson Worldwide Inc.	45,537	2,674,388
CSX Corp.	109,863	5,327,257
Expeditors International Washington Inc.	76,743	2,665,284
FedEx Corp.	236,937	19,772,393
Norfolk Southern Corp.	159,040	8,336,877
Ryder System Inc.	42,493	1,749,437
Union Pacific Corp.	160,698	10,268,602
United Parcel Service Inc. Class B	406,437	23,317,291

		74,111,529

TOTAL COMMON STOCKS
(Cost: $4,228,772,579)		3,728,140,763

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.90%

MONEY MARKET FUNDS—0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	25,864,543	25,864,543
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	4,206,809	4,206,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	3,460,605	3,460,605

		33,531,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,531,957)		33,531,957

TOTAL INVESTMENTS IN SECURITIES—100.68%
(Cost: $4,262,304,536)		3,761,672,720
Other Assets, Less Liabilities—(0.68)%		(25,223,906)

NET ASSETS—100.00%		$3,736,448,814

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

CHINA—22.54%
China Construction Bank Corp. Class H	5,215,000	$4,485,920
China Life Insurance Co. Ltd. Class H	1,155,000	5,712,402
China Mobile Ltd.(a)	805,000	7,563,048
CNOOC Ltd.	2,485,000	3,909,828
Industrial and Commercial Bank of China Ltd. Class H	7,175,000	5,959,079
PetroChina Co. Ltd. Class H	3,290,000	3,954,424

		31,584,701
HONG KONG—16.22%
BOC Hong Kong (Holdings) Ltd.	577,500	1,310,799
Cheung Kong (Holdings) Ltd.	217,000	2,806,933
CLP Holdings Ltd.	297,500	2,012,352
Esprit Holdings Ltd.	197,341	1,317,040
Hang Seng Bank Ltd.	112,000	1,656,734
Hong Kong and China Gas Co. Ltd. (The)	630,000	1,584,333
Hong Kong Exchanges and Clearing Ltd.(a)	175,000	3,146,098
Hutchison Whampoa Ltd.	315,000	2,169,318
Li & Fung Ltd.	420,000	1,746,829
Sun Hung Kai Properties Ltd.	245,000	3,674,660
Swire Pacific Ltd. Class A	108,000	1,309,251

		22,734,347
SINGAPORE—9.84%
DBS Group Holdings Ltd.	253,500	2,780,655
Keppel Corp. Ltd.	210,000	1,231,027
Oversea-Chinese Banking Corp. Ltd.(a)	420,000	2,722,319
Singapore Airlines Ltd.	72,000	766,181
Singapore Telecommunications Ltd.	1,155,000	2,558,531
United Overseas Bank Ltd.	175,000	2,455,572
Wilmar International Ltd.	280,000	1,282,382

		13,796,667
SOUTH KOREA—28.91%
Hyundai Heavy Industries Co. Ltd.(b)	10,500	1,564,439
Hyundai Mobis Co. Ltd.(b)	11,550	1,696,086
Hyundai Motor Co. Ltd.(b)	27,195	2,825,819
KB Financial Group Inc.(b)	60,200	3,086,318
Korea Electric Power Corp.(b)	39,900	1,168,415
KT&G Corp.(b)	21,705	1,200,371
LG Electronics Inc.(b)	14,700	1,533,781
POSCO	11,200	5,943,966
Samsung C&T Corp.(b)	21,000	1,011,701
Samsung Electronics Co. Ltd.	23,100	15,849,975
Shinhan Financial Group Co. Ltd.(b)	73,858	2,740,004
SK Energy Co. Ltd.(b)	9,805	989,362
SK Telecom Co. Ltd. SP ADR	55,687	905,471

		40,515,708

TAIWAN—22.36%
ASUSTeK Computer Inc.	666,572	1,287,921
AU Optronics Corp.	1,190,273	1,443,883
Cathay Financial Holding Co. Ltd.(b)	1,015,750	1,895,897
China Steel Corp.	1,610,130	1,661,225
Chunghwa Telecom Co. Ltd.	821,358	1,527,929
Formosa Chemicals & Fibre Corp.	525,490	1,140,191
Formosa Plastics Corp.	770,030	1,620,229
Hon Hai Precision Industry Co. Ltd.	1,155,685	5,474,012
HTC Corp.	123,215	1,411,859
MediaTek Inc.	175,731	3,065,746
Nan Ya Plastics Corp.	875,010	1,594,906
Taiwan Semiconductor Manufacturing Co. Ltd.	4,025,343	8,117,387
United Microelectronics Corp.(b)	2,030,430	1,091,868

		31,333,053

TOTAL COMMON STOCKS
(Cost: $121,713,892)		139,964,476

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	1,918,294	1,918,294
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	312,006	312,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	126,928	126,928

		2,357,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,357,228)		2,357,228

TOTAL INVESTMENTS IN SECURITIES—101.55%
(Cost: $124,071,120)		142,321,704
Other Assets, Less Liabilities—(1.55)%		(2,169,906)

NET ASSETS—100.00%		$140,151,798

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.52%

AUSTRALIA—16.61%
Abacus Property Group	380,628	$152,331
Ardent Leisure Group	99,540	152,186
Aspen Group Ltd.	184,788	78,109
Astro Japan Property Trust	207,900	73,855
Atrium European Real Estate Ltd.	98,568	664,676
Australand Property Group	345,168	159,870
Bunnings Warehouse Property Trust	85,860	143,626
Centro Retail Group	348,156	51,664
CFS Retail Property Trust	551,412	942,234
Challenger Diversified Property Group	183,348	76,676
Charter Hall Group	202,608	127,551
Commonwealth Property Office Fund	534,384	466,180
Cromwell Group	134,532	88,324
Dexus Property Group(a)	1,263,204	965,653
FKP Property Group(a)	210,492	149,552
Goodman Group(a)	1,587,492	906,597
GPT Group	2,275,812	1,238,285
ING Industrial Fund(b)	581,112	250,859
ING Office Fund	761,328	438,208
Lend Lease Corp. Ltd.	112,032	1,034,764
Macquarie CountryWide Trust	379,332	199,574
Macquarie Office Trust(a)	1,153,224	321,517
Mirvac Group	778,500	1,099,226
Stockland Corp. Ltd.	632,952	2,248,519
Sunland Group Ltd.	61,596	45,702
Valad Property Group(b)	624,996	67,451
Westfield Group	559,008	6,304,408

		18,447,597
AUSTRIA—1.35%
CA Immo International AG(b)	4,248	31,876
CA Immobilien Anlagen AG(b)	9,828	111,396
conwert Immobilien Invest SE(b)	21,096	258,484
IMMOEAST AG(b)	102,240	564,752
IMMOFINANZ AG(a)(b)	112,716	404,298
Sparkassen Immobilien AG(b)	18,252	130,935

		1,501,741
BELGIUM—0.82%
Befimmo SCA	4,140	367,084
Cofinimmo SA	3,852	544,984

		912,068
CANADA—3.41%
Artis Real Estate Investment Trust	5,544	60,181
Boardwalk Real Estate Investment Trust	7,632	269,724
Brookfield Properties Corp.	65,916	804,812
Calloway Real Estate Investment Trust	12,564	233,819
Canadian Apartment Properties Real Estate Investment Trust	11,016	147,742

Canadian Real Estate Investment Trust	9,648	249,586
Chartwell Seniors Housing Real Estate Investment Trust	17,892	119,980
Cominar Real Estate Investment Trust	9,252	170,769
Dundee Real Estate Investment Trust	4,428	87,644
Extendicare Real Estate Investment Trust	11,448	103,958
First Capital Realty Inc.	10,980	226,858
H&R Real Estate Investment Trust	21,636	318,859
Melcor Developments Ltd.	4,716	51,238
MI Developments Inc. Class A	13,608	167,188
Primaris Retail Real Estate Investment Trust	10,368	159,622
RioCan Real Estate Investment Trust	32,508	615,523

		3,787,503
CHINA—0.54%
Hopson Development Holdings Ltd.	144,000	207,995
RREEF China Commercial Trust	144,000	60,170
Shui On Land Ltd.	558,000	331,027

		599,192
DENMARK—0.04%
TK Development A/S(b)	8,604	43,964

		43,964
FINLAND—0.37%
Citycon OYJ	33,156	139,857
Sponda OYJ(b)	50,292	196,987
Technopolis OYJ	16,704	74,295

		411,139
FRANCE—8.58%
Fonciere des Regions	7,452	763,178
GAGFAH SA	24,516	224,060
Gecina SA	6,156	672,493
Icade	5,112	489,574
Klepierre	23,472	956,074
Mercialys	11,736	413,378
ProLogis European Properties(b)	38,664	239,089
Societe de la Tour Eiffel	1,512	114,303
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,736	333,666
Unibail-Rodamco SE(a)	24,120	5,318,968

		9,524,783
GERMANY—0.79%
Alstria Office REIT AG	6,444	69,342
Colonia Real Estate AG(b)	6,444	40,218
Deutsche EuroShop AG	8,640	293,419
Deutsche Wohnen AG Bearer(b)	17,064	164,033
DIC Asset AG	4,572	53,461
IVG Immobilien AG(b)	21,528	165,247
PATRIZIA Immobilien AG(b)	7,380	32,401
TAG Immobilien AG(b)	9,468	61,129

		879,250
HONG KONG—22.52%
Champion REIT(a)	540,000	229,815
Cheung Kong (Holdings) Ltd.	396,000	5,122,330
Chinese Estates Holdings Ltd.(a)	180,000	307,349
Far East Consortium International Ltd.	324,000	116,997
Great Eagle Holdings Ltd.	72,000	187,566
Hang Lung Group Ltd.	216,000	1,076,650
Hang Lung Properties Ltd.	504,000	1,988,948

Henderson Land Development Co. Ltd.	252,929	1,904,947
HKR International Ltd.	230,400	98,055
Hongkong Land Holdings Ltd.	288,000	1,425,600
Hopewell Holdings Ltd.	198,000	640,930
Hysan Development Co. Ltd.(a)	180,000	511,862
K. Wah International Holdings Ltd.	288,000	107,340
Kerry Properties Ltd.	180,000	916,940
Kowloon Development Co. Ltd.	108,000	125,493
Lai Fung Holdings Ltd.	756,000	27,787
Link REIT (The)	576,000	1,472,304
Neo-China Land Group (Holdings) Ltd.(b)(c)	69,000	28,564
New World China Land Ltd.	432,000	164,353
Regal Real Estate Investment Trust	360,000	76,605
Silver Grant International Industries Ltd.	216,000	81,062
Sino Land Co. Ltd.	648,000	1,261,895
Sinolink Worldwide Holdings Ltd.	504,000	96,197
SRE Group Ltd.(a)(b)	648,000	69,362
Sun Hung Kai Properties Ltd.	396,000	5,939,451
Sunlight Real Estate Investment Trust	504,000	124,797
Tian An China Investments Co. Ltd.	252,200	163,275
Tomson Group Ltd.	194,351	84,217
Wheelock and Co. Ltd.	216,000	662,983

		25,013,674
ITALY—0.28%
Beni Stabili SpA	157,320	129,786
Immobiliare Grande Distribuzione SpA	45,792	102,426
Pirelli & C. Real Estate SpA(b)	103,212	75,819

		308,031
JAPAN—20.11%
AEON Mall Co. Ltd.	21,600	416,246
DA Office Investment Corp.	72	152,979
Daibiru Corp.	14,400	103,017
Daito Trust Construction Co. Ltd.	21,600	1,020,893
Daiwa House Industry Co. Ltd.	144,000	1,537,526
Frontier Real Estate Investment Corp.	36	255,223
Fukuoka REIT Corp.	36	187,937
Global One Real Estate Investment Corp.	36	243,235
Hankyu REIT Inc.	36	137,279
Heiwa Real Estate Co. Ltd.	36,000	115,237
Hulic Co. Ltd.	14,400	92,499
Japan Excellent Inc.	36	159,708
Japan Logistics Fund Inc.	36	263,731
Japan Office Investment Corp.	36	35,190
Japan Prime Realty Investment Corp.	144	297,915
Japan Real Estate Investment Corp.	108	793,512
Japan Retail Fund Investment Corp.	108	483,764
Kenedix Realty Investment Corp.	72	196,444
Leopalace21 Corp.(b)	32,400	132,948
MID REIT Inc.	36	75,910
Mitsubishi Estate Co. Ltd.	324,000	5,143,907
Mitsui Fudosan Co. Ltd.	216,000	3,614,888
Mori Hills REIT Investment Corp.	36	110,249
MORI TRUST Sogo REIT Inc.	36	289,640
Nippon Accommodations Fund Inc.	36	187,937
Nippon Building Fund Inc.	144	1,092,046
Nippon Commercial Investment Corp.	72	104,796
Nippon Residential Investment Corp.	72	175,408
Nomura Real Estate Holdings Inc.	18,000	265,084
Nomura Real Estate Office Fund Inc.	72	389,795
NTT Urban Development Corp.	288	190,567
ORIX JREIT Inc.	72	357,313

Premier Investment Corp.	36	117,557
Sankei Building Co. Ltd. (The)(a)	10,800	67,286
Shoei Co. Ltd.	10,800	81,903
Sumitomo Realty & Development Co. Ltd.	112,000	2,092,142
TOC Co. Ltd.	21,600	81,671
Tokyo Tatemono Co. Ltd.	72,000	273,785
Tokyo Theatres Co. Inc.	36,000	54,912
Tokyu Land Corp.	108,000	396,756
TOKYU REIT Inc.	36	192,577
Top REIT Inc.	36	159,708
United Urban Investment Corp.	36	189,484

		22,330,604
NETHERLANDS—2.69%
Corio NV	20,196	1,381,876
Eurocommercial Properties NV	9,180	379,325
Nieuwe Steen Investments NV	8,951	182,363
Plaza Centers NV(b)	22,680	54,571
VastNed Offices/Industrial NV	6,300	106,388
VastNed Retail NV	5,112	336,174
Wereldhave NV	5,760	551,219

		2,991,916
NEW ZEALAND—0.46%
AMP NZ Office Trust	211,752	117,102
Goodman Property Trust	194,364	151,329
Kiwi Income Property Trust	313,632	237,343

		505,774
NORWAY—0.19%
Norwegian Property ASA(b)	92,340	215,793

		215,793
SINGAPORE—8.73%
Allgreen Properties Ltd.	252,000	220,777
Ascendas India Trust	180,000	125,645
Ascendas Real Estate Investment Trust	396,935	627,655
Ascott Residence Trust	144,000	123,081
Bukit Sembawang Estates Ltd.	36,000	130,261
Cambridge Industrial Trust	324,000	103,850
CapitaCommercial Trust	576,000	480,017
CapitaLand Ltd.	828,000	2,477,011
CapitaMall Trust Management Ltd.	702,000	900,032
CapitaRetail China Trust	108,000	98,465
CDL Hospitality Trusts	144,000	179,494
City Developments Ltd.	180,000	1,482,104
Frasers Centrepoint Trust	108,000	107,696
Frasers Commercial Trust	756,000	75,387
GuocoLand Ltd.	72,000	116,414
Ho Bee Investment Ltd.	72,000	88,721
Hong Fok Corp. Ltd.(b)	108,400	52,117
Indiabulls Properties Investment Trust(b)	144,000	26,668
Keppel Land Ltd.	180,000	448,734
Mapletree Logistics Trust(a)	360,000	201,289
Singapore Land Ltd.	36,000	168,468
Starhill Global REIT(a)	468,000	175,006
Suntec REIT	468,000	450,016
United Industrial Corp. Ltd.	116,000	172,684
UOL Group Ltd.	144,000	417,451
Wheelock Properties (Singapore) Ltd.	72,000	102,568
Wing Tai Holdings Ltd.	108,000	140,774

		9,692,385

SPAIN—0.13%
Inmobiliaria Colonial SA(b)	368,064	81,852
Realia Business SA(b)	23,688	56,417

		138,269
SWEDEN—1.45%
Castellum AB	47,124	478,493
Fabege AB	36,756	232,682
Hufvudstaden AB Class A	30,924	234,958
Klovern AB	2,160	6,928
Kungsleden AB	38,340	264,188
Wallenstam AB Class B	10,980	197,991
Wihlborgs Fastigheter AB	10,476	194,405

		1,609,645
SWITZERLAND—1.62%
Allreal Holding AG Registered	2,808	334,108
Mobimo Holding AG Registered(b)	1,480	252,119
PSP Swiss Property AG Registered(b)	9,180	519,497
Swiss Prime Site AG Registered(b)	12,420	696,842

		1,802,566
UNITED KINGDOM—8.83%
Big Yellow Group PLC(b)	29,988	171,428
British Land Co. PLC	227,448	1,763,013
CLS Holdings PLC(b)	6,336	51,031
Daejan Holdings PLC	1,044	48,031
Derwent London PLC	24,048	512,608
Development Securities PLC	22,428	123,775
Grainger PLC	108,344	223,948
Great Portland Estates PLC	84,564	392,059
Hammerson PLC	186,084	1,274,110
Helical Bar PLC	24,264	134,005
Land Securities Group PLC	198,828	2,199,380
Liberty International PLC	113,832	946,681
Primary Health Properties PLC	9,720	45,362
SEGRO PLC	194,976	1,084,997
Shaftesbury PLC	61,596	391,507
St. Modwen Properties PLC	42,732	133,871
UNITE Group PLC(b)	43,920	212,418
Workspace Group PLC	250,236	93,952

		9,802,176

TOTAL COMMON STOCKS
(Cost: $135,250,736)		110,518,070

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	1,986,852	285

		285

TOTAL INVESTMENT COMPANIES
(Cost: $0)		285

Security	Shares	Value

WARRANTS—0.00%

FRANCE—0.00%
Fonciere des Regions (Expires 12/31/10)(b)	7,560	6,389

		6,389

TOTAL WARRANTS
(Cost: $0)		6,389

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.28%

MONEY MARKET FUNDS—7.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	6,924,285	6,924,285
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	1,126,219	1,126,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	35,455	35,455

		8,085,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,085,959)		8,085,959

TOTAL INVESTMENTS IN SECURITIES—106.80%
(Cost: $143,336,695)		118,610,703
Other Assets, Less Liabilities—(6.80)%		(7,556,699)

NET ASSETS—100.00%		$111,054,004

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—85.68%

BRAZIL—19.66%
Centrais Eletricas Brasileiras SA SP ADR	68,024	$1,434,626
CPFL Energia SA SP ADR	18,546	1,145,772
Ultrapar Participacoes SA SP ADR	81,803	3,836,561

		6,416,959
CHILE—6.48%
Empresa Nacional de Electricidad SA SP ADR	21,078	1,059,591
Enersis SA SP ADR	46,135	1,054,646

		2,114,237
CHINA—31.62%
Beijing Capital International Airport Co. Ltd. Class H(a)	1,676,000	1,110,986
China Merchants Holdings (International) Co. Ltd.	796,000	2,592,065
China Oilfield Services Ltd. Class H	1,320,000	1,583,173
China Resources Power Holdings Co. Ltd.	398,000	792,504
COSCO Pacific Ltd.	836,000	1,070,599
Datang International Power Generation Co. Ltd. Class H	352,000	152,075
Honghua Group Ltd.	1,783,000	356,414
Huaneng Power International Inc. SP ADR	22,199	497,257
Jiangsu Expressway Co. Ltd. Class H	1,278,000	1,140,534
Zhejiang Expressway Co. Ltd. Class H	1,102,000	1,021,838

		10,317,445
CZECH REPUBLIC—7.00%
CEZ AS	48,686	2,285,634

		2,285,634
INDONESIA—3.12%
PT Perusahaan Gas Negara Tbk	2,453,000	1,018,276

		1,018,276
MEXICO—6.96%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	36,960	1,155,370
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	21,562	1,117,127

		2,272,497
RUSSIA—3.43%
OAO TMK SP GDR(a)(b)	62,398	1,118,796

		1,118,796
SOUTH KOREA—6.04%
Korea Electric Power Corp. SP ADR(a)	135,566	1,971,130

		1,971,130

TURKEY—1.37%
TAV Havalimanlari Holding AS(a)	140,998	445,866

		445,866

TOTAL COMMON STOCKS
(Cost: $26,716,972)		27,960,840

Security	Shares	Value

PREFERRED STOCKS—6.33%

BRAZIL—6.33%
Companhia Energetica de Minas Gerais SP ADR	114,466	2,067,256

		2,067,256

TOTAL PREFERRED STOCKS
(Cost: $1,853,854)		2,067,256

Security	Shares	Value

EXCHANGE-TRADED FUNDS—7.65%
iShares MSCI Chile Investable Market Index Fund(c)	8,800	482,152
iShares MSCI Malaysia Index Fund(c)	100,361	1,065,834
iShares MSCI South Korea Index Fund(c)	19,898	947,941

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,356,971)		2,495,927

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	43,212	43,212

		43,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,212)		43,212

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $30,971,009)		32,567,235
Other Assets, Less Liabilities—0.21%		68,489

NET ASSETS—100.00%		$32,635,724

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.42%

AUSTRIA—0.36%
Erste Group Bank AG(a)	49,392	$1,846,746
OMV AG	35,280	1,553,972
Telekom Austria AG	72,128	1,029,682
voestalpine AG	31,360	1,156,340

		5,586,740
BELGIUM—1.59%
Anheuser-Busch InBev NV	175,616	9,170,268
Belgacom SA	35,672	1,295,888
Colruyt SA	4,389	1,060,435
Delhaize Group SA	23,528	1,810,040
Dexia SA(a)(b)	252,448	1,615,411
Fortis(b)	575,515	2,165,864
Groupe Bruxelles Lambert SA	20,776	1,968,843
KBC Groep NV(b)	48,608	2,118,362
Solvay SA	13,328	1,444,693
UCB SA	22,059	924,788
Umicore	26,656	894,926

		24,469,518
DENMARK—1.14%
A.P. Moller - Maersk A/S Class B	302	2,131,251
Carlsberg A/S Class B	21,952	1,625,369
Danske Bank A/S(b)	121,912	2,773,799
Novo Nordisk A/S Class B	112,112	7,176,897
Novozymes A/S Class B	9,408	979,575
Vestas Wind Systems A/S(b)	47,040	2,875,234

		17,562,125
FINLAND—1.46%
Fortum OYJ	101,528	2,763,309
Kone OYJ Class B	45,472	1,954,619
Metso OYJ	27,048	955,819
Nokia OYJ	839,664	10,745,995
Sampo OYJ Class A	113,288	2,766,430
Stora Enso OYJ Class R(b)	151,312	1,059,423
UPM-Kymmene OYJ	126,967	1,515,620
Wartsila OYJ Class B	18,816	757,785

		22,519,000
FRANCE—16.38%
Accor SA	36,064	1,979,163
Air France-KLM(a)(b)	37,632	593,918
Alcatel-Lucent(b)	532,336	1,819,298
ALSTOM	45,864	3,228,313
AXA(a)	444,920	10,558,292
BNP Paribas	199,528	16,002,649
Bouygues SA	52,528	2,745,154
Cap Gemini SA	34,893	1,600,506

Carrefour SA	137,592	6,625,084
Casino Guichard-Perrachon SA	13,720	1,230,889
Christian Dior SA	11,760	1,210,782
Compagnie de Saint-Gobain	93,296	5,095,914
Compagnie Generale des Etablissements Michelin Class B	34,104	2,621,708
Credit Agricole SA	239,904	4,254,340
Danone SA	147,000	9,033,200
Dassault Systemes SA	13,306	758,859
Electricite de France(a)	63,504	3,786,630
Essilor International SA	46,648	2,794,253
European Aeronautic Defence and Space Co.(a)	94,472	1,909,133
France Telecom SA	442,960	11,077,407
GDF Suez	333,200	14,478,008
Hermes International(a)	18,032	2,414,061
Lafarge SA	42,336	3,511,470
Lagardere SCA	30,968	1,262,294
L’Air Liquide SA	59,192	7,051,383
L’Oreal SA	56,448	6,317,124
LVMH Moet Hennessy Louis Vuitton SA	58,800	6,612,395
Pernod Ricard SA	51,352	4,414,006
PPR SA	17,578	2,124,536
PSA Peugeot Citroen SA(b)	39,473	1,340,241
Publicis Groupe SA	29,400	1,202,177
Renault SA(b)	45,472	2,361,722
Safran SA	46,256	908,548
Sanofi-Aventis	245,392	19,385,314
Schneider Electric SA	59,584	6,991,220
SES SA	80,360	1,816,497
Societe Generale	170,520	11,975,792
Societe Television Francaise 1	30,576	565,470
Sodexo	24,304	1,390,099
STMicroelectronics NV	172,615	1,591,211
Suez Environnement SA	63,112	1,460,118
Technip SA	24,696	1,750,370
Thales SA	20,776	1,071,462
Total SA	537,824	34,727,792
Unibail-Rodamco SE	20,776	4,581,546
Valeo SA(b)	16,072	565,645
Vallourec SA	12,936	2,358,039
Veolia Environnement	114,856	3,810,761
Vinci SA	117,992	6,681,838
Vivendi SA	282,240	8,420,807

		252,067,438
GERMANY—11.39%
Adidas AG	45,864	2,485,393
Allianz SE Registered	104,272	13,038,011
BASF SE	212,856	13,272,473
Bayer AG	189,336	15,201,524
Bayerische Motoren Werke AG	74,480	3,398,154
Beiersdorf AG	24,304	1,601,587
Commerzbank AG(a)(b)	167,384	1,413,307
Daimler AG Registered	204,624	10,930,143
Deutsche Bank AG Registered	143,080	10,145,137
Deutsche Boerse AG	45,080	3,751,355
Deutsche Lufthansa AG Registered	63,112	1,063,962
Deutsche Post AG Registered	193,256	3,739,040
Deutsche Telekom AG Registered	683,256	10,087,303
E.ON AG	435,904	18,280,830
Fresenius Medical Care AG & Co. KGaA	43,120	2,285,346
Hochtief AG	10,976	843,296
Infineon Technologies AG(b)	259,265	1,443,284

K+S AG	32,736	1,878,249
Linde AG	39,200	4,733,344
MAN SE	22,610	1,766,017
Merck KGaA	15,680	1,465,897
METRO AG	25,480	1,556,250
Muenchener Rueckversicherungs-Gesellschaft AG Registered	45,472	7,089,734
Puma AG	1,568	521,568
QIAGEN NV(b)	49,784	1,115,699
RWE AG	94,080	9,173,328
Salzgitter AG	8,624	846,828
SAP AG	201,096	9,521,242
Siemens AG Registered	187,376	17,262,070
ThyssenKrupp AG	74,872	2,835,957
TUI AG(a)(b)	32,144	269,333
Volkswagen AG(a)	19,992	2,208,631

		175,224,292
GREECE—0.41%
Hellenic Telecommunications Organization SA SP ADR	236,970	1,782,014
National Bank of Greece SA SP ADR	858,301	4,471,748

		6,253,762
IRELAND—0.46%
Anglo Irish Bank Corp. Ltd.(c)	211,770	30
CRH PLC	166,600	4,543,948
Elan Corp. PLC(b)	117,208	706,290
Kerry Group PLC Class A	37,240	1,099,378
Ryanair Holdings PLC SP ADR(b)	29,392	788,293

		7,137,939
ITALY—5.36%
Assicurazioni Generali SpA	306,691	8,281,269
Atlantia SpA	65,072	1,703,857
Banca Monte dei Paschi di Siena SpA	878,472	1,547,756
Banca Popolare di Milano Scrl	104,291	745,165
Banco Popolare SpA(b)	156,408	1,182,622
Enel SpA	1,445,696	8,395,374
Eni SpA	638,960	16,318,112
Fiat SpA(b)	173,656	2,553,818
Finmeccanica SpA	88,984	1,428,625
Intesa Sanpaolo SpA(b)	2,242,240	10,133,720
Luxottica Group SpA	34,496	893,351
Mediaset SpA	168,952	1,390,186
Mediobanca SpA(b)	107,427	1,281,598
Mediolanum SpA	37,240	233,089
Pirelli & C. SpA(b)	489,250	294,820
Saipem SpA	57,232	1,978,938
Snam Rete Gas SpA	395,528	1,969,169
Telecom Italia SpA	2,136,792	3,335,549
Tenaris SA	108,584	2,339,979
Terna SpA	294,000	1,265,450
UniCredit SpA(b)	3,855,320	12,957,352
Unione di Banche Italiane ScpA	151,704	2,185,279

		82,415,078
NETHERLANDS—4.44%
Aegon NV(b)	351,232	2,287,843
Akzo Nobel NV	54,096	3,601,300
ArcelorMittal	194,824	8,995,074
ASML Holding NV	100,352	3,455,521
Heineken NV	53,704	2,563,129

ING Groep NV CVA(b)	879,256	8,704,437
Koninklijke Ahold NV	276,360	3,671,659
Koninklijke DSM NV	40,768	2,015,630
Koninklijke KPN NV	379,064	6,439,327
Koninklijke Philips Electronics NV	219,912	6,524,928
Randstad Holding NV(b)	16,072	804,770
Reed Elsevier NV	165,424	2,041,379
TNT NV	85,456	2,636,072
Unilever NV CVA	399,056	13,025,412
Wolters Kluwer NV	68,208	1,497,280

		68,263,761
NORWAY—1.13%
DnB NOR ASA(b)	206,192	2,239,743
Norsk Hydro ASA(b)	156,249	1,317,492
Orkla ASA	186,592	1,836,268
Renewable Energy Corp. ASA(a)(b)	73,400	568,593
Statoil ASA	275,576	6,907,527
Telenor ASA(b)	175,157	2,457,498
Yara International ASA	43,512	1,986,241

		17,313,362
PORTUGAL—0.53%
Banco Comercial Portugues SA Registered	811,440	983,760
Banco Espirito Santo SA Registered	170,828	1,120,086
BRISA - Auto-estradas de Portugal SA	72,520	747,065
CIMPOR - Cimentos de Portugal SGPS SA	65,856	607,456
Energias de Portugal SA	520,184	2,319,606
Portugal Telecom SGPS SA Registered	199,920	2,443,836

		8,221,809
SPAIN—6.94%
Abertis Infraestructuras SA	69,384	1,564,905
Acciona SA	6,736	880,434
Acerinox SA	30,968	645,587
Actividades de Construcciones y Servicios SA	48,216	2,408,083
Banco Bilbao Vizcaya Argentaria SA	865,144	15,801,308
Banco de Sabadell SA	246,176	1,368,654
Banco Popular Espanol SA	238,728	1,757,102
Banco Santander SA	1,889,048	31,304,099
Bankinter SA	72,855	747,380
Enagas SA	44,296	980,316
Ferrovial SA	74,088	874,299
Gamesa Corporacion Tecnologica SA	45,864	775,493
Gas Natural SDG SA	68,992	1,493,208
Iberdrola Renovables SA	216,384	1,030,717
Iberdrola SA	904,344	8,654,375
Industria de Diseno Textil SA	49,000	3,050,436
Red Electrica Corporacion SA	23,520	1,309,993
Repsol YPF SA	182,672	4,907,610
Sacyr Vallehermoso SA(a)(b)	24,304	278,961
Telefonica SA	962,752	26,963,141

		106,796,101
SWEDEN—3.64%
Alfa Laval AB	84,280	1,168,572
Assa Abloy AB Class B	73,696	1,422,292
Atlas Copco AB Class A	139,944	2,063,851
Boliden AB	59,192	763,516
Electrolux AB Class B(b)	72,085	1,691,046
Hennes & Mauritz AB Class B	107,800	5,999,877
Holmen AB Class B	12,544	321,501
Investor AB Class B	102,704	1,911,649

Nordea Bank AB	750,288	7,660,396
Sandvik AB	237,944	2,879,282
Scania AB Class B	68,992	891,859
Securitas AB Class B	71,350	700,000
Skandinaviska Enskilda Banken AB Class A(b)	396,312	2,461,096
Skanska AB Class B	81,048	1,380,294
SKF AB Class B	88,984	1,540,374
SSAB AB Class A	48,220	824,591
Svenska Cellulosa AB Class B	137,592	1,839,352
Svenska Handelsbanken AB Class A	108,584	3,105,398
Swedbank AB Class A(b)	191,024	1,899,512
Swedish Match AB	61,544	1,352,398
Tele2 AB Class B	69,384	1,070,870
Telefonaktiebolaget LM Ericsson Class B	686,000	6,331,480
TeliaSonera AB	484,904	3,521,277
Volvo AB Class A	116,424	994,645
Volvo AB Class B	256,760	2,209,759

		56,004,887
SWITZERLAND—11.70%
ABB Ltd. Registered(b)	530,376	10,230,421
Actelion Ltd. Registered(b)	24,696	1,318,713
Adecco SA Registered	33,320	1,838,845
Baloise Holding AG Registered	11,368	946,279
Clariant AG Registered(a)(b)	56,379	666,458
Compagnie Financiere Richemont SA Class A Bearer Units	74,480	2,502,240
Credit Suisse Group AG Registered	238,728	11,823,820
GAM Holding Ltd.	50,038	609,411
Geberit AG Registered	9,408	1,670,005
Givaudan SA Registered	1,813	1,449,523
Holcim Ltd. Registered(b)	59,584	4,639,915
Julius Baer Group Ltd.	50,038	1,760,950
Lonza Group AG Registered	12,152	858,134
Nestle SA Registered	847,896	41,174,732
Nobel Biocare Holding AG Registered	27,440	923,205
Novartis AG Registered	599,760	32,780,111
Roche Holding AG Bearer	5,488	960,898
Roche Holding AG Genusschein	160,720	27,332,117
SGS SA Registered	1,176	1,536,905
Swatch Group AG (The) Bearer	7,077	1,792,954
Swiss Life Holding AG Registered(b)	7,056	900,984
Swiss Reinsurance Co. Registered	84,280	4,069,083
Swisscom AG Registered	5,096	1,950,160
Syngenta AG Registered	23,128	6,503,806
UBS AG Registered(b)	818,104	12,701,881
Zurich Financial Services AG Registered	32,536	7,128,807

		180,070,357
UNITED KINGDOM—32.49%
Aegis Group PLC	161,995	312,348
AMEC PLC	72,912	932,516
Anglo American PLC(b)	300,664	13,162,644
ARM Holdings PLC	266,560	764,057
Associated British Foods PLC	75,264	999,059
AstraZeneca PLC	332,416	15,623,622
Aviva PLC	637,784	4,098,074
BAE Systems PLC	816,928	4,742,582
Barclays PLC	2,613,464	11,648,172
BG Group PLC	771,456	13,977,716
BHP Billiton PLC	513,520	16,543,693
BP PLC	4,301,808	41,680,648
British Airways PLC(a)(b)	137,984	416,457

British American Tobacco PLC	456,288	14,858,312
British Land Co. PLC(a)	200,312	1,552,674
British Sky Broadcasting Group PLC	241,864	2,195,026
BT Group PLC	1,760,864	3,838,767
Bunzl PLC	72,844	794,017
Cable & Wireless PLC	594,458	1,357,384
Cadbury PLC	311,248	4,008,385
Capita Group PLC	129,752	1,573,570
Carnival PLC(b)	38,024	1,310,955
Centrica PLC	1,186,976	5,388,092
Cobham PLC	273,186	1,109,503
Compass Group PLC	438,648	3,153,577
Cookson Group PLC(b)	70,168	478,398
Daily Mail & General Trust PLC Class A NVS	65,856	444,745
Diageo PLC	570,360	9,984,137
Drax Group PLC	83,107	556,684
DSG International PLC(b)	863,307	508,851
Electrocomponents PLC	95,256	248,734
Experian PLC	232,456	2,308,597
FirstGroup PLC	115,896	797,279
G4S PLC	274,792	1,156,407
GKN PLC(b)	369,140	697,444
GlaxoSmithKline PLC	1,188,544	25,325,431
Hammerson PLC	163,856	1,121,916
Hays PLC	295,176	496,208
Home Retail Group PLC	213,248	972,827
HSBC Holdings PLC	4,004,672	45,837,703
IMI PLC	70,560	590,799
Imperial Tobacco Group PLC	232,456	7,357,479
InterContinental Hotels Group PLC	72,520	1,045,783
International Power PLC	359,342	1,793,656
Invensys PLC	178,360	862,058
ITV PLC(b)	693,840	586,554
J Sainsbury PLC	321,048	1,677,167
Johnson Matthey PLC	46,256	1,143,604
Kesa Electricals PLC	145,824	351,342
Kingfisher PLC	552,328	2,042,513
Ladbrokes PLC	249,312	553,577
Land Securities Group PLC	180,320	1,994,650
Legal & General Group PLC	1,365,728	1,777,589
Lloyds Banking Group PLC(b)	11,852,512	9,702,081
Logica PLC	365,682	671,423
London Stock Exchange Group PLC	49,392	572,682
Lonmin PLC(b)	31,360	992,071
Man Group PLC	399,448	1,989,975
Marks & Spencer Group PLC	359,856	2,336,076
Misys PLC(b)	83,496	291,240
Mitchells & Butlers PLC(b)	62,328	249,714
National Grid PLC	562,520	6,167,937
Next PLC	46,256	1,555,928
Old Mutual PLC(b)	1,199,128	2,114,562
Pearson PLC	175,616	2,526,818
Persimmon PLC(b)	80,752	612,239
Provident Financial PLC	32,447	486,245
Prudential PLC	577,808	5,971,669
Reckitt Benckiser Group PLC	136,024	7,371,734
Reed Elsevier PLC	281,456	2,324,815
Rentokil Initial PLC(b)	420,924	785,767
Resolution Ltd.(b)	550,368	794,553
Rexam PLC	187,376	879,309
Rio Tinto PLC	311,640	17,060,238
Rolls-Royce Group PLC(b)	422,184	3,296,328
Royal Bank of Scotland Group PLC(b)	3,918,824	1,847,867

Royal Dutch Shell PLC Class A	812,616	24,696,600
Royal Dutch Shell PLC Class B	617,400	18,060,807
RSA Insurance Group PLC	789,880	1,538,298
SABMiller PLC	210,504	6,207,165
Sage Group PLC (The)	294,392	1,045,878
Schroders PLC	31,752	681,954
Scottish & Southern Energy PLC	212,072	3,976,012
SEGRO PLC	174,048	968,538
Serco Group PLC	111,328	952,824
Severn Trent PLC	54,900	962,796
Shire PLC	126,224	2,466,377
Smith & Nephew PLC	205,800	2,125,290
Smiths Group PLC	88,421	1,447,857
Standard Chartered PLC	375,536	9,551,340
Standard Life PLC	522,941	1,828,280
Tate & Lyle PLC	100,352	701,205
Tesco PLC	1,822,016	12,592,969
3i Group PLC	225,400	1,030,084
Tomkins PLC	196,823	614,066
Tullow Oil PLC	191,688	4,039,593
Unilever PLC	290,472	9,353,230
United Business Media Ltd.	45,472	341,011
United Utilities Group PLC	148,176	1,186,121
Vodafone Group PLC	12,045,768	27,952,680
WH Smith PLC	35,973	286,969
Whitbread PLC	44,296	1,009,308
William Hill PLC	185,808	557,197
Wm Morrison Supermarkets PLC	504,112	2,258,217
Wolseley PLC(b)	67,018	1,349,553
WPP PLC	279,104	2,747,084
Xstrata PLC(b)	441,784	7,997,381

		499,881,937

TOTAL COMMON STOCKS
(Cost: $1,622,424,019)		1,529,788,106

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.22%
Henkel AG & Co. KGaA	39,984	2,089,882
Porsche Automobil Holding SE	21,168	1,328,418

		3,418,300

TOTAL PREFERRED STOCKS
(Cost: $3,613,850)		3,418,300

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)(c)	551,104	79

		79

TOTAL RIGHTS
(Cost: $0)		79

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(b)	102,834	15,978

		15,978

TOTAL WARRANTS
(Cost: $0)		15,978

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.95%

MONEY MARKET FUNDS—0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	12,464,251	12,464,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	2,027,282	2,027,282
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	99,948	99,948

		14,591,481

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,591,481)		14,591,481

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $1,640,629,350)		1,547,813,944
Other Assets, Less Liabilities—(0.59)%		(9,075,855)

NET ASSETS—100.00%		$1,538,738,089

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.62%

AUSTRALIA—1.78%
BHP Billiton Ltd.	371,984	$14,425,529

		14,425,529
FINLAND—0.66%
Nokia OYJ	77,988	998,088
Nokia OYJ SP ADR	334,512	4,298,479

		5,296,567
FRANCE—9.57%
Alcatel-Lucent(a)	265,856	908,583
AXA	215,472	5,113,315
BNP Paribas	96,212	7,716,445
Carrefour SA	65,660	3,161,543
Compagnie de Saint-Gobain	44,756	2,444,614
France Telecom SA	215,472	5,388,458
GDF Suez	162,140	7,045,211
L’Oreal SA	27,336	3,059,185
LVMH Moet Hennessy Louis Vuitton SA	28,676	3,224,780
Sanofi-Aventis	118,724	9,378,880
Schneider Electric SA	28,944	3,396,111
Societe Generale	82,008	5,759,505
Total SA	260,496	16,820,467
Vivendi SA	136,412	4,069,937

		77,487,034
GERMANY—7.13%
Allianz SE Registered	50,652	6,333,448
BASF SE	101,304	6,316,733
Bayer AG	91,656	7,358,933
Daimler AG Registered	98,356	5,253,759
Deutsche Bank AG Registered	68,608	4,864,674
Deutsche Telekom AG Registered	328,836	4,854,796
E.ON AG	211,720	8,879,059
RWE AG	45,560	4,442,356
Siemens AG Registered	90,852	8,369,768
Volkswagen AG(b)	9,648	1,065,870

		57,739,396
ITALY—0.49%
Assicurazioni Generali SpA	146,060	3,943,911

		3,943,911
JAPAN—4.73%
Bridgestone Corp.	53,600	936,179
Canon Inc.	134,050	5,630,114
FUJIFILM Holdings Corp.	53,800	1,612,353
Honda Motor Co. Ltd.	187,600	6,267,104

Nissan Motor Co. Ltd.(a)	214,400	1,865,449
Panasonic Corp.	214,400	3,051,507
Seven & I Holdings Co. Ltd.	80,420	1,638,721
Sony Corp.	113,600	3,258,091
Toshiba Corp.(a)	323,400	1,775,148
Toyota Motor Corp.	294,800	12,286,632

		38,321,298
NETHERLANDS—1.81%
Aegon NV(a)	172,324	1,122,478
ING Groep NV CVA(a)	425,316	4,210,533
Koninklijke Philips Electronics NV	8,146	241,697
Koninklijke Philips Electronics NV NYS	99,272	2,922,568
Unilever NV CVA	23,852	778,543
Unilever NV NYS	165,601	5,353,880

		14,629,699
SOUTH KOREA—1.48%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	34,196	11,968,600

		11,968,600
SPAIN—4.68%
Banco Bilbao Vizcaya Argentaria SA	414,864	7,577,229
Banco Santander SA	910,396	15,086,502
Repsol YPF SA	89,780	2,412,002
Telefonica SA	457,744	12,819,725

		37,895,458
SWEDEN—0.38%
Telefonaktiebolaget LM Ericsson Class B	138,020	1,273,864
Telefonaktiebolaget LM Ericsson Class B SP ADR(b)	194,245	1,785,112

		3,058,976
SWITZERLAND—6.73%
ABB Ltd. Registered(a)	257,280	4,962,673
Credit Suisse Group AG Registered	115,508	5,720,928
Nestle SA Registered	405,216	19,677,720
Novartis AG Registered	292,388	15,980,577
Swiss Reinsurance Co. Registered	40,468	1,953,817
UBS AG Registered(a)	395,836	6,145,749

		54,441,464
UNITED KINGDOM—16.65%
Anglo American PLC(a)	146,596	6,417,765
AstraZeneca PLC	160,532	7,545,038
Aviva PLC	304,984	1,959,671
Barclays PLC	1,263,888	5,633,131
BP PLC	2,079,144	20,145,034
Diageo PLC	280,060	4,902,443
GlaxoSmithKline PLC	575,128	12,254,796
HSBC Holdings PLC	1,931,208	22,104,716
National Grid PLC	277,916	3,047,302
Rio Tinto PLC	148,740	8,142,536
Royal Dutch Shell PLC Class A	28,807	875,487
Royal Dutch Shell PLC Class A SP ADR(b)	183,195	11,011,851
Royal Dutch Shell PLC Class B	298,552	8,733,544
Standard Chartered PLC	181,436	4,614,623
Vodafone Group PLC	5,823,908	13,514,608
Xstrata PLC(a)	213,060	3,856,912

		134,759,457

UNITED STATES—43.53%
Bristol-Myers Squibb Co.	189,959	4,796,465
Caterpillar Inc.	68,876	3,925,243
Chevron Corp.	222,440	17,125,656
Citigroup Inc.	2,164,368	7,164,058
Coca-Cola Co. (The)	256,744	14,634,408
Colgate-Palmolive Co.	56,280	4,623,402
Dell Inc.(a)	187,868	2,697,784
Dow Chemical Co. (The)	126,764	3,502,489
E.I. du Pont de Nemours and Co.	99,696	3,356,764
EMC Corp.(a)	222,708	3,890,709
Exxon Mobil Corp.	526,352	35,891,943
Ford Motor Co.(a)	366,088	3,660,880
General Electric Co.	1,180,540	17,861,570
Hewlett-Packard Co.	265,052	13,652,829
Intel Corp.	607,824	12,399,610
International Business Machines Corp.	146,864	19,224,498
Johnson & Johnson	305,520	19,678,543
JPMorgan Chase & Co.	436,840	18,203,123
Kimberly-Clark Corp.	45,828	2,919,702
McDonald’s Corp.	119,528	7,463,328
Merck & Co. Inc.	339,020	12,387,791
Microsoft Corp.	856,260	26,107,367
Morgan Stanley	150,348	4,450,301
News Corp. Class A NVS	249,776	3,419,433
Nike Inc. Class B	43,148	2,850,788
PepsiCo Inc.	173,128	10,526,182
Pfizer Inc.	894,852	16,277,358
Philip Morris International Inc.	210,916	10,164,042
Procter & Gamble Co. (The)	323,744	19,628,599
Texas Instruments Inc.	136,412	3,554,897
3M Co.	78,524	6,491,579
United Technologies Corp.	103,716	7,198,928
Wal-Mart Stores Inc.	236,376	12,634,297

		352,364,566

TOTAL COMMON STOCKS
(Cost: $970,967,099)		806,331,955

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(d)	286,237	41

		41

TOTAL RIGHTS
(Cost: $0)		41

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.42%

MONEY MARKET FUNDS—0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(e)(f)(g)	2,226,705	2,226,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(e)(f)(g)	362,169	362,169
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(e)(f)	822,900	822,900

		3,411,774

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,411,774)		3,411,774

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $974,378,873)		809,743,770
Other Assets, Less Liabilities—(0.04)%		(313,126)

NET ASSETS—100.00%		$809,430,644

NVS - Non-Voting Shares

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—93.97%

AUSTRALIA—3.00%
Infigen Energy	1,959,927	$2,458,911

		2,458,911
CHILE—5.44%
Empresa Nacional de Electricidad SA SP ADR	88,726	4,460,256

		4,460,256
CHINA—20.91%
JA Solar Holdings Co. Ltd. SP ADR(a)	504,828	2,877,520
LDK Solar Co. Ltd. SP ADR(a)(b)	336,737	2,360,526
Solarfun Power Holdings Co. Ltd. SP ADR(a)(b)	189,403	1,445,145
Suntech Power Holdings Co. Ltd. SP ADR(a)	267,177	4,443,154
Trina Solar Ltd. SP ADR(a)	51,097	2,757,705
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	206,349	3,262,378

		17,146,428
DENMARK—4.74%
Vestas Wind Systems A/S(a)	63,529	3,883,093

		3,883,093
FRANCE—3.45%
EDF Energies Nouvelles SA(b)	54,760	2,829,194

		2,829,194
GERMANY—12.49%
Nordex AG(a)(b)	158,249	2,379,460
Phoenix Solar AG	18,722	1,134,356
Q-Cells SE(a)(b)	170,348	2,786,237
SolarWorld AG(b)	179,376	3,945,325

		10,245,378
JAPAN—0.61%
Japan Wind Development Co. Ltd.(b)	185	503,958

		503,958
NORWAY—5.17%
Renewable Energy Corp. ASA(a)(b)	547,082	4,237,973

		4,237,973
PORTUGAL—4.32%
EDP Renovaveis SA(a)(b)	372,035	3,538,943

		3,538,943
SPAIN—9.02%
Gamesa Corporacion Tecnologica SA	197,765	3,343,915
Iberdrola Renovables SA	851,333	4,055,214

		7,399,129
UNITED KINGDOM—1.03%
PV Crystalox Solar PLC	852,221	844,992

		844,992

UNITED STATES—23.79%
Covanta Holding Corp.(a)	233,914	4,231,504
Energy Conversion Devices Inc.(a)(b)	150,183	1,587,434
Evergreen Solar Inc.(a)(b)	478,817	723,014
First Solar Inc.(a)(b)	26,825	3,632,105
FuelCell Energy Inc.(a)	163,947	616,441
GT Solar International Inc.(a)(b)	84,767	471,305
MEMC Electronic Materials Inc.(a)	250,527	3,412,178
Ormat Technologies Inc.	46,583	1,762,701
SunPower Corp. Class A(a)(b)	129,796	3,073,569

		19,510,251

TOTAL COMMON STOCKS
(Cost: $75,406,839)		77,058,506

Security	Shares	Value

PREFERRED STOCKS—5.79%

BRAZIL—5.79%
Companhia Paranaense de Energia SP ADR	221,186	4,744,440

		4,744,440

TOTAL PREFERRED STOCKS
(Cost: $2,771,358)		4,744,440

Security	Shares	Value

SHORT-TERM INVESTMENTS—35.26%

MONEY MARKET FUNDS—35.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	24,862,830	24,862,830
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	4,043,883	4,043,883
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	8,653	8,653

		28,915,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,915,366)		28,915,366

TOTAL INVESTMENTS IN SECURITIES—135.02%
(Cost: $107,093,563)		110,718,312
Other Assets, Less Liabilities—(35.02)%		(28,716,254)

NET ASSETS—100.00%		$82,002,058

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.40%

AUSTRALIA—0.59%
Crown Ltd.	30,342	$219,396
Tabcorp Holdings Ltd.	46,332	289,597

		508,993
CANADA—2.24%
Canadian Tire Corp. Ltd. Class A	3,354	183,961
Gildan Activewear Inc.(a)	6,084	149,148
Magna International Inc. Class A	6,240	317,015
Shaw Communications Inc. Class B	16,497	341,003
Thomson Reuters Corp.	15,953	516,626
Tim Hortons Inc.	9,009	276,109
Yellow Pages Income Fund	26,715	137,098

		1,920,960
FRANCE—8.30%
Accor SA	7,020	385,252
Christian Dior SA	2,613	269,028
Compagnie Generale des Etablissements Michelin Class B	6,981	536,657
Hermes International(b)	3,744	501,234
Lagardere SCA	5,499	224,146
LVMH Moet Hennessy Louis Vuitton SA	11,895	1,337,661
PPR SA	3,471	419,517
PSA Peugeot Citroen SA(a)	7,839	266,160
Publicis Groupe SA	4,602	188,178
Renault SA(a)	9,711	504,369
SES SA	14,547	328,827
Societe Television Francaise 1	4,992	92,322
Sodexo	4,680	267,679
Valeo SA(a)	4,368	153,729
Vivendi SA	54,483	1,625,534

		7,100,293
GERMANY—5.01%
Adidas AG	11,076	600,214
Bayerische Motoren Werke AG	15,132	690,398
Daimler AG Registered	43,446	2,320,700
Puma AG	356	118,417
TUI AG(a)(b)	11,466	96,073
Volkswagen AG(b)	4,212	465,324

		4,291,126
HONG KONG—1.29%
Esprit Holdings Ltd.	67,671	451,632
Li & Fung Ltd.(b)	156,000	648,822

		1,100,454
ITALY—1.37%
Fiat SpA(a)	37,518	551,747
Luxottica Group SpA	8,030	207,955

Mediaset SpA	35,373	291,059
Pirelli & C. SpA(a)	200,889	121,055

		1,171,816
JAPAN—17.87%
Bridgestone Corp.	35,100	613,058
Denso Corp.	23,400	698,770
Dentsu Inc.	7,800	178,882
Fast Retailing Co. Ltd.	2,400	450,379
Honda Motor Co. Ltd.	70,200	2,345,153
Marui Group Co. Ltd.	11,700	71,762
Nikon Corp.	15,300	300,429
Nippon Television Network Corp.	780	100,626
Nissan Motor Co. Ltd.(a)	97,500	848,327
NOK Corp.	8,100	111,283
Oriental Land Co. Ltd.	2,300	151,200
Panasonic Corp.	89,700	1,276,680
SANYO Electric Co. Ltd.(a)(b)	78,000	143,273
Sekisui House Ltd.	25,000	225,307
Sharp Corp.	39,000	488,888
Sony Corp.	46,800	1,342,242
Suzuki Motor Corp.	15,600	382,061
Toyota Industries Corp.	7,800	230,829
Toyota Motor Corp.	120,900	5,038,853
Yamada Denki Co. Ltd.	4,290	288,473

		15,286,475
MEXICO—0.42%
Grupo Televisa SA CPO	85,800	356,399

		356,399
NETHERLANDS—0.79%
Reed Elsevier NV	32,877	405,712
Wolters Kluwer NV	12,402	272,245

		677,957
SOUTH KOREA—0.46%
Hyundai Motor Co. Ltd. Class A SP GDR(a)(c)(d)	7,549	391,642

		391,642
SPAIN—0.77%
Industria de Diseno Textil SA	10,647	662,816

		662,816
SWEDEN—1.83%
Electrolux AB Class B(a)	14,547	341,259
Hennes & Mauritz AB Class B	21,996	1,224,242

		1,565,501
SWITZERLAND—0.94%
Compagnie Financiere Richemont SA Class A Bearer Units	13,299	446,795
Swatch Group AG (The) Bearer	1,404	355,703

		802,498
UNITED KINGDOM—6.25%
Aegis Group PLC	36,777	70,911
British Sky Broadcasting Group PLC	42,627	386,859
Carnival PLC(a)	7,527	259,509
Compass Group PLC	88,530	636,470
Daily Mail & General Trust PLC Class A NVS	11,474	77,487
DSG International PLC(a)	176,436	103,995
GKN PLC(a)	83,031	156,877

Home Retail Group PLC	40,209	183,431
InterContinental Hotels Group PLC	13,299	191,780
ITV PLC(a)	132,405	111,932
Kesa Electricals PLC	25,080	60,427
Kingfisher PLC	106,431	393,583
Ladbrokes PLC	42,120	93,524
Marks & Spencer Group PLC	73,047	474,199
Mitchells & Butlers PLC(a)	15,405	61,719
Next PLC	8,892	299,103
Pearson PLC	29,445	423,664
Persimmon PLC(a)	15,366	116,501
Reed Elsevier PLC	44,733	369,493
United Business Media Ltd.	2,457	18,426
WH Smith PLC	6,279	50,090
Whitbread PLC	8,307	189,279
William Hill PLC	36,738	110,169
WPP PLC	51,831	510,147

		5,349,575
UNITED STATES—51.27%
Abercrombie & Fitch Co. Class A	4,220	147,067
Amazon.com Inc.(a)	15,288	2,056,542
Apollo Group Inc. Class A(a)	6,084	368,569
AutoNation Inc.(a)(b)	4,290	82,153
AutoZone Inc.(a)	1,638	258,919
Bed Bath & Beyond Inc.(a)	12,324	476,076
Best Buy Co. Inc.	15,756	621,732
Big Lots Inc.(a)	4,173	120,934
Black & Decker Corp. (The)	2,964	192,156
Carnival Corp.(a)	21,060	667,391
CBS Corp. Class B NVS	31,590	443,839
Coach Inc.	14,469	528,553
Comcast Corp. Class A	130,494	2,200,129
D.R. Horton Inc.	13,260	144,136
Darden Restaurants Inc.	6,942	243,456
DeVry Inc.	2,964	168,148
DIRECTV Class A(a)	42,471	1,416,408
Eastman Kodak Co.(a)	19,422	81,961
Expedia Inc.(a)	9,243	237,638
Family Dollar Stores Inc.	6,435	179,086
Ford Motor Co.(a)	151,242	1,512,420
Fortune Brands Inc.	7,527	325,166
GameStop Corp. Class A(a)	7,644	167,709
Gannett Co. Inc.	11,427	169,691
Gap Inc. (The)	21,177	443,658
Genuine Parts Co.	11,661	442,652
Goodyear Tire & Rubber Co. (The)(a)	12,363	174,318
H&R Block Inc.	16,068	363,458
Harley-Davidson Inc.	11,817	297,788
Harman International Industries Inc.	3,315	116,953
Hasbro Inc.	6,357	203,805
Home Depot Inc. (The)	77,883	2,253,155
International Game Technology	13,884	260,603
Interpublic Group of Companies Inc. (The)(a)	23,635	174,426
J.C. Penney Co. Inc.	10,959	291,619
Johnson Controls Inc.	31,629	861,574
Kohl’s Corp.(a)	13,650	736,144
Leggett & Platt Inc.	7,410	151,164
Lennar Corp. Class A	7,020	89,645
Limited Brands Inc.	11,973	230,361
Lowe’s Companies Inc.	67,899	1,588,158
Macy’s Inc.	19,383	324,859
Marriott International Inc. Class A	12,129	330,515

Mattel Inc.	17,979	359,220
McDonald’s Corp.	50,154	3,131,616
McGraw-Hill Companies Inc. (The)	14,391	482,242
Meredith Corp.(b)	897	27,672
New York Times Co. (The) Class A(a)	4,530	55,991
Newell Rubbermaid Inc.	13,884	208,399
News Corp. Class A NVS	102,960	1,409,522
Nike Inc. Class B	18,135	1,198,179
Nordstrom Inc.	7,410	278,468
Office Depot Inc.(a)	13,300	85,785
Omnicom Group Inc.	13,572	531,344
O’Reilly Automotive Inc.(a)	6,630	252,736
Polo Ralph Lauren Corp.	2,574	208,443
Priceline.com Inc.(a)(b)	1,950	426,075
Pulte Homes Inc.(a)	15,145	151,450
RadioShack Corp.	6,438	125,541
Ross Stores Inc.	5,538	236,528
Scripps Networks Interactive Inc. Class A	4,485	186,127
Sears Holdings Corp.(a)(b)	2,496	208,291
Sherwin-Williams Co. (The)	4,407	271,692
Staples Inc.	32,292	794,060
Starbucks Corp.(a)	34,164	787,822
Starwood Hotels & Resorts Worldwide Inc.(b)	9,048	330,885
Target Corp.	34,320	1,660,058
Tiffany & Co.	5,265	226,395
Time Warner Cable Inc.	15,990	661,826
Time Warner Inc.	48,174	1,403,790
TJX Companies Inc. (The)	18,915	691,343
VF Corp.	4,095	299,918
Viacom Inc. Class B NVS(a)	27,222	809,310
Walt Disney Co. (The)	82,992	2,676,492
Washington Post Co. (The) Class B	234	102,866
Whirlpool Corp.	3,627	292,554
Wyndham Worldwide Corp.	9,090	183,345
Wynn Resorts Ltd.	3,510	204,387
Yum! Brands Inc.	21,723	759,653

		43,864,759

TOTAL COMMON STOCKS
(Cost: $74,178,520)		85,051,264

Security	Shares	Value

PREFERRED STOCKS—0.36%

GERMANY—0.36%
Porsche Automobil Holding SE	4,875	305,935

		305,935

TOTAL PREFERRED STOCKS
(Cost: $329,538)		305,935

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.85%

MONEY MARKET FUNDS—2.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(e)(f)(g)	2,016,489	2,016,489

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(e)(f)(g)	327,978	327,978
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(e)(f)	95,316	95,316

		2,439,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,439,783)		2,439,783

TOTAL INVESTMENTS IN SECURITIES—102.61%
(Cost: $76,947,841)		87,796,982
Other Assets, Less Liabilities—(2.61)%		(2,233,262)

NET ASSETS—100.00%		$85,563,720

NVS - Non-Voting Shares

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—98.45%

AUSTRALIA—3.56%
Coca-Cola Amatil Ltd.	73,926	$766,576
Foster’s Group Ltd.	271,395	1,342,435
Wesfarmers Ltd.	163,836	4,607,507
Woolworths Ltd.	176,934	4,455,517

		11,172,035
BELGIUM—2.33%
Anheuser-Busch InBev NV	105,672	5,517,952
Colruyt SA	2,886	697,292
Delhaize Group SA	14,430	1,110,119

		7,325,363
CANADA—1.04%
George Weston Ltd.	6,549	418,047
Loblaw Companies Ltd.	13,764	444,817
Metro Inc. Class A	14,652	548,148
Saputo Inc.	17,538	514,421
Shoppers Drug Mart Corp.	30,636	1,327,019

		3,252,452
DENMARK—0.34%
Carlsberg A/S Class B	14,430	1,068,425

		1,068,425
FRANCE—5.43%
Carrefour SA	85,359	4,110,054
Casino Guichard-Perrachon SA	8,103	726,960
Danone SA	92,019	5,654,599
L’Oreal SA	34,410	3,850,840
Pernod Ricard SA	31,635	2,719,252

		17,061,705
GERMANY—0.64%
Beiersdorf AG	13,875	914,336
METRO AG	17,982	1,098,292

		2,012,628
IRELAND—0.18%
Kerry Group PLC Class A	19,314	570,177

		570,177
JAPAN—4.16%
AEON Co. Ltd.	99,917	807,107
Ajinomoto Co. Inc.	70,000	657,930
Asahi Breweries Ltd.	55,598	1,022,437
Japan Tobacco Inc.	666	2,239,196
Kao Corp.	74,800	1,747,570
Kirin Holdings Co. Ltd.	115,596	1,850,132
Nippon Meat Packers Inc.	9,000	103,829
Nissin Foods Holdings Co. Ltd.	11,100	361,276
Seven & I Holdings Co. Ltd.	111,037	2,262,605

Shiseido Co. Ltd.	44,400	849,416
Unicharm Corp.	5,400	505,226
Yakult Honsha Co. Ltd.	22,220	670,693

		13,077,417
MEXICO—1.31%
Fomento Economico Mexicano SAB de CV BD Units	310,809	1,491,504
Grupo Modelo SAB de CV Series C(a)	100,437	561,522
Kimberly-Clark de Mexico SAB de CV Series A	88,817	398,389
Wal-Mart de Mexico SAB de CV Series V	366,385	1,647,349

		4,098,764
NETHERLANDS—3.77%
Heineken NV	34,188	1,631,689
Koninklijke Ahold NV	170,940	2,271,072
Unilever NV CVA	243,090	7,934,594

		11,837,355
SINGAPORE—0.49%
Wilmar International Ltd.(b)	333,000	1,525,118

		1,525,118
SOUTH KOREA—0.25%
KT&G Corp. Class A SP GDR(a)(c)(d)	28,532	787,769

		787,769
SWEDEN—0.25%
Swedish Match AB	36,186	795,169

		795,169
SWITZERLAND—8.04%
Nestle SA Registered	520,146	25,258,843

		25,258,843
UNITED KINGDOM—15.45%
Associated British Foods PLC	50,394	668,933
British American Tobacco PLC	284,382	9,260,459
Cadbury PLC	196,026	2,524,507
Diageo PLC	359,751	6,297,432
Imperial Tobacco Group PLC	145,299	4,598,867
J Sainsbury PLC	202,131	1,055,940
Reckitt Benckiser Group PLC	86,913	4,710,195
SABMiller PLC	129,648	3,822,951
Tate & Lyle PLC	64,935	453,730
Tesco PLC	1,133,088	7,831,403
Unilever PLC	183,039	5,893,876
Wm Morrison Supermarkets PLC	308,469	1,381,816

		48,500,109
UNITED STATES—51.21%
Altria Group Inc.	293,928	5,769,807
Archer-Daniels-Midland Co.	90,909	2,846,361
Avon Products Inc.	61,161	1,926,572
Brown-Forman Corp. Class B NVS	15,540	832,478
Campbell Soup Co.	27,972	945,454
Clorox Co. (The)	20,091	1,225,551
Coca-Cola Co. (The)	329,115	18,759,555
Coca-Cola Enterprises Inc.	43,734	927,161
Colgate-Palmolive Co.	70,707	5,808,580
ConAgra Foods Inc.	62,604	1,443,022
Constellation Brands Inc. Class A(a)	27,972	445,594
Costco Wholesale Corp.	63,159	3,737,118
CVS Caremark Corp.	201,798	6,499,914
Dean Foods Co.(a)	26,307	474,578

Dr Pepper Snapple Group Inc.	35,853	1,014,640
Estee Lauder Companies Inc. (The) Class A	17,649	853,506
General Mills Inc.	46,953	3,324,742
H.J. Heinz Co.	47,064	2,012,457
Hershey Co. (The)	23,976	858,101
Hormel Foods Corp.	10,101	388,383
J.M. Smucker Co. (The)	16,872	1,041,846
Kellogg Co.	36,630	1,948,716
Kimberly-Clark Corp.	59,829	3,811,706
Kraft Foods Inc. Class A	210,456	5,720,194
Kroger Co. (The)	96,792	1,987,140
Lorillard Inc.	22,422	1,798,917
McCormick & Co. Inc. NVS	19,092	689,794
Mead Johnson Nutrition Co. Class A	28,971	1,266,033
Molson Coors Brewing Co. Class B NVS	21,867	987,514
Pepsi Bottling Group Inc.	19,647	736,763
PepsiCo Inc.	221,778	13,484,102
Philip Morris International Inc.	270,951	13,057,129
Procter & Gamble Co. (The)	414,696	25,143,018
Reynolds American Inc.	23,643	1,252,370
Safeway Inc.	60,051	1,278,486
Sara Lee Corp.	100,344	1,222,190
SUPERVALU Inc.	30,747	390,794
Sysco Corp.	87,024	2,431,451
Tyson Foods Inc. Class A	43,179	529,806
Walgreen Co.	140,859	5,172,342
Wal-Mart Stores Inc.	303,141	16,202,886
Whole Foods Market Inc.(a)(b)	19,536	536,263

		160,783,034

TOTAL COMMON STOCKS
(Cost: $310,341,870)		309,126,363

Security	Shares	Value

PREFERRED STOCKS—1.11%

BRAZIL—0.70%
Companhia de Bebidas das Americas SP ADR	21,534	2,176,872

		2,176,872
GERMANY—0.41%
Henkel AG & Co. KGaA	24,753	1,293,788

		1,293,788

TOTAL PREFERRED STOCKS
(Cost: $2,559,823)		3,470,660

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(e)(f)(g)	389,444	389,444
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(e)(f)(g)	63,342	63,342

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(e)(f)	187,419	187,419

		640,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $640,205)		640,205

TOTAL INVESTMENTS IN SECURITIES—99.76%
(Cost: $313,541,898)		313,237,228
Other Assets, Less Liabilities—0.24%		757,819

NET ASSETS—100.00%		$313,995,047

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—96.95%

AUSTRALIA—2.45%
Oil Search Ltd.	508,434	$2,803,005
Origin Energy Ltd.	410,262	6,206,061
Santos Ltd.	390,668	4,950,483
Woodside Petroleum Ltd.	238,966	10,143,944
WorleyParsons Ltd.	93,324	2,440,712

		26,544,205
AUSTRIA—0.29%
OMV AG	70,094	3,087,418

		3,087,418
CANADA—11.37%
ARC Energy Trust	106,454	2,024,794
Cameco Corp.	178,568	5,779,379
Canadian Natural Resources Ltd.	247,652	17,953,500
Canadian Oil Sands Trust	224,220	6,397,120
Cenovus Energy Inc.	346,228	8,751,888
Enbridge Inc.	173,922	8,067,751
EnCana Corp.	343,400	11,173,152
Enerplus Resources Fund	80,396	1,856,620
Husky Energy Inc.	112,918	3,239,923
Imperial Oil Ltd.	116,150	4,504,850
Nexen Inc.	239,370	5,758,489
Penn West Energy Trust	190,890	3,377,698
Suncor Energy Inc.	711,040	25,237,562
Talisman Energy Inc.	452,884	8,506,020
TransCanada Corp.	307,848	10,627,194

		123,255,940
CHINA—2.12%
CNOOC Ltd.	7,474,000	11,759,377
PetroChina Co. Ltd. SP ADR	94,772	11,274,077

		23,033,454
FRANCE—6.72%
Technip SA	50,904	3,607,905
Total SA	1,073,024	69,286,151

		72,894,056
ITALY—3.83%
Eni SpA	1,284,922	32,815,045
Saipem SpA	117,362	4,058,082
Tenaris SA	216,948	4,675,218

		41,548,345
JAPAN—0.69%
INPEX Corp.	404	3,042,097
Nippon Oil Corp.	606,000	2,799,076
TonenGeneral Sekiyu K.K.	202,000	1,681,616

		7,522,789

NORWAY—1.30%
Statoil ASA	71,447	1,790,875
Statoil ASA SP ADR	492,274	12,262,545

		14,053,420
SPAIN—0.94%
Repsol YPF SA	257,146	6,908,406
Repsol YPF SA SP ADR	121,200	3,231,192

		10,139,598
UNITED KINGDOM—18.95%
AMEC PLC	141,602	1,811,035
BG Group PLC	1,533,180	27,779,101
BP PLC	8,568,032	83,016,519
Royal Dutch Shell PLC Class A	1,617,414	49,155,600
Royal Dutch Shell PLC Class B	1,228,968	35,951,011
Tullow Oil PLC	367,034	7,734,798

		205,448,064
UNITED STATES—48.29%
Anadarko Petroleum Corp.	225,432	14,071,465
Apache Corp.	153,924	15,880,339
Baker Hughes Inc.(a)	142,006	5,748,403
BJ Services Co.	133,522	2,483,509
Cabot Oil & Gas Corp.	47,470	2,069,217
Cameron International Corp.(b)	110,696	4,627,093
Chesapeake Energy Corp.	300,172	7,768,451
Chevron Corp.	919,100	70,761,509
ConocoPhillips	680,538	34,755,076
CONSOL Energy Inc.	84,638	4,214,972
Denbury Resources Inc.(a)(b)	120,594	1,784,791
Devon Energy Corp.	204,222	15,010,317
Diamond Offshore Drilling Inc.	31,512	3,101,411
El Paso Corp.	330,068	3,244,568
EOG Resources Inc.	115,948	11,281,740
Exxon Mobil Corp.	2,174,934	148,308,750
FMC Technologies Inc.(b)	55,954	3,236,379
Halliburton Co.	413,696	12,448,113
Hess Corp.	134,330	8,126,965
Marathon Oil Corp.	324,614	10,134,449
Massey Energy Co.	40,198	1,688,718
Murphy Oil Corp.	87,668	4,751,606
Nabors Industries Ltd.(b)	131,098	2,869,735
National Oilwell Varco Inc.	193,112	8,514,308
Noble Energy Inc.	79,588	5,668,257
Occidental Petroleum Corp.	371,478	30,219,735
Peabody Energy Corp.	124,028	5,607,306
Pioneer Natural Resources Co.	52,924	2,549,349
Range Resources Corp.	73,932	3,685,510
Rowan Companies Inc.(b)	51,510	1,166,186
Schlumberger Ltd.	550,248	35,815,642
Smith International Inc.	115,948	3,150,307
Southwestern Energy Co.(b)	158,974	7,662,547
Spectra Energy Corp.	292,294	5,994,950
Sunoco Inc.	56,964	1,486,760
Tesoro Corp.(a)	67,064	908,717
Valero Energy Corp.	267,246	4,476,371
Williams Companies Inc. (The)	272,498	5,744,258
XTO Energy Inc.	267,852	12,463,154

		523,480,933

TOTAL COMMON STOCKS
(Cost: $1,060,567,088)		1,051,008,222

Security	Shares	Value

PREFERRED STOCKS—2.81%

BRAZIL—2.81%
Petroleo Brasileiro SA SP ADR	717,908	30,432,120

		30,432,120

TOTAL PREFERRED STOCKS
(Cost: $22,277,884)		30,432,120

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	6,238,142	6,238,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	1,014,619	1,014,619
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	659,472	659,472

		7,912,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,912,233)		7,912,233

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $1,090,757,205)		1,089,352,575
Other Assets, Less Liabilities—(0.49)%		(5,281,351)

NET ASSETS—100.00%		$1,084,071,224

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—98.80%

AUSTRALIA—8.46%
AMP Ltd.	167,754	$1,021,387
ASX Ltd.	14,016	440,429
Australia and New Zealand Banking Group Ltd.	182,792	3,761,334
AXA Asia Pacific Holdings Ltd.	76,066	448,769
CFS Retail Property Trust(a)	109,500	187,110
Commonwealth Bank of Australia	116,800	5,761,668
GPT Group	734,818	399,820
Insurance Australia Group Ltd.	172,426	624,938
Lend Lease Corp. Ltd.	34,164	315,550
Macquarie Group Ltd.	25,696	1,118,509
National Australia Bank Ltd.	155,198	3,824,419
QBE Insurance Group Ltd.	79,424	1,828,607
Stockland Corp. Ltd.	195,582	694,792
Suncorp-Metway Ltd.	98,112	766,780
Westfield Group	165,710	1,868,852
Westpac Banking Corp.	223,964	5,095,977

		28,158,941
AUSTRIA—0.19%
Erste Group Bank AG	16,790	627,771

		627,771
BELGIUM—0.77%
Dexia SA(b)	89,790	574,565
Fortis(b)	191,406	720,328
Groupe Bruxelles Lambert SA	5,694	539,593
KBC Groep NV(b)	16,790	731,717

		2,566,203
BRAZIL—1.18%
Itau Unibanco Holding SA SP ADR	171,696	3,921,537

		3,921,537
CANADA—7.14%
Bank of Montreal	42,486	2,263,407
Bank of Nova Scotia	77,526	3,639,843
Brookfield Asset Management Inc. Class A	39,712	886,024
Canadian Imperial Bank of Commerce	29,930	1,945,657
Manulife Financial Corp.	128,480	2,368,978
National Bank of Canada	12,702	729,879
Power Corp. of Canada	26,280	732,235
Royal Bank of Canada	108,186	5,820,280
Sun Life Financial Inc.	43,362	1,251,205
Toronto-Dominion Bank (The)	65,700	4,133,707

		23,771,215
CHILE—0.14%
Banco de Chile SP ADR	3,237	174,474
Banco Santander Chile SA SP ADR	4,380	283,736

		458,210
CHINA—2.38%
China Construction Bank Corp. Class H	2,482,000	2,135,006
China Life Insurance Co. Ltd. Class H	608,000	3,007,048

Industrial and Commercial Bank of China Ltd. Class H	3,358,000	2,788,932

		7,930,986
DENMARK—0.30%
Danske Bank A/S(b)	44,676	1,016,489

		1,016,489
FINLAND—0.26%
Sampo OYJ Class A	35,332	862,788

		862,788
FRANCE—4.71%
AXA	149,942	3,558,238
BNP Paribas	66,722	5,351,273
Credit Agricole SA	73,730	1,307,492
Societe Generale	56,605	3,975,426
Unibail-Rodamco SE(a)	6,716	1,481,020

		15,673,449
GERMANY—3.55%
Allianz SE Registered	34,602	4,326,581
Commerzbank AG(a)(b)	60,590	511,592
Deutsche Bank AG Registered	47,450	3,364,459
Deutsche Boerse AG	15,476	1,287,843
Muenchener Rueckversicherungs-Gesellschaft AG Registered	14,892	2,321,876

		11,812,351
GREECE—0.39%
National Bank of Greece SA SP ADR	246,906	1,286,380

		1,286,380
HONG KONG—2.16%
BOC Hong Kong (Holdings) Ltd.	146,000	331,388
Cheung Kong (Holdings) Ltd.	146,000	1,888,536
Hang Seng Bank Ltd.	29,200	431,934
Hong Kong Exchanges and Clearing Ltd.(a)	82,000	1,474,171
Sun Hung Kai Properties Ltd.	146,000	2,189,798
Swire Pacific Ltd. Class A	73,000	884,957

		7,200,784
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(c)	47,975	7

		7
ITALY—3.87%
Assicurazioni Generali SpA	106,288	2,869,988
Banca Monte dei Paschi di Siena SpA	309,443	545,199
Banca Popolare di Milano Scrl	38,690	276,442
Banco Popolare SpA(b)	55,480	419,492
Intesa Sanpaolo SpA(b)	688,101	3,109,847
Mediobanca SpA(b)	36,995	441,348
Mediolanum SpA	16,790	105,090
UniCredit SpA(b)	1,291,224	4,339,677
Unione di Banche Italiane ScpA	53,028	763,863

		12,870,946
JAPAN—5.68%
Credit Saison Co. Ltd.	29,200	327,459
Daiwa House Industry Co. Ltd.	28,000	298,963
Daiwa Securities Group Inc.	146,000	729,255
Mitsubishi Estate Co. Ltd.	62,000	984,328
Mitsubishi UFJ Financial Group Inc.	949,000	4,607,637
Mitsui Fudosan Co. Ltd.	36,000	602,481
Mitsui Sumitomo Insurance Group Holdings Inc.	29,200	741,801
Mizuho Financial Group Inc.	1,182,600	2,108,723

Nipponkoa Insurance Co. Ltd.	16,000	90,574
Nomura Holdings Inc.	277,400	2,029,211
ORIX Corp.	8,760	589,991
Promise Co. Ltd.(b)	14,600	111,035
Shinsei Bank Ltd.(a)(b)	146,000	158,397
Sompo Japan Insurance Inc.	38,000	242,054
Sumitomo Mitsui Financial Group Inc.	73,800	2,096,794
Sumitomo Realty & Development Co. Ltd.	17,000	317,557
Sumitomo Trust and Banking Co. Ltd. (The)	146,000	710,436
T&D Holdings Inc.	29,200	595,637
Tokio Marine Holdings Inc.	58,400	1,587,110

		18,929,443
NETHERLANDS—0.98%
Aegon NV(b)	108,624	707,551
ING Groep NV CVA(b)	259,174	2,565,764

		3,273,315
NORWAY—0.23%
DnB NOR ASA(b)	69,642	756,480

		756,480
PORTUGAL—0.22%
Banco Comercial Portugues SA Registered	300,571	364,401
Banco Espirito Santo SA Registered	58,447	383,226

		747,627
SINGAPORE—1.38%
DBS Group Holdings Ltd.	146,000	1,601,481
Oversea-Chinese Banking Corp. Ltd.	146,000	946,330
United Overseas Bank Ltd.	146,000	2,048,649

		4,596,460
SOUTH KOREA—0.89%
KB Financial Group Inc. SP ADR(b)	29,761	1,513,347
Shinhan Financial Group Co. Ltd. SP ADR	19,767	1,468,293

		2,981,640
SPAIN—5.06%
Banco Bilbao Vizcaya Argentaria SA	283,824	5,183,866
Banco de Sabadell SA	92,710	515,436
Banco Popular Espanol SA	84,388	621,118
Banco Santander SA	619,332	10,263,175
Bankinter SA	25,773	264,391

		16,847,986
SWEDEN—1.68%
Investor AB Class B	32,412	603,291
Nordea Bank AB	252,142	2,574,355
Skandinaviska Enskilda Banken AB Class A(b)	137,240	852,260
Svenska Handelsbanken AB Class A	37,522	1,073,093
Swedbank AB Class A(b)	50,524	502,402

		5,605,401
SWITZERLAND—4.04%
Baloise Holding AG Registered	3,504	291,675
Credit Suisse Group AG Registered	79,570	3,940,976
GAM Holding Ltd.	14,746	179,591
Julius Baer Group Ltd.	16,819	591,899
Swiss Life Holding AG Registered(b)	2,774	354,213
Swiss Reinsurance Co. Registered	28,762	1,388,645
UBS AG Registered(b)	275,210	4,272,910
Zurich Financial Services AG Registered	11,096	2,431,191

		13,451,100
UNITED KINGDOM—10.56%
Aviva PLC	212,138	1,363,090
Barclays PLC	862,714	3,845,104

British Land Co. PLC(a)	71,021	550,504
Hammerson PLC	58,857	402,992
HSBC Holdings PLC	1,325,096	15,167,124
Land Securities Group PLC	62,378	690,008
Legal & General Group PLC	458,586	596,881
Lloyds Banking Group PLC(b)	3,571,452	2,923,474
London Stock Exchange Group PLC	17,520	203,138
Man Group PLC	131,108	653,155
Old Mutual PLC(b)	414,202	730,411
Provident Financial PLC	7,884	118,148
Prudential PLC	194,472	2,009,876
Resolution Ltd.(b)	179,470	259,097
Royal Bank of Scotland Group PLC(b)	1,289,910	608,239
RSA Insurance Group PLC	247,762	482,519
Schroders PLC	8,614	185,007
SEGRO PLC	54,312	302,234
Standard Chartered PLC	124,684	3,171,199
Standard Life PLC	171,988	601,296
3i Group PLC	62,600	286,084

		35,149,580
UNITED STATES—32.58%
Aflac Inc.	36,208	1,674,619
Allstate Corp. (The)	41,610	1,249,964
American Express Co.	90,812	3,679,702
American International Group Inc.(a)(b)	10,864	325,703
Ameriprise Financial Inc.	18,980	736,804
Aon Corp.	22,338	856,439
Apartment Investment and Management Co. Class A	9,426	150,062
Assurant Inc.	9,198	271,157
AvalonBay Communities Inc.	6,767	555,638
Bank of America Corp.	754,820	11,367,589
Bank of New York Mellon Corp. (The)	92,710	2,593,099
BB&T Corp.	50,224	1,274,183
Boston Properties Inc.	9,560	641,189
Capital One Financial Corp.	34,894	1,337,836
CB Richard Ellis Group Inc. Class A(b)	21,024	285,296
Charles Schwab Corp. (The)	75,336	1,417,824
Chubb Corp.	25,258	1,242,188
Cincinnati Financial Corp.	13,140	344,794
Citigroup Inc.	1,435,326	4,750,929
CME Group Inc.	5,110	1,716,705
Comerica Inc.	12,848	379,915
Credicorp Ltd.	3,796	292,368
Discover Financial Services	40,588	597,050
E*TRADE Financial Corp.(b)	77,234	135,160
Equity Residential	22,484	759,510
Federated Investors Inc. Class B	6,278	172,645
Fifth Third Bancorp	63,364	617,799
First Horizon National Corp.(b)	18,629	249,629
Franklin Resources Inc.	11,388	1,199,726
Genworth Financial Inc. Class A(b)	35,916	407,647
Goldman Sachs Group Inc. (The)	38,836	6,557,070
Hartford Financial Services Group Inc. (The)	29,200	679,192
HCP Inc.	21,462	655,449
Health Care REIT Inc.	8,822	390,991
Host Hotels & Resorts Inc.(b)	45,322	528,908
Hudson City Bancorp Inc.	40,296	553,264
Huntington Bancshares Inc.	44,092	160,936
IntercontinentalExchange Inc.(b)	5,840	655,832
Invesco Ltd.	31,974	751,069
Janus Capital Group Inc.	14,016	188,515
JPMorgan Chase & Co.	299,154	12,465,747
KeyCorp	58,254	323,310
Kimco Realty Corp.	24,820	335,815
Legg Mason Inc.	12,264	369,882
Leucadia National Corp.(b)	13,578	323,021

Lincoln National Corp.	22,192	552,137
Loews Corp.	28,178	1,024,270
M&T Bank Corp.(a)	6,278	419,935
Marsh & McLennan Companies Inc.	42,194	931,644
Marshall & Ilsley Corp.	27,010	147,205
MetLife Inc.	61,758	2,183,145
Moody’s Corp.	15,476	414,757
Morgan Stanley	103,368	3,059,693
NASDAQ OMX Group Inc. (The)(b)	11,534	228,604
Northern Trust Corp.	18,250	956,300
NYSE Euronext Inc.	21,024	531,907
People’s United Financial Inc.	27,448	458,382
Plum Creek Timber Co. Inc.	13,870	523,731
PNC Financial Services Group Inc. (The)(d)	35,478	1,872,884
Principal Financial Group Inc.	24,674	593,163
Progressive Corp. (The)(b)	54,750	984,953
ProLogis	34,018	465,706
Prudential Financial Inc.	35,332	1,758,120
Public Storage	10,366	844,311
Regions Financial Corp.	90,812	480,395
Simon Property Group Inc.	21,891	1,746,902
SLM Corp.(b)	37,960	427,809
State Street Corp.	38,398	1,671,849
SunTrust Banks Inc.	35,186	713,924
T. Rowe Price Group Inc.	20,440	1,088,430
Torchmark Corp.	5,986	263,085
Travelers Companies Inc. (The)	40,004	1,994,599
U.S. Bancorp	148,190	3,335,757
Unum Group	25,550	498,736
Ventas Inc.	12,169	532,272
Vornado Realty Trust	11,923	833,895
Wells Fargo & Co.	374,052	10,095,663
XL Capital Ltd. Class A	26,864	492,417
Zions Bancorporation(a)	10,658	136,742

		108,485,492

TOTAL COMMON STOCKS
(Cost: $405,037,817)		328,982,581

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	608,993	87

		87

TOTAL INVESTMENT COMPANIES
(Cost: $0)		87

Security	Shares	Value

PREFERRED STOCKS—0.91%

BRAZIL—0.91%
Banco Bradesco SA SP ADR	138,408	3,026,983

		3,026,983

TOTAL PREFERRED STOCKS
(Cost: $2,052,166)		3,026,983

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(b)(c)	140,087	20

		20

TOTAL RIGHTS
(Cost: $0)		20

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(b)	33,777	5,248

		5,248

TOTAL WARRANTS
(Cost: $0)		5,248

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	1,697,295	1,697,295
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	276,061	276,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	221,678	221,678

		2,195,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,195,034)		2,195,034

TOTAL INVESTMENTS IN SECURITIES—100.37%
(Cost: $409,285,017)		334,209,953
Other Assets, Less Liabilities—(0.37)%		(1,246,105)

NET ASSETS—100.00%		$332,963,848

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.58%

AUSTRALIA—1.11%
CSL Ltd.	153,750	$4,492,557
Sonic Healthcare Ltd.	100,245	1,385,688

		5,878,245
BELGIUM—0.19%
UCB SA	24,395	1,022,721

		1,022,721
CANADA—0.11%
Biovail Corp.	41,205	576,992

		576,992
DENMARK—1.35%
Novo Nordisk A/S Class B	112,340	7,191,493

		7,191,493
FRANCE—4.71%
Essilor International SA	54,530	3,266,391
Sanofi-Aventis	275,110	21,732,957

		24,999,348
GERMANY—4.24%
Bayer AG	212,380	17,051,695
Fresenius Medical Care AG & Co. KGaA	48,585	2,574,989
Merck KGaA	16,605	1,552,373
QIAGEN NV(a)	59,655	1,336,916

		22,515,973
IRELAND—0.17%
Elan Corp. PLC(a)	150,265	905,489

		905,489
JAPAN—3.80%
Astellas Pharma Inc.	102,535	3,810,850
Daiichi Sankyo Co. Ltd.	164,093	3,435,386
Eisai Co. Ltd.	61,500	2,259,305
Taisho Pharmaceutical Co. Ltd.	35,000	600,784
Takeda Pharmaceutical Co. Ltd.	184,500	7,590,472
Terumo Corp.	41,000	2,466,298

		20,163,095
SWITZERLAND—13.63%
Actelion Ltd. Registered(a)	27,880	1,488,731
Lonza Group AG Registered	12,915	912,015
Nobel Biocare Holding AG Registered	31,980	1,075,951
Novartis AG Registered	677,525	37,030,387
Roche Holding AG Bearer	6,765	1,184,488
Roche Holding AG Genusschein	180,605	30,713,769

		72,405,341

UNITED KINGDOM—9.61%
AstraZeneca PLC	372,485	17,506,873
GlaxoSmithKline PLC	1,333,320	28,410,310
Shire PLC	143,910	2,811,956
Smith & Nephew PLC	227,345	2,347,784

		51,076,923
UNITED STATES—60.66%
Abbott Laboratories	397,290	21,449,687
Aetna Inc.	111,520	3,535,184
Allergan Inc.	78,925	4,973,064
AmerisourceBergen Corp.	74,210	1,934,655
Amgen Inc.(a)	259,940	14,704,806
Baxter International Inc.	154,980	9,094,226
Becton, Dickinson and Co.	60,885	4,801,391
Biogen Idec Inc.(a)	74,210	3,970,235
Boston Scientific Corp.(a)	388,065	3,492,585
Bristol-Myers Squibb Co.	439,930	11,108,232
C.R. Bard Inc.	24,805	1,932,309
Cardinal Health Inc.	93,275	3,007,186
CareFusion Corp.(a)	45,510	1,138,205
Celgene Corp.(a)	118,080	6,574,694
Cephalon Inc.(a)	19,270	1,202,641
CIGNA Corp.	70,110	2,472,780
Coventry Health Care Inc.(a)	38,130	926,178
DaVita Inc.(a)	26,240	1,541,338
DENTSPLY International Inc.	39,360	1,384,291
Eli Lilly and Co.	259,940	9,282,457
Express Scripts Inc.(a)	70,520	6,096,454
Forest Laboratories Inc.(a)	77,490	2,488,204
Genzyme Corp.(a)	68,265	3,345,668
Gilead Sciences Inc.(a)	231,240	10,008,067
Hospira Inc.(a)	41,615	2,122,365
Humana Inc.(a)	42,400	1,860,936
IMS Health Inc.	46,740	984,344
Intuitive Surgical Inc.(a)	9,840	2,984,669
Johnson & Johnson	708,890	45,659,605
King Pharmaceuticals Inc.(a)	64,165	787,305
Laboratory Corp. of America Holdings(a)	27,265	2,040,513
Life Technologies Corp.(a)	45,920	2,398,402
McKesson Corp.	68,880	4,305,000
Medco Health Solutions Inc.(a)	122,385	7,821,625
Medtronic Inc.	284,335	12,505,053
Merck & Co. Inc.	784,740	28,674,400
Millipore Corp.(a)	14,350	1,038,223
Mylan Inc.(a)(b)	78,310	1,443,253
Patterson Companies Inc.(a)	23,985	671,100
PerkinElmer Inc.	30,340	624,701
Pfizer Inc.	2,073,165	37,710,871
Quest Diagnostics Inc.	39,975	2,413,691
St. Jude Medical Inc.(a)	86,100	3,166,758
Stryker Corp.	72,570	3,655,351
Tenet Healthcare Corp.(a)	111,110	598,883
Thermo Fisher Scientific Inc.(a)	104,755	4,995,766
UnitedHealth Group Inc.	298,685	9,103,919
Varian Medical Systems Inc.(a)	31,980	1,498,263
Waters Corp.(a)	24,395	1,511,514
Watson Pharmaceuticals Inc.(a)	27,265	1,079,967
WellPoint Inc.(a)	117,875	6,870,934
Zimmer Holdings Inc.(a)	54,735	3,235,386

		322,227,334

TOTAL COMMON STOCKS
(Cost: $582,430,730)		528,962,954

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	1,113,708	1,113,708
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	181,142	181,142
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	671,939	671,939

		1,966,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,966,789)		1,966,789

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $584,397,519)		530,929,743
Other Assets, Less Liabilities—0.05%		269,339

NET ASSETS—100.00%		$531,199,082

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.75%

AUSTRALIA—1.91%
Brambles Ltd.	106,890	$651,772
Leighton Holdings Ltd.	11,130	381,472
Macquarie Infrastructure Group	194,460	233,475
MAp Group	117,209	319,398
Qantas Airways Ltd.	163,170	438,773
Toll Holdings Ltd.	50,190	394,509
Transurban Group	108,640	541,288

		2,960,687
BRAZIL—0.17%
Empresa Brasileira de Aeronautica SA SP ADR	11,830	261,561

		261,561
CANADA—2.26%
Bombardier Inc. Class B	106,190	486,204
Canadian National Railway Co.	33,600	1,837,768
Canadian Pacific Railway Ltd.	12,040	652,217
SNC-Lavalin Group Inc.	10,360	533,540

		3,509,729
CHILE—0.23%
LAN Airlines SA SP ADR	21,490	358,238

		358,238
DENMARK—0.94%
A.P. Moller - Maersk A/S Class B	73	515,170
Vestas Wind Systems A/S(a)	15,330	937,018

		1,452,188
FINLAND—0.77%
Kone OYJ Class B	14,140	607,809
Metso OYJ	9,660	341,364
Wartsila OYJ Class B	6,020	242,446

		1,191,619
FRANCE—6.45%
Air France-KLM(a)(b)	9,450	149,142
ALSTOM	15,470	1,088,915
Bouygues SA	16,590	867,006
Compagnie de Saint-Gobain	29,820	1,628,796
European Aeronautic Defence and Space Co.(b)	30,520	616,762
Safran SA	15,610	306,607
Schneider Electric SA	18,760	2,201,183
Thales SA	6,090	314,074
Vallourec SA	4,270	778,357
Vinci SA	36,190	2,049,425

		10,000,267
GERMANY—5.14%
Deutsche Lufthansa AG Registered	15,680	264,338
Deutsche Post AG Registered	63,280	1,224,316

Hochtief AG	3,640	279,664
MAN SE	7,910	617,833
Siemens AG Registered	60,620	5,584,636

		7,970,787
HONG KONG—0.67%
Hutchison Whampoa Ltd.	151,000	1,039,895

		1,039,895
ITALY—0.65%
Atlantia SpA	20,254	530,335
Finmeccanica SpA	29,824	478,820

		1,009,155
JAPAN—15.63%
All Nippon Airways Co. Ltd.	140,000	378,968
Asahi Glass Co. Ltd.	70,000	660,186
Central Japan Railway Co.	140	935,389
Dai Nippon Printing Co. Ltd.	19,000	241,033
Daikin Industries Ltd.	21,000	825,608
East Japan Railway Co.	21,000	1,324,131
Fanuc Ltd.	14,000	1,297,814
Fujikura Ltd.	70,000	363,177
Furukawa Electric Co. Ltd.	70,000	290,241
ITOCHU Corp.	140,000	1,025,619
Japan Airlines Corp.(a)(b)	140,000	100,757
JS Group Corp.	21,000	360,696
Kajima Corp.	70,000	140,609
Kawasaki Heavy Industries Ltd.	140,000	351,899
Kintetsu Corp.	70,000	231,591
Komatsu Ltd.	63,000	1,308,792
Kubota Corp.	70,000	639,132
Marubeni Corp.	140,000	768,462
Mitsubishi Corp.	105,000	2,599,764
Mitsubishi Electric Corp.(a)	140,000	1,030,131
Mitsubishi Heavy Industries Ltd.	280,000	980,504
Mitsui & Co. Ltd.	126,000	1,774,381
Mitsui O.S.K. Lines Ltd.	75,000	393,952
NGK Insulators Ltd.	12,000	260,379
Nippon Express Co. Ltd.	70,000	286,482
Nippon Yusen K.K.	70,000	214,297
NSK Ltd.	14,000	102,261
Obayashi Corp.	70,000	237,607
Odakyu Electric Railway Co. Ltd.	70,000	536,119
Panasonic Electric Works Co. Ltd.	4,000	48,209
Secom Co. Ltd.	14,000	664,697
Shimizu Corp.	70,000	250,389
SMC Corp.	7,000	791,772
Sumitomo Corp.	84,000	850,873
Sumitomo Electric Industries Ltd.	56,000	691,767
Taisei Corp.	70,000	119,555
Tokyu Corp.	70,000	278,210
Toppan Printing Co. Ltd.	12,000	96,804
TOTO Ltd.	7,000	44,138
West Japan Railway Co.	140	469,198
Yamato Holdings Co. Ltd.	21,000	290,542

		24,256,135
MEXICO—0.20%
Alfa SAB de CV Series A	21,000	134,184
Grupo Carso SAB de CV Series A1	56,000	171,577

		305,761

NETHERLANDS—2.06%
Koninklijke Philips Electronics NV	70,910	2,103,944
Randstad Holding NV(a)	4,690	234,841
TNT NV	27,790	857,242

		3,196,027
NORWAY—0.49%
Orkla ASA	56,420	555,234
Renewable Energy Corp. ASA(a)(b)	26,880	208,226

		763,460
PORTUGAL—0.16%
BRISA - Auto-estradas de Portugal SA	24,780	255,271

		255,271
SINGAPORE—0.79%
Keppel Corp. Ltd.	82,000	480,687
Singapore Airlines Ltd.	70,667	751,996

		1,232,683
SPAIN—1.38%
Abertis Infraestructuras SA	24,990	563,631
Actividades de Construcciones y Servicios SA	15,820	790,108
Ferrovial SA	32,060	378,334
Gamesa Corporacion Tecnologica SA	17,780	300,634
Sacyr Vallehermoso SA(a)(b)	9,520	109,271

		2,141,978
SWEDEN—3.29%
Alfa Laval AB	27,090	375,612
Assa Abloy AB Class B	21,770	420,149
Atlas Copco AB Class A	48,650	717,475
Sandvik AB	79,100	957,163
Scania AB Class B	26,180	338,429
Securitas AB Class B	24,360	238,991
Skanska AB Class B	23,800	405,328
SKF AB Class B	30,380	525,899
Volvo AB Class A	43,120	368,387
Volvo AB Class B	87,360	751,848

		5,099,281
SWITZERLAND—3.05%
ABB Ltd. Registered(a)	171,360	3,305,362
Adecco SA Registered	10,220	564,016
Geberit AG Registered	2,827	501,818
SGS SA Registered	280	365,930

		4,737,126
UNITED KINGDOM—4.91%
BAE Systems PLC	262,430	1,523,507
British Airways PLC(a)(b)	39,690	119,791
Bunzl PLC	34,440	375,404
Capita Group PLC	40,040	485,586
Cobham PLC	81,830	332,340
Cookson Group PLC(a)	22,750	155,107
Experian PLC	72,310	718,134
FirstGroup PLC	37,030	254,739
G4S PLC	82,530	347,311
Hays PLC	90,930	152,859
IMI PLC	23,590	197,519
Invensys PLC	60,900	294,345
Rentokil Initial PLC(a)	119,910	223,844
Rolls-Royce Group PLC(a)	129,500	1,011,110
Serco Group PLC	31,780	271,996
Smiths Group PLC	28,980	474,535

Tomkins PLC	71,470	222,979
Wolseley PLC(a)	22,540	453,892

		7,614,998
UNITED STATES—48.60%
Avery Dennison Corp.	7,910	288,636
Boeing Co. (The)	53,480	2,894,872
Burlington Northern Santa Fe Corp.	19,110	1,884,628
C.H. Robinson Worldwide Inc.	12,390	727,665
Caterpillar Inc.	45,920	2,616,982
Cintas Corp.	9,800	255,290
CSX Corp.	28,770	1,395,057
Cummins Inc.	14,980	686,983
Danaher Corp.	19,880	1,494,976
Deere & Co.	31,080	1,681,117
Dover Corp.	14,210	591,278
Dun & Bradstreet Corp. (The)	3,780	318,919
Eaton Corp.	12,600	801,612
Emerson Electric Co.	57,120	2,433,312
Equifax Inc.	9,100	281,099
Expeditors International Washington Inc.	15,190	527,549
Fastenal Co.(b)	11,760	489,686
FedEx Corp.	23,030	1,921,854
First Solar Inc.(a)(b)	3,640	492,856
Flowserve Corp.	4,200	397,026
Fluor Corp.	13,370	602,185
General Dynamics Corp.	28,630	1,951,707
General Electric Co.	786,380	11,897,929
Goodrich Corp.	8,890	571,183
Honeywell International Inc.	55,580	2,178,736
Illinois Tool Works Inc.	28,350	1,360,517
Iron Mountain Inc.(a)	13,370	304,301
ITT Corp.	13,580	675,469
Jacobs Engineering Group Inc.(a)	9,240	347,516
L-3 Communications Holdings Inc.	8,699	756,378
Lockheed Martin Corp.	24,290	1,830,252
Masco Corp.	28,980	400,214
Monster Worldwide Inc.(a)	9,730	169,302
Norfolk Southern Corp.	27,720	1,453,082
Northrop Grumman Corp.	23,310	1,301,864
PACCAR Inc.	27,580	1,000,327
Pall Corp.	9,240	334,488
Parker Hannifin Corp.	12,320	663,802
Pitney Bowes Inc.	13,930	317,047
Precision Castparts Corp.	10,290	1,135,502
Quanta Services Inc.(a)	14,910	310,724
R.R. Donnelley & Sons Co.	15,330	341,399
Raytheon Co.	29,400	1,514,688
Republic Services Inc.	23,380	661,888
Robert Half International Inc.	11,410	304,989
Rockwell Automation Inc.	11,130	522,887
Rockwell Collins Inc.	11,130	616,157
Roper Industries Inc.	6,650	348,261
Ryder System Inc.	4,830	198,851
Snap-On Inc.	4,690	198,199
Southwest Airlines Co.	55,510	634,479
Stanley Works (The)(b)	5,390	277,639
Stericycle Inc.(a)	6,370	351,433
Textron Inc.	22,330	420,027
3M Co.	51,870	4,288,093
Union Pacific Corp.	36,890	2,357,271
United Parcel Service Inc. Class B	73,360	4,208,663
United Technologies Corp.	67,270	4,669,211
W.W. Grainger Inc.	5,460	528,692

Waste Management Inc.	35,630	1,204,650

		75,391,399

TOTAL COMMON STOCKS
(Cost: $176,057,546)		154,748,245

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.78%

MONEY MARKET FUNDS—0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	991,217	991,217
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	161,219	161,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	48,404	48,404

		1,200,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,200,840)		1,200,840

TOTAL INVESTMENTS IN SECURITIES—100.53%
(Cost: $177,258,386)		155,949,085
Other Assets, Less Liabilities—(0.53)%		(816,289)

NET ASSETS—100.00%		$155,132,796

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.21%

AUSTRALIA—7.84%
ConnectEast Group	10,277,820	$4,020,861
Macquarie Infrastructure Group	4,417,686	5,304,016
MAp Group	3,274,110	8,922,049
Transurban Group	3,207,456	15,980,826

		34,227,752
BELGIUM—0.12%
Euronav SA	24,696	542,119

		542,119
BRAZIL—0.27%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	14,994	586,565
CPFL Energia SA SP ADR	9,576	591,605

		1,178,170
CANADA—10.30%
AltaGas Income Trust	45,108	808,919
Enbridge Inc.	446,796	20,725,606
Pembina Pipeline Income Fund	89,712	1,499,265
TransCanada Corp.	635,040	21,922,161

		44,955,951
CHILE—0.68%
Empresa Nacional de Electricidad SA SP ADR	29,106	1,463,159
Enersis SA SP ADR	65,898	1,506,428

		2,969,587
CHINA—5.51%
Beijing Capital International Airport Co. Ltd. Class H(a)(b)	4,536,000	3,006,821
China Merchants Holdings (International) Co. Ltd.	2,772,000	9,026,638
China Resources Power Holdings Co. Ltd.	505,600	1,006,759
COSCO Pacific Ltd.	2,772,000	3,549,882
Datang International Power Generation Co. Ltd. Class H	756,000	326,616
Huaneng Power International Inc. SP ADR	21,546	482,630
Jiangsu Expressway Co. Ltd. Class H	3,276,000	2,923,623
Zhejiang Expressway Co. Ltd. Class H	4,032,000	3,738,702

		24,061,671
FRANCE—7.93%
Aeroports de Paris	80,136	6,476,549
Electricite de France(a)	67,158	4,004,511
GDF Suez	376,614	16,364,407
Groupe Eurotunnel SA	375,732	3,525,593
Societe des Autoroutes Paris-Rhin-Rhone(b)	55,188	4,231,432

		34,602,492

GERMANY—8.62%
E.ON AG	423,234	17,749,478
Fraport AG	111,510	5,804,400
Hamburger Hafen und Logistik AG	60,606	2,346,901
RWE AG	120,582	11,757,421

		37,658,200
GREECE—0.09%
Tsakos Energy Navigation Ltd.	27,090	397,139

		397,139
HONG KONG—0.78%
CLP Holdings Ltd.	504,000	3,409,160

		3,409,160
ITALY—6.50%
Ansaldo STS SpA	159,516	3,046,201
Atlantia SpA	608,706	15,938,472
Enel SpA	1,616,202	9,385,529

		28,370,202
JAPAN—5.72%
Japan Airport Terminal Co. Ltd.	189,000	2,553,972
Kamigumi Co. Ltd.	756,000	5,513,980
Kansai Electric Power Co. Inc. (The)	201,600	4,547,612
Mitsubishi Logistics Corp.	378,000	4,454,224
Tokyo Electric Power Co. Inc. (The)	315,000	7,900,800

		24,970,588
MEXICO—1.38%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	99,162	3,099,804
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	56,700	2,937,627

		6,037,431
NETHERLANDS—2.51%
Royal Vopak NV(b)	87,570	6,973,079
Smit Internationale NV	46,242	3,997,329

		10,970,408
NEW ZEALAND—0.77%
Auckland International Airport Ltd.	2,291,310	3,367,889

		3,367,889
NORWAY—0.62%
Frontline Ltd.(a)	69,174	1,939,861
Ship Finance International Ltd.(a)	54,558	743,626

		2,683,487
PORTUGAL—1.91%
BRISA - Auto-estradas de Portugal SA	811,440	8,359,053

		8,359,053
SINGAPORE—1.46%
Singapore Airport Terminal Services Ltd.	3,276,000	6,393,561

		6,393,561
SPAIN—8.20%
Abertis Infraestructuras SA	819,504	18,483,314
Ferrovial SA	429,408	5,067,366
Iberdrola SA	1,279,278	12,242,412

		35,793,092
UNITED KINGDOM—5.27%
BBA Aviation PLC	1,087,128	2,879,100

Centrica PLC	1,347,948	6,118,799
Forth Ports PLC	129,906	2,370,499
National Grid PLC	644,490	7,066,724
Scottish & Southern Energy PLC	243,936	4,573,412

		23,008,534
UNITED STATES—22.73%
American Electric Power Co. Inc.	130,914	4,554,498
Dominion Resources Inc.	157,374	6,124,996
Duke Energy Corp.	348,012	5,989,287
El Paso Corp.	760,284	7,473,592
Entergy Corp.	53,046	4,341,285
Exelon Corp.	179,046	8,749,978
FirstEnergy Corp.	80,514	3,739,875
FPL Group Inc.	117,432	6,202,758
General Maritime Corp.	70,812	494,976
Nordic American Tanker Shipping Ltd.(a)	52,290	1,568,700
PG&E Corp.	99,918	4,461,339
Public Service Enterprise Group Inc.	141,246	4,696,430
Southern Co.	210,294	7,006,996
Southern Union Co.	148,428	3,369,316
Spectra Energy Corp.	777,924	15,955,221
Teekay Corp.	42,714	991,392
Williams Companies Inc. (The)	640,836	13,508,823

		99,229,462

TOTAL COMMON STOCKS
(Cost: $383,773,972)		433,185,948

Security	Shares	Value

PREFERRED STOCKS—0.39%

BRAZIL—0.39%
Companhia Energetica de Minas Gerais SP ADR	95,004	1,715,773

		1,715,773

TOTAL PREFERRED STOCKS
(Cost: $1,304,480)		1,715,773

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	5,160,701	5,160,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	839,376	839,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	162,142	162,142

		6,162,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,162,219)		6,162,219

TOTAL INVESTMENTS IN SECURITIES—101.01%
(Cost: $391,240,671)	441,063,940
Other Assets, Less Liabilities—(1.01)%	(4,414,822)

NET ASSETS—100.00%	$436,649,118

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—96.05%

AUSTRALIA—13.15%
Amcor Ltd.	668,480	$3,745,460
BHP Billiton Ltd.	1,839,161	71,322,612
BlueScope Steel Ltd.	1,054,214	2,948,614
Fortescue Metals Group Ltd.(a)	659,782	2,634,585
Incitec Pivot Ltd.	1,022,570	3,264,752
Lihir Gold Ltd.	1,294,181	3,817,663
Newcrest Mining Ltd.	262,675	8,346,245
OneSteel Ltd.	766,195	2,308,409
Orica Ltd.	230,298	5,395,437
Rio Tinto Ltd.	239,088	16,103,132

		119,886,909
AUSTRIA—0.23%
voestalpine AG	57,217	2,109,767

		2,109,767
BELGIUM—0.64%
Solvay SA	31,644	3,430,063
Umicore	71,199	2,390,375

		5,820,438
BRAZIL—0.86%
Companhia Siderurgica Nacional SA SP ADR	216,527	6,913,707
Fibria Celulose SA SP ADR(a)	41,649	951,263

		7,864,970
CANADA—10.61%
Agnico-Eagle Mines Ltd.	86,142	4,677,066
Agrium Inc.	93,174	5,814,321
Barrick Gold Corp.	512,457	20,266,578
Eldorado Gold Corp.(a)	238,502	3,394,334
First Quantum Minerals Ltd.	38,969	2,983,404
Goldcorp Inc.	402,582	15,879,015
IAMGOLD Corp.	150,602	2,371,764
Inmet Mining Corp.	25,784	1,568,659
Kinross Gold Corp.	383,537	7,086,480
Potash Corp. of Saskatchewan Inc.	169,061	18,446,976
Teck Resources Ltd. Class B(a)	271,318	9,529,192
Yamana Gold Inc.	406,684	4,655,132

		96,672,921
CHILE—0.33%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	78,817	2,961,155

		2,961,155
DENMARK—0.30%
Novozymes A/S Class B	26,077	2,715,176

		2,715,176

FINLAND—0.60%
Stora Enso OYJ Class R(a)	331,969	2,324,308
UPM-Kymmene OYJ	264,579	3,158,311

		5,482,619
FRANCE—2.80%
Lafarge SA	92,295	7,655,215
L’Air Liquide SA	149,723	17,836,096

		25,491,311
GERMANY—6.19%
BASF SE	524,177	32,684,656
K+S AG	87,075	4,995,985
Linde AG	83,212	10,047,729
Salzgitter AG	21,096	2,071,507
ThyssenKrupp AG	175,507	6,647,749

		56,447,626
IRELAND—1.15%
CRH PLC	385,588	10,516,757

		10,516,757
JAPAN—8.14%
Asahi Kasei Corp.	586,000	2,920,715
JFE Holdings Inc.	234,400	9,190,182
JSR Corp.	117,200	2,366,787
Kobe Steel Ltd.(a)	879,000	1,586,251
Kuraray Co. Ltd.	146,500	1,710,570
Mitsubishi Chemical Holdings Corp.	732,500	3,100,113
Mitsubishi Materials Corp.(a)	586,000	1,428,885
Mitsui Chemicals Inc.	586,000	1,510,715
Mitsui Mining & Smelting Co. Ltd.(a)	293,000	755,357
Nippon Paper Group Inc.	58,600	1,498,126
Nippon Steel Corp.	2,930,000	11,802,460
Nitto Denko Corp.	87,900	3,134,733
Oji Paper Co. Ltd.	586,000	2,448,617
Shin-Etsu Chemical Co. Ltd.	205,100	11,522,348
Sumitomo Chemical Co. Ltd.	879,000	3,823,997
Sumitomo Metal Industries Ltd.	1,758,000	4,702,100
Sumitomo Metal Mining Co. Ltd.	293,000	4,340,158
Teijin Ltd.	586,000	1,888,394
Toray Industries Inc.	586,000	3,166,207
Toyo Seikan Kaisha Ltd.	87,900	1,336,983

		74,233,698
MEXICO—0.70%
Cemex SAB de CV CPO(a)	5,309,001	6,335,634

		6,335,634
NETHERLANDS—3.93%
Akzo Nobel NV	140,933	9,382,248
ArcelorMittal	461,182	21,292,891
Koninklijke DSM NV	104,894	5,186,115

		35,861,254
NORWAY—0.86%
Norsk Hydro ASA(a)	361,562	3,048,692
Yara International ASA	105,187	4,801,588

		7,850,280
PERU—0.39%
Compania de Minas Buenaventura SA SP ADR	105,773	3,540,222

		3,540,222

PORTUGAL—0.23%
CIMPOR - Cimentos de Portugal SGPS SA	223,266	2,059,407

		2,059,407
SOUTH KOREA—2.31%
POSCO SP ADR	160,564	21,049,940

		21,049,940
SPAIN—0.14%
Acerinox SA	62,409	1,301,035

		1,301,035
SWEDEN—0.96%
Boliden AB	171,112	2,207,170
Holmen AB Class B	16,994	435,554
SSAB AB Class A	94,346	1,613,373
Svenska Cellulosa AB Class B	338,122	4,520,069

		8,776,166
SWITZERLAND—3.54%
Clariant AG Registered(a)(b)	171,991	2,033,112
Givaudan SA Registered	4,688	3,748,132
Holcim Ltd. Registered(a)	137,417	10,700,913
Syngenta AG Registered	55,963	15,737,310

		32,219,467
TAIWAN—1.38%
China Steel Corp. SP GDR	600,650	12,613,650

		12,613,650
UNITED KINGDOM—15.07%
Anglo American PLC(a)	719,022	31,477,765
BHP Billiton PLC	1,223,568	39,418,782
Johnson Matthey PLC	133,315	3,295,994
Lonmin PLC(a)	82,626	2,613,866
Rexam PLC	527,646	2,476,113
Rio Tinto PLC	709,646	38,848,445
Xstrata PLC(a)	1,062,711	19,237,692

		137,368,657
UNITED STATES—21.54%
Air Products and Chemicals Inc.	124,525	10,093,996
Airgas Inc.	5,860	278,936
AK Steel Holding Corp.	62,702	1,338,688
Alcoa Inc.	564,318	9,096,806
Allegheny Technologies Inc.	53,619	2,400,523
Ball Corp.	54,205	2,802,399
Bemis Co. Inc.	40,727	1,207,556
CF Industries Holdings Inc.	30,179	2,739,650
Cliffs Natural Resources Inc.	48,638	2,241,725
Dow Chemical Co. (The)	602,408	16,644,533
E.I. du Pont de Nemours and Co.	530,623	17,866,076
Eastman Chemical Co.	48,345	2,912,303
Ecolab Inc.	97,276	4,336,564
FMC Corp.	21,682	1,208,988
Freeport-McMoRan Copper & Gold Inc.(a)	228,540	18,349,477
International Flavors & Fragrances Inc.	40,727	1,675,509
International Paper Co.	249,050	6,669,559
MeadWestvaco Corp.	89,951	2,575,297
Monsanto Co.	312,045	25,509,679
Newmont Mining Corp.	267,509	12,655,851

Nucor Corp.	173,163	8,078,054
Owens-Illinois Inc.(a)	100,499	3,303,402
Pactiv Corp.(a)	77,059	1,860,204
PPG Industries Inc.	97,569	5,711,689
Praxair Inc.	177,851	14,283,214
Sealed Air Corp.	81,747	1,786,989
Sigma-Aldrich Corp.	70,613	3,568,075
Southern Copper Corp.	55,084	1,812,814
Titanium Metals Corp.(a)	54,205	678,647
United States Steel Corp.	79,110	4,360,543
Vulcan Materials Co.(b)	63,288	3,333,379
Weyerhaeuser Co.	114,270	4,929,608

		196,310,733

TOTAL COMMON STOCKS
(Cost: $832,112,254)		875,489,792

Security	Shares	Value

PREFERRED STOCKS—3.85%

BRAZIL—3.85%
Gerdau SA SP ADR	381,193	6,491,717
Vale SA SP ADR	1,152,076	28,594,526

		35,086,243

TOTAL PREFERRED STOCKS
(Cost: $29,061,794)		35,086,243

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	4,257,500	4,257,500
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	692,473	692,473
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	445,101	445,101

		5,395,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,395,074)		5,395,074

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $866,569,122)		915,971,109
Other Assets, Less Liabilities—(0.49)%		(4,457,149)

NET ASSETS—100.00%		$911,513,960

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.67%

AUSTRALIA—9.20%
Energy Resources of Australia Ltd.	20,007	$429,860
Extract Resources Ltd.(a)	40,926	306,232
Paladin Energy Ltd.(a)	192,584	723,978

		1,460,070
CANADA—13.22%
Cameco Corp.	44,669	1,445,719
Uranium One Inc.(a)	128,478	370,109
Uranium Participation Corp.(a)	44,745	281,697

		2,097,525
FINLAND—2.70%
Fortum OYJ	15,713	427,664

		427,664
FRANCE—10.09%
AREVA SA	1,976	989,438
Electricite de France(b)	10,260	611,785

		1,601,223
GERMANY—8.26%
E.ON AG	31,255	1,310,764

		1,310,764
JAPAN—14.63%
JGC Corp.	38,000	696,364
Kansai Electric Power Co. Inc. (The)	36,100	814,329
Tokyo Electric Power Co. Inc. (The)	32,300	810,146

		2,320,839
SOUTH KOREA—1.73%
Korea Electric Power Corp. SP ADR(a)	18,886	274,602

		274,602
SPAIN—8.23%
Iberdrola SA	136,477	1,306,055

		1,306,055
UNITED STATES—31.61%
Constellation Energy Group Inc.	7,961	279,988
EnergySolutions Inc.	14,516	123,241
Entergy Corp.	6,574	538,016
Exelon Corp.	14,554	711,254
FirstEnergy Corp.	11,457	532,178
FPL Group Inc.	14,079	743,653
McDermott International Inc.(a)	50,559	1,213,922
Shaw Group Inc. (The)(a)	24,852	714,495
USEC Inc.(a)(b)	41,002	157,858

		5,014,605

TOTAL COMMON STOCKS
(Cost: $13,374,237)		15,813,347

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.75%

MONEY MARKET FUNDS—4.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	635,026	635,026
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	103,285	103,285
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	15,407	15,407

		753,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $753,718)		753,718

TOTAL INVESTMENTS IN SECURITIES—104.42%
(Cost: $14,127,955)		16,567,065
Other Assets, Less Liabilities—(4.42)%		(700,803)

NET ASSETS—100.00%		$15,866,262

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

AUSTRALIA—0.18%
Computershare Ltd.	79,218	$815,752

		815,752
CANADA—1.31%
Research In Motion Ltd.(a)	87,480	5,927,128

		5,927,128
FINLAND—1.84%
Nokia OYJ	653,022	8,357,356

		8,357,356
FRANCE—0.88%
Alcatel-Lucent(a)(b)	423,792	1,448,341
Cap Gemini SA	25,272	1,159,200
Dassault Systemes SA	8,586	489,671
STMicroelectronics NV	100,050	919,237

		4,016,449
GERMANY—1.84%
Infineon Technologies AG(a)	199,268	1,109,291
SAP AG	153,414	7,263,654

		8,372,945
JAPAN—8.68%
Advantest Corp.	32,400	837,016
Canon Inc.	178,200	7,484,419
FUJIFILM Holdings Corp.	64,800	1,942,016
Fujitsu Ltd.	324,000	2,074,268
Hirose Electric Co. Ltd.	4,200	438,069
Hitachi Ltd.(a)	648,000	1,976,819
Hoya Corp.	64,800	1,712,315
Keyence Corp.	4,400	907,460
Konica Minolta Holdings Inc.	81,000	828,315
Kyocera Corp.	32,400	2,843,418
Murata Manufacturing Co. Ltd.	32,400	1,600,945
NEC Corp.(a)	313,000	803,555
Nintendo Co. Ltd.	18,000	4,261,453
NTT Data Corp.	227	704,933
Ricoh Co. Ltd.	162,000	2,286,567
Rohm Co. Ltd.	16,200	1,054,536
TDK Corp.	20,400	1,238,090
Tokyo Electron Ltd.	32,400	2,060,347
Toshiba Corp.(a)	648,000	3,556,883
Yahoo! Japan Corp.	2,592	775,136

		39,386,560
NETHERLANDS—0.59%
ASML Holding NV	77,922	2,683,166

		2,683,166

SOUTH KOREA—3.96%
Samsung Electronics Co. Ltd. SP GDR(c)	51,354	17,973,900

		17,973,900
SWEDEN—1.07%
Telefonaktiebolaget LM Ericsson Class B	524,232	4,838,432

		4,838,432
TAIWAN—5.10%
AU Optronics Corp. SP ADR	226,411	2,714,668
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	691,416	6,637,594
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	958,931	10,970,171
United Microelectronics Corp. SP ADR(a)(b)	722,626	2,803,789

		23,126,222
UNITED KINGDOM—0.54%
ARM Holdings PLC	270,540	775,465
Electrocomponents PLC	66,258	173,014
Logica PLC	263,250	483,349
Misys PLC(a)	92,178	321,524
Sage Group PLC (The)	194,724	691,790

		2,445,142
UNITED STATES—73.87%
Adobe Systems Inc.(a)	93,474	3,437,974
Advanced Micro Devices Inc.(a)	102,384	991,077
Affiliated Computer Services Inc. Class A(a)	13,122	783,252
Agilent Technologies Inc.(a)	61,722	1,917,703
Akamai Technologies Inc.(a)	29,646	750,933
Altera Corp.	56,214	1,272,123
Amphenol Corp. Class A	23,490	1,084,768
Analog Devices Inc.	49,896	1,575,716
Apple Inc.(a)	153,090	32,280,557
Applied Materials Inc.	230,040	3,206,758
Autodesk Inc.(a)	40,338	1,024,989
Automatic Data Processing Inc.	88,128	3,773,641
BMC Software Inc.(a)	34,344	1,377,194
Broadcom Corp. Class A(a)	72,414	2,277,420
CA Inc.	66,582	1,495,432
Cisco Systems Inc.(a)	970,056	23,223,141
Citrix Systems Inc.(a)	33,858	1,408,831
Cognizant Technology Solutions Corp. Class A(a)	48,600	2,201,580
Computer Sciences Corp.(a)	27,216	1,565,736
Compuware Corp.(a)	48,438	350,207
Corning Inc.	266,652	5,149,050
Dell Inc.(a)	311,202	4,468,861
eBay Inc.(a)	194,076	4,568,549
Electronic Arts Inc.(a)	55,404	983,421
EMC Corp.(a)	341,820	5,971,595
Fidelity National Information Services Inc.	45,846	1,074,630
Fiserv Inc.(a)	24,948	1,209,479
FLIR Systems Inc.(a)	26,406	864,004
Google Inc. Class A(a)	40,986	25,410,500
Harris Corp.	18,144	862,747
Hewlett-Packard Co.	411,318	21,186,990
Intel Corp.	929,880	18,969,552
International Business Machines Corp.	222,588	29,136,769
Intuit Inc.(a)	56,700	1,741,257
Jabil Circuit Inc.	31,752	551,532
JDS Uniphase Corp.(a)	44,712	368,874
Juniper Networks Inc.(a)	91,530	2,441,105

KLA-Tencor Corp.	28,350	1,025,136
Lexmark International Inc. Class A(a)	11,826	307,239
Linear Technology Corp.	37,746	1,152,763
LSI Corp.(a)	123,930	744,819
MasterCard Inc. Class A	15,714	4,022,470
McAfee Inc.(a)	22,194	900,411
MEMC Electronic Materials Inc.(a)	41,148	560,436
Microchip Technology Inc.(b)	33,858	983,913
Micron Technology Inc.(a)	134,946	1,425,030
Microsoft Corp.	1,310,904	39,969,463
Molex Inc.	22,842	492,245
Motorola Inc.(a)	374,868	2,908,976
National Semiconductor Corp.	39,528	607,150
NetApp Inc.(a)	53,136	1,827,347
Novell Inc.(a)	69,498	288,417
Novellus Systems Inc.(a)	20,412	476,416
NVIDIA Corp.(a)	97,362	1,818,722
Oracle Corp.	671,004	16,466,438
Paychex Inc.	56,862	1,742,252
QLogic Corp.(a)(b)	23,004	434,085
QUALCOMM Inc.	285,768	13,219,628
Red Hat Inc.(a)	27,378	845,980
SAIC Inc.(a)	43,740	828,436
Salesforce.com Inc.(a)	18,144	1,338,483
SanDisk Corp.(a)	37,584	1,089,560
Sun Microsystems Inc.(a)	138,024	1,293,285
Symantec Corp.(a)	142,074	2,541,704
Tellabs Inc.(a)	55,242	313,775
Teradata Corp.(a)	29,646	931,774
Teradyne Inc.(a)	29,808	319,840
Texas Instruments Inc.	213,030	5,551,562
Total System Services Inc.	30,618	528,773
VeriSign Inc.(a)	37,098	899,256
Visa Inc. Class A(b)	73,062	6,390,002
Western Digital Corp.(a)	37,260	1,645,029
Western Union Co.	129,762	2,446,014
Xerox Corp.	135,108	1,143,014
Xilinx Inc.	49,734	1,246,334
Yahoo! Inc.(a)	209,628	3,517,558

		335,201,682

TOTAL COMMON STOCKS
(Cost: $477,412,924)		453,144,734

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.61%

MONEY MARKET FUNDS—1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(d)(e)(f)	5,962,356	5,962,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	969,764	969,764
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(d)(e)	356,770	356,770

		7,288,890

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,288,890)		7,288,890

TOTAL INVESTMENTS IN SECURITIES—101.47%
(Cost: $484,701,814)	460,433,624
Other Assets, Less Liabilities—(1.47)%	(6,677,184)

NET ASSETS—100.00%	$453,756,440

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.01%

AUSTRALIA—3.27%
Telstra Corp. Ltd.	3,422,944	$10,558,997

		10,558,997
AUSTRIA—0.45%
Telekom Austria AG	101,362	1,447,020

		1,447,020
BELGIUM—0.51%
Belgacom SA	45,356	1,647,687

		1,647,687
CANADA—4.29%
BCE Inc.	234,230	6,479,391
Rogers Communications Inc. Class B	158,356	4,937,910
TELUS Corp.	74,480	2,423,344

		13,840,645
CHINA—4.29%
China Mobile Ltd.	1,475,000	13,857,758

		13,857,758
FRANCE—4.50%
France Telecom SA	581,622	14,545,024

		14,545,024
GERMANY—4.08%
Deutsche Telekom AG Registered	892,198	13,172,034

		13,172,034
GREECE—0.32%
Hellenic Telecommunications Organization SA SP ADR	137,963	1,037,482

		1,037,482
ITALY—1.41%
Telecom Italia SpA	2,921,208	4,560,029

		4,560,029
JAPAN—6.36%
Nippon Telegraph and Telephone Corp.	224,200	8,790,268
NTT DoCoMo Inc.	3,894	5,420,940
SoftBank Corp.	271,400	6,326,204

		20,537,412
MEXICO—4.36%
America Movil SAB de CV Series L	2,135,800	5,035,459
America Movil SAB de CV Series L SP ADR	164,402	7,723,606
Telefonos de Mexico SAB de CV Series L	177,000	148,591
Telefonos de Mexico SAB de CV Series L SP ADR	71,528	1,185,934

		14,093,590

NETHERLANDS—2.69%
Koninklijke KPN NV	511,530	8,689,585

		8,689,585
NEW ZEALAND—0.33%
Telecom Corp. of New Zealand Ltd.	581,643	1,056,663

		1,056,663
NORWAY—0.99%
Telenor ASA(a)	228,802	3,210,151

		3,210,151
PORTUGAL—0.99%
Portugal Telecom SGPS SA Registered	26,906	328,901
Portugal Telecom SGPS SA SP ADR	235,411	2,857,890

		3,186,791
SINGAPORE—1.62%
Singapore Telecommunications Ltd.(b)	2,360,550	5,229,040

		5,229,040
SOUTH KOREA—0.58%
SK Telecom Co. Ltd. SP ADR	114,293	1,858,404

		1,858,404
SPAIN—10.87%
Telefonica SA	1,253,868	35,116,229

		35,116,229
SWEDEN—1.90%
Tele2 AB Class B	90,152	1,391,402
TeliaSonera AB	654,900	4,755,755

		6,147,157
SWITZERLAND—0.94%
Swisscom AG Registered	4,012	1,535,330
Swisscom AG SP ADR	39,832	1,512,023

		3,047,353
TAIWAN—1.03%
Chunghwa Telecom Co. Ltd. SP ADR	178,810	3,320,502

		3,320,502
UNITED KINGDOM—13.69%
BT Group PLC	2,391,624	5,213,854
Cable & Wireless PLC	818,094	1,868,034
Vodafone Group PLC	15,995,844	37,118,987

		44,200,875
UNITED STATES—29.54%
American Tower Corp. Class A(a)	122,366	5,287,435
AT&T Inc.	1,790,414	50,185,304
CenturyTel Inc.	89,090	3,225,949
Frontier Communications Corp.	101,598	793,480
MetroPCS Communications Inc.(a)	81,302	620,334
Qwest Communications International Inc.	440,494	1,854,480
Sprint Nextel Corp.(a)	892,198	3,265,445
Verizon Communications Inc.	864,822	28,651,553
Windstream Corp.	136,290	1,497,827

		95,381,807

TOTAL COMMON STOCKS
(Cost: $386,949,823)		319,742,235

Security	Shares	Value

PREFERRED STOCKS—0.52%

BRAZIL—0.52%
Tele Norte Leste Participacoes SA SP ADR	79,060	1,693,465

		1,693,465

TOTAL PREFERRED STOCKS
(Cost: $1,461,851)		1,693,465

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	80,850	80,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	13,150	13,150
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	247,936	247,936

		341,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,936)		341,936

TOTAL INVESTMENTS IN SECURITIES—99.64%
(Cost: $388,753,610)		321,777,636
Other Assets, Less Liabilities—0.36%		1,170,405

NET ASSETS—100.00%		$322,948,041

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.71%

AUSTRALIA—4.79%
Gunns Ltd.	2,768,771	$2,340,688

		2,340,688
BRAZIL—3.65%
Fibria Celulose SA SP ADR(a)	78,187	1,785,791

		1,785,791
CANADA—21.89%
Canfor Corp.(a)	384,949	2,985,296
Sino-Forest Corp. Class A(a)	216,398	4,000,375
West Fraser Timber Co. Ltd.	118,203	3,720,798

		10,706,469
FINLAND—3.64%
Stora Enso OYJ Class R(a)	127,879	895,355
UPM-Kymmene OYJ	74,292	886,832

		1,782,187
JAPAN—5.71%
Nippon Paper Group Inc.	32,800	838,541
Oji Paper Co. Ltd.	246,000	1,027,918
Sumitomo Forestry Co. Ltd.(b)	123,000	924,862

		2,791,321
SOUTH AFRICA—3.42%
Sappi Ltd.(a)	347,024	1,672,973

		1,672,973
SWEDEN—4.13%
Holmen AB Class B	40,959	1,049,775
Svenska Cellulosa AB Class B	72,734	972,320

		2,022,095
UNITED STATES—52.48%
Deltic Timber Corp.	46,658	2,154,666
Greif Inc. Class A	17,671	953,881
International Paper Co.	47,601	1,274,755
MeadWestvaco Corp.	52,644	1,507,198
Packaging Corp. of America	61,869	1,423,606
Plum Creek Timber Co. Inc.(b)	113,160	4,272,922
Potlatch Corp.	131,282	4,185,270
Rayonier Inc.	72,520	3,057,443
Sonoco Products Co.	45,141	1,320,374
Temple-Inland Inc.	56,662	1,196,135
Weyerhaeuser Co.	100,286	4,326,338

		25,672,588

TOTAL COMMON STOCKS
(Cost: $40,086,544)		48,774,112

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.78%

MONEY MARKET FUNDS—3.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	1,487,422	1,487,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	241,926	241,926
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	121,097	121,097

		1,850,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,850,445)		1,850,445

TOTAL INVESTMENTS IN SECURITIES—103.49%
(Cost: $41,936,989)		50,624,557
Other Assets, Less Liabilities—(3.49)%		(1,705,156)

NET ASSETS—100.00%		$48,919,401

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—98.75%

AUSTRALIA—0.58%
AGL Energy Ltd.	115,290	$1,457,826

		1,457,826
BRAZIL—0.52%
Centrais Eletricas Brasileiras SA SP ADR	61,425	1,295,453

		1,295,453
CANADA—0.99%
Fortis Inc.	44,730	1,223,691
TransAlta Corp.	56,175	1,258,157

		2,481,848
CHILE—1.17%
Empresa Nacional de Electricidad SA SP ADR	28,377	1,426,512
Enersis SA SP ADR	66,608	1,522,659

		2,949,171
FINLAND—1.22%
Fortum OYJ	113,085	3,077,858

		3,077,858
FRANCE—10.53%
Electricite de France(a)	71,715	4,276,237
GDF Suez	376,530	16,360,757
Suez Environnement SA	69,825	1,615,425
Veolia Environnement	127,890	4,243,210

		26,495,629
GERMANY—12.34%
E.ON AG	493,500	20,696,277
RWE AG	106,365	10,371,184

		31,067,461
HONG KONG—2.32%
CLP Holdings Ltd.	472,500	3,196,088
Hong Kong and China Gas Co. Ltd. (The)	1,052,550	2,646,968

		5,843,056
ITALY—5.28%
Enel SpA	1,652,595	9,596,868
Snam Rete Gas SpA	460,530	2,292,787
Terna SpA	327,285	1,408,716

		13,298,371
JAPAN—8.77%
Chubu Electric Power Co. Inc.	167,600	3,996,692
Kansai Electric Power Co. Inc. (The)	189,000	4,263,387
Kyushu Electric Power Co. Inc.	105,000	2,158,763

Osaka Gas Co. Ltd.	525,000	1,770,772
Tokyo Electric Power Co. Inc. (The)	294,000	7,374,080
Tokyo Gas Co. Ltd.	630,000	2,510,661

		22,074,355
PORTUGAL—1.04%
Energias de Portugal SA	588,420	2,623,884

		2,623,884
SOUTH KOREA—0.77%
Korea Electric Power Corp. SP ADR(a)(b)	133,954	1,947,691

		1,947,691
SPAIN—6.39%
Acciona SA	7,140	933,239
Enagas SA	49,560	1,096,813
Gas Natural SDG SA	75,810	1,640,771
Iberdrola Renovables SA	219,345	1,044,821
Iberdrola SA	1,025,220	9,811,132
Red Electrica Corporacion SA	27,930	1,555,617

		16,082,393
UNITED KINGDOM—8.97%
Centrica PLC	1,327,305	6,025,093
Drax Group PLC	94,500	632,999
International Power PLC	393,540	1,964,356
National Grid PLC	636,825	6,982,679
Scottish & Southern Energy PLC	238,980	4,480,495
Severn Trent PLC	61,530	1,079,068
United Utilities Group PLC	177,555	1,421,294

		22,585,984
UNITED STATES—37.86%
AES Corp. (The)(b)	172,935	2,301,765
Allegheny Energy Inc.	43,890	1,030,537
Ameren Corp.	61,425	1,716,829
American Electric Power Co. Inc.	123,900	4,310,481
CenterPoint Energy Inc.	100,800	1,462,608
CMS Energy Corp.	59,535	932,318
Consolidated Edison Inc.	72,660	3,300,944
Constellation Energy Group Inc.	51,870	1,824,268
Dominion Resources Inc.	154,770	6,023,648
DTE Energy Co.	42,630	1,858,242
Duke Energy Corp.	338,310	5,822,315
Edison International	84,315	2,932,476
Entergy Corp.	48,930	4,004,431
EQT Corp.	33,810	1,484,935
Exelon Corp.	170,835	8,348,707
FirstEnergy Corp.	78,960	3,667,692
FPL Group Inc.	107,100	5,657,022
Integrys Energy Group Inc.	19,740	828,883
Nicor Inc.	11,655	490,676
NiSource Inc.	71,190	1,094,902
Northeast Utilities	45,360	1,169,834
Pepco Holdings Inc.	57,645	971,318
PG&E Corp.	96,075	4,289,749
Pinnacle West Capital Corp.	26,145	956,384
PPL Corp.	97,545	3,151,679
Progress Energy Inc.	72,555	2,975,481
Public Service Enterprise Group Inc.	131,145	4,360,571
Questar Corp.	45,045	1,872,521
SCANA Corp.	28,665	1,080,097
Sempra Energy	63,945	3,579,641

Southern Co.	207,375	6,909,735
TECO Energy Inc.	55,020	892,424
Wisconsin Energy Corp.	30,240	1,506,859
Xcel Energy Inc.	118,335	2,511,069

		95,321,041

TOTAL COMMON STOCKS
(Cost: $291,038,599)		248,602,021

Security	Shares	Value

PREFERRED STOCKS—0.87%

BRAZIL—0.87%
Companhia Energetica de Minas Gerais SP ADR	90,510	1,634,611
Companhia Paranaense de Energia SP ADR	26,250	563,062

		2,197,673

TOTAL PREFERRED STOCKS
(Cost: $1,932,599)		2,197,673

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	1,928,156	1,928,156
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	313,610	313,610
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	268,609	268,609

		2,510,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,510,375)		2,510,375

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $295,481,573)		253,310,069
Other Assets, Less Liabilities—(0.62)%		(1,548,485)

NET ASSETS—100.00%		$251,761,584

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES S&P INDIA NIFTY 50 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.93%

AGRICULTURE—4.30%
ITC Ltd.	213,675	$1,149,069

		1,149,069
AUTO MANUFACTURERS—4.27%
Mahindra & Mahindra Ltd.	17,262	400,056
Maruti Suzuki (India) Ltd.	10,899	364,589
Tata Motors Ltd.	22,239	377,449

		1,142,094
BANKS—16.25%
Axis Bank Ltd.	21,168	448,982
HDFC Bank Ltd.	29,484	1,076,154
ICICI Bank Ltd.	93,303	1,754,527
Punjab National Bank Ltd.	200	3,886
State Bank of India	21,840	1,062,556

		4,346,105
BUILDING MATERIALS—1.61%
ACC Ltd.	11,025	206,245
Ambuja Cements Ltd.	95,739	214,008
Grasim Industries Ltd.	200	10,614

		430,867
COMPUTERS—12.11%
Infosys Technologies Ltd.	39,459	2,200,736
Tata Consultancy Services Ltd.	41,916	674,296
Wipro Ltd.	24,948	363,755

		3,238,787
DIVERSIFIED FINANCIAL SERVICES—4.57%
Housing Development Finance Corp. Ltd.	21,294	1,221,731

		1,221,731
ELECTRIC—4.74%
NTPC Ltd.	71,337	360,452
Power Grid Corp. of India Ltd.	47,292	111,696
Reliance Infrastructure Ltd.	11,844	291,227
Reliance Power Ltd.(a)	30,051	99,939
Tata Power Co. Ltd.	13,671	404,949

		1,268,263
ELECTRICAL COMPONENTS & EQUIPMENT—4.06%
ABB Ltd.	8,358	137,474
Bharat Heavy Electricals Ltd.	13,020	670,940
Siemens (India) Ltd.	12,936	161,528
Suzlon Energy Ltd.(a)	60,186	116,597

		1,086,539

ENGINEERING & CONSTRUCTION—7.81%
Jaiprakash Associates Ltd.	94,815	298,549
Larsen & Toubro Ltd.	49,749	1,789,524

		2,088,073
GAS—1.29%
GAIL (India) Ltd.	38,808	343,915

		343,915
HOUSEHOLD PRODUCTS & WARES—1.83%
Hindustan Unilever Ltd.	86,184	489,339

		489,339
INSURANCE—0.66%
Reliance Capital Ltd.	9,660	177,645

		177,645
INVESTMENT COMPANIES—1.02%
Infrastructure Development Finance Co. Ltd.	82,362	272,494

		272,494
IRON & STEEL—5.30%
Jindal Steel & Power Ltd.	31,941	481,675
Steel Authority of India Ltd.	50,295	260,655
Tata Steel Ltd.	50,967	675,043

		1,417,373
LEISURE TIME—1.13%
Hero Honda Motors Ltd.	8,169	300,871

		300,871
MINING—3.64%
Hindalco Industries Ltd.	100,527	346,712
Sterlite Industries (India) Ltd.	33,831	626,422

		973,134
OIL & GAS—16.73%
Bharat Petroleum Corp. Ltd.	11,025	150,243
Cairn (India) Ltd.(a)	35,448	214,455
Oil & Natural Gas Corp. Ltd.	28,224	712,900
Reliance Industries Ltd.	145,278	3,397,114

		4,474,712
PHARMACEUTICALS—2.39%
Cipla Ltd.	41,454	297,811
Ranbaxy Laboratories Ltd.(a)	12,495	138,768
Sun Pharmaceuticals Industries Ltd.	6,300	203,815

		640,394
REAL ESTATE—1.61%
DLF Ltd.	30,408	235,505
Unitech Ltd.	110,523	195,037

		430,542
SOFTWARE—0.55%
HCL Technologies Ltd.	18,333	145,956

		145,956
TELECOMMUNICATIONS—4.06%
Bharti Airtel Ltd.	101,052	714,487
Idea Cellular Ltd.(a)	130,158	162,009
Reliance Communications Ltd.	56,448	208,605

		1,085,101

TOTAL COMMON STOCKS
(Cost: $26,279,638)		26,723,004

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(b)(c)	23,421	23,421

		23,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,421)		23,421

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $26,303,059)		26,746,425
Other Assets, Less Liabilities—(0.02)%		(5,285)

NET ASSETS—100.00%		$26,741,140

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2009

Security	Shares	Value
COMMON STOCKS—65.98%

BRAZIL—29.27%
Centrais Eletricas Brasileiras SA SP ADR	2,226,276	$46,952,161
Companhia Siderurgica Nacional SA SP ADR(a)	3,287,556	104,971,663
Empresa Brasileira de Aeronautica SA SP ADR	1,411,454	31,207,248
Fibria Celulose SA SP ADR(a)(b)	1,024,444	23,398,301
Itau Unibanco Holding SA SP ADR	16,995,220	388,170,825
Petroleo Brasileiro SA SP ADR	7,216,168	344,066,890

		938,767,088
CHILE—9.74%
Banco de Chile SP ADR(a)	514,292	27,720,339
Banco Santander Chile SA SP ADR	1,370,820	88,801,720
Empresa Nacional de Electricidad SA SP ADR	1,235,212	62,094,107
Enersis SA SP ADR	2,460,240	56,241,086
LAN Airlines SA SP ADR	2,395,384	39,931,051
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,002,052	37,647,094

		312,435,397
MEXICO—22.39%
Alfa SAB de CV Series A(a)	3,296,400	21,062,983
America Movil SAB de CV Series L	129,336,800	304,930,274
Cemex SAB de CV CPO(b)	68,634,866	81,907,196
Fomento Economico Mexicano SAB de CV BD Units	16,321,200	78,321,858
Grupo Carso SAB de CV Series A1	6,298,000	19,296,230
Grupo Modelo SAB de CV Series C(b)	3,725,200	20,826,811
Grupo Televisa SA CPO	12,810,400	53,212,310
Kimberly-Clark de Mexico SAB de CV Series A	2,680,000	12,021,141
Telefonos de Mexico SAB de CV Series L	31,624,000	26,548,328
Wal-Mart de Mexico SAB de CV Series V	22,217,200	99,893,503

		718,020,634
PERU—4.58%
Compania de Minas Buenaventura SA SP ADR	1,573,428	52,662,635
Credicorp Ltd.	604,340	46,546,267
Southern Copper Corp.	1,453,900	47,847,849

		147,056,751

TOTAL COMMON STOCKS
(Cost: $2,101,778,449)		2,116,279,870

Security	Shares	Value

PREFERRED STOCKS—33.64%

BRAZIL—33.64%
Banco Bradesco SA SP ADR	7,393,584	161,697,682

Companhia de Bebidas das Americas SP ADR	1,449,076	146,487,093
Companhia Energetica de Minas Gerais SP ADR	3,449,964	62,306,350
Companhia Paranaense de Energia SP ADR	1,149,988	24,667,243
Gerdau SA SP ADR(a)	6,093,248	103,768,013
Petroleo Brasileiro SA SP ADR	3,146,588	133,383,865
Tele Norte Leste Participacoes SA SP ADR	2,477,928	53,077,218
Vale SA SP ADR	15,855,684	393,538,077

		1,078,925,541

TOTAL PREFERRED STOCKS
(Cost: $1,020,289,955)		1,078,925,541

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	20,605,489	20,605,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	3,351,436	3,351,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	7,132,385	7,132,385

		31,089,310

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,089,310)		31,089,310

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $3,153,157,714)		3,226,294,721
Other Assets, Less Liabilities—(0.59)%		(19,072,480)

NET ASSETS—100.00%		$3,207,222,241

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—100.17%

ADVERTISING—0.23%
Harte-Hanks Inc.	274,395	$2,957,978
Lamar Advertising Co. Class A(a)(b)	384,745	11,961,722

		14,919,700
AEROSPACE & DEFENSE—0.58%
Alliant Techsystems Inc.(a)	237,621	20,974,806
BE Aerospace Inc.(a)	729,510	17,143,485

		38,118,291
AGRICULTURE—0.12%
Universal Corp.	177,900	8,114,019

		8,114,019
AIRLINES—0.34%
AirTran Holdings Inc.(a)	969,965	5,063,217
Alaska Air Group Inc.(a)	254,791	8,805,577
JetBlue Airways Corp.(a)	1,485,651	8,096,798

		21,965,592
APPAREL—1.06%
Guess? Inc.	418,898	17,719,385
Hanesbrands Inc.(a)	686,660	16,555,373
Phillips-Van Heusen Corp.	372,744	15,163,226
Timberland Co. Class A(a)	319,163	5,722,593
Warnaco Group Inc. (The)(a)	328,583	13,862,917

		69,023,494
AUTO MANUFACTURERS—0.37%
Oshkosh Corp.	645,590	23,906,198

		23,906,198
AUTO PARTS & EQUIPMENT—0.43%
BorgWarner Inc.	842,379	27,983,830

		27,983,830
BANKS—3.24%
Associated Banc-Corp	923,678	10,169,695
BancorpSouth Inc.	530,222	12,439,008
Bank of Hawaii Corp.	345,958	16,280,783
Cathay General Bancorp(b)	444,961	3,359,456
City National Corp.	312,265	14,239,284
Commerce Bancshares Inc.	526,350	20,380,272
Cullen/Frost Bankers Inc.	432,549	21,627,450
FirstMerit Corp.	619,829	12,483,356
Fulton Financial Corp.	1,273,012	11,100,665
International Bancshares Corp.(b)	373,802	7,076,072
PacWest Bancorp	215,512	4,342,567
SVB Financial Group(a)(b)	296,105	12,344,617
Synovus Financial Corp.	3,462,328	7,097,772
TCF Financial Corp.	809,353	11,023,388
Trustmark Corp.	404,190	9,110,443
Valley National Bancorp(b)	1,067,054	15,077,473
Webster Financial Corp.	463,631	5,503,300

Westamerica Bancorporation(b)	210,917	11,678,474
Wilmington Trust Corp.	501,762	6,191,743

		211,525,818
BEVERAGES—0.80%
Green Mountain Coffee Roasters Inc.(a)(b)	252,033	20,533,129
Hansen Natural Corp.(a)	514,329	19,750,234
PepsiAmericas Inc.	404,599	11,838,567

		52,121,930
BIOTECHNOLOGY—1.41%
Affymetrix Inc.(a)	513,042	2,996,165
Bio-Rad Laboratories Inc. Class A(a)	138,953	13,403,406
Charles River Laboratories International Inc.(a)	475,574	16,022,088
Vertex Pharmaceuticals Inc.(a)	1,390,417	59,579,367

		92,001,026
BUILDING MATERIALS—0.65%
Lennox International Inc.	351,527	13,723,614
Martin Marietta Materials Inc.(b)	322,100	28,798,961

		42,522,575
CHEMICALS—2.99%
Albemarle Corp.	661,587	24,061,919
Ashland Inc.	540,622	21,419,444
Cabot Corp.	471,664	12,371,747
Cytec Industries Inc.	351,035	12,784,695
Lubrizol Corp.	492,610	35,935,899
Minerals Technologies Inc.	135,435	7,377,144
Olin Corp.	567,361	9,940,165
RPM International Inc.	931,811	18,943,718
Sensient Technologies Corp.	353,598	9,299,627
Terra Industries Inc.	720,374	23,188,839
Valspar Corp. (The)	727,626	19,747,770

		195,070,967
COAL—0.53%
Arch Coal Inc.	1,172,206	26,081,583
Patriot Coal Corp.(a)(b)	540,307	8,353,146

		34,434,729
COMMERCIAL SERVICES—5.52%
Aaron’s Inc.	392,128	10,873,709
Alliance Data Systems Corp.(a)(b)	377,159	24,360,700
Brink’s Home Security Holdings Inc.(a)	330,819	10,797,932
Career Education Corp.(a)(b)	506,132	11,797,937
Convergys Corp.(a)	888,435	9,550,676
Corinthian Colleges Inc.(a)(b)	633,111	8,717,938
Corporate Executive Board Co. (The)	246,104	5,616,093
Corrections Corp. of America(a)	833,451	20,461,222
Deluxe Corp.	369,061	5,458,412
FTI Consulting Inc.(a)	373,911	17,633,643
Gartner Inc.(a)	433,858	7,826,798
Hewitt Associates Inc. Class A(a)	600,518	25,377,891
ITT Educational Services Inc.(a)(b)	223,951	21,490,338
Korn/Ferry International(a)	329,165	5,431,222
Lender Processing Services Inc.	691,416	28,112,975
Manpower Inc.	566,147	30,900,303
MPS Group Inc.(a)	673,274	9,250,785
Navigant Consulting Inc.(a)	360,420	5,355,841
Pharmaceutical Product Development Inc.	852,700	19,987,288
Rent-A-Center Inc.(a)	477,774	8,466,155
Rollins Inc.	314,120	6,056,234
Service Corp. International	1,828,843	14,978,224
Sotheby’s(b)	483,161	10,861,459
Strayer Education Inc.(b)	101,094	21,481,464
United Rentals Inc.(a)	435,482	4,272,078

Watson Wyatt Worldwide Inc. Class A	307,842	14,628,652

		359,745,969
COMPUTERS—2.30%
Cadence Design Systems Inc.(a)	1,940,937	11,626,213
Diebold Inc.	478,667	13,618,076
DST Systems Inc.(a)	283,616	12,351,477
FactSet Research Systems Inc.	303,816	20,012,360
Jack Henry & Associates Inc.	611,319	14,133,695
Mentor Graphics Corp.(a)	710,429	6,273,088
MICROS Systems Inc.(a)	574,989	17,841,909
NCR Corp.(a)	1,149,411	12,792,944
Palm Inc.(a)(b)	1,193,824	11,985,993
SRA International Inc. Class A(a)	310,545	5,931,409
Synopsys Inc.(a)	1,051,718	23,432,277

		149,999,441
COSMETICS & PERSONAL CARE—0.28%
Alberto-Culver Co.	616,197	18,048,410

		18,048,410
DISTRIBUTION & WHOLESALE—1.08%
Ingram Micro Inc. Class A(a)	1,180,738	20,603,878
LKQ Corp.(a)	1,020,417	19,989,969
Owens & Minor Inc.	302,265	12,976,236
Tech Data Corp.(a)	367,202	17,133,645

		70,703,728
DIVERSIFIED FINANCIAL SERVICES—1.77%
Affiliated Managers Group Inc.(a)	303,479	20,439,311
AmeriCredit Corp.(a)(b)	693,489	13,204,031
Eaton Vance Corp.	847,625	25,776,276
Jefferies Group Inc.(a)(b)	861,728	20,448,805
Raymond James Financial Inc.(b)	712,629	16,939,191
Waddell & Reed Financial Inc. Class A	615,834	18,807,570

		115,615,184
ELECTRIC—3.83%
Alliant Energy Corp.	798,364	24,158,495
Black Hills Corp.	272,892	7,267,114
Cleco Corp.	436,725	11,935,694
DPL Inc.	864,264	23,853,686
Dynegy Inc. Class A(a)	3,636,025	6,581,205
Great Plains Energy Inc.	976,562	18,935,537
Hawaiian Electric Industries Inc.	664,544	13,888,970
IDACORP Inc.	344,154	10,995,720
MDU Resources Group Inc.	1,354,811	31,973,540
NSTAR	770,744	28,363,379
NV Energy Inc.	1,693,576	20,966,471
OGE Energy Corp.	698,465	25,766,374
PNM Resources Inc.	624,666	7,902,025
Westar Energy Inc.	786,822	17,089,774

		249,677,984
ELECTRICAL COMPONENTS & EQUIPMENT—1.24%
AMETEK Inc.	778,180	29,757,603
Energizer Holdings Inc.(a)	503,431	30,850,252
Hubbell Inc. Class B	426,324	20,165,125

		80,772,980
ELECTRONICS—3.09%
Arrow Electronics Inc.(a)	864,325	25,592,663
Avnet Inc.(a)	1,091,614	32,923,078
Gentex Corp.	994,699	17,755,377
Itron Inc.(a)	289,553	19,565,096
Mettler-Toledo International Inc.(a)	243,555	25,570,839

National Instruments Corp.	409,723	12,066,342
Thomas & Betts Corp.(a)	378,051	13,530,445
Trimble Navigation Ltd.(a)	868,632	21,889,526
Varian Inc.(a)	208,781	10,760,573
Vishay Intertechnology Inc.(a)	1,347,903	11,254,990
Woodward Governor Co.	409,827	10,561,242

		201,470,171
ENGINEERING & CONSTRUCTION—1.48%
AECOM Technology Corp.(a)	812,637	22,347,517
Granite Construction Inc.	242,403	8,159,285
KBR Inc.	1,157,188	21,986,572
Shaw Group Inc. (The)(a)	603,874	17,361,378
URS Corp.(a)	605,583	26,960,555

		96,815,307
ENTERTAINMENT—0.53%
DreamWorks Animation SKG Inc. Class A(a)	544,718	21,761,484
International Speedway Corp. Class A	221,283	6,295,501
Scientific Games Corp. Class A(a)	468,036	6,809,924

		34,866,909
ENVIRONMENTAL CONTROL—0.53%
Clean Harbors Inc.(a)	164,814	9,824,563
Mine Safety Appliances Co.	217,759	5,777,146
Waste Connections Inc.(a)	567,923	18,934,553

		34,536,262
FOOD—1.25%
Corn Products International Inc.	540,209	15,790,309
Flowers Foods Inc.	558,028	13,258,745
Ralcorp Holdings Inc.(a)	409,206	24,433,690
Ruddick Corp.	294,051	7,565,932
Smithfield Foods Inc.(a)(b)	1,016,346	15,438,296
Tootsie Roll Industries Inc.(b)	188,881	5,171,562

		81,658,534
FOREST PRODUCTS & PAPER—0.86%
Louisiana-Pacific Corp.(a)	897,713	6,266,037
Potlatch Corp.	287,388	9,161,929
Rayonier Inc.	573,434	24,175,977
Temple-Inland Inc.	771,442	16,285,141

		55,889,084
GAS—1.99%
AGL Resources Inc.	558,543	20,370,063
Atmos Energy Corp.	668,242	19,646,315
Energen Corp.	517,788	24,232,478
Southern Union Co.	895,340	20,324,218
UGI Corp.	761,259	18,414,855
Vectren Corp.	585,742	14,456,113
WGL Holdings Inc.	362,052	12,143,224

		129,587,266
HAND & MACHINE TOOLS—0.70%
Kennametal Inc.	587,461	15,226,989
Lincoln Electric Holdings Inc.	306,915	16,407,676
Regal Beloit Corp.	265,864	13,808,976

		45,443,641
HEALTH CARE - PRODUCTS—4.39%
Beckman Coulter Inc.	500,291	32,739,043
Edwards Lifesciences Corp.(a)(b)	408,204	35,452,517
Gen-Probe Inc.(a)	354,289	15,198,998
Henry Schein Inc.(a)	652,937	34,344,486
Hill-Rom Holdings Inc.	452,674	10,859,649
Hologic Inc.(a)	1,861,518	26,992,011

IDEXX Laboratories Inc.(a)(b)	422,819	22,595,447
Immucor Inc.(a)	506,654	10,254,677
Kinetic Concepts Inc.(a)(b)	447,181	16,836,365
Masimo Corp.(a)	375,075	11,409,782
ResMed Inc.(a)	540,909	28,273,313
Steris Corp.	424,067	11,861,154
TECHNE Corp.	268,793	18,428,448
Thoratec Corp.(a)	410,740	11,057,121

		286,303,011
HEALTH CARE - SERVICES—2.41%
Community Health Systems Inc.(a)	670,643	23,874,891
Covance Inc.(a)(b)	462,049	25,214,014
Health Management Associates Inc. Class A(a)	1,793,243	13,036,877
Health Net Inc.(a)	750,044	17,468,525
Kindred Healthcare Inc.(a)	281,587	5,198,096
LifePoint Hospitals Inc.(a)	395,427	12,855,332
Lincare Holdings Inc.(a)	491,603	18,248,303
Psychiatric Solutions Inc.(a)	406,531	8,594,065
Universal Health Services Inc. Class B	710,089	21,657,715
WellCare Health Plans Inc.(a)	305,602	11,233,930

		157,381,748
HOME BUILDERS—1.21%
KB Home	533,206	7,294,258
M.D.C. Holdings Inc.	271,614	8,430,899
NVR Inc.(a)	42,850	30,453,924
Ryland Group Inc.	315,846	6,222,166
Thor Industries Inc.	255,723	8,029,702
Toll Brothers Inc.(a)	989,511	18,612,702

		79,043,651
HOUSEHOLD PRODUCTS & WARES—1.27%
American Greetings Corp. Class A	285,333	6,217,406
Church & Dwight Co. Inc.	507,618	30,685,508
Fossil Inc.(a)	346,984	11,644,783
Scotts Miracle-Gro Co. (The) Class A	325,434	12,792,811
Tupperware Brands Corp.	458,665	21,360,029

		82,700,537
INSURANCE—4.31%
American Financial Group Inc.	570,482	14,233,526
Arthur J. Gallagher & Co.	734,651	16,536,994
Brown & Brown Inc.	850,818	15,289,199
Everest Re Group Ltd.	435,718	37,332,318
Fidelity National Financial Inc. Class A	1,662,634	22,379,054
First American Corp.	725,481	24,020,676
Hanover Insurance Group Inc. (The)	361,070	16,042,340
HCC Insurance Holdings Inc.	811,835	22,707,025
Horace Mann Educators Corp.	281,981	3,524,763
Mercury General Corp.	257,191	10,097,319
Old Republic International Corp.	1,736,699	17,436,458
Protective Life Corp.	617,648	10,222,074
Reinsurance Group of America Inc.	525,343	25,032,594
StanCorp Financial Group Inc.	354,750	14,197,095
Unitrin Inc.	360,059	7,939,301
W.R. Berkley Corp.	974,393	24,009,044

		280,999,780
INTERNET—1.67%
AOL Inc.(a)	777,818	18,107,603
Digital River Inc.(a)	278,525	7,517,390
Equinix Inc.(a)(b)	281,306	29,860,632
F5 Networks Inc.(a)	572,037	30,306,520
Netflix Inc.(a)(b)	311,524	17,177,433
ValueClick Inc.(a)	617,502	6,249,120

		109,218,698

INVESTMENT COMPANIES—0.18%
Apollo Investment Corp.	1,258,026	11,988,988

		11,988,988
IRON & STEEL—0.86%
Carpenter Technology Corp.	318,292	8,577,969
Reliance Steel & Aluminum Co.	461,768	19,957,613
Steel Dynamics Inc.	1,556,003	27,572,373

		56,107,955
LEISURE TIME—0.35%
Life Time Fitness Inc.(a)(b)	298,332	7,437,417
WMS Industries Inc.(a)	381,374	15,254,960

		22,692,377
LODGING—0.05%
Boyd Gaming Corp.(a)(b)	397,044	3,323,258

		3,323,258
MACHINERY—2.72%
AGCO Corp.(a)	667,168	21,576,213
Bucyrus International Inc.	542,176	30,562,461
Graco Inc.	432,993	12,370,610
IDEX Corp.	583,290	18,169,484
Joy Global Inc.	738,356	38,091,786
Nordson Corp.	242,479	14,834,865
Terex Corp.(a)	780,152	15,454,811
Wabtec Corp.	343,347	14,022,291
Zebra Technologies Corp. Class A(a)	424,658	12,043,301

		177,125,822
MANUFACTURING—2.73%
AptarGroup Inc.	487,717	17,431,006
Brink’s Co. (The)	344,905	8,394,988
Carlisle Companies Inc.	442,178	15,149,018
Crane Co.	337,964	10,348,458
Donaldson Co. Inc.	557,667	23,723,154
Federal Signal Corp.	350,964	2,112,803
Harsco Corp.	579,597	18,680,411
Lancaster Colony Corp.	140,110	6,963,467
Matthews International Corp. Class A	218,595	7,744,821
Pentair Inc.	709,659	22,921,986
SPX Corp.	355,712	19,457,446
Teleflex Inc.	286,711	15,450,856
Trinity Industries Inc.	572,713	9,988,115

		178,366,529
MEDIA—0.28%
John Wiley & Sons Inc. Class A	308,869	12,935,434
Scholastic Corp.	184,363	5,499,548

		18,434,982
METAL FABRICATE & HARDWARE—0.67%
Commercial Metals Co.	813,175	12,726,189
Timken Co. (The)	573,258	13,591,947
Valmont Industries Inc.	144,222	11,314,216
Worthington Industries Inc.	439,187	5,740,174

		43,372,526
OFFICE FURNISHINGS—0.24%
Herman Miller Inc.	402,844	6,437,447
HNI Corp.	325,463	8,992,543

		15,429,990

OIL & GAS—4.76%
Atwood Oceanics Inc.(a)	408,156	14,632,393
Bill Barrett Corp.(a)	279,375	8,691,356
Cimarex Energy Co.	602,630	31,921,311
Comstock Resources Inc.(a)	336,539	13,653,387
Encore Acquisition Co.(a)	400,817	19,247,232
Forest Oil Corp.(a)	810,223	18,027,462
Frontier Oil Corp.	756,424	9,107,345
Helmerich & Payne Inc.(b)	761,688	30,376,117
Mariner Energy Inc.(a)	735,551	8,539,747
Newfield Exploration Co.(a)	958,763	46,241,139
Patterson-UTI Energy Inc.	1,108,495	17,015,398
Plains Exploration & Production Co.(a)	1,005,212	27,804,164
Pride International Inc.(a)	1,259,302	40,184,327
Quicksilver Resources Inc.(a)(b)	854,724	12,829,407
Unit Corp.(a)	291,641	12,394,743

		310,665,528
OIL & GAS SERVICES—1.11%
Exterran Holdings Inc.(a)	451,710	9,689,180
Helix Energy Solutions Group Inc.(a)	661,585	7,773,624
Oceaneering International Inc.(a)	396,053	23,177,022
Superior Energy Services Inc.(a)	564,708	13,716,757
Tidewater Inc.	373,153	17,892,686

		72,249,269
PACKAGING & CONTAINERS—0.96%
Greif Inc. Class A	247,472	13,358,539
Packaging Corp. of America	743,190	17,100,802
Silgan Holdings Inc.	192,982	11,169,798
Sonoco Products Co.	721,730	21,110,603

		62,739,742
PHARMACEUTICALS—2.36%
Endo Pharmaceuticals Holdings Inc.(a)	846,207	17,355,706
Medicis Pharmaceutical Corp. Class A	429,575	11,620,004
NBTY Inc.(a)	446,511	19,441,089
Omnicare Inc.	861,182	20,823,381
OSI Pharmaceuticals Inc.(a)	419,079	13,004,021
Perrigo Co.(b)	580,556	23,129,351
United Therapeutics Corp.(a)	341,914	18,001,772
Valeant Pharmaceuticals International(a)(b)	487,220	15,488,724
VCA Antech Inc.(a)	616,912	15,373,447

		154,237,495
PIPELINES—0.97%
National Fuel Gas Co.	581,339	29,066,950
ONEOK Inc.	761,230	33,928,021

		62,994,971
REAL ESTATE—0.28%
Jones Lang LaSalle Inc.	301,895	18,234,458

		18,234,458
REAL ESTATE INVESTMENT TRUSTS—6.77%
Alexandria Real Estate Equities Inc.	318,777	20,494,173
AMB Property Corp.	1,055,771	26,974,949
BRE Properties Inc. Class A	392,327	12,978,177
Camden Property Trust	463,115	19,622,183
Corporate Office Properties Trust	420,389	15,398,849
Cousins Properties Inc.	719,311	5,488,343
Duke Realty Corp.	1,616,493	19,672,720
Equity One Inc.	237,892	3,846,714
Essex Property Trust Inc.	210,132	17,577,542
Federal Realty Investment Trust	441,533	29,900,615
Highwoods Properties Inc.	512,955	17,107,049
Hospitality Properties Trust	890,358	21,110,388
Liberty Property Trust	812,619	26,011,934
Macerich Co. (The)	696,064	25,023,501

Mack-Cali Realty Corp.	561,328	19,405,109
Nationwide Health Properties Inc.	809,863	28,490,980
Omega Healthcare Investors Inc.	607,539	11,816,634
Realty Income Corp.(b)	752,572	19,499,141
Regency Centers Corp.	579,594	20,320,566
Senior Housing Properties Trust	919,212	20,103,166
SL Green Realty Corp.(b)	557,253	27,996,391
UDR Inc.	1,102,835	18,130,607
Weingarten Realty Investors	752,199	14,886,018

		441,855,749
RETAIL—6.83%
Advance Auto Parts Inc.	682,875	27,642,780
Aeropostale Inc.(a)	476,767	16,233,916
American Eagle Outfitters Inc.	1,499,340	25,458,793
AnnTaylor Stores Corp.(a)	424,629	5,791,940
Barnes & Noble Inc.(b)	285,651	5,447,365
BJ’s Wholesale Club Inc.(a)	402,001	13,149,453
Bob Evans Farms Inc.	223,512	6,470,672
Brinker International Inc.	740,098	11,042,262
CarMax Inc.(a)	1,600,709	38,817,193
Cheesecake Factory Inc. (The)(a)	435,219	9,396,378
Chico’s FAS Inc.(a)	1,284,411	18,045,975
Chipotle Mexican Grill Inc.(a)(b)	228,717	20,163,691
Coldwater Creek Inc.(a)	417,029	1,859,949
Collective Brands Inc.(a)	463,110	10,545,015
Copart Inc.(a)	485,425	17,781,118
Dick’s Sporting Goods Inc.(a)	645,076	16,043,040
Dollar Tree Inc.(a)	636,908	30,762,656
Foot Locker Inc.	1,129,379	12,581,282
J. Crew Group Inc.(a)	403,786	18,065,386
MSC Industrial Direct Co. Inc. Class A	317,367	14,916,249
99 Cents Only Stores(a)	327,758	4,283,797
Panera Bread Co. Class A(a)	227,469	15,233,599
PetSmart Inc.	891,708	23,799,687
Regis Corp.	411,617	6,408,877
Saks Inc.(a)(b)	1,150,068	7,544,446
Under Armour Inc. Class A(a)(b)	271,190	7,395,351
Urban Outfitters Inc.(a)	935,188	32,722,228
Wendy’s/Arby’s Group Inc. Class A	2,607,701	12,230,118
Williams-Sonoma Inc.	763,029	15,855,743

		445,688,959
SAVINGS & LOANS—1.45%
Astoria Financial Corp.	587,534	7,303,048
First Niagara Financial Group Inc.	1,358,148	18,891,839
New York Community Bancorp Inc.(b)	3,000,677	43,539,823
NewAlliance Bancshares Inc.	766,355	9,203,924
Washington Federal Inc.	810,230	15,669,848

		94,608,482
SEMICONDUCTORS—2.79%
Atmel Corp.(a)	3,274,567	15,095,754
Cree Inc.(a)(b)	747,820	42,154,613
Fairchild Semiconductor International Inc.(a)	895,622	8,947,264
Integrated Device Technology Inc.(a)	1,196,648	7,742,313
International Rectifier Corp.(a)	514,776	11,386,845
Intersil Corp. Class A	885,745	13,587,328
Lam Research Corp.(a)	918,240	36,004,190
Rovi Corp.(a)	743,617	23,699,074
Semtech Corp.(a)	444,401	7,559,261
Silicon Laboratories Inc.(a)(b)	329,603	15,933,009

		182,109,651
SOFTWARE—4.23%
ACI Worldwide Inc.(a)	245,218	4,205,489
Acxiom Corp.(a)	569,809	7,646,837

Advent Software Inc.(a)	112,913	4,598,946
ANSYS Inc.(a)	640,075	27,817,660
Broadridge Financial Solutions Inc.	987,657	22,281,542
Cerner Corp.(a)(b)	488,915	40,306,153
Fair Isaac Corp.	347,261	7,400,132
Global Payments Inc.	584,786	31,496,574
Informatica Corp.(a)	645,524	16,693,251
ManTech International Corp. Class A(a)	160,404	7,744,305
MSCI Inc. Class A(a)	746,698	23,744,996
Parametric Technology Corp.(a)	850,942	13,904,392
Quest Software Inc.(a)	449,385	8,268,684
SEI Investments Co.	934,713	16,376,172
Solera Holdings Inc.	502,485	18,094,485
Sybase Inc.(a)(b)	588,353	25,534,520

		276,114,138
TELECOMMUNICATIONS—2.47%
ADC Telecommunications Inc.(a)	695,719	4,320,415
ADTRAN Inc.	404,183	9,114,327
Ciena Corp.(a)	659,735	7,151,527
Cincinnati Bell Inc.(a)	1,463,262	5,048,254
CommScope Inc.(a)	676,838	17,956,512
NeuStar Inc. Class A(a)	536,968	12,371,743
Plantronics Inc.	355,022	9,223,472
Polycom Inc.(a)	609,121	15,209,751
RF Micro Devices Inc.(a)	1,937,694	9,242,800
Syniverse Holdings Inc.(a)	501,673	8,769,244
Telephone and Data Systems Inc.	675,596	22,916,216
3Com Corp.(a)	2,830,039	21,225,293
tw telecom inc.(a)	1,066,627	18,281,987

		160,831,541
TEXTILES—0.30%
Mohawk Industries Inc.(a)(b)	405,153	19,285,283

		19,285,283
TOYS, GAMES & HOBBIES—0.29%
Marvel Entertainment Inc.(a)	350,465	18,953,147

		18,953,147
TRANSPORTATION—1.65%
Alexander & Baldwin Inc.	296,468	10,148,100
Con-way Inc.	355,355	12,405,443
J.B. Hunt Transport Services Inc.	633,054	20,428,653
Kansas City Southern Industries Inc.(a)	692,793	23,063,079
Kirby Corp.(a)(b)	388,454	13,529,853
Landstar System Inc.	366,947	14,226,535
Overseas Shipholding Group Inc.	168,467	7,404,125
Werner Enterprises Inc.	315,545	6,244,636

		107,450,424
TRUCKING & LEASING—0.15%
GATX Corp.	333,075	9,575,906

		9,575,906
WATER—0.26%
Aqua America Inc.(b)	983,409	17,219,492

		17,219,492

TOTAL COMMON STOCKS
(Cost: $6,615,103,566)		6,533,843,126

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.12%

MONEY MARKET FUNDS—7.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	394,713,136	394,713,136
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	64,199,196	64,199,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	5,670,623	5,670,623

		464,582,955

TOTAL SHORT-TERM INVESTMENTS
(Cost: $464,582,955)		464,582,955

TOTAL INVESTMENTS IN SECURITIES—107.29%
(Cost: $7,079,686,521)		6,998,426,081

SHORT POSITIONS(f)—(0.13)%
COMMON STOCKS—(0.13)%
Walt Disney Co. (The)	(261,166)	(8,422,604)

		(8,422,604)

TOTAL SHORT POSITIONS
(Proceeds: $8,421,734)		(8,422,604)
Other Assets, Less Liabilities—(7.16)%		(467,136,039)

NET ASSETS—100.00%		$6,522,867,438

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—100.47%

ADVERTISING—0.37%
Lamar Advertising Co. Class A(a)	235,088	$7,308,886

		7,308,886
AEROSPACE & DEFENSE—0.89%
Alliant Techsystems Inc.(a)	81,363	7,181,912
BE Aerospace Inc.(a)	445,493	10,469,086

		17,650,998
APPAREL—1.49%
Guess? Inc.	255,813	10,820,890
Hanesbrands Inc.(a)	167,391	4,035,797
Phillips-Van Heusen Corp.	155,019	6,306,173
Warnaco Group Inc. (The)(a)	200,583	8,462,597

		29,625,457
AUTO MANUFACTURERS—0.73%
Oshkosh Corp.	394,285	14,600,374

		14,600,374
BANKS—0.78%
Bank of Hawaii Corp.	86,444	4,068,055
Commerce Bancshares Inc.	121,891	4,719,620
PacWest Bancorp	48,893	985,194
SVB Financial Group(a)	77,569	3,233,852
Westamerica Bancorporation	46,258	2,561,305

		15,568,026
BEVERAGES—1.60%
Green Mountain Coffee Roasters Inc.(a)	153,918	12,539,699
Hansen Natural Corp.(a)	314,104	12,061,594
PepsiAmericas Inc.	246,898	7,224,235

		31,825,528
BIOTECHNOLOGY—1.40%
Affymetrix Inc.(a)	123,278	719,944
Bio-Rad Laboratories Inc. Class A(a)	52,695	5,082,960
Charles River Laboratories International Inc.(a)	128,035	4,313,499
Vertex Pharmaceuticals Inc.(a)	416,137	17,831,470

		27,947,873
BUILDING MATERIALS—0.52%
Lennox International Inc.	83,921	3,276,276
Martin Marietta Materials Inc.(b)	78,781	7,043,809

		10,320,085
CHEMICALS—2.57%
Albemarle Corp.	254,535	9,257,438
Lubrizol Corp.	300,882	21,949,342
RPM International Inc.	285,009	5,794,233
Terra Industries Inc.	439,959	14,162,280

		51,163,293

COMMERCIAL SERVICES—6.66%
Alliance Data Systems Corp.(a)(b)	230,347	14,878,113
Brink’s Home Security Holdings Inc.(a)	105,233	3,434,805
Career Education Corp.(a)(b)	107,753	2,511,722
Corinthian Colleges Inc.(a)(b)	154,085	2,121,750
Corporate Executive Board Co. (The)	150,168	3,426,834
Corrections Corp. of America(a)	280,391	6,883,599
FTI Consulting Inc.(a)	228,342	10,768,609
Gartner Inc.(a)	265,636	4,792,073
Hewitt Associates Inc. Class A(a)	366,766	15,499,531
ITT Educational Services Inc.(a)	136,770	13,124,449
Lender Processing Services Inc.	422,292	17,170,393
MPS Group Inc.(a)	411,351	5,651,963
Pharmaceutical Product Development Inc.	213,059	4,994,103
Rollins Inc.	95,779	1,846,619
Service Corp. International	637,562	5,221,633
Sotheby’s	295,254	6,637,310
Strayer Education Inc.(b)	61,740	13,119,133
United Rentals Inc.(a)	76,363	749,121

		132,831,760
COMPUTERS—2.34%
Cadence Design Systems Inc.(a)	569,966	3,414,096
DST Systems Inc.(a)	77,747	3,385,882
FactSet Research Systems Inc.	185,543	12,221,717
Jack Henry & Associates Inc.	216,023	4,994,452
MICROS Systems Inc.(a)	351,140	10,895,874
Palm Inc.(a)(b)	377,548	3,790,582
Synopsys Inc.(a)	353,597	7,878,141

		46,580,744
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	116,432	3,410,293

		3,410,293
DISTRIBUTION & WHOLESALE—0.61%
LKQ Corp.(a)	623,175	12,207,998

		12,207,998
DIVERSIFIED FINANCIAL SERVICES—2.66%
Affiliated Managers Group Inc.(a)	185,337	12,482,447
AmeriCredit Corp.(a)(b)	423,298	8,059,594
Eaton Vance Corp.	517,687	15,742,862
Jefferies Group Inc.(a)(b)	225,811	5,358,495
Waddell & Reed Financial Inc. Class A	376,086	11,485,666

		53,129,064
ELECTRIC—0.45%
DPL Inc.	321,950	8,885,820

		8,885,820
ELECTRICAL COMPONENTS & EQUIPMENT—1.73%
AMETEK Inc.	475,289	18,175,051
Energizer Holdings Inc.(a)	132,311	8,108,018
Hubbell Inc. Class B	174,428	8,250,444

		34,533,513
ELECTRONICS—3.58%
Gentex Corp.	607,444	10,842,875

Itron Inc.(a)	176,832	11,948,538
Mettler-Toledo International Inc.(a)	148,751	15,617,368
National Instruments Corp.	250,037	7,363,590
Thomas & Betts Corp.(a)	230,955	8,265,879
Trimble Navigation Ltd.(a)	313,260	7,894,152
Varian Inc.(a)	54,673	2,817,846
Vishay Intertechnology Inc.(a)	280,582	2,342,860
Woodward Governor Co.	170,375	4,390,564

		71,483,672
ENTERTAINMENT—0.75%
DreamWorks Animation SKG Inc. Class A(a)	332,671	13,290,206
Scientific Games Corp. Class A(a)	108,489	1,578,515

		14,868,721
ENVIRONMENTAL CONTROL—0.33%
Waste Connections Inc.(a)	194,548	6,486,230

		6,486,230
FOOD—0.22%
Flowers Foods Inc.	139,398	3,312,096
Tootsie Roll Industries Inc.	42,548	1,164,964

		4,477,060
FOREST PRODUCTS & PAPER—0.69%
Potlatch Corp.	64,724	2,063,401
Rayonier Inc.	140,320	5,915,891
Temple-Inland Inc.	273,712	5,778,060

		13,757,352
GAS—1.17%
Energen Corp.	205,536	9,619,085
National Fuel Gas Co.	142,001	7,100,050
Southern Union Co.	295,704	6,712,481

		23,431,616
HAND & MACHINE TOOLS—0.53%
Lincoln Electric Holdings Inc.	102,863	5,499,056
Regal Beloit Corp.	95,938	4,983,020

		10,482,076
HEALTH CARE - PRODUCTS—6.36%
Beckman Coulter Inc.	180,271	11,796,934
Edwards Lifesciences Corp.(a)	249,327	21,654,050
Gen-Probe Inc.(a)	123,045	5,278,631
Henry Schein Inc.(a)	207,357	10,906,978
Hill-Rom Holdings Inc.	83,178	1,995,440
Hologic Inc.(a)	478,143	6,933,074
IDEXX Laboratories Inc.(a)(b)	258,226	13,799,597
Immucor Inc.(a)	166,592	3,371,822
Kinetic Concepts Inc.(a)(b)	273,082	10,281,537
Masimo Corp.(a)	229,181	6,971,686
ResMed Inc.(a)	330,366	17,268,231
Steris Corp.	127,096	3,554,875
TECHNE Corp.	92,082	6,313,142
Thoratec Corp.(a)	251,038	6,757,943

		126,883,940
HEALTH CARE - SERVICES—3.20%
Community Health Systems Inc.(a)	409,591	14,581,440
Covance Inc.(a)(b)	282,194	15,399,327
Health Management Associates Inc. Class A(a)	723,770	5,261,808
Lincare Holdings Inc.(a)	300,217	11,144,055

Psychiatric Solutions Inc.(a)	154,117	3,258,033
Universal Health Services Inc. Class B	238,484	7,273,762
WellCare Health Plans Inc.(a)	186,769	6,865,628

		63,784,053
HOME BUILDERS—0.06%
KB Home	85,434	1,168,737

		1,168,737
HOUSEHOLD PRODUCTS & WARES—1.68%
American Greetings Corp. Class A	69,950	1,524,211
Church & Dwight Co. Inc.	139,497	8,432,594
Fossil Inc.(a)	212,027	7,115,626
Scotts Miracle-Gro Co. (The) Class A	87,212	3,428,304
Tupperware Brands Corp.	280,116	13,045,002

		33,545,737
INSURANCE—0.35%
Arthur J. Gallagher & Co.	157,416	3,543,434
Brown & Brown Inc.	186,673	3,354,514

		6,897,948
INTERNET—3.01%
AOL Inc.(a)	252,219	5,871,658
Digital River Inc.(a)	117,290	3,165,657
Equinix Inc.(a)(b)	171,813	18,237,950
F5 Networks Inc.(a)	349,381	18,510,205
Netflix Inc.(a)(b)	190,243	10,489,999
ValueClick Inc.(a)	376,798	3,813,196

		60,088,665
INVESTMENT COMPANIES—0.12%
Apollo Investment Corp.	254,264	2,423,136

		2,423,136
IRON & STEEL—1.46%
Reliance Steel & Aluminum Co.	282,004	12,188,213
Steel Dynamics Inc.	950,340	16,840,025

		29,028,238
LEISURE TIME—0.70%
Life Time Fitness Inc.(a)(b)	182,818	4,557,653
WMS Industries Inc.(a)	232,850	9,314,000

		13,871,653
MACHINERY—3.52%
Bucyrus International Inc.	331,146	18,666,700
Graco Inc.	150,343	4,295,300
IDEX Corp.	192,682	6,002,044
Joy Global Inc.	450,985	23,266,316
Nordson Corp.	148,059	9,058,250
Wabtec Corp.	110,873	4,528,053
Zebra Technologies Corp. Class A(a)	153,225	4,345,461

		70,162,124
MANUFACTURING—1.60%
AptarGroup Inc.	173,045	6,184,628
Carlisle Companies Inc.	143,370	4,911,856
Crane Co.	134,319	4,112,848
Donaldson Co. Inc.	167,087	7,107,881
Lancaster Colony Corp.	43,843	2,178,997
SPX Corp.	136,846	7,485,476

		31,981,686

MEDIA—0.23%
John Wiley & Sons Inc. Class A	109,127	4,570,239

		4,570,239
METAL FABRICATE & HARDWARE—0.35%
Valmont Industries Inc.	88,000	6,903,600

		6,903,600
OFFICE FURNISHINGS—0.15%
HNI Corp.	107,491	2,969,976

		2,969,976
OIL & GAS—6.70%
Atwood Oceanics Inc.(a)	249,205	8,933,999
Bill Barrett Corp.(a)	170,653	5,309,015
Cimarex Energy Co.	169,293	8,967,450
Comstock Resources Inc.(a)	108,669	4,408,701
Encore Acquisition Co.(a)	244,779	11,754,288
Forest Oil Corp.(a)	223,037	4,962,573
Helmerich & Payne Inc.	465,218	18,552,894
Mariner Energy Inc.(a)	205,968	2,391,288
Newfield Exploration Co.(a)	585,629	28,244,887
Plains Exploration & Production Co.(a)	613,945	16,981,719
Pride International Inc.(a)	476,869	15,216,890
Quicksilver Resources Inc.(a)	522,193	7,838,117

		133,561,821
OIL & GAS SERVICES—1.60%
Helix Energy Solutions Group Inc.(a)	210,006	2,467,571
Oceaneering International Inc.(a)	241,881	14,154,876
Superior Energy Services Inc.(a)	344,737	8,373,662
Tidewater Inc.	146,058	7,003,481

		31,999,590
PACKAGING & CONTAINERS—0.84%
Greif Inc. Class A	151,067	8,154,597
Packaging Corp. of America	227,324	5,230,725
Silgan Holdings Inc.	59,000	3,414,920

		16,800,242
PHARMACEUTICALS—3.49%
Endo Pharmaceuticals Holdings Inc.(a)	326,061	6,687,511
Medicis Pharmaceutical Corp. Class A	262,524	7,101,274
NBTY Inc.(a)	272,683	11,872,618
OSI Pharmaceuticals Inc.(a)	255,796	7,937,350
Perrigo Co.	354,561	14,125,710
United Therapeutics Corp.(a)	208,800	10,993,320
Valeant Pharmaceuticals International(a)(b)	160,965	5,117,077
VCA Antech Inc.(a)	233,056	5,807,756

		69,642,616
REAL ESTATE—0.56%
Jones Lang LaSalle Inc.	184,365	11,135,646

		11,135,646
REAL ESTATE INVESTMENT TRUSTS—5.40%
Alexandria Real Estate Equities Inc.	85,794	5,515,696
BRE Properties Inc. Class A	93,640	3,097,611
Camden Property Trust	118,977	5,041,056
Corporate Office Properties Trust	136,313	4,993,145
Essex Property Trust Inc.	51,439	4,302,872
Federal Realty Investment Trust	124,033	8,399,515

Highwoods Properties Inc.	128,678	4,291,411
Liberty Property Trust	198,846	6,365,060
Macerich Co. (The)	297,563	10,697,390
Mack-Cali Realty Corp.	156,452	5,408,546
Nationwide Health Properties Inc.	281,914	9,917,735
Omega Healthcare Investors Inc.	214,221	4,166,598
Realty Income Corp.(b)	239,381	6,202,362
Regency Centers Corp.	124,138	4,352,278
Senior Housing Properties Trust	202,483	4,428,303
SL Green Realty Corp.(b)	340,350	17,099,184
UDR Inc.	209,275	3,440,481

		107,719,243
RETAIL—9.82%
Advance Auto Parts Inc.	221,022	8,946,971
Aeropostale Inc.(a)	291,145	9,913,487
American Eagle Outfitters Inc.	631,801	10,727,981
AnnTaylor Stores Corp.(a)	148,137	2,020,589
CarMax Inc.(a)	977,709	23,709,443
Cheesecake Factory Inc. (The)(a)	265,874	5,740,220
Chico’s FAS Inc.(a)	784,372	11,020,427
Chipotle Mexican Grill Inc.(a)(b)	139,681	12,314,277
Collective Brands Inc.(a)	283,001	6,443,933
Copart Inc.(a)	296,439	10,858,561
Dick’s Sporting Goods Inc.(a)	247,642	6,158,857
Dollar Tree Inc.(a)	389,008	18,789,086
J. Crew Group Inc.(a)	246,587	11,032,302
MSC Industrial Direct Co. Inc. Class A	100,558	4,726,226
Panera Bread Co. Class A(a)	138,898	9,301,999
PetSmart Inc.	370,301	9,883,334
Under Armour Inc. Class A(a)(b)	165,478	4,512,585
Urban Outfitters Inc.(a)	571,196	19,986,148
Williams-Sonoma Inc.	465,953	9,682,503

		195,768,929
SEMICONDUCTORS—3.98%
Atmel Corp.(a)	801,491	3,694,874
Cree Inc.(a)	456,771	25,748,181
Fairchild Semiconductor International Inc.(a)	344,967	3,446,220
Integrated Device Technology Inc.(a)	323,141	2,090,722
International Rectifier Corp.(a)	94,036	2,080,076
Intersil Corp. Class A	265,521	4,073,092
Lam Research Corp.(a)	241,133	9,454,825
Rovi Corp.(a)	454,152	14,473,824
Semtech Corp.(a)	272,284	4,631,551
Silicon Laboratories Inc.(a)(b)	201,262	9,729,005

		79,422,370
SOFTWARE—7.46%
ACI Worldwide Inc.(a)	59,652	1,023,032
Advent Software Inc.(a)	69,192	2,818,190
ANSYS Inc.(a)	390,932	16,989,905
Broadridge Financial Solutions Inc.	603,188	13,607,921
Cerner Corp.(a)(b)	298,631	24,619,140
Global Payments Inc.	357,171	19,237,230
Informatica Corp.(a)	394,204	10,194,115
ManTech International Corp. Class A(a)	57,038	2,753,795
MSCI Inc. Class A(a)	456,034	14,501,881
Parametric Technology Corp.(a)	207,409	3,389,063
Quest Software Inc.(a)	164,572	3,028,125
SEI Investments Co.	570,795	10,000,328
Solera Holdings Inc.	306,863	11,050,137
Sybase Inc.(a)(b)	359,335	15,595,139

		148,808,001

TELECOMMUNICATIONS—3.62%
ADC Telecommunications Inc.(a)	148,201	920,328
ADTRAN Inc.	135,316	3,051,376
Ciena Corp.(a)	275,114	2,982,236
Cincinnati Bell Inc.(a)	592,475	2,044,039
CommScope Inc.(a)	413,334	10,965,751
NeuStar Inc. Class A(a)	328,082	7,559,009
Plantronics Inc.	101,585	2,639,178
Polycom Inc.(a)	371,912	9,286,643
RF Micro Devices Inc.(a)	651,776	3,108,972
Syniverse Holdings Inc.(a)	306,457	5,356,868
3Com Corp.(a)	1,728,348	12,962,610
tw telecom inc.(a)	660,025	11,312,829

		72,189,839
TOYS, GAMES & HOBBIES—0.58%
Marvel Entertainment Inc.(a)	213,689	11,556,301

		11,556,301
TRANSPORTATION—1.21%
J.B. Hunt Transport Services Inc.	386,615	12,476,066
Kirby Corp.(a)(b)	237,142	8,259,656
Landstar System Inc.	89,442	3,467,666

		24,203,388
WATER—0.18%
Aqua America Inc.	209,780	3,673,248

		3,673,248

TOTAL COMMON STOCKS
(Cost: $1,874,636,039)		2,003,337,405

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.74%

MONEY MARKET FUNDS—8.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	149,329,659	149,329,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	24,288,130	24,288,130
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	564,376	564,376

		174,182,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,182,165)		174,182,165

TOTAL INVESTMENTS IN SECURITIES—109.21%
(Cost: $2,048,818,204)		2,177,519,570

SHORT POSITIONS(f)—(0.26)%
COMMON STOCKS—(0.26)%
Walt Disney Co. (The)	(159,241)	(5,135,522)

		(5,135,522)

TOTAL SHORT POSITIONS
(Proceeds: $5,134,992)		(5,135,522)
Other Assets, Less Liabilities—(8.95)%		(178,508,312)

NET ASSETS—100.00%		$1,993,875,736

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.09%
Harte-Hanks Inc.	153,532	$1,655,075

		1,655,075
AEROSPACE & DEFENSE—0.28%
Alliant Techsystems Inc.(a)	58,514	5,165,031

		5,165,031
AGRICULTURE—0.25%
Universal Corp.	99,667	4,545,812

		4,545,812
AIRLINES—0.67%
AirTran Holdings Inc.(a)	542,173	2,830,143
Alaska Air Group Inc.(a)	142,390	4,920,998
JetBlue Airways Corp.(a)	830,525	4,526,361

		12,277,502
APPAREL—0.63%
Hanesbrands Inc.(a)	230,556	5,558,705
Phillips-Van Heusen Corp.	66,778	2,716,529
Timberland Co. Class A(a)	177,868	3,189,173

		11,464,407
AUTO PARTS & EQUIPMENT—0.86%
BorgWarner Inc.	470,544	15,631,472

		15,631,472
BANKS—5.71%
Associated Banc-Corp	516,401	5,685,575
BancorpSouth Inc.	296,535	6,956,711
Bank of Hawaii Corp.	114,227	5,375,523
Cathay General Bancorp(b)	248,328	1,874,876
City National Corp.	174,688	7,965,773
Commerce Bancshares Inc.	182,608	7,070,582
Cullen/Frost Bankers Inc.	241,506	12,075,300
FirstMerit Corp.	346,653	6,981,591
Fulton Financial Corp.	711,809	6,206,974
International Bancshares Corp.	208,707	3,950,824
PacWest Bancorp	75,538	1,522,091
SVB Financial Group(a)	94,424	3,936,537
Synovus Financial Corp.	1,933,389	3,963,447
TCF Financial Corp.(b)	452,528	6,163,431
Trustmark Corp.	225,897	5,091,718
Valley National Bancorp(b)	596,955	8,434,974
Webster Financial Corp.	259,201	3,076,716
Westamerica Bancorporation(b)	75,425	4,176,282
Wilmington Trust Corp.	279,730	3,451,868

		103,960,793

BIOTECHNOLOGY—1.42%
Affymetrix Inc.(a)	174,180	1,017,211
Bio-Rad Laboratories Inc. Class A(a)	29,468	2,842,483
Charles River Laboratories International Inc.(a)	148,742	5,011,118
Vertex Pharmaceuticals Inc.(a)	396,162	16,975,542

		25,846,354
BUILDING MATERIALS—0.79%
Lennox International Inc.	119,965	4,683,434
Martin Marietta Materials Inc.(b)	108,134	9,668,261

		14,351,695
CHEMICALS—3.42%
Albemarle Corp.	137,002	4,982,763
Ashland Inc.	301,836	11,958,742
Cabot Corp.	263,798	6,919,422
Cytec Industries Inc.	196,330	7,150,339
Minerals Technologies Inc.	75,584	4,117,060
Olin Corp.	317,164	5,556,713
RPM International Inc.	260,741	5,300,865
Sensient Technologies Corp.	197,638	5,197,879
Valspar Corp. (The)	406,189	11,023,969

		62,207,752
COAL—1.06%
Arch Coal Inc.	654,729	14,567,720
Patriot Coal Corp.(a)(b)	301,826	4,666,230

		19,233,950
COMMERCIAL SERVICES—4.36%
Aaron’s Inc.	219,253	6,079,886
Brink’s Home Security Holdings Inc.(a)	88,829	2,899,379
Career Education Corp.(a)	184,012	4,289,320
Convergys Corp.(a)	496,627	5,338,740
Corinthian Colleges Inc.(a)(b)	211,523	2,912,672
Corrections Corp. of America(a)	209,670	5,147,398
Deluxe Corp.	206,310	3,051,325
Korn/Ferry International(a)	183,415	3,026,347
Manpower Inc.	316,289	17,263,054
Navigant Consulting Inc.(a)	200,795	2,983,814
Pharmaceutical Product Development Inc.	281,526	6,598,969
Rent-A-Center Inc.(a)	266,988	4,731,027
Rollins Inc.	87,433	1,685,708
Service Corp. International	440,152	3,604,845
United Rentals Inc.(a)	171,718	1,684,554
Watson Wyatt Worldwide Inc. Class A	172,209	8,183,372

		79,480,410
COMPUTERS—2.26%
Cadence Design Systems Inc.(a)	564,519	3,381,469
Diebold Inc.	267,755	7,617,630
DST Systems Inc.(a)	87,270	3,800,609
Jack Henry & Associates Inc.	143,332	3,313,836
Mentor Graphics Corp.(a)	396,174	3,498,216
NCR Corp.(a)	642,864	7,155,076
Palm Inc.(a)(b)	319,713	3,209,919
SRA International Inc. Class A(a)	173,523	3,314,289
Synopsys Inc.(a)	264,859	5,901,059

		41,192,103
COSMETICS & PERSONAL CARE—0.38%
Alberto-Culver Co.	237,914	6,968,501

		6,968,501

DISTRIBUTION & WHOLESALE—1.56%
Ingram Micro Inc. Class A(a)	659,208	11,503,180
Owens & Minor Inc.	169,055	7,257,531
Tech Data Corp.(a)	205,449	9,586,250

		28,346,961
DIVERSIFIED FINANCIAL SERVICES—0.88%
Jefferies Group Inc.(a)(b)	274,863	6,522,499
Raymond James Financial Inc.(b)	398,714	9,477,432

		15,999,931
ELECTRIC—7.21%
Alliant Energy Corp.	445,852	13,491,482
Black Hills Corp.	152,041	4,048,852
Cleco Corp.	244,229	6,674,779
DPL Inc.	188,643	5,206,547
Dynegy Inc. Class A(a)	2,037,796	3,688,411
Great Plains Energy Inc.	546,376	10,594,231
Hawaiian Electric Industries Inc.	371,732	7,769,199
IDACORP Inc.	192,429	6,148,107
MDU Resources Group Inc.	756,925	17,863,430
NSTAR	430,536	15,843,725
NV Energy Inc.	945,531	11,705,674
OGE Energy Corp.	390,103	14,390,900
PNM Resources Inc.	349,837	4,425,438
Westar Energy Inc.	440,228	9,561,752

		131,412,527
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Energizer Holdings Inc.(a)	160,561	9,839,178
Hubbell Inc. Class B	78,755	3,725,112

		13,564,290
ELECTRONICS—2.59%
Arrow Electronics Inc.(a)	482,717	14,293,250
Avnet Inc.(a)	609,871	18,393,709
Trimble Navigation Ltd.(a)	199,321	5,022,889
Varian Inc.(a)	66,390	3,421,741
Vishay Intertechnology Inc.(a)	497,303	4,152,480
Woodward Governor Co.	73,093	1,883,607

		47,167,676
ENGINEERING & CONSTRUCTION—2.97%
AECOM Technology Corp.(a)	453,766	12,478,565
Granite Construction Inc.	135,845	4,572,543
KBR Inc.	646,154	12,276,926
Shaw Group Inc. (The)(a)	337,864	9,713,590
URS Corp.(a)	338,249	15,058,845

		54,100,469
ENTERTAINMENT—0.32%
International Speedway Corp. Class A	123,453	3,512,238
Scientific Games Corp. Class A(a)	162,101	2,358,570

		5,870,808
ENVIRONMENTAL CONTROL—0.73%
Clean Harbors Inc.(a)	92,129	5,491,810
Mine Safety Appliances Co.	121,697	3,228,621
Waste Connections Inc.(a)	139,813	4,661,365

		13,381,796

FOOD—2.28%
Corn Products International Inc.	302,244	8,834,592
Flowers Foods Inc.	184,083	4,373,812
Ralcorp Holdings Inc.(a)	228,526	13,645,287
Ruddick Corp.	164,669	4,236,933
Smithfield Foods Inc.(a)(b)	568,640	8,637,642
Tootsie Roll Industries Inc.	66,432	1,818,908

		41,547,174
FOREST PRODUCTS & PAPER—1.03%
Louisiana-Pacific Corp.(a)	502,072	3,504,463
Potlatch Corp.	100,916	3,217,202
Rayonier Inc.	192,521	8,116,685
Temple-Inland Inc.	181,354	3,828,383

		18,666,733
GAS—3.17%
AGL Resources Inc.	311,820	11,372,075
Atmos Energy Corp.	373,040	10,967,376
Energen Corp.	101,421	4,746,503
Southern Union Co.	230,499	5,232,327
UGI Corp.	435,819	10,542,462
Vectren Corp.	327,674	8,086,994
WGL Holdings Inc.	202,477	6,791,079

		57,738,816
HAND & MACHINE TOOLS—0.87%
Kennametal Inc.	328,675	8,519,256
Lincoln Electric Holdings Inc.	77,304	4,132,672
Regal Beloit Corp.	61,011	3,168,911

		15,820,839
HEALTH CARE - PRODUCTS—2.41%
Beckman Coulter Inc.	114,782	7,511,334
Gen-Probe Inc.(a)	85,265	3,657,869
Henry Schein Inc.(a)	175,369	9,224,409
Hill-Rom Holdings Inc.	177,037	4,247,118
Hologic Inc.(a)	604,134	8,759,943
Immucor Inc.(a)	129,588	2,622,861
Steris Corp.	120,658	3,374,804
TECHNE Corp.	66,195	4,538,329

		43,936,667
HEALTH CARE - SERVICES—1.63%
Health Management Associates Inc. Class A(a)	340,132	2,472,760
Health Net Inc.(a)	419,642	9,773,462
Kindred Healthcare Inc.(a)	157,447	2,906,472
LifePoint Hospitals Inc.(a)	221,172	7,190,302
Psychiatric Solutions Inc.(a)	85,933	1,816,624
Universal Health Services Inc. Class B	178,826	5,454,193

		29,613,813
HOME BUILDERS—2.37%
KB Home	219,915	3,008,437
M.D.C. Holdings Inc.	151,771	4,710,972
NVR Inc.(a)	23,936	17,011,555
Ryland Group Inc.	176,263	3,472,381
Thor Industries Inc.	143,316	4,500,122
Toll Brothers Inc.(a)	553,620	10,413,592

		43,117,059

HOUSEHOLD PRODUCTS & WARES—0.85%
American Greetings Corp. Class A	95,533	2,081,664
Church & Dwight Co. Inc.	156,217	9,443,318
Scotts Miracle-Gro Co. (The) Class A	101,816	4,002,387

		15,527,369
INSURANCE—8.26%
American Financial Group Inc.	319,129	7,962,269
Arthur J. Gallagher & Co.	267,195	6,014,559
Brown & Brown Inc.	304,701	5,475,477
Everest Re Group Ltd.	243,472	20,860,681
Fidelity National Financial Inc. Class A	928,377	12,495,954
First American Corp.	405,138	13,414,119
Hanover Insurance Group Inc. (The)	202,021	8,975,793
HCC Insurance Holdings Inc.	453,325	12,679,500
Horace Mann Educators Corp.	157,785	1,972,313
Mercury General Corp.	143,772	5,644,489
Old Republic International Corp.	971,672	9,755,587
Protective Life Corp.	336,992	5,577,218
Reinsurance Group of America Inc.	293,391	13,980,081
StanCorp Financial Group Inc.	198,449	7,941,929
Unitrin Inc.	196,481	4,332,406
W.R. Berkley Corp.	543,926	13,402,337

		150,484,712
INTERNET—0.33%
AOL Inc.(a)	204,278	4,755,592
Digital River Inc.(a)	48,003	1,295,601

		6,051,193
INVESTMENT COMPANIES—0.25%
Apollo Investment Corp.	471,018	4,488,802

		4,488,802
IRON & STEEL—0.26%
Carpenter Technology Corp.	177,872	4,793,650

		4,793,650
LODGING—0.10%
Boyd Gaming Corp.(a)(b)	221,844	1,856,834

		1,856,834
MACHINERY—1.91%
AGCO Corp.(a)	372,491	12,046,359
Graco Inc.	103,578	2,959,223
IDEX Corp.	149,931	4,670,351
Terex Corp.(a)	436,476	8,646,590
Wabtec Corp.	90,141	3,681,358
Zebra Technologies Corp. Class A(a)	97,087	2,753,387

		34,757,268
MANUFACTURING—3.87%
AptarGroup Inc.	114,404	4,088,799
Brink’s Co. (The)	193,280	4,704,435
Carlisle Companies Inc.	116,120	3,978,271
Crane Co.	66,194	2,026,860
Donaldson Co. Inc.	159,152	6,770,326
Federal Signal Corp.	196,542	1,183,183
Harsco Corp.	324,278	10,451,480
Lancaster Colony Corp.	38,430	1,909,971
Matthews International Corp. Class A	122,512	4,340,600
Pentair Inc.	396,278	12,799,779
SPX Corp.	73,667	4,029,585
Teleflex Inc.	160,410	8,644,495
Trinity Industries Inc.	320,168	5,583,730

		70,511,514

MEDIA—0.34%
John Wiley & Sons Inc. Class A	72,741	3,046,393
Scholastic Corp.	102,769	3,065,599

		6,111,992
METAL FABRICATE & HARDWARE—0.98%
Commercial Metals Co.	454,807	7,117,730
Timken Co. (The)	320,668	7,603,038
Worthington Industries Inc.	245,521	3,208,959

		17,929,727
OFFICE FURNISHINGS—0.33%
Herman Miller Inc.	225,772	3,607,837
HNI Corp.	83,707	2,312,824

		5,920,661
OIL & GAS—2.82%
Cimarex Energy Co.	182,085	9,645,042
Comstock Resources Inc.(a)	88,514	3,591,013
Forest Oil Corp.(a)	249,381	5,548,727
Frontier Oil Corp.	422,685	5,089,127
Mariner Energy Inc.(a)	221,252	2,568,736
Patterson-UTI Energy Inc.	620,202	9,520,101
Pride International Inc.(a)	267,770	8,544,541
Unit Corp.(a)	163,105	6,931,963

		51,439,250
OIL & GAS SERVICES—0.61%
Exterran Holdings Inc.(a)(b)	252,487	5,415,846
Helix Energy Solutions Group Inc.(a)	176,757	2,076,895
Tidewater Inc.	75,092	3,600,661

		11,093,402
PACKAGING & CONTAINERS—1.08%
Packaging Corp. of America	207,967	4,785,321
Silgan Holdings Inc.	53,673	3,106,593
Sonoco Products Co.	402,964	11,786,697

		19,678,611
PHARMACEUTICALS—1.23%
Endo Pharmaceuticals Holdings Inc.(a)	175,509	3,599,690
Omnicare Inc.	480,801	11,625,768
Valeant Pharmaceuticals International(a)(b)	125,352	3,984,940
VCA Antech Inc.(a)	131,447	3,275,659

		22,486,057
PIPELINES—1.58%
National Fuel Gas Co.	195,167	9,758,350
ONEOK Inc.	425,313	18,956,200

		28,714,550
REAL ESTATE INVESTMENT TRUSTS—8.16%
Alexandria Real Estate Equities Inc.	99,896	6,422,314
AMB Property Corp.	589,716	15,067,244
BRE Properties Inc. Class A	133,853	4,427,857
Camden Property Trust	150,312	6,368,719
Corporate Office Properties Trust	110,571	4,050,216
Cousins Properties Inc.	401,973	3,067,054
Duke Realty Corp.	902,414	10,982,378
Equity One Inc.(b)	132,351	2,140,116
Essex Property Trust Inc.	70,554	5,901,842

Federal Realty Investment Trust	133,412	9,034,661
Highwoods Properties Inc.	169,363	5,648,256
Hospitality Properties Trust	497,092	11,786,051
Liberty Property Trust	272,815	8,732,808
Macerich Co. (The)	116,889	4,202,160
Mack-Cali Realty Corp.	173,735	6,006,019
Nationwide Health Properties Inc.	194,875	6,855,703
Omega Healthcare Investors Inc.	147,073	2,860,570
Realty Income Corp.(b)	202,161	5,237,992
Regency Centers Corp.	210,808	7,390,928
Senior Housing Properties Trust	329,189	7,199,363
UDR Inc.	425,773	6,999,708
Weingarten Realty Investors	420,812	8,327,869

		148,709,828
RETAIL—3.84%
Advance Auto Parts Inc.	179,596	7,270,046
American Eagle Outfitters Inc.	259,559	4,407,312
AnnTaylor Stores Corp.(a)	101,800	1,388,552
Barnes & Noble Inc.(b)	159,676	3,045,021
BJ’s Wholesale Club Inc.(a)	224,851	7,354,876
Bob Evans Farms Inc.	125,072	3,620,834
Brinker International Inc.	413,833	6,174,388
Coldwater Creek Inc.(a)	232,654	1,037,637
Dick’s Sporting Goods Inc.(a)	132,867	3,304,402
Foot Locker Inc.	631,635	7,036,414
MSC Industrial Direct Co. Inc. Class A	85,254	4,006,938
99 Cents Only Stores(a)	182,857	2,389,941
PetSmart Inc.	159,395	4,254,253
Regis Corp.	230,206	3,584,307
Saks Inc.(a)(b)	644,157	4,225,670
Wendy’s/Arby’s Group Inc. Class A	1,458,371	6,839,760

		69,940,351
SAVINGS & LOANS—2.90%
Astoria Financial Corp.	328,962	4,088,998
First Niagara Financial Group Inc.	759,874	10,569,847
New York Community Bancorp Inc.	1,676,993	24,333,168
NewAlliance Bancshares Inc.	428,323	5,144,159
Washington Federal Inc.	453,318	8,767,170

		52,903,342
SEMICONDUCTORS—1.60%
Atmel Corp.(a)	1,097,549	5,059,701
Fairchild Semiconductor International Inc.(a)	185,382	1,851,966
Integrated Device Technology Inc.(a)	375,123	2,427,046
International Rectifier Corp.(a)	201,385	4,454,636
Intersil Corp. Class A	252,754	3,877,246
Lam Research Corp.(a)	292,204	11,457,319

		29,127,914
SOFTWARE—1.00%
ACI Worldwide Inc.(a)	81,856	1,403,830
Acxiom Corp.(a)	318,293	4,271,492
Fair Isaac Corp.	193,860	4,131,157
ManTech International Corp. Class A(a)	37,588	1,814,749
Parametric Technology Corp.(a)	285,675	4,667,930
Quest Software Inc.(a)	100,113	1,842,079

		18,131,237
TELECOMMUNICATIONS—1.31%
ADC Telecommunications Inc.(a)	252,373	1,567,236
ADTRAN Inc.	101,369	2,285,871

Ciena Corp.(a)	117,379	1,272,388
Cincinnati Bell Inc.(a)	278,680	961,446
Plantronics Inc.	104,581	2,717,014
RF Micro Devices Inc.(a)	487,593	2,325,819
Telephone and Data Systems Inc.	377,260	12,796,659

		23,926,433
TEXTILES—0.59%
Mohawk Industries Inc.(a)(b)	226,168	10,765,597

		10,765,597
TRANSPORTATION—2.08%
Alexander & Baldwin Inc.	165,747	5,673,520
Con-way Inc.	198,771	6,939,096
Kansas City Southern Industries Inc.(a)	386,869	12,878,869
Landstar System Inc.	123,181	4,775,727
Overseas Shipholding Group Inc.	94,411	4,149,363
Werner Enterprises Inc.	176,467	3,492,282

		37,908,857
TRUCKING & LEASING—0.29%
GATX Corp.	186,178	5,352,618

		5,352,618
WATER—0.34%
Aqua America Inc.	357,696	6,263,257

		6,263,257

TOTAL COMMON STOCKS
(Cost: $1,956,404,428)		1,819,141,442

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.20%

MONEY MARKET FUNDS—3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	48,392,139	48,392,139
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	7,870,872	7,870,872
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	1,999,112	1,999,112

		58,262,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,262,123)		58,262,123

TOTAL INVESTMENTS IN SECURITIES—103.06%
(Cost: $2,014,666,551)		1,877,403,565
Other Assets, Less Liabilities—(3.06)%		(55,713,727)

NET ASSETS—100.00%		$1,821,689,838

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.14%
inVentiv Health Inc.(a)	443,239	$7,167,175

		7,167,175
AEROSPACE & DEFENSE—2.31%
AAR Corp.(a)	512,652	11,780,743
AeroVironment Inc.(a)	196,364	5,710,265
Curtiss-Wright Corp.	601,232	18,830,586
Esterline Technologies Corp.(a)	392,117	15,986,610
GenCorp Inc.(a)	673,702	4,715,914
Kaman Corp.	340,498	7,862,099
Moog Inc. Class A(a)	597,077	17,452,561
Orbital Sciences Corp.(a)	748,405	11,420,660
Teledyne Technologies Inc.(a)	474,959	18,219,427
Triumph Group Inc.	219,329	10,582,624

		122,561,489
AGRICULTURE—0.23%
Alliance One International Inc.(a)(b)	1,179,082	5,753,920
Andersons Inc. (The)	242,071	6,250,273

		12,004,193
AIRLINES—0.41%
Allegiant Travel Co.(a)(b)	200,716	9,467,774
SkyWest Inc.	732,344	12,391,260

		21,859,034
APPAREL—2.59%
Carter’s Inc.(a)	748,570	19,649,962
Crocs Inc.(a)(b)	1,133,307	6,516,515
Deckers Outdoor Corp.(a)	169,442	17,235,640
Gymboree Corp.(a)(b)	393,621	17,118,577
Iconix Brand Group Inc.(a)	940,369	11,895,668
K-Swiss Inc. Class A(a)	351,129	3,490,222
Liz Claiborne Inc.(a)(b)	1,256,761	7,075,564
Maidenform Brands Inc.(a)	256,438	4,279,950
Oxford Industries Inc.	184,274	3,810,786
Perry Ellis International Inc.(a)	133,451	2,009,772
Quiksilver Inc.(a)	1,704,378	3,442,844
SKECHERS U.S.A. Inc. Class A(a)	440,269	12,948,311
True Religion Apparel Inc.(a)(b)	335,323	6,200,122
Volcom Inc.(a)	219,535	3,675,016
Wolverine World Wide Inc.	653,339	17,783,888

		137,132,837
AUTO PARTS & EQUIPMENT—0.29%
ATC Technology Corp.(a)	264,451	6,307,156
Spartan Motors Inc.	437,585	2,463,604
Standard Motor Products Inc.(a)	243,076	2,071,008
Superior Industries International Inc.	307,200	4,700,160

		15,541,928

BANKS—6.24%
Bank Mutual Corp.	610,706	4,226,086
Bank of the Ozarks Inc.	172,114	5,037,777
Boston Private Financial Holdings Inc.	858,907	4,955,893
City Holding Co.	210,237	6,796,962
Columbia Banking System Inc.	371,787	6,015,514
Community Bank System Inc.	432,981	8,360,863
East West Bancorp Inc.	1,209,368	19,108,014
First BanCorp (Puerto Rico)(b)	1,010,237	2,323,545
First Commonwealth Financial Corp.	1,002,200	4,660,230
First Financial Bancorp	584,892	8,516,028
First Financial Bankshares Inc.	274,375	14,879,356
First Midwest Bancorp Inc.	724,673	7,891,689
Glacier Bancorp Inc.(b)	811,237	11,130,172
Hancock Holding Co.	373,224	16,343,479
Hanmi Financial Corp.(a)(b)	633,850	760,620
Home Bancshares Inc.	255,649	6,153,471
Independent Bank Corp. (Massachusetts)	276,912	5,784,692
Nara Bancorp Inc.(a)	422,581	4,792,069
National Penn Bancshares Inc.	1,660,792	9,615,986
NBT Bancorp Inc.	452,506	9,217,547
Old National Bancorp	1,146,916	14,256,166
Pinnacle Financial Partners Inc.(a)(b)	436,077	6,201,015
PrivateBancorp Inc.	774,409	6,946,449
Prosperity Bancshares Inc.	611,619	24,752,221
S&T Bancorp Inc.	318,980	5,425,850
Signature Bank(a)	535,024	17,067,266
Simmons First National Corp. Class A	198,847	5,527,947
South Financial Group Inc. (The)	2,890,593	1,863,565
Sterling Bancorp	237,711	1,697,257
Sterling Bancshares Inc.	1,081,863	5,549,957
Susquehanna Bancshares Inc.	1,142,837	6,731,310
Tompkins Financial Corp.	91,353	3,699,796
TrustCo Bank Corp. NY	1,013,946	6,387,860
UMB Financial Corp.	393,972	15,502,798
Umpqua Holdings Corp.	1,142,535	15,321,394
United Bancshares Inc.(b)	502,833	10,041,575
United Community Banks Inc.(a)	1,094,735	3,711,152
Whitney Holding Corp.	1,267,914	11,550,697
Wilshire Bancorp Inc.	258,963	2,120,907
Wintrust Financial Corp.	317,962	9,790,050

		330,715,225
BEVERAGES—0.23%
Boston Beer Co. Inc. Class A(a)	133,865	6,238,109
Peet’s Coffee & Tea Inc.(a)(b)	171,941	5,730,794

		11,968,903
BIOTECHNOLOGY—1.11%
ArQule Inc.(a)	367,945	1,357,717
Cambrex Corp.(a)	381,915	2,131,086
CryoLife Inc.(a)	378,627	2,430,785
Enzo Biochem Inc.(a)	436,917	2,350,613
Integra LifeSciences Holdings Corp.(a)	269,845	9,924,899
Martek Biosciences Corp.(a)(b)	439,562	8,325,304
Regeneron Pharmaceuticals Inc.(a)	838,256	20,269,030
Savient Pharmaceuticals Inc.(a)(b)	877,329	11,940,448

		58,729,882

BUILDING MATERIALS—1.53%
AAON Inc.	166,521	3,245,494
Apogee Enterprises Inc.	366,039	5,124,546
Comfort Systems USA Inc.	502,830	6,204,922
Drew Industries Inc.(a)	249,356	5,149,201
Eagle Materials Inc.(b)	577,269	15,037,857
NCI Building Systems Inc.(a)	1,183,912	2,142,881
Quanex Building Products Corp.	497,845	8,448,430
Simpson Manufacturing Co. Inc.(b)	506,588	13,622,151
Texas Industries Inc.	365,366	12,784,156
Universal Forest Products Inc.	254,707	9,375,765

		81,135,403
CHEMICALS—1.84%
A. Schulman Inc.	345,134	6,964,804
American Vanguard Corp.	269,767	2,239,066
Arch Chemicals Inc.	330,023	10,191,110
Balchem Corp.	246,030	8,244,465
H.B. Fuller Co.	640,889	14,580,225
NewMarket Corp.	154,362	17,716,127
OM Group Inc.(a)	402,436	12,632,466
Penford Corp.	147,900	1,285,251
PolyOne Corp.(a)	1,222,899	9,135,056
Quaker Chemical Corp.	147,337	3,041,036
Stepan Co.	100,688	6,525,589
Zep Inc.	286,038	4,954,178

		97,509,373
COMMERCIAL SERVICES—5.94%
ABM Industries Inc.	611,405	12,631,627
Administaff Inc.	294,763	6,953,459
American Public Education Inc.(a)(b)	240,848	8,275,537
AMN Healthcare Services Inc.(a)	428,629	3,883,379
Arbitron Inc.	345,262	8,086,036
Bowne & Co. Inc.	521,882	3,486,172
Capella Education Co.(a)	191,413	14,413,399
CDI Corp.	166,972	2,162,287
Chemed Corp.	297,192	14,256,300
Coinstar Inc.(a)(b)	408,989	11,361,714
Consolidated Graphics Inc.(a)	147,747	5,174,100
CorVel Corp.(a)	95,775	3,212,293
Cross Country Healthcare Inc.(a)	403,443	3,998,120
Exponent Inc.(a)	180,809	5,033,723
Forrester Research Inc.(a)	196,129	5,089,548
GEO Group Inc. (The)(a)	676,712	14,806,459
Healthcare Services Group Inc.	574,296	12,324,392
HealthSpring Inc.(a)	631,110	11,113,847
Heartland Payment Systems Inc.(b)	495,715	6,508,738
Heidrick & Struggles International Inc.	225,796	7,053,867
Hillenbrand Inc.	815,505	15,364,114
HMS Holdings Corp.(a)	339,229	16,517,060
Kelly Services Inc. Class A(a)	346,088	4,128,830
Kendle International Inc.(a)	197,190	3,610,549
Landauer Inc.	123,691	7,594,627
Live Nation Inc.(a)	1,101,350	9,372,488
MAXIMUS Inc.	232,480	11,624,000
Midas Inc.(a)	187,465	1,584,079
Monro Muffler Brake Inc.	260,533	8,712,224
On Assignment Inc.(a)	479,523	3,428,589
PAREXEL International Corp.(a)	768,422	10,834,750
Pre-Paid Legal Services Inc.(a)(b)	97,149	3,990,881
Rewards Network Inc.	114,824	1,451,375
Spherion Corp.(a)	675,125	3,794,202
StarTek Inc.(a)	155,889	1,166,050

TeleTech Holdings Inc.(a)	428,584	8,584,538
Ticketmaster Entertainment Inc.(a)	501,039	6,122,697
TrueBlue Inc.(a)	579,314	8,579,640
Universal Technical Institute Inc.(a)	268,130	5,416,226
Viad Corp.	272,028	5,611,938
Volt Information Sciences Inc.(a)	159,194	1,591,940
Wright Express Corp.(a)	502,483	16,009,108

		314,914,902
COMPUTERS—2.04%
Agilysys Inc.	263,627	2,399,006
CACI International Inc. Class A(a)	396,601	19,373,959
CIBER Inc.(a)	907,396	3,130,516
Compellent Technologies Inc.(a)	297,518	6,747,708
Hutchinson Technology Inc.(a)	306,989	3,149,707
Integral Systems Inc.(a)	225,883	1,956,147
Manhattan Associates Inc.(a)	297,947	7,159,666
Mercury Computer Systems Inc.(a)	305,652	3,365,229
MTS Systems Corp.	218,742	6,286,645
NetScout Systems Inc.(a)	451,886	6,615,611
Radiant Systems Inc.(a)	364,169	3,787,358
RadiSys Corp.(a)	304,846	2,911,279
Sigma Designs Inc.(a)(b)	354,445	3,792,561
Stratasys Inc.(a)(b)	268,061	4,632,094
Sykes Enterprises Inc.(a)	463,024	11,793,221
Synaptics Inc.(a)(b)	447,844	13,726,419
Tyler Technologies Inc.(a)(b)	364,015	7,247,539

		108,074,665
COSMETICS & PERSONAL CARE—0.44%
Chattem Inc.(a)	251,042	23,422,219

		23,422,219
DISTRIBUTION & WHOLESALE—1.37%
Brightpoint Inc.(a)	874,640	6,428,604
MWI Veterinary Supply Inc.(a)	161,324	6,081,915
Pool Corp.	644,694	12,300,762
ScanSource Inc.(a)	351,310	9,379,977
United Stationers Inc.(a)	314,762	17,894,220
Watsco Inc.	422,459	20,692,042

		72,777,520
DIVERSIFIED FINANCIAL SERVICES—2.20%
Financial Federal Corp.	343,786	9,454,115
Greenhill & Co. Inc.(b)	270,411	21,697,779
Investment Technology Group Inc.(a)	575,577	11,338,867
LaBranche & Co. Inc.(a)	698,014	1,982,360
National Financial Partners Corp.(a)	546,116	4,418,078
optionsXpress Holdings Inc.	564,413	8,720,181
Piper Jaffray Companies(a)	210,058	10,631,035
Portfolio Recovery Associates Inc.(a)(b)	204,842	9,193,309
Stifel Financial Corp.(a)	399,461	23,664,070
SWS Group Inc.	369,574	4,471,845
TradeStation Group Inc.(a)	436,642	3,445,105
World Acceptance Corp.(a)(b)	214,910	7,700,225

		116,716,969
ELECTRIC—1.47%
ALLETE Inc.	390,160	12,750,429
Avista Corp.	721,881	15,585,411
Central Vermont Public Service Corp.	152,998	3,182,358
CH Energy Group Inc.	208,298	8,856,831
El Paso Electric Co.(a)	581,885	11,800,628

UIL Holdings Corp.	394,007	11,063,717
UniSource Energy Corp.	463,753	14,928,209

		78,167,583
ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
Advanced Energy Industries Inc.(a)	439,354	6,625,458
Belden Inc.	614,640	13,472,909
Encore Wire Corp.	249,599	5,259,051
Greatbatch Inc.(a)	306,812	5,899,995
Littelfuse Inc.(a)	287,472	9,242,225
Magnetek Inc.(a)	417,243	642,554
Vicor Corp.(a)	257,672	2,396,350

		43,538,542
ELECTRONICS—3.96%
American Science and Engineering Inc.	117,573	8,916,736
Analogic Corp.	170,318	6,558,946
Badger Meter Inc.	197,678	7,871,538
Bel Fuse Inc. Class B	150,848	3,241,724
Benchmark Electronics Inc.(a)	848,554	16,046,156
Brady Corp. Class A	690,203	20,712,992
Checkpoint Systems Inc.(a)	514,392	7,844,478
CTS Corp.	448,725	4,316,735
Cubic Corp.	205,036	7,647,843
Cymer Inc.(a)	380,392	14,599,445
Daktronics Inc.	454,498	4,185,927
Dionex Corp.(a)	233,577	17,254,333
Electro Scientific Industries Inc.(a)	357,648	3,869,751
FARO Technologies Inc.(a)	213,120	4,569,293
FEI Co.(a)	496,129	11,589,573
II-VI Inc.(a)	326,942	10,396,756
Keithley Instruments Inc.	175,833	817,623
LoJack Corp.(a)	239,939	969,354
Methode Electronics Inc.	497,626	4,319,394
Park Electrochemical Corp.	271,456	7,503,044
Plexus Corp.(a)	521,208	14,854,428
Rogers Corp.(a)	208,242	6,311,815
Sonic Solutions Inc.(a)(b)	387,606	4,585,379
Technitrol Inc.	549,695	2,407,664
TTM Technologies Inc.(a)	571,064	6,584,368
Watts Water Technologies Inc. Class A	386,472	11,949,714

		209,925,009
ENERGY - ALTERNATE SOURCES—0.10%
Headwaters Inc.(a)	785,942	5,124,342

		5,124,342
ENGINEERING & CONSTRUCTION—0.85%
Dycom Industries Inc.(a)	509,299	4,089,671
EMCOR Group Inc.(a)	869,141	23,379,893
Insituform Technologies Inc. Class A(a)	511,969	11,631,936
Stanley Inc.(a)	213,150	5,842,442

		44,943,942
ENTERTAINMENT—0.24%
Pinnacle Entertainment Inc.(a)	794,486	7,134,484
Shuffle Master Inc.(a)	709,854	5,849,197

		12,983,681
ENVIRONMENTAL CONTROL—0.78%
Calgon Carbon Corp.(a)(b)	736,617	10,238,976
Darling International Inc.(a)	1,087,387	9,112,303
Tetra Tech Inc.(a)	807,272	21,933,580

		41,284,859

FOOD—1.89%
Calavo Growers Inc.	156,082	2,653,394
Cal-Maine Foods Inc.(b)	167,122	5,695,518
Diamond Foods Inc.	219,909	7,815,566
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	385,535	4,545,458
Hain Celestial Group Inc.(a)	539,097	9,170,040
J&J Snack Foods Corp.	187,303	7,484,628
Lance Inc.	422,156	11,102,703
Nash-Finch Co.	169,876	6,300,701
Sanderson Farms Inc.	230,049	9,698,866
Spartan Stores Inc.	297,453	4,250,603
TreeHouse Foods Inc.(a)	420,785	16,351,705
United Natural Foods Inc.(a)	569,665	15,232,842

		100,302,024
FOREST PRODUCTS & PAPER—1.36%
Buckeye Technologies Inc.(a)	512,907	5,005,972
Clearwater Paper Corp.(a)	150,302	8,262,101
Deltic Timber Corp.	141,551	6,536,825
Neenah Paper Inc.	194,266	2,710,011
Rock-Tenn Co. Class A	510,818	25,750,335
Schweitzer-Mauduit International Inc.	233,196	16,405,339
Wausau Paper Corp.	647,070	7,506,012

		72,176,595
GAS—1.96%
Laclede Group Inc. (The)	291,724	9,851,519
New Jersey Resources Corp.	548,243	20,504,288
Northwest Natural Gas Co.	349,432	15,738,417
Piedmont Natural Gas Co.	963,783	25,781,195
South Jersey Industries Inc.	392,594	14,989,239
Southwest Gas Corp.	592,494	16,903,854

		103,768,512
HAND & MACHINE TOOLS—0.29%
Baldor Electric Co.	552,557	15,521,326

		15,521,326
HEALTH CARE - PRODUCTS—3.93%
Abaxis Inc.(a)	291,281	7,442,230
Align Technology Inc.(a)	881,129	15,701,719
American Medical Systems Holdings Inc.(a)	981,232	18,927,965
Cantel Medical Corp.(a)	170,376	3,438,188
CONMED Corp.(a)	384,837	8,774,284
Cooper Companies Inc. (The)	595,608	22,704,577
Cyberonics Inc.(a)	315,752	6,453,971
Haemonetics Corp.(a)	337,620	18,619,743
Hanger Orthopedic Group Inc.(a)	417,762	5,777,648
ICU Medical Inc.(a)	168,479	6,139,375
Invacare Corp.	425,239	10,605,461
Kensey Nash Corp.(a)	146,537	3,736,694
LCA-Vision Inc.(a)	244,491	1,251,794
Meridian Bioscience Inc.	534,182	11,511,622
Merit Medical Systems Inc.(a)	371,482	7,165,888
Natus Medical Inc.(a)	375,721	5,556,914
Osteotech Inc.(a)	234,148	749,274
Palomar Medical Technologies Inc.(a)	236,652	2,385,452
PSS World Medical Inc.(a)	786,440	17,749,951
SurModics Inc.(a)(b)	231,212	5,239,264
Symmetry Medical Inc.(a)	470,432	3,791,682
West Pharmaceutical Services Inc.	434,935	17,049,452
Zoll Medical Corp.(a)	279,001	7,454,907

		208,228,055

HEALTH CARE - SERVICES—3.64%
Air Methods Corp.(a)	144,301	4,851,400
Almost Family Inc.(a)	107,770	4,260,148
Amedisys Inc.(a)(b)	368,549	17,896,739
AMERIGROUP Corp.(a)	673,634	18,161,173
AmSurg Corp.(a)	405,536	8,929,903
Bio-Reference Laboratories Inc.(a)	157,335	6,165,959
Centene Corp.(a)	566,635	11,995,663
Genoptix Inc.(a)(b)	226,987	8,064,848
Gentiva Health Services Inc.(a)	385,807	10,420,647
Healthways Inc.(a)	446,521	8,189,195
IPC The Hospitalist Co. Inc.(a)	179,448	5,966,646
LHC Group Inc.(a)	200,088	6,724,958
Magellan Health Services Inc.(a)	448,906	18,283,941
MedCath Corp.(a)	232,616	1,839,993
MEDNAX Inc.(a)(b)	613,363	36,869,250
Molina Healthcare Inc.(a)	176,143	4,028,390
Odyssey Healthcare Inc.(a)	438,219	6,827,452
RehabCare Group Inc.(a)	324,493	9,874,322
Res-Care Inc.(a)	337,288	3,777,626

		193,128,253
HOME BUILDERS—0.41%
M/I Homes Inc.(a)	245,924	2,555,150
Meritage Homes Corp.(a)	420,452	8,127,337
Skyline Corp.	88,408	1,626,707
Standard-Pacific Corp.(a)	1,280,583	4,789,380
Winnebago Industries Inc.(a)(b)	385,770	4,706,394

		21,804,968
HOME FURNISHINGS—0.47%
Audiovox Corp. Class A(a)	243,656	1,727,521
DTS Inc.(a)	231,757	7,928,407
Ethan Allen Interiors Inc.(b)	344,457	4,622,613
La-Z-Boy Inc.(a)(b)	681,723	6,496,820
Universal Electronics Inc.(a)	181,301	4,209,809

		24,985,170
HOUSEHOLD PRODUCTS & WARES—0.57%
Blyth Inc.	77,184	2,602,644
Central Garden & Pet Co. Class A(a)	897,187	8,918,039
Helen of Troy Ltd.(a)(b)	398,524	9,747,897
Kid Brands Inc.(a)	221,256	969,101
Standard Register Co. (The)	167,339	853,429
WD-40 Co.	218,848	7,081,921

		30,173,031
HOUSEWARES—0.49%
National Presto Industries Inc.	63,499	6,935,996
Toro Co. (The)(b)	451,161	18,863,041

		25,799,037
INSURANCE—2.67%
American Physicians Capital Inc.	117,354	3,558,173
Amerisafe Inc.(a)	249,913	4,490,937
Delphi Financial Group Inc. Class A	624,274	13,965,009
eHealth Inc.(a)	308,977	5,076,492
Employers Holdings Inc.	424,707	6,515,005
Infinity Property and Casualty Corp.	178,997	7,274,438
Navigators Group Inc. (The)(a)	177,439	8,359,151

Presidential Life Corp.	269,894	2,469,530
ProAssurance Corp.(a)	422,769	22,706,923
RLI Corp.	233,574	12,437,816
Safety Insurance Group Inc.	198,597	7,195,169
Selective Insurance Group Inc.	698,714	11,493,845
Stewart Information Services Corp.	242,857	2,739,427
Tower Group Inc.	591,882	13,855,958
United Fire & Casualty Co.	295,589	5,388,587
Zenith National Insurance Corp.	471,003	14,017,049

		141,543,509
INTERNET—2.30%
Blue Coat Systems Inc.(a)	534,694	15,260,167
Blue Nile Inc.(a)(b)	191,689	12,139,664
comScore Inc.(a)	320,574	5,626,074
CyberSource Corp.(a)	922,410	18,549,665
DealerTrack Holdings Inc.(a)	531,883	9,994,082
eResearchTechnology Inc.(a)	559,583	3,363,094
InfoSpace Inc.(a)	468,488	4,014,942
j2 Global Communications Inc.(a)	594,680	12,101,738
Knot Inc. (The)(a)	393,118	3,958,698
NutriSystem Inc.(b)	407,664	12,706,887
PCTEL Inc.(a)	245,704	1,454,568
Perficient Inc.(a)	405,203	3,415,861
Stamps.com Inc.(a)	154,161	1,387,449
United Online Inc.	1,118,570	8,042,518
Websense Inc.(a)	576,707	10,069,304

		122,084,711
IRON & STEEL—0.19%
Gibraltar Industries Inc.(a)	398,679	6,271,221
Olympic Steel Inc.(b)	119,682	3,899,240

		10,170,461
LEISURE TIME—0.95%
Arctic Cat Inc.(a)	156,866	1,436,893
Brunswick Corp.	1,163,145	14,783,573
Callaway Golf Co.	844,321	6,366,180
Interval Leisure Group Inc.(a)	523,437	6,527,259
Multimedia Games Inc.(a)(b)	352,988	2,121,458
Nautilus Inc.(a)	292,400	593,572
Polaris Industries Inc.(b)	431,040	18,806,275

		50,635,210
LODGING—0.09%
Marcus Corp.	274,348	3,517,141
Monarch Casino & Resort Inc.(a)	148,646	1,204,033

		4,721,174
MACHINERY—2.08%
Albany International Corp. Class A	362,999	8,152,958
Applied Industrial Technologies Inc.	490,287	10,820,634
Astec Industries Inc.(a)	262,485	7,071,346
Briggs & Stratton Corp.	658,609	12,322,574
Cascade Corp.	120,999	3,326,263
Cognex Corp.	523,524	9,276,845
Gardner Denver Inc.	686,195	29,197,597
Gerber Scientific Inc.(a)	323,080	1,631,554
Intermec Inc.(a)	657,993	8,461,790
Intevac Inc.(a)	291,252	3,340,660
Lindsay Corp.(b)	164,175	6,542,374
Robbins & Myers Inc.	432,287	10,167,390

		110,311,985

MANUFACTURING—2.53%
A.O. Smith Corp.	299,786	13,007,715
Actuant Corp. Class A	893,926	16,564,449
Acuity Brands Inc.	570,686	20,339,249
AZZ Inc.(a)	162,750	5,321,925
Barnes Group Inc.	567,688	9,593,927
Ceradyne Inc.(a)	339,716	6,525,944
CLARCOR Inc.	663,614	21,527,638
EnPro Industries Inc.(a)	264,010	6,972,504
ESCO Technologies Inc.	348,245	12,484,583
Griffon Corp.(a)	583,090	7,125,360
Lydall Inc.(a)	219,985	1,146,122
Myers Industries Inc.	375,317	3,415,385
Standex International Corp.	160,573	3,225,912
Sturm, Ruger & Co. Inc.(b)	250,103	2,425,999
Tredegar Corp.	285,313	4,513,652

		134,190,364
MEDIA—0.05%
E.W. Scripps Co. (The) Class A(a)	383,821	2,671,394

		2,671,394
METAL FABRICATE & HARDWARE—0.71%
A.M. Castle & Co.	222,510	3,046,162
CIRCOR International Inc.	224,798	5,660,414
Kaydon Corp.	437,846	15,657,373
Lawson Products Inc.	51,884	915,753
Mueller Industries Inc.	495,083	12,297,862

		37,577,564
MINING—0.69%
AMCOL International Corp.	328,276	9,329,604
Brush Engineered Materials Inc.(a)	267,727	4,963,659
Century Aluminum Co.(a)	755,435	12,230,493
RTI International Metals Inc.(a)	394,908	9,939,834

		36,463,590
MISCELLANEOUS - MANUFACTURING—0.12%
John Bean Technologies Corp.	365,273	6,213,294

		6,213,294
OFFICE FURNISHINGS—0.12%
Interface Inc. Class A	744,786	6,189,172

		6,189,172
OIL & GAS—1.78%
Holly Corp.	542,730	13,910,170
Penn Virginia Corp.	597,828	12,727,758
Petroleum Development Corp.(a)	254,841	4,640,655
PetroQuest Energy Inc.(a)	696,471	4,269,367
Pioneer Drilling Co.(a)	716,234	5,658,249
Seahawk Drilling Inc.(a)	152,539	3,438,229
St. Mary Land & Exploration Co.	824,358	28,226,018
Stone Energy Corp.(a)	552,455	9,971,813
Swift Energy Co.(a)	493,058	11,813,670

		94,655,929
OIL & GAS SERVICES—2.66%
Basic Energy Services Inc.(a)	299,558	2,666,066
CARBO Ceramics Inc.	252,257	17,196,360
Dril-Quip Inc.(a)	395,186	22,320,105
Gulf Island Fabrication Inc.	189,483	3,984,827

Hornbeck Offshore Services Inc.(a)	303,958	7,076,142
ION Geophysical Corp.(a)	1,558,667	9,227,309
Lufkin Industries Inc.	196,015	14,348,298
Matrix Service Co.(a)	344,412	3,667,988
Oil States International Inc.(a)	656,099	25,778,130
SEACOR Holdings Inc.(a)	266,885	20,349,981
Superior Well Services Inc.(a)(b)	243,981	3,479,169
Tetra Technologies Inc.(a)	992,674	10,998,828

		141,093,203
PHARMACEUTICALS—1.80%
Catalyst Health Solutions Inc.(a)	506,657	18,477,781
Cubist Pharmaceuticals Inc.(a)	763,406	14,481,812
Emergent BioSolutions Inc.(a)	220,451	2,995,929
Mannatech Inc.(b)	204,008	636,505
Neogen Corp.(a)	294,434	6,951,587
Par Pharmaceutical Companies Inc.(a)	458,533	12,407,903
PetMed Express Inc.(b)	302,232	5,328,350
PharMerica Corp.(a)	404,977	6,431,035
Salix Pharmaceuticals Ltd.(a)	731,762	18,586,755
Theragenics Corp.(a)	438,682	587,834
ViroPharma Inc.(a)	1,024,104	8,592,233

		95,477,724
REAL ESTATE—0.20%
Forestar Group Inc.(a)	472,764	10,391,353

		10,391,353
REAL ESTATE INVESTMENT TRUSTS—6.41%
Acadia Realty Trust	525,867	8,871,376
BioMed Realty Trust Inc.	1,294,654	20,429,640
Cedar Shopping Centers Inc.	596,511	4,056,275
Colonial Properties Trust	872,842	10,238,437
DiamondRock Hospitality Co.	1,532,920	12,983,832
EastGroup Properties Inc.	338,662	12,963,981
Entertainment Properties Trust	553,415	19,518,947
Extra Space Storage Inc.	1,138,484	13,149,490
Franklin Street Properties Corp.	877,791	12,824,527
Healthcare Realty Trust Inc.	782,407	16,790,454
Home Properties Inc.	442,323	21,103,230
Inland Real Estate Corp.	937,938	7,644,195
Kilroy Realty Corp.(b)	568,757	17,443,777
Kite Realty Group Trust	837,152	3,407,209
LaSalle Hotel Properties	837,221	17,774,202
Lexington Realty Trust	1,341,955	8,159,086
LTC Properties Inc.	302,041	8,079,597
Medical Properties Trust Inc.	1,055,125	10,551,250
Mid-America Apartment Communities Inc.	380,411	18,366,243
National Retail Properties Inc.	1,086,272	23,050,692
Parkway Properties Inc.	286,076	5,956,102
Pennsylvania Real Estate Investment Trust(b)	524,061	4,433,556
Post Properties Inc.	638,094	12,506,642
PS Business Parks Inc.	237,627	11,893,231
Sovran Self Storage Inc.	361,615	12,920,504
Tanger Factory Outlet Centers Inc.	531,002	20,703,768
Urstadt Biddle Properties Inc. Class A	275,504	4,206,946

		340,027,189
RETAIL—8.41%
Big 5 Sporting Goods Corp.	285,013	4,896,523
BJ’s Restaurants Inc.(a)	279,898	5,267,680
Brown Shoe Co. Inc.	567,076	5,597,040
Buckle Inc. (The)(b)	334,942	9,807,102

Buffalo Wild Wings Inc.(a)(b)	237,228	9,553,172
Cabela’s Inc.(a)(b)	533,355	7,605,642
California Pizza Kitchen Inc.(a)	320,284	4,307,820
Casey’s General Stores Inc.	671,247	21,426,204
Cash America International Inc.	385,967	13,493,406
Cato Corp. (The) Class A	390,817	7,839,789
CEC Entertainment Inc.(a)	299,800	9,569,616
Children’s Place Retail Stores Inc. (The)(a)(b)	360,698	11,906,641
Christopher & Banks Corp.	477,874	3,641,400
CKE Restaurants Inc.	730,068	6,176,375
Cracker Barrel Old Country Store Inc.	301,310	11,446,767
DineEquity Inc.(a)(b)	198,747	4,827,565
Dress Barn Inc.(a)(b)	718,339	16,593,631
EZCORP Inc.(a)	640,495	11,022,919
Finish Line Inc. (The) Class A	739,235	9,277,399
First Cash Financial Services Inc.(a)	351,114	7,791,220
Fred’s Inc. Class A	530,853	5,414,701
Genesco Inc.(a)	299,837	8,233,524
Group 1 Automotive Inc.(a)	318,595	9,032,168
Haverty Furniture Companies Inc.(b)	244,759	3,360,541
Hibbett Sports Inc.(a)(b)	379,058	8,335,485
Hot Topic Inc.(a)	586,772	3,731,870
HSN Inc.(a)	519,822	10,495,206
Insight Enterprises Inc.(a)	607,001	6,931,951
Jack in the Box Inc.(a)	754,878	14,848,450
Jo-Ann Stores Inc.(a)	352,977	12,791,886
Jos. A. Bank Clothiers Inc.(a)	240,782	10,158,593
Landry’s Restaurants Inc.(a)(b)	106,632	2,270,195
Lithia Motors Inc. Class A(a)(b)	280,762	2,307,864
Lumber Liquidators Inc.(a)	205,058	5,495,554
MarineMax Inc.(a)(b)	282,777	2,598,721
Men’s Wearhouse Inc. (The)	687,383	14,476,286
Movado Group Inc.	238,519	2,318,405
O’Charley’s Inc.(a)	246,019	1,611,424
OfficeMax Inc.(a)	1,005,010	12,753,577
P.F. Chang’s China Bistro Inc.(a)(b)	305,169	11,568,957
Papa John’s International Inc.(a)	291,352	6,805,983
Pep Boys - Manny, Moe & Jack (The)	616,348	5,214,304
Red Robin Gourmet Burgers Inc.(a)	206,822	3,702,114
Ruby Tuesday Inc.(a)	852,925	6,141,060
Ruth’s Hospitality Group Inc.(a)	260,366	544,165
School Specialty Inc.(a)(b)	211,986	4,958,353
Sonic Automotive Inc.(a)	524,290	5,447,373
Sonic Corp.(a)	807,678	8,133,317
Stage Stores Inc.	503,893	6,228,117
Steak n Shake Co. (The)(a)	16,102	5,218,980
Stein Mart Inc.(a)	347,193	3,701,077
Texas Roadhouse Inc.(a)(b)	678,803	7,622,958
Tractor Supply Co.(a)(b)	476,543	25,237,717
Tuesday Morning Corp.(a)	411,659	1,062,080
World Fuel Services Corp.	783,375	20,986,616
Zale Corp.(a)(b)	323,946	881,133
Zumiez Inc.(a)(b)	276,527	3,517,423

		446,186,039
SAVINGS & LOANS—0.22%
Brookline Bancorp Inc.	780,687	7,736,608
Dime Community Bancshares Inc.	337,986	3,961,196

		11,697,804
SEMICONDUCTORS—4.61%
Actel Corp.(a)	341,560	4,057,733
ATMI Inc.(a)	414,967	7,726,686

Brooks Automation Inc.(a)	851,797	7,308,418
Cabot Microelectronics Corp.(a)	308,560	10,170,138
Cohu Inc.	305,800	4,265,910
Cypress Semiconductor Corp.(a)	2,053,105	21,680,789
Diodes Inc.(a)	458,447	9,375,241
DSP Group Inc.(a)	299,089	1,683,871
Exar Corp.(a)	569,279	4,047,574
Hittite Microwave Corp.(a)	281,598	11,475,119
Kopin Corp.(a)	880,301	3,679,658
Kulicke and Soffa Industries Inc.(a)	917,191	4,943,659
Micrel Inc.	569,837	4,672,663
Microsemi Corp.(a)	1,079,829	19,166,965
MKS Instruments Inc.(a)	651,691	11,345,940
Pericom Semiconductor Corp.(a)	335,518	3,868,523
Rudolph Technologies Inc.(a)	403,286	2,710,082
Skyworks Solutions Inc.(a)	2,298,550	32,616,425
Standard Microsystems Corp.(a)	294,184	6,113,144
Supertex Inc.(a)	171,005	5,095,949
TriQuint Semiconductor Inc.(a)	2,003,741	12,022,446
Ultratech Inc.(a)	313,493	4,658,506
Varian Semiconductor Equipment Associates Inc.(a)	969,836	34,797,716
Veeco Instruments Inc.(a)	507,756	16,776,258

		244,259,413
SOFTWARE—3.77%
Avid Technology Inc.(a)	377,114	4,811,975
Blackbaud Inc.	580,943	13,727,683
CommVault Systems Inc.(a)	554,646	13,139,564
Computer Programs and Systems Inc.	129,208	5,950,028
Concur Technologies Inc.(a)(b)	562,403	24,042,728
CSG Systems International Inc.(a)	464,488	8,867,076
Digi International Inc.(a)	322,157	2,938,072
Ebix Inc.(a)(b)	133,270	6,507,574
Eclipsys Corp.(a)	750,289	13,895,352
Epicor Software Corp.(a)	609,497	4,644,367
EPIQ Systems Inc.(a)	430,572	6,023,702
JDA Software Group Inc.(a)	399,759	10,181,862
Omnicell Inc.(a)	421,271	4,924,658
Phase Forward Inc.(a)	572,403	8,786,386
Phoenix Technologies Ltd.(a)	456,299	1,254,822
Progress Software Corp.(a)	529,089	15,454,690
Quality Systems Inc.(b)	249,095	15,640,675
Smith Micro Software Inc.(a)	393,450	3,596,133
SYNNEX Corp.(a)	272,708	8,361,227
Take-Two Interactive Software Inc.(a)(b)	1,068,461	10,738,033
Taleo Corp. Class A(a)	505,109	11,880,164
THQ Inc.(a)(b)	896,112	4,516,404

		199,883,175
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)	469,081	6,609,351

		6,609,351
TELECOMMUNICATIONS—2.91%
Adaptec Inc.(a)	1,594,212	5,340,610
Anixter International Inc.(a)	380,611	17,926,778
Applied Signal Technology Inc.	174,396	3,364,099
ARRIS Group Inc.(a)	1,652,542	18,888,555
Black Box Corp.	232,112	6,578,054
Cbeyond Inc.(a)(b)	341,133	5,372,845
Comtech Telecommunications Corp.(a)	371,986	13,038,109
EMS Technologies Inc.(a)	203,687	2,953,462

General Communication Inc. Class A(a)	581,092	3,707,367
Harmonic Inc.(a)	1,271,061	8,045,816
Iowa Telecommunications Services Inc.	433,888	7,271,963
NETGEAR Inc.(a)	455,629	9,882,593
Network Equipment Technologies Inc.(a)	386,249	1,564,308
Neutral Tandem Inc.(a)(b)	443,568	10,091,172
Newport Corp.(a)	479,767	4,409,059
Novatel Wireless Inc.(a)(b)	408,693	3,257,283
Symmetricom Inc.(a)	571,092	2,969,678
Tekelec(a)	886,936	13,552,382
Tollgrade Communications Inc.(a)	168,040	1,026,724
USA Mobility Inc.	300,443	3,307,877
Viasat Inc.(a)	369,465	11,741,598

		154,290,332
TEXTILES—0.29%
G&K Services Inc. Class A	244,561	6,145,818
UniFirst Corp.	189,585	9,120,934

		15,266,752
TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.(a)	366,976	4,447,749
RC2 Corp.(a)	278,889	4,113,613

		8,561,362
TRANSPORTATION—1.65%
Arkansas Best Corp.	332,875	9,796,511
Bristow Group Inc.(a)	472,982	18,186,158
Forward Air Corp.	381,195	9,548,935
Heartland Express Inc.	692,380	10,572,643
Hub Group Inc. Class A(a)	499,086	13,390,477
Knight Transportation Inc.	767,966	14,814,064
Old Dominion Freight Line Inc.(a)	368,292	11,306,564

		87,615,352
WATER—0.16%
American States Water Co.	244,790	8,668,014

		8,668,014

TOTAL COMMON STOCKS
(Cost: $6,229,439,799)		5,291,542,066

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.62%

MONEY MARKET FUNDS—6.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	297,735,188	297,735,188
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	48,425,953	48,425,953
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	4,783,309	4,783,309

		350,944,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $350,944,450)		350,944,450

TOTAL INVESTMENTS IN SECURITIES—106.41%
(Cost: $6,580,384,249)	5,642,486,516
Other Assets, Less Liabilities—(6.41)%	(340,059,061)

NET ASSETS—100.00%	$5,302,427,455

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.12%
inVentiv Health Inc.(a)	113,608	$1,837,041

		1,837,041
AEROSPACE & DEFENSE—1.42%
AeroVironment Inc.(a)	109,463	3,183,184
Curtiss-Wright Corp.	154,416	4,836,309
GenCorp Inc.(a)	373,656	2,615,592
Orbital Sciences Corp.(a)	171,421	2,615,884
Teledyne Technologies Inc.(a)	119,330	4,577,499
Triumph Group Inc.	71,069	3,429,079

		21,257,547
AGRICULTURE—0.23%
Andersons Inc. (The)	134,581	3,474,881

		3,474,881
AIRLINES—0.35%
Allegiant Travel Co.(a)	111,732	5,270,398

		5,270,398
APPAREL—3.70%
Carter’s Inc.(a)	242,415	6,363,394
Crocs Inc.(a)	631,596	3,631,677
Deckers Outdoor Corp.(a)	94,599	9,622,610
Gymboree Corp.(a)	219,861	9,561,755
Iconix Brand Group Inc.(a)	525,649	6,649,460
Maidenform Brands Inc.(a)	89,122	1,487,446
Oxford Industries Inc.	56,207	1,162,361
SKECHERS U.S.A. Inc. Class A(a)	164,876	4,849,003
True Religion Apparel Inc.(a)(b)	186,877	3,455,356
Volcom Inc.(a)	122,592	2,052,190
Wolverine World Wide Inc.	237,155	6,455,359

		55,290,611
AUTO PARTS & EQUIPMENT—0.16%
ATC Technology Corp.(a)	70,551	1,682,641
Spartan Motors Inc.	123,000	692,490

		2,375,131
BANKS—2.79%
Bank of the Ozarks Inc.	56,626	1,657,443
City Holding Co.	45,924	1,484,723
First Financial Bancorp	143,373	2,087,511
First Financial Bankshares Inc.	84,283	4,570,667
Hancock Holding Co.	112,685	4,934,476
Home Bancshares Inc.	57,758	1,390,235
NBT Bancorp Inc.	104,069	2,119,886
Prosperity Bancshares Inc.	174,123	7,046,758
Signature Bank(a)	298,824	9,532,486

Tompkins Financial Corp.	23,649	957,784
TrustCo Bank Corp. NY	203,063	1,279,297
UMB Financial Corp.	116,642	4,589,863

		41,651,129
BEVERAGES—0.45%
Boston Beer Co. Inc. Class A(a)	74,629	3,477,711
Peet’s Coffee & Tea Inc.(a)	95,612	3,186,748

		6,664,459
BIOTECHNOLOGY—1.72%
ArQule Inc.(a)	96,682	356,757
CryoLife Inc.(a)	85,547	549,212
Enzo Biochem Inc.(a)	245,659	1,321,645
Integra LifeSciences Holdings Corp.(a)	150,969	5,552,640
Regeneron Pharmaceuticals Inc.(a)	468,262	11,322,575
Savient Pharmaceuticals Inc.(a)	489,998	6,668,873

		25,771,702
BUILDING MATERIALS—0.49%
AAON Inc.	92,427	1,801,402
Eagle Materials Inc.	138,618	3,610,999
Quanex Building Products Corp.	108,192	1,836,018

		7,248,419
CHEMICALS—1.53%
Balchem Corp.	137,393	4,604,039
H.B. Fuller Co.	128,667	2,927,174
NewMarket Corp.	86,204	9,893,633
PolyOne Corp.(a)	325,782	2,433,592
Stepan Co.	31,465	2,039,247
Zep Inc.	59,450	1,029,674

		22,927,359
COMMERCIAL SERVICES—6.50%
Administaff Inc.	85,407	2,014,751
American Public Education Inc.(a)(b)	64,415	2,213,299
Arbitron Inc.	192,289	4,503,408
Capella Education Co.(a)	107,008	8,057,702
Chemed Corp.	97,952	4,698,757
Coinstar Inc.(a)(b)	228,645	6,351,758
Consolidated Graphics Inc.(a)	46,862	1,641,107
CorVel Corp.(a)	53,261	1,786,374
Exponent Inc.(a)	101,248	2,818,744
Forrester Research Inc.(a)	109,065	2,830,237
Healthcare Services Group Inc.	188,789	4,051,412
Heidrick & Struggles International Inc.	125,613	3,924,150
Hillenbrand Inc.	204,907	3,860,448
HMS Holdings Corp.(a)	189,388	9,221,302
Landauer Inc.	36,570	2,245,398
MAXIMUS Inc.	130,054	6,502,700
Midas Inc.(a)	39,528	334,012
Monro Muffler Brake Inc.	145,003	4,848,900
On Assignment Inc.(a)	137,997	986,679
PAREXEL International Corp.(a)	278,144	3,921,830
Pre-Paid Legal Services Inc.(a)(b)	33,633	1,381,644
StarTek Inc.(a)	47,794	357,499
TeleTech Holdings Inc.(a)	238,724	4,781,642
Ticketmaster Entertainment Inc.(a)	278,666	3,405,299
Universal Technical Institute Inc.(a)	74,713	1,509,203
Wright Express Corp.(a)	280,737	8,944,281

		97,192,536

COMPUTERS—2.75%
Compellent Technologies Inc.(a)	167,137	3,790,667
Integral Systems Inc.(a)	62,363	540,064
Manhattan Associates Inc.(a)	165,783	3,983,765
Mercury Computer Systems Inc.(a)	173,227	1,907,229
MTS Systems Corp.	49,157	1,412,772
NetScout Systems Inc.(a)	251,348	3,679,735
Radiant Systems Inc.(a)	202,181	2,102,682
RadiSys Corp.(a)	75,017	716,412
Sigma Designs Inc.(a)(b)	197,860	2,117,102
Stratasys Inc.(a)	149,529	2,583,861
Sykes Enterprises Inc.(a)	258,708	6,589,293
Synaptics Inc.(a)(b)	250,205	7,668,783
Tyler Technologies Inc.(a)	203,356	4,048,818

		41,141,183
COSMETICS & PERSONAL CARE—0.88%
Chattem Inc.(a)	140,191	13,079,820

		13,079,820
DISTRIBUTION & WHOLESALE—0.46%
MWI Veterinary Supply Inc.(a)	54,928	2,070,786
Watsco Inc.	96,725	4,737,590

		6,808,376
DIVERSIFIED FINANCIAL SERVICES—3.00%
Financial Federal Corp.	95,945	2,638,487
Greenhill & Co. Inc.(b)	86,065	6,905,856
Investment Technology Group Inc.(a)	206,303	4,064,169
optionsXpress Holdings Inc.	314,369	4,857,001
Piper Jaffray Companies(a)	36,507	1,847,619
Portfolio Recovery Associates Inc.(a)	114,093	5,120,494
Stifel Financial Corp.(a)	223,074	13,214,904
TradeStation Group Inc.(a)	244,637	1,930,186
World Acceptance Corp.(a)(b)	119,740	4,290,284

		44,869,000
ELECTRIC—0.21%
El Paso Electric Co.(a)	153,034	3,103,530

		3,103,530
ELECTRICAL COMPONENTS & EQUIPMENT—0.76%
Advanced Energy Industries Inc.(a)	90,295	1,361,649
Belden Inc.	164,751	3,611,342
Greatbatch Inc.(a)	110,862	2,131,876
Littelfuse Inc.(a)	108,914	3,501,585
Vicor Corp.(a)	84,852	789,124

		11,395,576
ELECTRONICS—4.22%
American Science and Engineering Inc.	35,287	2,676,166
Analogic Corp.	38,859	1,496,460
Badger Meter Inc.	62,680	2,495,918
Brady Corp. Class A	192,768	5,784,968
Cubic Corp.	57,320	2,138,036
Cymer Inc.(a)	212,423	8,152,795
Daktronics Inc.	155,415	1,431,372
Dionex Corp.(a)	130,470	9,637,819
FARO Technologies Inc.(a)	118,900	2,549,216
FEI Co.(a)	177,482	4,145,980
II-VI Inc.(a)	182,880	5,815,584
Keithley Instruments Inc.	45,187	210,120
Methode Electronics Inc.	93,717	813,464

Park Electrochemical Corp.	63,403	1,752,459
Plexus Corp.(a)	177,592	5,061,372
Sonic Solutions Inc.(a)	130,423	1,542,904
TTM Technologies Inc.(a)	318,246	3,669,376
Watts Water Technologies Inc. Class A	120,915	3,738,692

		63,112,701
ENGINEERING & CONSTRUCTION—0.22%
Stanley Inc.(a)	118,841	3,257,432

		3,257,432
ENTERTAINMENT—0.32%
Pinnacle Entertainment Inc.(a)	168,686	1,514,800
Shuffle Master Inc.(a)	395,687	3,260,461

		4,775,261
ENVIRONMENTAL CONTROL—1.38%
Calgon Carbon Corp.(a)	238,859	3,320,140
Darling International Inc.(a)	605,728	5,076,001
Tetra Tech Inc.(a)	451,062	12,255,355

		20,651,496
FOOD—1.79%
Calavo Growers Inc.	86,462	1,469,854
Cal-Maine Foods Inc.(b)	92,825	3,163,476
Diamond Foods Inc.	57,448	2,041,702
J&J Snack Foods Corp.	53,121	2,122,715
Lance Inc.	127,296	3,347,885
Sanderson Farms Inc.	128,679	5,425,107
TreeHouse Foods Inc.(a)	235,032	9,133,344

		26,704,083
FOREST PRODUCTS & PAPER—1.35%
Buckeye Technologies Inc.(a)	145,443	1,419,524
Deltic Timber Corp.	29,887	1,380,182
Rock-Tenn Co. Class A	162,822	8,207,857
Schweitzer-Mauduit International Inc.	130,459	9,177,791

		20,185,354
GAS—0.22%
Northwest Natural Gas Co.	74,088	3,336,924

		3,336,924
HAND & MACHINE TOOLS—0.58%
Baldor Electric Co.	309,155	8,684,164

		8,684,164
HEALTH CARE - PRODUCTS—5.29%
Abaxis Inc.(a)	162,301	4,146,791
Align Technology Inc.(a)	492,566	8,777,526
American Medical Systems Holdings Inc.(a)	548,018	10,571,267
Cantel Medical Corp.(a)	94,593	1,908,887
Cooper Companies Inc. (The)	332,621	12,679,513
Cyberonics Inc.(a)	175,712	3,591,553
Haemonetics Corp.(a)	113,109	6,237,961
ICU Medical Inc.(a)	49,709	1,811,396
Kensey Nash Corp.(a)	81,575	2,080,162
Meridian Bioscience Inc.	167,193	3,603,009
Merit Medical Systems Inc.(a)	121,895	2,351,355
Natus Medical Inc.(a)	209,503	3,098,549
PSS World Medical Inc.(a)	224,048	5,056,763
SurModics Inc.(a)(b)	128,889	2,920,625
West Pharmaceutical Services Inc.	152,972	5,996,502

Zoll Medical Corp.(a)	155,258	4,148,494

		78,980,353
HEALTH CARE - SERVICES—4.49%
Air Methods Corp.(a)	80,483	2,705,838
Almost Family Inc.(a)	59,876	2,366,898
Amedisys Inc.(a)(b)	205,864	9,996,756
AmSurg Corp.(a)	114,862	2,529,261
Bio-Reference Laboratories Inc.(a)	87,509	3,429,478
Genoptix Inc.(a)(b)	126,327	4,488,398
Healthways Inc.(a)	249,017	4,566,972
IPC The Hospitalist Co. Inc.(a)	99,781	3,317,718
LHC Group Inc.(a)	111,489	3,747,145
MEDNAX Inc.(a)	342,598	20,593,566
Odyssey Healthcare Inc.(a)	243,788	3,798,217
RehabCare Group Inc.(a)	181,614	5,526,514

		67,066,761
HOME BUILDERS—0.09%
Winnebago Industries Inc.(a)	103,752	1,265,774

		1,265,774
HOME FURNISHINGS—0.57%
DTS Inc.(a)	129,039	4,414,424
La-Z-Boy Inc.(a)	182,406	1,738,329
Universal Electronics Inc.(a)	100,729	2,338,927

		8,491,680
HOUSEHOLD PRODUCTS & WARES—0.14%
Kid Brands Inc.(a)	49,037	214,782
WD-40 Co.	58,755	1,901,312

		2,116,094
HOUSEWARES—0.60%
National Presto Industries Inc.	35,303	3,856,147
Toro Co. (The)(b)	123,420	5,160,190

		9,016,337
INSURANCE—1.29%
Delphi Financial Group Inc. Class A	185,030	4,139,121
eHealth Inc.(a)	172,376	2,832,138
Navigators Group Inc. (The)(a)	39,664	1,868,571
RLI Corp.	49,603	2,641,360
Tower Group Inc.	330,827	7,744,660

		19,225,850
INTERNET—4.16%
Blue Coat Systems Inc.(a)	298,780	8,527,181
Blue Nile Inc.(a)(b)	107,161	6,786,506
comScore Inc.(a)	178,258	3,128,428
CyberSource Corp.(a)	515,200	10,360,672
DealerTrack Holdings Inc.(a)	297,555	5,591,058
eResearchTechnology Inc.(a)	311,999	1,875,114
j2 Global Communications Inc.(a)	332,352	6,763,363
Knot Inc. (The)(a)	221,867	2,234,201
NutriSystem Inc.(b)	227,692	7,097,160
Perficient Inc.(a)	226,893	1,912,708
Stamps.com Inc.(a)	85,860	772,740
United Online Inc.	217,063	1,560,683
Websense Inc.(a)	321,980	5,621,771

		62,231,585

LEISURE TIME—0.99%
Interval Leisure Group Inc.(a)	291,175	3,630,952
Multimedia Games Inc.(a)(b)	115,824	696,102
Polaris Industries Inc.(b)	240,726	10,502,875

		14,829,929
MACHINERY—1.53%
Cognex Corp.	160,479	2,843,688
Gardner Denver Inc.	383,259	16,307,670
Intevac Inc.(a)	163,221	1,872,145
Lindsay Corp.(b)	47,756	1,903,077

		22,926,580
MANUFACTURING—1.17%
A.O. Smith Corp.	88,752	3,850,949
AZZ Inc.(a)	90,501	2,959,383
CLARCOR Inc.	174,002	5,644,625
ESCO Technologies Inc.	103,128	3,697,139
Sturm, Ruger & Co. Inc.(b)	140,202	1,359,959

		17,512,055
METAL FABRICATE & HARDWARE—0.45%
CIRCOR International Inc.	54,949	1,383,616
Kaydon Corp.	149,271	5,337,931

		6,721,547
MINING—0.66%
AMCOL International Corp.	182,834	5,196,142
Brush Engineered Materials Inc.(a)	77,594	1,438,593
RTI International Metals Inc.(a)	128,534	3,235,201

		9,869,936
MISCELLANEOUS - MANUFACTURING—0.14%
John Bean Technologies Corp.	126,171	2,146,169

		2,146,169
OIL & GAS—1.76%
Holly Corp.	160,545	4,114,768
PetroQuest Energy Inc.(a)	198,272	1,215,407
St. Mary Land & Exploration Co.	460,419	15,764,747
Stone Energy Corp.(a)	129,395	2,335,580
Swift Energy Co.(a)	118,450	2,838,062

		26,268,564
OIL & GAS SERVICES—4.60%
CARBO Ceramics Inc.	140,890	9,604,471
Dril-Quip Inc.(a)	220,685	12,464,289
Gulf Island Fabrication Inc.	105,366	2,215,847
Hornbeck Offshore Services Inc.(a)	169,368	3,942,887
ION Geophysical Corp.(a)	531,059	3,143,869
Lufkin Industries Inc.	109,457	8,012,252
Oil States International Inc.(a)	366,415	14,396,445
SEACOR Holdings Inc.(a)	89,404	6,817,055
Superior Well Services Inc.(a)	136,267	1,943,167
Tetra Technologies Inc.(a)	555,286	6,152,569

		68,692,851
PHARMACEUTICALS—2.90%
Catalyst Health Solutions Inc.(a)	282,973	10,320,025
Cubist Pharmaceuticals Inc.(a)	426,769	8,095,808
Emergent BioSolutions Inc.(a)	54,493	740,560
Neogen Corp.(a)	163,826	3,867,932
Par Pharmaceutical Companies Inc.(a)	256,333	6,936,371
PetMed Express Inc.(b)	168,497	2,970,602

Salix Pharmaceuticals Ltd.(a)	408,698	10,380,929
Theragenics Corp.(a)	68,581	91,899

		43,404,126
REAL ESTATE—0.39%
Forestar Group Inc.(a)	264,573	5,815,315

		5,815,315
REAL ESTATE INVESTMENT TRUSTS—5.73%
Acadia Realty Trust	292,817	4,939,823
BioMed Realty Trust Inc.	332,648	5,249,185
DiamondRock Hospitality Co.	858,207	7,269,013
EastGroup Properties Inc.	106,033	4,058,943
Entertainment Properties Trust	160,913	5,675,401
Extra Space Storage Inc.	241,278	2,786,761
Healthcare Realty Trust Inc.	174,689	3,748,826
Home Properties Inc.	130,986	6,249,342
Kilroy Realty Corp.	146,109	4,481,163
LaSalle Hotel Properties	294,721	6,256,927
LTC Properties Inc.	80,875	2,163,406
Medical Properties Trust Inc.	590,031	5,900,310
Mid-America Apartment Communities Inc.	112,641	5,438,307
National Retail Properties Inc.	321,798	6,828,554
PS Business Parks Inc.	77,001	3,853,900
Sovran Self Storage Inc.	92,973	3,321,925
Tanger Factory Outlet Centers Inc.	166,196	6,479,982
Urstadt Biddle Properties Inc. Class A	63,824	974,592

		85,676,360
RETAIL—8.34%
Big 5 Sporting Goods Corp.	158,188	2,717,670
BJ’s Restaurants Inc.(a)	155,617	2,928,712
Buckle Inc. (The)(b)	187,330	5,485,022
Buffalo Wild Wings Inc.(a)(b)	132,681	5,343,064
California Pizza Kitchen Inc.(a)	177,889	2,392,607
Cash America International Inc.	215,687	7,540,418
Cato Corp. (The) Class A	91,435	1,834,186
CEC Entertainment Inc.(a)	167,416	5,343,919
Cracker Barrel Old Country Store Inc.	168,405	6,397,706
DineEquity Inc.(a)(b)	69,003	1,676,083
Dress Barn Inc.(a)(b)	401,326	9,270,631
EZCORP Inc.(a)	207,837	3,576,875
First Cash Financial Services Inc.(a)	195,597	4,340,297
Genesco Inc.(a)	90,462	2,484,087
Hibbett Sports Inc.(a)	211,168	4,643,584
HSN Inc.(a)	290,830	5,871,858
Jo-Ann Stores Inc.(a)	130,192	4,718,158
Jos. A. Bank Clothiers Inc.(a)	134,683	5,682,276
Lumber Liquidators Inc.(a)	114,034	3,056,111
Men’s Wearhouse Inc. (The)	207,362	4,367,044
OfficeMax Inc.(a)	196,107	2,488,598
P.F. Chang’s China Bistro Inc.(a)(b)	170,324	6,456,983
Papa John’s International Inc.(a)	97,283	2,272,531
Sonic Automotive Inc.(a)	101,931	1,059,063
Sonic Corp.(a)	449,572	4,527,190
Steak n Shake Co. (The)(a)	5,192	1,682,831
Stein Mart Inc.(a)	98,032	1,045,021
Texas Roadhouse Inc.(a)	377,719	4,241,784
Tractor Supply Co.(a)	175,628	9,301,259
Zumiez Inc.(a)	154,461	1,964,744

		124,710,312

SAVINGS & LOANS—0.17%
Brookline Bancorp Inc.	178,251	1,766,467
Dime Community Bancshares Inc.	69,159	810,543

		2,577,010
SEMICONDUCTORS—6.23%
Actel Corp.(a)	82,689	982,345
ATMI Inc.(a)	129,215	2,405,983
Brooks Automation Inc.(a)	223,899	1,921,053
Cabot Microelectronics Corp.(a)	72,653	2,394,643
Cypress Semiconductor Corp.(a)	1,148,678	12,130,040
Diodes Inc.(a)	256,992	5,255,486
DSP Group Inc.(a)	75,454	424,806
Exar Corp.(a)	157,024	1,116,441
Hittite Microwave Corp.(a)	157,407	6,414,335
Kopin Corp.(a)	487,362	2,037,173
Kulicke and Soffa Industries Inc.(a)	240,245	1,294,921
Micrel Inc.	161,982	1,328,252
Microsemi Corp.(a)	247,223	4,388,208
Pericom Semiconductor Corp.(a)	189,013	2,179,320
Rudolph Technologies Inc.(a)	111,499	749,273
Skyworks Solutions Inc.(a)	1,283,773	18,216,739
Standard Microsystems Corp.(a)	62,670	1,302,283
Supertex Inc.(a)	44,060	1,312,988
TriQuint Semiconductor Inc.(a)	1,121,123	6,726,738
Ultratech Inc.(a)	80,051	1,189,558
Varian Semiconductor Equipment Associates Inc.(a)	276,241	9,911,527
Veeco Instruments Inc.(a)	284,039	9,384,649

		93,066,761
SOFTWARE—5.90%
Blackbaud Inc.	324,885	7,677,033
CommVault Systems Inc.(a)	309,846	7,340,252
Computer Programs and Systems Inc.	71,859	3,309,107
Concur Technologies Inc.(a)(b)	314,083	13,427,048
CSG Systems International Inc.(a)	258,523	4,935,204
Ebix Inc.(a)(b)	74,279	3,627,044
Eclipsys Corp.(a)	418,975	7,759,417
Epicor Software Corp.(a)	340,027	2,591,006
EPIQ Systems Inc.(a)	160,736	2,248,697
JDA Software Group Inc.(a)	223,689	5,697,359
Omnicell Inc.(a)	154,902	1,810,804
Phase Forward Inc.(a)	318,809	4,893,718
Phoenix Technologies Ltd.(a)	135,801	373,453
Progress Software Corp.(a)	148,004	4,323,197
Quality Systems Inc.(b)	139,205	8,740,682
Smith Micro Software Inc.(a)	219,904	2,009,923
Taleo Corp. Class A(a)	282,376	6,641,484
THQ Inc.(a)	163,528	824,181

		88,229,609
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)	177,673	2,503,413

		2,503,413
TELECOMMUNICATIONS—2.78%
Anixter International Inc.(a)	110,443	5,201,865
Applied Signal Technology Inc.	48,001	925,939
ARRIS Group Inc.(a)	461,794	5,278,305
Cbeyond Inc.(a)(b)	190,244	2,996,343
Iowa Telecommunications Services Inc.	106,335	1,782,175
NETGEAR Inc.(a)	254,872	5,528,174
Network Equipment Technologies Inc.(a)	100,010	405,040
Neutral Tandem Inc.(a)(b)	246,918	5,617,384

Newport Corp.(a)	98,447	904,728
Novatel Wireless Inc.(a)	227,248	1,811,167
Symmetricom Inc.(a)	121,444	631,509
Tekelec(a)	213,639	3,264,404
USA Mobility Inc.	59,701	657,308
Viasat Inc.(a)	206,463	6,561,394

		41,565,735
TEXTILES—0.20%
UniFirst Corp.	61,185	2,943,610

		2,943,610
TOYS, GAMES & HOBBIES—0.07%
RC2 Corp.(a)	68,469	1,009,918

		1,009,918
TRANSPORTATION—1.33%
Forward Air Corp.	213,320	5,343,666
Heartland Express Inc.	201,383	3,075,118
Hub Group Inc. Class A(a)	122,791	3,294,483
Knight Transportation Inc.	253,080	4,881,913
Old Dominion Freight Line Inc.(a)	106,997	3,284,808

		19,879,988
WATER—0.16%
American States Water Co.	66,863	2,367,619

		2,367,619

TOTAL COMMON STOCKS
(Cost: $1,406,374,082)		1,493,177,954

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.26%

MONEY MARKET FUNDS—6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	80,281,447	80,281,447
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	13,057,595	13,057,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	209,970	209,970

		93,549,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,549,012)		93,549,012

TOTAL INVESTMENTS IN SECURITIES—106.16%
(Cost: $1,499,923,094)		1,586,726,966
Other Assets, Less Liabilities—(6.16)%		(92,105,970)

NET ASSETS—100.00%		$1,494,620,996

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.15%
inVentiv Health Inc.(a)	144,778	$2,341,060

		2,341,060
AEROSPACE & DEFENSE—3.22%
AAR Corp.(a)	309,983	7,123,409
Curtiss-Wright Corp.	196,230	6,145,924
Esterline Technologies Corp.(a)	236,866	9,657,027
Kaman Corp.	205,253	4,739,292
Moog Inc. Class A(a)	360,917	10,549,604
Orbital Sciences Corp.(a)	267,441	4,081,150
Teledyne Technologies Inc.(a)	157,874	6,056,047
Triumph Group Inc.	55,904	2,697,368

		51,049,821
AGRICULTURE—0.22%
Alliance One International Inc.(a)	710,925	3,469,314

		3,469,314
AIRLINES—0.47%
SkyWest Inc.	442,784	7,491,905

		7,491,905
APPAREL—1.46%
Carter’s Inc.(a)	190,118	4,990,597
K-Swiss Inc. Class A(a)	216,396	2,150,976
Liz Claiborne Inc.(a)(b)	757,827	4,266,566
Maidenform Brands Inc.(a)	59,347	990,501
Oxford Industries Inc.	50,194	1,038,012
Perry Ellis International Inc.(a)	81,751	1,231,170
Quiksilver Inc.(a)	1,027,235	2,075,015
SKECHERS U.S.A. Inc. Class A(a)	88,149	2,592,462
Wolverine World Wide Inc.	138,402	3,767,302

		23,102,601
AUTO PARTS & EQUIPMENT—0.43%
ATC Technology Corp.(a)	83,019	1,980,003
Spartan Motors Inc.	130,061	732,243
Standard Motor Products Inc.(a)	146,953	1,252,040
Superior Industries International Inc.	185,260	2,834,478

		6,798,764
BANKS—9.78%
Bank Mutual Corp.	370,589	2,564,476
Bank of the Ozarks Inc.	42,788	1,252,405
Boston Private Financial Holdings Inc.	518,059	2,989,200
City Holding Co.	77,492	2,505,316
Columbia Banking System Inc.	224,210	3,627,718
Community Bank System Inc.	260,959	5,039,118
East West Bancorp Inc.	730,003	11,534,047

First BanCorp (Puerto Rico)(b)	608,349	1,399,203
First Commonwealth Financial Corp.	604,545	2,811,134
First Financial Bancorp	197,774	2,879,589
First Financial Bankshares Inc.	74,727	4,052,445
First Midwest Bancorp Inc.	436,827	4,757,046
Glacier Bancorp Inc.	490,814	6,733,968
Hancock Holding Co.	103,988	4,553,635
Hanmi Financial Corp.(a)(b)	420,353	504,424
Home Bancshares Inc.	93,870	2,259,451
Independent Bank Corp. (Massachusetts)	167,011	3,488,860
Nara Bancorp Inc.(a)	258,592	2,932,433
National Penn Bancshares Inc.	1,001,545	5,798,946
NBT Bancorp Inc.	161,693	3,293,686
Old National Bancorp	694,035	8,626,855
Pinnacle Financial Partners Inc.(a)	262,971	3,739,448
PrivateBancorp Inc.	466,899	4,188,084
Prosperity Bancshares Inc.	181,049	7,327,053
S&T Bancorp Inc.(b)	192,390	3,272,554
Simmons First National Corp. Class A	119,939	3,334,304
South Financial Group Inc. (The)(b)	1,730,888	1,115,903
Sterling Bancorp	145,459	1,038,577
Sterling Bancshares Inc.	652,518	3,347,417
Susquehanna Bancshares Inc.	689,053	4,058,522
Tompkins Financial Corp.	30,399	1,231,160
TrustCo Bank Corp. NY	392,008	2,469,650
UMB Financial Corp.	112,059	4,409,522
Umpqua Holdings Corp.	690,898	9,264,942
United Bancshares Inc.(b)	304,443	6,079,727
United Community Banks Inc.(a)	661,319	2,241,871
Whitney Holding Corp.	768,135	6,997,710
Wilshire Bancorp Inc.	155,790	1,275,920
Wintrust Financial Corp.	192,520	5,927,691

		154,924,010
BIOTECHNOLOGY—0.48%
ArQule Inc.(a)	123,417	455,409
Cambrex Corp.(a)	234,943	1,310,982
CryoLife Inc.(a)	135,230	868,177
Martek Biosciences Corp.(a)	264,951	5,018,172

		7,652,740
BUILDING MATERIALS—2.60%
Apogee Enterprises Inc.	223,307	3,126,298
Comfort Systems USA Inc.	304,909	3,762,577
Drew Industries Inc.(a)	150,418	3,106,132
Eagle Materials Inc.	198,991	5,183,716
NCI Building Systems Inc.(a)	723,169	1,308,936
Quanex Building Products Corp.	183,322	3,110,974
Simpson Manufacturing Co. Inc.(b)	306,187	8,233,368
Texas Industries Inc.(b)	220,852	7,727,611
Universal Forest Products Inc.	154,216	5,676,691

		41,236,303
CHEMICALS—2.16%
A. Schulman Inc.	208,093	4,199,317
American Vanguard Corp.	165,575	1,374,273
Arch Chemicals Inc.	199,593	6,163,432
H.B. Fuller Co.	248,064	5,643,456
OM Group Inc.(a)	243,313	7,637,595
Penford Corp.	92,310	802,174
PolyOne Corp.(a)	384,119	2,869,369
Quaker Chemical Corp.	88,636	1,829,447
Stepan Co.	26,941	1,746,046

Zep Inc.	109,001	1,887,897

		34,153,006
COMMERCIAL SERVICES—5.37%
ABM Industries Inc.	369,646	7,636,886
Administaff Inc.	85,436	2,015,435
American Public Education Inc.(a)	75,579	2,596,894
AMN Healthcare Services Inc.(a)	260,536	2,360,456
Bowne & Co. Inc.	319,915	2,137,032
CDI Corp.	101,832	1,318,724
Chemed Corp.	73,799	3,540,138
Consolidated Graphics Inc.(a)	38,585	1,351,247
Cross Country Healthcare Inc.(a)	246,151	2,439,356
GEO Group Inc. (The)(a)	408,948	8,947,782
Healthcare Services Group Inc.	142,337	3,054,552
HealthSpring Inc.(a)	374,488	6,594,734
Heartland Payment Systems Inc.	298,841	3,923,782
Hillenbrand Inc.	271,307	5,111,424
Kelly Services Inc. Class A(a)	212,280	2,532,500
Kendle International Inc.(a)	118,778	2,174,825
Landauer Inc.	35,157	2,158,640
Live Nation Inc.(a)	666,901	5,675,328
Midas Inc.(a)	71,414	603,448
On Assignment Inc.(a)	139,527	997,618
PAREXEL International Corp.(a)	162,663	2,293,548
Pre-Paid Legal Services Inc.(a)	22,384	919,535
Rewards Network Inc.	70,059	885,546
Spherion Corp.(a)	405,861	2,280,939
StarTek Inc.(a)	43,746	327,220
TrueBlue Inc.(a)	349,154	5,170,971
Universal Technical Institute Inc.(a)	81,210	1,640,442
Viad Corp.	164,013	3,383,588
Volt Information Sciences Inc.(a)	97,068	970,680

		85,043,270
COMPUTERS—1.59%
Agilysys Inc.	160,649	1,461,906
CACI International Inc. Class A(a)	239,429	11,696,107
CIBER Inc.(a)	557,895	1,924,738
Hutchinson Technology Inc.(a)	187,090	1,919,543
Insight Enterprises Inc.(a)	365,933	4,178,955
Integral Systems Inc.(a)	73,616	637,515
MTS Systems Corp.	79,800	2,293,452
RadiSys Corp.(a)	109,106	1,041,962

		25,154,178
DISTRIBUTION & WHOLESALE—2.31%
Brightpoint Inc.(a)	528,701	3,885,952
MWI Veterinary Supply Inc.(a)	38,209	1,440,479
Pool Corp.	389,884	7,438,987
ScanSource Inc.(a)	211,732	5,653,244
United Stationers Inc.(a)	190,078	10,805,934
Watsco Inc.	150,556	7,374,233

		36,598,829
DIVERSIFIED FINANCIAL SERVICES—1.39%
Financial Federal Corp.	104,321	2,868,828
Greenhill & Co. Inc.	70,272	5,638,625
Investment Technology Group Inc.(a)	125,767	2,477,610
LaBranche & Co. Inc.(a)	424,416	1,205,341
National Financial Partners Corp.(a)	330,051	2,670,113
Piper Jaffray Companies(a)	87,954	4,451,352
SWS Group Inc.	224,269	2,713,655

		22,025,524

ELECTRIC—2.78%
ALLETE Inc.	236,164	7,717,840
Avista Corp.	436,057	9,414,471
Central Vermont Public Service Corp.	93,568	1,946,214
CH Energy Group Inc.	125,958	5,355,734
El Paso Electric Co.(a)	187,107	3,794,530
UIL Holdings Corp.	238,402	6,694,328
UniSource Energy Corp.	284,749	9,166,070

		44,089,187
ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
Advanced Energy Industries Inc.(a)	167,186	2,521,165
Belden Inc.	193,452	4,240,468
Encore Wire Corp.	150,581	3,172,742
Greatbatch Inc.(a)	65,273	1,255,200
Littelfuse Inc.(a)	55,939	1,798,439
Magnetek Inc.(a)	248,294	382,373
Vicor Corp.(a)	64,878	603,365

		13,973,752
ELECTRONICS—3.71%
American Science and Engineering Inc.	32,637	2,475,190
Analogic Corp.	60,681	2,336,825
Badger Meter Inc.	51,428	2,047,863
Bel Fuse Inc. Class B	93,212	2,003,126
Benchmark Electronics Inc.(a)	512,563	9,692,566
Brady Corp. Class A	208,534	6,258,105
Checkpoint Systems Inc.(a)	310,911	4,741,393
CTS Corp.	270,539	2,602,585
Cubic Corp.	61,935	2,310,176
Daktronics Inc.	107,933	994,063
Electro Scientific Industries Inc.(a)	219,260	2,372,393
FEI Co.(a)	108,371	2,531,547
Keithley Instruments Inc.	62,157	289,030
LoJack Corp.(a)	148,276	599,035
Methode Electronics Inc.	198,862	1,726,122
Park Electrochemical Corp.	95,084	2,628,122
Plexus Corp.(a)	123,102	3,508,407
Rogers Corp.(a)	125,579	3,806,299
Sonic Solutions Inc.(a)	98,124	1,160,807
Technitrol Inc.	330,031	1,445,536
Watts Water Technologies Inc. Class A	103,062	3,186,677

		58,715,867
ENERGY - ALTERNATE SOURCES—0.20%
Headwaters Inc.(a)	481,051	3,136,453

		3,136,453
ENGINEERING & CONSTRUCTION—1.49%
Dycom Industries Inc.(a)	311,378	2,500,365
EMCOR Group Inc.(a)	524,587	14,111,390
Insituform Technologies Inc. Class A(a)	309,658	7,035,430

		23,647,185
ENTERTAINMENT—0.17%
Pinnacle Entertainment Inc.(a)	297,344	2,670,149

		2,670,149
ENVIRONMENTAL CONTROL—0.16%
Calgon Carbon Corp.(a)	187,807	2,610,517

		2,610,517

FOOD—2.00%
Diamond Foods Inc.	70,352	2,500,310
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	232,443	2,740,503
Hain Celestial Group Inc.(a)	324,952	5,527,434
J&J Snack Foods Corp.	55,440	2,215,382
Lance Inc.	117,774	3,097,456
Nash-Finch Co.	102,438	3,799,425
Spartan Stores Inc.	179,031	2,558,353
United Natural Foods Inc.(a)	344,217	9,204,363

		31,643,226
FOREST PRODUCTS & PAPER—1.37%
Buckeye Technologies Inc.(a)	152,549	1,488,878
Clearwater Paper Corp.(a)	90,581	4,979,238
Deltic Timber Corp.	52,961	2,445,739
Neenah Paper Inc.	117,454	1,638,483
Rock-Tenn Co. Class A	132,711	6,689,962
Wausau Paper Corp.	390,061	4,524,708

		21,767,008
GAS—3.73%
Laclede Group Inc. (The)	176,600	5,963,782
New Jersey Resources Corp.	330,925	12,376,595
Northwest Natural Gas Co.	130,985	5,899,564
Piedmont Natural Gas Co.	581,691	15,560,234
South Jersey Industries Inc.	237,204	9,056,449
Southwest Gas Corp.	357,825	10,208,747

		59,065,371
HEALTH CARE - PRODUCTS—2.55%
CONMED Corp.(a)	231,923	5,287,844
Haemonetics Corp.(a)	81,674	4,504,321
Hanger Orthopedic Group Inc.(a)	252,782	3,495,975
ICU Medical Inc.(a)	47,953	1,747,407
Invacare Corp.	257,327	6,417,735
LCA-Vision Inc.(a)	151,296	774,636
Meridian Bioscience Inc.	142,520	3,071,306
Merit Medical Systems Inc.(a)	92,486	1,784,055
Osteotech Inc.(a)	148,739	475,965
Palomar Medical Technologies Inc.(a)	144,929	1,460,884
PSS World Medical Inc.(a)	233,016	5,259,171
Symmetry Medical Inc.(a)	286,279	2,307,409
West Pharmaceutical Services Inc.	97,402	3,818,158

		40,404,866
HEALTH CARE - SERVICES—2.74%
AMERIGROUP Corp.(a)	406,654	10,963,392
AmSurg Corp.(a)	119,983	2,642,026
Centene Corp.(a)	342,668	7,254,282
Gentiva Health Services Inc.(a)	233,482	6,306,349
Magellan Health Services Inc.(a)	254,012	10,345,909
MedCath Corp.(a)	141,968	1,122,967
Molina Healthcare Inc.(a)	106,053	2,425,432
Res-Care Inc.(a)	204,993	2,295,922

		43,356,279
HOME BUILDERS—0.75%
M/I Homes Inc.(a)	148,467	1,542,572
Meritage Homes Corp.(a)	253,425	4,898,705
Skyline Corp.	54,517	1,003,113
Standard-Pacific Corp.(a)	776,558	2,904,327

Winnebago Industries Inc.(a)(b)	121,473	1,481,971

		11,830,688
HOME FURNISHINGS—0.37%
Audiovox Corp. Class A(a)	148,845	1,055,311
Ethan Allen Interiors Inc.	207,789	2,788,528
La-Z-Boy Inc.(a)(b)	213,987	2,039,296

		5,883,135
HOUSEHOLD PRODUCTS & WARES—1.01%
Blyth Inc.	47,774	1,610,939
Central Garden & Pet Co. Class A(a)	541,946	5,386,943
Helen of Troy Ltd.(a)(b)	240,352	5,879,010
Kid Brands Inc.(a)	82,722	362,322
Standard Register Co. (The)	103,999	530,395
WD-40 Co.	68,814	2,226,821

		15,996,430
HOUSEWARES—0.37%
Toro Co. (The)	139,070	5,814,517

		5,814,517
INSURANCE—4.06%
American Physicians Capital Inc.	70,871	2,148,809
Amerisafe Inc.(a)	150,716	2,708,367
Delphi Financial Group Inc. Class A	177,871	3,978,974
Employers Holdings Inc.	240,993	3,696,833
Infinity Property and Casualty Corp.	108,456	4,407,652
Navigators Group Inc. (The)(a)	64,279	3,028,184
Presidential Life Corp.	165,921	1,518,177
ProAssurance Corp.(a)	252,978	13,587,448
RLI Corp.	87,661	4,667,948
Safety Insurance Group Inc.	120,007	4,347,854
Selective Insurance Group Inc.	422,693	6,953,300
Stewart Information Services Corp.(b)	146,252	1,649,723
United Fire & Casualty Co.	178,325	3,250,865
Zenith National Insurance Corp.	279,748	8,325,300

		64,269,434
INTERNET—0.41%
InfoSpace Inc.(a)	282,331	2,419,577
PCTEL Inc.(a)	150,055	888,326
United Online Inc.	438,934	3,155,935

		6,463,838
IRON & STEEL—0.39%
Gibraltar Industries Inc.(a)	240,417	3,781,759
Olympic Steel Inc.	72,103	2,349,116

		6,130,875
LEISURE TIME—0.92%
Arctic Cat Inc.(a)	98,235	899,833
Brunswick Corp.	703,057	8,935,854
Callaway Golf Co.	514,227	3,877,272
Multimedia Games Inc.(a)(b)	92,651	556,833
Nautilus Inc.(a)(b)	171,805	348,764

		14,618,556
LODGING—0.18%
Marcus Corp.	167,144	2,142,786
Monarch Casino & Resort Inc.(a)	92,059	745,678

		2,888,464

MACHINERY—2.64%
Albany International Corp. Class A	218,820	4,914,697
Applied Industrial Technologies Inc.	296,667	6,547,441
Astec Industries Inc.(a)	158,249	4,263,228
Briggs & Stratton Corp.	398,156	7,449,499
Cascade Corp.	73,183	2,011,801
Cognex Corp.	142,619	2,527,209
Gerber Scientific Inc.(a)	202,413	1,022,186
Intermec Inc.(a)	396,605	5,100,340
Lindsay Corp.(b)	47,681	1,900,088
Robbins & Myers Inc.	261,621	6,153,326

		41,889,815
MANUFACTURING—3.93%
A.O. Smith Corp.	85,336	3,702,729
Actuant Corp. Class A	539,894	10,004,236
Acuity Brands Inc.	344,471	12,276,946
Barnes Group Inc.	344,408	5,820,495
Ceradyne Inc.(a)	204,855	3,935,265
CLARCOR Inc.	212,475	6,892,689
EnPro Industries Inc.(a)	159,471	4,211,629
ESCO Technologies Inc.	99,154	3,554,671
Griffon Corp.(a)	351,549	4,295,929
Lydall Inc.(a)	137,088	714,228
Myers Industries Inc.	225,823	2,054,989
Standex International Corp.	99,667	2,002,310
Tredegar Corp.	173,081	2,738,141

		62,204,257
MEDIA—0.10%
E.W. Scripps Co. (The) Class A(a)	232,079	1,615,270

		1,615,270
METAL FABRICATE & HARDWARE—0.98%
A.M. Castle & Co.	133,901	1,833,105
CIRCOR International Inc.	76,017	1,914,108
Kaydon Corp.	103,375	3,696,690
Lawson Products Inc.	32,838	579,591
Mueller Industries Inc.	299,790	7,446,784

		15,470,278
MINING—0.72%
Brush Engineered Materials Inc.(a)	77,864	1,443,599
Century Aluminum Co.(a)	456,884	7,396,952
RTI International Metals Inc.(a)	100,696	2,534,518

		11,375,069
MISCELLANEOUS - MANUFACTURING—0.09%
John Bean Technologies Corp.	84,308	1,434,079

		1,434,079
OFFICE FURNISHINGS—0.23%
Interface Inc. Class A	449,200	3,732,852

		3,732,852
OIL & GAS—1.80%
Holly Corp.	154,465	3,958,938
Penn Virginia Corp.	361,385	7,693,887
Petroleum Development Corp.(a)	153,523	2,795,654
PetroQuest Energy Inc.(a)	206,905	1,268,328
Pioneer Drilling Co.(a)	431,956	3,412,452
Seahawk Drilling Inc.(a)	80,086	1,805,138
Stone Energy Corp.(a)	194,219	3,505,653

Swift Energy Co.(a)	170,188	4,077,704

		28,517,754
OIL & GAS SERVICES—0.69%
Basic Energy Services Inc.(a)	182,860	1,627,454
ION Geophysical Corp.(a)	368,696	2,182,680
Matrix Service Co.(a)	209,074	2,226,638
SEACOR Holdings Inc.(a)	64,546	4,921,633

		10,958,405
PHARMACEUTICALS—0.68%
Emergent BioSolutions Inc.(a)	74,771	1,016,138
Mannatech Inc.(b)	129,333	403,519
PharMerica Corp.(a)	244,180	3,877,578
Theragenics Corp.(a)	193,322	259,051
ViroPharma Inc.(a)	617,206	5,178,358

		10,734,644
REAL ESTATE INVESTMENT TRUSTS—7.14%
BioMed Realty Trust Inc.	422,378	6,665,125
Cedar Shopping Centers Inc.	361,047	2,455,120
Colonial Properties Trust	528,223	6,196,056
EastGroup Properties Inc.	91,744	3,511,960
Entertainment Properties Trust	160,697	5,667,783
Extra Space Storage Inc.	427,127	4,933,317
Franklin Street Properties Corp.	539,313	7,879,363
Healthcare Realty Trust Inc.	283,756	6,089,404
Home Properties Inc.	125,638	5,994,189
Inland Real Estate Corp.	565,415	4,608,132
Kilroy Realty Corp.	185,647	5,693,793
Kite Realty Group Trust	505,064	2,055,610
LaSalle Hotel Properties	187,422	3,978,969
Lexington Realty Trust	815,696	4,959,432
LTC Properties Inc.	96,439	2,579,743
Mid-America Apartment Communities Inc.	108,091	5,218,633
National Retail Properties Inc.	308,487	6,546,094
Parkway Properties Inc.	172,524	3,591,950
Pennsylvania Real Estate Investment Trust(b)	316,903	2,680,999
Post Properties Inc.	385,864	7,562,934
PS Business Parks Inc.	60,512	3,028,626
Sovran Self Storage Inc.	118,377	4,229,610
Tanger Factory Outlet Centers Inc.	141,210	5,505,778
Urstadt Biddle Properties Inc. Class A	101,587	1,551,233

		113,183,853
RETAIL—8.23%
Brown Shoe Co. Inc.	342,031	3,375,846
Cabela’s Inc.(a)(b)	321,534	4,585,075
Casey’s General Stores Inc.	405,167	12,932,931
Cato Corp. (The) Class A	136,925	2,746,716
Children’s Place Retail Stores Inc. (The)(a)	218,169	7,201,759
Christopher & Banks Corp.	287,978	2,194,392
CKE Restaurants Inc.	440,234	3,724,380
DineEquity Inc.(a)(b)	46,264	1,123,753
EZCORP Inc.(a)	163,163	2,808,035
Finish Line Inc. (The) Class A	449,593	5,642,392
Fred’s Inc. Class A	319,673	3,260,665
Genesco Inc.(a)	83,405	2,290,301
Group 1 Automotive Inc.(a)	192,879	5,468,120
Haverty Furniture Companies Inc.	149,609	2,054,132
Hot Topic Inc.(a)	354,356	2,253,704
Jack in the Box Inc.(a)	456,105	8,971,585
Jo-Ann Stores Inc.(a)	72,819	2,638,961

Landry’s Restaurants Inc.(a)(b)	64,742	1,378,357
Lithia Motors Inc. Class A(a)(b)	169,775	1,395,551
MarineMax Inc.(a)(b)	170,663	1,568,393
Men’s Wearhouse Inc. (The)	191,388	4,030,631
Movado Group Inc.	143,161	1,391,525
O’Charley’s Inc.(a)	150,661	986,830
OfficeMax Inc.(a)	395,181	5,014,847
Papa John’s International Inc.(a)	70,583	1,648,819
Pep Boys—Manny, Moe & Jack (The)	371,707	3,144,641
Red Robin Gourmet Burgers Inc.(a)(b)	124,353	2,225,919
Ruby Tuesday Inc.(a)	514,423	3,703,846
Ruth’s Hospitality Group Inc.(a)	165,455	345,801
School Specialty Inc.(a)(b)	127,878	2,991,066
Sonic Automotive Inc.(a)	205,780	2,138,054
Stage Stores Inc.	303,798	3,754,943
Steak n Shake Co. (The)(a)	4,129	1,338,291
Stein Mart Inc.(a)	102,905	1,096,967
Tractor Supply Co.(a)	97,955	5,187,697
Tuesday Morning Corp.(a)	255,465	659,100
World Fuel Services Corp.	472,847	12,667,571
Zale Corp.(a)(b)	194,193	528,205

		130,469,801
SAVINGS & LOANS—0.27%
Brookline Bancorp Inc.	278,207	2,757,031
Dime Community Bancshares Inc.	128,846	1,510,075

		4,267,106
SEMICONDUCTORS—2.98%
Actel Corp.(a)	120,016	1,425,790
ATMI Inc.(a)	110,458	2,056,728
Brooks Automation Inc.(a)	272,477	2,337,853
Cabot Microelectronics Corp.(a)	108,511	3,576,523
Cohu Inc.	187,126	2,610,408
DSP Group Inc.(a)	101,735	572,768
Exar Corp.(a)	178,866	1,271,737
Kulicke and Soffa Industries Inc.(a)	294,416	1,586,902
Micrel Inc.	169,068	1,386,358
Microsemi Corp.(a)	384,963	6,833,093
MKS Instruments Inc.(a)	394,363	6,865,860
Rudolph Technologies Inc.(a)	127,342	855,738
Standard Microsystems Corp.(a)	110,063	2,287,109
Supertex Inc.(a)	55,917	1,666,327
Ultratech Inc.(a)	102,752	1,526,895
Varian Semiconductor Equipment Associates Inc.(a)	286,968	10,296,412

		47,156,501
SOFTWARE—1.60%
Avid Technology Inc.(a)(b)	227,505	2,902,964
Digi International Inc.(a)	197,847	1,804,365
EPIQ Systems Inc.(a)	86,200	1,205,938
Omnicell Inc.(a)	87,297	1,020,502
Phoenix Technologies Ltd.(a)	136,881	376,423
Progress Software Corp.(a)	160,149	4,677,952
SYNNEX Corp.(a)	164,392	5,040,259
Take-Two Interactive Software Inc.(a)(b)	646,675	6,499,084
THQ Inc.(a)(b)	361,400	1,821,456

		25,348,943
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc.(a)	91,333	1,286,882

		1,286,882

TELECOMMUNICATIONS—3.05%
Adaptec Inc.(a)	961,642	3,221,501
Anixter International Inc.(a)	110,433	5,201,394
Applied Signal Technology Inc.	53,870	1,039,152
ARRIS Group Inc.(a)	499,484	5,709,102
Black Box Corp.	139,955	3,966,325
Comtech Telecommunications Corp.(a)	224,872	7,881,764
EMS Technologies Inc.(a)	122,352	1,774,104
General Communication Inc. Class A(a)	356,101	2,271,924
Harmonic Inc.(a)	766,224	4,850,198
Iowa Telecommunications Services Inc.	146,807	2,460,485
Network Equipment Technologies Inc.(a)	130,086	526,848
Newport Corp.(a)	183,468	1,686,071
Symmetricom Inc.(a)	220,989	1,149,143
Tekelec(a)	305,974	4,675,283
Tollgrade Communications Inc.(a)	103,735	633,821
USA Mobility Inc.	116,392	1,281,476

		48,328,591
TEXTILES—0.38%
G&K Services Inc. Class A	148,416	3,729,694
UniFirst Corp.	48,115	2,314,813

		6,044,507
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(a)	222,862	2,701,087
RC2 Corp.(a)	97,771	1,442,122

		4,143,209
TRANSPORTATION—1.99%
Arkansas Best Corp.	201,443	5,928,467
Bristow Group Inc.(a)	285,573	10,980,282
Heartland Express Inc.	201,571	3,077,989
Hub Group Inc. Class A(a)	169,146	4,538,187
Knight Transportation Inc.	190,656	3,677,754
Old Dominion Freight Line Inc.(a)	107,100	3,287,970

		31,490,649
WATER—0.17%
American States Water Co.	75,427	2,670,870

		2,670,870

TOTAL COMMON STOCKS
(Cost: $1,681,643,171)		1,582,340,457

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.84%

MONEY MARKET FUNDS—2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	37,286,229	37,286,229
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	6,064,520	6,064,520
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	1,614,089	1,614,089

		44,964,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,964,838)	44,964,838

TOTAL INVESTMENTS IN SECURITIES—102.72%
(Cost: $1,726,608,009)	1,627,305,295
Other Assets, Less Liabilities—(2.72)%	(43,142,374)

NET ASSETS—100.00%	$1,584,162,921

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.25%
Dentsu Inc.	11,200	$256,856

		256,856
AGRICULTURE—0.96%
Japan Tobacco Inc.	288	968,301

		968,301
AIRLINES—0.47%
All Nippon Airways Co. Ltd.	136,000	368,140
Japan Airlines Corp.(a)(b)	152,000	109,394

		477,534
AUTO MANUFACTURERS—11.66%
Honda Motor Co. Ltd.	97,600	3,260,497
Nissan Motor Co. Ltd.(a)	130,400	1,134,583
Suzuki Motor Corp.	22,400	548,601
Toyota Motor Corp.	164,000	6,835,168

		11,778,849
AUTO PARTS & EQUIPMENT—1.88%
Bridgestone Corp.	38,400	670,696
Denso Corp.	28,000	836,135
NOK Corp.	6,400	87,927
Toyota Industries Corp.	10,400	307,772

		1,902,530
BANKS—7.86%
Mitsubishi UFJ Financial Group Inc.	821,600	3,989,078
Mizuho Financial Group Inc.	917,600	1,636,195
Shinsei Bank Ltd.(a)(b)	96,000	104,152
Sumitomo Mitsui Financial Group Inc.	60,000	1,704,710
Sumitomo Trust and Banking Co. Ltd. (The)	104,000	506,064

		7,940,199
BEVERAGES—1.34%
Asahi Breweries Ltd.	24,800	456,067
Kirin Holdings Co. Ltd.	56,000	896,289

		1,352,356
BUILDING MATERIALS—1.77%
Asahi Glass Co. Ltd.	64,000	603,598
Daikin Industries Ltd.	16,000	629,035
JS Group Corp.	15,200	261,075
Panasonic Electric Works Co. Ltd.	24,000	289,253

		1,782,961
CHEMICALS—3.02%
Asahi Kasei Corp.	72,000	358,859
JSR Corp.	11,200	226,178

Mitsubishi Chemical Holdings Corp.	68,000	287,792
Mitsui Chemicals Inc.	56,000	144,369
Nitto Denko Corp.	9,600	342,360
Shin-Etsu Chemical Co. Ltd.	23,200	1,303,357
Sumitomo Chemical Co. Ltd.	88,000	382,835

		3,045,750
COMMERCIAL SERVICES—0.66%
Dai Nippon Printing Co. Ltd.	32,000	405,951
Toppan Printing Co. Ltd.	32,000	258,145

		664,096
COMPUTERS—1.19%
Fujitsu Ltd.	120,000	768,248
TDK Corp.	7,200	436,973

		1,205,221
COSMETICS & PERSONAL CARE—1.35%
Kao Corp.	31,200	728,933
Shiseido Co. Ltd.	21,600	413,230
Unicharm Corp.	2,400	224,545

		1,366,708
DISTRIBUTION & WHOLESALE—5.40%
ITOCHU Corp.	80,000	586,068
Marubeni Corp.	96,000	526,946
Mitsubishi Corp.	88,800	2,198,657
Mitsui & Co. Ltd.	101,600	1,430,771
Sumitomo Corp.	70,400	713,112

		5,455,554
DIVERSIFIED FINANCIAL SERVICES—2.70%
Credit Saison Co. Ltd.	9,600	107,658
Daiwa Securities Group Inc.	104,000	519,469
Nomura Holdings Inc.	224,000	1,638,584
ORIX Corp.	6,320	425,656
Promise Co. Ltd.(a)	5,200	39,547

		2,730,914
ELECTRIC—4.25%
Chubu Electric Power Co. Inc.	40,000	953,864
Kansai Electric Power Co. Inc. (The)	45,600	1,028,627
Kyushu Electric Power Co. Inc.	25,600	526,327
Tokyo Electric Power Co. Inc. (The)	71,200	1,785,832

		4,294,650
ELECTRICAL COMPONENTS & EQUIPMENT—4.61%
Fujikura Ltd.	24,000	124,518
Furukawa Electric Co. Ltd.	40,000	165,852
Hitachi Ltd.(a)	256,000	780,966
Mitsubishi Electric Corp.(a)	120,000	882,969
SANYO Electric Co. Ltd.(a)(b)	104,000	191,031
Sharp Corp.	56,000	701,993
Sumitomo Electric Industries Ltd.	43,200	533,648
Toshiba Corp.(a)	232,000	1,273,452

		4,654,429
ELECTRONICS—5.40%
Advantest Corp.	10,400	268,672
Fanuc Ltd.	11,200	1,038,251
Hirose Electric Co. Ltd.	1,600	166,883
Hoya Corp.	26,400	697,610

Keyence Corp.	2,451	505,497
Kyocera Corp.	9,600	842,494
Murata Manufacturing Co. Ltd.	12,000	592,943
NEC Corp.(a)	152,000	390,225
NGK Insulators Ltd.	16,000	347,172
Secom Co. Ltd.	12,800	607,723

		5,457,470
ENGINEERING & CONSTRUCTION—0.51%
Kajima Corp.	64,000	128,557
Obayashi Corp.	40,000	135,775
Shimizu Corp.	40,000	143,080
Taisei Corp.	64,000	109,308

		516,720
ENTERTAINMENT—0.21%
Oriental Land Co. Ltd.	3,200	210,366

		210,366
FOOD—0.86%
Ajinomoto Co. Inc.	40,000	375,960
Nippon Meat Packers Inc.	8,000	92,293
Nissin Foods Holdings Co. Ltd.	5,600	182,265
Yakult Honsha Co. Ltd.	7,200	217,326

		867,844
FOREST PRODUCTS & PAPER—0.39%
Nippon Paper Group Inc.	6,400	163,618
Oji Paper Co. Ltd.	56,000	233,998

		397,616
GAS—0.97%
Osaka Gas Co. Ltd.	120,000	404,748
Tokyo Gas Co. Ltd.	144,000	573,865

		978,613
HAND & MACHINE TOOLS—0.36%
SMC Corp.	3,200	361,953

		361,953
HEALTH CARE - PRODUCTS—0.57%
Terumo Corp.	9,600	577,475

		577,475
HOME BUILDERS—0.62%
Daiwa House Industry Co. Ltd.	32,000	341,672
Sekisui House Ltd.	32,000	288,394

		630,066
HOME FURNISHINGS—3.42%
Panasonic Corp.	118,400	1,685,160
Sony Corp.	61,600	1,766,711

		3,451,871
HOUSEWARES—0.10%
TOTO Ltd.	16,000	100,886

		100,886
INSURANCE—2.84%
Mitsui Sumitomo Insurance Group Holdings Inc.	25,600	650,346
Nipponkoa Insurance Co. Ltd.	40,000	226,435
Sompo Japan Insurance Inc.	56,000	356,711

T&D Holdings Inc.	18,400	375,333
Tokio Marine Holdings Inc.	46,400	1,260,991

		2,869,816
INTERNET—1.47%
SoftBank Corp.	52,800	1,230,743
Yahoo! Japan Corp.	856	255,986

		1,486,729
IRON & STEEL—3.25%
JFE Holdings Inc.	28,025	1,098,784
Kobe Steel Ltd.(a)	160,000	288,737
Nippon Steel Corp.	328,000	1,321,231
Sumitomo Metal Industries Ltd.	216,000	577,732

		3,286,484
MACHINERY - CONSTRUCTION & MINING—1.10%
Komatsu Ltd.	53,600	1,113,512

		1,113,512
MACHINERY - DIVERSIFIED—0.58%
Kubota Corp.	64,000	584,349

		584,349
MANUFACTURING—2.46%
FUJIFILM Holdings Corp.	27,200	815,167
Kawasaki Heavy Industries Ltd.	88,000	221,193
Konica Minolta Holdings Inc.	32,000	327,236
Mitsubishi Heavy Industries Ltd.	200,000	700,360
Nikon Corp.	21,600	424,134

		2,488,090
MEDIA—0.13%
Nippon Television Network Corp.	1,040	134,168

		134,168
METAL FABRICATE & HARDWARE—0.17%
NSK Ltd.	24,000	175,305

		175,305
MINING—0.73%
Mitsubishi Materials Corp.(a)	72,000	175,563
Mitsui Mining & Smelting Co. Ltd.(a)	32,000	82,496
Sumitomo Metal Mining Co. Ltd.	32,000	474,010

		732,069
OFFICE & BUSINESS EQUIPMENT—3.35%
Canon Inc.	67,250	2,824,507
Ricoh Co. Ltd.	40,000	564,585

		3,389,092
OIL & GAS—0.88%
INPEX Corp.	56	421,677
Nippon Oil Corp.	72,000	332,564
TonenGeneral Sekiyu K.K.	16,000	133,197

		887,438
PACKAGING & CONTAINERS—0.14%
Toyo Seikan Kaisha Ltd.	9,600	146,019

		146,019
PHARMACEUTICALS—4.24%
Astellas Pharma Inc.	25,628	952,499

Daiichi Sankyo Co. Ltd.	39,203	820,738
Eisai Co. Ltd.	15,200	558,397
Taisho Pharmaceutical Co. Ltd.	8,000	137,322
Takeda Pharmaceutical Co. Ltd.	44,000	1,810,194

		4,279,150
REAL ESTATE—2.37%
Mitsubishi Estate Co. Ltd.	72,000	1,143,090
Mitsui Fudosan Co. Ltd.	48,000	803,308
Sumitomo Realty & Development Co. Ltd.	24,000	448,316

		2,394,714
RETAIL—2.33%
AEON Co. Ltd.	40,000	323,111
Fast Retailing Co. Ltd.	3,200	600,505
Marui Group Co. Ltd.	15,200	93,230
Seven & I Holdings Co. Ltd.	47,200	961,796
Yamada Denki Co. Ltd.	5,520	371,182

		2,349,824
SEMICONDUCTORS—1.02%
Rohm Co. Ltd.	5,600	364,531
Tokyo Electron Ltd.	10,400	661,346

		1,025,877
TELECOMMUNICATIONS—3.37%
Nippon Telegraph and Telephone Corp.	49,600	1,944,680
NTT Data Corp.	80	248,434
NTT DoCoMo Inc.	872	1,213,934

		3,407,048
TEXTILES—0.80%
Kuraray Co. Ltd.	20,000	233,525
Teijin Ltd.	56,000	180,461
Toray Industries Inc.	72,000	389,022

		803,008
TOYS, GAMES & HOBBIES—1.50%
Nintendo Co. Ltd.	6,400	1,515,183

		1,515,183
TRANSPORTATION—4.38%
Central Japan Railway Co.	104	694,860
East Japan Railway Co.	21,600	1,361,964
Kintetsu Corp.(b)	96,000	317,611
Mitsui O.S.K. Lines Ltd.	64,000	336,173
Nippon Express Co. Ltd.	48,000	196,444
Nippon Yusen K.K.	88,000	269,402
Odakyu Electric Railway Co. Ltd.	40,000	306,354
Tokyu Corp.	64,000	254,364
West Japan Railway Co.	104	348,547
Yamato Holdings Co. Ltd.	24,800	343,116

		4,428,835

TOTAL COMMON STOCKS
(Cost: $139,312,424)		100,924,498

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.74%

MONEY MARKET FUNDS—0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	609,385	609,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	99,115	99,115
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(c)(d)	36,339	36,339

		744,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,839)		744,839

TOTAL INVESTMENTS IN SECURITIES—100.63%
(Cost: $140,057,263)		101,669,337
Other Assets, Less Liabilities—(0.63)%		(634,704)

NET ASSETS—100.00%		$101,034,633

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2009

Security	Shares	Value

PREFERRED STOCKS—99.71%

AGRICULTURE—2.67%
Archer-Daniels-Midland Co., 6.25%(a)	1,908,005	$83,208,098

		83,208,098
AUTO MANUFACTURERS—4.25%
Ford Motor Co. Capital Trust II, 6.50%	3,323,006	132,521,479

		132,521,479
BANKS—43.25%
Bank of America Corp. Series H, 8.20%	2,895,334	69,980,223
Bank of America Corp., 3.00%(a)	1,317,077	20,282,986
Bank of America Corp., 4.00%(a)	1,313,288	23,809,911
Bank of America Corp., 5.91%	1,263,910	22,573,433
Bank of America Corp., 8.63%	3,021,571	74,149,352
Barclays Bank PLC Series 5, 8.13%	5,084,578	126,402,609
Barclays Bank PLC, 6.63%	808,344	16,433,634
Barclays Bank PLC, 7.10%	3,133,342	69,215,525
Barclays Bank PLC, 7.75%	2,500,612	59,589,584
BNY Capital V Series F, 5.95%(a)	742,005	18,483,345
Fifth Third Capital Trust V, 7.25%	1,225,438	25,060,207
Fifth Third Capital Trust VI, 7.25%	2,512,284	51,225,471
Fifth Third Capital Trust VII, 8.88%	511,282	12,536,635
HSBC USA Inc. Series F, 4.63%(a)	1,262,969	26,901,240
HSBC USA Inc. Series G, 4.00%	613,330	13,370,594
KeyCorp Capital IX, 6.75%(a)	1,472,122	28,411,955
KeyCorp Capital VIII, 7.00%	78,704	1,554,404
KeyCorp Capital X, 8.00%	868,963	19,290,979
M&T Capital Trust IV, 8.50%	1,049,974	27,803,312
National City Capital Trust II, 6.63%(a)	5,237,498	117,058,080
PNC Capital Trust E, 7.75%(b)	983,549	24,962,474
Regions Financing Trust III, 8.88%	579,314	13,463,257
Royal Bank of Scotland Group PLC, Series T, 7.25%	1,782,258	21,191,048
Santander Finance Preferred SA Series 6, 4.00%	577,709	11,675,499
Santander Finance Preferred SA Unipersonal, 6.50%	987,411	25,080,239
Santander Finance Preferred SA Unipersonal, 6.80%	545,797	13,099,128
SunTrust Capital IX, 7.88%	1,389,889	33,732,606
U.S. Bancorp Series D, 7.88%	772,771	21,483,034
UBS Preferred Funding Trust IV Series D, 5.79%	1,164,148	17,462,220
USB Capital XI, 6.60%	2,804,398	67,838,388
USB Capital XII, 6.30%	718,525	16,439,852
Wachovia Capital Trust IV, 6.38%(a)	1,579,389	34,999,260
Wachovia Corp., 7.25%	713,292	15,856,481
Wells Fargo & Co. Series J, 8.00%(a)	1,554,577	39,952,629
Wells Fargo Capital IV, 7.00%	5,925,584	149,146,949
Zions Capital Trust B, 8.00%(a)	864,987	17,654,385

		1,348,170,928

CHEMICALS—0.68%
Celanese Corp., 4.25%	518,025	21,145,780

		21,145,780
DIVERSIFIED FINANCIAL SERVICES—34.18%
Capital One Capital II, 7.50%	751,620	18,181,688
Citigroup Capital VIII, 6.95%(a)	3,902,116	80,968,907
Citigroup Capital IX, 6.00%	2,714,274	49,589,786
Citigroup Capital XVI, 6.45%	2,085,845	38,755,000
Countrywide Capital V, 7.00%(a)	2,889,791	62,563,975
Deutsche Bank Capital Funding Trust IX, 6.63%	708,772	14,877,124
Deutsche Bank Capital Funding Trust VIII, 6.38%(a)	4,987,486	112,617,434
Deutsche Bank Contingent Capital Trust V, 8.05%(a)	1,200,959	30,252,157
General Electric Capital Corp., 6.50%	360,110	9,164,799
Goldman Sachs Group Inc. (The) Series A, 3.75%	1,434,805	31,465,274
Goldman Sachs Group Inc. (The) Series B, 6.20%(a)	1,580,565	39,893,461
Goldman Sachs Group Inc. (The) Series D, 4.00%	2,694,083	61,532,856
HSBC Finance Corp., 6.36%	1,678,292	34,639,947
JPMorgan Chase & Co. Series J, 8.63%(a)	2,678,380	75,637,451
JPMorgan Chase Capital X, 7.00%	2,179,567	55,469,980
JPMorgan Chase Capital XI, 5.88%(a)	346,070	7,658,529
JPMorgan Chase Capital XXVI, 8.00%	3,110,459	83,546,929
Morgan Stanley Capital Trust III, 6.25%	3,213,024	68,116,109
Morgan Stanley Capital Trust IV, 6.25%	360,229	7,608,036
Morgan Stanley Capital Trust VI, 6.60%(a)	2,172,946	48,782,638
Morgan Stanley Series A, 4.00%	1,099,220	24,061,926
National City Capital Trust IV, 8.00%	39,176	978,616
Omnicare Capital Trust II Series B, 4.00%	364,034	13,436,495
RBS Capital Funding Trust V Series E, 5.90%	2,463,152	24,631,520
RBS Capital Funding Trust VII Series G, 6.08%	3,356,157	33,561,570
Repsol International Capital Ltd. Series A, 7.45%	1,479,888	37,367,172

		1,065,359,379
ELECTRIC—0.86%
American Electric Power Co. Inc., 8.75%	368,434	10,349,311
FPL Group Capital Trust I, 5.88%	648,688	16,554,518

		26,903,829
INSURANCE—5.84%
Lincoln National Corp., 6.75%(a)	595,265	13,607,758
MetLife Inc., 5.99%(a)	1,326,820	31,777,339
MetLife Inc., 6.50%	3,969,464	95,267,136
Prudential PLC, 6.50%	422,969	9,525,262
Prudential PLC, 6.75%	545,325	13,087,800
RenaissanceRe Holdings Ltd. Series D, 6.60%	900,996	18,920,916

		182,186,211
REAL ESTATE INVESTMENT TRUSTS—7.98%
Capstead Mortgage Corp., 11.07%	1,155,352	16,290,463
Developers Diversified Realty Corp. Series G, 8.00%(c)	389,640	7,792,800
Developers Diversified Realty Corp. Series H, 7.38%	442,869	8,215,220

Developers Diversified Realty Corp. Series I, 7.50%	360,245	6,704,159
Duke Realty Corp. Series O, 8.38%	908,269	22,325,252
Hospitality Properties Trust, 7.00%	1,028,459	21,865,038
HRPT Properties Trust Class D, 6.50%	588,325	10,531,017
Kimco Realty Corp. Series G, 7.75%	997,522	24,489,165
Public Storage Series I, 7.25%(a)	2,473,741	63,080,395
Public Storage Series K, 7.25%	1,689,511	42,406,726
Public Storage Series M, 6.63%	592,314	13,794,993
Realty Income Corp. Series E, 6.75%(a)	472,994	11,314,016

		248,809,244

TOTAL PREFERRED STOCKS
(Cost: $2,643,112,070)		3,108,304,948

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.48%

MONEY MARKET FUNDS—2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(b)(d)(e)	44,813,073	44,813,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(b)(d)(e)	7,288,745	7,288,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%(b)(d)	25,116,472	25,116,472

		77,218,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,218,290)		77,218,290

TOTAL INVESTMENTS IN SECURITIES—102.19%
(Cost: $2,720,330,360)		3,185,523,238
Other Assets, Less Liabilities—(2.19)%		(68,374,414)

NET ASSETS—100.00%		$3,117,148,824

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Non-income earning security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Emerging Markets Infrastructure, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P India Nifty 50, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P India Nifty 50 Index Fund commenced operations on November 18, 2009.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of December 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology	$1,656,932,074	$—	$—	$1,656,932,074
Russell Top 200	5,233,545	—	—	5,233,545
Russell Top 200 Growth	5,370,829	—	—	5,370,829
Russell Top 200 Value	3,829,090	—	—	3,829,090
Russell 1000	5,098,173,499	—	—	5,098,173,499
Russell 1000 Growth	11,655,915,707	—	—	11,655,915,707
Russell 1000 Value	8,966,782,753	—	—	8,966,782,753
Russell 2000	14,271,358,566	—	—	14,271,358,566
Russell 2000 Growth	3,618,861,569	—	—	3,618,861,569
Russell 2000 Value	3,560,299,010	—	—	3,560,299,010
Russell 3000	2,972,070,446	—	—	2,972,070,446
Russell 3000 Growth	351,835,437	—	—	351,835,437
Russell 3000 Value	368,204,758	—	—	368,204,758
Russell Microcap	354,325,025	—	—	354,325,025
Russell Midcap	5,184,936,073	—	—	5,184,936,073
Russell Midcap Growth	3,135,542,622	—	—	3,135,542,622
Russell Midcap Value	2,989,328,819	—	—	2,989,328,819
S&P 100	2,647,047,745	—	—	2,647,047,745
S&P 1500	313,070,361	—	—	313,070,361
S&P 500	22,214,402,777	—	—	22,214,402,777
S&P 500 Growth	5,869,314,471	—	—	5,869,314,471
S&P 500 Value	3,761,672,720	—	—	3,761,672,720
S&P Asia 50	142,321,704	—	—	142,321,704
S&P Developed ex-U.S. Property	118,610,703	—	—	118,610,703
S&P Emerging Markets Infrastructure	32,567,235	—	—	32,567,235
S&P Europe 350
Common Stocks	1,529,788,076	—	30	1,529,788,106
Preferred Stocks	3,418,300	—	—	3,418,300
Rights	—	—	79	79
Warrants	15,978	—	—	15,978
Short-Term Investments	14,591,481	—	—	14,591,481

Total S&P Europe 350	1,547,813,835	—	109	1,547,813,944

S&P Global 100
Common Stocks	806,331,955	—	—	806,331,955
Rights	—	—	41	41
Short-Term Investments	3,411,774	—	—	3,411,774

Total S&P Global 100	809,743,729	—	41	809,743,770

S&P Global Clean Energy	110,718,312	—	—	110,718,312
S&P Global Consumer Discretionary Sector
Common Stocks	84,659,622	—	391,642	85,051,264
Preferred Stocks	305,935	—	—	305,935
Short-Term Investments	2,439,783	—	—	2,439,783

Total S&P Global Consumer Discretionary Sector	87,405,340		391,642	87,796,982

S&P Global Consumer Staples Sector
Common Stocks	308,338,594	—	787,769	309,126,363
Preferred Stocks	3,470,660	—	—	3,470,660
Short-Term Investments	640,205	—	—	640,205

Total S&P Global Consumer Staples Sector	312,449,459		787,769	313,237,228

S&P Global Energy Sector	1,089,352,575	—	—	1,089,352,575
S&P Global Financials Sector
Common Stocks	328,982,574	—	7	328,982,581
Investment Companies	—	—	87	87
Preferred Stocks	3,026,983	—	—	3,026,983
Rights	—	—	20	20
Warrants	5,248	—	—	5,248
Short-Term Investments	2,195,034	—	—	2,195,034

Total S&P Global Financials Sector	334,209,839	—	114	334,209,953

S&P Global Healthcare Sector	530,929,743	—	—	530,929,743
S&P Global Industrials Sector	155,949,085	—	—	155,949,085
S&P Global Infrastructure	441,063,940	—	—	441,063,940
S&P Global Materials Sector	915,971,109	—	—	915,971,109
S&P Global Nuclear Energy	16,567,065	—	—	16,567,065
S&P Global Technology Sector	460,433,624	—	—	460,433,624
S&P Global Telecommunications Sector	321,777,636	—	—	321,777,636
S&P Global Timber & Forestry	50,624,557	—	—	50,624,557
S&P Global Utilities Sector	253,310,069	—	—	253,310,069
S&P India Nifty 50	26,746,425	—	—	26,746,425
S&P Latin America 40	3,226,294,721	—	—	3,226,294,721

S&P MidCap 400	6,998,426,081	—	—	6,998,426,081
S&P MidCap 400 Growth	2,177,519,570	—	—	2,177,519,570
S&P MidCap 400 Value	1,877,403,565	—	—	1,877,403,565
S&P SmallCap 600	5,642,486,516	—	—	5,642,486,516
S&P SmallCap 600 Growth	1,586,726,966	—	—	1,586,726,966
S&P SmallCap 600 Value	1,627,305,295	—	—	1,627,305,295
S&P/TOPIX 150	101,669,337	—	—	101,669,337
S&P U.S. Preferred Stock	3,185,523,238	—	—	3,185,523,238

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended December 31, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in (out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Global 100
Rights	$3,207,438	$3	$—	$(3,207,400)	$41	$3
S&P Europe 350
Common Stocks	28	2	—	—	30	2
Rights	8,440,081	6	—	(8,440,008)	79	6
S&P Global Consumer Discretionary Sector
Common Stocks	151,433	240,209	—	—	391,642	240,209
S&P Global Consumer Staples Sector
Common Stocks	784,630	3,139	—	—	787,769	3,139
S&P Global Financials Sector
Common Stocks	6	1	—	—	7	1
Investment Companies	—	—	—	87	87	87
Rights	1,589,839	1	—	(1,589,820)	20	1
S&P Global Utilities Sector
Rights	700,124	—	—	(700,124)	—	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,082,070,139	$63,743,786	$(488,881,851)	$(425,138,065)
Russell Top 200	5,050,244	286,070	(102,769)	183,301
Russell Top 200 Growth	5,114,731	291,929	(35,831)	256,098
Russell Top 200 Value	3,763,930	179,695	(114,535)	65,160
Russell 1000	6,195,354,546	—	(1,097,181,047)	(1,097,181,047)
Russell 1000 Growth	11,881,301,214	745,518,910	(970,904,417)	(225,385,507)
Russell 1000 Value	10,634,908,471	108,773,424	(1,776,899,142)	(1,668,125,718)
Russell 2000	18,252,274,114	—	(3,980,915,548)	(3,980,915,548)
Russell 2000 Growth	4,050,369,322	219,097,821	(650,605,574)	(431,507,753)
Russell 2000 Value	4,394,663,174	123,435,968	(957,800,132)	(834,364,164)

Russell 3000	3,673,125,232	36,667,092	(737,721,878)	(701,054,786)
Russell 3000 Growth	377,787,221	15,760,664	(41,712,448)	(25,951,784)
Russell 3000 Value	481,308,738	7,490,865	(120,594,845)	(113,103,980)
Russell Microcap	451,458,470	15,435,260	(112,568,705)	(97,133,445)
Russell Midcap	5,735,581,525	157,929,177	(708,574,629)	(550,645,452)
Russell Midcap Growth	3,239,144,110	203,627,385	(307,228,873)	(103,601,488)
Russell Midcap Value	3,488,913,359	72,068,940	(571,653,480)	(499,584,540)
S&P 100	3,369,709,985	14,344,968	(737,007,208)	(722,662,240)
S&P 1500	351,921,383	11,126,998	(49,978,020)	(38,851,022)
S&P 500	26,989,469,712	—	(4,775,066,935)	(4,775,066,935)
S&P 500 Growth	5,753,055,900	367,808,028	(251,549,457)	116,258,571
S&P 500 Value	4,500,277,466	—	(738,604,746)	(738,604,746)
S&P Asia 50	127,906,908	17,384,390	(2,969,594)	14,414,796
S&P Developed ex-U.S. Property	149,977,428	—	(31,366,725)	(31,366,725)
S&P Emerging Markets Infrastructure	30,994,701	2,210,352	(637,818)	1,572,534
S&P Europe 350	1,684,956,543	97,395,991	(234,538,590)	(137,142,599)
S&P Global 100	988,309,888	6,538,281	(185,104,399)	(178,566,118)
S&P Global Clean Energy	110,974,539	9,355,806	(9,612,033)	(256,227)
S&P Global Consumer Discretionary Sector	78,237,695	11,167,847	(1,608,560)	9,559,287
S&P Global Consumer Staples Sector	317,765,096	11,281,525	(15,809,393)	(4,527,868)
S&P Global Energy Sector	1,107,668,626	40,571,214	(58,887,265)	(18,316,051)
S&P Global Financials Sector	429,253,898	—	(95,043,945)	(95,043,945)
S&P Global Healthcare Sector	588,961,980	9,210,920	(67,243,157)	(58,032,237)
S&P Global Industrials Sector	179,140,318	469,537	(23,660,770)	(23,191,233)
S&P Global Infrastructure	411,781,954	34,611,286	(5,329,300)	29,281,986
S&P Global Materials Sector	880,539,524	63,660,252	(28,228,667)	35,431,585
S&P Global Nuclear Energy	15,200,772	1,595,979	(229,686)	1,366,293
S&P Global Technology Sector	490,773,682	24,453,924	(54,793,982)	(30,340,058)
S&P Global Telecommunications Sector	394,475,977	—	(72,698,341)	(72,698,341)
S&P Global Timber & Forestry	44,110,651	6,608,636	(94,730)	6,513,906
S&P Global Utilities Sector	299,284,168	—	(45,974,099)	(45,974,099)
S&P India Nifty 50	26,303,059	843,119	(399,753)	443,366
S&P Latin America 40	3,212,818,099	215,064,225	(201,587,603)	13,476,622
S&P MidCap 400	7,416,562,446	262,548,278	(680,684,643)	(418,136,365)
S&P MidCap 400 Growth	2,098,194,600	162,336,815	(83,011,845)	79,324,970
S&P MidCap 400 Value	2,083,382,904	30,131,614	(236,110,953)	(205,979,339)
S&P SmallCap 600	6,815,070,667	70,804,264	(1,243,388,415)	(1,172,584,151)
S&P SmallCap 600 Growth	1,533,482,984	120,934,808	(67,690,826)	53,243,982
S&P SmallCap 600 Value	1,817,299,954	8,818,762	(198,813,421)	(189,994,659)
S&P/TOPIX 150	140,872,842	2,151,845	(41,355,350)	(39,203,505)
S&P U.S. Preferred Stock	2,750,551,609	438,844,510	(3,872,881)	434,971,629

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”) and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 4 for additional detail.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Index Funds that invest in securities in the Fund’s underlying index. As of December 31, 2009, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

Investments in companies considered to be an affiliate of the Trust, during the period April 1, 2009 to November 30, 2009 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Europe 350
Barclays PLC	2,305,866	783,419	514,237	2,575,048	$12,354,452	$43,159	$1,762,322
S&P Global 100
Barclays PLC	940,854	414,942	131,231	1,224,565	5,875,164	20,524	(410,875)
S&P Global Financials Sector
Barclays PLC	478,071	452,031	57,460	872,642	4,186,723	14,626	(112,443)
S&P U.S. Preferred Stock
Barclays Bank PLC	4,299,459	9,085,920	2,445,537	10,939,842	242,305,397	10,342,704	6,357,502

Investments in companies considered to be an affiliate of the Trust, during the period December 1, 2009 to December 31, 2009 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	18	6	4	20	$4,644	$—	$61
PNC Financial Services Group Inc. (The)	381	—	82	299	15,784	$—	599

					$20,428	$—	$660

Russell Top 200 Growth
BlackRock Inc.	9	6	2	13	$3,019	$—	$31

Russell Top 200 Value
BlackRock Inc.	14	6	—	20	$4,644	$—	$—
PNC Financial Services Group Inc. (The)	459	—	3	456	24,072	—	10

					$28,716	$—	$10

Russell 1000
BlackRock Inc.	9,337	5,368	198	14,507	$3,368,525	$—	$20,546
PNC Financial Services Group Inc. (The)	212,964	640	4,273	209,331	11,050,583	—	(5,869)

					$14,419,108	$—	$14,677

Russell 1000 Growth
BlackRock Inc.	13,658	8,291	118	21,831	$5,069,158	$—	$10,646

Russell 1000 Value
BlackRock Inc.	21,538	12,757	482	33,813	$7,851,379	$—	14,116
PNC Financial Services Group Inc. (The)	738,766	12,899	8,896	742,769	39,210,775	—	(29,448)

					$47,062,154	$—	$(15,332)

Russell 2000
BlackRock Kelso Capital Corp.	162,625	80,626	68,821	174,430	$1,486,144	$58,865	$4,258

Russell 2000 Value
BlackRock Kelso Capital Corp.	93,053	3,432	13,173	83,312	$709,818	$29,003	$(41,641)

Russell 3000
BlackRock Inc.	5,209	3,080	487	7,802	$1,811,624	$—	$27,049
BlackRock Kelso Capital Corp.	2,564	78	225	2,417	20,593	768	(249)
PNC Financial Services Group Inc. (The)	119,016	3,739	10,323	112,432	5,935,285	—	66,351

					$7,767,502	$768	$93,151

Russell 3000 Growth
BlackRock Inc.	373	246	—	619	$143,732	$—	$—

Russell 3000 Value
BlackRock Inc.	833	494	29	1,298	$301,396	—	$1,587
BlackRock Kelso Capital Corp.	589	6	18	577	4,916	185	11
PNC Financial Services Group Inc. (The)	28,985	291	1,053	28,223	1,489,892	—	7,496

					$1,796,204	$185	$9,094

S&P 1500
PNC Financial Services Group Inc. (The)	12,934	—	188	12,746	$672,861	$—	$(4,145)

S&P 500
PNC Financial Services Group Inc. (The)	1,009,163	63,634	60,672	1,012,125	$53,430,079	$—	$228,665

S&P 500 Value
PNC Financial Services Group Inc. (The)	366,279	10,353	26,816	349,816	$18,466,787	$—	$(400,990)

S&P Global Financials Sector
PNC Financial Services Group Inc. (The)	35,478	—	—	35,478	$1,872,884	$—	$—

S&P U.S. Preferred Stock
PNC Capital Trust E	932,018	52,110	579	983,549	$24,962,474	$—	$2,734

For the nine months ended December 31, 2009, iShares S&P Emerging Markets Infrastructure Index Fund had direct investments (exclusive of short-term investments) in issuers of which BFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
iShares MSCI Chile Investable Market Index Fund	—	8,800	—	8,800	$482,152	$1,929	$—
iShares MSCI Malaysia Index Fund	—	112,161	11,800	100,361	1,065,834	15,525	11,588
iShares MSCI South Korea Index Fund	—	22,498	2,600	19,898	947,941	2,893	13,712

					$2,495,927	$20,347	$25,300

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of December 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. BLACKROCK TRANSACTION

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BFA (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The meetings were adjourned several times for certain Funds but as of January 28, 2010 (the date of the most recent shareholder meeting), the new advisory agreement was approved by the shareholders of the Funds.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	February 19, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	February 19, 2010